                                                    ----------------------------
                                                           OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:  3235-0570
                                                    Expires:  September 30, 2007
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                                                    hours per response:  19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                             811-02731
       -------------------------------------------------------------------------


                           Tax-Free Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:      (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:    3/31
                        ------------------

Date of reporting period:   09/30/05
                         -----------------

Item 1. Reports to Stockholders.

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                           Cash Management Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)

                                          Semiannual Report o September 30, 2005

 SEMI                          [COVER IMAGE]
ANNUAL


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

  [1980-2005 25TH                            [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                              --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

                    This is the semiannual report on the performance of the Cash
                    Management Class of the Tax-Free Cash Reserve Portfolio of
     [GRAHAM        Tax-Free Investments Trust, a money market fund investing in
      PHOTO]        short-term municipal bonds of the highest credit ratings.
                    The report covers the six-month reporting period ended
                    September 30, 2005.

ROBERT H. GRAHAM       The Tax-Free Cash Reserve Portfolio seeks to provide as
                    high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Portfolio invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

   [WILLIAMSON         Through a combination of short-term cash management
      PHOTO] vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive returns. The Portfolio maintained a relatively short maturity structure to take advantage of any sudden rise in market yields.

MARK H. WILLIAMSON     The Portfolio continued to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                    =========================================    =========================================

                    DATA AS OF 9/30/05

                    YIELD                                        WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD          MONTHLY YIELD        RANGE DURING PERIOD        END OF PERIOD

                        2.37%                    2.23%                20-31 Days               24 Days

                    =========================================    =========================================


                    ======================================================================================

                    NET ASSETS AT END OF PERIOD

                    $576.4 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.

                    ======================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Despite some fluctuations, the economy continued to grow over the period. Gross domestic product (GDP) grew at an annualized rate of 3.3% in the second quarter of 2005 and an estimated 3.8% in the third quarter.

   Expansion was driven largely by consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. Crude oil prices broke records, and Hurricanes Katrina and Rita rattled consumer confidence late in the period. A sharp drop in consumer confidence in September followed a decline in retail sales for August, but the rest of the period (except May) had positive growth in retail sales.

   In response to evidence of economic growth, short-term interest rates continued to rise throughout the period. When the period began, the federal funds target rate was 2.75%. During the period, the Federal Reserve (the Fed) raised the target rate four times--each time by 25 basis points (0.25%)--bringing the rate to 3.75% on September 30, 2005. As a result of the Fed's actions, the yields on two-year Treasury notes and other short-term instruments rose gradually over the period, and the Fund's yield also rose.

Because of the Fed's statements that accompany each rate increase, many market observers anticipated additional rate hikes might occur before the end of 2005.

TAX-FREE CASH RESERVE PORTFOLIO

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                             /s/ MARK H. WILLIAMSON
--------------------------                       -------------------------------
Robert H. Graham                                 Mark H. Williamson
Vice Chair & President,                          President, A I M Advisors, Inc.
Tax-Free Investments Trust

November 14, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

=========================================
                                             The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY            provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 9/30/05
1-7                                 83.3%
8-14                                 1.5
15-60                                6.9
61-120                               3.2
121-180                              1.0
181-240                              1.0
241+                                 3.1

=========================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

[CROCKETT              At our most recent meeting in June 2005, your Board
  PHOTO]            approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of
                    those AIM Funds that previously charged these fees at a
BRUCE L. CROCKETT   higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this semiannual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ----------------------------------
                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    November 14, 2005

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                  The hypothetical account values and
                                                                                           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information          actual ending account balance or expenses
ongoing costs, including management fees;    about actual account values and actual        you paid for the period. You may use this
distribution and/or service fees (12b-1);    expenses. You may use the information in      information to compare the ongoing costs
and other Fund expenses. This example is     this table, together with the amount you      of investing in the Fund and other funds.
intended to help you understand your         invested, to estimate the expenses that       To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      you paid over the period. Simply divide       example with the 5% hypothetical examples
in the Fund and to compare these costs       your account value by $1,000 (for             that appear in the shareholder reports of
with ongoing costs of investing in other     example, an $8,600 account value divided      the other funds.
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the
investment of $1,000 invested at the         result by the number in the table under          Please note that the expenses shown in
beginning of the period and held for the     the heading entitled "Actual Expenses         the table are meant to highlight your
entire period April 1, 2005, through         Paid During Period" to estimate the           ongoing costs only. Therefore, the
September 30, 2005.                          expenses you paid on your account during      hypothetical information is useful in
                                             this period.                                  comparing ongoing costs only, and will
                                                                                           not help you determine the relative total
                                             HYPOTHETICAL EXAMPLE FOR                      costs of owning different funds.
                                             COMPARISON PURPOSES

                                             The table below also provides information
                                             about hypothetical account values and
                                             hypothetical expenses based on the Fund's
                                             actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                                                      HYPOTHETICAL
                                                     ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING              EXPENSES          ENDING           EXPENSES           ANNUALIZED
  SHARE              ACCOUNT VALUE     ACCOUNT VALUE        PAID DURING      ACCOUNT VALUE     PAID DURING           EXPENSE
  CLASS                (4/01/05)       (9/30/05)(1)           PERIOD(2)        (9/30/05)         PERIOD(2)            RATIO

  Cash
Management             $1,000.00         $1,010.90              $1.51          $1,023.56           $1.52              0.30%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2005, through September
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Tax-Free            o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications     this rate (i) was lower than the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory         fee rates for one retail money market
Inc. ("AIM"). Based upon the                 services, the Board reviewed the              fund, and comparable to the advisory fee
recommendation of the Investments            qualifications of AIM's investment            rates for three institutional money
Committee of the Board, which is             personnel and considered such issues as       market funds (one of which has an
comprised solely of independent trustees,    AIM's portfolio and product review            "all-in" fee structure whereby AIM pays
at a meeting held on June 30, 2005, the      process, AIM's legal and compliance           all of the fund's ordinary operating
Board, including all of the independent      function, AIM's use of technology, AIM's      expenses), advised by AIM with investment
trustees, approved the continuance of the    portfolio administration function and the     strategies comparable to those of the
advisory agreement (the "Advisory            quality of AIM's investment research.         Fund; (ii) was lower than the advisory
Agreement") between the Fund and AIM for     Based on the review of these and other        fee rates for a variable insurance fund
another year, effective July 1, 2005.        factors, the Board concluded that the         advised by AIM and offered to insurance
                                             quality of services to be provided by AIM     company separate accounts with investment
   The Board considered the factors          was appropriate and that AIM currently is     strategies comparable to those of the
discussed below in evaluating the            providing satisfactory services in            Fund; (iii) was lower than the advisory
fairness and reasonableness of the           accordance with the terms of the Advisory     fee rates for one offshore fund for which
Advisory Agreement at the meeting on June    Agreement.                                    an AIM affiliate serves as advisor with
30, 2005 and as part of the Board's                                                        investment strategies comparable to those
ongoing oversight of the Fund. In their      o The performance of the Fund relative to     of the Fund; and (iv) was higher than the
deliberations, the Board and the             comparable funds. The Board reviewed the      advisory fee rates for two unregistered
independent trustees did not identify any    performance of the Fund during the past       pooled investment vehicles, and
particular factor that was controlling,      one, three and five calendar years            comparable to the advisory fee rates for
and each trustee attributed different        against the performance of funds advised      a third unregistered pooled investment
weights to the various factors.              by other advisors with investment             vehicle, for which an AIM affiliate
                                             strategies comparable to those of the         serves as advisor with investment
   One of the responsibilities of the        Fund. The Board noted that the Fund's         strategies comparable to those of the
Senior Officer of the Fund, who is           performance in such periods was at or         Fund. The Board noted that AIM has agreed
independent of AIM and AIM's affiliates,     above the median performance of such          to waive fees and/or limit expenses of
is to manage the process by which the        comparable funds. Based on this review,       the Fund, as discussed below. Based on
Fund's proposed management fees are          the Board concluded that no changes           this review, the Board concluded that the
negotiated to ensure that they are           should be made to the Fund and that it        advisory fee rate for the Fund under the
negotiated in a manner which is at arm's     was not necessary to change the Fund's        Advisory Agreement was fair and
length and reasonable. To that end, the      portfolio management team at this time.       reasonable.
Senior Officer must either supervise a
competitive bidding process or prepare an    o The performance of the Fund relative to     o Fees relative to those of comparable
independent written evaluation. The          indices. The Board reviewed the               funds with other advisors. The Board
Senior Officer has recommended an            performance of the Fund during the past       reviewed the advisory fee rate for the
independent written evaluation in lieu of    one, three and five calendar years            Fund under the Advisory Agreement. The
a competitive bidding process and, upon      against the performance of the Lipper         Board compared effective contractual
the direction of the Board, has prepared     Institutional Tax-Exempt Money Market         advisory fee rates at a common asset
such an independent written evaluation.      Index.* The Board noted that the Fund's       level and noted that the Fund's rate was
Such written evaluation also considered      performance in such periods was               below the median rate of the funds
certain of the factors discussed below.      comparable to the performance of such         advised by other advisors with investment
In addition, as discussed below, the         Index. Based on this review, the Board        strategies comparable to those of the
Senior Officer made certain                  concluded that no changes should be made      Fund that the Board reviewed. The Board
recommendations to the Board in              to the Fund and that it was not necessary     noted that AIM has agreed to waive fees
connection with such written evaluation.     to change the Fund's portfolio management     and/or limit expenses of the Fund, as
                                             team at this time.                            discussed below. Based on this review,
   The discussion below serves as a                                                        the Board concluded that the advisory fee
summary of the Senior Officer's              o Meeting with the Fund's portfolio           rate for the Fund under the Advisory
independent written evaluation and           managers and investment personnel. With       Agreement was fair and reasonable.
recommendations to the Board in              respect to the Fund, the Board is meeting
connection therewith, as well as a           periodically with such Fund's portfolio       o Expense limitations and fee waivers.
discussion of the material factors and       managers and/or investment personnel and      The Board noted that AIM has
the conclusions with respect thereto that    believes that such individuals are            contractually agreed to waive fees and/or
formed the basis for the Board's approval    competent and able to continue to carry       limit expenses of the Fund in an amount
of the Advisory Agreement. After             out their responsibilities under the          necessary to limit total annual operating
consideration of all of the factors below    Advisory Agreement.                           expenses to a specified percentage of
and based on its informed business                                                         average daily net assets for each class
judgment, the Board determined that the      o Overall performance of AIM. The Board       of the Fund. The Board considered the
Advisory Agreement is in the best            considered the overall performance of AIM     contractual nature of this fee
interests of the Fund and its                in providing investment advisory and          waiver/expense limitation and noted that
shareholders and that the compensation to    portfolio administrative services to the      it remains in effect until March 31,
AIM under the Advisory Agreement is fair     Fund and concluded that such performance      2007. The Board considered the effect
and reasonable and would have been           was satisfactory.                             this fee waiver/expense limitation would
obtained through arm's length                                                              have on the Fund's estimated expenses and
negotiations.                                                                              concluded that the levels of fee
                                                                                           waivers/expense limitations for the Fund
o The nature and extent of the advisory                                                    were fair and reasonable.
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.

*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by
 Lipper, Inc., an independent mutual fund performance monitor.                                                           (continued)

TAX-FREE CASH RESERVE PORTFOLIO

o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
Board reviewed the structure of the          Board considered the benefits realized by     determining whether to continue the
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions     Advisory Agreement for the Fund, the
Agreement, noting that it includes one       executed through "soft dollar"                Board considered the fact that AIM, along
breakpoint. The Board reviewed the level     arrangements. Under these arrangements,       with others in the mutual fund industry,
of the Fund's advisory fees, and noted       brokerage commissions paid by other funds     is subject to regulatory inquiries and
that such fees, as a percentage of the       advised by AIM are used to pay for            litigation related to a wide range of
Fund's net assets, have decreased as net     research and execution services. This         issues. The Board also considered the
assets increased because the Advisory        research may be used by AIM in making         governance and compliance reforms being
Agreement includes a breakpoint. The         investment decisions for the Fund. The        undertaken by AIM and its affiliates,
Board concluded that the Fund's fee          Board concluded that such arrangements        including maintaining an internal
levels under the Advisory Agreement          were appropriate.                             controls committee and retaining an
therefore reflect economies of scale and                                                   independent compliance consultant, and
that it was not necessary to change the      o AIM's financial soundness in light of       the fact that AIM has undertaken to cause
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered        the Fund to operate in accordance with
advisory fee schedule.                       whether AIM is financially sound and has      certain governance policies and
                                             the resources necessary to perform its        practices. The Board concluded that these
o Investments in affiliated money market     obligations under the Advisory Agreement,     actions indicated a good faith effort on
funds. Not applicable because the Fund       and concluded that AIM has the financial      the part of AIM to adhere to the highest
does not invest in affiliated money          resources necessary to fulfill its            ethical standards, and determined that
market funds.                                obligations under the Advisory Agreement.     the current regulatory and litigation
                                                                                           environment to which AIM is subject
o Independent written evaluation and         o Historical relationship between the         should not prevent the Board from
recommendations of the Fund's Senior         Fund and AIM. In determining whether to       continuing the Advisory Agreement for the
Officer. The Board noted that, upon their    continue the Advisory Agreement for the       Fund.
direction, the Senior Officer of the         Fund, the Board also considered the prior
Fund, who is independent of AIM and AIM's    relationship between AIM and the Fund, as
affiliates, had prepared an independent      well as the Board's knowledge of AIM's
written evaluation in order to assist the    operations, and concluded that it was
Board in determining the reasonableness      beneficial to maintain the current
of the proposed management fees of the       relationship, in part, because of such
AIM Funds, including the Fund. The Board     knowledge. The Board also reviewed the
noted that the Senior Officer's written      general nature of the non-investment
evaluation had been relied upon by the       advisory services currently performed by
Board in this regard in lieu of a            AIM and its affiliates, such as
competitive bidding process. In              administrative, transfer agency and
determining whether to continue the          distribution services, and the fees
Advisory Agreement for the Fund, the         received by AIM and its affiliates for
Board considered the Senior Officer's        performing such services. In addition to
written evaluation and the recommendation    reviewing such services, the trustees
made by the Senior Officer to the Board      also considered the organizational
that the Board consider implementing a       structure employed by AIM and its
process to assist them in more closely       affiliates to provide those services.
monitoring the performance of the AIM        Based on the review of these and other
Funds. The Board concluded that it would     factors, the Board concluded that AIM and
be advisable to implement such a process     its affiliates were qualified to continue
as soon as reasonably practicable.           to provide non-investment advisory
                                             services to the Fund, including
o Profitability of AIM and its               administrative, transfer agency and
affiliates. The Board reviewed               distribution services, and that AIM and
information concerning the profitability     its affiliates currently are providing
of AIM's (and its affiliates') investment    satisfactory non-investment advisory
advisory and other activities and its        services.
financial condition. The Board considered
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2005
(Unaudited)


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MUNICIPAL NOTES-99.33%

ALABAMA-0.56%

Birmingham (City of)
  Public Educational
  Building Authority
  Student Housing (CHF
  UAB II LLC); VRD
  Series 2005 A RB
  (LOC-Regions Bank)
  2.77%, 07/01/37(b)(c)    --    VMIG-1    $ 6,000    $    6,000,000
--------------------------------------------------------------------
Mobile (City of)
  Infirmary Health
  System Special Care
  Facilities Financing
  Authority; Health
  System VRD Series 2000
  A RB (LOC-Regions
  Bank)
  2.75%, 01/01/25(b)(c)    --    VMIG-1      6,115         6,115,000
--------------------------------------------------------------------
Mobile (City of); Port
  City Medical Clinic
  Board (Infirmary
  Health); VRD Series
  1998 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 02/01/25(b)(d)    A-1   VMIG-1      6,670         6,670,000
====================================================================
                                                          18,785,000
====================================================================

ALASKA-0.48%

Alaska (State of)
  Industrial Development
  & Export Authority
  (Safeway Inc.
  Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank
  A.G.)
  2.80%,
  12/01/05(c)(e)(f)(s)     A-1     --        1,340         1,340,000
--------------------------------------------------------------------
North Slope (Borough
  of); Refunding
  Unlimited Tax Series
  2000 A GO (INS-MBIA
  Insurance Corp.)
  2.77%, 06/30/10(b)(d)   A-1+   VMIG-1     14,600        14,600,000
====================================================================
                                                          15,940,000
====================================================================

ARIZONA-0.53%

Casa Grande (City of)
  Industrial Development
  Authority (Center Park
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1      2,010         2,010,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of)
  Industrial Development
  Authority (Quail
  Gardens Apartments);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1    $ 1,785    $    1,785,000
--------------------------------------------------------------------
Phoenix (City of)
  Industrial Development
  Authority (Lynwood
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  1994 IDR (CEP-Federal
  Home Loan Bank of San
  Francisco)
  2.81%, 10/01/25(b)      A-1+     --        5,825         5,825,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (El Dorado
  Hospital); VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%,
  04/01/38(b)(c)(s)        --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (Tucson
  Electric Power
  Co.-Irvington Road
  Project); VRD Series
  1982 IDR (LOC-Credit
  Suisse)
  2.76%,
  10/01/22(b)(c)(s)        A-1   VMIG-1      2,000         2,000,000
====================================================================
                                                          17,620,000
====================================================================

ARKANSAS-0.06%

Pulaski (County of)
  Public Facilities
  Board (Health
  Facilities-Central
  Arkansas Radiation
  Therapy Inc. Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  07/01/08(b)(c)(g)        --      --        1,910         1,910,000
====================================================================

COLORADO-2.77%

Adams & Weld (Counties
  of) School District
  No. 27J Brighton;
  Unlimited Tax Series
  2004 GO (INS-Financial
  Guaranty Insurance
  Co.)
  2.50%, 12/01/05(d)       AAA     Aaa       1,950         1,967,647
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Art Museum
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 01/01/34(b)(c)   A-1+     --        2,150         2,150,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Seminary
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 07/01/34(b)(c)   A-1+     --      $ 1,000    $    1,000,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Cable
  Television Center &
  Museum Project); VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/06(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Jewish
  Federal Building
  Program); VRD Series
  2005 B-3 RB
  (LOC-National City
  Bank)
  2.81%, 12/01/34(c)(h)    --    VMIG-1      6,465         6,465,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Regis Jesuit High
  School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 12/01/33(b)(c)   A-1+     --        5,515         5,515,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Southeastern Baptist
  Theological Seminary);
  VRD Series 2005
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/25(b)(c)    --    VMIG-1      8,955         8,955,000
--------------------------------------------------------------------
Colorado (State of)
  General Fund; Series
  2005 TRAN
  4.00%, 06/27/06         SP-1+   MIG-1     10,000        10,098,368
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Arapahoe
  House Project); VRD
  Series 2004 A RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.82%, 04/01/24(b)(c)   A-1+     --        1,200         1,200,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Collinwood); Refunding
  VRD Series 2004 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --        4,130         4,130,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/15/30(b)(c)    A-1     --        9,615         9,615,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers);
  Refunding VRD Series
  2004 A RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --      $ 5,145    $    5,145,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  1997 RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/11(b)(c)   A-1+     --          750           750,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  2002 A RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/31(b)(c)   A-1+     --        3,400         3,400,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Craig
  Hospital Project);
  Refunding VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/20(b)(c)   A-1+     --        5,580         5,580,000
--------------------------------------------------------------------
Colorado (State of)
  Housing & Finance
  Authority (Winridge
  Apartments); Refunding
  Multi-Family VRD
  Series 1998 RB
  (CEP-Federal National
  Mortgage Association)
  2.75%, 02/15/28(b)      A-1+     --        1,615         1,615,000
--------------------------------------------------------------------
Colorado Springs (City
  of) (Pikes Peak Mental
  Health); VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 03/15/23(b)(c)   A-1+     --        3,510         3,510,000
--------------------------------------------------------------------
Concord (Metropolitan
  District of);
  Refunding &
  Improvement Unlimited
  Tax Series 2004 GO
  (LOC-Wells Fargo Bank,
  N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --        1,585         1,585,000
--------------------------------------------------------------------
Crystal Valley
  (Metropolitan)
  District No. 1; VRD
  Series 2004 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/34(b)(c)   A-1+     --        3,795         3,795,000
--------------------------------------------------------------------
Denver (City & County
  of) (Kentucky Circle
  Village Project); VRD
  Series 2000 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/29(b)(c)   A-1+     --        1,655         1,655,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Jefferson (County of)
  Section 14
  Metropolitan District;
  Refunding Unlimited
  Tax Series 2004 GO
  (LOC-U.S. Bank, N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --      $ 1,200    $    1,200,000
--------------------------------------------------------------------
Kipling Ridge (District
  of Metropolitan); VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 12/01/23(b)(c)   A-1+     --        3,725         3,725,000
--------------------------------------------------------------------
Lafayette (City of)
  Exempla Improvement
  District (Special
  Improvement No. 2-01);
  Refunding Special
  Assessment VRD Series
  2002 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.80%, 12/01/22(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------
Moffat (County of)
  (Colorado-Ute Electric
  Association); VRD
  Series 1984 PCR
  (INS-Ambac Assurance
  Corp.)
  2.84%, 07/01/10(b)(d)   A-1+   VMIG-1      1,485         1,485,000
--------------------------------------------------------------------
Westminster (City of)
  Economic Development
  Authority (North Huron
  Urban Renewal); VRD
  Series 2005 TAN
  (LOC-Depfa Bank PLC)
  2.78%,
  12/01/28(b)(c)(s)       A-1+   VMIG-1      2,950         2,950,000
--------------------------------------------------------------------
Westminster (City of)
  Water & Wastewater
  Utility Enterprise;
  VRD Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 12/01/22(b)(d)   A-1+   VMIG-1      1,415         1,415,000
====================================================================
                                                          92,006,015
====================================================================

CONNECTICUT-0.04%

Connecticut (State of)
  Development Authority
  (Central Vermont
  Public Service);
  Floating Rate Series
  1985 PCR (LOC-Citizens
  Bank of Pennsylvania)
  2.65%, 12/01/15(c)(j)   A-1+     --        1,400         1,400,000
====================================================================

DELAWARE-0.29%

Delaware (State of)
  Economic Development
  Authority (Hospital
  Billing); VRD Series
  1985 A RB (INS-Ambac
  Assurance Corp.)
  2.75%, 12/01/15(b)(d)    A-1   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

DELAWARE-(CONTINUED)

Delaware (State of)
  Economic Development
  Authority (Independent
  School Inc. Project);
  VRD Series 2003 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 07/01/33(b)(c)   A-1+     --      $ 8,250    $    8,250,000
====================================================================
                                                           9,750,000
====================================================================

DISTRICT OF
  COLUMBIA-0.71%

District of Columbia
  (American Library
  Association); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      3,175         3,175,000
--------------------------------------------------------------------
District of Columbia
  (American Psychology
  Association); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 03/01/28(b)(c)   A-1+     --        1,325         1,325,000
--------------------------------------------------------------------
District of Columbia
  (St. Coletta Public
  Charter); VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.75%, 05/01/35(b)(c)    --    VMIG-1      4,150         4,150,000
--------------------------------------------------------------------
District of Columbia
  (Resources for the
  Future Inc.); VRD
  Series 1998 RB
  (LOC-Wachovia Bank,
  N.A.) (Acquired
  08/01/05; Cost
  $2,025,000)
  2.80%,
  08/01/29(b)(c)(k)       A-1+     --        2,025         2,025,000
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 A GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.50%, 06/01/06(d)       AAA     Aaa       2,715         2,765,018
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 B GO (INS-Ambac
  Assurance Corp.)
  5.00%, 06/01/06(d)       AAA     Aaa       5,430         5,514,251
--------------------------------------------------------------------
Wachovia MERLOTs
  (District of Columbia
  Water & Sewer
  Authority); VRD Series
  2003 A12 RB (Acquired
  02/24/03; Cost
  $4,625,000)
  2.77%,
  10/01/17(b)(k)(l)        --    VMIG-1      4,625         4,625,000
====================================================================
                                                          23,579,269
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-8.57%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Escambia); Refunding
  Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  (Acquired 10/24/02;
  Cost $5,000,000)
  2.76%,
  10/01/10(b)(k)(l)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (Florida State
  Board of Education);
  Non-AMT VRD Series
  2004-48 RB (Acquired
  08/05/05; Cost
  $5,500,000)
  2.76%,
  06/01/12(b)(k)(l)        --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Broward (County of)
  School Board; VRD
  Series 2005 COP
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 07/01/21(b)(d)   A-1+   VMIG-1     14,000        14,000,000
--------------------------------------------------------------------
Cape Coral (City of);
  Commercial Paper Note
  Series 2005 (LOC-Bank
  of America, N.A.)
  2.65%, 04/04/06(c)      A-1+     --        4,900         4,900,000
--------------------------------------------------------------------
Capital Projects Finance
  Authority (Capital
  Projects Loan
  Program); VRD Series
  1997 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 08/01/17(b)(d)   A-1+     --          700           700,000
--------------------------------------------------------------------
Charlotte (County of);
  Utility Refunding VRD
  Series 2003 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.76%, 10/01/21(b)(d)   A-1+     --       38,500        38,500,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Commercial Paper
  Series 2005 C-2 RB
  (LOC-Bank of America,
  N.A.)
  2.67%, 11/21/05(c)      A-1+   VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Hospital Commercial
  Paper Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.55%, 10/18/05(c)      A-1+   VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Collier (County of)
  Industrial Development
  Authority (Redlands
  Christian Migrant
  Association Inc.); VRD
  Series 2001 IDR
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/26(b)(c)(g)        --      --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Dade (County of) (Youth
  Fair & Exposition
  Project); VRD Series
  1995 RB (LOC-SunTrust
  Bank) (Acquired
  08/15/05; Cost
  $6,500,000)
  2.75%,
  08/01/15(b)(c)(k)        --      Aa2     $ 6,500    $    6,500,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Carlos
  Albizu University
  Project); VRD Series
  2000 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/25(b)(c)(g)        --      --        9,200         9,200,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Florida
  Memorial College
  Project); VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  10/01/27(b)(c)(g)        --      --        1,195         1,195,000
--------------------------------------------------------------------
Dade (County of)
  Industrial Development
  Authority (Palmer
  Trinity Private School
  Project); VRD Series
  1999 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/19(b)(c)(g)        --      --        3,100         3,100,000
--------------------------------------------------------------------
Duval (County of)
  Housing Finance
  Authority (Sunbeam
  Road Apartments
  Project); Multi-Family
  Housing Refunding VRD
  Series 1997 RB
  (LOC-U.S. Bank, N.A.)
  2.76%, 07/01/25(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Agency
  (Huntington Place
  Apartments); Multi-
  Family Housing VRD
  Series 1985 GGG RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 12/01/13(b)      A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Island Club);
  Refunding Multi-Family
  Series 2001 J-A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 07/01/31(b)      A-1+     --        5,690         5,690,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Lakeside North);
  Refunding Multi-
  Family Mortgage VRD
  Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 06/01/34(b)      A-1+     --        2,630         2,630,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

Fort Lauderdale (City
  of) (Pine Crest Prep
  School Project); VRD
  Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 06/01/32(b)(d)    --      Aaa     $ 7,600    $    7,600,000
--------------------------------------------------------------------
Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System);
  Hospital VRD Series
  2003 A RB
  (LOC-SunTrust Bank)
  2.78%, 11/15/32(b)(c)   A-1+   VMIG-1     22,475        22,475,000
--------------------------------------------------------------------
Hillsborough (County of)
  Industrial Development
  Authority (Tampa
  Metropolitan Area YMCA
  Project); VRD Series
  2000 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  03/01/25(b)(c)(g)        --      --        5,550         5,550,000
--------------------------------------------------------------------
Jacksonville (City of)
  (Baptist Medical
  Center); Commercial
  Paper Series 2004 RB
  (LOC-Bank of America,
  N.A.)
  2.73%, 11/28/05(c)      A-1+     --       18,000        18,000,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (Samuel C.
  Taylor Foundation
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 02/20/01;
  Cost $2,600,000)
  2.80%,
  12/01/23(b)(c)(g)(k)     --      --        2,600         2,600,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (University
  of Florida
  Jacksonville
  Physicians, Inc.); VRD
  Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.79%, 06/01/22(b)(c)    --    VMIG-1     11,705        11,705,000
--------------------------------------------------------------------
Lee (County of)
  Industrial Development
  Authority (Shell Point
  Village Project);
  Health Care Facilities
  VRD Series 1999 B IDR
  (LOC-Bank of America,
  N.A.)
  2.74%, 11/01/29(b)(c)   A-1+     --        5,800         5,800,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Reedy Creek
  Improvement District);
  Floating Rate Trust
  Ctfs. Utility VRD
  Series 2005 1145 RB
  (Acquired 06/08/05;
  Cost $12,075,000)
  2.78%,
  10/01/19(b)(g)(k)(l)     --      --       12,075        12,075,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Florida Department of
  Environmental
  Protection); Floating
  Rate Trust Ctfs. VRD
  Series 2002-722 RB
  (Acquired 11/13/02;
  Cost $9,850,000)
  2.78%,
  07/01/22(b)(k)(l)        A-1     --      $ 9,850    $    9,850,000
--------------------------------------------------------------------
North Miami (City of)
  Educational Facilities
  (Miami Country Day
  School Project); VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  08/01/19(b)(c)(g)        --      --        1,650         1,650,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority (Adventist
  Health System/Sunbelt
  Inc.); VRD Series 1992
  RB (LOC-SunTrust Bank)
  2.78%, 11/15/14(b)(c)   A-1+   VMIG-1      1,735         1,735,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority
  (Presbyterian
  Retirement
  Communities, Inc.
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  11/01/28(b)(c)(g)(m)     --      --        4,996         4,996,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Central
  Florida Kidney Centers
  Project); VRD Series
  2000 IDR (LOC-SunTrust
  Bank)
  2.75%, 12/01/20(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Christian
  Prison Project); VRD
  Series 2003 A IDR
  (LOC-Regions Bank)
  2.79%, 02/01/23(b)(c)    --    VMIG-1      4,535         4,535,000
--------------------------------------------------------------------
Palm Beach (County of)
  Educational Facilities
  Authority (Atlantic
  College Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/31(b)(c)(g)        --      --        2,700         2,700,000
--------------------------------------------------------------------
Palm Beach (County of)
  School District; Sales
  Tax Commercial Paper
  Series 2005 Notes
  (LOC-Bank of America,
  N.A.)
  2.60%, 10/19/05(c)      A-1+     P-1      11,500        11,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Petersburg (City of)
  Health Facilities
  Authority (All
  Children's Hospital);
  Health Facilities VRD
  Series 2005 C RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 11/15/34(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Sunshine State
  Governmental Financing
  Commission; VRD Series
  1986 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 07/01/16(b)(d)    --    VMIG-1     25,455        25,455,000
--------------------------------------------------------------------
Tampa (City of) (Agency
  for Community
  Treatment DACCO
  Project); VRD Series
  2001 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  07/01/22(b)(c)(g)        --      --        4,910         4,910,000
====================================================================
                                                         284,851,000
====================================================================

GEORGIA-3.50%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Fulton Water & Sewer
  Revenue Bonds);
  Non-AMT VRD Series
  2004-15 Ctfs.
  (Acquired 10/12/04;
  Cost $9,995,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Atlanta (City of);
  Refunding Airport VRD
  Series 2005 RFB-2 RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 01/01/30(b)(d)   A-1+   VMIG-1     10,140        10,140,000
--------------------------------------------------------------------
Bartow (County of)
  School District;
  Unlimited Tax Series
  2003 GO
  3.00%, 11/01/05          AA+     --          950           950,667
--------------------------------------------------------------------
Bibb (County of)
  Development Authority
  (Baptist Village
  Project); Refunding &
  Improvement VRD Series
  1998 RB (LOC-SunTrust
  Bank)
  2.75%, 08/01/18(b)(c)    --      Aa2       1,900         1,900,000
--------------------------------------------------------------------
Burke (County of)
  Development Authority
  (Oglethorp Power
  Corp.); VRD Commercial
  Paper Series 2005 B
  PCR (INS-Ambac
  Assurance Corp.)
  2.43%, 10/19/05(d)      A-1+   VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Forsyth (County
  of) School District);
  VRD Unlimited Tax
  Series 2004-6 A GO
  (Acquired 10/20/04;
  Cost $2,975,000)
  2.79%,
  02/01/18(b)(k)(l)       A-1+     --        2,975         2,975,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of)
  Development Authority
  (Institute Nuclear
  Power Operations); VRD
  Series 1998 IDR
  (LOC-SunTrust Bank)
  (Acquired 06/29/05:
  Cost $6,330,000)
  2.80%,
  02/01/13(b)(c)(k)        --      Aa2     $ 6,330    $    6,330,000
--------------------------------------------------------------------
Cobb (County of)
  Development Authority
  (YMCA of Cobb County);
  VRD Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 12/01/25(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Dahlonega (City of)
  Downtown Development
  Authority (North
  Georgia Student
  Housing Project);
  Student Housing VRD
  Series 2001 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.73%, 06/01/28(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
DeKalb (County of)
  Private Hospital
  Authority (ESR
  Children's Health
  System, Inc.); VRD
  Series 1998 RAN
  (LOC-SunTrust Bank)
  2.75%, 12/01/28(b)(c)   A-1+   VMIG-1      4,685         4,685,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Georgia);
  VRD Series 2000-1001
  Class C COP (Acquired
  07/26/00: Cost
  $20,000,000)
  2.79%,
  07/01/15(b)(k)(l)       A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
Fayette (County of)
  Development Authority
  (Catholic Education of
  North Georgia, Inc.
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.75%, 04/01/28(b)(c)   A-1+     --        3,010         3,010,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Arthritis Foundation
  Inc. Project); VRD
  Series 1996 RB
  (LOC-SunTrust Bank)
  (Acquired 08/16/05;
  Cost $2,265,000)
  2.80%,
  12/01/16(b)(c)(k)        --      Aa2       2,265         2,265,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Bridgeway Foundation
  for Education
  Project); Educational
  Facilities VRD Series
  2000 RB (LOC-Wachovia
  Bank, N.A.)
  2.80%, 06/01/15(b)(c)   A-1+     --        1,800         1,800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of)
  Development Authority
  (Mount Vernon
  Presbyterian School);
  VRD Series 2005 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 08/01/35(b)(c)    --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Gainesville (City of)
  Redevelopment
  Authority (Riverside
  Military Project);
  Educational Facilities
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.75%, 12/01/25(b)(c)    --    VMIG-1      1,840         1,840,000
--------------------------------------------------------------------
Gwinnett (County of)
  Development Authority
  (Greater Atlanta
  Christian Schools,
  Inc. Project); VRD
  Series 1998 RB
  (LOC-SunTrust Bank)
  (Acquired 06/30/05;
  Cost $3,800,000)
  2.80%,
  04/01/18(b)(c)(k)        --      Aa2       3,800         3,800,000
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Atlanta (City of)
  Water & Wastewater);
  VRD Series 2004 520 RB
  (Acquired 04/20/05;
  Cost $24,995,000)
  2.79%,
  05/01/12(b)(k)(l)        A-1     --       24,995        24,995,000
--------------------------------------------------------------------
LaGrange (County of)
  Development Authority
  (LaGrange College
  Project); VRD Series
  2001 RB (LOC-SunTrust
  Bank)
  2.75%, 06/01/31(b)(c)    --    VMIG-1      4,985         4,985,000
--------------------------------------------------------------------
Smyrna (City of)
  Hospital Authority
  (Ridgeview Institute
  Inc. Project); VRD
  Series 2002 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.80%, 11/01/27(b)(c)    --    VMIG-1      2,060         2,060,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Dalton); Utilities
  VRD Series 2003 A02 RB
  (Acquired 08/25/04;
  Cost $4,825,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      4,825         4,825,000
====================================================================
                                                         116,555,667
====================================================================

HAWAII-1.12%

Eagle Tax Exempt Trust
  (State of Hawaii); VRD
  Series 2000-1101 COP
  (Acquired 01/11/01;
  Cost $6,000,000)
  2.79%,
  12/01/16(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

HAWAII-(CONTINUED)

Merrill Lynch P-Floats
  (State of Hawaii);
  Unlimited Tax VRD
  Series 2005 PT-2864 GO
  (Acquired 09/07/05;
  Cost $27,270,000)
  2.79%,
  07/01/18(b)(k)(l)        --    VMIG-1    $27,270    $   27,270,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Hawaii); Unlimited
  Tax VRD Series 2003
  A16 GO (Acquired
  02/27/03; Cost
  $3,875,000)
  2.77%,
  07/01/18(b)(k)(l)        --    VMIG-1      3,875         3,875,000
====================================================================
                                                          37,145,000
====================================================================

IDAHO-1.21%

Custer (County of)
  Pollution Control
  (Amoco Oil Co.-
  Standard Oil Industry
  Project); VRD Series
  1983 RB
  2.45%,
  10/01/05(e)(f)(s)       A-1+     Aa1      23,000        23,000,000
--------------------------------------------------------------------
Idaho (State of);
  Unlimited Tax Series
  2005 GO TAN
  4.00%, 06/30/06         SP-1+   MIG-1     15,000        15,146,979
--------------------------------------------------------------------
Magic Valley Healthcare
  System Inc. (Magic
  Valley Regional
  Medical Center
  Project); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/21(b)(c)    --    VMIG-1      2,040         2,040,000
====================================================================
                                                          40,186,979
====================================================================

ILLINOIS-14.97%

ABN AMRO Munitops Ctfs.
  Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-34 Ctfs.
  (Acquired 11/15/01;
  Cost $10,000,000)
  2.78%,
  07/01/07(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Aurora (City of)
  Economic Development
  (Aurora University);
  VRD Series 2004 RB
  (LOC-Harris N.A.)
  2.78%, 03/01/35(b)(c)    --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois
  Sales Tax); VRD Series
  1998-25 A RB (Acquired
  08/26/99; Cost
  $10,000,000)
  2.81%,
  03/15/07(b)(k)(l)        A-1     Aa2      10,000        10,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 A
  RB (Acquired 05/06/02;
  Cost $10,130,000)
  2.81%,
  06/05/14(b)(k)(l)        A-1     --      $10,130    $   10,130,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (University of
  Illinois); VRD Series
  2005-10 A RB (Acquired
  04/27/05; Cost
  $3,405,000)
  2.79%,
  04/01/19(b)(k)(l)       A-1+     --        3,405         3,405,000
--------------------------------------------------------------------
Chicago (City of) Board
  of Education;
  Unlimited Tax Series
  2000 D GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 03/01/32(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Chicago (City of);
  Unlimited Tax Series
  2002 B GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 01/01/37(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Chicago (City of); VRD
  Limited Tax Obligation
  Tender Series 2004 GO
  (LOC-State Street Bank
  & Trust Co.)
  2.20%,
  12/08/05(c)(e)(i)       SP-1+   MIG-1      7,000         7,000,000
--------------------------------------------------------------------
Cook (County of)
  (Catholic Theological
  Union Project); VRD
  Series 2005 RB
  (LOC-Harris N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Cook (County of) High
  School District No.
  201 (J. Sterling
  Morton Township);
  School Limited Tax
  Series 2004 GO
  (INS-Financial
  Security Assurance
  Inc.)
  4.38%, 12/01/05(d)       --      Aaa       5,000         5,018,086
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago Park
  District); Unlimited
  Tax VRD Series
  2002-1306 A COP
  (Acquired 05/02/02;
  Cost $5,500,000)
  2.79%,
  01/01/29(b)(k)(l)       A-1+     --        5,500         5,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago
  Public Building
  Commission); VRD
  Series 2003-0015 A COP
  (Acquired 05/14/03;
  Cost $2,800,000)
  2.79%,
  12/01/14(b)(k)(l)       A-1+     --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
  (City of Chicago Water
  & Sewer); VRD Series
  2001-1308 COP
  (Acquired 12/12/01;
  Cost $8,655,000)
  2.79%,
  11/01/26(b)(k)(l)       A-1+     --      $ 8,655    $    8,655,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01;
  Cost $4,950,000)
  2.90%,
  01/01/35(b)(k)(l)       A-1+     --        4,950         4,950,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (County of Cook
  Regional
  Transportation
  Authority); VRD Series
  2000-1303 COP
  (Acquired 03/26/01;
  Cost $19,000,000)
  2.79%,
  07/01/23(b)(k)(l)       A-1+     --       19,000        19,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  Unlimited Tax VRD
  Series 2003-0023 A COP
  (Acquired 06/12/03;
  Cost $3,775,000)
  2.79%,
  06/01/15(b)(k)(l)       A-1+     --        3,775         3,775,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  VRD Series 2000-1304
  COP (Acquired
  06/27/00; Cost
  $7,340,000)
  2.79%,
  06/01/21(b)(k)(l)       A-1+     --        7,340         7,340,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons
  Project); VRD Series
  1996 RB (LOC-Northern
  Trust Co.)
  2.80%,
  08/01/26(b)(c)(m)       A-1+     --        7,913         7,913,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (BAPS Inc.
  Project); VRD Series
  2002 RB (LOC-Comerica
  Bank)
  2.77%, 06/01/17(b)(c)    A-1     --        7,935         7,935,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (British
  Home for Retired Men &
  Women); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.)
  2.76%, 11/01/27(b)(c)    A-1     --        8,740         8,740,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Chicago
  Shakespeare Theater
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  09/24/03; Cost
  $4,100,000)
  2.76%,
  01/01/19(b)(c)(k)        A-1     --        4,100         4,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Embers
  Elementary School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  11/04/03; Cost
  $2,215,000)
  2.77%,
  04/01/32(b)(c)(k)        A-1     --      $ 2,215    $    2,215,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Institute
  of Gas Technology
  Project); VRD Series
  1999 IDR (LOC-Harris
  N.A.)
  2.86%, 09/01/24(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Lyric Opera
  Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust
  Co., Harris N.A.,
  JPMorgan Chase Bank)
  2.78%, 12/01/28(b)(c)   A-1+   VMIG-1     49,800        49,800,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Mount
  Carmel High School
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      5,600         5,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (North Shore
  Country Day School);
  VRD Series 2003 RB
  (LOC-Northern Trust
  Co.)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      2,825         2,825,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Oak Park
  Residence Corp.
  Project); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  01/29/03; Cost
  $2,975,000)
  2.76%,
  07/01/41(b)(c)(k)        A-1     --        2,975         2,975,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Sacred
  Heart Schools
  Project); VRD Series
  2003 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (St. Paul's
  House Project); VRD
  Series 1995 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/01/25(b)(c)    A-1     --        1,265         1,265,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Uhlich
  Childrens Home
  Project); VRD Series
  2002 IDR (LOC-JPMorgan
  Chase Bank)
  2.78%, 10/01/33(b)(c)    --    VMIG-1    $ 1,200    $    1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (West
  Central Illinois
  Educational Project);
  VRD Series 2002 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/32(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Arts Club
  of Chicago); VRD
  Series 1996 RB
  (LOC-Northern Trust
  Co.)
  2.78%, 01/01/26(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Aurora
  University); VRD
  Cultural Pooled
  Financing Series 1998
  RB (LOC-Bank of
  America, N.A.)
  2.76%, 03/01/28(b)(c)   A-1+     --        6,570         6,570,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Blackburn
  University); Cultural
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 07/01/29(b)(c)   A-1+     --        4,385         4,385,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Chicago
  Childrens Museum); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 02/01/28(b)(c)    A-1   VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Columbia
  College Chicago); VRD
  Series 2000 RB
  (LOC-Harris N.A.)
  2.75%, 06/01/30(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Dominican
  University); VRD
  Series 2000 B RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  10/01/30(b)(c)(s)        --    VMIG-1      9,400         9,400,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Field
  Museum National
  History); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.78%, 11/01/32(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Museum of
  Science & Industry);
  VRD Series 1992 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 10/01/26(b)(c)    --    VMIG-1    $ 3,250    $    3,250,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (National
  Louis University); VRD
  Series 1999 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 06/01/29(b)(c)   A-1+     --        9,200         9,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (University
  Pooled Financing
  Program); VRD Series
  1985 RB (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 12/01/05(b)(d)    A-1   VMIG-1      3,045         3,045,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority; Pooled
  Financing Commercial
  Paper Notes Series
  2005 (LOC-Northern
  Trust Co.)(c)
  2.43%, 10/12/05         A-1+     --       15,000        15,000,000
--------------------------------------------------------------------
  2.43%, 10/13/05         A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
  2.53%, 10/24/05         A-1+     --       15,200        15,200,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Illinois Institute of
  Technology); VRD
  Series 2004 RB
  (LOC-Harris N.A.)
  2.77%, 12/01/24(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Jewish Charities);
  VRD Series 2005 A RAN
  (LOC-Harris N.A.)
  2.80%, 06/30/06(b)(c)   A-1+     --        7,745         7,745,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Joan W. & Irving B.
  Dance Project); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 03/01/40(b)(c)    --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Kohl Children's
  Museum); VRD Series
  2004 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/34(b)(c)    --    VMIG-1      2,680         2,680,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Lake Forest Country
  Day); VRD Series 2005
  RB (LOC-Northern Trust
  Co.)
  2.77%, 07/01/35(b)(c)    --    VMIG-1      3,250         3,250,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Finance Authority
  (Mercy Alliance
  Project); VRD Series
  2005 RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 02/15/35(b)(c)    --    VMIG-1    $ 7,000    $    7,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (North Park University
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.81%, 07/01/35(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Richard H. Driehaus
  Museum); VRD Series
  2005 RB (LOC-Northern
  Trust Co.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      2,900         2,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Sunshine Through Golf
  Foundation Project);
  VRD Series 2004 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 11/01/24(b)(c)    A-1     --        2,100         2,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Bensenville
  Home Society); VRD
  Series 1989 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 02/15/19(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Franciscan
  Eldercare Service);
  VRD Series 2001 RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --       10,615        10,615,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Park Plaza
  Center); Multi-Family
  VRD Series 1996 RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 09/15/20(b)(c)    A-1     --        5,700         5,700,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Peace
  Memorial Ministries);
  VRD Series 2003 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/15/33(b)(c)    A-1     --        9,675         9,675,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (St. Lukes
  Medical Center); VRD
  Series 1998 B RB
  (INS-MBIA Insurance
  Corp.)
  2.77%, 11/15/23(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority; Revolving
  Fund Pooled VRD Series
  1985 C RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 08/01/15(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Housing Development
  Authority (Lakeshore
  Plaza); Multi-Family
  Housing Series 2000 A
  RB (INS-MBIA Insurance
  Corp.)
  2.77%, 07/01/27(b)(d)   A-1+   VMIG-1    $ 9,625    $    9,625,000
--------------------------------------------------------------------
JPMorgan PUTTERs (City
  of Chicago Park
  District); VRD Limited
  Tax Series 2005 974 GO
  (Acquired 07/06/05;
  Cost $1,100,000)
  2.79%,
  01/01/13(b)(k)(l)        A-1     --        1,100         1,100,000
--------------------------------------------------------------------
Lombard (City of)
  (Clover Creek
  Apartments Project);
  VRD Multi-Family
  Housing Series 2000 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 12/15/30(b)      A-1+     --       14,855        14,855,000
--------------------------------------------------------------------
McCook (City of)
  (Illinois Saint Andrew
  Society); VRD Series
  1996 A RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
  VRD Series 1996 B RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Orland Hills (City of);
  Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/14(b)(c)    A-1     --        2,470         2,470,000
--------------------------------------------------------------------
Quincy (City of)
  (Blessing Hospital
  Project); VRD Series
  2004 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/15/33(b)(c)   A-1+   VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Lake County
  Joint Action Water
  Agency); VRD Series
  2003 B18 RB (Acquired
  02/19/03; Cost
  $9,720,000)
  2.77%,
  05/01/20(b)(k)(l)        --    VMIG-1      9,720         9,720,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago Board of
  Education); VRD
  Unlimited Tax Series
  2000 A4 GO (Acquired
  11/12/03; Cost
  $4,845,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      4,845         4,845,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (City
  of Chicago Emergency
  Telephone System); VRD
  Limited Tax Series
  2002 A44 GO (Acquired
  08/02/02; Cost
  $7,835,000)
  2.77%,
  01/01/20(b)(k)(l)        --    VMIG-1    $ 7,835    $    7,835,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago); VRD
  Limited Tax Series
  2000 A12 GO (Acquired
  08/26/99; Cost
  $10,000,000)
  2.77%,
  01/01/23(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD Series
  2001 A93 RB (Acquired
  10/10/01; Cost
  $7,250,000)
  2.77%,
  07/01/27(b)(k)(l)        --    VMIG-1      7,250         7,250,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD
  Unlimited Tax Series
  2002 A41 GO (Acquired
  07/25/02; Cost
  $17,730,000)
  2.77%,
  06/01/17(b)(k)(l)        --    VMIG-1     17,730        17,730,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County); VRD Unlimited
  Tax Series 2003 B11 GO
  (Acquired 01/29/03;
  Cost $6,995,000)
  2.77%,
  11/15/25(b)(k)(l)        --    VMIG-1      6,995         6,995,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Regional
  Transportation
  Authority); VRD Series
  2001 A69 RB (Acquired
  11/09/04; Cost
  $11,745,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1     11,745        11,745,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Illinois); VRD
  Unlimited Tax Series
  2001 A124 GO (Acquired
  11/26/01; Cost
  $7,890,000)
  2.77%,
  11/01/26(b)(k)(l)        A-1     --        7,890         7,890,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of
  Illinois); VRD Series
  2000 S GO (Acquired
  03/20/00; Cost
  $14,400,000)
  2.77%,
  04/01/30(b)(k)(l)        --    VMIG-1     14,400        14,400,000
====================================================================
                                                         497,716,086
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-3.43%

ABN AMRO Munitops Ctfs.
  Trust (Township of
  Wayne, County of
  Marion School Building
  Corp.); Multi-State
  Non-AMT VRD Series
  2003-27 RB (Acquired
  11/12/03; Cost
  $13,795,000)
  2.78%,
  07/15/11(b)(k)(l)        --    VMIG-1    $13,795    $   13,795,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Indiana (State
  of) Transportation
  Finance Authority);
  Highway VRD Series
  2004-5 A RB (Acquired
  10/21/04; Cost
  $2,000,000)
  2.79%,
  12/01/18(b)(k)(l)       A-1+     --        2,000         2,000,000
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Advance Funding
  Program Series 2005 A
  RN
  3.25%, 01/26/06         SP-1+   MIG-1     24,850        24,916,543
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Midyear Funding
  Program Series 2005 A
  RN
  3.50%, 01/27/06         SP-1+   MIG-1     18,000        18,056,051
--------------------------------------------------------------------
Indiana (State of)
  Development Finance
  Authority (Indiana
  Historical Society,
  Inc. Project); VRD
  Educational Facilities
  Series 1996 RB
  (LOC-JPMorgan Chase
  Bank) (Acquired
  07/25/05; Cost
  $2,210,000)
  2.78%,
  08/01/31(b)(c)(k)       A-1+     --        2,210         2,210,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facilities
  Financing Authority
  (Golden Years
  Homestead); VRD Series
  2002 A RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 06/01/25(b)(c)   A-1+     --        6,500         6,500,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facility
  Financing Authority
  (Community Hospitals
  Project); VRD Hospital
  Series 2000 A RB
  (LOC-Bank of America,
  N.A.)
  2.75%,
  07/01/28(b)(c)(m)       A-1+     --        9,815         9,815,000
--------------------------------------------------------------------
Indiana (State of)
  Municipal Power
  Agency; Refunding
  Power Supply System
  VRD Series 1998 A RB
  (LOC-Toronto-Dominion
  Bank)
  2.75%,
  01/01/18(b)(c)(s)        A-1   VMIG-1      6,400         6,400,000
--------------------------------------------------------------------
Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Refunding VRD Series
  2002 F-1 RB (INS-MBIA
  Insurance Corp.)
  2.76%, 02/01/20(b)(d)   A-1+     --      $ 4,500    $    4,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-(CONTINUED)

Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Series 2005 F RN
  4.00%, 01/06/06         SP-1+    --        9,500         9,534,151
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Merrillville (City
  of) Multi School
  Building Corp.); VRD
  Series 2005 923 RB
  (Acquired 06/09/05;
  Cost $4,775,000)
  2.79%,
  01/15/13(b)(k)(l)        A-1     --        4,775         4,775,000
--------------------------------------------------------------------
Purdue University
  (Student Fee);
  University Series 1996
  M RB
  6.00%, 07/01/13(e)(o)    AA      Aa1       1,950         2,031,652
--------------------------------------------------------------------
Wachovia MERLOTs (County
  of Porter Jail
  Building Corp.); VRD
  Series 2001 A58 RB
  (Acquired 11/12/03;
  Cost $9,405,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      9,405         9,405,000
====================================================================
                                                         113,938,397
====================================================================

IOWA-1.01%

Iowa (State of) Finance
  Authority (Morningside
  College Project);
  Private College
  Facility VRD Series
  2002 RB (LOC-U.S.
  Bank, N.A.)
  2.79%, 10/01/32(b)(c)   A-1+     --        2,055         2,055,000
--------------------------------------------------------------------
Iowa (State of) Finance
  Authority Retirement
  Community (Deerfield
  Retirement Community);
  VRD Series 2003 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/33(b)(c)    A-1     --       15,000        15,000,000
--------------------------------------------------------------------
Iowa (State of) Higher
  Education Loan
  Authority (Graceland
  Private College); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 02/01/33(b)(c)    --    VMIG-1      5,890         5,890,000
--------------------------------------------------------------------
Iowa (State of) School
  Cash Anticipation
  Program; Series 2005 B
  Wts. Ctfs.
  (INS-Financial
  Security Assurance
  Inc.)
  3.50%, 01/27/06(d)       --     MIG-1     10,700        10,740,544
====================================================================
                                                          33,685,544
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KANSAS-1.05%

Eagle Tax Exempt Trust
  (County of Wyandotte
  Unified Government
  Utility System); VRD
  Series 2004-0038 A COP
  (Acquired 09/08/04;
  Cost $5,000,000)
  2.79%,
  09/01/21(b)(k)(l)       A-1+     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Kansas (State of)
  Development Finance
  Authority (Deaconess
  Long Term Care);
  Health Facilities VRD
  Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 05/15/30(b)(c)    --    VMIG-1      4,280         4,280,000
--------------------------------------------------------------------
Leawood (City of);
  Unlimited Tax
  Temporary Notes Series
  2004-2 GO
  3.00%, 10/01/05          --     MIG-1     14,000        14,000,000
--------------------------------------------------------------------
Lenexa (City of) Health
  Care Facilities
  (Lakeview Village
  Inc.); VRD Series 2002
  B RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --        5,400         5,400,000
--------------------------------------------------------------------
Olathe (City of)
  Recreational
  Facilities (YMCA of
  Greater Kansas City
  Project); VRD Series
  2002 B RB (LOC-Bank of
  America, N.A.)
  2.80%, 11/01/18(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wichita (City of)
  Recreational
  Facilities (YMCA of
  Wichita Project); VRD
  Series 1998 XI RB
  (LOC-Bank of America,
  N.A.) (Acquired
  02/15/01; Cost
  $2,900,000)
  2.80%,
  08/01/09(b)(c)(k)       A-1+     --        2,900         2,900,000
====================================================================
                                                          35,080,000
====================================================================

KENTUCKY-0.83%

Ewing (City of) Kentucky
  Area Development
  District Financing
  Trust (Lease
  Acquisition Program);
  VRD Series 2000 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.85%, 06/01/33(b)(c)   A-1+     --        5,660         5,660,000
--------------------------------------------------------------------
Lexington (City of)
  Center Corp.; VRD
  Mortgage Series 2001 A
  RB (INS-Ambac
  Assurance Corp.)
  2.78%, 10/01/21(b)(d)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Newport (City of)
  Kentucky League of
  Cities Funding Trust;
  Lease Program VRD
  Series 2002 RB
  (LOC-U.S. Bank, N.A.)
  2.77%,
  04/01/32(b)(c)(m)        --    VMIG-1    $19,100    $   19,100,000
====================================================================
                                                          27,760,000
====================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust
  (City of New Orleans);
  VRD Series 2000-1801
  COP (Acquired
  10/10/00; Cost
  $6,000,000)
  2.79%,
  12/01/21(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------
Louisiana (State of)
  (University &
  Agriculture &
  Mechanical College
  Board); Refunding
  Auxiliary VRD Series
  2005 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 07/01/34(b)(d)    --    VMIG-1      7,645         7,645,000
--------------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority; Refunding
  Deep Water Port VRD
  Series 2003 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/14(b)(c)   A-1+     --        3,850         3,850,000
--------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (LSU Alumni
  Association Project);
  VRD Series 2001 RB
  (LOC-Regions Bank)
  2.78%, 03/01/16(b)(c)    --    VMIG-1      4,365         4,365,000
====================================================================
                                                          21,860,000
====================================================================

MAINE-0.46%

JPMorgan PUTTERs (State
  of Maine Turnpike
  Authority); VRD
  Turnpike Series 2004
  546 RB (Acquired
  10/28/04; Cost
  $1,795,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,795         1,795,000
--------------------------------------------------------------------
Maine (State of) Housing
  Authority; VRD
  Mortgage Series 2003
  E-1 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 11/15/30(b)(d)   A-1+   VMIG-1      4,400         4,400,000
--------------------------------------------------------------------
Maine (State of);
  Unlimited Tax Series
  2005 BAN
  4.00%, 06/22/06          --     MIG-1      9,100         9,187,861
====================================================================
                                                          15,382,861
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MARYLAND-0.89%

Baltimore (County of)
  (Blue Circle Inc.
  Project); Economic
  Development VRD Series
  1992 RB (LOC-BNP
  Paribas)
  2.88%,
  12/01/17(b)(c)(s)        --    VMIG-1    $ 7,900    $    7,900,000
--------------------------------------------------------------------
Frederick (County of)
  Retirement Community
  (Buckingham's Choice
  Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 01/01/27(b)(c)    A-1   VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Howard (County of)
  Economic Development
  (Norbel School Inc.
  Project); VRD Series
  2001 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 02/01/28(b)(c)    --    VMIG-1      4,785         4,785,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (Prologue Inc.
  Project); Economic
  Development VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.77%, 06/01/31(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (YMCA of Central
  Maryland Inc.
  Project); Economic
  Development VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 04/01/28(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Maryland Health &
  Higher Educational
  Facilities Authority);
  VRD Floating Rate
  Trust Ctfs. Series
  2003-829 RB (Acquired
  06/19/03; Cost
  $3,800,000)
  2.78%,
  08/15/38(b)(k)(l)        --    VMIG-1      3,800         3,800,000
====================================================================
                                                          29,485,000
====================================================================

MASSACHUSETTS-0.30%

Massachusetts (State of)
  Bay Transportation
  Authority (General
  Transportation
  System); Series 1996 A
  RB
  5.63%, 03/01/06(e)(o)    NRR     NRR       3,260         3,330,060
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Development Finance
  Agency (YMCA Greater
  Boston); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Massachusetts)
  2.77%, 11/01/34(b)(c)   A-1+     --      $ 6,500    $    6,500,000
====================================================================
                                                           9,830,060
====================================================================

MICHIGAN-4.25%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Michigan Building
  Authority); Non-AMT
  VRD Series 2003-35 RB
  (Acquired 09/29/05;
  Cost $10,595,000)
  2.77%,
  10/15/11(b)(k)(l)        --    VMIG-1     10,595        10,595,000
--------------------------------------------------------------------
Bruce (Township of)
  Hospital Finance
  Authority (Sisters
  Charity of St.
  Joseph); Health Care
  System VRD Series 1988
  A RB (INS-MBIA
  Insurance Corp.)
  2.65%,
  11/01/05(d)(e)(f)       A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Dearborn (City of)
  Economic Development
  Corp. (Henry Ford
  Village Inc. Project);
  VRD Limited Tax Series
  1998 IDR (LOC-Comerica
  Bank)
  2.82%,
  10/01/23(b)(c)(p)        --      --        8,300         8,300,000
--------------------------------------------------------------------
Detroit (City of), Water
  Supply System;
  Refunding Sr. Lien VRD
  Series 2003 D RB
  (INS-MBIA Insurance
  Corp.)
  2.78%, 07/01/33(b)(d)   A-1+   VMIG-1     31,845        31,845,000
--------------------------------------------------------------------
Eagle Tax-Exempt Trust
  (City of Detroit
  School District); VRD
  Unlimited Tax Series
  2002-6014 A GO
  (Acquired 11/06/02;
  Cost $7,105,000)
  2.79%,
  05/01/32(b)(k)(l)       A-1+     --        7,105         7,105,000
--------------------------------------------------------------------
Kalamazoo (County of)
  Economic Development
  Corp. (Heritage
  Community Project);
  Refunding VRD Limited
  Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.75%, 05/15/17(b)(c)   A-1+     --        6,140         6,140,000
--------------------------------------------------------------------
Kent (County of)
  Hospital Finance
  Authority (Butterworth
  Health System); Health
  Care Series 1996 RB
  5.63%, 01/15/06(e)(o)    AAA     Aaa       5,275         5,424,260
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of)
  Hospital Finance
  Authority
  (Metropolitan Hospital
  Project); Refunding
  VRD Series 2005 B RB
  (LOC-ABN AMRO Bank
  N.V.)
  2.81%,
  07/01/40(b)(c)(s)        A-1     --      $ 2,700    $    2,700,000
--------------------------------------------------------------------
Michigan (State of)
  Higher Educational
  Facilities Authority
  (Hope College);
  Refunding VRD Limited
  Tax Series 2004 GO
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 04/01/34(b)(c)    A-1     --        1,900         1,900,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Genesys
  Health System);
  Refunding Hospital
  Series 1995 A RB
  8.10%, 10/01/05(e)(o)    AAA     Aaa       2,000         2,040,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Holland
  Community Hospital);
  VRD Series 2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 01/01/34(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority (Local
  Government Loan
  Program); Series 2003
  C RB
  4.00%, 05/01/06          AA      Aa2       1,000         1,007,728
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority; Series 2005
  B-2 RN (LOC-JPMorgan
  Chase Bank)
  4.00%, 08/18/06(c)      SP-1+    --       10,000        10,091,669
--------------------------------------------------------------------
Michigan (State of)
  Strategic Fund (Van
  Andel Research
  Institute Project);
  Limited Tax VRD Series
  1997 RB (LOC-LaSalle
  Bank N.A.)
  2.78%, 11/01/27(b)(c)    A-1     --        4,500         4,500,000
--------------------------------------------------------------------
Oakland (County of)
  Economic Development
  Corp. (Rochester
  College Project); VRD
  Limited Obligation
  Series 2001 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%,
  08/01/21(b)(c)(m)        --    VMIG-1      6,700         6,700,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2001 A112 RB
  (Acquired 10/13/01;
  Cost $4,885,000)
  2.77%,
  07/01/32(b)(k)(l)        --    VMIG-1      4,885         4,885,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2003 B41 RB
  (Acquired 07/09/03;
  Cost $8,995,000)
  2.77%,
  07/01/26(b)(k)(l)        --    VMIG-1    $ 8,995    $    8,995,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Water
  Supply System); VRD
  Series 2000 D RB
  (Acquired 01/21/00;
  Cost $10,000,000)
  2.77%,
  07/01/29(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Michigan Hospital
  Finance Authority);
  VRD Series 1997 X RB
  (Acquired 12/12/03;
  Cost $15,000,000)
  2.77%,
  08/15/24(b)(k)(l)        --    VMIG-1     15,000        15,000,000
====================================================================
                                                         141,228,657
====================================================================

MINNESOTA-3.45%

JPMorgan PUTTERs (State
  of Minnesota Public
  Facilities Authority);
  VRD Drinking Water
  Series 2002-319 COP
  (Acquired 07/31/03;
  Cost $13,970,000)
  2.79%,
  03/01/21(b)(k)(l)        A-1     --       13,970        13,970,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (Bethel College); VRD
  Series 2004 Five-V RB
  (LOC-Allied Irish
  Banks plc)
  2.82%,
  06/01/34(b)(c)(s)        --    VMIG-1      2,250         2,250,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (University of St.
  Thomas); VRD Series
  2004 Five-Z RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 10/01/29(b)(c)    --    VMIG-1      9,600         9,600,000
--------------------------------------------------------------------
Rochester (City of)
  Health Care Facilities
  (Mayo Foundation);
  Commercial Paper
  Notes, Adjustable
  Tender
  Series 1988 F
  2.65%, 10/06/05         A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
  Series 2000 A
  2.63%, 11/07/05         A-1+     --       16,000        16,000,000
--------------------------------------------------------------------
  Series 2000 B
  2.65%, 10/06/05         A-1+     --       20,500        20,500,000
--------------------------------------------------------------------
  Series 2001 D
  2.63%, 11/07/05         A-1+   VMIG-1     15,000        15,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of)
  Housing &
  Redevelopment
  Authority (Science
  Museum of Minnesota);
  VRD Series 1997 A RB
  (LOC-U.S. Bank, N.A.)
  2.78%, 05/01/27(b)(c)    --    VMIG-1    $17,560    $   17,560,000
====================================================================
                                                         114,880,000
====================================================================

MISSISSIPPI-0.87%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Mississippi
  Development
  Board-Jackson Water &
  Sewer); Multi-State
  Non-AMT VRD Series
  2002-22 Ctfs.
  (Acquired 09/10/03;
  Cost $9,995,000)
  2.78%,
  09/01/10(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of
  Mississippi); VRD
  Unlimited Tax Series
  2002-6018 A COP
  (Acquired 11/20/02;
  Cost $3,200,000)
  2.79%,
  11/01/22(b)(k)(l)       A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Jackson (City of);
  Refunding Unlimited
  Tax Series 2005 GO
  (INS-Ambac Assurance
  Corp.)
  3.00%, 10/01/05(d)       AAA     Aaa       1,055         1,055,000
--------------------------------------------------------------------
Mississippi (State of)
  Business Finance Corp.
  (St. Andrew Episcopal
  Day Project); VRD
  Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.79%,
  07/01/25(b)(c)(s)        --    VMIG-1      3,800         3,800,000
--------------------------------------------------------------------
Mississippi (State of)
  Development Bank
  Special Obligation
  (Wilkinson County
  Correction Facility);
  VRD Series 2005 B RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 08/01/16(b)(d)   A-1+     --       11,000        11,000,000
====================================================================
                                                          29,050,000
====================================================================

MISSOURI-0.75%

Missouri (State of)
  Development Finance
  Board (Association of
  Municipal Lease
  Financing Program);
  Commercial Paper Notes
  Series 2005 (LOC-U.S.
  Bank, N.A.)
  2.72%, 10/26/05(c)       --      P-1      10,599        10,599,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of)
  Development Finance
  Board (Center of
  Creative Arts
  Project); Cultural
  Facilities VRD Series
  2004 RB (LOC-National
  City Bank)
  2.80%, 07/01/24(b)(c)    --    VMIG-1    $ 2,200    $    2,200,000
--------------------------------------------------------------------
Platte (County of)
  Industrial Development
  Authority (Southern
  Platte County Athletic
  Assoc. Inc.);
  Recreational
  Facilities VRD Series
  2005 A RB (LOC-Bank of
  America, N.A.)
  2.77%, 10/01/25(b)(c)    --    VMIG-1      2,140         2,140,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Friendship
  Village of South
  County);
  VRD Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/21(b)(c)    A-1     --        5,615         5,615,000
--------------------------------------------------------------------
  VRD Series 2002 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/22(b)(c)    A-1     --        2,915         2,915,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Whitfield
  School Inc.);
  Educational Facilities
  Refunding VRD Series
  2004 B IDR (LOC-U.S.
  Bank, N.A.)
  2.80%, 06/15/24(b)(c)   A-1+     --        1,500         1,500,000
====================================================================
                                                          24,969,000
====================================================================

MONTANA-0.33%

Montana (State of)
  Facility Finance
  Authority (Mission
  Ridge Project); VRD
  Series 2002 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%,
  08/01/27(b)(c)(g)(m)     --      --       11,115        11,115,000
====================================================================

NEBRASKA-1.33%

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,995         5,995,000
--------------------------------------------------------------------
  VRD Series 1985 B RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      3,590         3,590,000
--------------------------------------------------------------------
  VRD Series 1985 D RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,865         5,865,000
--------------------------------------------------------------------
  VRD Series 1985 E RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1     28,635        28,635,000
====================================================================
                                                          44,085,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEVADA-0.17%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Washoe); Refunding VRD
  Limited Tax Series
  2001-24 Single Asset
  Trust Ctfs. (Acquired
  06/21/01; Cost
  $5,500,000)
  2.78%,
  07/01/09(b)(k)(l)        --    VMIG-1    $ 5,500    $    5,500,000
====================================================================

NEW HAMPSHIRE-0.39%

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-772 RB
  (Acquired 01/22/03;
  Cost $5,475,000)
  2.79%,
  01/01/17(b)(k)(l)        A-1     --        5,475         5,475,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-866 RB
  (Acquired 10/23/03;
  Cost $7,485,000)
  2.79%,
  08/15/21(b)(k)(l)        A-1     --        7,485         7,485,000
====================================================================
                                                          12,960,000
====================================================================

NEW MEXICO-0.11%

New Mexico (State of)
  Finance Authority
  (University of New
  Mexico Health Sciences
  Center Project); VRD
  Cigarette Tax Series
  2004 B RB (INS-MBIA
  Insurance Corp.)
  2.78%, 04/01/19(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
New Mexico (State of)
  Hospital Equipment
  Loan Council (Dialysis
  Clinic Inc. Project);
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.82%, 07/01/25(b)(c)    --    VMIG-1      2,000         2,000,000
====================================================================
                                                           3,500,000
====================================================================

NEW YORK-2.23%

ABN AMRO Munitops Ctfs.
  Trust (Triborough
  Bridge & Tunnel
  Authority); Non-AMT
  VRD Series 2002-31
  Ctfs. (Acquired
  03/24/04; Cost
  $16,000,000)
  2.76%,
  11/15/10(b)(k)(l)        --    VMIG-1     16,000        16,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEW YORK-(CONTINUED)

New York (City of)
  (Subseries E-3); VRD
  Unlimited Tax Series
  2005 E GO (LOC-Bank of
  America, N.A.)
  2.75%, 08/01/34(b)(c)   A-1+   VMIG-1    $58,200    $   58,200,000
====================================================================
                                                          74,200,000
====================================================================

NORTH CAROLINA-2.40%

Charlotte (City of);
  Commercial Paper
  Series 2005 BAN GO
  2.65%, 01/11/06         A-1+     --        4,700         4,700,000
--------------------------------------------------------------------
  2.70%, 04/04/06         A-1+     --        7,600         7,600,000
--------------------------------------------------------------------
  2.92%, 05/09/06         A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency (Barton
  College); Educational
  Facilities VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 07/01/19(b)(c)    --    VMIG-1      5,325         5,325,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Canterbury School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 08/01/22(b)(c)    --    VMIG-1        580           580,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Capital Area YMCA
  Project); VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.76%,
  05/01/22(b)(c)(g)        --      --       13,500        13,500,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Fayetteville
  University); Student
  Housing Facilities VRD
  Series 2001 RB (LOC-
  Wachovia Bank N.A.)
  2.75%, 11/01/33(b)(c)   A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Greensboro College
  Project); Educational
  Facilities VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  09/01/27(b)(c)(g)        --      --        9,285         9,285,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Guilford College);
  Capital Facilities VRD
  Series 2005 B RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 09/01/35(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State
  of) Medical Care
  Commission (Lutheran
  Services for Aging);
  Health Care Facilities
  VRD Series 1998 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.75%, 03/01/28(b)(c)    A-1   VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Pooled
  Equipment Financing
  Project); Hospital VRD
  Series 1985 ACES RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/25(b)(d)    A-1   VMIG-1      5,200         5,200,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission
  (Southeastern Regional
  Medical Center);
  Hospital VRD Series
  2005 (LOC-Branch
  Banking & Trust Co.)
  2.77%, 06/01/37(b)(c)    --    VMIG-1      3,000         3,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Westcare
  Health System);
  Hospital VRD Series
  2002 A RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 09/01/22(b)(c)    --    VMIG-1      7,855         7,855,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission; Refunding
  First Mortgage Health
  Care Facilities VRD
  Series 2004 C RB
  (LOC-SunTrust Bank)
  2.77%, 11/01/27(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wachovia MERLOTs (North
  Carolina (State of)
  Eastern Municipal
  Power Agency); VRD
  Series 2005 A02 RB
  (Acquired 04/12/05;
  Cost $7,140,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1      7,140         7,140,000
====================================================================
                                                          79,985,000
====================================================================

OHIO-2.84%

Akron, Bath & Copley
  (Townships of) Joint
  Township Hospital
  District (Summa Health
  Systems); Hospital
  Facilities VRD Series
  2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 11/01/34(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OHIO-(CONTINUED)

Cambridge (City of)
  Hospital Facilities
  (Regional Medical
  Center Project);
  Refunding &
  Improvement VRD Series
  2001 RB (LOC-National
  City Bank)
  2.78%, 12/01/21(b)(c)    --    VMIG-1    $10,790    $   10,790,000
--------------------------------------------------------------------
Centerville (City of)
  (Bethany Lutheran
  Village Project);
  Health Care VRD Series
  1994 RB (LOC-National
  City Bank)
  2.79%, 11/01/13(b)(c)    --    VMIG-1      2,905         2,905,000
--------------------------------------------------------------------
Cuyahoga (County of)
  Health Care Facilities
  (Judson Retirement
  Community); Refunding
  VRD Series 2000 RB
  (LOC-National City
  Bank)
  2.77%, 11/15/19(b)(c)    A-1     --        3,735         3,735,000
--------------------------------------------------------------------
Franklin (County of)
  Health Care Facilities
  (First Community
  Village); Refunding &
  Improvement VRD Series
  2005 RB (LOC-Sovereign
  Bank, KBC Bank N.V.)
  2.77%,
  03/01/36(b)(c)(s)       A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Lakewood (City of);
  Limited Tax Series
  2005 BAN GO
  3.50%, 06/15/06          --     MIG-1      4,000         4,020,121
--------------------------------------------------------------------
Lorain (County of) (EMH
  Regional Medical
  Center Project);
  Hospital Facilities
  VRD Series 2001 RB
  (LOC-National City
  Bank)
  2.82%,
  05/01/26(b)(c)(p)        --      --       14,730        14,730,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 1997 B RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/28(b)(d)   A-1+   VMIG-1     19,100        19,100,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 2002 B RB
  (LOC-Fifth Third Bank)
  2.77%, 12/01/27(b)(c)    --    VMIG-1      6,800         6,800,000
--------------------------------------------------------------------
Marion (County of)
  (Pooled Lease
  Program); Hospital
  Improvement VRD Series
  1990 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 08/01/20(b)(c)   A-1+     --        1,245         1,245,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
OHIO-(CONTINUED)

Middleburg Heights (City
  of) (Southwest General
  Health); Hospital
  Improvement VRD Series
  1997 RB (LOC-Fifth
  Third Bank)
  2.77%, 08/15/22(b)(c)   A-1+     --      $ 5,230    $    5,230,000
--------------------------------------------------------------------
Montgomery (County of)
  (St. Vincent DePaul
  Society); Limited
  Obligation VRD Series
  1996 RB (LOC-National
  City Bank)
  2.78%, 12/01/10(b)(c)    A-1     --        1,560         1,560,000
--------------------------------------------------------------------
Solon (City of); Series
  2004 BAN
  2.75%, 12/01/05(p)       --      --        3,000         3,003,322
--------------------------------------------------------------------
Summit (County of) Port
  Authority (Lawrence
  School Project); VRD
  Series 2005 RB
  (LOC-Fifth Third Bank)
  2.68%,
  08/01/30(b)(c)(g)        --      --        8,475         8,475,000
--------------------------------------------------------------------
Upper Arlington (City
  of); Street
  Improvement Limited
  Tax Series 2005 BAN GO
  3.00%, 01/10/06          --     MIG-1      1,802         1,806,063
--------------------------------------------------------------------
Youngstown (City of)
  Local School District;
  Classroom Facilities &
  School Improvement
  Unlimited Tax Series
  2005 GO (INS-Financial
  Security Assurance
  Inc.)
  3.00%, 12/01/05(d)       AAA     Aaa       1,000         1,001,281
====================================================================
                                                          94,400,787
====================================================================

OKLAHOMA-1.67%

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks
  Apartments Projects);
  Refunding Multi-Family
  Housing VRD Series
  2000 RB (CEP-Federal
  National Mortgage
  Association)
  2.77%, 07/15/30(b)(m)   A-1+     --       27,695        27,695,000
--------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (Capitol
  Dome Project); VRD
  Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.85%, 06/01/11(b)(c)   A-1+     --        2,910         2,910,000
--------------------------------------------------------------------
Oklahoma (State of)
  Water Resource Board
  Program; State Loan
  Program
  VRD Series 1995 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        6,690         6,690,000
--------------------------------------------------------------------
  VRD Series 1997 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        5,865         5,865,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of)
  Economic Development
  Authority (Oklahoma
  State University
  Foundation Phase III
  Project); Student
  Housing VRD Series
  2002 RB (INS-Ambac
  Assurance Corp.)
  2.78%, 07/01/32(b)(d)    --    VMIG-1    $10,000    $   10,000,000
--------------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (YMCA of Greater Tulsa
  Project); VRD Series
  1999 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.75%,
  05/01/19(b)(c)(g)        --      --        2,355         2,355,000
====================================================================
                                                          55,515,000
====================================================================

OREGON-0.08%

JPMorgan PUTTERs (City
  of Portland); Sewer
  System VRD Series 2004
  614 RB (Acquired
  12/02/04; Cost
  $1,600,000)
  2.79%,
  10/01/12(b)(k)(l)        --    VMIG-1      1,600         1,600,000
--------------------------------------------------------------------
Portland (City of)
  Housing Authority
  (Riverwood Project);
  Multi-Family Housing
  Series 1995 RB
  6.00%, 01/01/06(e)(o)    AAA     NRR       1,170         1,180,594
====================================================================
                                                           2,780,594
====================================================================

PENNSYLVANIA-5.34%

ABN AMRO Munitops Ctfs.
  Trust (City of Reading
  School District);
  Non-AMT VRD Series
  2003-20 Ctfs.
  (Acquired 03/02/05;
  Cost $4,225,000)
  2.78%,
  07/15/11(b)(g)(k)(l)     --      --        4,225         4,225,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2001-30
  Ctfs. (Acquired
  10/31/02; Cost
  $5,000,000)
  2.77%,
  09/01/09(b)(k)(l)        --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2003-24
  Ctfs. (Acquired
  03/08/04; Cost
  $16,500,000)
  2.77%,
  06/01/11(b)(k)(l)        --    VMIG-1     16,500        16,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 08/01/32(b)(c)    --    VMIG-1    $10,300    $   10,300,000
--------------------------------------------------------------------
Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2005 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 04/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Chartiers Valley
  (Community of)
  Industrial &
  Commercial Development
  Authority (Asbury
  Villas Project); VRD
  Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/30(b)(c)    A-1     --        7,160         7,160,000
--------------------------------------------------------------------
Chester (County of)
  Health & Educational
  Facilities Authority
  (Kendall-Crosslands
  Community Project);
  Retirement Community
  VRD Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  04/01/33(b)(c)(s)       A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Delaware (County of)
  Authority (Riddle
  Village Project);
  Refunding VRD Series
  2005 A RB
  (LOC-Sovereign Bank,
  Lloyds Bank)
  2.75%,
  06/01/36(b)(c)(s)       A-1+     --        8,230         8,230,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/17(b)(c)(s)       A-1+   VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/19(b)(c)(s)       A-1+   VMIG-1      3,400         3,400,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/20(b)(c)(s)       A-1+   VMIG-1      4,750         4,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Delaware Valley
  Regional); VRD Series
  2001-3801 COP
  (Acquired 06/04/01;
  Cost $8,900,000)
  2.78%,
  08/01/28(b)(k)(l)       A-1+     --        8,900         8,900,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Emmaus (City of) General
  Authority
  (Pennsylvania Loan
  Program); VRD Series
  2000 A RB
  (INS-Financial
  Security Assurance
  Corp.)
  2.78%, 03/01/30(b)(d)   A-1+     --      $ 2,450    $    2,450,000
--------------------------------------------------------------------
Franklin (County of)
  Industrial Development
  Authority
  (Chambersburg Hospital
  Obligated Group
  Projects); Health Care
  VRD Series 2000 IDR
  (INS-Ambac Assurance
  Corp.)
  2.85%, 12/01/24(b)(d)   A-1+     --        3,385         3,385,000
--------------------------------------------------------------------
Geisinger Authority
  (Geisinger Health
  System); Commercial
  Paper Notes Series
  2005
  2.47%, 10/05/05         A-1+   VMIG-1     30,000        30,000,000
--------------------------------------------------------------------
Lackawanna (County of);
  Unlimited Tax Series
  2004 B GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 10/15/29(b)(d)   A-1+     --       11,335        11,335,000
--------------------------------------------------------------------
Lehigh (County of)
  Industrial Development
  Authority (Allegheny
  Electric Coop. Inc.);
  Refunding
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  06/01/14(c)(j)(s)       A-1+     --          950           950,000
--------------------------------------------------------------------
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  10/01/14(c)(j)(s)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Luzerne (County of)
  Industrial Development
  Authority (Methodist
  Homes); VRD Series
  2003 IDR
  (LOC-Sovereign Bank,
  Bank of New York)
  2.81%, 02/01/29(b)(c)   A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Montgomery (County of)
  Higher Education &
  Health Authority (Holy
  Redeemer Health
  System); Health Care
  Series 1997 A RB
  (INS-Ambac Assurance
  Corp.)
  5.50%, 10/01/05(d)       AAA     Aaa       2,240         2,240,000
--------------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Peco);
  Refunding VRD Series
  1999 A PCR
  (LOC-Wachovia Bank,
  N.A.)
  2.76%, 10/01/30(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (Washington &
  Jefferson
  Development); VRD
  Series 2005 A RB
  (LOC-Sovereign Bank,
  UniCredito Italiano
  S.p.A.)
  2.79%,
  11/01/36(b)(c)(s)        --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (University
  Properties, Inc.
  Student Housing
  Project); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.77%, 08/01/35(b)(c)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Intergovernmental
  Cooperative Authority
  (Philadelphia
  Funding); Refunding
  Special Tax VRD Series
  2003 RB (INS-Ambac
  Assurance Corp.)
  2.76%, 06/15/22(b)(d)   A-1+   VMIG-1     15,500        15,500,000
--------------------------------------------------------------------
Philadelphia (City of)
  Authority for
  Industrial Development
  (Pennsylvania School
  for the Deaf); VRD
  Series 2002 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.80%, 11/01/32(b)(c)    --    VMIG-1      1,900         1,900,000
--------------------------------------------------------------------
Pottstown (Borough of)
  Authority (The Hill
  School Project);
  Educational Facilities
  VRD Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  08/01/32(b)(c)(s)        --    VMIG-1      1,400         1,400,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Scranton & County
  of Lackawanna Health &
  Welfare Authority);
  VRD Series 2002 A-18
  RB (Acquired 03/22/02;
  Cost $5,075,000)
  2.77%,
  03/01/15(b)(k)(l)        --    VMIG-1      5,075         5,075,000
--------------------------------------------------------------------
Wilkinsburg (City of)
  Joint Water Authority;
  Refunding Water Series
  2002 B RB
  (INS-Financial
  Security Assurance
  Inc.)
  4.25%, 03/15/06(d)       AAA     Aaa       1,065         1,072,954
====================================================================
                                                         177,552,954
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


SOUTH CAROLINA-2.59%

Charleston (County of)
  School District
  Development Corp.;
  Unlimited Tax Series
  2005 TAN GO (CEP-South
  Carolina State
  Department of
  Education)
  3.75%, 04/13/06          --     MIG-1    $17,265    $   17,373,562
--------------------------------------------------------------------
Cherokee (County of)
  (Newark Electronics
  Division); Industrial
  VRD Series 1985 RB
  (LOC-LaSalle Bank
  N.A.)
  2.76%, 12/01/15(b)(c)    A-1     --        6,500         6,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of South
  Carolina Public
  Service Authority);
  VRD Series 2000-4001 A
  COP (Acquired
  09/08/00; Cost
  $10,100,000)
  2.79%,
  01/01/22(b)(k)(l)       A-1+     --       10,100        10,100,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of South
  Carolina
  Transportation
  Infrastructure Bank);
  Floating Rate Trust
  Ctfs. VRD Series
  2002-728 RB (Acquired
  01/13/02; Cost
  $7,185,000)
  2.78%,
  11/15/02(b)(k)(l)        --    VMIG-1      7,185         7,185,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (Morris
  College Project); VRD
  Series 1997 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/30/02; Cost
  $2,100,000)
  2.80%,
  07/01/17(b)(c)(k)       A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (The
  Allen University
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 03/27/01;
  Cost $2,700,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
South Carolina (State
  of) Housing Finance &
  Development Authority
  (Spartanburg-Oxford
  Project); Refunding
  Multi-Family Rental
  Housing VRD 2001 A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 08/01/31(b)      A-1+     --        5,385         5,385,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Children's
  Home Project); VRD
  Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/23(b)(c)    --    VMIG-1    $ 3,365    $    3,365,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Piedmont
  Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  09/01/32(b)(c)(g)        --      --        3,900         3,900,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Catholic Diocese of
  South Carolina
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 07/23/02;
  Cost $2,840,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,840         2,840,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Hammond School
  Project); VRD Series
  2005 RB (LOC-Carolina
  First Bank, Wells
  Fargo Bank, N.A.)
  2.76%, 05/01/35(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Presbyterian Home of
  South Carolina
  Project); VRD Series
  2003 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.81%, 04/01/20(b)(c)   A-1+     --        4,360         4,360,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of South Carolina
  Public Service
  Authority); VRD Series
  2000 L RB (Acquired
  02/25/00; Cost
  $18,090,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1     18,090        18,090,000
====================================================================
                                                          85,998,562
====================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of)
  Health & Educational
  Facilities Authority
  (University of Sioux
  Falls); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 10/01/16(b)(c)   A-1+     --        2,960         2,960,000
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


TENNESSEE-3.32%

Clarksville (City of)
  Public Building
  Authority
  (Murfreesboro); Pooled
  Financing VRD Series
  1996 RB (LOC-SunTrust
  Bank) (Acquired
  06/30/05; Cost
  $2,800,000)
  2.75%,
  07/01/11(b)(c)(k)        --    VMIG-1    $ 2,800    $    2,800,000
--------------------------------------------------------------------
Clarksville (City of)
  Public Building
  Authority (Tennessee
  Municipal Bond Fund);
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  08/09/05; Cost
  $13,823,000)
  2.75%,
  06/01/29(b)(c)(k)(m)     --    VMIG-1     13,823        13,823,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chattanooga);
  VRD Series 2000-4202 A
  COP (Acquired
  10/10/00; Cost
  $14,040,000)
  2.79%,
  10/01/27(b)(k)(l)       A-1+     --       14,040        14,040,000
--------------------------------------------------------------------
Greeneville (City of)
  Industrial Development
  Board (Pet Inc.
  Project); Refunding
  VRD Series 1993 IDR
  (LOC-BNP Paribas)
  2.78%,
  05/01/13(b)(c)(s)        --      Aa2       2,050         2,050,000
--------------------------------------------------------------------
Jackson (City of) Energy
  Authority; Wastewater
  System VRD Series 2002
  RB (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 12/01/22(b)(d)    --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Knox (County of) Health
  Educational & Housing
  Facility Board
  (Volunteer Student
  Housing LLC Project);
  Student Housing VRD
  Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  09/01/34(b)(c)(s)        --    VMIG-1      7,000         7,000,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (City of
  Nashville & County of
  Davidson); Unlimited
  Tax VRD Series
  2003-871 GO (Acquired
  11/17/03; Cost
  $4,995,000)
  2.78%,
  10/15/10(b)(k)(l)        --    VMIG-1      4,995         4,995,000
--------------------------------------------------------------------
Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Health &
  Educational Facilities
  Board (Adventist
  Health System); VRD
  Series 1997 A RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/27(b)(c)   A-1+   VMIG-1      2,325         2,325,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Industrial
  Development Board
  (YMCA Projects); VRD
  Series 1998 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/11/05; Cost
  $5,935,000)
  2.75%,
  12/01/18(b)(c)(g)(k)     --      --      $ 5,935    $    5,935,000
--------------------------------------------------------------------
Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement); VRD
  Series 1995 A RB
  (INS-Ambac Assurance
  Corp.)
  2.77%,
  06/01/15(b)(d)(m)        --    VMIG-1      4,870         4,870,000
--------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  (INS-Ambac Assurance
  Corp.)
  2.77%, 06/01/06(b)(d)    --    VMIG-1        615           615,000
--------------------------------------------------------------------
  VRD Series 1997 I A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/22(b)(d)    --    VMIG-1      5,900         5,900,000
--------------------------------------------------------------------
  VRD Series 1997 II E-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/21(b)(d)    --    VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
  VRD Series 1997 II E-3
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/10(b)(d)    --    VMIG-1      1,285         1,285,000
--------------------------------------------------------------------
  VRD Series 1997 II E-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
  VRD Series 1997 II F-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,035         1,035,000
--------------------------------------------------------------------
  VRD Series 1997 II F-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/27(b)(d)    --    VMIG-1      2,210         2,210,000
--------------------------------------------------------------------
  VRD Series 1999 II A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/24(b)(d)    --    VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
  VRD Series 1999 II B-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/25(b)(d)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-1
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/35(d)(h)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-3
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/30(d)(h)    --    VMIG-1      5,850         5,850,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement);
  VRD Series 2005 V1 F-4
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/14(d)(h)    --    VMIG-1    $ 2,500    $    2,500,000
--------------------------------------------------------------------
Shelby (County of)
  Health, Educational &
  Housing Facilities
  Board (Memphis College
  Art Project); VRD
  Series 2003 RB
  (LOC-Regions Bank)
  2.79%, 08/01/23(b)(c)    --    VMIG-1      3,985         3,985,000
--------------------------------------------------------------------
Williamson (County of)
  Industrial Development
  Board (Currey Ingram
  Academy); Educational
  Facilities VRD Series
  2003 RB (LOC-SunTrust
  Bank)
  2.83%, 04/01/23(b)(c)    --    VMIG-1      2,400         2,400,000
====================================================================
                                                         110,468,000
====================================================================

TEXAS-10.78%

ABN AMRO Munitops Ctfs.
  Trust (City of Leander
  Independent School
  District); Unlimited
  Multi-State Non-AMT
  VRD Series 2002-16
  Ctfs. (Acquired
  08/20/03; Cost
  $5,395,000)
  2.78%,
  08/15/10(b)(k)(l)        --    VMIG-1      5,395         5,395,000
--------------------------------------------------------------------
Aldine (City of)
  Independent School
  District; Unlimited
  Tax School Building
  VRD Series 2003 GO
  (CEP-Texas Permanent
  School Fund)
  2.75%, 06/15/06(e)(q)   A-1+   VMIG-1      3,750         3,750,000
--------------------------------------------------------------------
Amarillo (City of)
  Health Facilities
  Corp. (Panhandle
  Pooled Health Care
  Loan Program); ACES
  VRD Series 1985 RB
  (LOC-BNP Paribas)
  2.85%,
  05/31/25(b)(c)(m)(s)     --    VMIG-1      6,633         6,633,000
--------------------------------------------------------------------
Austin (County of)
  Industrial Development
  Corp. (Justin
  Industries Inc.
  Project); VRD Series
  1984 IDR (LOC-JPMorgan
  Chase Bank)
  2.75%, 12/01/14(b)(c)    --      P-1       1,400         1,400,000
--------------------------------------------------------------------
Crawford (City of)
  Education Facilities
  Corp. (Prince Peace
  Christian School); VRD
  Series 2005 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.75%, 05/01/30(b)(c)   A-1+     --        5,825         5,825,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Crawford (City of)
  Education Facilities
  Corp. Package
  (University Parking
  System Project);
  Refunding VRD Series
  2004 A RB (LOC-BNP
  Paribas)
  2.84%,
  05/01/35(b)(c)(s)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston
  Airport); VRD Series
  2000-4307 COP
  (Acquired 11/15/00;
  Cost $15,750,000)
  2.79%,
  07/01/28(b)(k)(l)       A-1+     --       15,750        15,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  1997-4305 A COP
  (Acquired 04/27/99;
  Cost $14,005,000)
  2.79%,
  12/01/27(b)(k)(l)       A-1+     --       14,005        14,005,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  2002-6019 A COP
  (Acquired 11/13/02;
  Cost $8,910,000)
  2.79%,
  12/01/30(b)(k)(l)       A-1+     --        8,910         8,910,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2001-4305 COP
  (Acquired 05/08/01;
  Cost $7,390,000)
  2.79%,
  08/01/14(b)(k)(l)       A-1+     --        7,390         7,390,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2002-6012 A COP
  (Acquired 11/20/02;
  Cost $1,580,000)
  2.79%,
  08/15/30(b)(k)(l)       A-1+     --        1,580         1,580,000
--------------------------------------------------------------------
Grand Prairie (City of)
  Housing Finance Corp.
  (Lincoln Property
  Co.); Refunding
  Multi-Family Housing
  VRD Series 1993 RB
  (CEP-General Electric
  Corp.)
  2.83%, 06/01/10(b)      A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp. (St.
  Luke's Episcopal);
  Refunding VRD Series
  2005 A RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 02/15/32(b)(d)   A-1+   VMIG-1     13,000        13,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of)
  Health Facilities
  Development Corp.
  (Texas Children's
  Hospital Project);
  Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(r)       AAA     Aaa     $ 1,250    $    1,250,000
--------------------------------------------------------------------
Harris (County of)
  Hospital District;
  Sub. Lien Commercial
  Paper Series 2005 A RN
  (LOC-Bank of America,
  N.A.)
  2.45%, 10/17/05(c)      A-1+     --       11,251        11,251,000
--------------------------------------------------------------------
Harris (County of)
  Houston Texas Sports
  Authority (Rodeo); Jr.
  Lein VRD Series 2001 C
  RB (INS-MBIA Insurance
  Corp.)
  2.83%, 11/15/30(b)(d)   A-1+   VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
Harris (County of)
  Industrial Development
  Corp. (Baytank Houston
  Inc. Project);
  Refunding VRD Series
  1998 RB (LOC-Royal
  Bank of Canada)
  2.76%,
  02/01/20(b)(c)(s)       A-1+     --        1,600         1,600,000
--------------------------------------------------------------------
Hays (County of)
  Memorial Health
  Facilities Development
  Corp. (Central Texas
  Medical Center
  Project); Hospital VRD
  Series 1990 B RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/14(b)(c)   A-1+     --       10,200        10,200,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  2.70%,
  11/01/05(e)(f)(s)       A-1+     P-1      10,640        10,640,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO
  Project-Standard Oil
  Co.); VRD Series 1983
  PCR
  2.80%,
  03/01/06(e)(f)(s)       A-1+     --       12,775        12,775,000
--------------------------------------------------------------------
Houston (City of);
  Commercial Paper Notes
  Series 2005 D GO
  2.62%, 10/18/05          A-1     P-1       7,000         7,000,000
--------------------------------------------------------------------
  Series 2005 D GO
  2.65%, 11/15/05          A-1     P-1      17,000        17,000,000
--------------------------------------------------------------------
Houston (City of) Health
  Facilities Development
  Corp. (Buckingham
  Senior Living
  Project); Retirement
  Facility VRD Series
  2004 C RB (LOC-LaSalle
  Bank N.A.)
  2.76%,
  02/15/34(b)(c)(g)        --      --        1,100         1,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher
  Education Finance
  Corp. (Houston Baptist
  University); Higher
  Education Refunding
  VRD Series 2000 RB
  (LOC-JPMorgan Chase
  Bank)
  2.83%,
  07/01/20(b)(c)(g)        --      --      $ 3,565    $    3,565,000
--------------------------------------------------------------------
Houston (City of) Higher
  Education Finance
  Corp. (Tierwester
  Oaks); Housing VRD
  Series 2003 A RB
  (LOC-Bank of New York)
  2.67%, 03/01/33(c)(j)    --    VMIG-1     11,085        11,085,000
--------------------------------------------------------------------
Hunt (County of) Health
  Facilities Development
  Corp. (Universal
  Health Services
  Greenville); VRD
  Series 1985 IDR
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 10/01/15(b)(c)   A-1+     --        3,100         3,100,000
--------------------------------------------------------------------
JPMorgan PUTTERs (County
  of Bexar); Limited Tax
  VRD Series 2004 530 GO
  (Acquired 10/28/04;
  Cost $4,635,000)
  2.75%,
  06/15/12(b)(k)(l)        --    VMIG-1      4,635         4,635,000
--------------------------------------------------------------------
Kendleton (City of)
  Higher Education
  Finance Corp. (Dallas
  Theological Project);
  VRD Limited Tax
  Obligation Series 2003
  A RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 07/01/33(b)(c)   A-1+     --        1,300         1,300,000
--------------------------------------------------------------------
Lamar (County of)
  Consolidated
  Independent School
  District; Unlimited
  Tax Series 1999 GO
  (CEP-Texas Permanent
  School Fund)
  6.50%, 02/15/06          AAA     Aaa       1,240         1,257,678
--------------------------------------------------------------------
Lancaster (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series
  2002 GO (CEP-Texas
  Permanent
  School Fund)
  4.00%, 02/15/06          --      Aaa       1,005         1,010,251
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (City of Brazosport
  Independent School
  District); Refunding
  Unlimited Tax VRD
  Series 2003 PT-1690 GO
  (Acquired 02/20/03;
  Cost $4,868,000)
  2.79%,
  08/15/10(b)(k)(l)        --    VMIG-1      4,868         4,868,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Merrill Lynch P-Floats
  (County of Lamar
  Independent School
  District); Unlimited
  Tax VRD Series 2005
  PT-2860 GO (Acquired
  09/09/05; Cost
  $9,775,000)
  2.79%,
  02/15/25(b)(k)(l)        A-1     --      $ 9,775    $    9,775,000
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (Harris County
  Hospital District);
  VRD Series 2002 PT-665
  RB (Acquired 10/02/02;
  Cost $5,935,000)
  2.79%,
  08/15/08(b)(k)(l)        A-1     --        5,935         5,935,000
--------------------------------------------------------------------
Mesquite (City of)
  Health Facilities
  Development Corp.;
  Retirement Facility
  VRD Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/15/30(b)(c)    A-1     --        7,630         7,630,000
--------------------------------------------------------------------
Metropolitan Higher
  Education Authority
  (University of Dallas
  Project); Higher
  Education VRD Series
  1999 RB (LOC-JPMorgan
  Chase Bank)
  2.80%,
  05/01/19(b)(c)(g)        --      --        6,170         6,170,000
--------------------------------------------------------------------
Nueces (County of)
  Health Facilities
  Development Corp.
  (Driscoll Children's
  Foundation); Floating
  Rate Series 1985 RB
  (LOC-JPMorgan Chase
  Bank)
  2.82%, 07/01/15(b)(c)    --    VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Polly Ryon Hospital
  Authority (Polly Ryon
  Memorial Hospital);
  Hospital VRD Series
  2001 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/01/26(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Red River Authority
  (Southwestern Public
  Services); Refunding
  VRD Series 1996 PCR
  (INS-Ambac Assurance
  Corp.)
  2.78%, 07/01/16(b)(d)   A-1+   VMIG-1      3,350         3,350,000
--------------------------------------------------------------------
San Gabriel Health
  Facilities Development
  Corp. (YMCA of Greater
  Williamson County
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 04/01/26(b)(c)    --    VMIG-1      1,100         1,100,000
--------------------------------------------------------------------
Sherman (City of) Higher
  Education Finance
  Corp. (Austin College
  Project); Higher
  Education VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  01/01/18(b)(c)(m)       A-1+     --       12,188        12,188,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of);
  Unlimited Tax Series
  2005 TRAN GO
  4.50%, 08/31/06         SP-1+   MIG-1    $39,000    $   39,516,269
--------------------------------------------------------------------
Travis (County of);
  Limited Tax Series
  2005 Ctfs. GO
  2.75%, 03/01/06          AAA     Aaa       1,225         1,225,970
--------------------------------------------------------------------
University of Texas
  Board of Regents
  (Revenue Financing
  System); Commercial
  Paper Notes Series
  2005 A
  2.55%, 10/13/05          A-1     P-1      23,378        23,378,000
--------------------------------------------------------------------
  2.62%, 10/17/05          A-1     P-1       5,000         5,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Austin); VRD Series
  2000 A26 RB (Acquired
  11/09/04; Cost
  $9,230,000)
  2.11%,
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      9,230         9,230,000
--------------------------------------------------------------------
Wachovia MERLOTs (Harris
  County Toll Road); VRD
  Series 2003 B16 RB
  (Acquired 02/19/03;
  Cost $16,010,000)
  2.77%,
  08/15/25(b)(k)(l)        --    VMIG-1     16,010        16,010,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Jefferson County
  Health Facilities
  Development Corp.);
  VRD Series 2001 A83 RB
  (Acquired 11/18/03;
  Cost $3,565,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        3,565         3,565,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Southeast Texas
  Housing Finance
  Corp.); VRD Series
  2001 A18 RB (Acquired
  11/18/03; Cost
  $2,845,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        2,845         2,845,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of Texas);
  Refunding VRD Series
  2003 B14 RB (Acquired
  01/29/03; Cost
  $7,990,000)
  2.77%,
  08/15/22(b)(k)(l)        --    VMIG-1      7,990         7,990,000
====================================================================
                                                         358,483,168
====================================================================

UTAH-1.14%

Duchesne (County of)
  School District (Utah
  Municipal Building
  Authority); Lease VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 06/01/21(b)(c)   A-1+     --          900           900,000
--------------------------------------------------------------------
Eagle Mountain (City
  of); Gas & Electric
  VRD Series 2001 RB
  (LOC-BNP Paribas)
  2.74%,
  12/01/25(b)(c)(s)        --    VMIG-1      6,170         6,170,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

UTAH-(CONTINUED)

Merrill Lynch P-Floats
  (City of Murray
  Hospital); VRD Series
  2002 PA-1066 RB
  (Acquired 10/02/02;
  Cost $5,995,000)
  2.79%,
  05/15/22(b)(k)(l)        A-1     --      $ 5,995    $    5,995,000
--------------------------------------------------------------------
Salt Lake (County of)
  Housing Authority
  (Crossroads Apartments
  Project); Refunding
  Multi-Family VRD
  Series 2003 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 02/15/31(b)      A-1+     --        4,435         4,435,000
--------------------------------------------------------------------
Sanpete (County of)
  School Facility
  (Wasatch Academy); VRD
  Series 2003 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 08/01/28(b)(c)   A-1+     --          800           800,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Intermountain Power
  Agency); Power Supply
  VRD Series 2002 A59 RB
  (Acquired 10/23/02;
  Cost $6,880,000)
  2.77%,
  07/01/10(b)(k)(l)        --    VMIG-1      6,880         6,880,000
--------------------------------------------------------------------
Wasatch (County of)
  Jordanelle Special
  Service District
  (Tuhaye Project);
  Special Assignment VRD
  Series 2005 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 09/01/25(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
West Jordan (City of)
  (Broadmoor Village
  Apartments LLC
  Project); Refunding
  Multi-Family Housing
  VRD Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 12/01/34(b)      A-1+     --        9,675         9,675,000
====================================================================
                                                          37,855,000
====================================================================

VERMONT-0.13%

Vermont (State of)
  Industrial Development
  Authority (Central
  Vermont Public Service
  Corp.); Hydroelectric
  VRD Series 1984 IDR
  (LOC-Citizens Bank of
  Massachusetts)
  2.65%, 12/01/13(c)(j)   A-1+     --        1,755         1,755,000
--------------------------------------------------------------------
Vermont (State of)
  Student Assistance
  Corp.; Student Loan
  VRD Series 1985 RB
  (LOC-State Street Bank
  & Trust Co.)
  2.60%, 01/01/08(c)(j)    --    VMIG-1      2,640         2,640,000
====================================================================
                                                           4,395,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

VIRGINIA-0.35%

Rockingham (County of)
  Industrial Development
  Authority (Sunnyside
  Presbyterian Home);
  Residential Care
  Facility VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 12/01/33(b)(c)    A-1     --      $   750    $      750,000
--------------------------------------------------------------------
Staunton (City of);
  Commercial Paper
  Series 2005 A Notes
  (LOC-Bank of America,
  N.A.) 2.65%,
  10/21/05(c)              --    VMIG-1      7,850         7,850,000
--------------------------------------------------------------------
Winchester (City of)
  Industrial Development
  Authority
  (Westminster-Cantenbury);
  Residential Care
  Facility VRD Series
  2005 B IDR (LOC-Branch
  Banking & Trust Co.)
  2.77%, 01/01/35(b)(c)    --    VMIG-1      3,000         3,000,000
====================================================================
                                                          11,600,000
====================================================================

WASHINGTON-6.45%

ABN AMRO Munitops Ctfs.
  Trust (City of Seattle
  Municipal Light &
  Power); Multi-State
  Non-AMT VRD Series
  2002-12 Ctfs.
  (Acquired 05/25/04;
  Cost $9,755,000)
  2.78%,
  03/01/09(b)(k)(l)        --    VMIG-1      9,755         9,755,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (City of
  Seattle); Multi-State
  Non-AMT VRD Limited
  Tax Series 2003-7 GO
  Ctfs. (Acquired
  05/13/03; Cost
  $10,685,000)
  2.78%,
  07/01/10(b)(g)(k)(l)     --      --       10,685        10,685,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (County of
  Skagit Public Hospital
  District No. 1);
  Multi-State Non-AMT
  VRD Series 2004-37
  Ctfs. (Acquired
  04/08/05; Cost
  $5,235,000)
  2.78%,
  12/01/12(b)(k)(l)        --    VMIG-1      5,235         5,235,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (King County);
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01;
  Cost $10,000,000)
  2.78%,
  07/01/06(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Bremerton (City of)
  (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/28(b)(c)(g)        --      --        2,565         2,565,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust
  (State of Washington
  Public Power Supply
  Systems Project No.
  2); VRD Series
  1996-4703 A COP
  (Acquired 05/02/01;
  Cost $5,870,000)
  2.79%,
  07/01/11(b)(k)(l)       A-1+     --      $ 5,870    $    5,870,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Washington);
  VRD Series 1998-4701 A
  COP (Acquired
  07/20/00; Cost
  $14,400,000)
  2.79%,
  05/01/18(b)(k)(l)       A-1+     --       14,400        14,400,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper Notes
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     --       34,700        34,700,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper TRAN
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     P-1      16,800        16,800,000
--------------------------------------------------------------------
Everett (City of);
  Limited Tax VRD Series
  2001 GO (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/21(b)(c)(g)        --      --        2,600         2,600,000
--------------------------------------------------------------------
Issaquah (City of)
  Community Properties;
  VRD Special Revenue
  Series 2001 A RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/15/21(b)(c)    --    VMIG-1     10,150        10,150,000
--------------------------------------------------------------------
JPMorgan PUTTERs (State
  of Washington);
  Unlimited Tax VRD
  Series 2004 593 GO
  (Acquired 11/18/04;
  Cost $1,500,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
King (County of)
  Economic Enterprise
  Corp. (Puget Sound
  Blood Center Project);
  VRD Series 1998 RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 04/01/23(b)(c)    --    VMIG-1      3,700         3,700,000
--------------------------------------------------------------------
Lake Tapps Parkway
  Properties; Special
  Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank, N.A.)
  2.79%,
  12/01/19(b)(c)(m)        --    VMIG-1     11,800        11,800,000
--------------------------------------------------------------------
  VRD Series 1999 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 12/01/19(b)(c)    --    VMIG-1        800           800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Port of
  Seattle); VRD Series
  2002-739D RB (Acquired
  07/21/04; Cost
  $5,000,000)
  2.78%,
  09/01/20(b)(k)(l)        A-1     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Pierce (County of)
  Economic Development
  Corp. (Weyerhaeuser
  Real Estate); Special
  Revenue VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.79%, 01/01/27(b)(c)   A-1+   VMIG-1     12,705        12,705,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Bayview Manor
  Project); Low Income
  Housing Assistance VRD
  Series 1994 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 05/01/19(b)(c)   A-1+     --        2,225         2,225,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Pioneer Human
  Services Project);
  Refunding VRD Series
  1995 RB (LOC-U.S.
  Bank, N.A.)
  2.78%, 12/01/15(b)(c)   A-1+     --        2,295         2,295,000
--------------------------------------------------------------------
Seattle (Port of)
  Industrial Development
  Corp. (Sysco Food
  Services of Seattle,
  Inc. Project);
  Refunding VRD Series
  1994 IDR
  2.83%, 11/01/25(b)(m)   A-1+   VMIG-1      4,891         4,891,000
--------------------------------------------------------------------
Snohomish (County of)
  Housing Authority
  (Ebey Arms Centerhouse
  Project); Refunding
  Housing VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/34(b)(c)(g)        --      --        6,245         6,245,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Puget Sound
  Regional Transit
  Authority); Sales Tax
  & Motor VRD Series
  2001 A46 RB (Acquired
  11/12/03; Cost
  $6,265,000)
  2.11%
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      6,265         6,265,000
--------------------------------------------------------------------
Washington (State of)
  Economic Development
  Finance Authority
  (Seadrunar Recycling
  LLC Project); Economic
  Development VRD Series
  2000 E RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 08/01/25(b)(c)   A-1+     --        2,545         2,545,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of)
  Higher Education
  Facilities Authority
  (Cornish College Arts
  Project); VRD Series
  2003 A RB (LOC-Bank of
  America, N.A.)
  2.79%, 12/01/33(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Antioch
  University Project);
  Non-Profit Refunding
  VRD Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  3.00%,
  01/02/06(c)(e)(q)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Judson
  Park Project);
  Non-Profit Housing
  Refunding VRD Series
  2004 A RB (LOC-U.S.
  Bank, N.A.)
  2.75%,
  01/01/29(b)(c)(g)        --      --        9,970         9,970,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Nikkei
  Concerns Project);
  Non-Profit Housing VRD
  Series 1994 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/19(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (The
  Evergreen School
  Project); Non-Profit
  VRD Series 2002 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 07/01/28(b)(c)   A-1+     --        2,620         2,620,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (University
  Preparatory Academy
  Project); Non-Profit
  VRD Series 2000 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 07/01/30(b)(c)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (YMCA of
  Columbia-Willamette);
  Non-Profit Revenue VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.81%, 08/01/24(b)(c)   A-1+     --        2,200         2,200,000
====================================================================
                                                         214,651,000
====================================================================

WEST VIRGINIA-1.38%

West Virginia (State of)
  Hospital Finance
  Authority (Pallottine
  Health Services, Inc.
  Project); Refunding
  VRD Series 2003 A-1 RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 10/01/33(b)(c)    --    VMIG-1     45,945        45,945,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-3.45%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Central Brown Water
  Authority); Non-AMT
  VRD Series 2005-25
  Ctfs. RB (Acquired
  08/01/05; Cost
  $17,370,000)
  2.78%,
  12/01/13(b)(g)(k)(l)     --      --      $17,370    $   17,370,000
--------------------------------------------------------------------
West Allis (City of)
  (State Fair Park
  Exposition Center
  Inc.); VRD Series 2001
  RB (LOC-U.S. Bank,
  N.A.)
  2.80%, 08/01/28(b)(c)    --    VMIG-1      2,300         2,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Beaver Dam Community
  Hospitals Inc.); VRD
  Series 2004 B RB
  (LOC-U.S. Bank, N.A.)
  2.75%, 08/15/34(b)(c)   A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Eastcastle Place
  Inc.); VRD Series 2004
  C RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/34(b)(c)    A-1     --        7,000         7,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Felician Health Care
  Inc.); VRD Series 1994
  RB (LOC-JPMorgan Chase
  Bank)
  2.73%, 01/01/19(b)(c)   A-1+   VMIG-1      1,300         1,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Grace Lutheran
  Foundation Project);
  VRD Series 1999 RB
  (LOC-U.S. Bank, N.A.)
  (Acquired 09/12/05;
  Cost $1,555,000)
  2.77%,
  07/01/14(b)(c)(k)       A-1+     --        1,555         1,555,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mequon Jewish
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.80%, 07/01/28(b)(c)    --    VMIG-1      2,150         2,150,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  Pooled Loan VRD Series
  2003 I RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 06/01/23(b)(c)    --    VMIG-1      9,115         9,115,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  VRD Series 2003 C RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/15/23(b)(c)    --    VMIG-1    $ 6,900    $    6,900,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sinai Samaritan
  Medical Center Inc.);
  VRD Series 1994 A RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 09/01/19(b)(c)    A-1     --        5,350         5,350,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. John's Home);
  Pooled Loan VRD Series
  2003 J RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 07/01/23(b)(c)    --    VMIG-1      4,085         4,085,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Luke's Medical
  Center); VRD Series
  1987 RB (LOC-KBC Bank
  N.V.) (Acquired
  05/02/05; Cost
  $28,600,000)
  2.78%,
  12/01/17(b)(c)(k)(s)     A-1     --       28,600        28,600,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Mary's School);
  VRD Series 2004 RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/01/19(b)(c)    A-1     --        1,830         1,830,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Wheaton Franciscan
  Services); VRD Series
  2003 B RB (LOC-U.S.
  Bank, N.A.)
  2.75%, 08/15/33(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  School Districts Cash
  Flow Management
  Program; Series 2004
  B-1 COP
  3.50%, 11/01/05          --     MIG-1     15,000        15,015,757
====================================================================
                                                         114,570,757
====================================================================
TOTAL INVESTMENTS-99.33%
  (Cost
  $3,303,115,357)(t)(u)                                3,303,115,357
====================================================================
OTHER ASSETS LESS
  LIABILITIES-0.67%                                       22,402,040
====================================================================
NET ASSETS-100.00%                                    $3,325,517,397
____________________________________________________________________
====================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GAN      - Grant Anticipation Notes
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2005.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined intermittent intervals. Rate shown is the rate in effect on September 30, 2005.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $904,786,000, which represented 27.21% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(l) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities, at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $47,900,000 which represented 1.44% of the Fund's Net Assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2005.
(r) Secured by an escrow fund of U.S. Treasury obligations.
(s) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(t) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

    ENTITIES                                  PERCENTAGE
    --------                                  ----------
    Bank of America, N.A.                          11.74
    ----------------------------------------------------
    MBIA Insurance Corp.                           10.41
    ----------------------------------------------------
    Ambac Assurance Corp.                           8.27
    ----------------------------------------------------
    Financial Guaranty Insurance Co.                7.83
    ----------------------------------------------------
    Financial Security Assurance Inc.               7.27
    ----------------------------------------------------
    JPMorgan Chase Bank                             5.50
    ----------------------------------------------------
    Other Entities Less than 5%                    48.98
    ----------------------------------------------------

(u) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005
(Unaudited)

ASSETS:

Investments, at value (cost $3,303,115,357)   $3,303,115,357
------------------------------------------------------------
Cash                                              19,559,753
------------------------------------------------------------
Receivables for:
  Investments sold                                31,469,750
------------------------------------------------------------
  Interest                                        14,372,611
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               124,571
------------------------------------------------------------
Other assets                                         391,896
============================================================
  Total assets                                 3,369,033,938
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           36,453,534
------------------------------------------------------------
  Dividends                                        6,458,020
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 266,895
------------------------------------------------------------
Accrued distribution fees                            185,529
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            11,688
------------------------------------------------------------
Accrued transfer agent fees                           47,420
------------------------------------------------------------
Accrued operating expenses                            93,455
============================================================
    Total liabilities                             43,516,541
============================================================
Net assets applicable to shares outstanding   $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,325,571,149
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (53,752)
============================================================
                                              $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,032,584,812
____________________________________________________________
============================================================
Private Investment Class                      $  237,198,044
____________________________________________________________
============================================================
Personal Investment Class                     $   22,060,091
____________________________________________________________
============================================================
Cash Management Class                         $  576,433,214
____________________________________________________________
============================================================
Reserve Class                                 $   56,503,137
____________________________________________________________
============================================================
Resource Class                                $  360,738,338
____________________________________________________________
============================================================
Corporate Class                               $   39,999,761
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,032,557,929
____________________________________________________________
============================================================
Private Investment Class                         237,187,523
____________________________________________________________
============================================================
Personal Investment Class                         22,057,280
____________________________________________________________
============================================================
Cash Management Class                            576,441,853
____________________________________________________________
============================================================
Reserve Class                                     56,501,337
____________________________________________________________
============================================================
Resource Class                                   360,741,734
____________________________________________________________
============================================================
Corporate Class                                   40,000,000
____________________________________________________________
============================================================
  Net asset value, and offering and
    redemption price per share for each
    class                                     $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $42,305,322
=========================================================================

EXPENSES:

Advisory fees                                                   3,576,382
-------------------------------------------------------------------------
Administrative services fees                                      303,081
-------------------------------------------------------------------------
Custodian fees                                                     73,459
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        580,920
-------------------------------------------------------------------------
  Personal Investment Class                                        72,084
-------------------------------------------------------------------------
  Cash Management Class                                           307,216
-------------------------------------------------------------------------
  Reserve Class                                                    77,930
-------------------------------------------------------------------------
  Resource Class                                                  362,510
-------------------------------------------------------------------------
  Corporate Class                                                     756
-------------------------------------------------------------------------
Transfer agent fees                                               294,204
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          61,948
-------------------------------------------------------------------------
Other                                                             373,586
=========================================================================
    Total expenses                                              6,084,076
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,322,847)
=========================================================================
    Net expenses                                                4,761,229
=========================================================================
Net investment income                                          37,544,093
=========================================================================
Net realized gain from investment securities                        8,154
=========================================================================
Net increase in net assets resulting from operations          $37,552,247
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2005 and the year ended March 31, 2005 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2005              2005
==============================================================================================
OPERATIONS:

  Net investment income                                       $  37,544,093     $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 8,154            (60,974)
==============================================================================================
    Net increase in net assets resulting from operations         37,552,247         36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (24,508,875)       (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,307,622)        (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (164,871)           (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (6,641,809)        (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (110,191)           (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (3,752,146)        (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (58,579)                --
==============================================================================================
  Decrease in net assets resulting from distributions           (37,544,093)       (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (84,482,381)       163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                       40,581,356         46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      11,183,025            483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                        (148,687,730)       (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                  47,194,948         (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                 71,118,200         (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                40,000,000                 --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (23,092,582)       152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (23,084,428)       152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                           3,348,601,825      3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,325,517,397    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the six months ended September 30, 2005, AIM waived fees of $868,847.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended September 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $242.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2005, AIM was paid $303,081.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2005, AISI retained $266,125.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $290,460, $52,862, $245,773, $67,799, $290,008 and $756,
respectively, after FMC waived Plan fees of $290,460, $19,222, $61,443, $10,131, $72,502 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2005, the Fund engaged in securities purchases of $14,773,207 and sales of $194,014,926.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2005, the Fund paid legal fees of $6,053 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund did not borrow or lend under the facility during the six months ended September 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              SEPTEMBER 30, 2005(a)                     MARCH 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,037,160,746    $ 12,037,160,746     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 293,700,000         293,700,000        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 23,929,524          23,929,524         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,076,805,627       4,076,805,627      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            106,165,752         106,165,752        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,185,563,343       1,185,563,343      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        40,000,000          40,000,000                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       14,760,166          14,760,166         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,724,686           1,724,686          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     71,579              71,579              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,260,422           5,260,422          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 54,231              54,231             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,314,654           3,314,654          2,383,423           2,383,423
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,136,403,293)    (12,136,403,293)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (254,843,330)       (254,843,330)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (12,818,078)        (12,818,078)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,230,753,779)     (4,230,753,779)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (59,025,035)        (59,025,035)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,117,759,797)     (1,117,759,797)    (1,788,092,794)     (1,788,092,794)
=================================================================================================================================
                                                           (23,092,582)   $    (23,092,582)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 58% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CASH MANAGEMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED MARCH 31,
                                                      SEPTEMBER 30,       -------------------------------------------------------
                                                          2005              2005        2004        2003        2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.01              0.01        0.01        0.01        0.02       0.04
=================================================================================================================================
Less distributions from net investment income              (0.01)            (0.01)      (0.01)      (0.01)      (0.02)     (0.04)
=================================================================================================================================
Net asset value, end of period                          $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.09%             1.16%       0.76%       1.14%       2.08%      3.87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $576,433          $725,124    $768,141    $617,683    $320,502    $15,668
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.30%(b)          0.30%       0.30%       0.30%       0.30%      0.28%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.37%(b)          0.37%       0.37%       0.37%       0.38%      0.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets        2.15%(b)          1.16%       0.75%       1.12%       1.92%      3.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $612,752,544.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

    E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec.. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Gerald J. Lewis                   Russell C. Burk                               AIM Investment Services, Inc.
Prema Mathai-Davis                Senior Vice President and Senior Officer      P.O. Box 4739
Lewis F. Pennock                                                                Houston, TX 77210-4739
Ruth H. Quigley                   Kevin M. Carome
Larry Soll                        Senior Vice President, Secretary and Chief    CUSTODIAN
Raymond Stickel, Jr.              Legal Officer                                 The Bank of New York
Mark H. Williamson                                                              2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer               COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

                                                                                                [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com               TFIT-SAR-3               Fund Management Company                     --Registered Trademark--

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                 Corporate Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)

                                          Semiannual Report o September 30, 2005

 SEMI                            [COVER IMAGE]
ANNUAL


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

  [1980-2005 25TH                            [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                             --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                    Dear Shareholder:

                    This is the semiannual report on the performance of the
                    Corporate Class of the Tax-Free Cash Reserve Portfolio of
      [GRAHAM       Tax-Free Investments Trust, a money market fund investing in
       PHOTO]       short-term municipal bonds of the highest credit ratings.
                    The report covers the six-month reporting period ended
                    September 30, 2005.

                       The Tax-Free Cash Reserve Portfolio seeks to provide as ROBERT H. GRAHAM high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Portfolio invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive
    [WILLIAMSON     returns. The Portfolio maintained a relatively short
       PHOTO]       maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio continued to hold the highest
 MARK H. WILLIAMSON credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                    =========================================    ==========================================

                    DATA AS OF 9/30/05

                    YIELD                                        WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD             MONTHLY YIELD    RANGE DURING PERIOD          END OF PERIOD

                          2.42%                      N/A             20-31 Days                  24 Days

                    =========================================    ==========================================

                    =======================================================================================

                    NET ASSETS AT END OF PERIOD

                    $40.0 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.

                    =======================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Despite some fluctuations, the economy continued to grow over the period. Gross domestic product (GDP) grew at an annualized rate of 3.3% in the second quarter of 2005 and an estimated 3.8% in the third quarter.

   Expansion was driven largely by consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. Crude oil prices broke records, and Hurricanes Katrina and Rita rattled consumer confidence late in the period. A sharp drop in consumer confidence in September followed a decline in retail sales for August, but the rest of the period (except May) had positive growth in retail sales.

   In response to evidence of economic growth, short-term interest rates continued to rise throughout the period. When the period began, the federal funds target rate was 2.75%. During the period, the Federal Reserve (the Fed) raised the target rate four times--each time by 25 basis points (0.25%)--bringing the rate to 3.75% on September 30, 2005. As a result of the Fed's actions, the yields on two-year Treasury notes and other short-term instruments rose gradually over the period, and the Fund's yield also rose.

   Because of the Fed's statements that accompany each rate increase, many market observers anticipated additional rate hikes might occur before the end of 2005.

TAX-FREE CASH RESERVE PORTFOLIO

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                             /s/ MARK H. WILLIAMSON
--------------------------                       -------------------------------
Robert H. Graham                                 Mark H. Williamson
Vice Chair & President,                          President, A I M Advisors, Inc.
Tax-Free Investments Trust

November 14, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=========================================

PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
IN DAYS, AS OF 9/30/05

1-7                                 83.3%
8-14                                 1.5
15-60                                6.9
61-120                               3.2
121-180                              1.0
181-240                              1.0
241+                                 3.1

=========================================


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
     [CROCKETT      majority of these expense reductions, which took effect July
       PHOTO]       1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than BRUCE L. CROCKETT two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this semiannual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ----------------------------------
                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    November 14, 2005

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              HYPOTHETICAL EXAMPLE FOR
                                                                                          COMPARISON PURPOSES
As a shareholder of the Fund, you incur      The table below provides information
ongoing costs, including management fees;    about actual account values and actual       The table below also provides information
distribution and/or service fees (12b-1);    expenses. You may use the information in     about hypothetical account values and
and other Fund expenses. This example is     this table, together with the amount you     hypothetical expenses based on the Fund's
intended to help you understand your         invested, to estimate the expenses that      actual expense ratio and an assumed rate
ongoing costs (in dollars) of investing      you paid over the period. Simply divide      of return of 5% per year before expenses,
in the Fund and to compare these costs       your account value by $1,000 (for            which is not the Fund's actual return.
with ongoing costs of investing in other     example, an $8,600 account value divided     The example is based on an investment of
mutual funds. The actual ending account      by $1,000 = 8.6), then multiply the          $1,000 invested at the beginning of the
value and expenses in the below example      result by the number in the table under      period and held for the entire period
are based on an investment of $1,000         the heading entitled "Actual Expenses        April 1, 2005, through September 30,
invested on September 8, 2005 (the date      Paid During Period" to estimate the          2005.
the share class commenced operations) and    expenses you paid on your account during
held through September 30, 2005. The         the period, September 8, 2005, through          The hypothetical account values and
hypothetical ending account value and        September 30, 2005. Because the actual       expenses may not be used to estimate the
expenses in the below example are based      ending account value and expense             actual ending account balance or expenses
on an investment of $1,000 invested at       information in the example is not based      you paid for the period. You may use this
the beginning of the period and held for     upon a six month period, the ending          information to compare the ongoing costs
the entire six month period April 1,         account value and expense information may    of investing in the Fund and other funds.
2005, through September 30, 2005.            not provide a meaningful comparison to       To do so, compare this 5% hypothetical
                                             mutual funds that provide such               example with the 5% hypothetical examples
                                             information for a full six month period.     that appear in the shareholder reports of
                                                                                          the other funds.

                                                                                             Please note that the expenses shown in
                                                                                          the table are meant to highlight your
                                                                                          ongoing costs only. Therefore, the
                                                                                          hypothetical information is useful in
                                                                                          comparing ongoing costs only, and will
                                                                                          not help you determine the relative total
                                                                                          costs of owning different funds.

====================================================================================================================================


                                                        ACTUAL                             HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                          BEGINNING           ENDING               EXPENSES         ENDING            EXPENSES         ANNUALIZED
   SHARE                ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
   CLASS                  (4/01/05)        (9/30/05)(1)            PERIOD(2)       (9/30/05)          PERIOD(3)          RATIO

Corporate(4)              $1,000.00          $1,001.50               $0.16         $1,023.82            $1.27            0.25%


(1) The actual ending account value is based on the actual total return of the Fund for the period September 8, 2005, through
    September 30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period April 1, 2005, through
    September 30, 2005.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 23 (September 8, 2005, through September 30, 2005)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing the Corporate Class shares of the Fund and other funds because such data is based on a full six month period.

(4) Corporate Class shares commenced operations September 8, 2005.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of Tax-Free            o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications    this rate (i) was lower than the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory        fee rates for one retail money market
Inc. ("AIM"). Based upon the                 services, the Board reviewed the             fund, and comparable to the advisory fee
recommendation of the Investments            qualifications of AIM's investment           rates for three institutional money
Committee of the Board, which is             personnel and considered such issues as      market funds (one of which has an
comprised solely of independent trustees,    AIM's portfolio and product review           "all-in" fee structure whereby AIM pays
at a meeting held on June 30, 2005, the      process, AIM's legal and compliance          all of the fund's ordinary operating
Board, including all of the independent      function, AIM's use of technology, AIM's     expenses), advised by AIM with investment
trustees, approved the continuance of the    portfolio administration function and the    strategies comparable to those of the
advisory agreement (the "Advisory            quality of AIM's investment research.        Fund; (ii) was lower than the advisory
Agreement") between the Fund and AIM for     Based on the review of these and other       fee rates for a variable insurance fund
another year, effective July 1, 2005.        factors, the Board concluded that the        advised by AIM and offered to insurance
                                             quality of services to be provided by AIM    company separate accounts with investment
   The Board considered the factors          was appropriate and that AIM currently is    strategies comparable to those of the
discussed below in evaluating the            providing satisfactory services in           Fund; (iii) was lower than the advisory
fairness and reasonableness of the           accordance with the terms of the Advisory    fee rates for one offshore fund for which
Advisory Agreement at the meeting on June    Agreement.                                   an AIM affiliate serves as advisor with
30, 2005 and as part of the Board's                                                       investment strategies comparable to those
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    of the Fund; and (iv) was higher than the
deliberations, the Board and the             comparable funds. The Board reviewed the     advisory fee rates for two unregistered
independent trustees did not identify any    performance of the Fund during the past      pooled investment vehicles, and
particular factor that was controlling,      one, three and five calendar years           comparable to the advisory fee rates for
and each trustee attributed different        against the performance of funds advised     a third unregistered pooled investment
weights to the various factors.              by other advisors with investment            vehicle, for which an AIM affiliate
                                             strategies comparable to those of the        serves as advisor with investment
   One of the responsibilities of the        Fund. The Board noted that the Fund's        strategies comparable to those of the
Senior Officer of the Fund, who is           performance in such periods was at or        Fund. The Board noted that AIM has agreed
independent of AIM and AIM's affiliates,     above the median performance of such         to waive fees and/or limit expenses of
is to manage the process by which the        comparable funds. Based on this review,      the Fund, as discussed below. Based on
Fund's proposed management fees are          the Board concluded that no changes          this review, the Board concluded that the
negotiated to ensure that they are           should be made to the Fund and that it       advisory fee rate for the Fund under the
negotiated in a manner which is at arm's     was not necessary to change the Fund's       Advisory Agreement was fair and
length and reasonable. To that end, the      portfolio management team at this time.      reasonable.
Senior Officer must either supervise a
competitive bidding process or prepare an    o The performance of the Fund relative to    o Fees relative to those of comparable
independent written evaluation. The          indices. The Board reviewed the              funds with other advisors. The Board
Senior Officer has recommended an            performance of the Fund during the past      reviewed the advisory fee rate for the
independent written evaluation in lieu of    one, three and five calendar years           Fund under the Advisory Agreement. The
a competitive bidding process and, upon      against the performance of the Lipper        Board compared effective contractual
the direction of the Board, has prepared     Institutional Tax-Exempt Money Market        advisory fee rates at a common asset
such an independent written evaluation.      Index.* The Board noted that the Fund's      level and noted that the Fund's rate was
Such written evaluation also considered      performance in such periods was              below the median rate of the funds
certain of the factors discussed below.      comparable to the performance of such        advised by other advisors with investment
In addition, as discussed below, the         Index. Based on this review, the Board       strategies comparable to those of the
Senior Officer made certain                  concluded that no changes should be made     Fund that the Board reviewed. The Board
recommendations to the Board in              to the Fund and that it was not necessary    noted that AIM has agreed to waive fees
connection with such written evaluation.     to change the Fund's portfolio management    and/or limit expenses of the Fund, as
                                             team at this time.                           discussed below. Based on this review,
   The discussion below serves as a                                                       the Board concluded that the advisory fee
summary of the Senior Officer's              o Meeting with the Fund's portfolio          rate for the Fund under the Advisory
independent written evaluation and           managers and investment personnel. With      Agreement was fair and reasonable.
recommendations to the Board in              respect to the Fund, the Board is meeting
connection therewith, as well as a           periodically with such Fund's portfolio      o Expense limitations and fee waivers.
discussion of the material factors and       managers and/or investment personnel and     The Board noted that AIM has
the conclusions with respect thereto that    believes that such individuals are           contractually agreed to waive fees and/or
formed the basis for the Board's approval    competent and able to continue to carry      limit expenses of the Fund in an amount
of the Advisory Agreement. After             out their responsibilities under the         necessary to limit total annual operating
consideration of all of the factors below    Advisory Agreement.                          expenses to a specified percentage of
and based on its informed business                                                        average daily net assets for each class
judgment, the Board determined that the      o Overall performance of AIM. The Board      of the Fund. The Board considered the
Advisory Agreement is in the best            considered the overall performance of AIM    contractual nature of this fee
interests of the Fund and its                in providing investment advisory and         waiver/expense limitation and noted that
shareholders and that the compensation to    portfolio administrative services to the     it remains in effect until March 31,
AIM under the Advisory Agreement is fair     Fund and concluded that such performance     2007. The Board considered the effect
and reasonable and would have been           was satisfactory.                            this fee waiver/expense limitation would
obtained through arm's length                                                             have on the Fund's estimated expenses and
negotiations.                                                                             concluded that the levels of fee
                                                                                          waivers/expense limitations for the Fund
o The nature and extent of the advisory                                                   were fair and reasonable.
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.


*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by
Lipper, Inc., an independent mutual fund performance monitor.                                                            (continued)

TAX-FREE CASH RESERVE PORTFOLIO

o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
Board reviewed the structure of the          Board considered the benefits realized by    determining whether to continue the
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions    Advisory Agreement for the Fund, the
Agreement, noting that it includes one       executed through "soft dollar"               Board considered the fact that AIM, along
breakpoint. The Board reviewed the level     arrangements. Under these arrangements,      with others in the mutual fund industry,
of the Fund's advisory fees, and noted       brokerage commissions paid by other funds    is subject to regulatory inquiries and
that such fees, as a percentage of the       advised by AIM are used to pay for           litigation related to a wide range of
Fund's net assets, have decreased as net     research and execution services. This        issues. The Board also considered the
assets increased because the Advisory        research may be used by AIM in making        governance and compliance reforms being
Agreement includes a breakpoint. The         investment decisions for the Fund. The       undertaken by AIM and its affiliates,
Board concluded that the Fund's fee          Board concluded that such arrangements       including maintaining an internal
levels under the Advisory Agreement          were appropriate.                            controls committee and retaining an
therefore reflect economies of scale and                                                  independent compliance consultant, and
that it was not necessary to change the      o AIM's financial soundness in light of      the fact that AIM has undertaken to cause
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered       the Fund to operate in accordance with
advisory fee schedule.                       whether AIM is financially sound and has     certain governance policies and
                                             the resources necessary to perform its       practices. The Board concluded that these
o Investments in affiliated money market     obligations under the Advisory Agreement,    actions indicated a good faith effort on
funds. Not applicable because the Fund       and concluded that AIM has the financial     the part of AIM to adhere to the highest
does not invest in affiliated money          resources necessary to fulfill its           ethical standards, and determined that
market funds.                                obligations under the Advisory Agreement.    the current regulatory and litigation
                                                                                          environment to which AIM is subject
o Independent written evaluation and         o Historical relationship between the        should not prevent the Board from
recommendations of the Fund's Senior         Fund and AIM. In determining whether to      continuing the Advisory Agreement for the
Officer. The Board noted that, upon their    continue the Advisory Agreement for the      Fund.
direction, the Senior Officer of the         Fund, the Board also considered the prior
Fund, who is independent of AIM and AIM's    relationship between AIM and the Fund, as
affiliates, had prepared an independent      well as the Board's knowledge of AIM's
written evaluation in order to assist the    operations, and concluded that it was
Board in determining the reasonableness      beneficial to maintain the current
of the proposed management fees of the       relationship, in part, because of such
AIM Funds, including the Fund. The Board     knowledge. The Board also reviewed the
noted that the Senior Officer's written      general nature of the non-investment
evaluation had been relied upon by the       advisory services currently performed by
Board in this regard in lieu of a            AIM and its affiliates, such as
competitive bidding process. In              administrative, transfer agency and
determining whether to continue the          distribution services, and the fees
Advisory Agreement for the Fund, the         received by AIM and its affiliates for
Board considered the Senior Officer's        performing such services. In addition to
written evaluation and the recommendation    reviewing such services, the trustees
made by the Senior Officer to the Board      also considered the organizational
that the Board consider implementing a       structure employed by AIM and its
process to assist them in more closely       affiliates to provide those services.
monitoring the performance of the AIM        Based on the review of these and other
Funds. The Board concluded that it would     factors, the Board concluded that AIM and
be advisable to implement such a process     its affiliates were qualified to continue
as soon as reasonably practicable.           to provide non-investment advisory
                                             services to the Fund, including
o Profitability of AIM and its               administrative, transfer agency and
affiliates. The Board reviewed               distribution services, and that AIM and
information concerning the profitability     its affiliates currently are providing
of AIM's (and its affiliates') investment    satisfactory non-investment advisory
advisory and other activities and its        services.
financial condition. The Board considered
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2005
(Unaudited)


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MUNICIPAL NOTES-99.33%

ALABAMA-0.56%

Birmingham (City of)
  Public Educational
  Building Authority
  Student Housing (CHF
  UAB II LLC); VRD
  Series 2005 A RB
  (LOC-Regions Bank)
  2.77%, 07/01/37(b)(c)    --    VMIG-1    $ 6,000    $    6,000,000
--------------------------------------------------------------------
Mobile (City of)
  Infirmary Health
  System Special Care
  Facilities Financing
  Authority; Health
  System VRD Series 2000
  A RB (LOC-Regions
  Bank)
  2.75%, 01/01/25(b)(c)    --    VMIG-1      6,115         6,115,000
--------------------------------------------------------------------
Mobile (City of); Port
  City Medical Clinic
  Board (Infirmary
  Health); VRD Series
  1998 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 02/01/25(b)(d)    A-1   VMIG-1      6,670         6,670,000
====================================================================
                                                          18,785,000
====================================================================

ALASKA-0.48%

Alaska (State of)
  Industrial Development
  & Export Authority
  (Safeway Inc.
  Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank
  A.G.)
  2.80%,
  12/01/05(c)(e)(f)(s)     A-1     --        1,340         1,340,000
--------------------------------------------------------------------
North Slope (Borough
  of); Refunding
  Unlimited Tax Series
  2000 A GO (INS-MBIA
  Insurance Corp.)
  2.77%, 06/30/10(b)(d)   A-1+   VMIG-1     14,600        14,600,000
====================================================================
                                                          15,940,000
====================================================================

ARIZONA-0.53%

Casa Grande (City of)
  Industrial Development
  Authority (Center Park
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1      2,010         2,010,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of)
  Industrial Development
  Authority (Quail
  Gardens Apartments);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1    $ 1,785    $    1,785,000
--------------------------------------------------------------------
Phoenix (City of)
  Industrial Development
  Authority (Lynwood
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  1994 IDR (CEP-Federal
  Home Loan Bank of San
  Francisco)
  2.81%, 10/01/25(b)      A-1+     --        5,825         5,825,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (El Dorado
  Hospital); VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%,
  04/01/38(b)(c)(s)        --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (Tucson
  Electric Power
  Co.-Irvington Road
  Project); VRD Series
  1982 IDR (LOC-Credit
  Suisse)
  2.76%,
  10/01/22(b)(c)(s)        A-1   VMIG-1      2,000         2,000,000
====================================================================
                                                          17,620,000
====================================================================

ARKANSAS-0.06%

Pulaski (County of)
  Public Facilities
  Board (Health
  Facilities-Central
  Arkansas Radiation
  Therapy Inc. Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  07/01/08(b)(c)(g)        --      --        1,910         1,910,000
====================================================================

COLORADO-2.77%

Adams & Weld (Counties
  of) School District
  No. 27J Brighton;
  Unlimited Tax Series
  2004 GO (INS-Financial
  Guaranty Insurance
  Co.)
  2.50%, 12/01/05(d)       AAA     Aaa       1,950         1,967,647
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Art Museum
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 01/01/34(b)(c)   A-1+     --        2,150         2,150,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Seminary
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 07/01/34(b)(c)   A-1+     --      $ 1,000    $    1,000,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Cable
  Television Center &
  Museum Project); VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/06(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Jewish
  Federal Building
  Program); VRD Series
  2005 B-3 RB
  (LOC-National City
  Bank)
  2.81%, 12/01/34(c)(h)    --    VMIG-1      6,465         6,465,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Regis Jesuit High
  School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 12/01/33(b)(c)   A-1+     --        5,515         5,515,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Southeastern Baptist
  Theological Seminary);
  VRD Series 2005
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/25(b)(c)    --    VMIG-1      8,955         8,955,000
--------------------------------------------------------------------
Colorado (State of)
  General Fund; Series
  2005 TRAN
  4.00%, 06/27/06         SP-1+   MIG-1     10,000        10,098,368
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Arapahoe
  House Project); VRD
  Series 2004 A RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.82%, 04/01/24(b)(c)   A-1+     --        1,200         1,200,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Collinwood); Refunding
  VRD Series 2004 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --        4,130         4,130,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/15/30(b)(c)    A-1     --        9,615         9,615,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers);
  Refunding VRD Series
  2004 A RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --      $ 5,145    $    5,145,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  1997 RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/11(b)(c)   A-1+     --          750           750,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  2002 A RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/31(b)(c)   A-1+     --        3,400         3,400,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Craig
  Hospital Project);
  Refunding VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/20(b)(c)   A-1+     --        5,580         5,580,000
--------------------------------------------------------------------
Colorado (State of)
  Housing & Finance
  Authority (Winridge
  Apartments); Refunding
  Multi-Family VRD
  Series 1998 RB
  (CEP-Federal National
  Mortgage Association)
  2.75%, 02/15/28(b)      A-1+     --        1,615         1,615,000
--------------------------------------------------------------------
Colorado Springs (City
  of) (Pikes Peak Mental
  Health); VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 03/15/23(b)(c)   A-1+     --        3,510         3,510,000
--------------------------------------------------------------------
Concord (Metropolitan
  District of);
  Refunding &
  Improvement Unlimited
  Tax Series 2004 GO
  (LOC-Wells Fargo Bank,
  N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --        1,585         1,585,000
--------------------------------------------------------------------
Crystal Valley
  (Metropolitan)
  District No. 1; VRD
  Series 2004 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/34(b)(c)   A-1+     --        3,795         3,795,000
--------------------------------------------------------------------
Denver (City & County
  of) (Kentucky Circle
  Village Project); VRD
  Series 2000 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/29(b)(c)   A-1+     --        1,655         1,655,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Jefferson (County of)
  Section 14
  Metropolitan District;
  Refunding Unlimited
  Tax Series 2004 GO
  (LOC-U.S. Bank, N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --      $ 1,200    $    1,200,000
--------------------------------------------------------------------
Kipling Ridge (District
  of Metropolitan); VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 12/01/23(b)(c)   A-1+     --        3,725         3,725,000
--------------------------------------------------------------------
Lafayette (City of)
  Exempla Improvement
  District (Special
  Improvement No. 2-01);
  Refunding Special
  Assessment VRD Series
  2002 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.80%, 12/01/22(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------
Moffat (County of)
  (Colorado-Ute Electric
  Association); VRD
  Series 1984 PCR
  (INS-Ambac Assurance
  Corp.)
  2.84%, 07/01/10(b)(d)   A-1+   VMIG-1      1,485         1,485,000
--------------------------------------------------------------------
Westminster (City of)
  Economic Development
  Authority (North Huron
  Urban Renewal); VRD
  Series 2005 TAN
  (LOC-Depfa Bank PLC)
  2.78%,
  12/01/28(b)(c)(s)       A-1+   VMIG-1      2,950         2,950,000
--------------------------------------------------------------------
Westminster (City of)
  Water & Wastewater
  Utility Enterprise;
  VRD Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 12/01/22(b)(d)   A-1+   VMIG-1      1,415         1,415,000
====================================================================
                                                          92,006,015
====================================================================

CONNECTICUT-0.04%

Connecticut (State of)
  Development Authority
  (Central Vermont
  Public Service);
  Floating Rate Series
  1985 PCR (LOC-Citizens
  Bank of Pennsylvania)
  2.65%, 12/01/15(c)(j)   A-1+     --        1,400         1,400,000
====================================================================

DELAWARE-0.29%

Delaware (State of)
  Economic Development
  Authority (Hospital
  Billing); VRD Series
  1985 A RB (INS-Ambac
  Assurance Corp.)
  2.75%, 12/01/15(b)(d)    A-1   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

DELAWARE-(CONTINUED)

Delaware (State of)
  Economic Development
  Authority (Independent
  School Inc. Project);
  VRD Series 2003 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 07/01/33(b)(c)   A-1+     --      $ 8,250    $    8,250,000
====================================================================
                                                           9,750,000
====================================================================

DISTRICT OF
  COLUMBIA-0.71%

District of Columbia
  (American Library
  Association); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      3,175         3,175,000
--------------------------------------------------------------------
District of Columbia
  (American Psychology
  Association); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 03/01/28(b)(c)   A-1+     --        1,325         1,325,000
--------------------------------------------------------------------
District of Columbia
  (St. Coletta Public
  Charter); VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.75%, 05/01/35(b)(c)    --    VMIG-1      4,150         4,150,000
--------------------------------------------------------------------
District of Columbia
  (Resources for the
  Future Inc.); VRD
  Series 1998 RB
  (LOC-Wachovia Bank,
  N.A.) (Acquired
  08/01/05; Cost
  $2,025,000)
  2.80%,
  08/01/29(b)(c)(k)       A-1+     --        2,025         2,025,000
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 A GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.50%, 06/01/06(d)       AAA     Aaa       2,715         2,765,018
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 B GO (INS-Ambac
  Assurance Corp.)
  5.00%, 06/01/06(d)       AAA     Aaa       5,430         5,514,251
--------------------------------------------------------------------
Wachovia MERLOTs
  (District of Columbia
  Water & Sewer
  Authority); VRD Series
  2003 A12 RB (Acquired
  02/24/03; Cost
  $4,625,000)
  2.77%,
  10/01/17(b)(k)(l)        --    VMIG-1      4,625         4,625,000
====================================================================
                                                          23,579,269
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-8.57%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Escambia); Refunding
  Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  (Acquired 10/24/02;
  Cost $5,000,000)
  2.76%,
  10/01/10(b)(k)(l)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (Florida State
  Board of Education);
  Non-AMT VRD Series
  2004-48 RB (Acquired
  08/05/05; Cost
  $5,500,000)
  2.76%,
  06/01/12(b)(k)(l)        --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Broward (County of)
  School Board; VRD
  Series 2005 COP
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 07/01/21(b)(d)   A-1+   VMIG-1     14,000        14,000,000
--------------------------------------------------------------------
Cape Coral (City of);
  Commercial Paper Note
  Series 2005 (LOC-Bank
  of America, N.A.)
  2.65%, 04/04/06(c)      A-1+     --        4,900         4,900,000
--------------------------------------------------------------------
Capital Projects Finance
  Authority (Capital
  Projects Loan
  Program); VRD Series
  1997 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 08/01/17(b)(d)   A-1+     --          700           700,000
--------------------------------------------------------------------
Charlotte (County of);
  Utility Refunding VRD
  Series 2003 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.76%, 10/01/21(b)(d)   A-1+     --       38,500        38,500,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Commercial Paper
  Series 2005 C-2 RB
  (LOC-Bank of America,
  N.A.)
  2.67%, 11/21/05(c)      A-1+   VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Hospital Commercial
  Paper Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.55%, 10/18/05(c)      A-1+   VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Collier (County of)
  Industrial Development
  Authority (Redlands
  Christian Migrant
  Association Inc.); VRD
  Series 2001 IDR
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/26(b)(c)(g)        --      --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Dade (County of) (Youth
  Fair & Exposition
  Project); VRD Series
  1995 RB (LOC-SunTrust
  Bank) (Acquired
  08/15/05; Cost
  $6,500,000)
  2.75%,
  08/01/15(b)(c)(k)        --      Aa2     $ 6,500    $    6,500,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Carlos
  Albizu University
  Project); VRD Series
  2000 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/25(b)(c)(g)        --      --        9,200         9,200,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Florida
  Memorial College
  Project); VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  10/01/27(b)(c)(g)        --      --        1,195         1,195,000
--------------------------------------------------------------------
Dade (County of)
  Industrial Development
  Authority (Palmer
  Trinity Private School
  Project); VRD Series
  1999 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/19(b)(c)(g)        --      --        3,100         3,100,000
--------------------------------------------------------------------
Duval (County of)
  Housing Finance
  Authority (Sunbeam
  Road Apartments
  Project); Multi-Family
  Housing Refunding VRD
  Series 1997 RB
  (LOC-U.S. Bank, N.A.)
  2.76%, 07/01/25(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Agency
  (Huntington Place
  Apartments); Multi-
  Family Housing VRD
  Series 1985 GGG RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 12/01/13(b)      A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Island Club);
  Refunding Multi-Family
  Series 2001 J-A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 07/01/31(b)      A-1+     --        5,690         5,690,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Lakeside North);
  Refunding Multi-
  Family Mortgage VRD
  Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 06/01/34(b)      A-1+     --        2,630         2,630,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

Fort Lauderdale (City
  of) (Pine Crest Prep
  School Project); VRD
  Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 06/01/32(b)(d)    --      Aaa     $ 7,600    $    7,600,000
--------------------------------------------------------------------
Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System);
  Hospital VRD Series
  2003 A RB
  (LOC-SunTrust Bank)
  2.78%, 11/15/32(b)(c)   A-1+   VMIG-1     22,475        22,475,000
--------------------------------------------------------------------
Hillsborough (County of)
  Industrial Development
  Authority (Tampa
  Metropolitan Area YMCA
  Project); VRD Series
  2000 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  03/01/25(b)(c)(g)        --      --        5,550         5,550,000
--------------------------------------------------------------------
Jacksonville (City of)
  (Baptist Medical
  Center); Commercial
  Paper Series 2004 RB
  (LOC-Bank of America,
  N.A.)
  2.73%, 11/28/05(c)      A-1+     --       18,000        18,000,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (Samuel C.
  Taylor Foundation
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 02/20/01;
  Cost $2,600,000)
  2.80%,
  12/01/23(b)(c)(g)(k)     --      --        2,600         2,600,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (University
  of Florida
  Jacksonville
  Physicians, Inc.); VRD
  Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.79%, 06/01/22(b)(c)    --    VMIG-1     11,705        11,705,000
--------------------------------------------------------------------
Lee (County of)
  Industrial Development
  Authority (Shell Point
  Village Project);
  Health Care Facilities
  VRD Series 1999 B IDR
  (LOC-Bank of America,
  N.A.)
  2.74%, 11/01/29(b)(c)   A-1+     --        5,800         5,800,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Reedy Creek
  Improvement District);
  Floating Rate Trust
  Ctfs. Utility VRD
  Series 2005 1145 RB
  (Acquired 06/08/05;
  Cost $12,075,000)
  2.78%,
  10/01/19(b)(g)(k)(l)     --      --       12,075        12,075,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Florida Department of
  Environmental
  Protection); Floating
  Rate Trust Ctfs. VRD
  Series 2002-722 RB
  (Acquired 11/13/02;
  Cost $9,850,000)
  2.78%,
  07/01/22(b)(k)(l)        A-1     --      $ 9,850    $    9,850,000
--------------------------------------------------------------------
North Miami (City of)
  Educational Facilities
  (Miami Country Day
  School Project); VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  08/01/19(b)(c)(g)        --      --        1,650         1,650,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority (Adventist
  Health System/Sunbelt
  Inc.); VRD Series 1992
  RB (LOC-SunTrust Bank)
  2.78%, 11/15/14(b)(c)   A-1+   VMIG-1      1,735         1,735,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority
  (Presbyterian
  Retirement
  Communities, Inc.
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  11/01/28(b)(c)(g)(m)     --      --        4,996         4,996,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Central
  Florida Kidney Centers
  Project); VRD Series
  2000 IDR (LOC-SunTrust
  Bank)
  2.75%, 12/01/20(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Christian
  Prison Project); VRD
  Series 2003 A IDR
  (LOC-Regions Bank)
  2.79%, 02/01/23(b)(c)    --    VMIG-1      4,535         4,535,000
--------------------------------------------------------------------
Palm Beach (County of)
  Educational Facilities
  Authority (Atlantic
  College Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/31(b)(c)(g)        --      --        2,700         2,700,000
--------------------------------------------------------------------
Palm Beach (County of)
  School District; Sales
  Tax Commercial Paper
  Series 2005 Notes
  (LOC-Bank of America,
  N.A.)
  2.60%, 10/19/05(c)      A-1+     P-1      11,500        11,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Petersburg (City of)
  Health Facilities
  Authority (All
  Children's Hospital);
  Health Facilities VRD
  Series 2005 C RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 11/15/34(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Sunshine State
  Governmental Financing
  Commission; VRD Series
  1986 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 07/01/16(b)(d)    --    VMIG-1     25,455        25,455,000
--------------------------------------------------------------------
Tampa (City of) (Agency
  for Community
  Treatment DACCO
  Project); VRD Series
  2001 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  07/01/22(b)(c)(g)        --      --        4,910         4,910,000
====================================================================
                                                         284,851,000
====================================================================

GEORGIA-3.50%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Fulton Water & Sewer
  Revenue Bonds);
  Non-AMT VRD Series
  2004-15 Ctfs.
  (Acquired 10/12/04;
  Cost $9,995,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Atlanta (City of);
  Refunding Airport VRD
  Series 2005 RFB-2 RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 01/01/30(b)(d)   A-1+   VMIG-1     10,140        10,140,000
--------------------------------------------------------------------
Bartow (County of)
  School District;
  Unlimited Tax Series
  2003 GO
  3.00%, 11/01/05          AA+     --          950           950,667
--------------------------------------------------------------------
Bibb (County of)
  Development Authority
  (Baptist Village
  Project); Refunding &
  Improvement VRD Series
  1998 RB (LOC-SunTrust
  Bank)
  2.75%, 08/01/18(b)(c)    --      Aa2       1,900         1,900,000
--------------------------------------------------------------------
Burke (County of)
  Development Authority
  (Oglethorp Power
  Corp.); VRD Commercial
  Paper Series 2005 B
  PCR (INS-Ambac
  Assurance Corp.)
  2.43%, 10/19/05(d)      A-1+   VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Forsyth (County
  of) School District);
  VRD Unlimited Tax
  Series 2004-6 A GO
  (Acquired 10/20/04;
  Cost $2,975,000)
  2.79%,
  02/01/18(b)(k)(l)       A-1+     --        2,975         2,975,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of)
  Development Authority
  (Institute Nuclear
  Power Operations); VRD
  Series 1998 IDR
  (LOC-SunTrust Bank)
  (Acquired 06/29/05:
  Cost $6,330,000)
  2.80%,
  02/01/13(b)(c)(k)        --      Aa2     $ 6,330    $    6,330,000
--------------------------------------------------------------------
Cobb (County of)
  Development Authority
  (YMCA of Cobb County);
  VRD Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 12/01/25(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Dahlonega (City of)
  Downtown Development
  Authority (North
  Georgia Student
  Housing Project);
  Student Housing VRD
  Series 2001 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.73%, 06/01/28(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
DeKalb (County of)
  Private Hospital
  Authority (ESR
  Children's Health
  System, Inc.); VRD
  Series 1998 RAN
  (LOC-SunTrust Bank)
  2.75%, 12/01/28(b)(c)   A-1+   VMIG-1      4,685         4,685,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Georgia);
  VRD Series 2000-1001
  Class C COP (Acquired
  07/26/00: Cost
  $20,000,000)
  2.79%,
  07/01/15(b)(k)(l)       A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
Fayette (County of)
  Development Authority
  (Catholic Education of
  North Georgia, Inc.
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.75%, 04/01/28(b)(c)   A-1+     --        3,010         3,010,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Arthritis Foundation
  Inc. Project); VRD
  Series 1996 RB
  (LOC-SunTrust Bank)
  (Acquired 08/16/05;
  Cost $2,265,000)
  2.80%,
  12/01/16(b)(c)(k)        --      Aa2       2,265         2,265,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Bridgeway Foundation
  for Education
  Project); Educational
  Facilities VRD Series
  2000 RB (LOC-Wachovia
  Bank, N.A.)
  2.80%, 06/01/15(b)(c)   A-1+     --        1,800         1,800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of)
  Development Authority
  (Mount Vernon
  Presbyterian School);
  VRD Series 2005 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 08/01/35(b)(c)    --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Gainesville (City of)
  Redevelopment
  Authority (Riverside
  Military Project);
  Educational Facilities
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.75%, 12/01/25(b)(c)    --    VMIG-1      1,840         1,840,000
--------------------------------------------------------------------
Gwinnett (County of)
  Development Authority
  (Greater Atlanta
  Christian Schools,
  Inc. Project); VRD
  Series 1998 RB
  (LOC-SunTrust Bank)
  (Acquired 06/30/05;
  Cost $3,800,000)
  2.80%,
  04/01/18(b)(c)(k)        --      Aa2       3,800         3,800,000
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Atlanta (City of)
  Water & Wastewater);
  VRD Series 2004 520 RB
  (Acquired 04/20/05;
  Cost $24,995,000)
  2.79%,
  05/01/12(b)(k)(l)        A-1     --       24,995        24,995,000
--------------------------------------------------------------------
LaGrange (County of)
  Development Authority
  (LaGrange College
  Project); VRD Series
  2001 RB (LOC-SunTrust
  Bank)
  2.75%, 06/01/31(b)(c)    --    VMIG-1      4,985         4,985,000
--------------------------------------------------------------------
Smyrna (City of)
  Hospital Authority
  (Ridgeview Institute
  Inc. Project); VRD
  Series 2002 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.80%, 11/01/27(b)(c)    --    VMIG-1      2,060         2,060,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Dalton); Utilities
  VRD Series 2003 A02 RB
  (Acquired 08/25/04;
  Cost $4,825,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      4,825         4,825,000
====================================================================
                                                         116,555,667
====================================================================

HAWAII-1.12%

Eagle Tax Exempt Trust
  (State of Hawaii); VRD
  Series 2000-1101 COP
  (Acquired 01/11/01;
  Cost $6,000,000)
  2.79%,
  12/01/16(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

HAWAII-(CONTINUED)

Merrill Lynch P-Floats
  (State of Hawaii);
  Unlimited Tax VRD
  Series 2005 PT-2864 GO
  (Acquired 09/07/05;
  Cost $27,270,000)
  2.79%,
  07/01/18(b)(k)(l)        --    VMIG-1    $27,270    $   27,270,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Hawaii); Unlimited
  Tax VRD Series 2003
  A16 GO (Acquired
  02/27/03; Cost
  $3,875,000)
  2.77%,
  07/01/18(b)(k)(l)        --    VMIG-1      3,875         3,875,000
====================================================================
                                                          37,145,000
====================================================================

IDAHO-1.21%

Custer (County of)
  Pollution Control
  (Amoco Oil Co.-
  Standard Oil Industry
  Project); VRD Series
  1983 RB
  2.45%,
  10/01/05(e)(f)(s)       A-1+     Aa1      23,000        23,000,000
--------------------------------------------------------------------
Idaho (State of);
  Unlimited Tax Series
  2005 GO TAN
  4.00%, 06/30/06         SP-1+   MIG-1     15,000        15,146,979
--------------------------------------------------------------------
Magic Valley Healthcare
  System Inc. (Magic
  Valley Regional
  Medical Center
  Project); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/21(b)(c)    --    VMIG-1      2,040         2,040,000
====================================================================
                                                          40,186,979
====================================================================

ILLINOIS-14.97%

ABN AMRO Munitops Ctfs.
  Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-34 Ctfs.
  (Acquired 11/15/01;
  Cost $10,000,000)
  2.78%,
  07/01/07(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Aurora (City of)
  Economic Development
  (Aurora University);
  VRD Series 2004 RB
  (LOC-Harris N.A.)
  2.78%, 03/01/35(b)(c)    --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois
  Sales Tax); VRD Series
  1998-25 A RB (Acquired
  08/26/99; Cost
  $10,000,000)
  2.81%,
  03/15/07(b)(k)(l)        A-1     Aa2      10,000        10,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 A
  RB (Acquired 05/06/02;
  Cost $10,130,000)
  2.81%,
  06/05/14(b)(k)(l)        A-1     --      $10,130    $   10,130,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (University of
  Illinois); VRD Series
  2005-10 A RB (Acquired
  04/27/05; Cost
  $3,405,000)
  2.79%,
  04/01/19(b)(k)(l)       A-1+     --        3,405         3,405,000
--------------------------------------------------------------------
Chicago (City of) Board
  of Education;
  Unlimited Tax Series
  2000 D GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 03/01/32(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Chicago (City of);
  Unlimited Tax Series
  2002 B GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 01/01/37(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Chicago (City of); VRD
  Limited Tax Obligation
  Tender Series 2004 GO
  (LOC-State Street Bank
  & Trust Co.)
  2.20%,
  12/08/05(c)(e)(i)       SP-1+   MIG-1      7,000         7,000,000
--------------------------------------------------------------------
Cook (County of)
  (Catholic Theological
  Union Project); VRD
  Series 2005 RB
  (LOC-Harris N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Cook (County of) High
  School District No.
  201 (J. Sterling
  Morton Township);
  School Limited Tax
  Series 2004 GO
  (INS-Financial
  Security Assurance
  Inc.)
  4.38%, 12/01/05(d)       --      Aaa       5,000         5,018,086
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago Park
  District); Unlimited
  Tax VRD Series
  2002-1306 A COP
  (Acquired 05/02/02;
  Cost $5,500,000)
  2.79%,
  01/01/29(b)(k)(l)       A-1+     --        5,500         5,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago
  Public Building
  Commission); VRD
  Series 2003-0015 A COP
  (Acquired 05/14/03;
  Cost $2,800,000)
  2.79%,
  12/01/14(b)(k)(l)       A-1+     --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
  (City of Chicago Water
  & Sewer); VRD Series
  2001-1308 COP
  (Acquired 12/12/01;
  Cost $8,655,000)
  2.79%,
  11/01/26(b)(k)(l)       A-1+     --      $ 8,655    $    8,655,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01;
  Cost $4,950,000)
  2.90%,
  01/01/35(b)(k)(l)       A-1+     --        4,950         4,950,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (County of Cook
  Regional
  Transportation
  Authority); VRD Series
  2000-1303 COP
  (Acquired 03/26/01;
  Cost $19,000,000)
  2.79%,
  07/01/23(b)(k)(l)       A-1+     --       19,000        19,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  Unlimited Tax VRD
  Series 2003-0023 A COP
  (Acquired 06/12/03;
  Cost $3,775,000)
  2.79%,
  06/01/15(b)(k)(l)       A-1+     --        3,775         3,775,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  VRD Series 2000-1304
  COP (Acquired
  06/27/00; Cost
  $7,340,000)
  2.79%,
  06/01/21(b)(k)(l)       A-1+     --        7,340         7,340,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons
  Project); VRD Series
  1996 RB (LOC-Northern
  Trust Co.)
  2.80%,
  08/01/26(b)(c)(m)       A-1+     --        7,913         7,913,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (BAPS Inc.
  Project); VRD Series
  2002 RB (LOC-Comerica
  Bank)
  2.77%, 06/01/17(b)(c)    A-1     --        7,935         7,935,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (British
  Home for Retired Men &
  Women); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.)
  2.76%, 11/01/27(b)(c)    A-1     --        8,740         8,740,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Chicago
  Shakespeare Theater
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  09/24/03; Cost
  $4,100,000)
  2.76%,
  01/01/19(b)(c)(k)        A-1     --        4,100         4,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Embers
  Elementary School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  11/04/03; Cost
  $2,215,000)
  2.77%,
  04/01/32(b)(c)(k)        A-1     --      $ 2,215    $    2,215,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Institute
  of Gas Technology
  Project); VRD Series
  1999 IDR (LOC-Harris
  N.A.)
  2.86%, 09/01/24(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Lyric Opera
  Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust
  Co., Harris N.A.,
  JPMorgan Chase Bank)
  2.78%, 12/01/28(b)(c)   A-1+   VMIG-1     49,800        49,800,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Mount
  Carmel High School
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      5,600         5,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (North Shore
  Country Day School);
  VRD Series 2003 RB
  (LOC-Northern Trust
  Co.)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      2,825         2,825,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Oak Park
  Residence Corp.
  Project); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  01/29/03; Cost
  $2,975,000)
  2.76%,
  07/01/41(b)(c)(k)        A-1     --        2,975         2,975,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Sacred
  Heart Schools
  Project); VRD Series
  2003 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (St. Paul's
  House Project); VRD
  Series 1995 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/01/25(b)(c)    A-1     --        1,265         1,265,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Uhlich
  Childrens Home
  Project); VRD Series
  2002 IDR (LOC-JPMorgan
  Chase Bank)
  2.78%, 10/01/33(b)(c)    --    VMIG-1    $ 1,200    $    1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (West
  Central Illinois
  Educational Project);
  VRD Series 2002 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/32(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Arts Club
  of Chicago); VRD
  Series 1996 RB
  (LOC-Northern Trust
  Co.)
  2.78%, 01/01/26(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Aurora
  University); VRD
  Cultural Pooled
  Financing Series 1998
  RB (LOC-Bank of
  America, N.A.)
  2.76%, 03/01/28(b)(c)   A-1+     --        6,570         6,570,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Blackburn
  University); Cultural
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 07/01/29(b)(c)   A-1+     --        4,385         4,385,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Chicago
  Childrens Museum); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 02/01/28(b)(c)    A-1   VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Columbia
  College Chicago); VRD
  Series 2000 RB
  (LOC-Harris N.A.)
  2.75%, 06/01/30(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Dominican
  University); VRD
  Series 2000 B RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  10/01/30(b)(c)(s)        --    VMIG-1      9,400         9,400,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Field
  Museum National
  History); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.78%, 11/01/32(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Museum of
  Science & Industry);
  VRD Series 1992 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 10/01/26(b)(c)    --    VMIG-1    $ 3,250    $    3,250,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (National
  Louis University); VRD
  Series 1999 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 06/01/29(b)(c)   A-1+     --        9,200         9,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (University
  Pooled Financing
  Program); VRD Series
  1985 RB (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 12/01/05(b)(d)    A-1   VMIG-1      3,045         3,045,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority; Pooled
  Financing Commercial
  Paper Notes Series
  2005 (LOC-Northern
  Trust Co.)(c)
  2.43%, 10/12/05         A-1+     --       15,000        15,000,000
--------------------------------------------------------------------
  2.43%, 10/13/05         A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
  2.53%, 10/24/05         A-1+     --       15,200        15,200,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Illinois Institute of
  Technology); VRD
  Series 2004 RB
  (LOC-Harris N.A.)
  2.77%, 12/01/24(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Jewish Charities);
  VRD Series 2005 A RAN
  (LOC-Harris N.A.)
  2.80%, 06/30/06(b)(c)   A-1+     --        7,745         7,745,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Joan W. & Irving B.
  Dance Project); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 03/01/40(b)(c)    --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Kohl Children's
  Museum); VRD Series
  2004 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/34(b)(c)    --    VMIG-1      2,680         2,680,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Lake Forest Country
  Day); VRD Series 2005
  RB (LOC-Northern Trust
  Co.)
  2.77%, 07/01/35(b)(c)    --    VMIG-1      3,250         3,250,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Finance Authority
  (Mercy Alliance
  Project); VRD Series
  2005 RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 02/15/35(b)(c)    --    VMIG-1    $ 7,000    $    7,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (North Park University
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.81%, 07/01/35(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Richard H. Driehaus
  Museum); VRD Series
  2005 RB (LOC-Northern
  Trust Co.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      2,900         2,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Sunshine Through Golf
  Foundation Project);
  VRD Series 2004 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 11/01/24(b)(c)    A-1     --        2,100         2,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Bensenville
  Home Society); VRD
  Series 1989 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 02/15/19(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Franciscan
  Eldercare Service);
  VRD Series 2001 RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --       10,615        10,615,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Park Plaza
  Center); Multi-Family
  VRD Series 1996 RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 09/15/20(b)(c)    A-1     --        5,700         5,700,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Peace
  Memorial Ministries);
  VRD Series 2003 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/15/33(b)(c)    A-1     --        9,675         9,675,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (St. Lukes
  Medical Center); VRD
  Series 1998 B RB
  (INS-MBIA Insurance
  Corp.)
  2.77%, 11/15/23(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority; Revolving
  Fund Pooled VRD Series
  1985 C RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 08/01/15(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Housing Development
  Authority (Lakeshore
  Plaza); Multi-Family
  Housing Series 2000 A
  RB (INS-MBIA Insurance
  Corp.)
  2.77%, 07/01/27(b)(d)   A-1+   VMIG-1    $ 9,625    $    9,625,000
--------------------------------------------------------------------
JPMorgan PUTTERs (City
  of Chicago Park
  District); VRD Limited
  Tax Series 2005 974 GO
  (Acquired 07/06/05;
  Cost $1,100,000)
  2.79%,
  01/01/13(b)(k)(l)        A-1     --        1,100         1,100,000
--------------------------------------------------------------------
Lombard (City of)
  (Clover Creek
  Apartments Project);
  VRD Multi-Family
  Housing Series 2000 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 12/15/30(b)      A-1+     --       14,855        14,855,000
--------------------------------------------------------------------
McCook (City of)
  (Illinois Saint Andrew
  Society); VRD Series
  1996 A RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
  VRD Series 1996 B RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Orland Hills (City of);
  Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/14(b)(c)    A-1     --        2,470         2,470,000
--------------------------------------------------------------------
Quincy (City of)
  (Blessing Hospital
  Project); VRD Series
  2004 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/15/33(b)(c)   A-1+   VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Lake County
  Joint Action Water
  Agency); VRD Series
  2003 B18 RB (Acquired
  02/19/03; Cost
  $9,720,000)
  2.77%,
  05/01/20(b)(k)(l)        --    VMIG-1      9,720         9,720,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago Board of
  Education); VRD
  Unlimited Tax Series
  2000 A4 GO (Acquired
  11/12/03; Cost
  $4,845,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      4,845         4,845,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (City
  of Chicago Emergency
  Telephone System); VRD
  Limited Tax Series
  2002 A44 GO (Acquired
  08/02/02; Cost
  $7,835,000)
  2.77%,
  01/01/20(b)(k)(l)        --    VMIG-1    $ 7,835    $    7,835,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago); VRD
  Limited Tax Series
  2000 A12 GO (Acquired
  08/26/99; Cost
  $10,000,000)
  2.77%,
  01/01/23(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD Series
  2001 A93 RB (Acquired
  10/10/01; Cost
  $7,250,000)
  2.77%,
  07/01/27(b)(k)(l)        --    VMIG-1      7,250         7,250,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD
  Unlimited Tax Series
  2002 A41 GO (Acquired
  07/25/02; Cost
  $17,730,000)
  2.77%,
  06/01/17(b)(k)(l)        --    VMIG-1     17,730        17,730,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County); VRD Unlimited
  Tax Series 2003 B11 GO
  (Acquired 01/29/03;
  Cost $6,995,000)
  2.77%,
  11/15/25(b)(k)(l)        --    VMIG-1      6,995         6,995,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Regional
  Transportation
  Authority); VRD Series
  2001 A69 RB (Acquired
  11/09/04; Cost
  $11,745,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1     11,745        11,745,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Illinois); VRD
  Unlimited Tax Series
  2001 A124 GO (Acquired
  11/26/01; Cost
  $7,890,000)
  2.77%,
  11/01/26(b)(k)(l)        A-1     --        7,890         7,890,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of
  Illinois); VRD Series
  2000 S GO (Acquired
  03/20/00; Cost
  $14,400,000)
  2.77%,
  04/01/30(b)(k)(l)        --    VMIG-1     14,400        14,400,000
====================================================================
                                                         497,716,086
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-3.43%

ABN AMRO Munitops Ctfs.
  Trust (Township of
  Wayne, County of
  Marion School Building
  Corp.); Multi-State
  Non-AMT VRD Series
  2003-27 RB (Acquired
  11/12/03; Cost
  $13,795,000)
  2.78%,
  07/15/11(b)(k)(l)        --    VMIG-1    $13,795    $   13,795,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Indiana (State
  of) Transportation
  Finance Authority);
  Highway VRD Series
  2004-5 A RB (Acquired
  10/21/04; Cost
  $2,000,000)
  2.79%,
  12/01/18(b)(k)(l)       A-1+     --        2,000         2,000,000
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Advance Funding
  Program Series 2005 A
  RN
  3.25%, 01/26/06         SP-1+   MIG-1     24,850        24,916,543
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Midyear Funding
  Program Series 2005 A
  RN
  3.50%, 01/27/06         SP-1+   MIG-1     18,000        18,056,051
--------------------------------------------------------------------
Indiana (State of)
  Development Finance
  Authority (Indiana
  Historical Society,
  Inc. Project); VRD
  Educational Facilities
  Series 1996 RB
  (LOC-JPMorgan Chase
  Bank) (Acquired
  07/25/05; Cost
  $2,210,000)
  2.78%,
  08/01/31(b)(c)(k)       A-1+     --        2,210         2,210,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facilities
  Financing Authority
  (Golden Years
  Homestead); VRD Series
  2002 A RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 06/01/25(b)(c)   A-1+     --        6,500         6,500,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facility
  Financing Authority
  (Community Hospitals
  Project); VRD Hospital
  Series 2000 A RB
  (LOC-Bank of America,
  N.A.)
  2.75%,
  07/01/28(b)(c)(m)       A-1+     --        9,815         9,815,000
--------------------------------------------------------------------
Indiana (State of)
  Municipal Power
  Agency; Refunding
  Power Supply System
  VRD Series 1998 A RB
  (LOC-Toronto-Dominion
  Bank)
  2.75%,
  01/01/18(b)(c)(s)        A-1   VMIG-1      6,400         6,400,000
--------------------------------------------------------------------
Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Refunding VRD Series
  2002 F-1 RB (INS-MBIA
  Insurance Corp.)
  2.76%, 02/01/20(b)(d)   A-1+     --      $ 4,500    $    4,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-(CONTINUED)

Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Series 2005 F RN
  4.00%, 01/06/06         SP-1+    --        9,500         9,534,151
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Merrillville (City
  of) Multi School
  Building Corp.); VRD
  Series 2005 923 RB
  (Acquired 06/09/05;
  Cost $4,775,000)
  2.79%,
  01/15/13(b)(k)(l)        A-1     --        4,775         4,775,000
--------------------------------------------------------------------
Purdue University
  (Student Fee);
  University Series 1996
  M RB
  6.00%, 07/01/13(e)(o)    AA      Aa1       1,950         2,031,652
--------------------------------------------------------------------
Wachovia MERLOTs (County
  of Porter Jail
  Building Corp.); VRD
  Series 2001 A58 RB
  (Acquired 11/12/03;
  Cost $9,405,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      9,405         9,405,000
====================================================================
                                                         113,938,397
====================================================================

IOWA-1.01%

Iowa (State of) Finance
  Authority (Morningside
  College Project);
  Private College
  Facility VRD Series
  2002 RB (LOC-U.S.
  Bank, N.A.)
  2.79%, 10/01/32(b)(c)   A-1+     --        2,055         2,055,000
--------------------------------------------------------------------
Iowa (State of) Finance
  Authority Retirement
  Community (Deerfield
  Retirement Community);
  VRD Series 2003 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/33(b)(c)    A-1     --       15,000        15,000,000
--------------------------------------------------------------------
Iowa (State of) Higher
  Education Loan
  Authority (Graceland
  Private College); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 02/01/33(b)(c)    --    VMIG-1      5,890         5,890,000
--------------------------------------------------------------------
Iowa (State of) School
  Cash Anticipation
  Program; Series 2005 B
  Wts. Ctfs.
  (INS-Financial
  Security Assurance
  Inc.)
  3.50%, 01/27/06(d)       --     MIG-1     10,700        10,740,544
====================================================================
                                                          33,685,544
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KANSAS-1.05%

Eagle Tax Exempt Trust
  (County of Wyandotte
  Unified Government
  Utility System); VRD
  Series 2004-0038 A COP
  (Acquired 09/08/04;
  Cost $5,000,000)
  2.79%,
  09/01/21(b)(k)(l)       A-1+     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Kansas (State of)
  Development Finance
  Authority (Deaconess
  Long Term Care);
  Health Facilities VRD
  Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 05/15/30(b)(c)    --    VMIG-1      4,280         4,280,000
--------------------------------------------------------------------
Leawood (City of);
  Unlimited Tax
  Temporary Notes Series
  2004-2 GO
  3.00%, 10/01/05          --     MIG-1     14,000        14,000,000
--------------------------------------------------------------------
Lenexa (City of) Health
  Care Facilities
  (Lakeview Village
  Inc.); VRD Series 2002
  B RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --        5,400         5,400,000
--------------------------------------------------------------------
Olathe (City of)
  Recreational
  Facilities (YMCA of
  Greater Kansas City
  Project); VRD Series
  2002 B RB (LOC-Bank of
  America, N.A.)
  2.80%, 11/01/18(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wichita (City of)
  Recreational
  Facilities (YMCA of
  Wichita Project); VRD
  Series 1998 XI RB
  (LOC-Bank of America,
  N.A.) (Acquired
  02/15/01; Cost
  $2,900,000)
  2.80%,
  08/01/09(b)(c)(k)       A-1+     --        2,900         2,900,000
====================================================================
                                                          35,080,000
====================================================================

KENTUCKY-0.83%

Ewing (City of) Kentucky
  Area Development
  District Financing
  Trust (Lease
  Acquisition Program);
  VRD Series 2000 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.85%, 06/01/33(b)(c)   A-1+     --        5,660         5,660,000
--------------------------------------------------------------------
Lexington (City of)
  Center Corp.; VRD
  Mortgage Series 2001 A
  RB (INS-Ambac
  Assurance Corp.)
  2.78%, 10/01/21(b)(d)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Newport (City of)
  Kentucky League of
  Cities Funding Trust;
  Lease Program VRD
  Series 2002 RB
  (LOC-U.S. Bank, N.A.)
  2.77%,
  04/01/32(b)(c)(m)        --    VMIG-1    $19,100    $   19,100,000
====================================================================
                                                          27,760,000
====================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust
  (City of New Orleans);
  VRD Series 2000-1801
  COP (Acquired
  10/10/00; Cost
  $6,000,000)
  2.79%,
  12/01/21(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------
Louisiana (State of)
  (University &
  Agriculture &
  Mechanical College
  Board); Refunding
  Auxiliary VRD Series
  2005 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 07/01/34(b)(d)    --    VMIG-1      7,645         7,645,000
--------------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority; Refunding
  Deep Water Port VRD
  Series 2003 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/14(b)(c)   A-1+     --        3,850         3,850,000
--------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (LSU Alumni
  Association Project);
  VRD Series 2001 RB
  (LOC-Regions Bank)
  2.78%, 03/01/16(b)(c)    --    VMIG-1      4,365         4,365,000
====================================================================
                                                          21,860,000
====================================================================

MAINE-0.46%

JPMorgan PUTTERs (State
  of Maine Turnpike
  Authority); VRD
  Turnpike Series 2004
  546 RB (Acquired
  10/28/04; Cost
  $1,795,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,795         1,795,000
--------------------------------------------------------------------
Maine (State of) Housing
  Authority; VRD
  Mortgage Series 2003
  E-1 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 11/15/30(b)(d)   A-1+   VMIG-1      4,400         4,400,000
--------------------------------------------------------------------
Maine (State of);
  Unlimited Tax Series
  2005 BAN
  4.00%, 06/22/06          --     MIG-1      9,100         9,187,861
====================================================================
                                                          15,382,861
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MARYLAND-0.89%

Baltimore (County of)
  (Blue Circle Inc.
  Project); Economic
  Development VRD Series
  1992 RB (LOC-BNP
  Paribas)
  2.88%,
  12/01/17(b)(c)(s)        --    VMIG-1    $ 7,900    $    7,900,000
--------------------------------------------------------------------
Frederick (County of)
  Retirement Community
  (Buckingham's Choice
  Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 01/01/27(b)(c)    A-1   VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Howard (County of)
  Economic Development
  (Norbel School Inc.
  Project); VRD Series
  2001 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 02/01/28(b)(c)    --    VMIG-1      4,785         4,785,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (Prologue Inc.
  Project); Economic
  Development VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.77%, 06/01/31(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (YMCA of Central
  Maryland Inc.
  Project); Economic
  Development VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 04/01/28(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Maryland Health &
  Higher Educational
  Facilities Authority);
  VRD Floating Rate
  Trust Ctfs. Series
  2003-829 RB (Acquired
  06/19/03; Cost
  $3,800,000)
  2.78%,
  08/15/38(b)(k)(l)        --    VMIG-1      3,800         3,800,000
====================================================================
                                                          29,485,000
====================================================================

MASSACHUSETTS-0.30%

Massachusetts (State of)
  Bay Transportation
  Authority (General
  Transportation
  System); Series 1996 A
  RB
  5.63%, 03/01/06(e)(o)    NRR     NRR       3,260         3,330,060
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Development Finance
  Agency (YMCA Greater
  Boston); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Massachusetts)
  2.77%, 11/01/34(b)(c)   A-1+     --      $ 6,500    $    6,500,000
====================================================================
                                                           9,830,060
====================================================================

MICHIGAN-4.25%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Michigan Building
  Authority); Non-AMT
  VRD Series 2003-35 RB
  (Acquired 09/29/05;
  Cost $10,595,000)
  2.77%,
  10/15/11(b)(k)(l)        --    VMIG-1     10,595        10,595,000
--------------------------------------------------------------------
Bruce (Township of)
  Hospital Finance
  Authority (Sisters
  Charity of St.
  Joseph); Health Care
  System VRD Series 1988
  A RB (INS-MBIA
  Insurance Corp.)
  2.65%,
  11/01/05(d)(e)(f)       A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Dearborn (City of)
  Economic Development
  Corp. (Henry Ford
  Village Inc. Project);
  VRD Limited Tax Series
  1998 IDR (LOC-Comerica
  Bank)
  2.82%,
  10/01/23(b)(c)(p)        --      --        8,300         8,300,000
--------------------------------------------------------------------
Detroit (City of), Water
  Supply System;
  Refunding Sr. Lien VRD
  Series 2003 D RB
  (INS-MBIA Insurance
  Corp.)
  2.78%, 07/01/33(b)(d)   A-1+   VMIG-1     31,845        31,845,000
--------------------------------------------------------------------
Eagle Tax-Exempt Trust
  (City of Detroit
  School District); VRD
  Unlimited Tax Series
  2002-6014 A GO
  (Acquired 11/06/02;
  Cost $7,105,000)
  2.79%,
  05/01/32(b)(k)(l)       A-1+     --        7,105         7,105,000
--------------------------------------------------------------------
Kalamazoo (County of)
  Economic Development
  Corp. (Heritage
  Community Project);
  Refunding VRD Limited
  Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.75%, 05/15/17(b)(c)   A-1+     --        6,140         6,140,000
--------------------------------------------------------------------
Kent (County of)
  Hospital Finance
  Authority (Butterworth
  Health System); Health
  Care Series 1996 RB
  5.63%, 01/15/06(e)(o)    AAA     Aaa       5,275         5,424,260
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of)
  Hospital Finance
  Authority
  (Metropolitan Hospital
  Project); Refunding
  VRD Series 2005 B RB
  (LOC-ABN AMRO Bank
  N.V.)
  2.81%,
  07/01/40(b)(c)(s)        A-1     --      $ 2,700    $    2,700,000
--------------------------------------------------------------------
Michigan (State of)
  Higher Educational
  Facilities Authority
  (Hope College);
  Refunding VRD Limited
  Tax Series 2004 GO
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 04/01/34(b)(c)    A-1     --        1,900         1,900,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Genesys
  Health System);
  Refunding Hospital
  Series 1995 A RB
  8.10%, 10/01/05(e)(o)    AAA     Aaa       2,000         2,040,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Holland
  Community Hospital);
  VRD Series 2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 01/01/34(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority (Local
  Government Loan
  Program); Series 2003
  C RB
  4.00%, 05/01/06          AA      Aa2       1,000         1,007,728
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority; Series 2005
  B-2 RN (LOC-JPMorgan
  Chase Bank)
  4.00%, 08/18/06(c)      SP-1+    --       10,000        10,091,669
--------------------------------------------------------------------
Michigan (State of)
  Strategic Fund (Van
  Andel Research
  Institute Project);
  Limited Tax VRD Series
  1997 RB (LOC-LaSalle
  Bank N.A.)
  2.78%, 11/01/27(b)(c)    A-1     --        4,500         4,500,000
--------------------------------------------------------------------
Oakland (County of)
  Economic Development
  Corp. (Rochester
  College Project); VRD
  Limited Obligation
  Series 2001 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%,
  08/01/21(b)(c)(m)        --    VMIG-1      6,700         6,700,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2001 A112 RB
  (Acquired 10/13/01;
  Cost $4,885,000)
  2.77%,
  07/01/32(b)(k)(l)        --    VMIG-1      4,885         4,885,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2003 B41 RB
  (Acquired 07/09/03;
  Cost $8,995,000)
  2.77%,
  07/01/26(b)(k)(l)        --    VMIG-1    $ 8,995    $    8,995,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Water
  Supply System); VRD
  Series 2000 D RB
  (Acquired 01/21/00;
  Cost $10,000,000)
  2.77%,
  07/01/29(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Michigan Hospital
  Finance Authority);
  VRD Series 1997 X RB
  (Acquired 12/12/03;
  Cost $15,000,000)
  2.77%,
  08/15/24(b)(k)(l)        --    VMIG-1     15,000        15,000,000
====================================================================
                                                         141,228,657
====================================================================

MINNESOTA-3.45%

JPMorgan PUTTERs (State
  of Minnesota Public
  Facilities Authority);
  VRD Drinking Water
  Series 2002-319 COP
  (Acquired 07/31/03;
  Cost $13,970,000)
  2.79%,
  03/01/21(b)(k)(l)        A-1     --       13,970        13,970,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (Bethel College); VRD
  Series 2004 Five-V RB
  (LOC-Allied Irish
  Banks plc)
  2.82%,
  06/01/34(b)(c)(s)        --    VMIG-1      2,250         2,250,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (University of St.
  Thomas); VRD Series
  2004 Five-Z RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 10/01/29(b)(c)    --    VMIG-1      9,600         9,600,000
--------------------------------------------------------------------
Rochester (City of)
  Health Care Facilities
  (Mayo Foundation);
  Commercial Paper
  Notes, Adjustable
  Tender
  Series 1988 F
  2.65%, 10/06/05         A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
  Series 2000 A
  2.63%, 11/07/05         A-1+     --       16,000        16,000,000
--------------------------------------------------------------------
  Series 2000 B
  2.65%, 10/06/05         A-1+     --       20,500        20,500,000
--------------------------------------------------------------------
  Series 2001 D
  2.63%, 11/07/05         A-1+   VMIG-1     15,000        15,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of)
  Housing &
  Redevelopment
  Authority (Science
  Museum of Minnesota);
  VRD Series 1997 A RB
  (LOC-U.S. Bank, N.A.)
  2.78%, 05/01/27(b)(c)    --    VMIG-1    $17,560    $   17,560,000
====================================================================
                                                         114,880,000
====================================================================

MISSISSIPPI-0.87%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Mississippi
  Development
  Board-Jackson Water &
  Sewer); Multi-State
  Non-AMT VRD Series
  2002-22 Ctfs.
  (Acquired 09/10/03;
  Cost $9,995,000)
  2.78%,
  09/01/10(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of
  Mississippi); VRD
  Unlimited Tax Series
  2002-6018 A COP
  (Acquired 11/20/02;
  Cost $3,200,000)
  2.79%,
  11/01/22(b)(k)(l)       A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Jackson (City of);
  Refunding Unlimited
  Tax Series 2005 GO
  (INS-Ambac Assurance
  Corp.)
  3.00%, 10/01/05(d)       AAA     Aaa       1,055         1,055,000
--------------------------------------------------------------------
Mississippi (State of)
  Business Finance Corp.
  (St. Andrew Episcopal
  Day Project); VRD
  Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.79%,
  07/01/25(b)(c)(s)        --    VMIG-1      3,800         3,800,000
--------------------------------------------------------------------
Mississippi (State of)
  Development Bank
  Special Obligation
  (Wilkinson County
  Correction Facility);
  VRD Series 2005 B RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 08/01/16(b)(d)   A-1+     --       11,000        11,000,000
====================================================================
                                                          29,050,000
====================================================================

MISSOURI-0.75%

Missouri (State of)
  Development Finance
  Board (Association of
  Municipal Lease
  Financing Program);
  Commercial Paper Notes
  Series 2005 (LOC-U.S.
  Bank, N.A.)
  2.72%, 10/26/05(c)       --      P-1      10,599        10,599,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of)
  Development Finance
  Board (Center of
  Creative Arts
  Project); Cultural
  Facilities VRD Series
  2004 RB (LOC-National
  City Bank)
  2.80%, 07/01/24(b)(c)    --    VMIG-1    $ 2,200    $    2,200,000
--------------------------------------------------------------------
Platte (County of)
  Industrial Development
  Authority (Southern
  Platte County Athletic
  Assoc. Inc.);
  Recreational
  Facilities VRD Series
  2005 A RB (LOC-Bank of
  America, N.A.)
  2.77%, 10/01/25(b)(c)    --    VMIG-1      2,140         2,140,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Friendship
  Village of South
  County);
  VRD Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/21(b)(c)    A-1     --        5,615         5,615,000
--------------------------------------------------------------------
  VRD Series 2002 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/22(b)(c)    A-1     --        2,915         2,915,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Whitfield
  School Inc.);
  Educational Facilities
  Refunding VRD Series
  2004 B IDR (LOC-U.S.
  Bank, N.A.)
  2.80%, 06/15/24(b)(c)   A-1+     --        1,500         1,500,000
====================================================================
                                                          24,969,000
====================================================================

MONTANA-0.33%

Montana (State of)
  Facility Finance
  Authority (Mission
  Ridge Project); VRD
  Series 2002 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%,
  08/01/27(b)(c)(g)(m)     --      --       11,115        11,115,000
====================================================================

NEBRASKA-1.33%

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,995         5,995,000
--------------------------------------------------------------------
  VRD Series 1985 B RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      3,590         3,590,000
--------------------------------------------------------------------
  VRD Series 1985 D RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,865         5,865,000
--------------------------------------------------------------------
  VRD Series 1985 E RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1     28,635        28,635,000
====================================================================
                                                          44,085,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEVADA-0.17%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Washoe); Refunding VRD
  Limited Tax Series
  2001-24 Single Asset
  Trust Ctfs. (Acquired
  06/21/01; Cost
  $5,500,000)
  2.78%,
  07/01/09(b)(k)(l)        --    VMIG-1    $ 5,500    $    5,500,000
====================================================================

NEW HAMPSHIRE-0.39%

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-772 RB
  (Acquired 01/22/03;
  Cost $5,475,000)
  2.79%,
  01/01/17(b)(k)(l)        A-1     --        5,475         5,475,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-866 RB
  (Acquired 10/23/03;
  Cost $7,485,000)
  2.79%,
  08/15/21(b)(k)(l)        A-1     --        7,485         7,485,000
====================================================================
                                                          12,960,000
====================================================================

NEW MEXICO-0.11%

New Mexico (State of)
  Finance Authority
  (University of New
  Mexico Health Sciences
  Center Project); VRD
  Cigarette Tax Series
  2004 B RB (INS-MBIA
  Insurance Corp.)
  2.78%, 04/01/19(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
New Mexico (State of)
  Hospital Equipment
  Loan Council (Dialysis
  Clinic Inc. Project);
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.82%, 07/01/25(b)(c)    --    VMIG-1      2,000         2,000,000
====================================================================
                                                           3,500,000
====================================================================

NEW YORK-2.23%

ABN AMRO Munitops Ctfs.
  Trust (Triborough
  Bridge & Tunnel
  Authority); Non-AMT
  VRD Series 2002-31
  Ctfs. (Acquired
  03/24/04; Cost
  $16,000,000)
  2.76%,
  11/15/10(b)(k)(l)        --    VMIG-1     16,000        16,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEW YORK-(CONTINUED)

New York (City of)
  (Subseries E-3); VRD
  Unlimited Tax Series
  2005 E GO (LOC-Bank of
  America, N.A.)
  2.75%, 08/01/34(b)(c)   A-1+   VMIG-1    $58,200    $   58,200,000
====================================================================
                                                          74,200,000
====================================================================

NORTH CAROLINA-2.40%

Charlotte (City of);
  Commercial Paper
  Series 2005 BAN GO
  2.65%, 01/11/06         A-1+     --        4,700         4,700,000
--------------------------------------------------------------------
  2.70%, 04/04/06         A-1+     --        7,600         7,600,000
--------------------------------------------------------------------
  2.92%, 05/09/06         A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency (Barton
  College); Educational
  Facilities VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 07/01/19(b)(c)    --    VMIG-1      5,325         5,325,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Canterbury School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 08/01/22(b)(c)    --    VMIG-1        580           580,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Capital Area YMCA
  Project); VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.76%,
  05/01/22(b)(c)(g)        --      --       13,500        13,500,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Fayetteville
  University); Student
  Housing Facilities VRD
  Series 2001 RB (LOC-
  Wachovia Bank N.A.)
  2.75%, 11/01/33(b)(c)   A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Greensboro College
  Project); Educational
  Facilities VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  09/01/27(b)(c)(g)        --      --        9,285         9,285,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Guilford College);
  Capital Facilities VRD
  Series 2005 B RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 09/01/35(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State
  of) Medical Care
  Commission (Lutheran
  Services for Aging);
  Health Care Facilities
  VRD Series 1998 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.75%, 03/01/28(b)(c)    A-1   VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Pooled
  Equipment Financing
  Project); Hospital VRD
  Series 1985 ACES RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/25(b)(d)    A-1   VMIG-1      5,200         5,200,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission
  (Southeastern Regional
  Medical Center);
  Hospital VRD Series
  2005 (LOC-Branch
  Banking & Trust Co.)
  2.77%, 06/01/37(b)(c)    --    VMIG-1      3,000         3,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Westcare
  Health System);
  Hospital VRD Series
  2002 A RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 09/01/22(b)(c)    --    VMIG-1      7,855         7,855,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission; Refunding
  First Mortgage Health
  Care Facilities VRD
  Series 2004 C RB
  (LOC-SunTrust Bank)
  2.77%, 11/01/27(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wachovia MERLOTs (North
  Carolina (State of)
  Eastern Municipal
  Power Agency); VRD
  Series 2005 A02 RB
  (Acquired 04/12/05;
  Cost $7,140,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1      7,140         7,140,000
====================================================================
                                                          79,985,000
====================================================================

OHIO-2.84%

Akron, Bath & Copley
  (Townships of) Joint
  Township Hospital
  District (Summa Health
  Systems); Hospital
  Facilities VRD Series
  2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 11/01/34(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OHIO-(CONTINUED)

Cambridge (City of)
  Hospital Facilities
  (Regional Medical
  Center Project);
  Refunding &
  Improvement VRD Series
  2001 RB (LOC-National
  City Bank)
  2.78%, 12/01/21(b)(c)    --    VMIG-1    $10,790    $   10,790,000
--------------------------------------------------------------------
Centerville (City of)
  (Bethany Lutheran
  Village Project);
  Health Care VRD Series
  1994 RB (LOC-National
  City Bank)
  2.79%, 11/01/13(b)(c)    --    VMIG-1      2,905         2,905,000
--------------------------------------------------------------------
Cuyahoga (County of)
  Health Care Facilities
  (Judson Retirement
  Community); Refunding
  VRD Series 2000 RB
  (LOC-National City
  Bank)
  2.77%, 11/15/19(b)(c)    A-1     --        3,735         3,735,000
--------------------------------------------------------------------
Franklin (County of)
  Health Care Facilities
  (First Community
  Village); Refunding &
  Improvement VRD Series
  2005 RB (LOC-Sovereign
  Bank, KBC Bank N.V.)
  2.77%,
  03/01/36(b)(c)(s)       A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Lakewood (City of);
  Limited Tax Series
  2005 BAN GO
  3.50%, 06/15/06          --     MIG-1      4,000         4,020,121
--------------------------------------------------------------------
Lorain (County of) (EMH
  Regional Medical
  Center Project);
  Hospital Facilities
  VRD Series 2001 RB
  (LOC-National City
  Bank)
  2.82%,
  05/01/26(b)(c)(p)        --      --       14,730        14,730,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 1997 B RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/28(b)(d)   A-1+   VMIG-1     19,100        19,100,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 2002 B RB
  (LOC-Fifth Third Bank)
  2.77%, 12/01/27(b)(c)    --    VMIG-1      6,800         6,800,000
--------------------------------------------------------------------
Marion (County of)
  (Pooled Lease
  Program); Hospital
  Improvement VRD Series
  1990 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 08/01/20(b)(c)   A-1+     --        1,245         1,245,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
OHIO-(CONTINUED)

Middleburg Heights (City
  of) (Southwest General
  Health); Hospital
  Improvement VRD Series
  1997 RB (LOC-Fifth
  Third Bank)
  2.77%, 08/15/22(b)(c)   A-1+     --      $ 5,230    $    5,230,000
--------------------------------------------------------------------
Montgomery (County of)
  (St. Vincent DePaul
  Society); Limited
  Obligation VRD Series
  1996 RB (LOC-National
  City Bank)
  2.78%, 12/01/10(b)(c)    A-1     --        1,560         1,560,000
--------------------------------------------------------------------
Solon (City of); Series
  2004 BAN
  2.75%, 12/01/05(p)       --      --        3,000         3,003,322
--------------------------------------------------------------------
Summit (County of) Port
  Authority (Lawrence
  School Project); VRD
  Series 2005 RB
  (LOC-Fifth Third Bank)
  2.68%,
  08/01/30(b)(c)(g)        --      --        8,475         8,475,000
--------------------------------------------------------------------
Upper Arlington (City
  of); Street
  Improvement Limited
  Tax Series 2005 BAN GO
  3.00%, 01/10/06          --     MIG-1      1,802         1,806,063
--------------------------------------------------------------------
Youngstown (City of)
  Local School District;
  Classroom Facilities &
  School Improvement
  Unlimited Tax Series
  2005 GO (INS-Financial
  Security Assurance
  Inc.)
  3.00%, 12/01/05(d)       AAA     Aaa       1,000         1,001,281
====================================================================
                                                          94,400,787
====================================================================

OKLAHOMA-1.67%

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks
  Apartments Projects);
  Refunding Multi-Family
  Housing VRD Series
  2000 RB (CEP-Federal
  National Mortgage
  Association)
  2.77%, 07/15/30(b)(m)   A-1+     --       27,695        27,695,000
--------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (Capitol
  Dome Project); VRD
  Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.85%, 06/01/11(b)(c)   A-1+     --        2,910         2,910,000
--------------------------------------------------------------------
Oklahoma (State of)
  Water Resource Board
  Program; State Loan
  Program
  VRD Series 1995 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        6,690         6,690,000
--------------------------------------------------------------------
  VRD Series 1997 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        5,865         5,865,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of)
  Economic Development
  Authority (Oklahoma
  State University
  Foundation Phase III
  Project); Student
  Housing VRD Series
  2002 RB (INS-Ambac
  Assurance Corp.)
  2.78%, 07/01/32(b)(d)    --    VMIG-1    $10,000    $   10,000,000
--------------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (YMCA of Greater Tulsa
  Project); VRD Series
  1999 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.75%,
  05/01/19(b)(c)(g)        --      --        2,355         2,355,000
====================================================================
                                                          55,515,000
====================================================================

OREGON-0.08%

JPMorgan PUTTERs (City
  of Portland); Sewer
  System VRD Series 2004
  614 RB (Acquired
  12/02/04; Cost
  $1,600,000)
  2.79%,
  10/01/12(b)(k)(l)        --    VMIG-1      1,600         1,600,000
--------------------------------------------------------------------
Portland (City of)
  Housing Authority
  (Riverwood Project);
  Multi-Family Housing
  Series 1995 RB
  6.00%, 01/01/06(e)(o)    AAA     NRR       1,170         1,180,594
====================================================================
                                                           2,780,594
====================================================================

PENNSYLVANIA-5.34%

ABN AMRO Munitops Ctfs.
  Trust (City of Reading
  School District);
  Non-AMT VRD Series
  2003-20 Ctfs.
  (Acquired 03/02/05;
  Cost $4,225,000)
  2.78%,
  07/15/11(b)(g)(k)(l)     --      --        4,225         4,225,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2001-30
  Ctfs. (Acquired
  10/31/02; Cost
  $5,000,000)
  2.77%,
  09/01/09(b)(k)(l)        --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2003-24
  Ctfs. (Acquired
  03/08/04; Cost
  $16,500,000)
  2.77%,
  06/01/11(b)(k)(l)        --    VMIG-1     16,500        16,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 08/01/32(b)(c)    --    VMIG-1    $10,300    $   10,300,000
--------------------------------------------------------------------
Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2005 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 04/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Chartiers Valley
  (Community of)
  Industrial &
  Commercial Development
  Authority (Asbury
  Villas Project); VRD
  Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/30(b)(c)    A-1     --        7,160         7,160,000
--------------------------------------------------------------------
Chester (County of)
  Health & Educational
  Facilities Authority
  (Kendall-Crosslands
  Community Project);
  Retirement Community
  VRD Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  04/01/33(b)(c)(s)       A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Delaware (County of)
  Authority (Riddle
  Village Project);
  Refunding VRD Series
  2005 A RB
  (LOC-Sovereign Bank,
  Lloyds Bank)
  2.75%,
  06/01/36(b)(c)(s)       A-1+     --        8,230         8,230,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/17(b)(c)(s)       A-1+   VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/19(b)(c)(s)       A-1+   VMIG-1      3,400         3,400,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/20(b)(c)(s)       A-1+   VMIG-1      4,750         4,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Delaware Valley
  Regional); VRD Series
  2001-3801 COP
  (Acquired 06/04/01;
  Cost $8,900,000)
  2.78%,
  08/01/28(b)(k)(l)       A-1+     --        8,900         8,900,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Emmaus (City of) General
  Authority
  (Pennsylvania Loan
  Program); VRD Series
  2000 A RB
  (INS-Financial
  Security Assurance
  Corp.)
  2.78%, 03/01/30(b)(d)   A-1+     --      $ 2,450    $    2,450,000
--------------------------------------------------------------------
Franklin (County of)
  Industrial Development
  Authority
  (Chambersburg Hospital
  Obligated Group
  Projects); Health Care
  VRD Series 2000 IDR
  (INS-Ambac Assurance
  Corp.)
  2.85%, 12/01/24(b)(d)   A-1+     --        3,385         3,385,000
--------------------------------------------------------------------
Geisinger Authority
  (Geisinger Health
  System); Commercial
  Paper Notes Series
  2005
  2.47%, 10/05/05         A-1+   VMIG-1     30,000        30,000,000
--------------------------------------------------------------------
Lackawanna (County of);
  Unlimited Tax Series
  2004 B GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 10/15/29(b)(d)   A-1+     --       11,335        11,335,000
--------------------------------------------------------------------
Lehigh (County of)
  Industrial Development
  Authority (Allegheny
  Electric Coop. Inc.);
  Refunding
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  06/01/14(c)(j)(s)       A-1+     --          950           950,000
--------------------------------------------------------------------
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  10/01/14(c)(j)(s)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Luzerne (County of)
  Industrial Development
  Authority (Methodist
  Homes); VRD Series
  2003 IDR
  (LOC-Sovereign Bank,
  Bank of New York)
  2.81%, 02/01/29(b)(c)   A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Montgomery (County of)
  Higher Education &
  Health Authority (Holy
  Redeemer Health
  System); Health Care
  Series 1997 A RB
  (INS-Ambac Assurance
  Corp.)
  5.50%, 10/01/05(d)       AAA     Aaa       2,240         2,240,000
--------------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Peco);
  Refunding VRD Series
  1999 A PCR
  (LOC-Wachovia Bank,
  N.A.)
  2.76%, 10/01/30(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (Washington &
  Jefferson
  Development); VRD
  Series 2005 A RB
  (LOC-Sovereign Bank,
  UniCredito Italiano
  S.p.A.)
  2.79%,
  11/01/36(b)(c)(s)        --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (University
  Properties, Inc.
  Student Housing
  Project); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.77%, 08/01/35(b)(c)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Intergovernmental
  Cooperative Authority
  (Philadelphia
  Funding); Refunding
  Special Tax VRD Series
  2003 RB (INS-Ambac
  Assurance Corp.)
  2.76%, 06/15/22(b)(d)   A-1+   VMIG-1     15,500        15,500,000
--------------------------------------------------------------------
Philadelphia (City of)
  Authority for
  Industrial Development
  (Pennsylvania School
  for the Deaf); VRD
  Series 2002 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.80%, 11/01/32(b)(c)    --    VMIG-1      1,900         1,900,000
--------------------------------------------------------------------
Pottstown (Borough of)
  Authority (The Hill
  School Project);
  Educational Facilities
  VRD Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  08/01/32(b)(c)(s)        --    VMIG-1      1,400         1,400,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Scranton & County
  of Lackawanna Health &
  Welfare Authority);
  VRD Series 2002 A-18
  RB (Acquired 03/22/02;
  Cost $5,075,000)
  2.77%,
  03/01/15(b)(k)(l)        --    VMIG-1      5,075         5,075,000
--------------------------------------------------------------------
Wilkinsburg (City of)
  Joint Water Authority;
  Refunding Water Series
  2002 B RB
  (INS-Financial
  Security Assurance
  Inc.)
  4.25%, 03/15/06(d)       AAA     Aaa       1,065         1,072,954
====================================================================
                                                         177,552,954
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


SOUTH CAROLINA-2.59%

Charleston (County of)
  School District
  Development Corp.;
  Unlimited Tax Series
  2005 TAN GO (CEP-South
  Carolina State
  Department of
  Education)
  3.75%, 04/13/06          --     MIG-1    $17,265    $   17,373,562
--------------------------------------------------------------------
Cherokee (County of)
  (Newark Electronics
  Division); Industrial
  VRD Series 1985 RB
  (LOC-LaSalle Bank
  N.A.)
  2.76%, 12/01/15(b)(c)    A-1     --        6,500         6,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of South
  Carolina Public
  Service Authority);
  VRD Series 2000-4001 A
  COP (Acquired
  09/08/00; Cost
  $10,100,000)
  2.79%,
  01/01/22(b)(k)(l)       A-1+     --       10,100        10,100,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of South
  Carolina
  Transportation
  Infrastructure Bank);
  Floating Rate Trust
  Ctfs. VRD Series
  2002-728 RB (Acquired
  01/13/02; Cost
  $7,185,000)
  2.78%,
  11/15/02(b)(k)(l)        --    VMIG-1      7,185         7,185,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (Morris
  College Project); VRD
  Series 1997 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/30/02; Cost
  $2,100,000)
  2.80%,
  07/01/17(b)(c)(k)       A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (The
  Allen University
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 03/27/01;
  Cost $2,700,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
South Carolina (State
  of) Housing Finance &
  Development Authority
  (Spartanburg-Oxford
  Project); Refunding
  Multi-Family Rental
  Housing VRD 2001 A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 08/01/31(b)      A-1+     --        5,385         5,385,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Children's
  Home Project); VRD
  Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/23(b)(c)    --    VMIG-1    $ 3,365    $    3,365,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Piedmont
  Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  09/01/32(b)(c)(g)        --      --        3,900         3,900,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Catholic Diocese of
  South Carolina
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 07/23/02;
  Cost $2,840,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,840         2,840,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Hammond School
  Project); VRD Series
  2005 RB (LOC-Carolina
  First Bank, Wells
  Fargo Bank, N.A.)
  2.76%, 05/01/35(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Presbyterian Home of
  South Carolina
  Project); VRD Series
  2003 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.81%, 04/01/20(b)(c)   A-1+     --        4,360         4,360,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of South Carolina
  Public Service
  Authority); VRD Series
  2000 L RB (Acquired
  02/25/00; Cost
  $18,090,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1     18,090        18,090,000
====================================================================
                                                          85,998,562
====================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of)
  Health & Educational
  Facilities Authority
  (University of Sioux
  Falls); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 10/01/16(b)(c)   A-1+     --        2,960         2,960,000
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


TENNESSEE-3.32%

Clarksville (City of)
  Public Building
  Authority
  (Murfreesboro); Pooled
  Financing VRD Series
  1996 RB (LOC-SunTrust
  Bank) (Acquired
  06/30/05; Cost
  $2,800,000)
  2.75%,
  07/01/11(b)(c)(k)        --    VMIG-1    $ 2,800    $    2,800,000
--------------------------------------------------------------------
Clarksville (City of)
  Public Building
  Authority (Tennessee
  Municipal Bond Fund);
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  08/09/05; Cost
  $13,823,000)
  2.75%,
  06/01/29(b)(c)(k)(m)     --    VMIG-1     13,823        13,823,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chattanooga);
  VRD Series 2000-4202 A
  COP (Acquired
  10/10/00; Cost
  $14,040,000)
  2.79%,
  10/01/27(b)(k)(l)       A-1+     --       14,040        14,040,000
--------------------------------------------------------------------
Greeneville (City of)
  Industrial Development
  Board (Pet Inc.
  Project); Refunding
  VRD Series 1993 IDR
  (LOC-BNP Paribas)
  2.78%,
  05/01/13(b)(c)(s)        --      Aa2       2,050         2,050,000
--------------------------------------------------------------------
Jackson (City of) Energy
  Authority; Wastewater
  System VRD Series 2002
  RB (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 12/01/22(b)(d)    --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Knox (County of) Health
  Educational & Housing
  Facility Board
  (Volunteer Student
  Housing LLC Project);
  Student Housing VRD
  Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  09/01/34(b)(c)(s)        --    VMIG-1      7,000         7,000,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (City of
  Nashville & County of
  Davidson); Unlimited
  Tax VRD Series
  2003-871 GO (Acquired
  11/17/03; Cost
  $4,995,000)
  2.78%,
  10/15/10(b)(k)(l)        --    VMIG-1      4,995         4,995,000
--------------------------------------------------------------------
Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Health &
  Educational Facilities
  Board (Adventist
  Health System); VRD
  Series 1997 A RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/27(b)(c)   A-1+   VMIG-1      2,325         2,325,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Industrial
  Development Board
  (YMCA Projects); VRD
  Series 1998 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/11/05; Cost
  $5,935,000)
  2.75%,
  12/01/18(b)(c)(g)(k)     --      --      $ 5,935    $    5,935,000
--------------------------------------------------------------------
Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement); VRD
  Series 1995 A RB
  (INS-Ambac Assurance
  Corp.)
  2.77%,
  06/01/15(b)(d)(m)        --    VMIG-1      4,870         4,870,000
--------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  (INS-Ambac Assurance
  Corp.)
  2.77%, 06/01/06(b)(d)    --    VMIG-1        615           615,000
--------------------------------------------------------------------
  VRD Series 1997 I A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/22(b)(d)    --    VMIG-1      5,900         5,900,000
--------------------------------------------------------------------
  VRD Series 1997 II E-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/21(b)(d)    --    VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
  VRD Series 1997 II E-3
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/10(b)(d)    --    VMIG-1      1,285         1,285,000
--------------------------------------------------------------------
  VRD Series 1997 II E-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
  VRD Series 1997 II F-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,035         1,035,000
--------------------------------------------------------------------
  VRD Series 1997 II F-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/27(b)(d)    --    VMIG-1      2,210         2,210,000
--------------------------------------------------------------------
  VRD Series 1999 II A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/24(b)(d)    --    VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
  VRD Series 1999 II B-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/25(b)(d)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-1
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/35(d)(h)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-3
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/30(d)(h)    --    VMIG-1      5,850         5,850,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement);
  VRD Series 2005 V1 F-4
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/14(d)(h)    --    VMIG-1    $ 2,500    $    2,500,000
--------------------------------------------------------------------
Shelby (County of)
  Health, Educational &
  Housing Facilities
  Board (Memphis College
  Art Project); VRD
  Series 2003 RB
  (LOC-Regions Bank)
  2.79%, 08/01/23(b)(c)    --    VMIG-1      3,985         3,985,000
--------------------------------------------------------------------
Williamson (County of)
  Industrial Development
  Board (Currey Ingram
  Academy); Educational
  Facilities VRD Series
  2003 RB (LOC-SunTrust
  Bank)
  2.83%, 04/01/23(b)(c)    --    VMIG-1      2,400         2,400,000
====================================================================
                                                         110,468,000
====================================================================

TEXAS-10.78%

ABN AMRO Munitops Ctfs.
  Trust (City of Leander
  Independent School
  District); Unlimited
  Multi-State Non-AMT
  VRD Series 2002-16
  Ctfs. (Acquired
  08/20/03; Cost
  $5,395,000)
  2.78%,
  08/15/10(b)(k)(l)        --    VMIG-1      5,395         5,395,000
--------------------------------------------------------------------
Aldine (City of)
  Independent School
  District; Unlimited
  Tax School Building
  VRD Series 2003 GO
  (CEP-Texas Permanent
  School Fund)
  2.75%, 06/15/06(e)(q)   A-1+   VMIG-1      3,750         3,750,000
--------------------------------------------------------------------
Amarillo (City of)
  Health Facilities
  Corp. (Panhandle
  Pooled Health Care
  Loan Program); ACES
  VRD Series 1985 RB
  (LOC-BNP Paribas)
  2.85%,
  05/31/25(b)(c)(m)(s)     --    VMIG-1      6,633         6,633,000
--------------------------------------------------------------------
Austin (County of)
  Industrial Development
  Corp. (Justin
  Industries Inc.
  Project); VRD Series
  1984 IDR (LOC-JPMorgan
  Chase Bank)
  2.75%, 12/01/14(b)(c)    --      P-1       1,400         1,400,000
--------------------------------------------------------------------
Crawford (City of)
  Education Facilities
  Corp. (Prince Peace
  Christian School); VRD
  Series 2005 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.75%, 05/01/30(b)(c)   A-1+     --        5,825         5,825,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Crawford (City of)
  Education Facilities
  Corp. Package
  (University Parking
  System Project);
  Refunding VRD Series
  2004 A RB (LOC-BNP
  Paribas)
  2.84%,
  05/01/35(b)(c)(s)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston
  Airport); VRD Series
  2000-4307 COP
  (Acquired 11/15/00;
  Cost $15,750,000)
  2.79%,
  07/01/28(b)(k)(l)       A-1+     --       15,750        15,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  1997-4305 A COP
  (Acquired 04/27/99;
  Cost $14,005,000)
  2.79%,
  12/01/27(b)(k)(l)       A-1+     --       14,005        14,005,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  2002-6019 A COP
  (Acquired 11/13/02;
  Cost $8,910,000)
  2.79%,
  12/01/30(b)(k)(l)       A-1+     --        8,910         8,910,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2001-4305 COP
  (Acquired 05/08/01;
  Cost $7,390,000)
  2.79%,
  08/01/14(b)(k)(l)       A-1+     --        7,390         7,390,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2002-6012 A COP
  (Acquired 11/20/02;
  Cost $1,580,000)
  2.79%,
  08/15/30(b)(k)(l)       A-1+     --        1,580         1,580,000
--------------------------------------------------------------------
Grand Prairie (City of)
  Housing Finance Corp.
  (Lincoln Property
  Co.); Refunding
  Multi-Family Housing
  VRD Series 1993 RB
  (CEP-General Electric
  Corp.)
  2.83%, 06/01/10(b)      A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp. (St.
  Luke's Episcopal);
  Refunding VRD Series
  2005 A RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 02/15/32(b)(d)   A-1+   VMIG-1     13,000        13,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of)
  Health Facilities
  Development Corp.
  (Texas Children's
  Hospital Project);
  Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(r)       AAA     Aaa     $ 1,250    $    1,250,000
--------------------------------------------------------------------
Harris (County of)
  Hospital District;
  Sub. Lien Commercial
  Paper Series 2005 A RN
  (LOC-Bank of America,
  N.A.)
  2.45%, 10/17/05(c)      A-1+     --       11,251        11,251,000
--------------------------------------------------------------------
Harris (County of)
  Houston Texas Sports
  Authority (Rodeo); Jr.
  Lein VRD Series 2001 C
  RB (INS-MBIA Insurance
  Corp.)
  2.83%, 11/15/30(b)(d)   A-1+   VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
Harris (County of)
  Industrial Development
  Corp. (Baytank Houston
  Inc. Project);
  Refunding VRD Series
  1998 RB (LOC-Royal
  Bank of Canada)
  2.76%,
  02/01/20(b)(c)(s)       A-1+     --        1,600         1,600,000
--------------------------------------------------------------------
Hays (County of)
  Memorial Health
  Facilities Development
  Corp. (Central Texas
  Medical Center
  Project); Hospital VRD
  Series 1990 B RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/14(b)(c)   A-1+     --       10,200        10,200,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  2.70%,
  11/01/05(e)(f)(s)       A-1+     P-1      10,640        10,640,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO
  Project-Standard Oil
  Co.); VRD Series 1983
  PCR
  2.80%,
  03/01/06(e)(f)(s)       A-1+     --       12,775        12,775,000
--------------------------------------------------------------------
Houston (City of);
  Commercial Paper Notes
  Series 2005 D GO
  2.62%, 10/18/05          A-1     P-1       7,000         7,000,000
--------------------------------------------------------------------
  Series 2005 D GO
  2.65%, 11/15/05          A-1     P-1      17,000        17,000,000
--------------------------------------------------------------------
Houston (City of) Health
  Facilities Development
  Corp. (Buckingham
  Senior Living
  Project); Retirement
  Facility VRD Series
  2004 C RB (LOC-LaSalle
  Bank N.A.)
  2.76%,
  02/15/34(b)(c)(g)        --      --        1,100         1,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher
  Education Finance
  Corp. (Houston Baptist
  University); Higher
  Education Refunding
  VRD Series 2000 RB
  (LOC-JPMorgan Chase
  Bank)
  2.83%,
  07/01/20(b)(c)(g)        --      --      $ 3,565    $    3,565,000
--------------------------------------------------------------------
Houston (City of) Higher
  Education Finance
  Corp. (Tierwester
  Oaks); Housing VRD
  Series 2003 A RB
  (LOC-Bank of New York)
  2.67%, 03/01/33(c)(j)    --    VMIG-1     11,085        11,085,000
--------------------------------------------------------------------
Hunt (County of) Health
  Facilities Development
  Corp. (Universal
  Health Services
  Greenville); VRD
  Series 1985 IDR
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 10/01/15(b)(c)   A-1+     --        3,100         3,100,000
--------------------------------------------------------------------
JPMorgan PUTTERs (County
  of Bexar); Limited Tax
  VRD Series 2004 530 GO
  (Acquired 10/28/04;
  Cost $4,635,000)
  2.75%,
  06/15/12(b)(k)(l)        --    VMIG-1      4,635         4,635,000
--------------------------------------------------------------------
Kendleton (City of)
  Higher Education
  Finance Corp. (Dallas
  Theological Project);
  VRD Limited Tax
  Obligation Series 2003
  A RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 07/01/33(b)(c)   A-1+     --        1,300         1,300,000
--------------------------------------------------------------------
Lamar (County of)
  Consolidated
  Independent School
  District; Unlimited
  Tax Series 1999 GO
  (CEP-Texas Permanent
  School Fund)
  6.50%, 02/15/06          AAA     Aaa       1,240         1,257,678
--------------------------------------------------------------------
Lancaster (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series
  2002 GO (CEP-Texas
  Permanent
  School Fund)
  4.00%, 02/15/06          --      Aaa       1,005         1,010,251
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (City of Brazosport
  Independent School
  District); Refunding
  Unlimited Tax VRD
  Series 2003 PT-1690 GO
  (Acquired 02/20/03;
  Cost $4,868,000)
  2.79%,
  08/15/10(b)(k)(l)        --    VMIG-1      4,868         4,868,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Merrill Lynch P-Floats
  (County of Lamar
  Independent School
  District); Unlimited
  Tax VRD Series 2005
  PT-2860 GO (Acquired
  09/09/05; Cost
  $9,775,000)
  2.79%,
  02/15/25(b)(k)(l)        A-1     --      $ 9,775    $    9,775,000
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (Harris County
  Hospital District);
  VRD Series 2002 PT-665
  RB (Acquired 10/02/02;
  Cost $5,935,000)
  2.79%,
  08/15/08(b)(k)(l)        A-1     --        5,935         5,935,000
--------------------------------------------------------------------
Mesquite (City of)
  Health Facilities
  Development Corp.;
  Retirement Facility
  VRD Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/15/30(b)(c)    A-1     --        7,630         7,630,000
--------------------------------------------------------------------
Metropolitan Higher
  Education Authority
  (University of Dallas
  Project); Higher
  Education VRD Series
  1999 RB (LOC-JPMorgan
  Chase Bank)
  2.80%,
  05/01/19(b)(c)(g)        --      --        6,170         6,170,000
--------------------------------------------------------------------
Nueces (County of)
  Health Facilities
  Development Corp.
  (Driscoll Children's
  Foundation); Floating
  Rate Series 1985 RB
  (LOC-JPMorgan Chase
  Bank)
  2.82%, 07/01/15(b)(c)    --    VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Polly Ryon Hospital
  Authority (Polly Ryon
  Memorial Hospital);
  Hospital VRD Series
  2001 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/01/26(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Red River Authority
  (Southwestern Public
  Services); Refunding
  VRD Series 1996 PCR
  (INS-Ambac Assurance
  Corp.)
  2.78%, 07/01/16(b)(d)   A-1+   VMIG-1      3,350         3,350,000
--------------------------------------------------------------------
San Gabriel Health
  Facilities Development
  Corp. (YMCA of Greater
  Williamson County
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 04/01/26(b)(c)    --    VMIG-1      1,100         1,100,000
--------------------------------------------------------------------
Sherman (City of) Higher
  Education Finance
  Corp. (Austin College
  Project); Higher
  Education VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  01/01/18(b)(c)(m)       A-1+     --       12,188        12,188,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of);
  Unlimited Tax Series
  2005 TRAN GO
  4.50%, 08/31/06         SP-1+   MIG-1    $39,000    $   39,516,269
--------------------------------------------------------------------
Travis (County of);
  Limited Tax Series
  2005 Ctfs. GO
  2.75%, 03/01/06          AAA     Aaa       1,225         1,225,970
--------------------------------------------------------------------
University of Texas
  Board of Regents
  (Revenue Financing
  System); Commercial
  Paper Notes Series
  2005 A
  2.55%, 10/13/05          A-1     P-1      23,378        23,378,000
--------------------------------------------------------------------
  2.62%, 10/17/05          A-1     P-1       5,000         5,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Austin); VRD Series
  2000 A26 RB (Acquired
  11/09/04; Cost
  $9,230,000)
  2.11%,
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      9,230         9,230,000
--------------------------------------------------------------------
Wachovia MERLOTs (Harris
  County Toll Road); VRD
  Series 2003 B16 RB
  (Acquired 02/19/03;
  Cost $16,010,000)
  2.77%,
  08/15/25(b)(k)(l)        --    VMIG-1     16,010        16,010,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Jefferson County
  Health Facilities
  Development Corp.);
  VRD Series 2001 A83 RB
  (Acquired 11/18/03;
  Cost $3,565,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        3,565         3,565,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Southeast Texas
  Housing Finance
  Corp.); VRD Series
  2001 A18 RB (Acquired
  11/18/03; Cost
  $2,845,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        2,845         2,845,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of Texas);
  Refunding VRD Series
  2003 B14 RB (Acquired
  01/29/03; Cost
  $7,990,000)
  2.77%,
  08/15/22(b)(k)(l)        --    VMIG-1      7,990         7,990,000
====================================================================
                                                         358,483,168
====================================================================

UTAH-1.14%

Duchesne (County of)
  School District (Utah
  Municipal Building
  Authority); Lease VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 06/01/21(b)(c)   A-1+     --          900           900,000
--------------------------------------------------------------------
Eagle Mountain (City
  of); Gas & Electric
  VRD Series 2001 RB
  (LOC-BNP Paribas)
  2.74%,
  12/01/25(b)(c)(s)        --    VMIG-1      6,170         6,170,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

UTAH-(CONTINUED)

Merrill Lynch P-Floats
  (City of Murray
  Hospital); VRD Series
  2002 PA-1066 RB
  (Acquired 10/02/02;
  Cost $5,995,000)
  2.79%,
  05/15/22(b)(k)(l)        A-1     --      $ 5,995    $    5,995,000
--------------------------------------------------------------------
Salt Lake (County of)
  Housing Authority
  (Crossroads Apartments
  Project); Refunding
  Multi-Family VRD
  Series 2003 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 02/15/31(b)      A-1+     --        4,435         4,435,000
--------------------------------------------------------------------
Sanpete (County of)
  School Facility
  (Wasatch Academy); VRD
  Series 2003 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 08/01/28(b)(c)   A-1+     --          800           800,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Intermountain Power
  Agency); Power Supply
  VRD Series 2002 A59 RB
  (Acquired 10/23/02;
  Cost $6,880,000)
  2.77%,
  07/01/10(b)(k)(l)        --    VMIG-1      6,880         6,880,000
--------------------------------------------------------------------
Wasatch (County of)
  Jordanelle Special
  Service District
  (Tuhaye Project);
  Special Assignment VRD
  Series 2005 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 09/01/25(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
West Jordan (City of)
  (Broadmoor Village
  Apartments LLC
  Project); Refunding
  Multi-Family Housing
  VRD Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 12/01/34(b)      A-1+     --        9,675         9,675,000
====================================================================
                                                          37,855,000
====================================================================

VERMONT-0.13%

Vermont (State of)
  Industrial Development
  Authority (Central
  Vermont Public Service
  Corp.); Hydroelectric
  VRD Series 1984 IDR
  (LOC-Citizens Bank of
  Massachusetts)
  2.65%, 12/01/13(c)(j)   A-1+     --        1,755         1,755,000
--------------------------------------------------------------------
Vermont (State of)
  Student Assistance
  Corp.; Student Loan
  VRD Series 1985 RB
  (LOC-State Street Bank
  & Trust Co.)
  2.60%, 01/01/08(c)(j)    --    VMIG-1      2,640         2,640,000
====================================================================
                                                           4,395,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

VIRGINIA-0.35%

Rockingham (County of)
  Industrial Development
  Authority (Sunnyside
  Presbyterian Home);
  Residential Care
  Facility VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 12/01/33(b)(c)    A-1     --      $   750    $      750,000
--------------------------------------------------------------------
Staunton (City of);
  Commercial Paper
  Series 2005 A Notes
  (LOC-Bank of America,
  N.A.) 2.65%,
  10/21/05(c)              --    VMIG-1      7,850         7,850,000
--------------------------------------------------------------------
Winchester (City of)
  Industrial Development
  Authority
  (Westminster-Cantenbury);
  Residential Care
  Facility VRD Series
  2005 B IDR (LOC-Branch
  Banking & Trust Co.)
  2.77%, 01/01/35(b)(c)    --    VMIG-1      3,000         3,000,000
====================================================================
                                                          11,600,000
====================================================================

WASHINGTON-6.45%

ABN AMRO Munitops Ctfs.
  Trust (City of Seattle
  Municipal Light &
  Power); Multi-State
  Non-AMT VRD Series
  2002-12 Ctfs.
  (Acquired 05/25/04;
  Cost $9,755,000)
  2.78%,
  03/01/09(b)(k)(l)        --    VMIG-1      9,755         9,755,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (City of
  Seattle); Multi-State
  Non-AMT VRD Limited
  Tax Series 2003-7 GO
  Ctfs. (Acquired
  05/13/03; Cost
  $10,685,000)
  2.78%,
  07/01/10(b)(g)(k)(l)     --      --       10,685        10,685,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (County of
  Skagit Public Hospital
  District No. 1);
  Multi-State Non-AMT
  VRD Series 2004-37
  Ctfs. (Acquired
  04/08/05; Cost
  $5,235,000)
  2.78%,
  12/01/12(b)(k)(l)        --    VMIG-1      5,235         5,235,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (King County);
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01;
  Cost $10,000,000)
  2.78%,
  07/01/06(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Bremerton (City of)
  (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/28(b)(c)(g)        --      --        2,565         2,565,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust
  (State of Washington
  Public Power Supply
  Systems Project No.
  2); VRD Series
  1996-4703 A COP
  (Acquired 05/02/01;
  Cost $5,870,000)
  2.79%,
  07/01/11(b)(k)(l)       A-1+     --      $ 5,870    $    5,870,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Washington);
  VRD Series 1998-4701 A
  COP (Acquired
  07/20/00; Cost
  $14,400,000)
  2.79%,
  05/01/18(b)(k)(l)       A-1+     --       14,400        14,400,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper Notes
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     --       34,700        34,700,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper TRAN
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     P-1      16,800        16,800,000
--------------------------------------------------------------------
Everett (City of);
  Limited Tax VRD Series
  2001 GO (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/21(b)(c)(g)        --      --        2,600         2,600,000
--------------------------------------------------------------------
Issaquah (City of)
  Community Properties;
  VRD Special Revenue
  Series 2001 A RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/15/21(b)(c)    --    VMIG-1     10,150        10,150,000
--------------------------------------------------------------------
JPMorgan PUTTERs (State
  of Washington);
  Unlimited Tax VRD
  Series 2004 593 GO
  (Acquired 11/18/04;
  Cost $1,500,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
King (County of)
  Economic Enterprise
  Corp. (Puget Sound
  Blood Center Project);
  VRD Series 1998 RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 04/01/23(b)(c)    --    VMIG-1      3,700         3,700,000
--------------------------------------------------------------------
Lake Tapps Parkway
  Properties; Special
  Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank, N.A.)
  2.79%,
  12/01/19(b)(c)(m)        --    VMIG-1     11,800        11,800,000
--------------------------------------------------------------------
  VRD Series 1999 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 12/01/19(b)(c)    --    VMIG-1        800           800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Port of
  Seattle); VRD Series
  2002-739D RB (Acquired
  07/21/04; Cost
  $5,000,000)
  2.78%,
  09/01/20(b)(k)(l)        A-1     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Pierce (County of)
  Economic Development
  Corp. (Weyerhaeuser
  Real Estate); Special
  Revenue VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.79%, 01/01/27(b)(c)   A-1+   VMIG-1     12,705        12,705,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Bayview Manor
  Project); Low Income
  Housing Assistance VRD
  Series 1994 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 05/01/19(b)(c)   A-1+     --        2,225         2,225,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Pioneer Human
  Services Project);
  Refunding VRD Series
  1995 RB (LOC-U.S.
  Bank, N.A.)
  2.78%, 12/01/15(b)(c)   A-1+     --        2,295         2,295,000
--------------------------------------------------------------------
Seattle (Port of)
  Industrial Development
  Corp. (Sysco Food
  Services of Seattle,
  Inc. Project);
  Refunding VRD Series
  1994 IDR
  2.83%, 11/01/25(b)(m)   A-1+   VMIG-1      4,891         4,891,000
--------------------------------------------------------------------
Snohomish (County of)
  Housing Authority
  (Ebey Arms Centerhouse
  Project); Refunding
  Housing VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/34(b)(c)(g)        --      --        6,245         6,245,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Puget Sound
  Regional Transit
  Authority); Sales Tax
  & Motor VRD Series
  2001 A46 RB (Acquired
  11/12/03; Cost
  $6,265,000)
  2.11%
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      6,265         6,265,000
--------------------------------------------------------------------
Washington (State of)
  Economic Development
  Finance Authority
  (Seadrunar Recycling
  LLC Project); Economic
  Development VRD Series
  2000 E RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 08/01/25(b)(c)   A-1+     --        2,545         2,545,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of)
  Higher Education
  Facilities Authority
  (Cornish College Arts
  Project); VRD Series
  2003 A RB (LOC-Bank of
  America, N.A.)
  2.79%, 12/01/33(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Antioch
  University Project);
  Non-Profit Refunding
  VRD Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  3.00%,
  01/02/06(c)(e)(q)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Judson
  Park Project);
  Non-Profit Housing
  Refunding VRD Series
  2004 A RB (LOC-U.S.
  Bank, N.A.)
  2.75%,
  01/01/29(b)(c)(g)        --      --        9,970         9,970,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Nikkei
  Concerns Project);
  Non-Profit Housing VRD
  Series 1994 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/19(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (The
  Evergreen School
  Project); Non-Profit
  VRD Series 2002 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 07/01/28(b)(c)   A-1+     --        2,620         2,620,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (University
  Preparatory Academy
  Project); Non-Profit
  VRD Series 2000 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 07/01/30(b)(c)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (YMCA of
  Columbia-Willamette);
  Non-Profit Revenue VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.81%, 08/01/24(b)(c)   A-1+     --        2,200         2,200,000
====================================================================
                                                         214,651,000
====================================================================

WEST VIRGINIA-1.38%

West Virginia (State of)
  Hospital Finance
  Authority (Pallottine
  Health Services, Inc.
  Project); Refunding
  VRD Series 2003 A-1 RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 10/01/33(b)(c)    --    VMIG-1     45,945        45,945,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-3.45%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Central Brown Water
  Authority); Non-AMT
  VRD Series 2005-25
  Ctfs. RB (Acquired
  08/01/05; Cost
  $17,370,000)
  2.78%,
  12/01/13(b)(g)(k)(l)     --      --      $17,370    $   17,370,000
--------------------------------------------------------------------
West Allis (City of)
  (State Fair Park
  Exposition Center
  Inc.); VRD Series 2001
  RB (LOC-U.S. Bank,
  N.A.)
  2.80%, 08/01/28(b)(c)    --    VMIG-1      2,300         2,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Beaver Dam Community
  Hospitals Inc.); VRD
  Series 2004 B RB
  (LOC-U.S. Bank, N.A.)
  2.75%, 08/15/34(b)(c)   A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Eastcastle Place
  Inc.); VRD Series 2004
  C RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/34(b)(c)    A-1     --        7,000         7,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Felician Health Care
  Inc.); VRD Series 1994
  RB (LOC-JPMorgan Chase
  Bank)
  2.73%, 01/01/19(b)(c)   A-1+   VMIG-1      1,300         1,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Grace Lutheran
  Foundation Project);
  VRD Series 1999 RB
  (LOC-U.S. Bank, N.A.)
  (Acquired 09/12/05;
  Cost $1,555,000)
  2.77%,
  07/01/14(b)(c)(k)       A-1+     --        1,555         1,555,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mequon Jewish
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.80%, 07/01/28(b)(c)    --    VMIG-1      2,150         2,150,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  Pooled Loan VRD Series
  2003 I RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 06/01/23(b)(c)    --    VMIG-1      9,115         9,115,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  VRD Series 2003 C RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/15/23(b)(c)    --    VMIG-1    $ 6,900    $    6,900,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sinai Samaritan
  Medical Center Inc.);
  VRD Series 1994 A RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 09/01/19(b)(c)    A-1     --        5,350         5,350,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. John's Home);
  Pooled Loan VRD Series
  2003 J RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 07/01/23(b)(c)    --    VMIG-1      4,085         4,085,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Luke's Medical
  Center); VRD Series
  1987 RB (LOC-KBC Bank
  N.V.) (Acquired
  05/02/05; Cost
  $28,600,000)
  2.78%,
  12/01/17(b)(c)(k)(s)     A-1     --       28,600        28,600,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Mary's School);
  VRD Series 2004 RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/01/19(b)(c)    A-1     --        1,830         1,830,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Wheaton Franciscan
  Services); VRD Series
  2003 B RB (LOC-U.S.
  Bank, N.A.)
  2.75%, 08/15/33(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  School Districts Cash
  Flow Management
  Program; Series 2004
  B-1 COP
  3.50%, 11/01/05          --     MIG-1     15,000        15,015,757
====================================================================
                                                         114,570,757
====================================================================
TOTAL INVESTMENTS-99.33%
  (Cost
  $3,303,115,357)(t)(u)                                3,303,115,357
====================================================================
OTHER ASSETS LESS
  LIABILITIES-0.67%                                       22,402,040
====================================================================
NET ASSETS-100.00%                                    $3,325,517,397
____________________________________________________________________
====================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GAN      - Grant Anticipation Notes
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2005.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined intermittent intervals. Rate shown is the rate in effect on September 30, 2005.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $904,786,000, which represented 27.21% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(l) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities, at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $47,900,000 which represented 1.44% of the Fund's Net Assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2005.
(r) Secured by an escrow fund of U.S. Treasury obligations.
(s) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(t) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

    ENTITIES                                  PERCENTAGE
    --------                                  ----------
    Bank of America, N.A.                          11.74
    ----------------------------------------------------
    MBIA Insurance Corp.                           10.41
    ----------------------------------------------------
    Ambac Assurance Corp.                           8.27
    ----------------------------------------------------
    Financial Guaranty Insurance Co.                7.83
    ----------------------------------------------------
    Financial Security Assurance Inc.               7.27
    ----------------------------------------------------
    JPMorgan Chase Bank                             5.50
    ----------------------------------------------------
    Other Entities Less than 5%                    48.98
    ----------------------------------------------------

(u) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005
(Unaudited)

ASSETS:

Investments, at value (cost $3,303,115,357)   $3,303,115,357
------------------------------------------------------------
Cash                                              19,559,753
------------------------------------------------------------
Receivables for:
  Investments sold                                31,469,750
------------------------------------------------------------
  Interest                                        14,372,611
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               124,571
------------------------------------------------------------
Other assets                                         391,896
============================================================
  Total assets                                 3,369,033,938
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           36,453,534
------------------------------------------------------------
  Dividends                                        6,458,020
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 266,895
------------------------------------------------------------
Accrued distribution fees                            185,529
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            11,688
------------------------------------------------------------
Accrued transfer agent fees                           47,420
------------------------------------------------------------
Accrued operating expenses                            93,455
============================================================
    Total liabilities                             43,516,541
============================================================
Net assets applicable to shares outstanding   $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,325,571,149
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (53,752)
============================================================
                                              $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,032,584,812
____________________________________________________________
============================================================
Private Investment Class                      $  237,198,044
____________________________________________________________
============================================================
Personal Investment Class                     $   22,060,091
____________________________________________________________
============================================================
Cash Management Class                         $  576,433,214
____________________________________________________________
============================================================
Reserve Class                                 $   56,503,137
____________________________________________________________
============================================================
Resource Class                                $  360,738,338
____________________________________________________________
============================================================
Corporate Class                               $   39,999,761
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,032,557,929
____________________________________________________________
============================================================
Private Investment Class                         237,187,523
____________________________________________________________
============================================================
Personal Investment Class                         22,057,280
____________________________________________________________
============================================================
Cash Management Class                            576,441,853
____________________________________________________________
============================================================
Reserve Class                                     56,501,337
____________________________________________________________
============================================================
Resource Class                                   360,741,734
____________________________________________________________
============================================================
Corporate Class                                   40,000,000
____________________________________________________________
============================================================
  Net asset value, and offering and
    redemption price per share for each
    class                                     $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $42,305,322
=========================================================================

EXPENSES:

Advisory fees                                                   3,576,382
-------------------------------------------------------------------------
Administrative services fees                                      303,081
-------------------------------------------------------------------------
Custodian fees                                                     73,459
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        580,920
-------------------------------------------------------------------------
  Personal Investment Class                                        72,084
-------------------------------------------------------------------------
  Cash Management Class                                           307,216
-------------------------------------------------------------------------
  Reserve Class                                                    77,930
-------------------------------------------------------------------------
  Resource Class                                                  362,510
-------------------------------------------------------------------------
  Corporate Class                                                     756
-------------------------------------------------------------------------
Transfer agent fees                                               294,204
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          61,948
-------------------------------------------------------------------------
Other                                                             373,586
=========================================================================
    Total expenses                                              6,084,076
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,322,847)
=========================================================================
    Net expenses                                                4,761,229
=========================================================================
Net investment income                                          37,544,093
=========================================================================
Net realized gain from investment securities                        8,154
=========================================================================
Net increase in net assets resulting from operations          $37,552,247
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2005 and the year ended March 31, 2005 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2005              2005
==============================================================================================
OPERATIONS:

  Net investment income                                       $  37,544,093     $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 8,154            (60,974)
==============================================================================================
    Net increase in net assets resulting from operations         37,552,247         36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (24,508,875)       (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,307,622)        (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (164,871)           (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (6,641,809)        (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (110,191)           (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (3,752,146)        (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (58,579)                --
==============================================================================================
  Decrease in net assets resulting from distributions           (37,544,093)       (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (84,482,381)       163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                       40,581,356         46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      11,183,025            483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                        (148,687,730)       (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                  47,194,948         (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                 71,118,200         (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                40,000,000                 --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (23,092,582)       152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (23,084,428)       152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                           3,348,601,825      3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,325,517,397    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the six months ended September 30, 2005, AIM waived fees of $868,847.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended September 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $242.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2005, AIM was paid $303,081.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2005, AISI retained $266,125.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $290,460, $52,862, $245,773, $67,799, $290,008 and $756,
respectively, after FMC waived Plan fees of $290,460, $19,222, $61,443, $10,131, $72,502 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2005, the Fund engaged in securities purchases of $14,773,207 and sales of $194,014,926.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2005, the Fund paid legal fees of $6,053 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund did not borrow or lend under the facility during the six months ended September 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              SEPTEMBER 30, 2005(a)                     MARCH 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,037,160,746    $ 12,037,160,746     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 293,700,000         293,700,000        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 23,929,524          23,929,524         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,076,805,627       4,076,805,627      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            106,165,752         106,165,752        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,185,563,343       1,185,563,343      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        40,000,000          40,000,000                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       14,760,166          14,760,166         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,724,686           1,724,686          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     71,579              71,579              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,260,422           5,260,422          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 54,231              54,231             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,314,654           3,314,654          2,383,423           2,383,423
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,136,403,293)    (12,136,403,293)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (254,843,330)       (254,843,330)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (12,818,078)        (12,818,078)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,230,753,779)     (4,230,753,779)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (59,025,035)        (59,025,035)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,117,759,797)     (1,117,759,797)    (1,788,092,794)     (1,788,092,794)
=================================================================================================================================
                                                           (23,092,582)   $    (23,092,582)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 58% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                 CORPORATE CLASS
                                                                SEPTEMBER 8, 2005
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                  SEPTEMBER 30,
                                                                      2005
---------------------------------------------------------------------------------
Net asset value, beginning of period                                 $  1.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.001
=================================================================================
Less distributions from net investment income                         (0.001)
=================================================================================
Net asset value, end of period                                       $  1.00
_________________________________________________________________________________
=================================================================================
Total return(a)                                                         0.15%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $40,000
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        0.25%(b)
---------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     0.30%(b)
_________________________________________________________________________________
=================================================================================
Ratio of net investment income to average net assets                    2.20%(b)
_________________________________________________________________________________
=================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $39,999,879.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

    E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec.. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Gerald J. Lewis                   Russell C. Burk                               AIM Investment Services, Inc.
Prema Mathai-Davis                Senior Vice President and Senior Officer      P.O. Box 4739
Lewis F. Pennock                                                                Houston, TX 77210-4739
Ruth H. Quigley                   Kevin M. Carome
Larry Soll                        Senior Vice President, Secretary and Chief    CUSTODIAN
Raymond Stickel, Jr.              Legal Officer                                 The Bank of New York
Mark H. Williamson                                                              2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer               COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

                                                                                                [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com               TFIT-SAR-2               Fund Management Company                    --Registered Trademark--

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                             Institutional Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)

                                          Semiannual Report o September 30, 2005

 SEMI                             [COVER IMAGE]
ANNUAL

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

  [1980-2005 25TH                            [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                              --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

                    This is the semiannual report on the performance of the
                    Institutional Class of the Tax-Free Cash Reserve Portfolio
    [GRAHAM         of Tax-Free Investments Trust, a money market fund investing
     PHOTO]         in short-term municipal bonds of the highest credit ratings.
                    The report covers the six-month reporting period ended
                    September 30, 2005.

                       The Tax-Free Cash Reserve Portfolio seeks to provide as
 ROBERT H. GRAHAM   high a level of tax-exempt income as is consistent with
                    preservation of capital and maintenance of liquidity. The
                    Portfolio invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities.
                    Liquidity is managed with daily and weekly variable-rate demand notes.

   [WILLIAMSON         Through a combination of short-term cash management
      PHOTO] vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive returns. The Portfolio maintained a relatively short
MARK H. WILLIAMSON  maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio continued to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                    ========================================     =====================================
                    DATA AS OF 9/30/05

                    YIELD                                        WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD      MONTHLY YIELD           RANGE DURING PERIOD     END OF PERIOD

                         2.45%               2.31%                  20-31 Days              24 Days

                    ========================================     =====================================

                    ==================================================================================
                    NET ASSETS AT END OF PERIOD

                    $2.0 BILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.

                    ==================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Despite some fluctuations, the economy continued to grow over the period. Gross domestic product (GDP) grew at an annualized rate of 3.3% in the second quarter of 2005 and an estimated 3.8% in the third quarter.

   Expansion was driven largely by consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. Crude oil prices broke records, and Hurricanes Katrina and Rita rattled consumer confidence late in the period. A sharp drop in consumer confidence in September followed a decline in retail sales for August, but the rest of the period (except May) had positive growth in retail sales.

   In response to evidence of economic growth, short-term interest rates continued to rise throughout the period. When the period began, the federal funds target rate was 2.75%. During the period, the Federal Reserve (the Fed) raised the target rate four times--each time by 25 basis points (0.25%)--bringing the rate to 3.75% on September 30, 2005. As a result of the Fed's actions, the yields on two-year Treasury notes and other short-term instruments rose gradually over the period, and the Fund's yield also rose.

   Because of the Fed's statements that accompany each rate increase, many market observers anticipated additional rate hikes might occur before the end of 2005.

TAX-FREE CASH RESERVE PORTFOLIO

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                         /s/ MARK H. WILLIAMSON
--------------------------                   ----------------------
Robert S. Graham                             Mark H. Williamson
Vice Chair & President,                      President,
Tax-Free Investments Trust                   A I M Advisors, Inc.

November 14, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=================================

PORTFOLIO COMPOSITION BY MATURITY   The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
IN DAYS, AS OF 9/30/05
1-7                    83.3%
8-14                    1.5
15-60                   6.9
61-120                  3.2
121-180                 1.0
181-240                 1.0
241+                    3.1
=================================


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                     DEAR AIM FUNDS SHAREHOLDERS:

                     As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

    [CROCKETT           At our most recent meeting in June 2005, your Board
      PHOTO]         approved voluntary fee reductions from A I M Advisors, Inc.
                     (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                        Our June meeting, which was the culmination of more than
BRUCE L. CROCKETT    two and one-half months of review and discussions, took
                     place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products
                     & Performance" and click on "Investment Advisory Agreement
                     Renewals.") The advisory agreement information about your Fund is also included in this semiannual report on Pages 5 and 6. I encourage you to review it.

                        Together with monitoring fund expenses, fund performance
                     is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                        Your Board has a well-defined process and structure for
                     monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                        At subcommittee meetings, held throughout the year, the
                     performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                        Be assured that your Board is working closely with the
                     management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                     Sincerely,

                     /s/ BRUCE L. CROCKETT
                     ----------------------------------
                     Bruce L. Crockett
                     Independent Chair
                     On Behalf of the Board of Trustees
                     AIM Funds

                     November 14, 2005

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values
                                                                                          and expenses may not be used to
As a shareholder of the Fund, you            The table below provides                     estimate the actual ending account
incur ongoing costs, including               information about actual account             balance or expenses you paid for
management fees and other Fund               values and actual expenses. You may          the period. You may use this
expenses. This example is intended           use the information in this table,           information to compare the ongoing
to help you understand your ongoing          together with the amount you                 costs of investing in the Fund and
costs (in dollars) of investing in           invested, to estimate the expenses           other funds. To do so, compare this
the Fund and to compare these costs          that you paid over the period.               5% hypothetical example with the 5%
with ongoing costs of investing in           Simply divide your account value by          hypothetical examples that appear
other mutual funds. The example is           $1,000 (for example, an $8,600               in the shareholder reports of the
based on an investment of $1,000             account value divided by $1,000 =            other funds.
invested at the beginning of the             8.6), then multiply the result by
period and held for the entire               the number in the table under the               Please note that the expenses
period April 1, 2005, through                heading entitled "Actual Expenses            shown in the table are meant to
September 30, 2005.                          Paid During Period" to estimate the          highlight your ongoing costs only.
                                             expenses you paid on your account            Therefore, the hypothetical
                                             during this period.                          information is useful in comparing
                                                                                          ongoing costs only, and will not
                                             HYPOTHETICAL EXAMPLE FOR                     help you determine the relative
                                             COMPARISON PURPOSES                          total costs of owning different
                                                                                          funds.
                                             The table below also provides
                                             information about hypothetical
                                             account values and hypothetical
                                             expenses based on the Fund's actual
                                             expense ratio and an assumed rate
                                             of return of 5% per year before
                                             expenses, which is not the Fund's
                                             actual return.

===================================================================================================================================

                                                                                           HYPOTHETICAL
                                                       ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING              ENDING            EXPENSES            ENDING            EXPENSES         ANNUALIZED
   SHARE             ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING       ACCOUNT VALUE       PAID DURING         EXPENSE
   CLASS               (4/01/05)           (9/30/05)(1)         PERIOD(2)          (9/30/05)          PERIOD(2)           RATIO

Institutional         $  1,000.00          $  1,011.30          $  1.11           $  1,023.97         $  1.12             0.22%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2005, through
    September 30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

===================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of Tax-Free            o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications     this rate (i) was lower than the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory         fee rates for one retail money market
Inc. ("AIM"). Based upon the                 services, the Board reviewed the              fund, and comparable to the advisory fee
recommendation of the Investments            qualifications of AIM's investment            rates for three institutional money
Committee of the Board, which is             personnel and considered such issues as       market funds (one of which has an
comprised solely of independent              AIM's portfolio and product review            "all-in" fee structure whereby AIM pays
trustees, at a meeting held on June 30,      process, AIM's legal and compliance           all of the fund's ordinary operating
2005, the Board, including all of the        function, AIM's use of technology, AIM's      expenses), advised by AIM with investment
independent trustees, approved the           portfolio administration function and the     strategies comparable to those of the
continuance of the advisory agreement        quality of AIM's investment research.         Fund; (ii) was lower than the advisory
(the "Advisory Agreement") between the       Based on the review of these and other        fee rates for a variable insurance fund
Fund and AIM for another year, effective     factors, the Board concluded that the         advised by AIM and offered to insurance
July 1, 2005.                                quality of services to be provided by AIM     company separate accounts with investment
                                             was appropriate and that AIM currently is     strategies comparable to those of the
   The Board considered the factors          providing satisfactory services in            Fund; (iii) was lower than the advisory
discussed below in evaluating the            accordance with the terms of the Advisory     fee rates for one offshore fund for which
fairness and reasonableness of the           Agreement.                                    an AIM affiliate serves as advisor with
Advisory Agreement at the meeting on                                                       investment strategies comparable to those
June 30, 2005 and as part of the Board's     o The performance of the Fund relative to     of the Fund; and (iv) was higher than the
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the      advisory fee rates for two unregistered
deliberations, the Board and the             performance of the Fund during the past       pooled investment vehicles, and
independent trustees did not identify        one, three and five calendar years            comparable to the advisory fee rates for
any particular factor that was               against the performance of funds advised      a third unregistered pooled investment
controlling, and each trustee attributed     by other advisors with investment             vehicle, for which an AIM affiliate
different weights to the various             strategies comparable to those of the         serves as advisor with investment
factors.                                     Fund. The Board noted that the Fund's         strategies comparable to those of the
                                             performance in such periods was at or         Fund. The Board noted that AIM has agreed
   One of the responsibilities of the        above the median performance of such          to waive fees and/or limit expenses of
Senior Officer of the Fund, who is           comparable funds. Based on this review,       the Fund, as discussed below. Based on
independent of AIM and AIM's affiliates,     the Board concluded that no changes           this review, the Board concluded that the
is to manage the process by which the        should be made to the Fund and that it        advisory fee rate for the Fund under the
Fund's proposed management fees are          was not necessary to change the Fund's        Advisory Agreement was fair and
negotiated to ensure that they are           portfolio management team at this time.       reasonable.
negotiated in a manner which is at arm's
length and reasonable. To that end, the      o The performance of the Fund relative to     o Fees relative to those of comparable
Senior Officer must either supervise a       indices. The Board reviewed the               funds with other advisors. The Board
competitive bidding process or prepare       performance of the Fund during the past       reviewed the advisory fee rate for the
an independent written evaluation. The       one, three and five calendar years            Fund under the Advisory Agreement. The
Senior Officer has recommended an            against the performance of the Lipper         Board compared effective contractual
independent written evaluation in lieu       Institutional Tax-Exempt Money Market         advisory fee rates at a common asset
of a competitive bidding process and,        Index.* The Board noted that the Fund's       level and noted that the Fund's rate was
upon the direction of the Board, has         performance in such periods was               below the median rate of the funds
prepared such an independent written         comparable to the performance of such         advised by other advisors with investment
evaluation. Such written evaluation also     Index. Based on this review, the Board        strategies comparable to those of the
considered certain of the factors            concluded that no changes should be made      Fund that the Board reviewed. The Board
discussed below. In addition, as             to the Fund and that it was not necessary     noted that AIM has agreed to waive fees
discussed below, the Senior Officer made     to change the Fund's portfolio management     and/or limit expenses of the Fund, as
certain recommendations to the Board in      team at this time.                            discussed below. Based on this review,
connection with such written evaluation.                                                   the Board concluded that the advisory fee
                                             o Meeting with the Fund's portfolio           rate for the Fund under the Advisory
   The discussion below serves as a          managers and investment personnel. With       Agreement was fair and reasonable.
summary of the Senior Officer's              respect to the Fund, the Board is meeting
independent written evaluation and           periodically with such Fund's portfolio       o Expense limitations and fee waivers.
recommendations to the Board in              managers and/or investment personnel and      The Board noted that AIM has
connection therewith, as well as a           believes that such individuals are            contractually agreed to waive fees and/or
discussion of the material factors and       competent and able to continue to carry       limit expenses of the Fund in an amount
the conclusions with respect thereto         out their responsibilities under the          necessary to limit total annual operating
that formed the basis for the Board's        Advisory Agreement.                           expenses to a specified percentage of
approval of the Advisory Agreement.                                                        average daily net assets for each class
After consideration of all of the            o Overall performance of AIM. The Board       of the Fund. The Board considered the
factors below and based on its informed      considered the overall performance of AIM     contractual nature of this fee
business judgment, the Board determined      in providing investment advisory and          waiver/expense limitation and noted that
that the Advisory Agreement is in the        portfolio administrative services to the      it remains in effect until March 31,
best interests of the Fund and its           Fund and concluded that such performance      2007. The Board considered the effect
shareholders and that the compensation       was satisfactory.                             this fee waiver/expense limitation would
to AIM under the Advisory Agreement is                                                     have on the Fund's estimated expenses and
fair and reasonable and would have been                                                    concluded that the levels of fee
obtained through arm's length                                                              waivers/expense limitations for the Fund
negotiations.                                                                              were fair and reasonable.

o The nature and extent of the
advisory services to be provided by AIM.
The Board reviewed the services to be
provided by AIM under the Advisory
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
                                                                                                                         (continued)

TAX-FREE CASH RESERVE PORTFOLIO


o Breakpoints and economies of               o Benefits of soft dollars to                o Other factors and current
scale. The Board reviewed the                AIM. The Board considered the                trends. In determining whether to
structure of the Fund's advisory             benefits realized by AIM as a                continue the Advisory Agreement for
fee under the Advisory Agreement,            result of brokerage transactions             the Fund, the Board considered the
noting that it includes one                  executed through "soft dollar"               fact that AIM, along with others in
breakpoint. The Board reviewed the           arrangements. Under these                    the mutual fund industry, is
level of the Fund's advisory fees,           arrangements, brokerage commissions          subject to regulatory inquiries and
and noted that such fees, as a               paid by other funds advised by AIM           litigation related to a wide range
percentage of the Fund's net                 are used to pay for research and             of issues. The Board also
assets, have decreased as net                execution services. This research            considered the governance and
assets increased because the                 may be used by AIM in making                 compliance reforms being undertaken
Advisory Agreement includes a                investment decisions for the Fund.           by AIM and its affiliates,
breakpoint. The Board concluded              The Board concluded that such                including maintaining an internal
that the Fund's fee levels under             arrangements were appropriate.               controls committee and retaining an
the Advisory Agreement therefore                                                          independent compliance consultant,
reflect economies of scale and that          o AIM's financial soundness in               and the fact that AIM has
it was not necessary to change the           light of the Fund's needs. The               undertaken to cause the Fund to
advisory fee breakpoints in the              Board considered whether AIM is              operate in accordance with certain
Fund's advisory fee schedule.                financially sound and has the                governance policies and practices.
                                             resources necessary to perform its           The Board concluded that these
o Investments in affiliated money            obligations under the Advisory               actions indicated a good faith
market funds. Not applicable                 Agreement, and concluded that AIM            effort on the part of AIM to adhere
because the Fund does not invest in          has the financial resources                  to the highest ethical standards,
affiliated money market funds.               necessary to fulfill its                     and determined that the current
                                             obligations under the Advisory               regulatory and litigation
o Independent written evaluation             Agreement.                                   environment to which AIM is subject
and recommendations of the Fund's                                                         should not prevent the Board from
Senior Officer. The Board noted              o Historical relationship between            continuing the Advisory Agreement
that, upon their direction, the              the Fund and AIM. In determining             for the Fund.
Senior Officer of the Fund, who is           whether to continue the Advisory
independent of AIM and AIM's                 Agreement for the Fund, the Board
affiliates, had prepared an                  also considered the prior
independent written evaluation in            relationship between AIM and the
order to assist the Board in                 Fund, as well as the Board's
determining the reasonableness of            knowledge of AIM's operations, and
the proposed management fees of the          concluded that it was beneficial to
AIM Funds, including the Fund. The           maintain the current relationship,
Board noted that the Senior                  in part, because of such knowledge.
Officer's written evaluation had             The Board also reviewed the general
been relied upon by the Board in             nature of the non-investment
this regard in lieu of a                     advisory services currently
competitive bidding process. In              performed by AIM and its
determining whether to continue the          affiliates, such as administrative,
Advisory Agreement for the Fund,             transfer agency and distribution
the Board considered the Senior              services, and the fees received by
Officer's written evaluation and             AIM and its affiliates for
the recommendation made by the               performing such services. In
Senior Officer to the Board that             addition to reviewing such
the Board consider implementing a            services, the trustees also
process to assist them in more               considered the organizational
closely monitoring the performance           structure employed by AIM and its
of the AIM Funds. The Board                  affiliates to provide those
concluded that it would be                   services. Based on the review of
advisable to implement such a                these and other factors, the Board
process as soon as reasonably                concluded that AIM and its
practicable.                                 affiliates were qualified to
                                             continue to provide non-investment
o Profitability of AIM and its               advisory services to the Fund,
affiliates. The Board reviewed               including administrative, transfer
information concerning the                   agency and distribution services,
profitability of AIM's (and its              and that AIM and its affiliates
affiliates') investment advisory             currently are providing
and other activities and its                 satisfactory non-investment
financial condition. The Board               advisory services.
considered the overall
profitability of AIM, as well as
the profitability of AIM in
connection with managing the Fund.
The Board noted that AIM's
operations remain profitable,
although increased expenses in
recent years have reduced AIM's
profitability. Based on the review
of the profitability of AIM's and
its affiliates' investment advisory
and other activities and its
financial condition, the Board
concluded that the compensation to
be paid by the Fund to AIM under
its Advisory Agreement was not
excessive.

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2005
(Unaudited)


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MUNICIPAL NOTES-99.33%

ALABAMA-0.56%

Birmingham (City of)
  Public Educational
  Building Authority
  Student Housing (CHF
  UAB II LLC); VRD
  Series 2005 A RB
  (LOC-Regions Bank)
  2.77%, 07/01/37(b)(c)    --    VMIG-1    $ 6,000    $    6,000,000
--------------------------------------------------------------------
Mobile (City of)
  Infirmary Health
  System Special Care
  Facilities Financing
  Authority; Health
  System VRD Series 2000
  A RB (LOC-Regions
  Bank)
  2.75%, 01/01/25(b)(c)    --    VMIG-1      6,115         6,115,000
--------------------------------------------------------------------
Mobile (City of); Port
  City Medical Clinic
  Board (Infirmary
  Health); VRD Series
  1998 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 02/01/25(b)(d)    A-1   VMIG-1      6,670         6,670,000
====================================================================
                                                          18,785,000
====================================================================

ALASKA-0.48%

Alaska (State of)
  Industrial Development
  & Export Authority
  (Safeway Inc.
  Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank
  A.G.)
  2.80%,
  12/01/05(c)(e)(f)(s)     A-1     --        1,340         1,340,000
--------------------------------------------------------------------
North Slope (Borough
  of); Refunding
  Unlimited Tax Series
  2000 A GO (INS-MBIA
  Insurance Corp.)
  2.77%, 06/30/10(b)(d)   A-1+   VMIG-1     14,600        14,600,000
====================================================================
                                                          15,940,000
====================================================================

ARIZONA-0.53%

Casa Grande (City of)
  Industrial Development
  Authority (Center Park
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1      2,010         2,010,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of)
  Industrial Development
  Authority (Quail
  Gardens Apartments);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1    $ 1,785    $    1,785,000
--------------------------------------------------------------------
Phoenix (City of)
  Industrial Development
  Authority (Lynwood
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  1994 IDR (CEP-Federal
  Home Loan Bank of San
  Francisco)
  2.81%, 10/01/25(b)      A-1+     --        5,825         5,825,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (El Dorado
  Hospital); VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%,
  04/01/38(b)(c)(s)        --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (Tucson
  Electric Power
  Co.-Irvington Road
  Project); VRD Series
  1982 IDR (LOC-Credit
  Suisse)
  2.76%,
  10/01/22(b)(c)(s)        A-1   VMIG-1      2,000         2,000,000
====================================================================
                                                          17,620,000
====================================================================

ARKANSAS-0.06%

Pulaski (County of)
  Public Facilities
  Board (Health
  Facilities-Central
  Arkansas Radiation
  Therapy Inc. Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  07/01/08(b)(c)(g)        --      --        1,910         1,910,000
====================================================================

COLORADO-2.77%

Adams & Weld (Counties
  of) School District
  No. 27J Brighton;
  Unlimited Tax Series
  2004 GO (INS-Financial
  Guaranty Insurance
  Co.)
  2.50%, 12/01/05(d)       AAA     Aaa       1,950         1,967,647
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Art Museum
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 01/01/34(b)(c)   A-1+     --        2,150         2,150,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Seminary
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 07/01/34(b)(c)   A-1+     --      $ 1,000    $    1,000,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Cable
  Television Center &
  Museum Project); VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/06(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Jewish
  Federal Building
  Program); VRD Series
  2005 B-3 RB
  (LOC-National City
  Bank)
  2.81%, 12/01/34(c)(h)    --    VMIG-1      6,465         6,465,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Regis Jesuit High
  School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 12/01/33(b)(c)   A-1+     --        5,515         5,515,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Southeastern Baptist
  Theological Seminary);
  VRD Series 2005
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/25(b)(c)    --    VMIG-1      8,955         8,955,000
--------------------------------------------------------------------
Colorado (State of)
  General Fund; Series
  2005 TRAN
  4.00%, 06/27/06         SP-1+   MIG-1     10,000        10,098,368
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Arapahoe
  House Project); VRD
  Series 2004 A RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.82%, 04/01/24(b)(c)   A-1+     --        1,200         1,200,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Collinwood); Refunding
  VRD Series 2004 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --        4,130         4,130,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/15/30(b)(c)    A-1     --        9,615         9,615,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers);
  Refunding VRD Series
  2004 A RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --      $ 5,145    $    5,145,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  1997 RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/11(b)(c)   A-1+     --          750           750,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  2002 A RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/31(b)(c)   A-1+     --        3,400         3,400,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Craig
  Hospital Project);
  Refunding VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/20(b)(c)   A-1+     --        5,580         5,580,000
--------------------------------------------------------------------
Colorado (State of)
  Housing & Finance
  Authority (Winridge
  Apartments); Refunding
  Multi-Family VRD
  Series 1998 RB
  (CEP-Federal National
  Mortgage Association)
  2.75%, 02/15/28(b)      A-1+     --        1,615         1,615,000
--------------------------------------------------------------------
Colorado Springs (City
  of) (Pikes Peak Mental
  Health); VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 03/15/23(b)(c)   A-1+     --        3,510         3,510,000
--------------------------------------------------------------------
Concord (Metropolitan
  District of);
  Refunding &
  Improvement Unlimited
  Tax Series 2004 GO
  (LOC-Wells Fargo Bank,
  N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --        1,585         1,585,000
--------------------------------------------------------------------
Crystal Valley
  (Metropolitan)
  District No. 1; VRD
  Series 2004 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/34(b)(c)   A-1+     --        3,795         3,795,000
--------------------------------------------------------------------
Denver (City & County
  of) (Kentucky Circle
  Village Project); VRD
  Series 2000 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/29(b)(c)   A-1+     --        1,655         1,655,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Jefferson (County of)
  Section 14
  Metropolitan District;
  Refunding Unlimited
  Tax Series 2004 GO
  (LOC-U.S. Bank, N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --      $ 1,200    $    1,200,000
--------------------------------------------------------------------
Kipling Ridge (District
  of Metropolitan); VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 12/01/23(b)(c)   A-1+     --        3,725         3,725,000
--------------------------------------------------------------------
Lafayette (City of)
  Exempla Improvement
  District (Special
  Improvement No. 2-01);
  Refunding Special
  Assessment VRD Series
  2002 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.80%, 12/01/22(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------
Moffat (County of)
  (Colorado-Ute Electric
  Association); VRD
  Series 1984 PCR
  (INS-Ambac Assurance
  Corp.)
  2.84%, 07/01/10(b)(d)   A-1+   VMIG-1      1,485         1,485,000
--------------------------------------------------------------------
Westminster (City of)
  Economic Development
  Authority (North Huron
  Urban Renewal); VRD
  Series 2005 TAN
  (LOC-Depfa Bank PLC)
  2.78%,
  12/01/28(b)(c)(s)       A-1+   VMIG-1      2,950         2,950,000
--------------------------------------------------------------------
Westminster (City of)
  Water & Wastewater
  Utility Enterprise;
  VRD Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 12/01/22(b)(d)   A-1+   VMIG-1      1,415         1,415,000
====================================================================
                                                          92,006,015
====================================================================

CONNECTICUT-0.04%

Connecticut (State of)
  Development Authority
  (Central Vermont
  Public Service);
  Floating Rate Series
  1985 PCR (LOC-Citizens
  Bank of Pennsylvania)
  2.65%, 12/01/15(c)(j)   A-1+     --        1,400         1,400,000
====================================================================

DELAWARE-0.29%

Delaware (State of)
  Economic Development
  Authority (Hospital
  Billing); VRD Series
  1985 A RB (INS-Ambac
  Assurance Corp.)
  2.75%, 12/01/15(b)(d)    A-1   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

DELAWARE-(CONTINUED)

Delaware (State of)
  Economic Development
  Authority (Independent
  School Inc. Project);
  VRD Series 2003 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 07/01/33(b)(c)   A-1+     --      $ 8,250    $    8,250,000
====================================================================
                                                           9,750,000
====================================================================

DISTRICT OF
  COLUMBIA-0.71%

District of Columbia
  (American Library
  Association); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      3,175         3,175,000
--------------------------------------------------------------------
District of Columbia
  (American Psychology
  Association); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 03/01/28(b)(c)   A-1+     --        1,325         1,325,000
--------------------------------------------------------------------
District of Columbia
  (St. Coletta Public
  Charter); VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.75%, 05/01/35(b)(c)    --    VMIG-1      4,150         4,150,000
--------------------------------------------------------------------
District of Columbia
  (Resources for the
  Future Inc.); VRD
  Series 1998 RB
  (LOC-Wachovia Bank,
  N.A.) (Acquired
  08/01/05; Cost
  $2,025,000)
  2.80%,
  08/01/29(b)(c)(k)       A-1+     --        2,025         2,025,000
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 A GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.50%, 06/01/06(d)       AAA     Aaa       2,715         2,765,018
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 B GO (INS-Ambac
  Assurance Corp.)
  5.00%, 06/01/06(d)       AAA     Aaa       5,430         5,514,251
--------------------------------------------------------------------
Wachovia MERLOTs
  (District of Columbia
  Water & Sewer
  Authority); VRD Series
  2003 A12 RB (Acquired
  02/24/03; Cost
  $4,625,000)
  2.77%,
  10/01/17(b)(k)(l)        --    VMIG-1      4,625         4,625,000
====================================================================
                                                          23,579,269
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-8.57%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Escambia); Refunding
  Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  (Acquired 10/24/02;
  Cost $5,000,000)
  2.76%,
  10/01/10(b)(k)(l)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (Florida State
  Board of Education);
  Non-AMT VRD Series
  2004-48 RB (Acquired
  08/05/05; Cost
  $5,500,000)
  2.76%,
  06/01/12(b)(k)(l)        --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Broward (County of)
  School Board; VRD
  Series 2005 COP
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 07/01/21(b)(d)   A-1+   VMIG-1     14,000        14,000,000
--------------------------------------------------------------------
Cape Coral (City of);
  Commercial Paper Note
  Series 2005 (LOC-Bank
  of America, N.A.)
  2.65%, 04/04/06(c)      A-1+     --        4,900         4,900,000
--------------------------------------------------------------------
Capital Projects Finance
  Authority (Capital
  Projects Loan
  Program); VRD Series
  1997 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 08/01/17(b)(d)   A-1+     --          700           700,000
--------------------------------------------------------------------
Charlotte (County of);
  Utility Refunding VRD
  Series 2003 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.76%, 10/01/21(b)(d)   A-1+     --       38,500        38,500,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Commercial Paper
  Series 2005 C-2 RB
  (LOC-Bank of America,
  N.A.)
  2.67%, 11/21/05(c)      A-1+   VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Hospital Commercial
  Paper Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.55%, 10/18/05(c)      A-1+   VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Collier (County of)
  Industrial Development
  Authority (Redlands
  Christian Migrant
  Association Inc.); VRD
  Series 2001 IDR
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/26(b)(c)(g)        --      --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Dade (County of) (Youth
  Fair & Exposition
  Project); VRD Series
  1995 RB (LOC-SunTrust
  Bank) (Acquired
  08/15/05; Cost
  $6,500,000)
  2.75%,
  08/01/15(b)(c)(k)        --      Aa2     $ 6,500    $    6,500,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Carlos
  Albizu University
  Project); VRD Series
  2000 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/25(b)(c)(g)        --      --        9,200         9,200,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Florida
  Memorial College
  Project); VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  10/01/27(b)(c)(g)        --      --        1,195         1,195,000
--------------------------------------------------------------------
Dade (County of)
  Industrial Development
  Authority (Palmer
  Trinity Private School
  Project); VRD Series
  1999 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/19(b)(c)(g)        --      --        3,100         3,100,000
--------------------------------------------------------------------
Duval (County of)
  Housing Finance
  Authority (Sunbeam
  Road Apartments
  Project); Multi-Family
  Housing Refunding VRD
  Series 1997 RB
  (LOC-U.S. Bank, N.A.)
  2.76%, 07/01/25(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Agency
  (Huntington Place
  Apartments); Multi-
  Family Housing VRD
  Series 1985 GGG RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 12/01/13(b)      A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Island Club);
  Refunding Multi-Family
  Series 2001 J-A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 07/01/31(b)      A-1+     --        5,690         5,690,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Lakeside North);
  Refunding Multi-
  Family Mortgage VRD
  Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 06/01/34(b)      A-1+     --        2,630         2,630,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

Fort Lauderdale (City
  of) (Pine Crest Prep
  School Project); VRD
  Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 06/01/32(b)(d)    --      Aaa     $ 7,600    $    7,600,000
--------------------------------------------------------------------
Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System);
  Hospital VRD Series
  2003 A RB
  (LOC-SunTrust Bank)
  2.78%, 11/15/32(b)(c)   A-1+   VMIG-1     22,475        22,475,000
--------------------------------------------------------------------
Hillsborough (County of)
  Industrial Development
  Authority (Tampa
  Metropolitan Area YMCA
  Project); VRD Series
  2000 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  03/01/25(b)(c)(g)        --      --        5,550         5,550,000
--------------------------------------------------------------------
Jacksonville (City of)
  (Baptist Medical
  Center); Commercial
  Paper Series 2004 RB
  (LOC-Bank of America,
  N.A.)
  2.73%, 11/28/05(c)      A-1+     --       18,000        18,000,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (Samuel C.
  Taylor Foundation
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 02/20/01;
  Cost $2,600,000)
  2.80%,
  12/01/23(b)(c)(g)(k)     --      --        2,600         2,600,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (University
  of Florida
  Jacksonville
  Physicians, Inc.); VRD
  Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.79%, 06/01/22(b)(c)    --    VMIG-1     11,705        11,705,000
--------------------------------------------------------------------
Lee (County of)
  Industrial Development
  Authority (Shell Point
  Village Project);
  Health Care Facilities
  VRD Series 1999 B IDR
  (LOC-Bank of America,
  N.A.)
  2.74%, 11/01/29(b)(c)   A-1+     --        5,800         5,800,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Reedy Creek
  Improvement District);
  Floating Rate Trust
  Ctfs. Utility VRD
  Series 2005 1145 RB
  (Acquired 06/08/05;
  Cost $12,075,000)
  2.78%,
  10/01/19(b)(g)(k)(l)     --      --       12,075        12,075,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Florida Department of
  Environmental
  Protection); Floating
  Rate Trust Ctfs. VRD
  Series 2002-722 RB
  (Acquired 11/13/02;
  Cost $9,850,000)
  2.78%,
  07/01/22(b)(k)(l)        A-1     --      $ 9,850    $    9,850,000
--------------------------------------------------------------------
North Miami (City of)
  Educational Facilities
  (Miami Country Day
  School Project); VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  08/01/19(b)(c)(g)        --      --        1,650         1,650,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority (Adventist
  Health System/Sunbelt
  Inc.); VRD Series 1992
  RB (LOC-SunTrust Bank)
  2.78%, 11/15/14(b)(c)   A-1+   VMIG-1      1,735         1,735,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority
  (Presbyterian
  Retirement
  Communities, Inc.
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  11/01/28(b)(c)(g)(m)     --      --        4,996         4,996,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Central
  Florida Kidney Centers
  Project); VRD Series
  2000 IDR (LOC-SunTrust
  Bank)
  2.75%, 12/01/20(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Christian
  Prison Project); VRD
  Series 2003 A IDR
  (LOC-Regions Bank)
  2.79%, 02/01/23(b)(c)    --    VMIG-1      4,535         4,535,000
--------------------------------------------------------------------
Palm Beach (County of)
  Educational Facilities
  Authority (Atlantic
  College Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/31(b)(c)(g)        --      --        2,700         2,700,000
--------------------------------------------------------------------
Palm Beach (County of)
  School District; Sales
  Tax Commercial Paper
  Series 2005 Notes
  (LOC-Bank of America,
  N.A.)
  2.60%, 10/19/05(c)      A-1+     P-1      11,500        11,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Petersburg (City of)
  Health Facilities
  Authority (All
  Children's Hospital);
  Health Facilities VRD
  Series 2005 C RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 11/15/34(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Sunshine State
  Governmental Financing
  Commission; VRD Series
  1986 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 07/01/16(b)(d)    --    VMIG-1     25,455        25,455,000
--------------------------------------------------------------------
Tampa (City of) (Agency
  for Community
  Treatment DACCO
  Project); VRD Series
  2001 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  07/01/22(b)(c)(g)        --      --        4,910         4,910,000
====================================================================
                                                         284,851,000
====================================================================

GEORGIA-3.50%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Fulton Water & Sewer
  Revenue Bonds);
  Non-AMT VRD Series
  2004-15 Ctfs.
  (Acquired 10/12/04;
  Cost $9,995,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Atlanta (City of);
  Refunding Airport VRD
  Series 2005 RFB-2 RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 01/01/30(b)(d)   A-1+   VMIG-1     10,140        10,140,000
--------------------------------------------------------------------
Bartow (County of)
  School District;
  Unlimited Tax Series
  2003 GO
  3.00%, 11/01/05          AA+     --          950           950,667
--------------------------------------------------------------------
Bibb (County of)
  Development Authority
  (Baptist Village
  Project); Refunding &
  Improvement VRD Series
  1998 RB (LOC-SunTrust
  Bank)
  2.75%, 08/01/18(b)(c)    --      Aa2       1,900         1,900,000
--------------------------------------------------------------------
Burke (County of)
  Development Authority
  (Oglethorp Power
  Corp.); VRD Commercial
  Paper Series 2005 B
  PCR (INS-Ambac
  Assurance Corp.)
  2.43%, 10/19/05(d)      A-1+   VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Forsyth (County
  of) School District);
  VRD Unlimited Tax
  Series 2004-6 A GO
  (Acquired 10/20/04;
  Cost $2,975,000)
  2.79%,
  02/01/18(b)(k)(l)       A-1+     --        2,975         2,975,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of)
  Development Authority
  (Institute Nuclear
  Power Operations); VRD
  Series 1998 IDR
  (LOC-SunTrust Bank)
  (Acquired 06/29/05:
  Cost $6,330,000)
  2.80%,
  02/01/13(b)(c)(k)        --      Aa2     $ 6,330    $    6,330,000
--------------------------------------------------------------------
Cobb (County of)
  Development Authority
  (YMCA of Cobb County);
  VRD Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 12/01/25(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Dahlonega (City of)
  Downtown Development
  Authority (North
  Georgia Student
  Housing Project);
  Student Housing VRD
  Series 2001 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.73%, 06/01/28(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
DeKalb (County of)
  Private Hospital
  Authority (ESR
  Children's Health
  System, Inc.); VRD
  Series 1998 RAN
  (LOC-SunTrust Bank)
  2.75%, 12/01/28(b)(c)   A-1+   VMIG-1      4,685         4,685,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Georgia);
  VRD Series 2000-1001
  Class C COP (Acquired
  07/26/00: Cost
  $20,000,000)
  2.79%,
  07/01/15(b)(k)(l)       A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
Fayette (County of)
  Development Authority
  (Catholic Education of
  North Georgia, Inc.
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.75%, 04/01/28(b)(c)   A-1+     --        3,010         3,010,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Arthritis Foundation
  Inc. Project); VRD
  Series 1996 RB
  (LOC-SunTrust Bank)
  (Acquired 08/16/05;
  Cost $2,265,000)
  2.80%,
  12/01/16(b)(c)(k)        --      Aa2       2,265         2,265,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Bridgeway Foundation
  for Education
  Project); Educational
  Facilities VRD Series
  2000 RB (LOC-Wachovia
  Bank, N.A.)
  2.80%, 06/01/15(b)(c)   A-1+     --        1,800         1,800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of)
  Development Authority
  (Mount Vernon
  Presbyterian School);
  VRD Series 2005 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 08/01/35(b)(c)    --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Gainesville (City of)
  Redevelopment
  Authority (Riverside
  Military Project);
  Educational Facilities
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.75%, 12/01/25(b)(c)    --    VMIG-1      1,840         1,840,000
--------------------------------------------------------------------
Gwinnett (County of)
  Development Authority
  (Greater Atlanta
  Christian Schools,
  Inc. Project); VRD
  Series 1998 RB
  (LOC-SunTrust Bank)
  (Acquired 06/30/05;
  Cost $3,800,000)
  2.80%,
  04/01/18(b)(c)(k)        --      Aa2       3,800         3,800,000
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Atlanta (City of)
  Water & Wastewater);
  VRD Series 2004 520 RB
  (Acquired 04/20/05;
  Cost $24,995,000)
  2.79%,
  05/01/12(b)(k)(l)        A-1     --       24,995        24,995,000
--------------------------------------------------------------------
LaGrange (County of)
  Development Authority
  (LaGrange College
  Project); VRD Series
  2001 RB (LOC-SunTrust
  Bank)
  2.75%, 06/01/31(b)(c)    --    VMIG-1      4,985         4,985,000
--------------------------------------------------------------------
Smyrna (City of)
  Hospital Authority
  (Ridgeview Institute
  Inc. Project); VRD
  Series 2002 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.80%, 11/01/27(b)(c)    --    VMIG-1      2,060         2,060,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Dalton); Utilities
  VRD Series 2003 A02 RB
  (Acquired 08/25/04;
  Cost $4,825,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      4,825         4,825,000
====================================================================
                                                         116,555,667
====================================================================

HAWAII-1.12%

Eagle Tax Exempt Trust
  (State of Hawaii); VRD
  Series 2000-1101 COP
  (Acquired 01/11/01;
  Cost $6,000,000)
  2.79%,
  12/01/16(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

HAWAII-(CONTINUED)

Merrill Lynch P-Floats
  (State of Hawaii);
  Unlimited Tax VRD
  Series 2005 PT-2864 GO
  (Acquired 09/07/05;
  Cost $27,270,000)
  2.79%,
  07/01/18(b)(k)(l)        --    VMIG-1    $27,270    $   27,270,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Hawaii); Unlimited
  Tax VRD Series 2003
  A16 GO (Acquired
  02/27/03; Cost
  $3,875,000)
  2.77%,
  07/01/18(b)(k)(l)        --    VMIG-1      3,875         3,875,000
====================================================================
                                                          37,145,000
====================================================================

IDAHO-1.21%

Custer (County of)
  Pollution Control
  (Amoco Oil Co.-
  Standard Oil Industry
  Project); VRD Series
  1983 RB
  2.45%,
  10/01/05(e)(f)(s)       A-1+     Aa1      23,000        23,000,000
--------------------------------------------------------------------
Idaho (State of);
  Unlimited Tax Series
  2005 GO TAN
  4.00%, 06/30/06         SP-1+   MIG-1     15,000        15,146,979
--------------------------------------------------------------------
Magic Valley Healthcare
  System Inc. (Magic
  Valley Regional
  Medical Center
  Project); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/21(b)(c)    --    VMIG-1      2,040         2,040,000
====================================================================
                                                          40,186,979
====================================================================

ILLINOIS-14.97%

ABN AMRO Munitops Ctfs.
  Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-34 Ctfs.
  (Acquired 11/15/01;
  Cost $10,000,000)
  2.78%,
  07/01/07(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Aurora (City of)
  Economic Development
  (Aurora University);
  VRD Series 2004 RB
  (LOC-Harris N.A.)
  2.78%, 03/01/35(b)(c)    --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois
  Sales Tax); VRD Series
  1998-25 A RB (Acquired
  08/26/99; Cost
  $10,000,000)
  2.81%,
  03/15/07(b)(k)(l)        A-1     Aa2      10,000        10,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 A
  RB (Acquired 05/06/02;
  Cost $10,130,000)
  2.81%,
  06/05/14(b)(k)(l)        A-1     --      $10,130    $   10,130,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (University of
  Illinois); VRD Series
  2005-10 A RB (Acquired
  04/27/05; Cost
  $3,405,000)
  2.79%,
  04/01/19(b)(k)(l)       A-1+     --        3,405         3,405,000
--------------------------------------------------------------------
Chicago (City of) Board
  of Education;
  Unlimited Tax Series
  2000 D GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 03/01/32(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Chicago (City of);
  Unlimited Tax Series
  2002 B GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 01/01/37(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Chicago (City of); VRD
  Limited Tax Obligation
  Tender Series 2004 GO
  (LOC-State Street Bank
  & Trust Co.)
  2.20%,
  12/08/05(c)(e)(i)       SP-1+   MIG-1      7,000         7,000,000
--------------------------------------------------------------------
Cook (County of)
  (Catholic Theological
  Union Project); VRD
  Series 2005 RB
  (LOC-Harris N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Cook (County of) High
  School District No.
  201 (J. Sterling
  Morton Township);
  School Limited Tax
  Series 2004 GO
  (INS-Financial
  Security Assurance
  Inc.)
  4.38%, 12/01/05(d)       --      Aaa       5,000         5,018,086
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago Park
  District); Unlimited
  Tax VRD Series
  2002-1306 A COP
  (Acquired 05/02/02;
  Cost $5,500,000)
  2.79%,
  01/01/29(b)(k)(l)       A-1+     --        5,500         5,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago
  Public Building
  Commission); VRD
  Series 2003-0015 A COP
  (Acquired 05/14/03;
  Cost $2,800,000)
  2.79%,
  12/01/14(b)(k)(l)       A-1+     --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
  (City of Chicago Water
  & Sewer); VRD Series
  2001-1308 COP
  (Acquired 12/12/01;
  Cost $8,655,000)
  2.79%,
  11/01/26(b)(k)(l)       A-1+     --      $ 8,655    $    8,655,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01;
  Cost $4,950,000)
  2.90%,
  01/01/35(b)(k)(l)       A-1+     --        4,950         4,950,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (County of Cook
  Regional
  Transportation
  Authority); VRD Series
  2000-1303 COP
  (Acquired 03/26/01;
  Cost $19,000,000)
  2.79%,
  07/01/23(b)(k)(l)       A-1+     --       19,000        19,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  Unlimited Tax VRD
  Series 2003-0023 A COP
  (Acquired 06/12/03;
  Cost $3,775,000)
  2.79%,
  06/01/15(b)(k)(l)       A-1+     --        3,775         3,775,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  VRD Series 2000-1304
  COP (Acquired
  06/27/00; Cost
  $7,340,000)
  2.79%,
  06/01/21(b)(k)(l)       A-1+     --        7,340         7,340,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons
  Project); VRD Series
  1996 RB (LOC-Northern
  Trust Co.)
  2.80%,
  08/01/26(b)(c)(m)       A-1+     --        7,913         7,913,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (BAPS Inc.
  Project); VRD Series
  2002 RB (LOC-Comerica
  Bank)
  2.77%, 06/01/17(b)(c)    A-1     --        7,935         7,935,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (British
  Home for Retired Men &
  Women); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.)
  2.76%, 11/01/27(b)(c)    A-1     --        8,740         8,740,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Chicago
  Shakespeare Theater
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  09/24/03; Cost
  $4,100,000)
  2.76%,
  01/01/19(b)(c)(k)        A-1     --        4,100         4,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Embers
  Elementary School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  11/04/03; Cost
  $2,215,000)
  2.77%,
  04/01/32(b)(c)(k)        A-1     --      $ 2,215    $    2,215,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Institute
  of Gas Technology
  Project); VRD Series
  1999 IDR (LOC-Harris
  N.A.)
  2.86%, 09/01/24(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Lyric Opera
  Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust
  Co., Harris N.A.,
  JPMorgan Chase Bank)
  2.78%, 12/01/28(b)(c)   A-1+   VMIG-1     49,800        49,800,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Mount
  Carmel High School
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      5,600         5,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (North Shore
  Country Day School);
  VRD Series 2003 RB
  (LOC-Northern Trust
  Co.)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      2,825         2,825,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Oak Park
  Residence Corp.
  Project); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  01/29/03; Cost
  $2,975,000)
  2.76%,
  07/01/41(b)(c)(k)        A-1     --        2,975         2,975,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Sacred
  Heart Schools
  Project); VRD Series
  2003 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (St. Paul's
  House Project); VRD
  Series 1995 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/01/25(b)(c)    A-1     --        1,265         1,265,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Uhlich
  Childrens Home
  Project); VRD Series
  2002 IDR (LOC-JPMorgan
  Chase Bank)
  2.78%, 10/01/33(b)(c)    --    VMIG-1    $ 1,200    $    1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (West
  Central Illinois
  Educational Project);
  VRD Series 2002 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/32(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Arts Club
  of Chicago); VRD
  Series 1996 RB
  (LOC-Northern Trust
  Co.)
  2.78%, 01/01/26(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Aurora
  University); VRD
  Cultural Pooled
  Financing Series 1998
  RB (LOC-Bank of
  America, N.A.)
  2.76%, 03/01/28(b)(c)   A-1+     --        6,570         6,570,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Blackburn
  University); Cultural
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 07/01/29(b)(c)   A-1+     --        4,385         4,385,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Chicago
  Childrens Museum); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 02/01/28(b)(c)    A-1   VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Columbia
  College Chicago); VRD
  Series 2000 RB
  (LOC-Harris N.A.)
  2.75%, 06/01/30(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Dominican
  University); VRD
  Series 2000 B RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  10/01/30(b)(c)(s)        --    VMIG-1      9,400         9,400,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Field
  Museum National
  History); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.78%, 11/01/32(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Museum of
  Science & Industry);
  VRD Series 1992 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 10/01/26(b)(c)    --    VMIG-1    $ 3,250    $    3,250,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (National
  Louis University); VRD
  Series 1999 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 06/01/29(b)(c)   A-1+     --        9,200         9,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (University
  Pooled Financing
  Program); VRD Series
  1985 RB (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 12/01/05(b)(d)    A-1   VMIG-1      3,045         3,045,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority; Pooled
  Financing Commercial
  Paper Notes Series
  2005 (LOC-Northern
  Trust Co.)(c)
  2.43%, 10/12/05         A-1+     --       15,000        15,000,000
--------------------------------------------------------------------
  2.43%, 10/13/05         A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
  2.53%, 10/24/05         A-1+     --       15,200        15,200,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Illinois Institute of
  Technology); VRD
  Series 2004 RB
  (LOC-Harris N.A.)
  2.77%, 12/01/24(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Jewish Charities);
  VRD Series 2005 A RAN
  (LOC-Harris N.A.)
  2.80%, 06/30/06(b)(c)   A-1+     --        7,745         7,745,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Joan W. & Irving B.
  Dance Project); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 03/01/40(b)(c)    --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Kohl Children's
  Museum); VRD Series
  2004 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/34(b)(c)    --    VMIG-1      2,680         2,680,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Lake Forest Country
  Day); VRD Series 2005
  RB (LOC-Northern Trust
  Co.)
  2.77%, 07/01/35(b)(c)    --    VMIG-1      3,250         3,250,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Finance Authority
  (Mercy Alliance
  Project); VRD Series
  2005 RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 02/15/35(b)(c)    --    VMIG-1    $ 7,000    $    7,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (North Park University
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.81%, 07/01/35(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Richard H. Driehaus
  Museum); VRD Series
  2005 RB (LOC-Northern
  Trust Co.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      2,900         2,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Sunshine Through Golf
  Foundation Project);
  VRD Series 2004 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 11/01/24(b)(c)    A-1     --        2,100         2,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Bensenville
  Home Society); VRD
  Series 1989 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 02/15/19(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Franciscan
  Eldercare Service);
  VRD Series 2001 RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --       10,615        10,615,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Park Plaza
  Center); Multi-Family
  VRD Series 1996 RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 09/15/20(b)(c)    A-1     --        5,700         5,700,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Peace
  Memorial Ministries);
  VRD Series 2003 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/15/33(b)(c)    A-1     --        9,675         9,675,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (St. Lukes
  Medical Center); VRD
  Series 1998 B RB
  (INS-MBIA Insurance
  Corp.)
  2.77%, 11/15/23(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority; Revolving
  Fund Pooled VRD Series
  1985 C RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 08/01/15(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Housing Development
  Authority (Lakeshore
  Plaza); Multi-Family
  Housing Series 2000 A
  RB (INS-MBIA Insurance
  Corp.)
  2.77%, 07/01/27(b)(d)   A-1+   VMIG-1    $ 9,625    $    9,625,000
--------------------------------------------------------------------
JPMorgan PUTTERs (City
  of Chicago Park
  District); VRD Limited
  Tax Series 2005 974 GO
  (Acquired 07/06/05;
  Cost $1,100,000)
  2.79%,
  01/01/13(b)(k)(l)        A-1     --        1,100         1,100,000
--------------------------------------------------------------------
Lombard (City of)
  (Clover Creek
  Apartments Project);
  VRD Multi-Family
  Housing Series 2000 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 12/15/30(b)      A-1+     --       14,855        14,855,000
--------------------------------------------------------------------
McCook (City of)
  (Illinois Saint Andrew
  Society); VRD Series
  1996 A RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
  VRD Series 1996 B RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Orland Hills (City of);
  Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/14(b)(c)    A-1     --        2,470         2,470,000
--------------------------------------------------------------------
Quincy (City of)
  (Blessing Hospital
  Project); VRD Series
  2004 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/15/33(b)(c)   A-1+   VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Lake County
  Joint Action Water
  Agency); VRD Series
  2003 B18 RB (Acquired
  02/19/03; Cost
  $9,720,000)
  2.77%,
  05/01/20(b)(k)(l)        --    VMIG-1      9,720         9,720,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago Board of
  Education); VRD
  Unlimited Tax Series
  2000 A4 GO (Acquired
  11/12/03; Cost
  $4,845,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      4,845         4,845,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (City
  of Chicago Emergency
  Telephone System); VRD
  Limited Tax Series
  2002 A44 GO (Acquired
  08/02/02; Cost
  $7,835,000)
  2.77%,
  01/01/20(b)(k)(l)        --    VMIG-1    $ 7,835    $    7,835,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago); VRD
  Limited Tax Series
  2000 A12 GO (Acquired
  08/26/99; Cost
  $10,000,000)
  2.77%,
  01/01/23(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD Series
  2001 A93 RB (Acquired
  10/10/01; Cost
  $7,250,000)
  2.77%,
  07/01/27(b)(k)(l)        --    VMIG-1      7,250         7,250,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD
  Unlimited Tax Series
  2002 A41 GO (Acquired
  07/25/02; Cost
  $17,730,000)
  2.77%,
  06/01/17(b)(k)(l)        --    VMIG-1     17,730        17,730,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County); VRD Unlimited
  Tax Series 2003 B11 GO
  (Acquired 01/29/03;
  Cost $6,995,000)
  2.77%,
  11/15/25(b)(k)(l)        --    VMIG-1      6,995         6,995,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Regional
  Transportation
  Authority); VRD Series
  2001 A69 RB (Acquired
  11/09/04; Cost
  $11,745,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1     11,745        11,745,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Illinois); VRD
  Unlimited Tax Series
  2001 A124 GO (Acquired
  11/26/01; Cost
  $7,890,000)
  2.77%,
  11/01/26(b)(k)(l)        A-1     --        7,890         7,890,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of
  Illinois); VRD Series
  2000 S GO (Acquired
  03/20/00; Cost
  $14,400,000)
  2.77%,
  04/01/30(b)(k)(l)        --    VMIG-1     14,400        14,400,000
====================================================================
                                                         497,716,086
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-3.43%

ABN AMRO Munitops Ctfs.
  Trust (Township of
  Wayne, County of
  Marion School Building
  Corp.); Multi-State
  Non-AMT VRD Series
  2003-27 RB (Acquired
  11/12/03; Cost
  $13,795,000)
  2.78%,
  07/15/11(b)(k)(l)        --    VMIG-1    $13,795    $   13,795,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Indiana (State
  of) Transportation
  Finance Authority);
  Highway VRD Series
  2004-5 A RB (Acquired
  10/21/04; Cost
  $2,000,000)
  2.79%,
  12/01/18(b)(k)(l)       A-1+     --        2,000         2,000,000
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Advance Funding
  Program Series 2005 A
  RN
  3.25%, 01/26/06         SP-1+   MIG-1     24,850        24,916,543
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Midyear Funding
  Program Series 2005 A
  RN
  3.50%, 01/27/06         SP-1+   MIG-1     18,000        18,056,051
--------------------------------------------------------------------
Indiana (State of)
  Development Finance
  Authority (Indiana
  Historical Society,
  Inc. Project); VRD
  Educational Facilities
  Series 1996 RB
  (LOC-JPMorgan Chase
  Bank) (Acquired
  07/25/05; Cost
  $2,210,000)
  2.78%,
  08/01/31(b)(c)(k)       A-1+     --        2,210         2,210,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facilities
  Financing Authority
  (Golden Years
  Homestead); VRD Series
  2002 A RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 06/01/25(b)(c)   A-1+     --        6,500         6,500,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facility
  Financing Authority
  (Community Hospitals
  Project); VRD Hospital
  Series 2000 A RB
  (LOC-Bank of America,
  N.A.)
  2.75%,
  07/01/28(b)(c)(m)       A-1+     --        9,815         9,815,000
--------------------------------------------------------------------
Indiana (State of)
  Municipal Power
  Agency; Refunding
  Power Supply System
  VRD Series 1998 A RB
  (LOC-Toronto-Dominion
  Bank)
  2.75%,
  01/01/18(b)(c)(s)        A-1   VMIG-1      6,400         6,400,000
--------------------------------------------------------------------
Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Refunding VRD Series
  2002 F-1 RB (INS-MBIA
  Insurance Corp.)
  2.76%, 02/01/20(b)(d)   A-1+     --      $ 4,500    $    4,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-(CONTINUED)

Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Series 2005 F RN
  4.00%, 01/06/06         SP-1+    --        9,500         9,534,151
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Merrillville (City
  of) Multi School
  Building Corp.); VRD
  Series 2005 923 RB
  (Acquired 06/09/05;
  Cost $4,775,000)
  2.79%,
  01/15/13(b)(k)(l)        A-1     --        4,775         4,775,000
--------------------------------------------------------------------
Purdue University
  (Student Fee);
  University Series 1996
  M RB
  6.00%, 07/01/13(e)(o)    AA      Aa1       1,950         2,031,652
--------------------------------------------------------------------
Wachovia MERLOTs (County
  of Porter Jail
  Building Corp.); VRD
  Series 2001 A58 RB
  (Acquired 11/12/03;
  Cost $9,405,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      9,405         9,405,000
====================================================================
                                                         113,938,397
====================================================================

IOWA-1.01%

Iowa (State of) Finance
  Authority (Morningside
  College Project);
  Private College
  Facility VRD Series
  2002 RB (LOC-U.S.
  Bank, N.A.)
  2.79%, 10/01/32(b)(c)   A-1+     --        2,055         2,055,000
--------------------------------------------------------------------
Iowa (State of) Finance
  Authority Retirement
  Community (Deerfield
  Retirement Community);
  VRD Series 2003 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/33(b)(c)    A-1     --       15,000        15,000,000
--------------------------------------------------------------------
Iowa (State of) Higher
  Education Loan
  Authority (Graceland
  Private College); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 02/01/33(b)(c)    --    VMIG-1      5,890         5,890,000
--------------------------------------------------------------------
Iowa (State of) School
  Cash Anticipation
  Program; Series 2005 B
  Wts. Ctfs.
  (INS-Financial
  Security Assurance
  Inc.)
  3.50%, 01/27/06(d)       --     MIG-1     10,700        10,740,544
====================================================================
                                                          33,685,544
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KANSAS-1.05%

Eagle Tax Exempt Trust
  (County of Wyandotte
  Unified Government
  Utility System); VRD
  Series 2004-0038 A COP
  (Acquired 09/08/04;
  Cost $5,000,000)
  2.79%,
  09/01/21(b)(k)(l)       A-1+     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Kansas (State of)
  Development Finance
  Authority (Deaconess
  Long Term Care);
  Health Facilities VRD
  Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 05/15/30(b)(c)    --    VMIG-1      4,280         4,280,000
--------------------------------------------------------------------
Leawood (City of);
  Unlimited Tax
  Temporary Notes Series
  2004-2 GO
  3.00%, 10/01/05          --     MIG-1     14,000        14,000,000
--------------------------------------------------------------------
Lenexa (City of) Health
  Care Facilities
  (Lakeview Village
  Inc.); VRD Series 2002
  B RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --        5,400         5,400,000
--------------------------------------------------------------------
Olathe (City of)
  Recreational
  Facilities (YMCA of
  Greater Kansas City
  Project); VRD Series
  2002 B RB (LOC-Bank of
  America, N.A.)
  2.80%, 11/01/18(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wichita (City of)
  Recreational
  Facilities (YMCA of
  Wichita Project); VRD
  Series 1998 XI RB
  (LOC-Bank of America,
  N.A.) (Acquired
  02/15/01; Cost
  $2,900,000)
  2.80%,
  08/01/09(b)(c)(k)       A-1+     --        2,900         2,900,000
====================================================================
                                                          35,080,000
====================================================================

KENTUCKY-0.83%

Ewing (City of) Kentucky
  Area Development
  District Financing
  Trust (Lease
  Acquisition Program);
  VRD Series 2000 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.85%, 06/01/33(b)(c)   A-1+     --        5,660         5,660,000
--------------------------------------------------------------------
Lexington (City of)
  Center Corp.; VRD
  Mortgage Series 2001 A
  RB (INS-Ambac
  Assurance Corp.)
  2.78%, 10/01/21(b)(d)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Newport (City of)
  Kentucky League of
  Cities Funding Trust;
  Lease Program VRD
  Series 2002 RB
  (LOC-U.S. Bank, N.A.)
  2.77%,
  04/01/32(b)(c)(m)        --    VMIG-1    $19,100    $   19,100,000
====================================================================
                                                          27,760,000
====================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust
  (City of New Orleans);
  VRD Series 2000-1801
  COP (Acquired
  10/10/00; Cost
  $6,000,000)
  2.79%,
  12/01/21(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------
Louisiana (State of)
  (University &
  Agriculture &
  Mechanical College
  Board); Refunding
  Auxiliary VRD Series
  2005 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 07/01/34(b)(d)    --    VMIG-1      7,645         7,645,000
--------------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority; Refunding
  Deep Water Port VRD
  Series 2003 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/14(b)(c)   A-1+     --        3,850         3,850,000
--------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (LSU Alumni
  Association Project);
  VRD Series 2001 RB
  (LOC-Regions Bank)
  2.78%, 03/01/16(b)(c)    --    VMIG-1      4,365         4,365,000
====================================================================
                                                          21,860,000
====================================================================

MAINE-0.46%

JPMorgan PUTTERs (State
  of Maine Turnpike
  Authority); VRD
  Turnpike Series 2004
  546 RB (Acquired
  10/28/04; Cost
  $1,795,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,795         1,795,000
--------------------------------------------------------------------
Maine (State of) Housing
  Authority; VRD
  Mortgage Series 2003
  E-1 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 11/15/30(b)(d)   A-1+   VMIG-1      4,400         4,400,000
--------------------------------------------------------------------
Maine (State of);
  Unlimited Tax Series
  2005 BAN
  4.00%, 06/22/06          --     MIG-1      9,100         9,187,861
====================================================================
                                                          15,382,861
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MARYLAND-0.89%

Baltimore (County of)
  (Blue Circle Inc.
  Project); Economic
  Development VRD Series
  1992 RB (LOC-BNP
  Paribas)
  2.88%,
  12/01/17(b)(c)(s)        --    VMIG-1    $ 7,900    $    7,900,000
--------------------------------------------------------------------
Frederick (County of)
  Retirement Community
  (Buckingham's Choice
  Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 01/01/27(b)(c)    A-1   VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Howard (County of)
  Economic Development
  (Norbel School Inc.
  Project); VRD Series
  2001 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 02/01/28(b)(c)    --    VMIG-1      4,785         4,785,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (Prologue Inc.
  Project); Economic
  Development VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.77%, 06/01/31(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (YMCA of Central
  Maryland Inc.
  Project); Economic
  Development VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 04/01/28(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Maryland Health &
  Higher Educational
  Facilities Authority);
  VRD Floating Rate
  Trust Ctfs. Series
  2003-829 RB (Acquired
  06/19/03; Cost
  $3,800,000)
  2.78%,
  08/15/38(b)(k)(l)        --    VMIG-1      3,800         3,800,000
====================================================================
                                                          29,485,000
====================================================================

MASSACHUSETTS-0.30%

Massachusetts (State of)
  Bay Transportation
  Authority (General
  Transportation
  System); Series 1996 A
  RB
  5.63%, 03/01/06(e)(o)    NRR     NRR       3,260         3,330,060
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Development Finance
  Agency (YMCA Greater
  Boston); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Massachusetts)
  2.77%, 11/01/34(b)(c)   A-1+     --      $ 6,500    $    6,500,000
====================================================================
                                                           9,830,060
====================================================================

MICHIGAN-4.25%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Michigan Building
  Authority); Non-AMT
  VRD Series 2003-35 RB
  (Acquired 09/29/05;
  Cost $10,595,000)
  2.77%,
  10/15/11(b)(k)(l)        --    VMIG-1     10,595        10,595,000
--------------------------------------------------------------------
Bruce (Township of)
  Hospital Finance
  Authority (Sisters
  Charity of St.
  Joseph); Health Care
  System VRD Series 1988
  A RB (INS-MBIA
  Insurance Corp.)
  2.65%,
  11/01/05(d)(e)(f)       A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Dearborn (City of)
  Economic Development
  Corp. (Henry Ford
  Village Inc. Project);
  VRD Limited Tax Series
  1998 IDR (LOC-Comerica
  Bank)
  2.82%,
  10/01/23(b)(c)(p)        --      --        8,300         8,300,000
--------------------------------------------------------------------
Detroit (City of), Water
  Supply System;
  Refunding Sr. Lien VRD
  Series 2003 D RB
  (INS-MBIA Insurance
  Corp.)
  2.78%, 07/01/33(b)(d)   A-1+   VMIG-1     31,845        31,845,000
--------------------------------------------------------------------
Eagle Tax-Exempt Trust
  (City of Detroit
  School District); VRD
  Unlimited Tax Series
  2002-6014 A GO
  (Acquired 11/06/02;
  Cost $7,105,000)
  2.79%,
  05/01/32(b)(k)(l)       A-1+     --        7,105         7,105,000
--------------------------------------------------------------------
Kalamazoo (County of)
  Economic Development
  Corp. (Heritage
  Community Project);
  Refunding VRD Limited
  Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.75%, 05/15/17(b)(c)   A-1+     --        6,140         6,140,000
--------------------------------------------------------------------
Kent (County of)
  Hospital Finance
  Authority (Butterworth
  Health System); Health
  Care Series 1996 RB
  5.63%, 01/15/06(e)(o)    AAA     Aaa       5,275         5,424,260
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of)
  Hospital Finance
  Authority
  (Metropolitan Hospital
  Project); Refunding
  VRD Series 2005 B RB
  (LOC-ABN AMRO Bank
  N.V.)
  2.81%,
  07/01/40(b)(c)(s)        A-1     --      $ 2,700    $    2,700,000
--------------------------------------------------------------------
Michigan (State of)
  Higher Educational
  Facilities Authority
  (Hope College);
  Refunding VRD Limited
  Tax Series 2004 GO
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 04/01/34(b)(c)    A-1     --        1,900         1,900,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Genesys
  Health System);
  Refunding Hospital
  Series 1995 A RB
  8.10%, 10/01/05(e)(o)    AAA     Aaa       2,000         2,040,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Holland
  Community Hospital);
  VRD Series 2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 01/01/34(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority (Local
  Government Loan
  Program); Series 2003
  C RB
  4.00%, 05/01/06          AA      Aa2       1,000         1,007,728
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority; Series 2005
  B-2 RN (LOC-JPMorgan
  Chase Bank)
  4.00%, 08/18/06(c)      SP-1+    --       10,000        10,091,669
--------------------------------------------------------------------
Michigan (State of)
  Strategic Fund (Van
  Andel Research
  Institute Project);
  Limited Tax VRD Series
  1997 RB (LOC-LaSalle
  Bank N.A.)
  2.78%, 11/01/27(b)(c)    A-1     --        4,500         4,500,000
--------------------------------------------------------------------
Oakland (County of)
  Economic Development
  Corp. (Rochester
  College Project); VRD
  Limited Obligation
  Series 2001 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%,
  08/01/21(b)(c)(m)        --    VMIG-1      6,700         6,700,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2001 A112 RB
  (Acquired 10/13/01;
  Cost $4,885,000)
  2.77%,
  07/01/32(b)(k)(l)        --    VMIG-1      4,885         4,885,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2003 B41 RB
  (Acquired 07/09/03;
  Cost $8,995,000)
  2.77%,
  07/01/26(b)(k)(l)        --    VMIG-1    $ 8,995    $    8,995,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Water
  Supply System); VRD
  Series 2000 D RB
  (Acquired 01/21/00;
  Cost $10,000,000)
  2.77%,
  07/01/29(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Michigan Hospital
  Finance Authority);
  VRD Series 1997 X RB
  (Acquired 12/12/03;
  Cost $15,000,000)
  2.77%,
  08/15/24(b)(k)(l)        --    VMIG-1     15,000        15,000,000
====================================================================
                                                         141,228,657
====================================================================

MINNESOTA-3.45%

JPMorgan PUTTERs (State
  of Minnesota Public
  Facilities Authority);
  VRD Drinking Water
  Series 2002-319 COP
  (Acquired 07/31/03;
  Cost $13,970,000)
  2.79%,
  03/01/21(b)(k)(l)        A-1     --       13,970        13,970,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (Bethel College); VRD
  Series 2004 Five-V RB
  (LOC-Allied Irish
  Banks plc)
  2.82%,
  06/01/34(b)(c)(s)        --    VMIG-1      2,250         2,250,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (University of St.
  Thomas); VRD Series
  2004 Five-Z RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 10/01/29(b)(c)    --    VMIG-1      9,600         9,600,000
--------------------------------------------------------------------
Rochester (City of)
  Health Care Facilities
  (Mayo Foundation);
  Commercial Paper
  Notes, Adjustable
  Tender
  Series 1988 F
  2.65%, 10/06/05         A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
  Series 2000 A
  2.63%, 11/07/05         A-1+     --       16,000        16,000,000
--------------------------------------------------------------------
  Series 2000 B
  2.65%, 10/06/05         A-1+     --       20,500        20,500,000
--------------------------------------------------------------------
  Series 2001 D
  2.63%, 11/07/05         A-1+   VMIG-1     15,000        15,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of)
  Housing &
  Redevelopment
  Authority (Science
  Museum of Minnesota);
  VRD Series 1997 A RB
  (LOC-U.S. Bank, N.A.)
  2.78%, 05/01/27(b)(c)    --    VMIG-1    $17,560    $   17,560,000
====================================================================
                                                         114,880,000
====================================================================

MISSISSIPPI-0.87%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Mississippi
  Development
  Board-Jackson Water &
  Sewer); Multi-State
  Non-AMT VRD Series
  2002-22 Ctfs.
  (Acquired 09/10/03;
  Cost $9,995,000)
  2.78%,
  09/01/10(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of
  Mississippi); VRD
  Unlimited Tax Series
  2002-6018 A COP
  (Acquired 11/20/02;
  Cost $3,200,000)
  2.79%,
  11/01/22(b)(k)(l)       A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Jackson (City of);
  Refunding Unlimited
  Tax Series 2005 GO
  (INS-Ambac Assurance
  Corp.)
  3.00%, 10/01/05(d)       AAA     Aaa       1,055         1,055,000
--------------------------------------------------------------------
Mississippi (State of)
  Business Finance Corp.
  (St. Andrew Episcopal
  Day Project); VRD
  Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.79%,
  07/01/25(b)(c)(s)        --    VMIG-1      3,800         3,800,000
--------------------------------------------------------------------
Mississippi (State of)
  Development Bank
  Special Obligation
  (Wilkinson County
  Correction Facility);
  VRD Series 2005 B RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 08/01/16(b)(d)   A-1+     --       11,000        11,000,000
====================================================================
                                                          29,050,000
====================================================================

MISSOURI-0.75%

Missouri (State of)
  Development Finance
  Board (Association of
  Municipal Lease
  Financing Program);
  Commercial Paper Notes
  Series 2005 (LOC-U.S.
  Bank, N.A.)
  2.72%, 10/26/05(c)       --      P-1      10,599        10,599,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of)
  Development Finance
  Board (Center of
  Creative Arts
  Project); Cultural
  Facilities VRD Series
  2004 RB (LOC-National
  City Bank)
  2.80%, 07/01/24(b)(c)    --    VMIG-1    $ 2,200    $    2,200,000
--------------------------------------------------------------------
Platte (County of)
  Industrial Development
  Authority (Southern
  Platte County Athletic
  Assoc. Inc.);
  Recreational
  Facilities VRD Series
  2005 A RB (LOC-Bank of
  America, N.A.)
  2.77%, 10/01/25(b)(c)    --    VMIG-1      2,140         2,140,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Friendship
  Village of South
  County);
  VRD Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/21(b)(c)    A-1     --        5,615         5,615,000
--------------------------------------------------------------------
  VRD Series 2002 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/22(b)(c)    A-1     --        2,915         2,915,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Whitfield
  School Inc.);
  Educational Facilities
  Refunding VRD Series
  2004 B IDR (LOC-U.S.
  Bank, N.A.)
  2.80%, 06/15/24(b)(c)   A-1+     --        1,500         1,500,000
====================================================================
                                                          24,969,000
====================================================================

MONTANA-0.33%

Montana (State of)
  Facility Finance
  Authority (Mission
  Ridge Project); VRD
  Series 2002 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%,
  08/01/27(b)(c)(g)(m)     --      --       11,115        11,115,000
====================================================================

NEBRASKA-1.33%

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,995         5,995,000
--------------------------------------------------------------------
  VRD Series 1985 B RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      3,590         3,590,000
--------------------------------------------------------------------
  VRD Series 1985 D RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,865         5,865,000
--------------------------------------------------------------------
  VRD Series 1985 E RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1     28,635        28,635,000
====================================================================
                                                          44,085,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEVADA-0.17%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Washoe); Refunding VRD
  Limited Tax Series
  2001-24 Single Asset
  Trust Ctfs. (Acquired
  06/21/01; Cost
  $5,500,000)
  2.78%,
  07/01/09(b)(k)(l)        --    VMIG-1    $ 5,500    $    5,500,000
====================================================================

NEW HAMPSHIRE-0.39%

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-772 RB
  (Acquired 01/22/03;
  Cost $5,475,000)
  2.79%,
  01/01/17(b)(k)(l)        A-1     --        5,475         5,475,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-866 RB
  (Acquired 10/23/03;
  Cost $7,485,000)
  2.79%,
  08/15/21(b)(k)(l)        A-1     --        7,485         7,485,000
====================================================================
                                                          12,960,000
====================================================================

NEW MEXICO-0.11%

New Mexico (State of)
  Finance Authority
  (University of New
  Mexico Health Sciences
  Center Project); VRD
  Cigarette Tax Series
  2004 B RB (INS-MBIA
  Insurance Corp.)
  2.78%, 04/01/19(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
New Mexico (State of)
  Hospital Equipment
  Loan Council (Dialysis
  Clinic Inc. Project);
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.82%, 07/01/25(b)(c)    --    VMIG-1      2,000         2,000,000
====================================================================
                                                           3,500,000
====================================================================

NEW YORK-2.23%

ABN AMRO Munitops Ctfs.
  Trust (Triborough
  Bridge & Tunnel
  Authority); Non-AMT
  VRD Series 2002-31
  Ctfs. (Acquired
  03/24/04; Cost
  $16,000,000)
  2.76%,
  11/15/10(b)(k)(l)        --    VMIG-1     16,000        16,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEW YORK-(CONTINUED)

New York (City of)
  (Subseries E-3); VRD
  Unlimited Tax Series
  2005 E GO (LOC-Bank of
  America, N.A.)
  2.75%, 08/01/34(b)(c)   A-1+   VMIG-1    $58,200    $   58,200,000
====================================================================
                                                          74,200,000
====================================================================

NORTH CAROLINA-2.40%

Charlotte (City of);
  Commercial Paper
  Series 2005 BAN GO
  2.65%, 01/11/06         A-1+     --        4,700         4,700,000
--------------------------------------------------------------------
  2.70%, 04/04/06         A-1+     --        7,600         7,600,000
--------------------------------------------------------------------
  2.92%, 05/09/06         A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency (Barton
  College); Educational
  Facilities VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 07/01/19(b)(c)    --    VMIG-1      5,325         5,325,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Canterbury School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 08/01/22(b)(c)    --    VMIG-1        580           580,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Capital Area YMCA
  Project); VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.76%,
  05/01/22(b)(c)(g)        --      --       13,500        13,500,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Fayetteville
  University); Student
  Housing Facilities VRD
  Series 2001 RB (LOC-
  Wachovia Bank N.A.)
  2.75%, 11/01/33(b)(c)   A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Greensboro College
  Project); Educational
  Facilities VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  09/01/27(b)(c)(g)        --      --        9,285         9,285,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Guilford College);
  Capital Facilities VRD
  Series 2005 B RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 09/01/35(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State
  of) Medical Care
  Commission (Lutheran
  Services for Aging);
  Health Care Facilities
  VRD Series 1998 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.75%, 03/01/28(b)(c)    A-1   VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Pooled
  Equipment Financing
  Project); Hospital VRD
  Series 1985 ACES RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/25(b)(d)    A-1   VMIG-1      5,200         5,200,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission
  (Southeastern Regional
  Medical Center);
  Hospital VRD Series
  2005 (LOC-Branch
  Banking & Trust Co.)
  2.77%, 06/01/37(b)(c)    --    VMIG-1      3,000         3,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Westcare
  Health System);
  Hospital VRD Series
  2002 A RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 09/01/22(b)(c)    --    VMIG-1      7,855         7,855,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission; Refunding
  First Mortgage Health
  Care Facilities VRD
  Series 2004 C RB
  (LOC-SunTrust Bank)
  2.77%, 11/01/27(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wachovia MERLOTs (North
  Carolina (State of)
  Eastern Municipal
  Power Agency); VRD
  Series 2005 A02 RB
  (Acquired 04/12/05;
  Cost $7,140,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1      7,140         7,140,000
====================================================================
                                                          79,985,000
====================================================================

OHIO-2.84%

Akron, Bath & Copley
  (Townships of) Joint
  Township Hospital
  District (Summa Health
  Systems); Hospital
  Facilities VRD Series
  2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 11/01/34(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OHIO-(CONTINUED)

Cambridge (City of)
  Hospital Facilities
  (Regional Medical
  Center Project);
  Refunding &
  Improvement VRD Series
  2001 RB (LOC-National
  City Bank)
  2.78%, 12/01/21(b)(c)    --    VMIG-1    $10,790    $   10,790,000
--------------------------------------------------------------------
Centerville (City of)
  (Bethany Lutheran
  Village Project);
  Health Care VRD Series
  1994 RB (LOC-National
  City Bank)
  2.79%, 11/01/13(b)(c)    --    VMIG-1      2,905         2,905,000
--------------------------------------------------------------------
Cuyahoga (County of)
  Health Care Facilities
  (Judson Retirement
  Community); Refunding
  VRD Series 2000 RB
  (LOC-National City
  Bank)
  2.77%, 11/15/19(b)(c)    A-1     --        3,735         3,735,000
--------------------------------------------------------------------
Franklin (County of)
  Health Care Facilities
  (First Community
  Village); Refunding &
  Improvement VRD Series
  2005 RB (LOC-Sovereign
  Bank, KBC Bank N.V.)
  2.77%,
  03/01/36(b)(c)(s)       A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Lakewood (City of);
  Limited Tax Series
  2005 BAN GO
  3.50%, 06/15/06          --     MIG-1      4,000         4,020,121
--------------------------------------------------------------------
Lorain (County of) (EMH
  Regional Medical
  Center Project);
  Hospital Facilities
  VRD Series 2001 RB
  (LOC-National City
  Bank)
  2.82%,
  05/01/26(b)(c)(p)        --      --       14,730        14,730,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 1997 B RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/28(b)(d)   A-1+   VMIG-1     19,100        19,100,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 2002 B RB
  (LOC-Fifth Third Bank)
  2.77%, 12/01/27(b)(c)    --    VMIG-1      6,800         6,800,000
--------------------------------------------------------------------
Marion (County of)
  (Pooled Lease
  Program); Hospital
  Improvement VRD Series
  1990 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 08/01/20(b)(c)   A-1+     --        1,245         1,245,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
OHIO-(CONTINUED)

Middleburg Heights (City
  of) (Southwest General
  Health); Hospital
  Improvement VRD Series
  1997 RB (LOC-Fifth
  Third Bank)
  2.77%, 08/15/22(b)(c)   A-1+     --      $ 5,230    $    5,230,000
--------------------------------------------------------------------
Montgomery (County of)
  (St. Vincent DePaul
  Society); Limited
  Obligation VRD Series
  1996 RB (LOC-National
  City Bank)
  2.78%, 12/01/10(b)(c)    A-1     --        1,560         1,560,000
--------------------------------------------------------------------
Solon (City of); Series
  2004 BAN
  2.75%, 12/01/05(p)       --      --        3,000         3,003,322
--------------------------------------------------------------------
Summit (County of) Port
  Authority (Lawrence
  School Project); VRD
  Series 2005 RB
  (LOC-Fifth Third Bank)
  2.68%,
  08/01/30(b)(c)(g)        --      --        8,475         8,475,000
--------------------------------------------------------------------
Upper Arlington (City
  of); Street
  Improvement Limited
  Tax Series 2005 BAN GO
  3.00%, 01/10/06          --     MIG-1      1,802         1,806,063
--------------------------------------------------------------------
Youngstown (City of)
  Local School District;
  Classroom Facilities &
  School Improvement
  Unlimited Tax Series
  2005 GO (INS-Financial
  Security Assurance
  Inc.)
  3.00%, 12/01/05(d)       AAA     Aaa       1,000         1,001,281
====================================================================
                                                          94,400,787
====================================================================

OKLAHOMA-1.67%

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks
  Apartments Projects);
  Refunding Multi-Family
  Housing VRD Series
  2000 RB (CEP-Federal
  National Mortgage
  Association)
  2.77%, 07/15/30(b)(m)   A-1+     --       27,695        27,695,000
--------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (Capitol
  Dome Project); VRD
  Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.85%, 06/01/11(b)(c)   A-1+     --        2,910         2,910,000
--------------------------------------------------------------------
Oklahoma (State of)
  Water Resource Board
  Program; State Loan
  Program
  VRD Series 1995 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        6,690         6,690,000
--------------------------------------------------------------------
  VRD Series 1997 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        5,865         5,865,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of)
  Economic Development
  Authority (Oklahoma
  State University
  Foundation Phase III
  Project); Student
  Housing VRD Series
  2002 RB (INS-Ambac
  Assurance Corp.)
  2.78%, 07/01/32(b)(d)    --    VMIG-1    $10,000    $   10,000,000
--------------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (YMCA of Greater Tulsa
  Project); VRD Series
  1999 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.75%,
  05/01/19(b)(c)(g)        --      --        2,355         2,355,000
====================================================================
                                                          55,515,000
====================================================================

OREGON-0.08%

JPMorgan PUTTERs (City
  of Portland); Sewer
  System VRD Series 2004
  614 RB (Acquired
  12/02/04; Cost
  $1,600,000)
  2.79%,
  10/01/12(b)(k)(l)        --    VMIG-1      1,600         1,600,000
--------------------------------------------------------------------
Portland (City of)
  Housing Authority
  (Riverwood Project);
  Multi-Family Housing
  Series 1995 RB
  6.00%, 01/01/06(e)(o)    AAA     NRR       1,170         1,180,594
====================================================================
                                                           2,780,594
====================================================================

PENNSYLVANIA-5.34%

ABN AMRO Munitops Ctfs.
  Trust (City of Reading
  School District);
  Non-AMT VRD Series
  2003-20 Ctfs.
  (Acquired 03/02/05;
  Cost $4,225,000)
  2.78%,
  07/15/11(b)(g)(k)(l)     --      --        4,225         4,225,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2001-30
  Ctfs. (Acquired
  10/31/02; Cost
  $5,000,000)
  2.77%,
  09/01/09(b)(k)(l)        --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2003-24
  Ctfs. (Acquired
  03/08/04; Cost
  $16,500,000)
  2.77%,
  06/01/11(b)(k)(l)        --    VMIG-1     16,500        16,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 08/01/32(b)(c)    --    VMIG-1    $10,300    $   10,300,000
--------------------------------------------------------------------
Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2005 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 04/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Chartiers Valley
  (Community of)
  Industrial &
  Commercial Development
  Authority (Asbury
  Villas Project); VRD
  Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/30(b)(c)    A-1     --        7,160         7,160,000
--------------------------------------------------------------------
Chester (County of)
  Health & Educational
  Facilities Authority
  (Kendall-Crosslands
  Community Project);
  Retirement Community
  VRD Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  04/01/33(b)(c)(s)       A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Delaware (County of)
  Authority (Riddle
  Village Project);
  Refunding VRD Series
  2005 A RB
  (LOC-Sovereign Bank,
  Lloyds Bank)
  2.75%,
  06/01/36(b)(c)(s)       A-1+     --        8,230         8,230,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/17(b)(c)(s)       A-1+   VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/19(b)(c)(s)       A-1+   VMIG-1      3,400         3,400,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/20(b)(c)(s)       A-1+   VMIG-1      4,750         4,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Delaware Valley
  Regional); VRD Series
  2001-3801 COP
  (Acquired 06/04/01;
  Cost $8,900,000)
  2.78%,
  08/01/28(b)(k)(l)       A-1+     --        8,900         8,900,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Emmaus (City of) General
  Authority
  (Pennsylvania Loan
  Program); VRD Series
  2000 A RB
  (INS-Financial
  Security Assurance
  Corp.)
  2.78%, 03/01/30(b)(d)   A-1+     --      $ 2,450    $    2,450,000
--------------------------------------------------------------------
Franklin (County of)
  Industrial Development
  Authority
  (Chambersburg Hospital
  Obligated Group
  Projects); Health Care
  VRD Series 2000 IDR
  (INS-Ambac Assurance
  Corp.)
  2.85%, 12/01/24(b)(d)   A-1+     --        3,385         3,385,000
--------------------------------------------------------------------
Geisinger Authority
  (Geisinger Health
  System); Commercial
  Paper Notes Series
  2005
  2.47%, 10/05/05         A-1+   VMIG-1     30,000        30,000,000
--------------------------------------------------------------------
Lackawanna (County of);
  Unlimited Tax Series
  2004 B GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 10/15/29(b)(d)   A-1+     --       11,335        11,335,000
--------------------------------------------------------------------
Lehigh (County of)
  Industrial Development
  Authority (Allegheny
  Electric Coop. Inc.);
  Refunding
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  06/01/14(c)(j)(s)       A-1+     --          950           950,000
--------------------------------------------------------------------
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  10/01/14(c)(j)(s)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Luzerne (County of)
  Industrial Development
  Authority (Methodist
  Homes); VRD Series
  2003 IDR
  (LOC-Sovereign Bank,
  Bank of New York)
  2.81%, 02/01/29(b)(c)   A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Montgomery (County of)
  Higher Education &
  Health Authority (Holy
  Redeemer Health
  System); Health Care
  Series 1997 A RB
  (INS-Ambac Assurance
  Corp.)
  5.50%, 10/01/05(d)       AAA     Aaa       2,240         2,240,000
--------------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Peco);
  Refunding VRD Series
  1999 A PCR
  (LOC-Wachovia Bank,
  N.A.)
  2.76%, 10/01/30(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (Washington &
  Jefferson
  Development); VRD
  Series 2005 A RB
  (LOC-Sovereign Bank,
  UniCredito Italiano
  S.p.A.)
  2.79%,
  11/01/36(b)(c)(s)        --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (University
  Properties, Inc.
  Student Housing
  Project); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.77%, 08/01/35(b)(c)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Intergovernmental
  Cooperative Authority
  (Philadelphia
  Funding); Refunding
  Special Tax VRD Series
  2003 RB (INS-Ambac
  Assurance Corp.)
  2.76%, 06/15/22(b)(d)   A-1+   VMIG-1     15,500        15,500,000
--------------------------------------------------------------------
Philadelphia (City of)
  Authority for
  Industrial Development
  (Pennsylvania School
  for the Deaf); VRD
  Series 2002 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.80%, 11/01/32(b)(c)    --    VMIG-1      1,900         1,900,000
--------------------------------------------------------------------
Pottstown (Borough of)
  Authority (The Hill
  School Project);
  Educational Facilities
  VRD Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  08/01/32(b)(c)(s)        --    VMIG-1      1,400         1,400,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Scranton & County
  of Lackawanna Health &
  Welfare Authority);
  VRD Series 2002 A-18
  RB (Acquired 03/22/02;
  Cost $5,075,000)
  2.77%,
  03/01/15(b)(k)(l)        --    VMIG-1      5,075         5,075,000
--------------------------------------------------------------------
Wilkinsburg (City of)
  Joint Water Authority;
  Refunding Water Series
  2002 B RB
  (INS-Financial
  Security Assurance
  Inc.)
  4.25%, 03/15/06(d)       AAA     Aaa       1,065         1,072,954
====================================================================
                                                         177,552,954
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


SOUTH CAROLINA-2.59%

Charleston (County of)
  School District
  Development Corp.;
  Unlimited Tax Series
  2005 TAN GO (CEP-South
  Carolina State
  Department of
  Education)
  3.75%, 04/13/06          --     MIG-1    $17,265    $   17,373,562
--------------------------------------------------------------------
Cherokee (County of)
  (Newark Electronics
  Division); Industrial
  VRD Series 1985 RB
  (LOC-LaSalle Bank
  N.A.)
  2.76%, 12/01/15(b)(c)    A-1     --        6,500         6,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of South
  Carolina Public
  Service Authority);
  VRD Series 2000-4001 A
  COP (Acquired
  09/08/00; Cost
  $10,100,000)
  2.79%,
  01/01/22(b)(k)(l)       A-1+     --       10,100        10,100,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of South
  Carolina
  Transportation
  Infrastructure Bank);
  Floating Rate Trust
  Ctfs. VRD Series
  2002-728 RB (Acquired
  01/13/02; Cost
  $7,185,000)
  2.78%,
  11/15/02(b)(k)(l)        --    VMIG-1      7,185         7,185,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (Morris
  College Project); VRD
  Series 1997 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/30/02; Cost
  $2,100,000)
  2.80%,
  07/01/17(b)(c)(k)       A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (The
  Allen University
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 03/27/01;
  Cost $2,700,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
South Carolina (State
  of) Housing Finance &
  Development Authority
  (Spartanburg-Oxford
  Project); Refunding
  Multi-Family Rental
  Housing VRD 2001 A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 08/01/31(b)      A-1+     --        5,385         5,385,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Children's
  Home Project); VRD
  Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/23(b)(c)    --    VMIG-1    $ 3,365    $    3,365,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Piedmont
  Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  09/01/32(b)(c)(g)        --      --        3,900         3,900,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Catholic Diocese of
  South Carolina
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 07/23/02;
  Cost $2,840,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,840         2,840,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Hammond School
  Project); VRD Series
  2005 RB (LOC-Carolina
  First Bank, Wells
  Fargo Bank, N.A.)
  2.76%, 05/01/35(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Presbyterian Home of
  South Carolina
  Project); VRD Series
  2003 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.81%, 04/01/20(b)(c)   A-1+     --        4,360         4,360,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of South Carolina
  Public Service
  Authority); VRD Series
  2000 L RB (Acquired
  02/25/00; Cost
  $18,090,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1     18,090        18,090,000
====================================================================
                                                          85,998,562
====================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of)
  Health & Educational
  Facilities Authority
  (University of Sioux
  Falls); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 10/01/16(b)(c)   A-1+     --        2,960         2,960,000
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


TENNESSEE-3.32%

Clarksville (City of)
  Public Building
  Authority
  (Murfreesboro); Pooled
  Financing VRD Series
  1996 RB (LOC-SunTrust
  Bank) (Acquired
  06/30/05; Cost
  $2,800,000)
  2.75%,
  07/01/11(b)(c)(k)        --    VMIG-1    $ 2,800    $    2,800,000
--------------------------------------------------------------------
Clarksville (City of)
  Public Building
  Authority (Tennessee
  Municipal Bond Fund);
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  08/09/05; Cost
  $13,823,000)
  2.75%,
  06/01/29(b)(c)(k)(m)     --    VMIG-1     13,823        13,823,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chattanooga);
  VRD Series 2000-4202 A
  COP (Acquired
  10/10/00; Cost
  $14,040,000)
  2.79%,
  10/01/27(b)(k)(l)       A-1+     --       14,040        14,040,000
--------------------------------------------------------------------
Greeneville (City of)
  Industrial Development
  Board (Pet Inc.
  Project); Refunding
  VRD Series 1993 IDR
  (LOC-BNP Paribas)
  2.78%,
  05/01/13(b)(c)(s)        --      Aa2       2,050         2,050,000
--------------------------------------------------------------------
Jackson (City of) Energy
  Authority; Wastewater
  System VRD Series 2002
  RB (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 12/01/22(b)(d)    --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Knox (County of) Health
  Educational & Housing
  Facility Board
  (Volunteer Student
  Housing LLC Project);
  Student Housing VRD
  Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  09/01/34(b)(c)(s)        --    VMIG-1      7,000         7,000,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (City of
  Nashville & County of
  Davidson); Unlimited
  Tax VRD Series
  2003-871 GO (Acquired
  11/17/03; Cost
  $4,995,000)
  2.78%,
  10/15/10(b)(k)(l)        --    VMIG-1      4,995         4,995,000
--------------------------------------------------------------------
Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Health &
  Educational Facilities
  Board (Adventist
  Health System); VRD
  Series 1997 A RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/27(b)(c)   A-1+   VMIG-1      2,325         2,325,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Industrial
  Development Board
  (YMCA Projects); VRD
  Series 1998 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/11/05; Cost
  $5,935,000)
  2.75%,
  12/01/18(b)(c)(g)(k)     --      --      $ 5,935    $    5,935,000
--------------------------------------------------------------------
Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement); VRD
  Series 1995 A RB
  (INS-Ambac Assurance
  Corp.)
  2.77%,
  06/01/15(b)(d)(m)        --    VMIG-1      4,870         4,870,000
--------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  (INS-Ambac Assurance
  Corp.)
  2.77%, 06/01/06(b)(d)    --    VMIG-1        615           615,000
--------------------------------------------------------------------
  VRD Series 1997 I A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/22(b)(d)    --    VMIG-1      5,900         5,900,000
--------------------------------------------------------------------
  VRD Series 1997 II E-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/21(b)(d)    --    VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
  VRD Series 1997 II E-3
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/10(b)(d)    --    VMIG-1      1,285         1,285,000
--------------------------------------------------------------------
  VRD Series 1997 II E-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
  VRD Series 1997 II F-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,035         1,035,000
--------------------------------------------------------------------
  VRD Series 1997 II F-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/27(b)(d)    --    VMIG-1      2,210         2,210,000
--------------------------------------------------------------------
  VRD Series 1999 II A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/24(b)(d)    --    VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
  VRD Series 1999 II B-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/25(b)(d)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-1
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/35(d)(h)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-3
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/30(d)(h)    --    VMIG-1      5,850         5,850,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement);
  VRD Series 2005 V1 F-4
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/14(d)(h)    --    VMIG-1    $ 2,500    $    2,500,000
--------------------------------------------------------------------
Shelby (County of)
  Health, Educational &
  Housing Facilities
  Board (Memphis College
  Art Project); VRD
  Series 2003 RB
  (LOC-Regions Bank)
  2.79%, 08/01/23(b)(c)    --    VMIG-1      3,985         3,985,000
--------------------------------------------------------------------
Williamson (County of)
  Industrial Development
  Board (Currey Ingram
  Academy); Educational
  Facilities VRD Series
  2003 RB (LOC-SunTrust
  Bank)
  2.83%, 04/01/23(b)(c)    --    VMIG-1      2,400         2,400,000
====================================================================
                                                         110,468,000
====================================================================

TEXAS-10.78%

ABN AMRO Munitops Ctfs.
  Trust (City of Leander
  Independent School
  District); Unlimited
  Multi-State Non-AMT
  VRD Series 2002-16
  Ctfs. (Acquired
  08/20/03; Cost
  $5,395,000)
  2.78%,
  08/15/10(b)(k)(l)        --    VMIG-1      5,395         5,395,000
--------------------------------------------------------------------
Aldine (City of)
  Independent School
  District; Unlimited
  Tax School Building
  VRD Series 2003 GO
  (CEP-Texas Permanent
  School Fund)
  2.75%, 06/15/06(e)(q)   A-1+   VMIG-1      3,750         3,750,000
--------------------------------------------------------------------
Amarillo (City of)
  Health Facilities
  Corp. (Panhandle
  Pooled Health Care
  Loan Program); ACES
  VRD Series 1985 RB
  (LOC-BNP Paribas)
  2.85%,
  05/31/25(b)(c)(m)(s)     --    VMIG-1      6,633         6,633,000
--------------------------------------------------------------------
Austin (County of)
  Industrial Development
  Corp. (Justin
  Industries Inc.
  Project); VRD Series
  1984 IDR (LOC-JPMorgan
  Chase Bank)
  2.75%, 12/01/14(b)(c)    --      P-1       1,400         1,400,000
--------------------------------------------------------------------
Crawford (City of)
  Education Facilities
  Corp. (Prince Peace
  Christian School); VRD
  Series 2005 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.75%, 05/01/30(b)(c)   A-1+     --        5,825         5,825,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Crawford (City of)
  Education Facilities
  Corp. Package
  (University Parking
  System Project);
  Refunding VRD Series
  2004 A RB (LOC-BNP
  Paribas)
  2.84%,
  05/01/35(b)(c)(s)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston
  Airport); VRD Series
  2000-4307 COP
  (Acquired 11/15/00;
  Cost $15,750,000)
  2.79%,
  07/01/28(b)(k)(l)       A-1+     --       15,750        15,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  1997-4305 A COP
  (Acquired 04/27/99;
  Cost $14,005,000)
  2.79%,
  12/01/27(b)(k)(l)       A-1+     --       14,005        14,005,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  2002-6019 A COP
  (Acquired 11/13/02;
  Cost $8,910,000)
  2.79%,
  12/01/30(b)(k)(l)       A-1+     --        8,910         8,910,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2001-4305 COP
  (Acquired 05/08/01;
  Cost $7,390,000)
  2.79%,
  08/01/14(b)(k)(l)       A-1+     --        7,390         7,390,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2002-6012 A COP
  (Acquired 11/20/02;
  Cost $1,580,000)
  2.79%,
  08/15/30(b)(k)(l)       A-1+     --        1,580         1,580,000
--------------------------------------------------------------------
Grand Prairie (City of)
  Housing Finance Corp.
  (Lincoln Property
  Co.); Refunding
  Multi-Family Housing
  VRD Series 1993 RB
  (CEP-General Electric
  Corp.)
  2.83%, 06/01/10(b)      A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp. (St.
  Luke's Episcopal);
  Refunding VRD Series
  2005 A RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 02/15/32(b)(d)   A-1+   VMIG-1     13,000        13,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of)
  Health Facilities
  Development Corp.
  (Texas Children's
  Hospital Project);
  Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(r)       AAA     Aaa     $ 1,250    $    1,250,000
--------------------------------------------------------------------
Harris (County of)
  Hospital District;
  Sub. Lien Commercial
  Paper Series 2005 A RN
  (LOC-Bank of America,
  N.A.)
  2.45%, 10/17/05(c)      A-1+     --       11,251        11,251,000
--------------------------------------------------------------------
Harris (County of)
  Houston Texas Sports
  Authority (Rodeo); Jr.
  Lein VRD Series 2001 C
  RB (INS-MBIA Insurance
  Corp.)
  2.83%, 11/15/30(b)(d)   A-1+   VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
Harris (County of)
  Industrial Development
  Corp. (Baytank Houston
  Inc. Project);
  Refunding VRD Series
  1998 RB (LOC-Royal
  Bank of Canada)
  2.76%,
  02/01/20(b)(c)(s)       A-1+     --        1,600         1,600,000
--------------------------------------------------------------------
Hays (County of)
  Memorial Health
  Facilities Development
  Corp. (Central Texas
  Medical Center
  Project); Hospital VRD
  Series 1990 B RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/14(b)(c)   A-1+     --       10,200        10,200,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  2.70%,
  11/01/05(e)(f)(s)       A-1+     P-1      10,640        10,640,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO
  Project-Standard Oil
  Co.); VRD Series 1983
  PCR
  2.80%,
  03/01/06(e)(f)(s)       A-1+     --       12,775        12,775,000
--------------------------------------------------------------------
Houston (City of);
  Commercial Paper Notes
  Series 2005 D GO
  2.62%, 10/18/05          A-1     P-1       7,000         7,000,000
--------------------------------------------------------------------
  Series 2005 D GO
  2.65%, 11/15/05          A-1     P-1      17,000        17,000,000
--------------------------------------------------------------------
Houston (City of) Health
  Facilities Development
  Corp. (Buckingham
  Senior Living
  Project); Retirement
  Facility VRD Series
  2004 C RB (LOC-LaSalle
  Bank N.A.)
  2.76%,
  02/15/34(b)(c)(g)        --      --        1,100         1,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher
  Education Finance
  Corp. (Houston Baptist
  University); Higher
  Education Refunding
  VRD Series 2000 RB
  (LOC-JPMorgan Chase
  Bank)
  2.83%,
  07/01/20(b)(c)(g)        --      --      $ 3,565    $    3,565,000
--------------------------------------------------------------------
Houston (City of) Higher
  Education Finance
  Corp. (Tierwester
  Oaks); Housing VRD
  Series 2003 A RB
  (LOC-Bank of New York)
  2.67%, 03/01/33(c)(j)    --    VMIG-1     11,085        11,085,000
--------------------------------------------------------------------
Hunt (County of) Health
  Facilities Development
  Corp. (Universal
  Health Services
  Greenville); VRD
  Series 1985 IDR
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 10/01/15(b)(c)   A-1+     --        3,100         3,100,000
--------------------------------------------------------------------
JPMorgan PUTTERs (County
  of Bexar); Limited Tax
  VRD Series 2004 530 GO
  (Acquired 10/28/04;
  Cost $4,635,000)
  2.75%,
  06/15/12(b)(k)(l)        --    VMIG-1      4,635         4,635,000
--------------------------------------------------------------------
Kendleton (City of)
  Higher Education
  Finance Corp. (Dallas
  Theological Project);
  VRD Limited Tax
  Obligation Series 2003
  A RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 07/01/33(b)(c)   A-1+     --        1,300         1,300,000
--------------------------------------------------------------------
Lamar (County of)
  Consolidated
  Independent School
  District; Unlimited
  Tax Series 1999 GO
  (CEP-Texas Permanent
  School Fund)
  6.50%, 02/15/06          AAA     Aaa       1,240         1,257,678
--------------------------------------------------------------------
Lancaster (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series
  2002 GO (CEP-Texas
  Permanent
  School Fund)
  4.00%, 02/15/06          --      Aaa       1,005         1,010,251
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (City of Brazosport
  Independent School
  District); Refunding
  Unlimited Tax VRD
  Series 2003 PT-1690 GO
  (Acquired 02/20/03;
  Cost $4,868,000)
  2.79%,
  08/15/10(b)(k)(l)        --    VMIG-1      4,868         4,868,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Merrill Lynch P-Floats
  (County of Lamar
  Independent School
  District); Unlimited
  Tax VRD Series 2005
  PT-2860 GO (Acquired
  09/09/05; Cost
  $9,775,000)
  2.79%,
  02/15/25(b)(k)(l)        A-1     --      $ 9,775    $    9,775,000
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (Harris County
  Hospital District);
  VRD Series 2002 PT-665
  RB (Acquired 10/02/02;
  Cost $5,935,000)
  2.79%,
  08/15/08(b)(k)(l)        A-1     --        5,935         5,935,000
--------------------------------------------------------------------
Mesquite (City of)
  Health Facilities
  Development Corp.;
  Retirement Facility
  VRD Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/15/30(b)(c)    A-1     --        7,630         7,630,000
--------------------------------------------------------------------
Metropolitan Higher
  Education Authority
  (University of Dallas
  Project); Higher
  Education VRD Series
  1999 RB (LOC-JPMorgan
  Chase Bank)
  2.80%,
  05/01/19(b)(c)(g)        --      --        6,170         6,170,000
--------------------------------------------------------------------
Nueces (County of)
  Health Facilities
  Development Corp.
  (Driscoll Children's
  Foundation); Floating
  Rate Series 1985 RB
  (LOC-JPMorgan Chase
  Bank)
  2.82%, 07/01/15(b)(c)    --    VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Polly Ryon Hospital
  Authority (Polly Ryon
  Memorial Hospital);
  Hospital VRD Series
  2001 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/01/26(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Red River Authority
  (Southwestern Public
  Services); Refunding
  VRD Series 1996 PCR
  (INS-Ambac Assurance
  Corp.)
  2.78%, 07/01/16(b)(d)   A-1+   VMIG-1      3,350         3,350,000
--------------------------------------------------------------------
San Gabriel Health
  Facilities Development
  Corp. (YMCA of Greater
  Williamson County
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 04/01/26(b)(c)    --    VMIG-1      1,100         1,100,000
--------------------------------------------------------------------
Sherman (City of) Higher
  Education Finance
  Corp. (Austin College
  Project); Higher
  Education VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  01/01/18(b)(c)(m)       A-1+     --       12,188        12,188,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of);
  Unlimited Tax Series
  2005 TRAN GO
  4.50%, 08/31/06         SP-1+   MIG-1    $39,000    $   39,516,269
--------------------------------------------------------------------
Travis (County of);
  Limited Tax Series
  2005 Ctfs. GO
  2.75%, 03/01/06          AAA     Aaa       1,225         1,225,970
--------------------------------------------------------------------
University of Texas
  Board of Regents
  (Revenue Financing
  System); Commercial
  Paper Notes Series
  2005 A
  2.55%, 10/13/05          A-1     P-1      23,378        23,378,000
--------------------------------------------------------------------
  2.62%, 10/17/05          A-1     P-1       5,000         5,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Austin); VRD Series
  2000 A26 RB (Acquired
  11/09/04; Cost
  $9,230,000)
  2.11%,
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      9,230         9,230,000
--------------------------------------------------------------------
Wachovia MERLOTs (Harris
  County Toll Road); VRD
  Series 2003 B16 RB
  (Acquired 02/19/03;
  Cost $16,010,000)
  2.77%,
  08/15/25(b)(k)(l)        --    VMIG-1     16,010        16,010,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Jefferson County
  Health Facilities
  Development Corp.);
  VRD Series 2001 A83 RB
  (Acquired 11/18/03;
  Cost $3,565,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        3,565         3,565,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Southeast Texas
  Housing Finance
  Corp.); VRD Series
  2001 A18 RB (Acquired
  11/18/03; Cost
  $2,845,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        2,845         2,845,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of Texas);
  Refunding VRD Series
  2003 B14 RB (Acquired
  01/29/03; Cost
  $7,990,000)
  2.77%,
  08/15/22(b)(k)(l)        --    VMIG-1      7,990         7,990,000
====================================================================
                                                         358,483,168
====================================================================

UTAH-1.14%

Duchesne (County of)
  School District (Utah
  Municipal Building
  Authority); Lease VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 06/01/21(b)(c)   A-1+     --          900           900,000
--------------------------------------------------------------------
Eagle Mountain (City
  of); Gas & Electric
  VRD Series 2001 RB
  (LOC-BNP Paribas)
  2.74%,
  12/01/25(b)(c)(s)        --    VMIG-1      6,170         6,170,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

UTAH-(CONTINUED)

Merrill Lynch P-Floats
  (City of Murray
  Hospital); VRD Series
  2002 PA-1066 RB
  (Acquired 10/02/02;
  Cost $5,995,000)
  2.79%,
  05/15/22(b)(k)(l)        A-1     --      $ 5,995    $    5,995,000
--------------------------------------------------------------------
Salt Lake (County of)
  Housing Authority
  (Crossroads Apartments
  Project); Refunding
  Multi-Family VRD
  Series 2003 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 02/15/31(b)      A-1+     --        4,435         4,435,000
--------------------------------------------------------------------
Sanpete (County of)
  School Facility
  (Wasatch Academy); VRD
  Series 2003 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 08/01/28(b)(c)   A-1+     --          800           800,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Intermountain Power
  Agency); Power Supply
  VRD Series 2002 A59 RB
  (Acquired 10/23/02;
  Cost $6,880,000)
  2.77%,
  07/01/10(b)(k)(l)        --    VMIG-1      6,880         6,880,000
--------------------------------------------------------------------
Wasatch (County of)
  Jordanelle Special
  Service District
  (Tuhaye Project);
  Special Assignment VRD
  Series 2005 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 09/01/25(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
West Jordan (City of)
  (Broadmoor Village
  Apartments LLC
  Project); Refunding
  Multi-Family Housing
  VRD Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 12/01/34(b)      A-1+     --        9,675         9,675,000
====================================================================
                                                          37,855,000
====================================================================

VERMONT-0.13%

Vermont (State of)
  Industrial Development
  Authority (Central
  Vermont Public Service
  Corp.); Hydroelectric
  VRD Series 1984 IDR
  (LOC-Citizens Bank of
  Massachusetts)
  2.65%, 12/01/13(c)(j)   A-1+     --        1,755         1,755,000
--------------------------------------------------------------------
Vermont (State of)
  Student Assistance
  Corp.; Student Loan
  VRD Series 1985 RB
  (LOC-State Street Bank
  & Trust Co.)
  2.60%, 01/01/08(c)(j)    --    VMIG-1      2,640         2,640,000
====================================================================
                                                           4,395,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

VIRGINIA-0.35%

Rockingham (County of)
  Industrial Development
  Authority (Sunnyside
  Presbyterian Home);
  Residential Care
  Facility VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 12/01/33(b)(c)    A-1     --      $   750    $      750,000
--------------------------------------------------------------------
Staunton (City of);
  Commercial Paper
  Series 2005 A Notes
  (LOC-Bank of America,
  N.A.) 2.65%,
  10/21/05(c)              --    VMIG-1      7,850         7,850,000
--------------------------------------------------------------------
Winchester (City of)
  Industrial Development
  Authority
  (Westminster-Cantenbury);
  Residential Care
  Facility VRD Series
  2005 B IDR (LOC-Branch
  Banking & Trust Co.)
  2.77%, 01/01/35(b)(c)    --    VMIG-1      3,000         3,000,000
====================================================================
                                                          11,600,000
====================================================================

WASHINGTON-6.45%

ABN AMRO Munitops Ctfs.
  Trust (City of Seattle
  Municipal Light &
  Power); Multi-State
  Non-AMT VRD Series
  2002-12 Ctfs.
  (Acquired 05/25/04;
  Cost $9,755,000)
  2.78%,
  03/01/09(b)(k)(l)        --    VMIG-1      9,755         9,755,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (City of
  Seattle); Multi-State
  Non-AMT VRD Limited
  Tax Series 2003-7 GO
  Ctfs. (Acquired
  05/13/03; Cost
  $10,685,000)
  2.78%,
  07/01/10(b)(g)(k)(l)     --      --       10,685        10,685,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (County of
  Skagit Public Hospital
  District No. 1);
  Multi-State Non-AMT
  VRD Series 2004-37
  Ctfs. (Acquired
  04/08/05; Cost
  $5,235,000)
  2.78%,
  12/01/12(b)(k)(l)        --    VMIG-1      5,235         5,235,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (King County);
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01;
  Cost $10,000,000)
  2.78%,
  07/01/06(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Bremerton (City of)
  (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/28(b)(c)(g)        --      --        2,565         2,565,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust
  (State of Washington
  Public Power Supply
  Systems Project No.
  2); VRD Series
  1996-4703 A COP
  (Acquired 05/02/01;
  Cost $5,870,000)
  2.79%,
  07/01/11(b)(k)(l)       A-1+     --      $ 5,870    $    5,870,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Washington);
  VRD Series 1998-4701 A
  COP (Acquired
  07/20/00; Cost
  $14,400,000)
  2.79%,
  05/01/18(b)(k)(l)       A-1+     --       14,400        14,400,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper Notes
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     --       34,700        34,700,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper TRAN
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     P-1      16,800        16,800,000
--------------------------------------------------------------------
Everett (City of);
  Limited Tax VRD Series
  2001 GO (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/21(b)(c)(g)        --      --        2,600         2,600,000
--------------------------------------------------------------------
Issaquah (City of)
  Community Properties;
  VRD Special Revenue
  Series 2001 A RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/15/21(b)(c)    --    VMIG-1     10,150        10,150,000
--------------------------------------------------------------------
JPMorgan PUTTERs (State
  of Washington);
  Unlimited Tax VRD
  Series 2004 593 GO
  (Acquired 11/18/04;
  Cost $1,500,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
King (County of)
  Economic Enterprise
  Corp. (Puget Sound
  Blood Center Project);
  VRD Series 1998 RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 04/01/23(b)(c)    --    VMIG-1      3,700         3,700,000
--------------------------------------------------------------------
Lake Tapps Parkway
  Properties; Special
  Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank, N.A.)
  2.79%,
  12/01/19(b)(c)(m)        --    VMIG-1     11,800        11,800,000
--------------------------------------------------------------------
  VRD Series 1999 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 12/01/19(b)(c)    --    VMIG-1        800           800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Port of
  Seattle); VRD Series
  2002-739D RB (Acquired
  07/21/04; Cost
  $5,000,000)
  2.78%,
  09/01/20(b)(k)(l)        A-1     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Pierce (County of)
  Economic Development
  Corp. (Weyerhaeuser
  Real Estate); Special
  Revenue VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.79%, 01/01/27(b)(c)   A-1+   VMIG-1     12,705        12,705,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Bayview Manor
  Project); Low Income
  Housing Assistance VRD
  Series 1994 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 05/01/19(b)(c)   A-1+     --        2,225         2,225,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Pioneer Human
  Services Project);
  Refunding VRD Series
  1995 RB (LOC-U.S.
  Bank, N.A.)
  2.78%, 12/01/15(b)(c)   A-1+     --        2,295         2,295,000
--------------------------------------------------------------------
Seattle (Port of)
  Industrial Development
  Corp. (Sysco Food
  Services of Seattle,
  Inc. Project);
  Refunding VRD Series
  1994 IDR
  2.83%, 11/01/25(b)(m)   A-1+   VMIG-1      4,891         4,891,000
--------------------------------------------------------------------
Snohomish (County of)
  Housing Authority
  (Ebey Arms Centerhouse
  Project); Refunding
  Housing VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/34(b)(c)(g)        --      --        6,245         6,245,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Puget Sound
  Regional Transit
  Authority); Sales Tax
  & Motor VRD Series
  2001 A46 RB (Acquired
  11/12/03; Cost
  $6,265,000)
  2.11%
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      6,265         6,265,000
--------------------------------------------------------------------
Washington (State of)
  Economic Development
  Finance Authority
  (Seadrunar Recycling
  LLC Project); Economic
  Development VRD Series
  2000 E RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 08/01/25(b)(c)   A-1+     --        2,545         2,545,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of)
  Higher Education
  Facilities Authority
  (Cornish College Arts
  Project); VRD Series
  2003 A RB (LOC-Bank of
  America, N.A.)
  2.79%, 12/01/33(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Antioch
  University Project);
  Non-Profit Refunding
  VRD Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  3.00%,
  01/02/06(c)(e)(q)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Judson
  Park Project);
  Non-Profit Housing
  Refunding VRD Series
  2004 A RB (LOC-U.S.
  Bank, N.A.)
  2.75%,
  01/01/29(b)(c)(g)        --      --        9,970         9,970,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Nikkei
  Concerns Project);
  Non-Profit Housing VRD
  Series 1994 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/19(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (The
  Evergreen School
  Project); Non-Profit
  VRD Series 2002 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 07/01/28(b)(c)   A-1+     --        2,620         2,620,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (University
  Preparatory Academy
  Project); Non-Profit
  VRD Series 2000 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 07/01/30(b)(c)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (YMCA of
  Columbia-Willamette);
  Non-Profit Revenue VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.81%, 08/01/24(b)(c)   A-1+     --        2,200         2,200,000
====================================================================
                                                         214,651,000
====================================================================

WEST VIRGINIA-1.38%

West Virginia (State of)
  Hospital Finance
  Authority (Pallottine
  Health Services, Inc.
  Project); Refunding
  VRD Series 2003 A-1 RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 10/01/33(b)(c)    --    VMIG-1     45,945        45,945,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-3.45%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Central Brown Water
  Authority); Non-AMT
  VRD Series 2005-25
  Ctfs. RB (Acquired
  08/01/05; Cost
  $17,370,000)
  2.78%,
  12/01/13(b)(g)(k)(l)     --      --      $17,370    $   17,370,000
--------------------------------------------------------------------
West Allis (City of)
  (State Fair Park
  Exposition Center
  Inc.); VRD Series 2001
  RB (LOC-U.S. Bank,
  N.A.)
  2.80%, 08/01/28(b)(c)    --    VMIG-1      2,300         2,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Beaver Dam Community
  Hospitals Inc.); VRD
  Series 2004 B RB
  (LOC-U.S. Bank, N.A.)
  2.75%, 08/15/34(b)(c)   A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Eastcastle Place
  Inc.); VRD Series 2004
  C RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/34(b)(c)    A-1     --        7,000         7,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Felician Health Care
  Inc.); VRD Series 1994
  RB (LOC-JPMorgan Chase
  Bank)
  2.73%, 01/01/19(b)(c)   A-1+   VMIG-1      1,300         1,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Grace Lutheran
  Foundation Project);
  VRD Series 1999 RB
  (LOC-U.S. Bank, N.A.)
  (Acquired 09/12/05;
  Cost $1,555,000)
  2.77%,
  07/01/14(b)(c)(k)       A-1+     --        1,555         1,555,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mequon Jewish
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.80%, 07/01/28(b)(c)    --    VMIG-1      2,150         2,150,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  Pooled Loan VRD Series
  2003 I RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 06/01/23(b)(c)    --    VMIG-1      9,115         9,115,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  VRD Series 2003 C RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/15/23(b)(c)    --    VMIG-1    $ 6,900    $    6,900,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sinai Samaritan
  Medical Center Inc.);
  VRD Series 1994 A RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 09/01/19(b)(c)    A-1     --        5,350         5,350,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. John's Home);
  Pooled Loan VRD Series
  2003 J RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 07/01/23(b)(c)    --    VMIG-1      4,085         4,085,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Luke's Medical
  Center); VRD Series
  1987 RB (LOC-KBC Bank
  N.V.) (Acquired
  05/02/05; Cost
  $28,600,000)
  2.78%,
  12/01/17(b)(c)(k)(s)     A-1     --       28,600        28,600,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Mary's School);
  VRD Series 2004 RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/01/19(b)(c)    A-1     --        1,830         1,830,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Wheaton Franciscan
  Services); VRD Series
  2003 B RB (LOC-U.S.
  Bank, N.A.)
  2.75%, 08/15/33(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  School Districts Cash
  Flow Management
  Program; Series 2004
  B-1 COP
  3.50%, 11/01/05          --     MIG-1     15,000        15,015,757
====================================================================
                                                         114,570,757
====================================================================
TOTAL INVESTMENTS-99.33%
  (Cost
  $3,303,115,357)(t)(u)                                3,303,115,357
====================================================================
OTHER ASSETS LESS
  LIABILITIES-0.67%                                       22,402,040
====================================================================
NET ASSETS-100.00%                                    $3,325,517,397
____________________________________________________________________
====================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GAN      - Grant Anticipation Notes
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2005.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined intermittent intervals. Rate shown is the rate in effect on September 30, 2005.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $904,786,000, which represented 27.21% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(l) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities, at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $47,900,000 which represented 1.44% of the Fund's Net Assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2005.
(r) Secured by an escrow fund of U.S. Treasury obligations.
(s) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(t) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

    ENTITIES                                  PERCENTAGE
    --------                                  ----------
    Bank of America, N.A.                          11.74
    ----------------------------------------------------
    MBIA Insurance Corp.                           10.41
    ----------------------------------------------------
    Ambac Assurance Corp.                           8.27
    ----------------------------------------------------
    Financial Guaranty Insurance Co.                7.83
    ----------------------------------------------------
    Financial Security Assurance Inc.               7.27
    ----------------------------------------------------
    JPMorgan Chase Bank                             5.50
    ----------------------------------------------------
    Other Entities Less than 5%                    48.98
    ----------------------------------------------------

(u) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005
(Unaudited)

ASSETS:

Investments, at value (cost $3,303,115,357)   $3,303,115,357
------------------------------------------------------------
Cash                                              19,559,753
------------------------------------------------------------
Receivables for:
  Investments sold                                31,469,750
------------------------------------------------------------
  Interest                                        14,372,611
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               124,571
------------------------------------------------------------
Other assets                                         391,896
============================================================
  Total assets                                 3,369,033,938
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           36,453,534
------------------------------------------------------------
  Dividends                                        6,458,020
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 266,895
------------------------------------------------------------
Accrued distribution fees                            185,529
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            11,688
------------------------------------------------------------
Accrued transfer agent fees                           47,420
------------------------------------------------------------
Accrued operating expenses                            93,455
============================================================
    Total liabilities                             43,516,541
============================================================
Net assets applicable to shares outstanding   $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,325,571,149
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (53,752)
============================================================
                                              $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,032,584,812
____________________________________________________________
============================================================
Private Investment Class                      $  237,198,044
____________________________________________________________
============================================================
Personal Investment Class                     $   22,060,091
____________________________________________________________
============================================================
Cash Management Class                         $  576,433,214
____________________________________________________________
============================================================
Reserve Class                                 $   56,503,137
____________________________________________________________
============================================================
Resource Class                                $  360,738,338
____________________________________________________________
============================================================
Corporate Class                               $   39,999,761
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,032,557,929
____________________________________________________________
============================================================
Private Investment Class                         237,187,523
____________________________________________________________
============================================================
Personal Investment Class                         22,057,280
____________________________________________________________
============================================================
Cash Management Class                            576,441,853
____________________________________________________________
============================================================
Reserve Class                                     56,501,337
____________________________________________________________
============================================================
Resource Class                                   360,741,734
____________________________________________________________
============================================================
Corporate Class                                   40,000,000
____________________________________________________________
============================================================
  Net asset value, and offering and
    redemption price per share for each
    class                                     $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $42,305,322
=========================================================================

EXPENSES:

Advisory fees                                                   3,576,382
-------------------------------------------------------------------------
Administrative services fees                                      303,081
-------------------------------------------------------------------------
Custodian fees                                                     73,459
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        580,920
-------------------------------------------------------------------------
  Personal Investment Class                                        72,084
-------------------------------------------------------------------------
  Cash Management Class                                           307,216
-------------------------------------------------------------------------
  Reserve Class                                                    77,930
-------------------------------------------------------------------------
  Resource Class                                                  362,510
-------------------------------------------------------------------------
  Corporate Class                                                     756
-------------------------------------------------------------------------
Transfer agent fees                                               294,204
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          61,948
-------------------------------------------------------------------------
Other                                                             373,586
=========================================================================
    Total expenses                                              6,084,076
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,322,847)
=========================================================================
    Net expenses                                                4,761,229
=========================================================================
Net investment income                                          37,544,093
=========================================================================
Net realized gain from investment securities                        8,154
=========================================================================
Net increase in net assets resulting from operations          $37,552,247
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2005 and the year ended March 31, 2005 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2005              2005
==============================================================================================
OPERATIONS:

  Net investment income                                       $  37,544,093     $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 8,154            (60,974)
==============================================================================================
    Net increase in net assets resulting from operations         37,552,247         36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (24,508,875)       (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,307,622)        (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (164,871)           (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (6,641,809)        (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (110,191)           (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (3,752,146)        (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (58,579)                --
==============================================================================================
  Decrease in net assets resulting from distributions           (37,544,093)       (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (84,482,381)       163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                       40,581,356         46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      11,183,025            483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                        (148,687,730)       (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                  47,194,948         (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                 71,118,200         (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                40,000,000                 --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (23,092,582)       152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (23,084,428)       152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                           3,348,601,825      3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,325,517,397    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the six months ended September 30, 2005, AIM waived fees of $868,847.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended September 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $242.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2005, AIM was paid $303,081.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2005, AISI retained $266,125.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $290,460, $52,862, $245,773, $67,799, $290,008 and $756,
respectively, after FMC waived Plan fees of $290,460, $19,222, $61,443, $10,131, $72,502 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2005, the Fund engaged in securities purchases of $14,773,207 and sales of $194,014,926.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2005, the Fund paid legal fees of $6,053 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund did not borrow or lend under the facility during the six months ended September 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              SEPTEMBER 30, 2005(a)                     MARCH 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,037,160,746    $ 12,037,160,746     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 293,700,000         293,700,000        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 23,929,524          23,929,524         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,076,805,627       4,076,805,627      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            106,165,752         106,165,752        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,185,563,343       1,185,563,343      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        40,000,000          40,000,000                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       14,760,166          14,760,166         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,724,686           1,724,686          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     71,579              71,579              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,260,422           5,260,422          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 54,231              54,231             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,314,654           3,314,654          2,383,423           2,383,423
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,136,403,293)    (12,136,403,293)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (254,843,330)       (254,843,330)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (12,818,078)        (12,818,078)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,230,753,779)     (4,230,753,779)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (59,025,035)        (59,025,035)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,117,759,797)     (1,117,759,797)    (1,788,092,794)     (1,788,092,794)
=================================================================================================================================
                                                           (23,092,582)   $    (23,092,582)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 58% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             INSTITUTIONAL CLASS
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                 YEAR ENDED MARCH 31,
                                             SEPTEMBER 30,       ----------------------------------------------------------------
                                                 2005               2005          2004          2003          2002         2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $     1.00         $     1.00    $     1.00    $     1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.01               0.01          0.01          0.01          0.02        0.04
=================================================================================================================================
Less distributions from net investment
  income                                           (0.01)             (0.01)        (0.01)        (0.01)        (0.02)      (0.04)
=================================================================================================================================
Net asset value, end of period                $     1.00         $     1.00    $     1.00    $     1.00    $     1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                     1.13%              1.24%         0.84%         1.22%         2.17%       3.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $2,032,584         $2,117,055    $1,953,769    $1,321,224    $1,239,058    $929,921
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  0.22%(b)           0.22%         0.22%         0.22%         0.22%       0.20%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  0.27%(b)           0.27%         0.27%         0.27%         0.28%       0.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average
  net assets                                        2.23%(b)           1.24%         0.83%         1.20%         2.01%       3.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $2,195,865,146.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

    E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec.. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Gerald J. Lewis                   Russell C. Burk                               AIM Investment Services, Inc.
Prema Mathai-Davis                Senior Vice President and Senior Officer      P.O. Box 4739
Lewis F. Pennock                                                                Houston, TX 77210-4739
Ruth H. Quigley                   Kevin M. Carome
Larry Soll                        Senior Vice President, Secretary and Chief    CUSTODIAN
Raymond Stickel, Jr.              Legal Officer                                 The Bank of New York
Mark H. Williamson                                                              2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer               COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

                                                                                                 [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com                  TFIT-SAR-1                 Fund Management Company                --Registered Trademark--

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                       Personal Investment Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)

                                          Semiannual Report o September 30, 2005


 SEMI                            [COVER IMAGE]
ANNUAL

                           YOUR GOALS. OUR SOLUTIONS.
                           --Registered Trademark--

  [1980-2005 25TH                            [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                              --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

                    This is the semiannual report on the performance of the
                    Personal Investment Class of the Tax-Free Cash Reserve
  [GRAHAM           Portfolio of Tax-Free Investments Trust, a money market fund
   PHOTO]           investing in short-term municipal bonds of the highest
                    credit ratings. The report covers the six-month reporting period ended September 30, 2005.

                       The Tax-Free Cash Reserve Portfolio seeks to provide as
                    high a level of tax-exempt income as is consistent with
                    preservation of capital and maintenance of liquidity. The
ROBERT H. GRAHAM    Portfolio invests in high quality, short-term municipal
                    obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities.
                    Liquidity is managed with daily and weekly variable-rate demand notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for
 [WILLIAMSON        higher yields, the Portfolio continued to provide attractive
    PHOTO]          returns. The Portfolio maintained a relatively short
                    maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio continued to hold the highest
                    credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from
MARK H. WILLIAMSON  Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                    =========================================    =========================================

                    DATA AS OF 9/30/05

                    YIELD                                        WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD             MONTHLY YIELD        RANGE DURING PERIOD     END OF PERIOD

                        1.90%                       1.76%                 20-31 Days            24 Days

                    =========================================    =========================================

                    ======================================================================================

                    NET ASSETS AT END OF PERIOD

                    $22.1 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses.
                    Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.

                    ======================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Despite some fluctuations, the economy continued to grow over the period. Gross domestic product (GDP) grew at an annualized rate of 3.3% in the second quarter of 2005 and an estimated 3.8% in the third quarter.

   Expansion was driven largely by consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. Crude oil prices broke records, and Hurricanes Katrina and Rita rattled consumer confidence late in the period. A sharp drop in consumer confidence in September followed a decline in retail sales for August, but the rest of the period (except May) had positive growth in retail sales.

   In response to evidence of economic growth, short-term interest rates continued to rise throughout the period. When the period began, the federal funds target rate was 2.75%. During the period, the Federal Reserve (the Fed) raised the target rate four times--each time by 25 basis points (0.25%)--bringing the rate to 3.75% on September 30, 2005. As a result of the Fed's actions, the yields on two-year Treasury notes and other short-term instruments rose gradually over the period, and the Fund's yield also rose.

   Because of the Fed's statements that accompany each rate increase, many market observers anticipated additional rate hikes might occur before the end of 2005.

TAX-FREE CASH RESERVE PORTFOLIO

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                             /s/ MARK H. WILLIAMSON
--------------------------                       -------------------------------
Robert H. Graham                                 Mark H. Williamson
Vice Chair & President,                          President, A I M Advisors, Inc.
Tax-Free Investments Trust

November 14, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

=========================================
                                             The number of days to maturity of each holding is determined in accordance with the
PORTFOLIO COMPOSITION BY MATURITY            provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

IN DAYS, AS OF 9/30/05

1-7                                 83.3%
8-14                                 1.5
15-60                                6.9
61-120                               3.2
121-180                              1.0
181-240                              1.0
241+                                 3.1

=========================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR AIM FUNDS SHAREHOLDERS:


                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

[CROCKETT              At our most recent meeting in June 2005, your Board
  PHOTO]            approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

BRUCE L. CROCKETT      Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this semiannual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,


                    /s/ BRUCE L. CROCKETT
                    ----------------------------------
                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    November 14, 2005

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                  The hypothetical account values and
                                                                                           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information          actual ending account balance or expenses
ongoing costs, including management fees;    about actual account values and actual        you paid for the period. You may use this
distribution and/or service fees (12b-1);    expenses. You may use the information in      information to compare the ongoing costs
and other Fund expenses. This example is     this table, together with the amount you      of investing in the Fund and other funds.
intended to help you understand your         invested, to estimate the expenses that       To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      you paid over the period. Simply divide       example with the 5% hypothetical examples
in the Fund and to compare these costs       your account value by $1,000 (for             that appear in the shareholder reports of
with ongoing costs of investing in other     example, an $8,600 account value divided      the other funds.
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the
investment of $1,000 invested at the         result by the number in the table under          Please note that the expenses shown in
beginning of the period and held for the     the heading entitled "Actual Expenses         the table are meant to highlight your
entire period April 1, 2005, through         Paid During Period" to estimate the           ongoing costs only. Therefore, the
September 30, 2005.                          expenses you paid on your account during      hypothetical information is useful in
                                             this period.                                  comparing ongoing costs only, and will
                                                                                           not help you determine the relative total
                                             HYPOTHETICAL EXAMPLE FOR                      costs of owning different funds.
                                             COMPARISON PURPOSES

                                             The table below also provides information
                                             about hypothetical account values and
                                             hypothetical expenses based on the Fund's
                                             actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                                                     HYPOTHETICAL
                                                    ACTUAL               (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING             EXPENSES          ENDING           EXPENSES           ANNUALIZED
  SHARE             ACCOUNT VALUE     ACCOUNT VALUE        PAID DURING      ACCOUNT VALUE      PAID DURING          EXPENSE
  CLASS               (4/1/05)         (9/30/05)(1)          PERIOD(2)        (9/30/05)         PERIOD(2)            RATIO

Personal
Investment           $1,000.00          $1,008.50              $3.88          $1,021.21           $3.90              0.77%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2005, through September
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Tax-Free            o The quality of services to be provided      o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the                AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the             strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will        advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to       Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications     this rate (i) was lower than the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory         fee rates for one retail money market
Inc. ("AIM"). Based upon the                 services, the Board reviewed the              fund, and comparable to the advisory fee
recommendation of the Investments            qualifications of AIM's investment            rates for three institutional money
Committee of the Board, which is             personnel and considered such issues as       market funds (one of which has an
comprised solely of independent trustees,    AIM's portfolio and product review            "all-in" fee structure whereby AIM pays
at a meeting held on June 30, 2005, the      process, AIM's legal and compliance           all of the fund's ordinary operating
Board, including all of the independent      function, AIM's use of technology, AIM's      expenses), advised by AIM with investment
trustees, approved the continuance of the    portfolio administration function and the     strategies comparable to those of the
advisory agreement (the "Advisory            quality of AIM's investment research.         Fund; (ii) was lower than the advisory
Agreement") between the Fund and AIM for     Based on the review of these and other        fee rates for a variable insurance fund
another year, effective July 1, 2005.        factors, the Board concluded that the         advised by AIM and offered to insurance
                                             quality of services to be provided by AIM     company separate accounts with investment
   The Board considered the factors          was appropriate and that AIM currently is     strategies comparable to those of the
discussed below in evaluating the            providing satisfactory services in            Fund; (iii) was lower than the advisory
fairness and reasonableness of the           accordance with the terms of the Advisory     fee rates for one offshore fund for which
Advisory Agreement at the meeting on June    Agreement.                                    an AIM affiliate serves as advisor with
30, 2005 and as part of the Board's                                                        investment strategies comparable to those
ongoing oversight of the Fund. In their      o The performance of the Fund relative to     of the Fund; and (iv) was higher than the
deliberations, the Board and the             comparable funds. The Board reviewed the      advisory fee rates for two unregistered
independent trustees did not identify any    performance of the Fund during the past       pooled investment vehicles, and
particular factor that was controlling,      one, three and five calendar years            comparable to the advisory fee rates for
and each trustee attributed different        against the performance of funds advised      a third unregistered pooled investment
weights to the various factors.              by other advisors with investment             vehicle, for which an AIM affiliate
                                             strategies comparable to those of the         serves as advisor with investment
   One of the responsibilities of the        Fund. The Board noted that the Fund's         strategies comparable to those of the
Senior Officer of the Fund, who is           performance in such periods was at or         Fund. The Board noted that AIM has agreed
independent of AIM and AIM's affiliates,     above the median performance of such          to waive fees and/or limit expenses of
is to manage the process by which the        comparable funds. Based on this review,       the Fund, as discussed below. Based on
Fund's proposed management fees are          the Board concluded that no changes           this review, the Board concluded that the
negotiated to ensure that they are           should be made to the Fund and that it        advisory fee rate for the Fund under the
negotiated in a manner which is at arm's     was not necessary to change the Fund's        Advisory Agreement was fair and
length and reasonable. To that end, the      portfolio management team at this time.       reasonable.
Senior Officer must either supervise a
competitive bidding process or prepare an    o The performance of the Fund relative to     o Fees relative to those of comparable
independent written evaluation. The          indices. The Board reviewed the               funds with other advisors. The Board
Senior Officer has recommended an            performance of the Fund during the past       reviewed the advisory fee rate for the
independent written evaluation in lieu of    one, three and five calendar years            Fund under the Advisory Agreement. The
a competitive bidding process and, upon      against the performance of the Lipper         Board compared effective contractual
the direction of the Board, has prepared     Institutional Tax-Exempt Money Market         advisory fee rates at a common asset
such an independent written evaluation.      Index.* The Board noted that the Fund's       level and noted that the Fund's rate was
Such written evaluation also considered      performance in such periods was               below the median rate of the funds
certain of the factors discussed below.      comparable to the performance of such         advised by other advisors with investment
In addition, as discussed below, the         Index. Based on this review, the Board        strategies comparable to those of the
Senior Officer made certain                  concluded that no changes should be made      Fund that the Board reviewed. The Board
recommendations to the Board in              to the Fund and that it was not necessary     noted that AIM has agreed to waive fees
connection with such written evaluation.     to change the Fund's portfolio management     and/or limit expenses of the Fund, as
                                             team at this time.                            discussed below. Based on this review,
   The discussion below serves as a                                                        the Board concluded that the advisory fee
summary of the Senior Officer's              o Meeting with the Fund's portfolio           rate for the Fund under the Advisory
independent written evaluation and           managers and investment personnel. With       Agreement was fair and reasonable.
recommendations to the Board in              respect to the Fund, the Board is meeting
connection therewith, as well as a           periodically with such Fund's portfolio       o Expense limitations and fee waivers.
discussion of the material factors and       managers and/or investment personnel and      The Board noted that AIM has
the conclusions with respect thereto that    believes that such individuals are            contractually agreed to waive fees and/or
formed the basis for the Board's approval    competent and able to continue to carry       limit expenses of the Fund in an amount
of the Advisory Agreement. After             out their responsibilities under the          necessary to limit total annual operating
consideration of all of the factors below    Advisory Agreement.                           expenses to a specified percentage of
and based on its informed business                                                         average daily net assets for each class
judgment, the Board determined that the      o Overall performance of AIM. The Board       of the Fund. The Board considered the
Advisory Agreement is in the best            considered the overall performance of AIM     contractual nature of this fee
interests of the Fund and its                in providing investment advisory and          waiver/expense limitation and noted that
shareholders and that the compensation to    portfolio administrative services to the      it remains in effect until March 31,
AIM under the Advisory Agreement is fair     Fund and concluded that such performance      2007. The Board considered the effect
and reasonable and would have been           was satisfactory.                             this fee waiver/expense limitation would
obtained through arm's length                                                              have on the Fund's estimated expenses and
negotiations.                                                                              concluded that the levels of fee
                                                                                           waivers/expense limitations for the Fund
o The nature and extent of the advisory                                                    were fair and reasonable.
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.

*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by
 Lipper, Inc., an independent mutual fund performance monitor.                                                           (continued)

                                       5

TAX-FREE CASH RESERVE PORTFOLIO

o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The        o Other factors and current trends. In
Board reviewed the structure of the          Board considered the benefits realized by     determining whether to continue the
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions     Advisory Agreement for the Fund, the
Agreement, noting that it includes one       executed through "soft dollar"                Board considered the fact that AIM, along
breakpoint. The Board reviewed the level     arrangements. Under these arrangements,       with others in the mutual fund industry,
of the Fund's advisory fees, and noted       brokerage commissions paid by other funds     is subject to regulatory inquiries and
that such fees, as a percentage of the       advised by AIM are used to pay for            litigation related to a wide range of
Fund's net assets, have decreased as net     research and execution services. This         issues. The Board also considered the
assets increased because the Advisory        research may be used by AIM in making         governance and compliance reforms being
Agreement includes a breakpoint. The         investment decisions for the Fund. The        undertaken by AIM and its affiliates,
Board concluded that the Fund's fee          Board concluded that such arrangements        including maintaining an internal
levels under the Advisory Agreement          were appropriate.                             controls committee and retaining an
therefore reflect economies of scale and                                                   independent compliance consultant, and
that it was not necessary to change the      o AIM's financial soundness in light of       the fact that AIM has undertaken to cause
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered        the Fund to operate in accordance with
advisory fee schedule.                       whether AIM is financially sound and has      certain governance policies and
                                             the resources necessary to perform its        practices. The Board concluded that these
o Investments in affiliated money market     obligations under the Advisory Agreement,     actions indicated a good faith effort on
funds. Not applicable because the Fund       and concluded that AIM has the financial      the part of AIM to adhere to the highest
does not invest in affiliated money          resources necessary to fulfill its            ethical standards, and determined that
market funds.                                obligations under the Advisory Agreement.     the current regulatory and litigation
                                                                                           environment to which AIM is subject
o Independent written evaluation and         o Historical relationship between the         should not prevent the Board from
recommendations of the Fund's Senior         Fund and AIM. In determining whether to       continuing the Advisory Agreement for the
Officer. The Board noted that, upon their    continue the Advisory Agreement for the       Fund.
direction, the Senior Officer of the         Fund, the Board also considered the prior
Fund, who is independent of AIM and AIM's    relationship between AIM and the Fund, as
affiliates, had prepared an independent      well as the Board's knowledge of AIM's
written evaluation in order to assist the    operations, and concluded that it was
Board in determining the reasonableness      beneficial to maintain the current
of the proposed management fees of the       relationship, in part, because of such
AIM Funds, including the Fund. The Board     knowledge. The Board also reviewed the
noted that the Senior Officer's written      general nature of the non-investment
evaluation had been relied upon by the       advisory services currently performed by
Board in this regard in lieu of a            AIM and its affiliates, such as
competitive bidding process. In              administrative, transfer agency and
determining whether to continue the          distribution services, and the fees
Advisory Agreement for the Fund, the         received by AIM and its affiliates for
Board considered the Senior Officer's        performing such services. In addition to
written evaluation and the recommendation    reviewing such services, the trustees
made by the Senior Officer to the Board      also considered the organizational
that the Board consider implementing a       structure employed by AIM and its
process to assist them in more closely       affiliates to provide those services.
monitoring the performance of the AIM        Based on the review of these and other
Funds. The Board concluded that it would     factors, the Board concluded that AIM and
be advisable to implement such a process     its affiliates were qualified to continue
as soon as reasonably practicable.           to provide non-investment advisory
                                             services to the Fund, including
o Profitability of AIM and its               administrative, transfer agency and
affiliates. The Board reviewed               distribution services, and that AIM and
information concerning the profitability     its affiliates currently are providing
of AIM's (and its affiliates') investment    satisfactory non-investment advisory
advisory and other activities and its        services.
financial condition. The Board considered
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2005
(Unaudited)


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MUNICIPAL NOTES-99.33%

ALABAMA-0.56%

Birmingham (City of)
  Public Educational
  Building Authority
  Student Housing (CHF
  UAB II LLC); VRD
  Series 2005 A RB
  (LOC-Regions Bank)
  2.77%, 07/01/37(b)(c)    --    VMIG-1    $ 6,000    $    6,000,000
--------------------------------------------------------------------
Mobile (City of)
  Infirmary Health
  System Special Care
  Facilities Financing
  Authority; Health
  System VRD Series 2000
  A RB (LOC-Regions
  Bank)
  2.75%, 01/01/25(b)(c)    --    VMIG-1      6,115         6,115,000
--------------------------------------------------------------------
Mobile (City of); Port
  City Medical Clinic
  Board (Infirmary
  Health); VRD Series
  1998 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 02/01/25(b)(d)    A-1   VMIG-1      6,670         6,670,000
====================================================================
                                                          18,785,000
====================================================================

ALASKA-0.48%

Alaska (State of)
  Industrial Development
  & Export Authority
  (Safeway Inc.
  Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank
  A.G.)
  2.80%,
  12/01/05(c)(e)(f)(s)     A-1     --        1,340         1,340,000
--------------------------------------------------------------------
North Slope (Borough
  of); Refunding
  Unlimited Tax Series
  2000 A GO (INS-MBIA
  Insurance Corp.)
  2.77%, 06/30/10(b)(d)   A-1+   VMIG-1     14,600        14,600,000
====================================================================
                                                          15,940,000
====================================================================

ARIZONA-0.53%

Casa Grande (City of)
  Industrial Development
  Authority (Center Park
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1      2,010         2,010,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of)
  Industrial Development
  Authority (Quail
  Gardens Apartments);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1    $ 1,785    $    1,785,000
--------------------------------------------------------------------
Phoenix (City of)
  Industrial Development
  Authority (Lynwood
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  1994 IDR (CEP-Federal
  Home Loan Bank of San
  Francisco)
  2.81%, 10/01/25(b)      A-1+     --        5,825         5,825,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (El Dorado
  Hospital); VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%,
  04/01/38(b)(c)(s)        --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (Tucson
  Electric Power
  Co.-Irvington Road
  Project); VRD Series
  1982 IDR (LOC-Credit
  Suisse)
  2.76%,
  10/01/22(b)(c)(s)        A-1   VMIG-1      2,000         2,000,000
====================================================================
                                                          17,620,000
====================================================================

ARKANSAS-0.06%

Pulaski (County of)
  Public Facilities
  Board (Health
  Facilities-Central
  Arkansas Radiation
  Therapy Inc. Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  07/01/08(b)(c)(g)        --      --        1,910         1,910,000
====================================================================

COLORADO-2.77%

Adams & Weld (Counties
  of) School District
  No. 27J Brighton;
  Unlimited Tax Series
  2004 GO (INS-Financial
  Guaranty Insurance
  Co.)
  2.50%, 12/01/05(d)       AAA     Aaa       1,950         1,967,647
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Art Museum
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 01/01/34(b)(c)   A-1+     --        2,150         2,150,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Seminary
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 07/01/34(b)(c)   A-1+     --      $ 1,000    $    1,000,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Cable
  Television Center &
  Museum Project); VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/06(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Jewish
  Federal Building
  Program); VRD Series
  2005 B-3 RB
  (LOC-National City
  Bank)
  2.81%, 12/01/34(c)(h)    --    VMIG-1      6,465         6,465,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Regis Jesuit High
  School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 12/01/33(b)(c)   A-1+     --        5,515         5,515,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Southeastern Baptist
  Theological Seminary);
  VRD Series 2005
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/25(b)(c)    --    VMIG-1      8,955         8,955,000
--------------------------------------------------------------------
Colorado (State of)
  General Fund; Series
  2005 TRAN
  4.00%, 06/27/06         SP-1+   MIG-1     10,000        10,098,368
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Arapahoe
  House Project); VRD
  Series 2004 A RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.82%, 04/01/24(b)(c)   A-1+     --        1,200         1,200,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Collinwood); Refunding
  VRD Series 2004 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --        4,130         4,130,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/15/30(b)(c)    A-1     --        9,615         9,615,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers);
  Refunding VRD Series
  2004 A RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --      $ 5,145    $    5,145,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  1997 RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/11(b)(c)   A-1+     --          750           750,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  2002 A RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/31(b)(c)   A-1+     --        3,400         3,400,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Craig
  Hospital Project);
  Refunding VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/20(b)(c)   A-1+     --        5,580         5,580,000
--------------------------------------------------------------------
Colorado (State of)
  Housing & Finance
  Authority (Winridge
  Apartments); Refunding
  Multi-Family VRD
  Series 1998 RB
  (CEP-Federal National
  Mortgage Association)
  2.75%, 02/15/28(b)      A-1+     --        1,615         1,615,000
--------------------------------------------------------------------
Colorado Springs (City
  of) (Pikes Peak Mental
  Health); VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 03/15/23(b)(c)   A-1+     --        3,510         3,510,000
--------------------------------------------------------------------
Concord (Metropolitan
  District of);
  Refunding &
  Improvement Unlimited
  Tax Series 2004 GO
  (LOC-Wells Fargo Bank,
  N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --        1,585         1,585,000
--------------------------------------------------------------------
Crystal Valley
  (Metropolitan)
  District No. 1; VRD
  Series 2004 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/34(b)(c)   A-1+     --        3,795         3,795,000
--------------------------------------------------------------------
Denver (City & County
  of) (Kentucky Circle
  Village Project); VRD
  Series 2000 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/29(b)(c)   A-1+     --        1,655         1,655,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Jefferson (County of)
  Section 14
  Metropolitan District;
  Refunding Unlimited
  Tax Series 2004 GO
  (LOC-U.S. Bank, N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --      $ 1,200    $    1,200,000
--------------------------------------------------------------------
Kipling Ridge (District
  of Metropolitan); VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 12/01/23(b)(c)   A-1+     --        3,725         3,725,000
--------------------------------------------------------------------
Lafayette (City of)
  Exempla Improvement
  District (Special
  Improvement No. 2-01);
  Refunding Special
  Assessment VRD Series
  2002 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.80%, 12/01/22(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------
Moffat (County of)
  (Colorado-Ute Electric
  Association); VRD
  Series 1984 PCR
  (INS-Ambac Assurance
  Corp.)
  2.84%, 07/01/10(b)(d)   A-1+   VMIG-1      1,485         1,485,000
--------------------------------------------------------------------
Westminster (City of)
  Economic Development
  Authority (North Huron
  Urban Renewal); VRD
  Series 2005 TAN
  (LOC-Depfa Bank PLC)
  2.78%,
  12/01/28(b)(c)(s)       A-1+   VMIG-1      2,950         2,950,000
--------------------------------------------------------------------
Westminster (City of)
  Water & Wastewater
  Utility Enterprise;
  VRD Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 12/01/22(b)(d)   A-1+   VMIG-1      1,415         1,415,000
====================================================================
                                                          92,006,015
====================================================================

CONNECTICUT-0.04%

Connecticut (State of)
  Development Authority
  (Central Vermont
  Public Service);
  Floating Rate Series
  1985 PCR (LOC-Citizens
  Bank of Pennsylvania)
  2.65%, 12/01/15(c)(j)   A-1+     --        1,400         1,400,000
====================================================================

DELAWARE-0.29%

Delaware (State of)
  Economic Development
  Authority (Hospital
  Billing); VRD Series
  1985 A RB (INS-Ambac
  Assurance Corp.)
  2.75%, 12/01/15(b)(d)    A-1   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

DELAWARE-(CONTINUED)

Delaware (State of)
  Economic Development
  Authority (Independent
  School Inc. Project);
  VRD Series 2003 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 07/01/33(b)(c)   A-1+     --      $ 8,250    $    8,250,000
====================================================================
                                                           9,750,000
====================================================================

DISTRICT OF
  COLUMBIA-0.71%

District of Columbia
  (American Library
  Association); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      3,175         3,175,000
--------------------------------------------------------------------
District of Columbia
  (American Psychology
  Association); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 03/01/28(b)(c)   A-1+     --        1,325         1,325,000
--------------------------------------------------------------------
District of Columbia
  (St. Coletta Public
  Charter); VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.75%, 05/01/35(b)(c)    --    VMIG-1      4,150         4,150,000
--------------------------------------------------------------------
District of Columbia
  (Resources for the
  Future Inc.); VRD
  Series 1998 RB
  (LOC-Wachovia Bank,
  N.A.) (Acquired
  08/01/05; Cost
  $2,025,000)
  2.80%,
  08/01/29(b)(c)(k)       A-1+     --        2,025         2,025,000
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 A GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.50%, 06/01/06(d)       AAA     Aaa       2,715         2,765,018
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 B GO (INS-Ambac
  Assurance Corp.)
  5.00%, 06/01/06(d)       AAA     Aaa       5,430         5,514,251
--------------------------------------------------------------------
Wachovia MERLOTs
  (District of Columbia
  Water & Sewer
  Authority); VRD Series
  2003 A12 RB (Acquired
  02/24/03; Cost
  $4,625,000)
  2.77%,
  10/01/17(b)(k)(l)        --    VMIG-1      4,625         4,625,000
====================================================================
                                                          23,579,269
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-8.57%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Escambia); Refunding
  Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  (Acquired 10/24/02;
  Cost $5,000,000)
  2.76%,
  10/01/10(b)(k)(l)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (Florida State
  Board of Education);
  Non-AMT VRD Series
  2004-48 RB (Acquired
  08/05/05; Cost
  $5,500,000)
  2.76%,
  06/01/12(b)(k)(l)        --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Broward (County of)
  School Board; VRD
  Series 2005 COP
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 07/01/21(b)(d)   A-1+   VMIG-1     14,000        14,000,000
--------------------------------------------------------------------
Cape Coral (City of);
  Commercial Paper Note
  Series 2005 (LOC-Bank
  of America, N.A.)
  2.65%, 04/04/06(c)      A-1+     --        4,900         4,900,000
--------------------------------------------------------------------
Capital Projects Finance
  Authority (Capital
  Projects Loan
  Program); VRD Series
  1997 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 08/01/17(b)(d)   A-1+     --          700           700,000
--------------------------------------------------------------------
Charlotte (County of);
  Utility Refunding VRD
  Series 2003 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.76%, 10/01/21(b)(d)   A-1+     --       38,500        38,500,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Commercial Paper
  Series 2005 C-2 RB
  (LOC-Bank of America,
  N.A.)
  2.67%, 11/21/05(c)      A-1+   VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Hospital Commercial
  Paper Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.55%, 10/18/05(c)      A-1+   VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Collier (County of)
  Industrial Development
  Authority (Redlands
  Christian Migrant
  Association Inc.); VRD
  Series 2001 IDR
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/26(b)(c)(g)        --      --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Dade (County of) (Youth
  Fair & Exposition
  Project); VRD Series
  1995 RB (LOC-SunTrust
  Bank) (Acquired
  08/15/05; Cost
  $6,500,000)
  2.75%,
  08/01/15(b)(c)(k)        --      Aa2     $ 6,500    $    6,500,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Carlos
  Albizu University
  Project); VRD Series
  2000 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/25(b)(c)(g)        --      --        9,200         9,200,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Florida
  Memorial College
  Project); VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  10/01/27(b)(c)(g)        --      --        1,195         1,195,000
--------------------------------------------------------------------
Dade (County of)
  Industrial Development
  Authority (Palmer
  Trinity Private School
  Project); VRD Series
  1999 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/19(b)(c)(g)        --      --        3,100         3,100,000
--------------------------------------------------------------------
Duval (County of)
  Housing Finance
  Authority (Sunbeam
  Road Apartments
  Project); Multi-Family
  Housing Refunding VRD
  Series 1997 RB
  (LOC-U.S. Bank, N.A.)
  2.76%, 07/01/25(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Agency
  (Huntington Place
  Apartments); Multi-
  Family Housing VRD
  Series 1985 GGG RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 12/01/13(b)      A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Island Club);
  Refunding Multi-Family
  Series 2001 J-A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 07/01/31(b)      A-1+     --        5,690         5,690,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Lakeside North);
  Refunding Multi-
  Family Mortgage VRD
  Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 06/01/34(b)      A-1+     --        2,630         2,630,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

Fort Lauderdale (City
  of) (Pine Crest Prep
  School Project); VRD
  Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 06/01/32(b)(d)    --      Aaa     $ 7,600    $    7,600,000
--------------------------------------------------------------------
Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System);
  Hospital VRD Series
  2003 A RB
  (LOC-SunTrust Bank)
  2.78%, 11/15/32(b)(c)   A-1+   VMIG-1     22,475        22,475,000
--------------------------------------------------------------------
Hillsborough (County of)
  Industrial Development
  Authority (Tampa
  Metropolitan Area YMCA
  Project); VRD Series
  2000 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  03/01/25(b)(c)(g)        --      --        5,550         5,550,000
--------------------------------------------------------------------
Jacksonville (City of)
  (Baptist Medical
  Center); Commercial
  Paper Series 2004 RB
  (LOC-Bank of America,
  N.A.)
  2.73%, 11/28/05(c)      A-1+     --       18,000        18,000,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (Samuel C.
  Taylor Foundation
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 02/20/01;
  Cost $2,600,000)
  2.80%,
  12/01/23(b)(c)(g)(k)     --      --        2,600         2,600,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (University
  of Florida
  Jacksonville
  Physicians, Inc.); VRD
  Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.79%, 06/01/22(b)(c)    --    VMIG-1     11,705        11,705,000
--------------------------------------------------------------------
Lee (County of)
  Industrial Development
  Authority (Shell Point
  Village Project);
  Health Care Facilities
  VRD Series 1999 B IDR
  (LOC-Bank of America,
  N.A.)
  2.74%, 11/01/29(b)(c)   A-1+     --        5,800         5,800,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Reedy Creek
  Improvement District);
  Floating Rate Trust
  Ctfs. Utility VRD
  Series 2005 1145 RB
  (Acquired 06/08/05;
  Cost $12,075,000)
  2.78%,
  10/01/19(b)(g)(k)(l)     --      --       12,075        12,075,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Florida Department of
  Environmental
  Protection); Floating
  Rate Trust Ctfs. VRD
  Series 2002-722 RB
  (Acquired 11/13/02;
  Cost $9,850,000)
  2.78%,
  07/01/22(b)(k)(l)        A-1     --      $ 9,850    $    9,850,000
--------------------------------------------------------------------
North Miami (City of)
  Educational Facilities
  (Miami Country Day
  School Project); VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  08/01/19(b)(c)(g)        --      --        1,650         1,650,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority (Adventist
  Health System/Sunbelt
  Inc.); VRD Series 1992
  RB (LOC-SunTrust Bank)
  2.78%, 11/15/14(b)(c)   A-1+   VMIG-1      1,735         1,735,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority
  (Presbyterian
  Retirement
  Communities, Inc.
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  11/01/28(b)(c)(g)(m)     --      --        4,996         4,996,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Central
  Florida Kidney Centers
  Project); VRD Series
  2000 IDR (LOC-SunTrust
  Bank)
  2.75%, 12/01/20(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Christian
  Prison Project); VRD
  Series 2003 A IDR
  (LOC-Regions Bank)
  2.79%, 02/01/23(b)(c)    --    VMIG-1      4,535         4,535,000
--------------------------------------------------------------------
Palm Beach (County of)
  Educational Facilities
  Authority (Atlantic
  College Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/31(b)(c)(g)        --      --        2,700         2,700,000
--------------------------------------------------------------------
Palm Beach (County of)
  School District; Sales
  Tax Commercial Paper
  Series 2005 Notes
  (LOC-Bank of America,
  N.A.)
  2.60%, 10/19/05(c)      A-1+     P-1      11,500        11,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Petersburg (City of)
  Health Facilities
  Authority (All
  Children's Hospital);
  Health Facilities VRD
  Series 2005 C RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 11/15/34(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Sunshine State
  Governmental Financing
  Commission; VRD Series
  1986 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 07/01/16(b)(d)    --    VMIG-1     25,455        25,455,000
--------------------------------------------------------------------
Tampa (City of) (Agency
  for Community
  Treatment DACCO
  Project); VRD Series
  2001 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  07/01/22(b)(c)(g)        --      --        4,910         4,910,000
====================================================================
                                                         284,851,000
====================================================================

GEORGIA-3.50%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Fulton Water & Sewer
  Revenue Bonds);
  Non-AMT VRD Series
  2004-15 Ctfs.
  (Acquired 10/12/04;
  Cost $9,995,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Atlanta (City of);
  Refunding Airport VRD
  Series 2005 RFB-2 RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 01/01/30(b)(d)   A-1+   VMIG-1     10,140        10,140,000
--------------------------------------------------------------------
Bartow (County of)
  School District;
  Unlimited Tax Series
  2003 GO
  3.00%, 11/01/05          AA+     --          950           950,667
--------------------------------------------------------------------
Bibb (County of)
  Development Authority
  (Baptist Village
  Project); Refunding &
  Improvement VRD Series
  1998 RB (LOC-SunTrust
  Bank)
  2.75%, 08/01/18(b)(c)    --      Aa2       1,900         1,900,000
--------------------------------------------------------------------
Burke (County of)
  Development Authority
  (Oglethorp Power
  Corp.); VRD Commercial
  Paper Series 2005 B
  PCR (INS-Ambac
  Assurance Corp.)
  2.43%, 10/19/05(d)      A-1+   VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Forsyth (County
  of) School District);
  VRD Unlimited Tax
  Series 2004-6 A GO
  (Acquired 10/20/04;
  Cost $2,975,000)
  2.79%,
  02/01/18(b)(k)(l)       A-1+     --        2,975         2,975,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of)
  Development Authority
  (Institute Nuclear
  Power Operations); VRD
  Series 1998 IDR
  (LOC-SunTrust Bank)
  (Acquired 06/29/05:
  Cost $6,330,000)
  2.80%,
  02/01/13(b)(c)(k)        --      Aa2     $ 6,330    $    6,330,000
--------------------------------------------------------------------
Cobb (County of)
  Development Authority
  (YMCA of Cobb County);
  VRD Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 12/01/25(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Dahlonega (City of)
  Downtown Development
  Authority (North
  Georgia Student
  Housing Project);
  Student Housing VRD
  Series 2001 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.73%, 06/01/28(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
DeKalb (County of)
  Private Hospital
  Authority (ESR
  Children's Health
  System, Inc.); VRD
  Series 1998 RAN
  (LOC-SunTrust Bank)
  2.75%, 12/01/28(b)(c)   A-1+   VMIG-1      4,685         4,685,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Georgia);
  VRD Series 2000-1001
  Class C COP (Acquired
  07/26/00: Cost
  $20,000,000)
  2.79%,
  07/01/15(b)(k)(l)       A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
Fayette (County of)
  Development Authority
  (Catholic Education of
  North Georgia, Inc.
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.75%, 04/01/28(b)(c)   A-1+     --        3,010         3,010,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Arthritis Foundation
  Inc. Project); VRD
  Series 1996 RB
  (LOC-SunTrust Bank)
  (Acquired 08/16/05;
  Cost $2,265,000)
  2.80%,
  12/01/16(b)(c)(k)        --      Aa2       2,265         2,265,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Bridgeway Foundation
  for Education
  Project); Educational
  Facilities VRD Series
  2000 RB (LOC-Wachovia
  Bank, N.A.)
  2.80%, 06/01/15(b)(c)   A-1+     --        1,800         1,800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of)
  Development Authority
  (Mount Vernon
  Presbyterian School);
  VRD Series 2005 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 08/01/35(b)(c)    --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Gainesville (City of)
  Redevelopment
  Authority (Riverside
  Military Project);
  Educational Facilities
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.75%, 12/01/25(b)(c)    --    VMIG-1      1,840         1,840,000
--------------------------------------------------------------------
Gwinnett (County of)
  Development Authority
  (Greater Atlanta
  Christian Schools,
  Inc. Project); VRD
  Series 1998 RB
  (LOC-SunTrust Bank)
  (Acquired 06/30/05;
  Cost $3,800,000)
  2.80%,
  04/01/18(b)(c)(k)        --      Aa2       3,800         3,800,000
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Atlanta (City of)
  Water & Wastewater);
  VRD Series 2004 520 RB
  (Acquired 04/20/05;
  Cost $24,995,000)
  2.79%,
  05/01/12(b)(k)(l)        A-1     --       24,995        24,995,000
--------------------------------------------------------------------
LaGrange (County of)
  Development Authority
  (LaGrange College
  Project); VRD Series
  2001 RB (LOC-SunTrust
  Bank)
  2.75%, 06/01/31(b)(c)    --    VMIG-1      4,985         4,985,000
--------------------------------------------------------------------
Smyrna (City of)
  Hospital Authority
  (Ridgeview Institute
  Inc. Project); VRD
  Series 2002 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.80%, 11/01/27(b)(c)    --    VMIG-1      2,060         2,060,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Dalton); Utilities
  VRD Series 2003 A02 RB
  (Acquired 08/25/04;
  Cost $4,825,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      4,825         4,825,000
====================================================================
                                                         116,555,667
====================================================================

HAWAII-1.12%

Eagle Tax Exempt Trust
  (State of Hawaii); VRD
  Series 2000-1101 COP
  (Acquired 01/11/01;
  Cost $6,000,000)
  2.79%,
  12/01/16(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

HAWAII-(CONTINUED)

Merrill Lynch P-Floats
  (State of Hawaii);
  Unlimited Tax VRD
  Series 2005 PT-2864 GO
  (Acquired 09/07/05;
  Cost $27,270,000)
  2.79%,
  07/01/18(b)(k)(l)        --    VMIG-1    $27,270    $   27,270,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Hawaii); Unlimited
  Tax VRD Series 2003
  A16 GO (Acquired
  02/27/03; Cost
  $3,875,000)
  2.77%,
  07/01/18(b)(k)(l)        --    VMIG-1      3,875         3,875,000
====================================================================
                                                          37,145,000
====================================================================

IDAHO-1.21%

Custer (County of)
  Pollution Control
  (Amoco Oil Co.-
  Standard Oil Industry
  Project); VRD Series
  1983 RB
  2.45%,
  10/01/05(e)(f)(s)       A-1+     Aa1      23,000        23,000,000
--------------------------------------------------------------------
Idaho (State of);
  Unlimited Tax Series
  2005 GO TAN
  4.00%, 06/30/06         SP-1+   MIG-1     15,000        15,146,979
--------------------------------------------------------------------
Magic Valley Healthcare
  System Inc. (Magic
  Valley Regional
  Medical Center
  Project); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/21(b)(c)    --    VMIG-1      2,040         2,040,000
====================================================================
                                                          40,186,979
====================================================================

ILLINOIS-14.97%

ABN AMRO Munitops Ctfs.
  Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-34 Ctfs.
  (Acquired 11/15/01;
  Cost $10,000,000)
  2.78%,
  07/01/07(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Aurora (City of)
  Economic Development
  (Aurora University);
  VRD Series 2004 RB
  (LOC-Harris N.A.)
  2.78%, 03/01/35(b)(c)    --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois
  Sales Tax); VRD Series
  1998-25 A RB (Acquired
  08/26/99; Cost
  $10,000,000)
  2.81%,
  03/15/07(b)(k)(l)        A-1     Aa2      10,000        10,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 A
  RB (Acquired 05/06/02;
  Cost $10,130,000)
  2.81%,
  06/05/14(b)(k)(l)        A-1     --      $10,130    $   10,130,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (University of
  Illinois); VRD Series
  2005-10 A RB (Acquired
  04/27/05; Cost
  $3,405,000)
  2.79%,
  04/01/19(b)(k)(l)       A-1+     --        3,405         3,405,000
--------------------------------------------------------------------
Chicago (City of) Board
  of Education;
  Unlimited Tax Series
  2000 D GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 03/01/32(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Chicago (City of);
  Unlimited Tax Series
  2002 B GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 01/01/37(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Chicago (City of); VRD
  Limited Tax Obligation
  Tender Series 2004 GO
  (LOC-State Street Bank
  & Trust Co.)
  2.20%,
  12/08/05(c)(e)(i)       SP-1+   MIG-1      7,000         7,000,000
--------------------------------------------------------------------
Cook (County of)
  (Catholic Theological
  Union Project); VRD
  Series 2005 RB
  (LOC-Harris N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Cook (County of) High
  School District No.
  201 (J. Sterling
  Morton Township);
  School Limited Tax
  Series 2004 GO
  (INS-Financial
  Security Assurance
  Inc.)
  4.38%, 12/01/05(d)       --      Aaa       5,000         5,018,086
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago Park
  District); Unlimited
  Tax VRD Series
  2002-1306 A COP
  (Acquired 05/02/02;
  Cost $5,500,000)
  2.79%,
  01/01/29(b)(k)(l)       A-1+     --        5,500         5,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago
  Public Building
  Commission); VRD
  Series 2003-0015 A COP
  (Acquired 05/14/03;
  Cost $2,800,000)
  2.79%,
  12/01/14(b)(k)(l)       A-1+     --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
  (City of Chicago Water
  & Sewer); VRD Series
  2001-1308 COP
  (Acquired 12/12/01;
  Cost $8,655,000)
  2.79%,
  11/01/26(b)(k)(l)       A-1+     --      $ 8,655    $    8,655,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01;
  Cost $4,950,000)
  2.90%,
  01/01/35(b)(k)(l)       A-1+     --        4,950         4,950,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (County of Cook
  Regional
  Transportation
  Authority); VRD Series
  2000-1303 COP
  (Acquired 03/26/01;
  Cost $19,000,000)
  2.79%,
  07/01/23(b)(k)(l)       A-1+     --       19,000        19,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  Unlimited Tax VRD
  Series 2003-0023 A COP
  (Acquired 06/12/03;
  Cost $3,775,000)
  2.79%,
  06/01/15(b)(k)(l)       A-1+     --        3,775         3,775,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  VRD Series 2000-1304
  COP (Acquired
  06/27/00; Cost
  $7,340,000)
  2.79%,
  06/01/21(b)(k)(l)       A-1+     --        7,340         7,340,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons
  Project); VRD Series
  1996 RB (LOC-Northern
  Trust Co.)
  2.80%,
  08/01/26(b)(c)(m)       A-1+     --        7,913         7,913,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (BAPS Inc.
  Project); VRD Series
  2002 RB (LOC-Comerica
  Bank)
  2.77%, 06/01/17(b)(c)    A-1     --        7,935         7,935,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (British
  Home for Retired Men &
  Women); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.)
  2.76%, 11/01/27(b)(c)    A-1     --        8,740         8,740,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Chicago
  Shakespeare Theater
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  09/24/03; Cost
  $4,100,000)
  2.76%,
  01/01/19(b)(c)(k)        A-1     --        4,100         4,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Embers
  Elementary School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  11/04/03; Cost
  $2,215,000)
  2.77%,
  04/01/32(b)(c)(k)        A-1     --      $ 2,215    $    2,215,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Institute
  of Gas Technology
  Project); VRD Series
  1999 IDR (LOC-Harris
  N.A.)
  2.86%, 09/01/24(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Lyric Opera
  Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust
  Co., Harris N.A.,
  JPMorgan Chase Bank)
  2.78%, 12/01/28(b)(c)   A-1+   VMIG-1     49,800        49,800,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Mount
  Carmel High School
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      5,600         5,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (North Shore
  Country Day School);
  VRD Series 2003 RB
  (LOC-Northern Trust
  Co.)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      2,825         2,825,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Oak Park
  Residence Corp.
  Project); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  01/29/03; Cost
  $2,975,000)
  2.76%,
  07/01/41(b)(c)(k)        A-1     --        2,975         2,975,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Sacred
  Heart Schools
  Project); VRD Series
  2003 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (St. Paul's
  House Project); VRD
  Series 1995 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/01/25(b)(c)    A-1     --        1,265         1,265,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Uhlich
  Childrens Home
  Project); VRD Series
  2002 IDR (LOC-JPMorgan
  Chase Bank)
  2.78%, 10/01/33(b)(c)    --    VMIG-1    $ 1,200    $    1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (West
  Central Illinois
  Educational Project);
  VRD Series 2002 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/32(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Arts Club
  of Chicago); VRD
  Series 1996 RB
  (LOC-Northern Trust
  Co.)
  2.78%, 01/01/26(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Aurora
  University); VRD
  Cultural Pooled
  Financing Series 1998
  RB (LOC-Bank of
  America, N.A.)
  2.76%, 03/01/28(b)(c)   A-1+     --        6,570         6,570,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Blackburn
  University); Cultural
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 07/01/29(b)(c)   A-1+     --        4,385         4,385,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Chicago
  Childrens Museum); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 02/01/28(b)(c)    A-1   VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Columbia
  College Chicago); VRD
  Series 2000 RB
  (LOC-Harris N.A.)
  2.75%, 06/01/30(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Dominican
  University); VRD
  Series 2000 B RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  10/01/30(b)(c)(s)        --    VMIG-1      9,400         9,400,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Field
  Museum National
  History); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.78%, 11/01/32(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Museum of
  Science & Industry);
  VRD Series 1992 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 10/01/26(b)(c)    --    VMIG-1    $ 3,250    $    3,250,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (National
  Louis University); VRD
  Series 1999 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 06/01/29(b)(c)   A-1+     --        9,200         9,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (University
  Pooled Financing
  Program); VRD Series
  1985 RB (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 12/01/05(b)(d)    A-1   VMIG-1      3,045         3,045,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority; Pooled
  Financing Commercial
  Paper Notes Series
  2005 (LOC-Northern
  Trust Co.)(c)
  2.43%, 10/12/05         A-1+     --       15,000        15,000,000
--------------------------------------------------------------------
  2.43%, 10/13/05         A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
  2.53%, 10/24/05         A-1+     --       15,200        15,200,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Illinois Institute of
  Technology); VRD
  Series 2004 RB
  (LOC-Harris N.A.)
  2.77%, 12/01/24(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Jewish Charities);
  VRD Series 2005 A RAN
  (LOC-Harris N.A.)
  2.80%, 06/30/06(b)(c)   A-1+     --        7,745         7,745,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Joan W. & Irving B.
  Dance Project); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 03/01/40(b)(c)    --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Kohl Children's
  Museum); VRD Series
  2004 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/34(b)(c)    --    VMIG-1      2,680         2,680,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Lake Forest Country
  Day); VRD Series 2005
  RB (LOC-Northern Trust
  Co.)
  2.77%, 07/01/35(b)(c)    --    VMIG-1      3,250         3,250,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Finance Authority
  (Mercy Alliance
  Project); VRD Series
  2005 RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 02/15/35(b)(c)    --    VMIG-1    $ 7,000    $    7,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (North Park University
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.81%, 07/01/35(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Richard H. Driehaus
  Museum); VRD Series
  2005 RB (LOC-Northern
  Trust Co.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      2,900         2,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Sunshine Through Golf
  Foundation Project);
  VRD Series 2004 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 11/01/24(b)(c)    A-1     --        2,100         2,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Bensenville
  Home Society); VRD
  Series 1989 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 02/15/19(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Franciscan
  Eldercare Service);
  VRD Series 2001 RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --       10,615        10,615,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Park Plaza
  Center); Multi-Family
  VRD Series 1996 RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 09/15/20(b)(c)    A-1     --        5,700         5,700,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Peace
  Memorial Ministries);
  VRD Series 2003 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/15/33(b)(c)    A-1     --        9,675         9,675,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (St. Lukes
  Medical Center); VRD
  Series 1998 B RB
  (INS-MBIA Insurance
  Corp.)
  2.77%, 11/15/23(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority; Revolving
  Fund Pooled VRD Series
  1985 C RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 08/01/15(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Housing Development
  Authority (Lakeshore
  Plaza); Multi-Family
  Housing Series 2000 A
  RB (INS-MBIA Insurance
  Corp.)
  2.77%, 07/01/27(b)(d)   A-1+   VMIG-1    $ 9,625    $    9,625,000
--------------------------------------------------------------------
JPMorgan PUTTERs (City
  of Chicago Park
  District); VRD Limited
  Tax Series 2005 974 GO
  (Acquired 07/06/05;
  Cost $1,100,000)
  2.79%,
  01/01/13(b)(k)(l)        A-1     --        1,100         1,100,000
--------------------------------------------------------------------
Lombard (City of)
  (Clover Creek
  Apartments Project);
  VRD Multi-Family
  Housing Series 2000 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 12/15/30(b)      A-1+     --       14,855        14,855,000
--------------------------------------------------------------------
McCook (City of)
  (Illinois Saint Andrew
  Society); VRD Series
  1996 A RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
  VRD Series 1996 B RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Orland Hills (City of);
  Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/14(b)(c)    A-1     --        2,470         2,470,000
--------------------------------------------------------------------
Quincy (City of)
  (Blessing Hospital
  Project); VRD Series
  2004 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/15/33(b)(c)   A-1+   VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Lake County
  Joint Action Water
  Agency); VRD Series
  2003 B18 RB (Acquired
  02/19/03; Cost
  $9,720,000)
  2.77%,
  05/01/20(b)(k)(l)        --    VMIG-1      9,720         9,720,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago Board of
  Education); VRD
  Unlimited Tax Series
  2000 A4 GO (Acquired
  11/12/03; Cost
  $4,845,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      4,845         4,845,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (City
  of Chicago Emergency
  Telephone System); VRD
  Limited Tax Series
  2002 A44 GO (Acquired
  08/02/02; Cost
  $7,835,000)
  2.77%,
  01/01/20(b)(k)(l)        --    VMIG-1    $ 7,835    $    7,835,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago); VRD
  Limited Tax Series
  2000 A12 GO (Acquired
  08/26/99; Cost
  $10,000,000)
  2.77%,
  01/01/23(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD Series
  2001 A93 RB (Acquired
  10/10/01; Cost
  $7,250,000)
  2.77%,
  07/01/27(b)(k)(l)        --    VMIG-1      7,250         7,250,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD
  Unlimited Tax Series
  2002 A41 GO (Acquired
  07/25/02; Cost
  $17,730,000)
  2.77%,
  06/01/17(b)(k)(l)        --    VMIG-1     17,730        17,730,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County); VRD Unlimited
  Tax Series 2003 B11 GO
  (Acquired 01/29/03;
  Cost $6,995,000)
  2.77%,
  11/15/25(b)(k)(l)        --    VMIG-1      6,995         6,995,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Regional
  Transportation
  Authority); VRD Series
  2001 A69 RB (Acquired
  11/09/04; Cost
  $11,745,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1     11,745        11,745,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Illinois); VRD
  Unlimited Tax Series
  2001 A124 GO (Acquired
  11/26/01; Cost
  $7,890,000)
  2.77%,
  11/01/26(b)(k)(l)        A-1     --        7,890         7,890,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of
  Illinois); VRD Series
  2000 S GO (Acquired
  03/20/00; Cost
  $14,400,000)
  2.77%,
  04/01/30(b)(k)(l)        --    VMIG-1     14,400        14,400,000
====================================================================
                                                         497,716,086
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-3.43%

ABN AMRO Munitops Ctfs.
  Trust (Township of
  Wayne, County of
  Marion School Building
  Corp.); Multi-State
  Non-AMT VRD Series
  2003-27 RB (Acquired
  11/12/03; Cost
  $13,795,000)
  2.78%,
  07/15/11(b)(k)(l)        --    VMIG-1    $13,795    $   13,795,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Indiana (State
  of) Transportation
  Finance Authority);
  Highway VRD Series
  2004-5 A RB (Acquired
  10/21/04; Cost
  $2,000,000)
  2.79%,
  12/01/18(b)(k)(l)       A-1+     --        2,000         2,000,000
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Advance Funding
  Program Series 2005 A
  RN
  3.25%, 01/26/06         SP-1+   MIG-1     24,850        24,916,543
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Midyear Funding
  Program Series 2005 A
  RN
  3.50%, 01/27/06         SP-1+   MIG-1     18,000        18,056,051
--------------------------------------------------------------------
Indiana (State of)
  Development Finance
  Authority (Indiana
  Historical Society,
  Inc. Project); VRD
  Educational Facilities
  Series 1996 RB
  (LOC-JPMorgan Chase
  Bank) (Acquired
  07/25/05; Cost
  $2,210,000)
  2.78%,
  08/01/31(b)(c)(k)       A-1+     --        2,210         2,210,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facilities
  Financing Authority
  (Golden Years
  Homestead); VRD Series
  2002 A RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 06/01/25(b)(c)   A-1+     --        6,500         6,500,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facility
  Financing Authority
  (Community Hospitals
  Project); VRD Hospital
  Series 2000 A RB
  (LOC-Bank of America,
  N.A.)
  2.75%,
  07/01/28(b)(c)(m)       A-1+     --        9,815         9,815,000
--------------------------------------------------------------------
Indiana (State of)
  Municipal Power
  Agency; Refunding
  Power Supply System
  VRD Series 1998 A RB
  (LOC-Toronto-Dominion
  Bank)
  2.75%,
  01/01/18(b)(c)(s)        A-1   VMIG-1      6,400         6,400,000
--------------------------------------------------------------------
Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Refunding VRD Series
  2002 F-1 RB (INS-MBIA
  Insurance Corp.)
  2.76%, 02/01/20(b)(d)   A-1+     --      $ 4,500    $    4,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-(CONTINUED)

Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Series 2005 F RN
  4.00%, 01/06/06         SP-1+    --        9,500         9,534,151
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Merrillville (City
  of) Multi School
  Building Corp.); VRD
  Series 2005 923 RB
  (Acquired 06/09/05;
  Cost $4,775,000)
  2.79%,
  01/15/13(b)(k)(l)        A-1     --        4,775         4,775,000
--------------------------------------------------------------------
Purdue University
  (Student Fee);
  University Series 1996
  M RB
  6.00%, 07/01/13(e)(o)    AA      Aa1       1,950         2,031,652
--------------------------------------------------------------------
Wachovia MERLOTs (County
  of Porter Jail
  Building Corp.); VRD
  Series 2001 A58 RB
  (Acquired 11/12/03;
  Cost $9,405,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      9,405         9,405,000
====================================================================
                                                         113,938,397
====================================================================

IOWA-1.01%

Iowa (State of) Finance
  Authority (Morningside
  College Project);
  Private College
  Facility VRD Series
  2002 RB (LOC-U.S.
  Bank, N.A.)
  2.79%, 10/01/32(b)(c)   A-1+     --        2,055         2,055,000
--------------------------------------------------------------------
Iowa (State of) Finance
  Authority Retirement
  Community (Deerfield
  Retirement Community);
  VRD Series 2003 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/33(b)(c)    A-1     --       15,000        15,000,000
--------------------------------------------------------------------
Iowa (State of) Higher
  Education Loan
  Authority (Graceland
  Private College); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 02/01/33(b)(c)    --    VMIG-1      5,890         5,890,000
--------------------------------------------------------------------
Iowa (State of) School
  Cash Anticipation
  Program; Series 2005 B
  Wts. Ctfs.
  (INS-Financial
  Security Assurance
  Inc.)
  3.50%, 01/27/06(d)       --     MIG-1     10,700        10,740,544
====================================================================
                                                          33,685,544
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KANSAS-1.05%

Eagle Tax Exempt Trust
  (County of Wyandotte
  Unified Government
  Utility System); VRD
  Series 2004-0038 A COP
  (Acquired 09/08/04;
  Cost $5,000,000)
  2.79%,
  09/01/21(b)(k)(l)       A-1+     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Kansas (State of)
  Development Finance
  Authority (Deaconess
  Long Term Care);
  Health Facilities VRD
  Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 05/15/30(b)(c)    --    VMIG-1      4,280         4,280,000
--------------------------------------------------------------------
Leawood (City of);
  Unlimited Tax
  Temporary Notes Series
  2004-2 GO
  3.00%, 10/01/05          --     MIG-1     14,000        14,000,000
--------------------------------------------------------------------
Lenexa (City of) Health
  Care Facilities
  (Lakeview Village
  Inc.); VRD Series 2002
  B RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --        5,400         5,400,000
--------------------------------------------------------------------
Olathe (City of)
  Recreational
  Facilities (YMCA of
  Greater Kansas City
  Project); VRD Series
  2002 B RB (LOC-Bank of
  America, N.A.)
  2.80%, 11/01/18(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wichita (City of)
  Recreational
  Facilities (YMCA of
  Wichita Project); VRD
  Series 1998 XI RB
  (LOC-Bank of America,
  N.A.) (Acquired
  02/15/01; Cost
  $2,900,000)
  2.80%,
  08/01/09(b)(c)(k)       A-1+     --        2,900         2,900,000
====================================================================
                                                          35,080,000
====================================================================

KENTUCKY-0.83%

Ewing (City of) Kentucky
  Area Development
  District Financing
  Trust (Lease
  Acquisition Program);
  VRD Series 2000 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.85%, 06/01/33(b)(c)   A-1+     --        5,660         5,660,000
--------------------------------------------------------------------
Lexington (City of)
  Center Corp.; VRD
  Mortgage Series 2001 A
  RB (INS-Ambac
  Assurance Corp.)
  2.78%, 10/01/21(b)(d)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Newport (City of)
  Kentucky League of
  Cities Funding Trust;
  Lease Program VRD
  Series 2002 RB
  (LOC-U.S. Bank, N.A.)
  2.77%,
  04/01/32(b)(c)(m)        --    VMIG-1    $19,100    $   19,100,000
====================================================================
                                                          27,760,000
====================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust
  (City of New Orleans);
  VRD Series 2000-1801
  COP (Acquired
  10/10/00; Cost
  $6,000,000)
  2.79%,
  12/01/21(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------
Louisiana (State of)
  (University &
  Agriculture &
  Mechanical College
  Board); Refunding
  Auxiliary VRD Series
  2005 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 07/01/34(b)(d)    --    VMIG-1      7,645         7,645,000
--------------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority; Refunding
  Deep Water Port VRD
  Series 2003 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/14(b)(c)   A-1+     --        3,850         3,850,000
--------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (LSU Alumni
  Association Project);
  VRD Series 2001 RB
  (LOC-Regions Bank)
  2.78%, 03/01/16(b)(c)    --    VMIG-1      4,365         4,365,000
====================================================================
                                                          21,860,000
====================================================================

MAINE-0.46%

JPMorgan PUTTERs (State
  of Maine Turnpike
  Authority); VRD
  Turnpike Series 2004
  546 RB (Acquired
  10/28/04; Cost
  $1,795,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,795         1,795,000
--------------------------------------------------------------------
Maine (State of) Housing
  Authority; VRD
  Mortgage Series 2003
  E-1 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 11/15/30(b)(d)   A-1+   VMIG-1      4,400         4,400,000
--------------------------------------------------------------------
Maine (State of);
  Unlimited Tax Series
  2005 BAN
  4.00%, 06/22/06          --     MIG-1      9,100         9,187,861
====================================================================
                                                          15,382,861
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MARYLAND-0.89%

Baltimore (County of)
  (Blue Circle Inc.
  Project); Economic
  Development VRD Series
  1992 RB (LOC-BNP
  Paribas)
  2.88%,
  12/01/17(b)(c)(s)        --    VMIG-1    $ 7,900    $    7,900,000
--------------------------------------------------------------------
Frederick (County of)
  Retirement Community
  (Buckingham's Choice
  Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 01/01/27(b)(c)    A-1   VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Howard (County of)
  Economic Development
  (Norbel School Inc.
  Project); VRD Series
  2001 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 02/01/28(b)(c)    --    VMIG-1      4,785         4,785,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (Prologue Inc.
  Project); Economic
  Development VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.77%, 06/01/31(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (YMCA of Central
  Maryland Inc.
  Project); Economic
  Development VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 04/01/28(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Maryland Health &
  Higher Educational
  Facilities Authority);
  VRD Floating Rate
  Trust Ctfs. Series
  2003-829 RB (Acquired
  06/19/03; Cost
  $3,800,000)
  2.78%,
  08/15/38(b)(k)(l)        --    VMIG-1      3,800         3,800,000
====================================================================
                                                          29,485,000
====================================================================

MASSACHUSETTS-0.30%

Massachusetts (State of)
  Bay Transportation
  Authority (General
  Transportation
  System); Series 1996 A
  RB
  5.63%, 03/01/06(e)(o)    NRR     NRR       3,260         3,330,060
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Development Finance
  Agency (YMCA Greater
  Boston); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Massachusetts)
  2.77%, 11/01/34(b)(c)   A-1+     --      $ 6,500    $    6,500,000
====================================================================
                                                           9,830,060
====================================================================

MICHIGAN-4.25%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Michigan Building
  Authority); Non-AMT
  VRD Series 2003-35 RB
  (Acquired 09/29/05;
  Cost $10,595,000)
  2.77%,
  10/15/11(b)(k)(l)        --    VMIG-1     10,595        10,595,000
--------------------------------------------------------------------
Bruce (Township of)
  Hospital Finance
  Authority (Sisters
  Charity of St.
  Joseph); Health Care
  System VRD Series 1988
  A RB (INS-MBIA
  Insurance Corp.)
  2.65%,
  11/01/05(d)(e)(f)       A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Dearborn (City of)
  Economic Development
  Corp. (Henry Ford
  Village Inc. Project);
  VRD Limited Tax Series
  1998 IDR (LOC-Comerica
  Bank)
  2.82%,
  10/01/23(b)(c)(p)        --      --        8,300         8,300,000
--------------------------------------------------------------------
Detroit (City of), Water
  Supply System;
  Refunding Sr. Lien VRD
  Series 2003 D RB
  (INS-MBIA Insurance
  Corp.)
  2.78%, 07/01/33(b)(d)   A-1+   VMIG-1     31,845        31,845,000
--------------------------------------------------------------------
Eagle Tax-Exempt Trust
  (City of Detroit
  School District); VRD
  Unlimited Tax Series
  2002-6014 A GO
  (Acquired 11/06/02;
  Cost $7,105,000)
  2.79%,
  05/01/32(b)(k)(l)       A-1+     --        7,105         7,105,000
--------------------------------------------------------------------
Kalamazoo (County of)
  Economic Development
  Corp. (Heritage
  Community Project);
  Refunding VRD Limited
  Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.75%, 05/15/17(b)(c)   A-1+     --        6,140         6,140,000
--------------------------------------------------------------------
Kent (County of)
  Hospital Finance
  Authority (Butterworth
  Health System); Health
  Care Series 1996 RB
  5.63%, 01/15/06(e)(o)    AAA     Aaa       5,275         5,424,260
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of)
  Hospital Finance
  Authority
  (Metropolitan Hospital
  Project); Refunding
  VRD Series 2005 B RB
  (LOC-ABN AMRO Bank
  N.V.)
  2.81%,
  07/01/40(b)(c)(s)        A-1     --      $ 2,700    $    2,700,000
--------------------------------------------------------------------
Michigan (State of)
  Higher Educational
  Facilities Authority
  (Hope College);
  Refunding VRD Limited
  Tax Series 2004 GO
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 04/01/34(b)(c)    A-1     --        1,900         1,900,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Genesys
  Health System);
  Refunding Hospital
  Series 1995 A RB
  8.10%, 10/01/05(e)(o)    AAA     Aaa       2,000         2,040,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Holland
  Community Hospital);
  VRD Series 2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 01/01/34(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority (Local
  Government Loan
  Program); Series 2003
  C RB
  4.00%, 05/01/06          AA      Aa2       1,000         1,007,728
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority; Series 2005
  B-2 RN (LOC-JPMorgan
  Chase Bank)
  4.00%, 08/18/06(c)      SP-1+    --       10,000        10,091,669
--------------------------------------------------------------------
Michigan (State of)
  Strategic Fund (Van
  Andel Research
  Institute Project);
  Limited Tax VRD Series
  1997 RB (LOC-LaSalle
  Bank N.A.)
  2.78%, 11/01/27(b)(c)    A-1     --        4,500         4,500,000
--------------------------------------------------------------------
Oakland (County of)
  Economic Development
  Corp. (Rochester
  College Project); VRD
  Limited Obligation
  Series 2001 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%,
  08/01/21(b)(c)(m)        --    VMIG-1      6,700         6,700,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2001 A112 RB
  (Acquired 10/13/01;
  Cost $4,885,000)
  2.77%,
  07/01/32(b)(k)(l)        --    VMIG-1      4,885         4,885,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2003 B41 RB
  (Acquired 07/09/03;
  Cost $8,995,000)
  2.77%,
  07/01/26(b)(k)(l)        --    VMIG-1    $ 8,995    $    8,995,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Water
  Supply System); VRD
  Series 2000 D RB
  (Acquired 01/21/00;
  Cost $10,000,000)
  2.77%,
  07/01/29(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Michigan Hospital
  Finance Authority);
  VRD Series 1997 X RB
  (Acquired 12/12/03;
  Cost $15,000,000)
  2.77%,
  08/15/24(b)(k)(l)        --    VMIG-1     15,000        15,000,000
====================================================================
                                                         141,228,657
====================================================================

MINNESOTA-3.45%

JPMorgan PUTTERs (State
  of Minnesota Public
  Facilities Authority);
  VRD Drinking Water
  Series 2002-319 COP
  (Acquired 07/31/03;
  Cost $13,970,000)
  2.79%,
  03/01/21(b)(k)(l)        A-1     --       13,970        13,970,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (Bethel College); VRD
  Series 2004 Five-V RB
  (LOC-Allied Irish
  Banks plc)
  2.82%,
  06/01/34(b)(c)(s)        --    VMIG-1      2,250         2,250,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (University of St.
  Thomas); VRD Series
  2004 Five-Z RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 10/01/29(b)(c)    --    VMIG-1      9,600         9,600,000
--------------------------------------------------------------------
Rochester (City of)
  Health Care Facilities
  (Mayo Foundation);
  Commercial Paper
  Notes, Adjustable
  Tender
  Series 1988 F
  2.65%, 10/06/05         A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
  Series 2000 A
  2.63%, 11/07/05         A-1+     --       16,000        16,000,000
--------------------------------------------------------------------
  Series 2000 B
  2.65%, 10/06/05         A-1+     --       20,500        20,500,000
--------------------------------------------------------------------
  Series 2001 D
  2.63%, 11/07/05         A-1+   VMIG-1     15,000        15,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of)
  Housing &
  Redevelopment
  Authority (Science
  Museum of Minnesota);
  VRD Series 1997 A RB
  (LOC-U.S. Bank, N.A.)
  2.78%, 05/01/27(b)(c)    --    VMIG-1    $17,560    $   17,560,000
====================================================================
                                                         114,880,000
====================================================================

MISSISSIPPI-0.87%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Mississippi
  Development
  Board-Jackson Water &
  Sewer); Multi-State
  Non-AMT VRD Series
  2002-22 Ctfs.
  (Acquired 09/10/03;
  Cost $9,995,000)
  2.78%,
  09/01/10(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of
  Mississippi); VRD
  Unlimited Tax Series
  2002-6018 A COP
  (Acquired 11/20/02;
  Cost $3,200,000)
  2.79%,
  11/01/22(b)(k)(l)       A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Jackson (City of);
  Refunding Unlimited
  Tax Series 2005 GO
  (INS-Ambac Assurance
  Corp.)
  3.00%, 10/01/05(d)       AAA     Aaa       1,055         1,055,000
--------------------------------------------------------------------
Mississippi (State of)
  Business Finance Corp.
  (St. Andrew Episcopal
  Day Project); VRD
  Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.79%,
  07/01/25(b)(c)(s)        --    VMIG-1      3,800         3,800,000
--------------------------------------------------------------------
Mississippi (State of)
  Development Bank
  Special Obligation
  (Wilkinson County
  Correction Facility);
  VRD Series 2005 B RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 08/01/16(b)(d)   A-1+     --       11,000        11,000,000
====================================================================
                                                          29,050,000
====================================================================

MISSOURI-0.75%

Missouri (State of)
  Development Finance
  Board (Association of
  Municipal Lease
  Financing Program);
  Commercial Paper Notes
  Series 2005 (LOC-U.S.
  Bank, N.A.)
  2.72%, 10/26/05(c)       --      P-1      10,599        10,599,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of)
  Development Finance
  Board (Center of
  Creative Arts
  Project); Cultural
  Facilities VRD Series
  2004 RB (LOC-National
  City Bank)
  2.80%, 07/01/24(b)(c)    --    VMIG-1    $ 2,200    $    2,200,000
--------------------------------------------------------------------
Platte (County of)
  Industrial Development
  Authority (Southern
  Platte County Athletic
  Assoc. Inc.);
  Recreational
  Facilities VRD Series
  2005 A RB (LOC-Bank of
  America, N.A.)
  2.77%, 10/01/25(b)(c)    --    VMIG-1      2,140         2,140,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Friendship
  Village of South
  County);
  VRD Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/21(b)(c)    A-1     --        5,615         5,615,000
--------------------------------------------------------------------
  VRD Series 2002 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/22(b)(c)    A-1     --        2,915         2,915,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Whitfield
  School Inc.);
  Educational Facilities
  Refunding VRD Series
  2004 B IDR (LOC-U.S.
  Bank, N.A.)
  2.80%, 06/15/24(b)(c)   A-1+     --        1,500         1,500,000
====================================================================
                                                          24,969,000
====================================================================

MONTANA-0.33%

Montana (State of)
  Facility Finance
  Authority (Mission
  Ridge Project); VRD
  Series 2002 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%,
  08/01/27(b)(c)(g)(m)     --      --       11,115        11,115,000
====================================================================

NEBRASKA-1.33%

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,995         5,995,000
--------------------------------------------------------------------
  VRD Series 1985 B RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      3,590         3,590,000
--------------------------------------------------------------------
  VRD Series 1985 D RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,865         5,865,000
--------------------------------------------------------------------
  VRD Series 1985 E RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1     28,635        28,635,000
====================================================================
                                                          44,085,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEVADA-0.17%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Washoe); Refunding VRD
  Limited Tax Series
  2001-24 Single Asset
  Trust Ctfs. (Acquired
  06/21/01; Cost
  $5,500,000)
  2.78%,
  07/01/09(b)(k)(l)        --    VMIG-1    $ 5,500    $    5,500,000
====================================================================

NEW HAMPSHIRE-0.39%

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-772 RB
  (Acquired 01/22/03;
  Cost $5,475,000)
  2.79%,
  01/01/17(b)(k)(l)        A-1     --        5,475         5,475,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-866 RB
  (Acquired 10/23/03;
  Cost $7,485,000)
  2.79%,
  08/15/21(b)(k)(l)        A-1     --        7,485         7,485,000
====================================================================
                                                          12,960,000
====================================================================

NEW MEXICO-0.11%

New Mexico (State of)
  Finance Authority
  (University of New
  Mexico Health Sciences
  Center Project); VRD
  Cigarette Tax Series
  2004 B RB (INS-MBIA
  Insurance Corp.)
  2.78%, 04/01/19(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
New Mexico (State of)
  Hospital Equipment
  Loan Council (Dialysis
  Clinic Inc. Project);
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.82%, 07/01/25(b)(c)    --    VMIG-1      2,000         2,000,000
====================================================================
                                                           3,500,000
====================================================================

NEW YORK-2.23%

ABN AMRO Munitops Ctfs.
  Trust (Triborough
  Bridge & Tunnel
  Authority); Non-AMT
  VRD Series 2002-31
  Ctfs. (Acquired
  03/24/04; Cost
  $16,000,000)
  2.76%,
  11/15/10(b)(k)(l)        --    VMIG-1     16,000        16,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEW YORK-(CONTINUED)

New York (City of)
  (Subseries E-3); VRD
  Unlimited Tax Series
  2005 E GO (LOC-Bank of
  America, N.A.)
  2.75%, 08/01/34(b)(c)   A-1+   VMIG-1    $58,200    $   58,200,000
====================================================================
                                                          74,200,000
====================================================================

NORTH CAROLINA-2.40%

Charlotte (City of);
  Commercial Paper
  Series 2005 BAN GO
  2.65%, 01/11/06         A-1+     --        4,700         4,700,000
--------------------------------------------------------------------
  2.70%, 04/04/06         A-1+     --        7,600         7,600,000
--------------------------------------------------------------------
  2.92%, 05/09/06         A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency (Barton
  College); Educational
  Facilities VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 07/01/19(b)(c)    --    VMIG-1      5,325         5,325,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Canterbury School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 08/01/22(b)(c)    --    VMIG-1        580           580,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Capital Area YMCA
  Project); VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.76%,
  05/01/22(b)(c)(g)        --      --       13,500        13,500,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Fayetteville
  University); Student
  Housing Facilities VRD
  Series 2001 RB (LOC-
  Wachovia Bank N.A.)
  2.75%, 11/01/33(b)(c)   A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Greensboro College
  Project); Educational
  Facilities VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  09/01/27(b)(c)(g)        --      --        9,285         9,285,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Guilford College);
  Capital Facilities VRD
  Series 2005 B RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 09/01/35(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State
  of) Medical Care
  Commission (Lutheran
  Services for Aging);
  Health Care Facilities
  VRD Series 1998 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.75%, 03/01/28(b)(c)    A-1   VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Pooled
  Equipment Financing
  Project); Hospital VRD
  Series 1985 ACES RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/25(b)(d)    A-1   VMIG-1      5,200         5,200,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission
  (Southeastern Regional
  Medical Center);
  Hospital VRD Series
  2005 (LOC-Branch
  Banking & Trust Co.)
  2.77%, 06/01/37(b)(c)    --    VMIG-1      3,000         3,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Westcare
  Health System);
  Hospital VRD Series
  2002 A RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 09/01/22(b)(c)    --    VMIG-1      7,855         7,855,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission; Refunding
  First Mortgage Health
  Care Facilities VRD
  Series 2004 C RB
  (LOC-SunTrust Bank)
  2.77%, 11/01/27(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wachovia MERLOTs (North
  Carolina (State of)
  Eastern Municipal
  Power Agency); VRD
  Series 2005 A02 RB
  (Acquired 04/12/05;
  Cost $7,140,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1      7,140         7,140,000
====================================================================
                                                          79,985,000
====================================================================

OHIO-2.84%

Akron, Bath & Copley
  (Townships of) Joint
  Township Hospital
  District (Summa Health
  Systems); Hospital
  Facilities VRD Series
  2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 11/01/34(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OHIO-(CONTINUED)

Cambridge (City of)
  Hospital Facilities
  (Regional Medical
  Center Project);
  Refunding &
  Improvement VRD Series
  2001 RB (LOC-National
  City Bank)
  2.78%, 12/01/21(b)(c)    --    VMIG-1    $10,790    $   10,790,000
--------------------------------------------------------------------
Centerville (City of)
  (Bethany Lutheran
  Village Project);
  Health Care VRD Series
  1994 RB (LOC-National
  City Bank)
  2.79%, 11/01/13(b)(c)    --    VMIG-1      2,905         2,905,000
--------------------------------------------------------------------
Cuyahoga (County of)
  Health Care Facilities
  (Judson Retirement
  Community); Refunding
  VRD Series 2000 RB
  (LOC-National City
  Bank)
  2.77%, 11/15/19(b)(c)    A-1     --        3,735         3,735,000
--------------------------------------------------------------------
Franklin (County of)
  Health Care Facilities
  (First Community
  Village); Refunding &
  Improvement VRD Series
  2005 RB (LOC-Sovereign
  Bank, KBC Bank N.V.)
  2.77%,
  03/01/36(b)(c)(s)       A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Lakewood (City of);
  Limited Tax Series
  2005 BAN GO
  3.50%, 06/15/06          --     MIG-1      4,000         4,020,121
--------------------------------------------------------------------
Lorain (County of) (EMH
  Regional Medical
  Center Project);
  Hospital Facilities
  VRD Series 2001 RB
  (LOC-National City
  Bank)
  2.82%,
  05/01/26(b)(c)(p)        --      --       14,730        14,730,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 1997 B RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/28(b)(d)   A-1+   VMIG-1     19,100        19,100,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 2002 B RB
  (LOC-Fifth Third Bank)
  2.77%, 12/01/27(b)(c)    --    VMIG-1      6,800         6,800,000
--------------------------------------------------------------------
Marion (County of)
  (Pooled Lease
  Program); Hospital
  Improvement VRD Series
  1990 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 08/01/20(b)(c)   A-1+     --        1,245         1,245,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
OHIO-(CONTINUED)

Middleburg Heights (City
  of) (Southwest General
  Health); Hospital
  Improvement VRD Series
  1997 RB (LOC-Fifth
  Third Bank)
  2.77%, 08/15/22(b)(c)   A-1+     --      $ 5,230    $    5,230,000
--------------------------------------------------------------------
Montgomery (County of)
  (St. Vincent DePaul
  Society); Limited
  Obligation VRD Series
  1996 RB (LOC-National
  City Bank)
  2.78%, 12/01/10(b)(c)    A-1     --        1,560         1,560,000
--------------------------------------------------------------------
Solon (City of); Series
  2004 BAN
  2.75%, 12/01/05(p)       --      --        3,000         3,003,322
--------------------------------------------------------------------
Summit (County of) Port
  Authority (Lawrence
  School Project); VRD
  Series 2005 RB
  (LOC-Fifth Third Bank)
  2.68%,
  08/01/30(b)(c)(g)        --      --        8,475         8,475,000
--------------------------------------------------------------------
Upper Arlington (City
  of); Street
  Improvement Limited
  Tax Series 2005 BAN GO
  3.00%, 01/10/06          --     MIG-1      1,802         1,806,063
--------------------------------------------------------------------
Youngstown (City of)
  Local School District;
  Classroom Facilities &
  School Improvement
  Unlimited Tax Series
  2005 GO (INS-Financial
  Security Assurance
  Inc.)
  3.00%, 12/01/05(d)       AAA     Aaa       1,000         1,001,281
====================================================================
                                                          94,400,787
====================================================================

OKLAHOMA-1.67%

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks
  Apartments Projects);
  Refunding Multi-Family
  Housing VRD Series
  2000 RB (CEP-Federal
  National Mortgage
  Association)
  2.77%, 07/15/30(b)(m)   A-1+     --       27,695        27,695,000
--------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (Capitol
  Dome Project); VRD
  Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.85%, 06/01/11(b)(c)   A-1+     --        2,910         2,910,000
--------------------------------------------------------------------
Oklahoma (State of)
  Water Resource Board
  Program; State Loan
  Program
  VRD Series 1995 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        6,690         6,690,000
--------------------------------------------------------------------
  VRD Series 1997 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        5,865         5,865,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of)
  Economic Development
  Authority (Oklahoma
  State University
  Foundation Phase III
  Project); Student
  Housing VRD Series
  2002 RB (INS-Ambac
  Assurance Corp.)
  2.78%, 07/01/32(b)(d)    --    VMIG-1    $10,000    $   10,000,000
--------------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (YMCA of Greater Tulsa
  Project); VRD Series
  1999 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.75%,
  05/01/19(b)(c)(g)        --      --        2,355         2,355,000
====================================================================
                                                          55,515,000
====================================================================

OREGON-0.08%

JPMorgan PUTTERs (City
  of Portland); Sewer
  System VRD Series 2004
  614 RB (Acquired
  12/02/04; Cost
  $1,600,000)
  2.79%,
  10/01/12(b)(k)(l)        --    VMIG-1      1,600         1,600,000
--------------------------------------------------------------------
Portland (City of)
  Housing Authority
  (Riverwood Project);
  Multi-Family Housing
  Series 1995 RB
  6.00%, 01/01/06(e)(o)    AAA     NRR       1,170         1,180,594
====================================================================
                                                           2,780,594
====================================================================

PENNSYLVANIA-5.34%

ABN AMRO Munitops Ctfs.
  Trust (City of Reading
  School District);
  Non-AMT VRD Series
  2003-20 Ctfs.
  (Acquired 03/02/05;
  Cost $4,225,000)
  2.78%,
  07/15/11(b)(g)(k)(l)     --      --        4,225         4,225,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2001-30
  Ctfs. (Acquired
  10/31/02; Cost
  $5,000,000)
  2.77%,
  09/01/09(b)(k)(l)        --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2003-24
  Ctfs. (Acquired
  03/08/04; Cost
  $16,500,000)
  2.77%,
  06/01/11(b)(k)(l)        --    VMIG-1     16,500        16,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 08/01/32(b)(c)    --    VMIG-1    $10,300    $   10,300,000
--------------------------------------------------------------------
Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2005 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 04/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Chartiers Valley
  (Community of)
  Industrial &
  Commercial Development
  Authority (Asbury
  Villas Project); VRD
  Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/30(b)(c)    A-1     --        7,160         7,160,000
--------------------------------------------------------------------
Chester (County of)
  Health & Educational
  Facilities Authority
  (Kendall-Crosslands
  Community Project);
  Retirement Community
  VRD Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  04/01/33(b)(c)(s)       A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Delaware (County of)
  Authority (Riddle
  Village Project);
  Refunding VRD Series
  2005 A RB
  (LOC-Sovereign Bank,
  Lloyds Bank)
  2.75%,
  06/01/36(b)(c)(s)       A-1+     --        8,230         8,230,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/17(b)(c)(s)       A-1+   VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/19(b)(c)(s)       A-1+   VMIG-1      3,400         3,400,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/20(b)(c)(s)       A-1+   VMIG-1      4,750         4,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Delaware Valley
  Regional); VRD Series
  2001-3801 COP
  (Acquired 06/04/01;
  Cost $8,900,000)
  2.78%,
  08/01/28(b)(k)(l)       A-1+     --        8,900         8,900,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Emmaus (City of) General
  Authority
  (Pennsylvania Loan
  Program); VRD Series
  2000 A RB
  (INS-Financial
  Security Assurance
  Corp.)
  2.78%, 03/01/30(b)(d)   A-1+     --      $ 2,450    $    2,450,000
--------------------------------------------------------------------
Franklin (County of)
  Industrial Development
  Authority
  (Chambersburg Hospital
  Obligated Group
  Projects); Health Care
  VRD Series 2000 IDR
  (INS-Ambac Assurance
  Corp.)
  2.85%, 12/01/24(b)(d)   A-1+     --        3,385         3,385,000
--------------------------------------------------------------------
Geisinger Authority
  (Geisinger Health
  System); Commercial
  Paper Notes Series
  2005
  2.47%, 10/05/05         A-1+   VMIG-1     30,000        30,000,000
--------------------------------------------------------------------
Lackawanna (County of);
  Unlimited Tax Series
  2004 B GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 10/15/29(b)(d)   A-1+     --       11,335        11,335,000
--------------------------------------------------------------------
Lehigh (County of)
  Industrial Development
  Authority (Allegheny
  Electric Coop. Inc.);
  Refunding
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  06/01/14(c)(j)(s)       A-1+     --          950           950,000
--------------------------------------------------------------------
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  10/01/14(c)(j)(s)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Luzerne (County of)
  Industrial Development
  Authority (Methodist
  Homes); VRD Series
  2003 IDR
  (LOC-Sovereign Bank,
  Bank of New York)
  2.81%, 02/01/29(b)(c)   A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Montgomery (County of)
  Higher Education &
  Health Authority (Holy
  Redeemer Health
  System); Health Care
  Series 1997 A RB
  (INS-Ambac Assurance
  Corp.)
  5.50%, 10/01/05(d)       AAA     Aaa       2,240         2,240,000
--------------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Peco);
  Refunding VRD Series
  1999 A PCR
  (LOC-Wachovia Bank,
  N.A.)
  2.76%, 10/01/30(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (Washington &
  Jefferson
  Development); VRD
  Series 2005 A RB
  (LOC-Sovereign Bank,
  UniCredito Italiano
  S.p.A.)
  2.79%,
  11/01/36(b)(c)(s)        --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (University
  Properties, Inc.
  Student Housing
  Project); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.77%, 08/01/35(b)(c)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Intergovernmental
  Cooperative Authority
  (Philadelphia
  Funding); Refunding
  Special Tax VRD Series
  2003 RB (INS-Ambac
  Assurance Corp.)
  2.76%, 06/15/22(b)(d)   A-1+   VMIG-1     15,500        15,500,000
--------------------------------------------------------------------
Philadelphia (City of)
  Authority for
  Industrial Development
  (Pennsylvania School
  for the Deaf); VRD
  Series 2002 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.80%, 11/01/32(b)(c)    --    VMIG-1      1,900         1,900,000
--------------------------------------------------------------------
Pottstown (Borough of)
  Authority (The Hill
  School Project);
  Educational Facilities
  VRD Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  08/01/32(b)(c)(s)        --    VMIG-1      1,400         1,400,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Scranton & County
  of Lackawanna Health &
  Welfare Authority);
  VRD Series 2002 A-18
  RB (Acquired 03/22/02;
  Cost $5,075,000)
  2.77%,
  03/01/15(b)(k)(l)        --    VMIG-1      5,075         5,075,000
--------------------------------------------------------------------
Wilkinsburg (City of)
  Joint Water Authority;
  Refunding Water Series
  2002 B RB
  (INS-Financial
  Security Assurance
  Inc.)
  4.25%, 03/15/06(d)       AAA     Aaa       1,065         1,072,954
====================================================================
                                                         177,552,954
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


SOUTH CAROLINA-2.59%

Charleston (County of)
  School District
  Development Corp.;
  Unlimited Tax Series
  2005 TAN GO (CEP-South
  Carolina State
  Department of
  Education)
  3.75%, 04/13/06          --     MIG-1    $17,265    $   17,373,562
--------------------------------------------------------------------
Cherokee (County of)
  (Newark Electronics
  Division); Industrial
  VRD Series 1985 RB
  (LOC-LaSalle Bank
  N.A.)
  2.76%, 12/01/15(b)(c)    A-1     --        6,500         6,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of South
  Carolina Public
  Service Authority);
  VRD Series 2000-4001 A
  COP (Acquired
  09/08/00; Cost
  $10,100,000)
  2.79%,
  01/01/22(b)(k)(l)       A-1+     --       10,100        10,100,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of South
  Carolina
  Transportation
  Infrastructure Bank);
  Floating Rate Trust
  Ctfs. VRD Series
  2002-728 RB (Acquired
  01/13/02; Cost
  $7,185,000)
  2.78%,
  11/15/02(b)(k)(l)        --    VMIG-1      7,185         7,185,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (Morris
  College Project); VRD
  Series 1997 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/30/02; Cost
  $2,100,000)
  2.80%,
  07/01/17(b)(c)(k)       A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (The
  Allen University
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 03/27/01;
  Cost $2,700,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
South Carolina (State
  of) Housing Finance &
  Development Authority
  (Spartanburg-Oxford
  Project); Refunding
  Multi-Family Rental
  Housing VRD 2001 A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 08/01/31(b)      A-1+     --        5,385         5,385,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Children's
  Home Project); VRD
  Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/23(b)(c)    --    VMIG-1    $ 3,365    $    3,365,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Piedmont
  Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  09/01/32(b)(c)(g)        --      --        3,900         3,900,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Catholic Diocese of
  South Carolina
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 07/23/02;
  Cost $2,840,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,840         2,840,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Hammond School
  Project); VRD Series
  2005 RB (LOC-Carolina
  First Bank, Wells
  Fargo Bank, N.A.)
  2.76%, 05/01/35(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Presbyterian Home of
  South Carolina
  Project); VRD Series
  2003 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.81%, 04/01/20(b)(c)   A-1+     --        4,360         4,360,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of South Carolina
  Public Service
  Authority); VRD Series
  2000 L RB (Acquired
  02/25/00; Cost
  $18,090,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1     18,090        18,090,000
====================================================================
                                                          85,998,562
====================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of)
  Health & Educational
  Facilities Authority
  (University of Sioux
  Falls); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 10/01/16(b)(c)   A-1+     --        2,960         2,960,000
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


TENNESSEE-3.32%

Clarksville (City of)
  Public Building
  Authority
  (Murfreesboro); Pooled
  Financing VRD Series
  1996 RB (LOC-SunTrust
  Bank) (Acquired
  06/30/05; Cost
  $2,800,000)
  2.75%,
  07/01/11(b)(c)(k)        --    VMIG-1    $ 2,800    $    2,800,000
--------------------------------------------------------------------
Clarksville (City of)
  Public Building
  Authority (Tennessee
  Municipal Bond Fund);
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  08/09/05; Cost
  $13,823,000)
  2.75%,
  06/01/29(b)(c)(k)(m)     --    VMIG-1     13,823        13,823,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chattanooga);
  VRD Series 2000-4202 A
  COP (Acquired
  10/10/00; Cost
  $14,040,000)
  2.79%,
  10/01/27(b)(k)(l)       A-1+     --       14,040        14,040,000
--------------------------------------------------------------------
Greeneville (City of)
  Industrial Development
  Board (Pet Inc.
  Project); Refunding
  VRD Series 1993 IDR
  (LOC-BNP Paribas)
  2.78%,
  05/01/13(b)(c)(s)        --      Aa2       2,050         2,050,000
--------------------------------------------------------------------
Jackson (City of) Energy
  Authority; Wastewater
  System VRD Series 2002
  RB (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 12/01/22(b)(d)    --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Knox (County of) Health
  Educational & Housing
  Facility Board
  (Volunteer Student
  Housing LLC Project);
  Student Housing VRD
  Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  09/01/34(b)(c)(s)        --    VMIG-1      7,000         7,000,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (City of
  Nashville & County of
  Davidson); Unlimited
  Tax VRD Series
  2003-871 GO (Acquired
  11/17/03; Cost
  $4,995,000)
  2.78%,
  10/15/10(b)(k)(l)        --    VMIG-1      4,995         4,995,000
--------------------------------------------------------------------
Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Health &
  Educational Facilities
  Board (Adventist
  Health System); VRD
  Series 1997 A RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/27(b)(c)   A-1+   VMIG-1      2,325         2,325,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Industrial
  Development Board
  (YMCA Projects); VRD
  Series 1998 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/11/05; Cost
  $5,935,000)
  2.75%,
  12/01/18(b)(c)(g)(k)     --      --      $ 5,935    $    5,935,000
--------------------------------------------------------------------
Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement); VRD
  Series 1995 A RB
  (INS-Ambac Assurance
  Corp.)
  2.77%,
  06/01/15(b)(d)(m)        --    VMIG-1      4,870         4,870,000
--------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  (INS-Ambac Assurance
  Corp.)
  2.77%, 06/01/06(b)(d)    --    VMIG-1        615           615,000
--------------------------------------------------------------------
  VRD Series 1997 I A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/22(b)(d)    --    VMIG-1      5,900         5,900,000
--------------------------------------------------------------------
  VRD Series 1997 II E-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/21(b)(d)    --    VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
  VRD Series 1997 II E-3
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/10(b)(d)    --    VMIG-1      1,285         1,285,000
--------------------------------------------------------------------
  VRD Series 1997 II E-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
  VRD Series 1997 II F-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,035         1,035,000
--------------------------------------------------------------------
  VRD Series 1997 II F-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/27(b)(d)    --    VMIG-1      2,210         2,210,000
--------------------------------------------------------------------
  VRD Series 1999 II A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/24(b)(d)    --    VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
  VRD Series 1999 II B-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/25(b)(d)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-1
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/35(d)(h)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-3
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/30(d)(h)    --    VMIG-1      5,850         5,850,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement);
  VRD Series 2005 V1 F-4
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/14(d)(h)    --    VMIG-1    $ 2,500    $    2,500,000
--------------------------------------------------------------------
Shelby (County of)
  Health, Educational &
  Housing Facilities
  Board (Memphis College
  Art Project); VRD
  Series 2003 RB
  (LOC-Regions Bank)
  2.79%, 08/01/23(b)(c)    --    VMIG-1      3,985         3,985,000
--------------------------------------------------------------------
Williamson (County of)
  Industrial Development
  Board (Currey Ingram
  Academy); Educational
  Facilities VRD Series
  2003 RB (LOC-SunTrust
  Bank)
  2.83%, 04/01/23(b)(c)    --    VMIG-1      2,400         2,400,000
====================================================================
                                                         110,468,000
====================================================================

TEXAS-10.78%

ABN AMRO Munitops Ctfs.
  Trust (City of Leander
  Independent School
  District); Unlimited
  Multi-State Non-AMT
  VRD Series 2002-16
  Ctfs. (Acquired
  08/20/03; Cost
  $5,395,000)
  2.78%,
  08/15/10(b)(k)(l)        --    VMIG-1      5,395         5,395,000
--------------------------------------------------------------------
Aldine (City of)
  Independent School
  District; Unlimited
  Tax School Building
  VRD Series 2003 GO
  (CEP-Texas Permanent
  School Fund)
  2.75%, 06/15/06(e)(q)   A-1+   VMIG-1      3,750         3,750,000
--------------------------------------------------------------------
Amarillo (City of)
  Health Facilities
  Corp. (Panhandle
  Pooled Health Care
  Loan Program); ACES
  VRD Series 1985 RB
  (LOC-BNP Paribas)
  2.85%,
  05/31/25(b)(c)(m)(s)     --    VMIG-1      6,633         6,633,000
--------------------------------------------------------------------
Austin (County of)
  Industrial Development
  Corp. (Justin
  Industries Inc.
  Project); VRD Series
  1984 IDR (LOC-JPMorgan
  Chase Bank)
  2.75%, 12/01/14(b)(c)    --      P-1       1,400         1,400,000
--------------------------------------------------------------------
Crawford (City of)
  Education Facilities
  Corp. (Prince Peace
  Christian School); VRD
  Series 2005 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.75%, 05/01/30(b)(c)   A-1+     --        5,825         5,825,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Crawford (City of)
  Education Facilities
  Corp. Package
  (University Parking
  System Project);
  Refunding VRD Series
  2004 A RB (LOC-BNP
  Paribas)
  2.84%,
  05/01/35(b)(c)(s)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston
  Airport); VRD Series
  2000-4307 COP
  (Acquired 11/15/00;
  Cost $15,750,000)
  2.79%,
  07/01/28(b)(k)(l)       A-1+     --       15,750        15,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  1997-4305 A COP
  (Acquired 04/27/99;
  Cost $14,005,000)
  2.79%,
  12/01/27(b)(k)(l)       A-1+     --       14,005        14,005,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  2002-6019 A COP
  (Acquired 11/13/02;
  Cost $8,910,000)
  2.79%,
  12/01/30(b)(k)(l)       A-1+     --        8,910         8,910,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2001-4305 COP
  (Acquired 05/08/01;
  Cost $7,390,000)
  2.79%,
  08/01/14(b)(k)(l)       A-1+     --        7,390         7,390,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2002-6012 A COP
  (Acquired 11/20/02;
  Cost $1,580,000)
  2.79%,
  08/15/30(b)(k)(l)       A-1+     --        1,580         1,580,000
--------------------------------------------------------------------
Grand Prairie (City of)
  Housing Finance Corp.
  (Lincoln Property
  Co.); Refunding
  Multi-Family Housing
  VRD Series 1993 RB
  (CEP-General Electric
  Corp.)
  2.83%, 06/01/10(b)      A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp. (St.
  Luke's Episcopal);
  Refunding VRD Series
  2005 A RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 02/15/32(b)(d)   A-1+   VMIG-1     13,000        13,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of)
  Health Facilities
  Development Corp.
  (Texas Children's
  Hospital Project);
  Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(r)       AAA     Aaa     $ 1,250    $    1,250,000
--------------------------------------------------------------------
Harris (County of)
  Hospital District;
  Sub. Lien Commercial
  Paper Series 2005 A RN
  (LOC-Bank of America,
  N.A.)
  2.45%, 10/17/05(c)      A-1+     --       11,251        11,251,000
--------------------------------------------------------------------
Harris (County of)
  Houston Texas Sports
  Authority (Rodeo); Jr.
  Lein VRD Series 2001 C
  RB (INS-MBIA Insurance
  Corp.)
  2.83%, 11/15/30(b)(d)   A-1+   VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
Harris (County of)
  Industrial Development
  Corp. (Baytank Houston
  Inc. Project);
  Refunding VRD Series
  1998 RB (LOC-Royal
  Bank of Canada)
  2.76%,
  02/01/20(b)(c)(s)       A-1+     --        1,600         1,600,000
--------------------------------------------------------------------
Hays (County of)
  Memorial Health
  Facilities Development
  Corp. (Central Texas
  Medical Center
  Project); Hospital VRD
  Series 1990 B RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/14(b)(c)   A-1+     --       10,200        10,200,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  2.70%,
  11/01/05(e)(f)(s)       A-1+     P-1      10,640        10,640,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO
  Project-Standard Oil
  Co.); VRD Series 1983
  PCR
  2.80%,
  03/01/06(e)(f)(s)       A-1+     --       12,775        12,775,000
--------------------------------------------------------------------
Houston (City of);
  Commercial Paper Notes
  Series 2005 D GO
  2.62%, 10/18/05          A-1     P-1       7,000         7,000,000
--------------------------------------------------------------------
  Series 2005 D GO
  2.65%, 11/15/05          A-1     P-1      17,000        17,000,000
--------------------------------------------------------------------
Houston (City of) Health
  Facilities Development
  Corp. (Buckingham
  Senior Living
  Project); Retirement
  Facility VRD Series
  2004 C RB (LOC-LaSalle
  Bank N.A.)
  2.76%,
  02/15/34(b)(c)(g)        --      --        1,100         1,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher
  Education Finance
  Corp. (Houston Baptist
  University); Higher
  Education Refunding
  VRD Series 2000 RB
  (LOC-JPMorgan Chase
  Bank)
  2.83%,
  07/01/20(b)(c)(g)        --      --      $ 3,565    $    3,565,000
--------------------------------------------------------------------
Houston (City of) Higher
  Education Finance
  Corp. (Tierwester
  Oaks); Housing VRD
  Series 2003 A RB
  (LOC-Bank of New York)
  2.67%, 03/01/33(c)(j)    --    VMIG-1     11,085        11,085,000
--------------------------------------------------------------------
Hunt (County of) Health
  Facilities Development
  Corp. (Universal
  Health Services
  Greenville); VRD
  Series 1985 IDR
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 10/01/15(b)(c)   A-1+     --        3,100         3,100,000
--------------------------------------------------------------------
JPMorgan PUTTERs (County
  of Bexar); Limited Tax
  VRD Series 2004 530 GO
  (Acquired 10/28/04;
  Cost $4,635,000)
  2.75%,
  06/15/12(b)(k)(l)        --    VMIG-1      4,635         4,635,000
--------------------------------------------------------------------
Kendleton (City of)
  Higher Education
  Finance Corp. (Dallas
  Theological Project);
  VRD Limited Tax
  Obligation Series 2003
  A RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 07/01/33(b)(c)   A-1+     --        1,300         1,300,000
--------------------------------------------------------------------
Lamar (County of)
  Consolidated
  Independent School
  District; Unlimited
  Tax Series 1999 GO
  (CEP-Texas Permanent
  School Fund)
  6.50%, 02/15/06          AAA     Aaa       1,240         1,257,678
--------------------------------------------------------------------
Lancaster (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series
  2002 GO (CEP-Texas
  Permanent
  School Fund)
  4.00%, 02/15/06          --      Aaa       1,005         1,010,251
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (City of Brazosport
  Independent School
  District); Refunding
  Unlimited Tax VRD
  Series 2003 PT-1690 GO
  (Acquired 02/20/03;
  Cost $4,868,000)
  2.79%,
  08/15/10(b)(k)(l)        --    VMIG-1      4,868         4,868,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Merrill Lynch P-Floats
  (County of Lamar
  Independent School
  District); Unlimited
  Tax VRD Series 2005
  PT-2860 GO (Acquired
  09/09/05; Cost
  $9,775,000)
  2.79%,
  02/15/25(b)(k)(l)        A-1     --      $ 9,775    $    9,775,000
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (Harris County
  Hospital District);
  VRD Series 2002 PT-665
  RB (Acquired 10/02/02;
  Cost $5,935,000)
  2.79%,
  08/15/08(b)(k)(l)        A-1     --        5,935         5,935,000
--------------------------------------------------------------------
Mesquite (City of)
  Health Facilities
  Development Corp.;
  Retirement Facility
  VRD Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/15/30(b)(c)    A-1     --        7,630         7,630,000
--------------------------------------------------------------------
Metropolitan Higher
  Education Authority
  (University of Dallas
  Project); Higher
  Education VRD Series
  1999 RB (LOC-JPMorgan
  Chase Bank)
  2.80%,
  05/01/19(b)(c)(g)        --      --        6,170         6,170,000
--------------------------------------------------------------------
Nueces (County of)
  Health Facilities
  Development Corp.
  (Driscoll Children's
  Foundation); Floating
  Rate Series 1985 RB
  (LOC-JPMorgan Chase
  Bank)
  2.82%, 07/01/15(b)(c)    --    VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Polly Ryon Hospital
  Authority (Polly Ryon
  Memorial Hospital);
  Hospital VRD Series
  2001 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/01/26(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Red River Authority
  (Southwestern Public
  Services); Refunding
  VRD Series 1996 PCR
  (INS-Ambac Assurance
  Corp.)
  2.78%, 07/01/16(b)(d)   A-1+   VMIG-1      3,350         3,350,000
--------------------------------------------------------------------
San Gabriel Health
  Facilities Development
  Corp. (YMCA of Greater
  Williamson County
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 04/01/26(b)(c)    --    VMIG-1      1,100         1,100,000
--------------------------------------------------------------------
Sherman (City of) Higher
  Education Finance
  Corp. (Austin College
  Project); Higher
  Education VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  01/01/18(b)(c)(m)       A-1+     --       12,188        12,188,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of);
  Unlimited Tax Series
  2005 TRAN GO
  4.50%, 08/31/06         SP-1+   MIG-1    $39,000    $   39,516,269
--------------------------------------------------------------------
Travis (County of);
  Limited Tax Series
  2005 Ctfs. GO
  2.75%, 03/01/06          AAA     Aaa       1,225         1,225,970
--------------------------------------------------------------------
University of Texas
  Board of Regents
  (Revenue Financing
  System); Commercial
  Paper Notes Series
  2005 A
  2.55%, 10/13/05          A-1     P-1      23,378        23,378,000
--------------------------------------------------------------------
  2.62%, 10/17/05          A-1     P-1       5,000         5,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Austin); VRD Series
  2000 A26 RB (Acquired
  11/09/04; Cost
  $9,230,000)
  2.11%,
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      9,230         9,230,000
--------------------------------------------------------------------
Wachovia MERLOTs (Harris
  County Toll Road); VRD
  Series 2003 B16 RB
  (Acquired 02/19/03;
  Cost $16,010,000)
  2.77%,
  08/15/25(b)(k)(l)        --    VMIG-1     16,010        16,010,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Jefferson County
  Health Facilities
  Development Corp.);
  VRD Series 2001 A83 RB
  (Acquired 11/18/03;
  Cost $3,565,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        3,565         3,565,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Southeast Texas
  Housing Finance
  Corp.); VRD Series
  2001 A18 RB (Acquired
  11/18/03; Cost
  $2,845,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        2,845         2,845,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of Texas);
  Refunding VRD Series
  2003 B14 RB (Acquired
  01/29/03; Cost
  $7,990,000)
  2.77%,
  08/15/22(b)(k)(l)        --    VMIG-1      7,990         7,990,000
====================================================================
                                                         358,483,168
====================================================================

UTAH-1.14%

Duchesne (County of)
  School District (Utah
  Municipal Building
  Authority); Lease VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 06/01/21(b)(c)   A-1+     --          900           900,000
--------------------------------------------------------------------
Eagle Mountain (City
  of); Gas & Electric
  VRD Series 2001 RB
  (LOC-BNP Paribas)
  2.74%,
  12/01/25(b)(c)(s)        --    VMIG-1      6,170         6,170,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

UTAH-(CONTINUED)

Merrill Lynch P-Floats
  (City of Murray
  Hospital); VRD Series
  2002 PA-1066 RB
  (Acquired 10/02/02;
  Cost $5,995,000)
  2.79%,
  05/15/22(b)(k)(l)        A-1     --      $ 5,995    $    5,995,000
--------------------------------------------------------------------
Salt Lake (County of)
  Housing Authority
  (Crossroads Apartments
  Project); Refunding
  Multi-Family VRD
  Series 2003 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 02/15/31(b)      A-1+     --        4,435         4,435,000
--------------------------------------------------------------------
Sanpete (County of)
  School Facility
  (Wasatch Academy); VRD
  Series 2003 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 08/01/28(b)(c)   A-1+     --          800           800,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Intermountain Power
  Agency); Power Supply
  VRD Series 2002 A59 RB
  (Acquired 10/23/02;
  Cost $6,880,000)
  2.77%,
  07/01/10(b)(k)(l)        --    VMIG-1      6,880         6,880,000
--------------------------------------------------------------------
Wasatch (County of)
  Jordanelle Special
  Service District
  (Tuhaye Project);
  Special Assignment VRD
  Series 2005 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 09/01/25(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
West Jordan (City of)
  (Broadmoor Village
  Apartments LLC
  Project); Refunding
  Multi-Family Housing
  VRD Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 12/01/34(b)      A-1+     --        9,675         9,675,000
====================================================================
                                                          37,855,000
====================================================================

VERMONT-0.13%

Vermont (State of)
  Industrial Development
  Authority (Central
  Vermont Public Service
  Corp.); Hydroelectric
  VRD Series 1984 IDR
  (LOC-Citizens Bank of
  Massachusetts)
  2.65%, 12/01/13(c)(j)   A-1+     --        1,755         1,755,000
--------------------------------------------------------------------
Vermont (State of)
  Student Assistance
  Corp.; Student Loan
  VRD Series 1985 RB
  (LOC-State Street Bank
  & Trust Co.)
  2.60%, 01/01/08(c)(j)    --    VMIG-1      2,640         2,640,000
====================================================================
                                                           4,395,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

VIRGINIA-0.35%

Rockingham (County of)
  Industrial Development
  Authority (Sunnyside
  Presbyterian Home);
  Residential Care
  Facility VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 12/01/33(b)(c)    A-1     --      $   750    $      750,000
--------------------------------------------------------------------
Staunton (City of);
  Commercial Paper
  Series 2005 A Notes
  (LOC-Bank of America,
  N.A.) 2.65%,
  10/21/05(c)              --    VMIG-1      7,850         7,850,000
--------------------------------------------------------------------
Winchester (City of)
  Industrial Development
  Authority
  (Westminster-Cantenbury);
  Residential Care
  Facility VRD Series
  2005 B IDR (LOC-Branch
  Banking & Trust Co.)
  2.77%, 01/01/35(b)(c)    --    VMIG-1      3,000         3,000,000
====================================================================
                                                          11,600,000
====================================================================

WASHINGTON-6.45%

ABN AMRO Munitops Ctfs.
  Trust (City of Seattle
  Municipal Light &
  Power); Multi-State
  Non-AMT VRD Series
  2002-12 Ctfs.
  (Acquired 05/25/04;
  Cost $9,755,000)
  2.78%,
  03/01/09(b)(k)(l)        --    VMIG-1      9,755         9,755,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (City of
  Seattle); Multi-State
  Non-AMT VRD Limited
  Tax Series 2003-7 GO
  Ctfs. (Acquired
  05/13/03; Cost
  $10,685,000)
  2.78%,
  07/01/10(b)(g)(k)(l)     --      --       10,685        10,685,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (County of
  Skagit Public Hospital
  District No. 1);
  Multi-State Non-AMT
  VRD Series 2004-37
  Ctfs. (Acquired
  04/08/05; Cost
  $5,235,000)
  2.78%,
  12/01/12(b)(k)(l)        --    VMIG-1      5,235         5,235,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (King County);
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01;
  Cost $10,000,000)
  2.78%,
  07/01/06(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Bremerton (City of)
  (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/28(b)(c)(g)        --      --        2,565         2,565,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust
  (State of Washington
  Public Power Supply
  Systems Project No.
  2); VRD Series
  1996-4703 A COP
  (Acquired 05/02/01;
  Cost $5,870,000)
  2.79%,
  07/01/11(b)(k)(l)       A-1+     --      $ 5,870    $    5,870,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Washington);
  VRD Series 1998-4701 A
  COP (Acquired
  07/20/00; Cost
  $14,400,000)
  2.79%,
  05/01/18(b)(k)(l)       A-1+     --       14,400        14,400,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper Notes
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     --       34,700        34,700,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper TRAN
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     P-1      16,800        16,800,000
--------------------------------------------------------------------
Everett (City of);
  Limited Tax VRD Series
  2001 GO (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/21(b)(c)(g)        --      --        2,600         2,600,000
--------------------------------------------------------------------
Issaquah (City of)
  Community Properties;
  VRD Special Revenue
  Series 2001 A RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/15/21(b)(c)    --    VMIG-1     10,150        10,150,000
--------------------------------------------------------------------
JPMorgan PUTTERs (State
  of Washington);
  Unlimited Tax VRD
  Series 2004 593 GO
  (Acquired 11/18/04;
  Cost $1,500,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
King (County of)
  Economic Enterprise
  Corp. (Puget Sound
  Blood Center Project);
  VRD Series 1998 RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 04/01/23(b)(c)    --    VMIG-1      3,700         3,700,000
--------------------------------------------------------------------
Lake Tapps Parkway
  Properties; Special
  Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank, N.A.)
  2.79%,
  12/01/19(b)(c)(m)        --    VMIG-1     11,800        11,800,000
--------------------------------------------------------------------
  VRD Series 1999 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 12/01/19(b)(c)    --    VMIG-1        800           800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Port of
  Seattle); VRD Series
  2002-739D RB (Acquired
  07/21/04; Cost
  $5,000,000)
  2.78%,
  09/01/20(b)(k)(l)        A-1     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Pierce (County of)
  Economic Development
  Corp. (Weyerhaeuser
  Real Estate); Special
  Revenue VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.79%, 01/01/27(b)(c)   A-1+   VMIG-1     12,705        12,705,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Bayview Manor
  Project); Low Income
  Housing Assistance VRD
  Series 1994 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 05/01/19(b)(c)   A-1+     --        2,225         2,225,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Pioneer Human
  Services Project);
  Refunding VRD Series
  1995 RB (LOC-U.S.
  Bank, N.A.)
  2.78%, 12/01/15(b)(c)   A-1+     --        2,295         2,295,000
--------------------------------------------------------------------
Seattle (Port of)
  Industrial Development
  Corp. (Sysco Food
  Services of Seattle,
  Inc. Project);
  Refunding VRD Series
  1994 IDR
  2.83%, 11/01/25(b)(m)   A-1+   VMIG-1      4,891         4,891,000
--------------------------------------------------------------------
Snohomish (County of)
  Housing Authority
  (Ebey Arms Centerhouse
  Project); Refunding
  Housing VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/34(b)(c)(g)        --      --        6,245         6,245,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Puget Sound
  Regional Transit
  Authority); Sales Tax
  & Motor VRD Series
  2001 A46 RB (Acquired
  11/12/03; Cost
  $6,265,000)
  2.11%
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      6,265         6,265,000
--------------------------------------------------------------------
Washington (State of)
  Economic Development
  Finance Authority
  (Seadrunar Recycling
  LLC Project); Economic
  Development VRD Series
  2000 E RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 08/01/25(b)(c)   A-1+     --        2,545         2,545,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of)
  Higher Education
  Facilities Authority
  (Cornish College Arts
  Project); VRD Series
  2003 A RB (LOC-Bank of
  America, N.A.)
  2.79%, 12/01/33(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Antioch
  University Project);
  Non-Profit Refunding
  VRD Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  3.00%,
  01/02/06(c)(e)(q)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Judson
  Park Project);
  Non-Profit Housing
  Refunding VRD Series
  2004 A RB (LOC-U.S.
  Bank, N.A.)
  2.75%,
  01/01/29(b)(c)(g)        --      --        9,970         9,970,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Nikkei
  Concerns Project);
  Non-Profit Housing VRD
  Series 1994 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/19(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (The
  Evergreen School
  Project); Non-Profit
  VRD Series 2002 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 07/01/28(b)(c)   A-1+     --        2,620         2,620,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (University
  Preparatory Academy
  Project); Non-Profit
  VRD Series 2000 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 07/01/30(b)(c)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (YMCA of
  Columbia-Willamette);
  Non-Profit Revenue VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.81%, 08/01/24(b)(c)   A-1+     --        2,200         2,200,000
====================================================================
                                                         214,651,000
====================================================================

WEST VIRGINIA-1.38%

West Virginia (State of)
  Hospital Finance
  Authority (Pallottine
  Health Services, Inc.
  Project); Refunding
  VRD Series 2003 A-1 RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 10/01/33(b)(c)    --    VMIG-1     45,945        45,945,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-3.45%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Central Brown Water
  Authority); Non-AMT
  VRD Series 2005-25
  Ctfs. RB (Acquired
  08/01/05; Cost
  $17,370,000)
  2.78%,
  12/01/13(b)(g)(k)(l)     --      --      $17,370    $   17,370,000
--------------------------------------------------------------------
West Allis (City of)
  (State Fair Park
  Exposition Center
  Inc.); VRD Series 2001
  RB (LOC-U.S. Bank,
  N.A.)
  2.80%, 08/01/28(b)(c)    --    VMIG-1      2,300         2,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Beaver Dam Community
  Hospitals Inc.); VRD
  Series 2004 B RB
  (LOC-U.S. Bank, N.A.)
  2.75%, 08/15/34(b)(c)   A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Eastcastle Place
  Inc.); VRD Series 2004
  C RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/34(b)(c)    A-1     --        7,000         7,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Felician Health Care
  Inc.); VRD Series 1994
  RB (LOC-JPMorgan Chase
  Bank)
  2.73%, 01/01/19(b)(c)   A-1+   VMIG-1      1,300         1,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Grace Lutheran
  Foundation Project);
  VRD Series 1999 RB
  (LOC-U.S. Bank, N.A.)
  (Acquired 09/12/05;
  Cost $1,555,000)
  2.77%,
  07/01/14(b)(c)(k)       A-1+     --        1,555         1,555,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mequon Jewish
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.80%, 07/01/28(b)(c)    --    VMIG-1      2,150         2,150,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  Pooled Loan VRD Series
  2003 I RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 06/01/23(b)(c)    --    VMIG-1      9,115         9,115,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  VRD Series 2003 C RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/15/23(b)(c)    --    VMIG-1    $ 6,900    $    6,900,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sinai Samaritan
  Medical Center Inc.);
  VRD Series 1994 A RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 09/01/19(b)(c)    A-1     --        5,350         5,350,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. John's Home);
  Pooled Loan VRD Series
  2003 J RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 07/01/23(b)(c)    --    VMIG-1      4,085         4,085,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Luke's Medical
  Center); VRD Series
  1987 RB (LOC-KBC Bank
  N.V.) (Acquired
  05/02/05; Cost
  $28,600,000)
  2.78%,
  12/01/17(b)(c)(k)(s)     A-1     --       28,600        28,600,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Mary's School);
  VRD Series 2004 RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/01/19(b)(c)    A-1     --        1,830         1,830,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Wheaton Franciscan
  Services); VRD Series
  2003 B RB (LOC-U.S.
  Bank, N.A.)
  2.75%, 08/15/33(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  School Districts Cash
  Flow Management
  Program; Series 2004
  B-1 COP
  3.50%, 11/01/05          --     MIG-1     15,000        15,015,757
====================================================================
                                                         114,570,757
====================================================================
TOTAL INVESTMENTS-99.33%
  (Cost
  $3,303,115,357)(t)(u)                                3,303,115,357
====================================================================
OTHER ASSETS LESS
  LIABILITIES-0.67%                                       22,402,040
====================================================================
NET ASSETS-100.00%                                    $3,325,517,397
____________________________________________________________________
====================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GAN      - Grant Anticipation Notes
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2005.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined intermittent intervals. Rate shown is the rate in effect on September 30, 2005.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $904,786,000, which represented 27.21% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(l) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities, at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $47,900,000 which represented 1.44% of the Fund's Net Assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2005.
(r) Secured by an escrow fund of U.S. Treasury obligations.
(s) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(t) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

    ENTITIES                                  PERCENTAGE
    --------                                  ----------
    Bank of America, N.A.                          11.74
    ----------------------------------------------------
    MBIA Insurance Corp.                           10.41
    ----------------------------------------------------
    Ambac Assurance Corp.                           8.27
    ----------------------------------------------------
    Financial Guaranty Insurance Co.                7.83
    ----------------------------------------------------
    Financial Security Assurance Inc.               7.27
    ----------------------------------------------------
    JPMorgan Chase Bank                             5.50
    ----------------------------------------------------
    Other Entities Less than 5%                    48.98
    ----------------------------------------------------

(u) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005
(Unaudited)

ASSETS:

Investments, at value (cost $3,303,115,357)   $3,303,115,357
------------------------------------------------------------
Cash                                              19,559,753
------------------------------------------------------------
Receivables for:
  Investments sold                                31,469,750
------------------------------------------------------------
  Interest                                        14,372,611
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               124,571
------------------------------------------------------------
Other assets                                         391,896
============================================================
  Total assets                                 3,369,033,938
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           36,453,534
------------------------------------------------------------
  Dividends                                        6,458,020
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 266,895
------------------------------------------------------------
Accrued distribution fees                            185,529
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            11,688
------------------------------------------------------------
Accrued transfer agent fees                           47,420
------------------------------------------------------------
Accrued operating expenses                            93,455
============================================================
    Total liabilities                             43,516,541
============================================================
Net assets applicable to shares outstanding   $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,325,571,149
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (53,752)
============================================================
                                              $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,032,584,812
____________________________________________________________
============================================================
Private Investment Class                      $  237,198,044
____________________________________________________________
============================================================
Personal Investment Class                     $   22,060,091
____________________________________________________________
============================================================
Cash Management Class                         $  576,433,214
____________________________________________________________
============================================================
Reserve Class                                 $   56,503,137
____________________________________________________________
============================================================
Resource Class                                $  360,738,338
____________________________________________________________
============================================================
Corporate Class                               $   39,999,761
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,032,557,929
____________________________________________________________
============================================================
Private Investment Class                         237,187,523
____________________________________________________________
============================================================
Personal Investment Class                         22,057,280
____________________________________________________________
============================================================
Cash Management Class                            576,441,853
____________________________________________________________
============================================================
Reserve Class                                     56,501,337
____________________________________________________________
============================================================
Resource Class                                   360,741,734
____________________________________________________________
============================================================
Corporate Class                                   40,000,000
____________________________________________________________
============================================================
  Net asset value, and offering and
    redemption price per share for each
    class                                     $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $42,305,322
=========================================================================

EXPENSES:

Advisory fees                                                   3,576,382
-------------------------------------------------------------------------
Administrative services fees                                      303,081
-------------------------------------------------------------------------
Custodian fees                                                     73,459
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        580,920
-------------------------------------------------------------------------
  Personal Investment Class                                        72,084
-------------------------------------------------------------------------
  Cash Management Class                                           307,216
-------------------------------------------------------------------------
  Reserve Class                                                    77,930
-------------------------------------------------------------------------
  Resource Class                                                  362,510
-------------------------------------------------------------------------
  Corporate Class                                                     756
-------------------------------------------------------------------------
Transfer agent fees                                               294,204
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          61,948
-------------------------------------------------------------------------
Other                                                             373,586
=========================================================================
    Total expenses                                              6,084,076
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,322,847)
=========================================================================
    Net expenses                                                4,761,229
=========================================================================
Net investment income                                          37,544,093
=========================================================================
Net realized gain from investment securities                        8,154
=========================================================================
Net increase in net assets resulting from operations          $37,552,247
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2005 and the year ended March 31, 2005 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2005              2005
==============================================================================================
OPERATIONS:

  Net investment income                                       $  37,544,093     $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 8,154            (60,974)
==============================================================================================
    Net increase in net assets resulting from operations         37,552,247         36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (24,508,875)       (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,307,622)        (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (164,871)           (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (6,641,809)        (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (110,191)           (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (3,752,146)        (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (58,579)                --
==============================================================================================
  Decrease in net assets resulting from distributions           (37,544,093)       (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (84,482,381)       163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                       40,581,356         46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      11,183,025            483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                        (148,687,730)       (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                  47,194,948         (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                 71,118,200         (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                40,000,000                 --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (23,092,582)       152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (23,084,428)       152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                           3,348,601,825      3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,325,517,397    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the six months ended September 30, 2005, AIM waived fees of $868,847.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended September 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $242.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2005, AIM was paid $303,081.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2005, AISI retained $266,125.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $290,460, $52,862, $245,773, $67,799, $290,008 and $756,
respectively, after FMC waived Plan fees of $290,460, $19,222, $61,443, $10,131, $72,502 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2005, the Fund engaged in securities purchases of $14,773,207 and sales of $194,014,926.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2005, the Fund paid legal fees of $6,053 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund did not borrow or lend under the facility during the six months ended September 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              SEPTEMBER 30, 2005(a)                     MARCH 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,037,160,746    $ 12,037,160,746     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 293,700,000         293,700,000        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 23,929,524          23,929,524         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,076,805,627       4,076,805,627      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            106,165,752         106,165,752        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,185,563,343       1,185,563,343      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        40,000,000          40,000,000                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       14,760,166          14,760,166         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,724,686           1,724,686          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     71,579              71,579              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,260,422           5,260,422          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 54,231              54,231             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,314,654           3,314,654          2,383,423           2,383,423
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,136,403,293)    (12,136,403,293)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (254,843,330)       (254,843,330)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (12,818,078)        (12,818,078)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,230,753,779)     (4,230,753,779)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (59,025,035)        (59,025,035)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,117,759,797)     (1,117,759,797)    (1,788,092,794)     (1,788,092,794)
=================================================================================================================================
                                                           (23,092,582)   $    (23,092,582)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 58% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           PERSONAL INVESTMENT CLASS
                                                -------------------------------------------------------------------------------
                                                                                                                 DECEMBER 4,
                                                                                                                     2000
                                                 SIX MONTHS                                                      (DATE SALES
                                                    ENDED                    YEAR ENDED MARCH 31,               COMMENCED) TO
                                                SEPTEMBER 30,       ---------------------------------------       MARCH 31,
                                                    2005             2005       2004       2003       2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00          $  1.00    $  1.00    $  1.00    $ 1.00         $ 1.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.01             0.01      0.003       0.01      0.02(a)        0.01
===============================================================================================================================
Less distributions from net investment income        (0.01)           (0.01)    (0.003)     (0.01)    (0.02)         (0.01)
===============================================================================================================================
Net asset value, end of period                     $  1.00          $  1.00    $  1.00    $  1.00    $ 1.00         $ 1.00
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                       0.85%            0.68%      0.28%      0.69%     1.66%          0.95%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $22,060          $10,877    $10,394    $16,991    $5,102         $  722
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    0.77%(c)         0.77%      0.77%      0.76%     0.72%          0.70%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    1.02%(c)         1.02%      1.02%      1.02%     1.03%          1.04%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net
  assets                                              1.68%(c)         0.69%      0.28%      0.66%     1.51%          3.35%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $19,170,019.
(d)  Annualized.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

    E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec.. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Gerald J. Lewis                   Russell C. Burk                               AIM Investment Services, Inc.
Prema Mathai-Davis                Senior Vice President and Senior Officer      P.O. Box 4739
Lewis F. Pennock                                                                Houston, TX 77210-4739
Ruth H. Quigley                   Kevin M. Carome
Larry Soll                        Senior Vice President, Secretary and Chief    CUSTODIAN
Raymond Stickel, Jr.              Legal Officer                                 The Bank of New York
Mark H. Williamson                                                              2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer               COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

                                                                                                [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com               TFIT-SAR-6               Fund Management Company                    --Registered Trademark--

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                        Private Investment Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)

                                          Semiannual Report o September 30, 2005

 SEMI                             [COVER IMAGE]
ANNUAL

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

   [1980-2005 25TH                           [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                             --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

                    This is the semiannual report on the performance of the
                    Private Investment Class of the Tax-Free Cash Reserve
                    Portfolio of Tax-Free Investments Trust, a money market fund
      [GRAHAM       investing in short-term municipal bonds of the highest
       PHOTO]       credit ratings. The report covers the six-month reporting
                    period ended September 30, 2005.

                       The Tax-Free Cash Reserve Portfolio seeks to provide as ROBERT H. GRAHAM high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Portfolio invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive
    [WILLIAMSON     returns. The Portfolio maintained a relatively short
       PHOTO]       maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio continued to hold the highest
 MARK H. WILLIAMSON credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                    =========================================    =========================================

                    DATA AS OF 9/30/05

                    YIELD                                        WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD             MONTHLY YIELD    RANGE DURING PERIOD         END OF PERIOD

                         2.20%                       2.06%           20-31 Days                 24 Days

                    =========================================    =========================================

                    ======================================================================================

                    NET ASSETS AT END OF PERIOD

                    $237.1 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.

                    ======================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Despite some fluctuations, the economy continued to grow over the period. Gross domestic product (GDP) grew at an annualized rate of 3.3% in the second quarter of 2005 and an estimated 3.8% in the third quarter.

   Expansion was driven largely by consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. Crude oil prices broke records, and Hurricanes Katrina and Rita rattled consumer confidence late in the period. A sharp drop in consumer confidence in September followed a decline in retail sales for August, but the rest of the period (except May) had positive growth in retail sales.

   In response to evidence of economic growth, short-term interest rates continued to rise throughout the period. When the period began, the federal funds target rate was 2.75%. During the period, the Federal Reserve (the Fed) raised the target rate four times--each time by 25 basis points (0.25%)--bringing the rate to 3.75% on September 30, 2005. As a result of the Fed's actions, the yields on two-year Treasury notes and other short-term instruments rose gradually over the period, and the Fund's yield also rose.

   Because of the Fed's statements that accompany each rate increase, many market observers anticipated additional rate hikes might occur before the end of 2005.

TAX-FREE CASH RESERVE PORTFOLIO

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.


Sincerely,

/s/ ROBERT H. GRAHAM                             /s/ MARK H. WILLIAMSON
--------------------------                       -------------------------------
Robert H. Graham                                 Mark H. Williamson
Vice Chair & President,                          President, A I M Advisors, Inc.
Tax-Free Investments Trust

November 14, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=========================================

PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
IN DAYS, AS OF 9/30/05

1-7                                 83.3%
8-14                                 1.5
15-60                                6.9
61-120                               3.2
121-180                              1.0
181-240                              1.0
241+                                 3.1

=========================================


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
     [CROCKETT      (AIM) that save shareholders approximately $20.8 million
       PHOTO]       annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25%
                    of the Rule 12b-1 fees on Class A and Class A3 shares of
BRUCE L. CROCKETT   those AIM Funds that previously charged these fees at a
                    higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this semiannual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ----------------------------------
                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    November 14, 2005

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information         actual ending account balance or expenses
ongoing costs, including management fees;    about actual account values and actual       you paid for the period. You may use this
distribution and/or service fees (12b-1);    expenses. You may use the information in     information to compare the ongoing costs
and other Fund expenses. This example is     this table, together with the amount you     of investing in the Fund and other funds.
intended to help you understand your         invested, to estimate the expenses that      To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      you paid over the period. Simply divide      example with the 5% hypothetical examples
in the Fund and to compare these costs       your account value by $1,000 (for            that appear in the shareholder reports of
with ongoing costs of investing in other     example, an $8,600 account value divided     the other funds.
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the
investment of $1,000 invested at the         result by the number in the table under         Please note that the expenses shown in
beginning of the period and held for the     the heading entitled "Actual Expenses        the table are meant to highlight your
entire period April 1, 2005, through         Paid During Period" to estimate the          ongoing costs only. Therefore, the
September 30, 2005.                          expenses you paid on your account during     hypothetical information is useful in
                                             this period.                                 comparing ongoing costs only, and will
                                                                                          not help you determine the relative total
                                             HYPOTHETICAL EXAMPLE FOR                     costs of owning different funds.
                                             COMPARISON PURPOSES

                                             The table below also provides information
                                             about hypothetical account values and
                                             hypothetical expenses based on the Fund's
                                             actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                    ACTUAL                            HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING               EXPENSES         ENDING            EXPENSES           ANNUALIZED
  SHARE             ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE       PAID DURING          EXPENSE
  CLASS               (4/01/05)        (9/30/05)(1)            PERIOD(2)       (9/30/05)          PERIOD(2)            RATIO

 Private
Investment            $1,000.00          $1,010.00              $2.37          $1,022.71            $2.38              0.47%


(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2005, through September
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of Tax-Free            o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications    this rate (i) was lower than the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory        fee rates for one retail money market
Inc. ("AIM"). Based upon the                 services, the Board reviewed the             fund, and comparable to the advisory fee
recommendation of the Investments            qualifications of AIM's investment           rates for three institutional money
Committee of the Board, which is             personnel and considered such issues as      market funds (one of which has an
comprised solely of independent trustees,    AIM's portfolio and product review           "all-in" fee structure whereby AIM pays
at a meeting held on June 30, 2005, the      process, AIM's legal and compliance          all of the fund's ordinary operating
Board, including all of the independent      function, AIM's use of technology, AIM's     expenses), advised by AIM with investment
trustees, approved the continuance of the    portfolio administration function and the    strategies comparable to those of the
advisory agreement (the "Advisory            quality of AIM's investment research.        Fund; (ii) was lower than the advisory
Agreement") between the Fund and AIM for     Based on the review of these and other       fee rates for a variable insurance fund
another year, effective July 1, 2005.        factors, the Board concluded that the        advised by AIM and offered to insurance
                                             quality of services to be provided by AIM    company separate accounts with investment
   The Board considered the factors          was appropriate and that AIM currently is    strategies comparable to those of the
discussed below in evaluating the            providing satisfactory services in           Fund; (iii) was lower than the advisory
fairness and reasonableness of the           accordance with the terms of the Advisory    fee rates for one offshore fund for which
Advisory Agreement at the meeting on June    Agreement.                                   an AIM affiliate serves as advisor with
30, 2005 and as part of the Board's                                                       investment strategies comparable to those
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    of the Fund; and (iv) was higher than the
deliberations, the Board and the             comparable funds. The Board reviewed the     advisory fee rates for two unregistered
independent trustees did not identify any    performance of the Fund during the past      pooled investment vehicles, and
particular factor that was controlling,      one, three and five calendar years           comparable to the advisory fee rates for
and each trustee attributed different        against the performance of funds advised     a third unregistered pooled investment
weights to the various factors.              by other advisors with investment            vehicle, for which an AIM affiliate
                                             strategies comparable to those of the        serves as advisor with investment
   One of the responsibilities of the        Fund. The Board noted that the Fund's        strategies comparable to those of the
Senior Officer of the Fund, who is           performance in such periods was at or        Fund. The Board noted that AIM has agreed
independent of AIM and AIM's affiliates,     above the median performance of such         to waive fees and/or limit expenses of
is to manage the process by which the        comparable funds. Based on this review,      the Fund, as discussed below. Based on
Fund's proposed management fees are          the Board concluded that no changes          this review, the Board concluded that the
negotiated to ensure that they are           should be made to the Fund and that it       advisory fee rate for the Fund under the
negotiated in a manner which is at arm's     was not necessary to change the Fund's       Advisory Agreement was fair and
length and reasonable. To that end, the      portfolio management team at this time.      reasonable.
Senior Officer must either supervise a
competitive bidding process or prepare an    o The performance of the Fund relative to    o Fees relative to those of comparable
independent written evaluation. The          indices. The Board reviewed the              funds with other advisors. The Board
Senior Officer has recommended an            performance of the Fund during the past      reviewed the advisory fee rate for the
independent written evaluation in lieu of    one, three and five calendar years           Fund under the Advisory Agreement. The
a competitive bidding process and, upon      against the performance of the Lipper        Board compared effective contractual
the direction of the Board, has prepared     Institutional Tax-Exempt Money Market        advisory fee rates at a common asset
such an independent written evaluation.      Index.* The Board noted that the Fund's      level and noted that the Fund's rate was
Such written evaluation also considered      performance in such periods was              below the median rate of the funds
certain of the factors discussed below.      comparable to the performance of such        advised by other advisors with investment
In addition, as discussed below, the         Index. Based on this review, the Board       strategies comparable to those of the
Senior Officer made certain                  concluded that no changes should be made     Fund that the Board reviewed. The Board
recommendations to the Board in              to the Fund and that it was not necessary    noted that AIM has agreed to waive fees
connection with such written evaluation.     to change the Fund's portfolio management    and/or limit expenses of the Fund, as
                                             team at this time.                           discussed below. Based on this review,
   The discussion below serves as a                                                       the Board concluded that the advisory fee
summary of the Senior Officer's              o Meeting with the Fund's portfolio          rate for the Fund under the Advisory
independent written evaluation and           managers and investment personnel. With      Agreement was fair and reasonable.
recommendations to the Board in              respect to the Fund, the Board is meeting
connection therewith, as well as a           periodically with such Fund's portfolio      o Expense limitations and fee waivers.
discussion of the material factors and       managers and/or investment personnel and     The Board noted that AIM has
the conclusions with respect thereto that    believes that such individuals are           contractually agreed to waive fees and/or
formed the basis for the Board's approval    competent and able to continue to carry      limit expenses of the Fund in an amount
of the Advisory Agreement. After             out their responsibilities under the         necessary to limit total annual operating
consideration of all of the factors below    Advisory Agreement.                          expenses to a specified percentage of
and based on its informed business                                                        average daily net assets for each class
judgment, the Board determined that the      o Overall performance of AIM. The Board      of the Fund. The Board considered the
Advisory Agreement is in the best            considered the overall performance of AIM    contractual nature of this fee
interests of the Fund and its                in providing investment advisory and         waiver/expense limitation and noted that
shareholders and that the compensation to    portfolio administrative services to the     it remains in effect until March 31,
AIM under the Advisory Agreement is fair     Fund and concluded that such performance     2007. The Board considered the effect
and reasonable and would have been           was satisfactory.                            this fee waiver/expense limitation would
obtained through arm's length                                                             have on the Fund's estimated expenses and
negotiations.                                                                             concluded that the levels of fee
                                                                                          waivers/expense limitations for the Fund
o The nature and extent of the advisory                                                   were fair and reasonable.
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.


*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by
Lipper, Inc., an independent mutual fund performance monitor.                                                            (continued)

TAX-FREE CASH RESERVE PORTFOLIO

o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
Board reviewed the structure of the          Board considered the benefits realized by    determining whether to continue the
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions    Advisory Agreement for the Fund, the
Agreement, noting that it includes one       executed through "soft dollar"               Board considered the fact that AIM, along
breakpoint. The Board reviewed the level     arrangements. Under these arrangements,      with others in the mutual fund industry,
of the Fund's advisory fees, and noted       brokerage commissions paid by other funds    is subject to regulatory inquiries and
that such fees, as a percentage of the       advised by AIM are used to pay for           litigation related to a wide range of
Fund's net assets, have decreased as net     research and execution services. This        issues. The Board also considered the
assets increased because the Advisory        research may be used by AIM in making        governance and compliance reforms being
Agreement includes a breakpoint. The         investment decisions for the Fund. The       undertaken by AIM and its affiliates,
Board concluded that the Fund's fee          Board concluded that such arrangements       including maintaining an internal
levels under the Advisory Agreement          were appropriate.                            controls committee and retaining an
therefore reflect economies of scale and                                                  independent compliance consultant, and
that it was not necessary to change the      o AIM's financial soundness in light of      the fact that AIM has undertaken to cause
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered       the Fund to operate in accordance with
advisory fee schedule.                       whether AIM is financially sound and has     certain governance policies and
                                             the resources necessary to perform its       practices. The Board concluded that these
o Investments in affiliated money market     obligations under the Advisory Agreement,    actions indicated a good faith effort on
funds. Not applicable because the Fund       and concluded that AIM has the financial     the part of AIM to adhere to the highest
does not invest in affiliated money          resources necessary to fulfill its           ethical standards, and determined that
market funds.                                obligations under the Advisory Agreement.    the current regulatory and litigation
                                                                                          environment to which AIM is subject
o Independent written evaluation and         o Historical relationship between the        should not prevent the Board from
recommendations of the Fund's Senior         Fund and AIM. In determining whether to      continuing the Advisory Agreement for the
Officer. The Board noted that, upon their    continue the Advisory Agreement for the      Fund.
direction, the Senior Officer of the         Fund, the Board also considered the prior
Fund, who is independent of AIM and AIM's    relationship between AIM and the Fund, as
affiliates, had prepared an independent      well as the Board's knowledge of AIM's
written evaluation in order to assist the    operations, and concluded that it was
Board in determining the reasonableness      beneficial to maintain the current
of the proposed management fees of the       relationship, in part, because of such
AIM Funds, including the Fund. The Board     knowledge. The Board also reviewed the
noted that the Senior Officer's written      general nature of the non-investment
evaluation had been relied upon by the       advisory services currently performed by
Board in this regard in lieu of a            AIM and its affiliates, such as
competitive bidding process. In              administrative, transfer agency and
determining whether to continue the          distribution services, and the fees
Advisory Agreement for the Fund, the         received by AIM and its affiliates for
Board considered the Senior Officer's        performing such services. In addition to
written evaluation and the recommendation    reviewing such services, the trustees
made by the Senior Officer to the Board      also considered the organizational
that the Board consider implementing a       structure employed by AIM and its
process to assist them in more closely       affiliates to provide those services.
monitoring the performance of the AIM        Based on the review of these and other
Funds. The Board concluded that it would     factors, the Board concluded that AIM and
be advisable to implement such a process     its affiliates were qualified to continue
as soon as reasonably practicable.           to provide non-investment advisory
                                             services to the Fund, including
o Profitability of AIM and its               administrative, transfer agency and
affiliates. The Board reviewed               distribution services, and that AIM and
information concerning the profitability     its affiliates currently are providing
of AIM's (and its affiliates') investment    satisfactory non-investment advisory
advisory and other activities and its        services.
financial condition. The Board considered
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2005
(Unaudited)


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MUNICIPAL NOTES-99.33%

ALABAMA-0.56%

Birmingham (City of)
  Public Educational
  Building Authority
  Student Housing (CHF
  UAB II LLC); VRD
  Series 2005 A RB
  (LOC-Regions Bank)
  2.77%, 07/01/37(b)(c)    --    VMIG-1    $ 6,000    $    6,000,000
--------------------------------------------------------------------
Mobile (City of)
  Infirmary Health
  System Special Care
  Facilities Financing
  Authority; Health
  System VRD Series 2000
  A RB (LOC-Regions
  Bank)
  2.75%, 01/01/25(b)(c)    --    VMIG-1      6,115         6,115,000
--------------------------------------------------------------------
Mobile (City of); Port
  City Medical Clinic
  Board (Infirmary
  Health); VRD Series
  1998 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 02/01/25(b)(d)    A-1   VMIG-1      6,670         6,670,000
====================================================================
                                                          18,785,000
====================================================================

ALASKA-0.48%

Alaska (State of)
  Industrial Development
  & Export Authority
  (Safeway Inc.
  Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank
  A.G.)
  2.80%,
  12/01/05(c)(e)(f)(s)     A-1     --        1,340         1,340,000
--------------------------------------------------------------------
North Slope (Borough
  of); Refunding
  Unlimited Tax Series
  2000 A GO (INS-MBIA
  Insurance Corp.)
  2.77%, 06/30/10(b)(d)   A-1+   VMIG-1     14,600        14,600,000
====================================================================
                                                          15,940,000
====================================================================

ARIZONA-0.53%

Casa Grande (City of)
  Industrial Development
  Authority (Center Park
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1      2,010         2,010,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of)
  Industrial Development
  Authority (Quail
  Gardens Apartments);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1    $ 1,785    $    1,785,000
--------------------------------------------------------------------
Phoenix (City of)
  Industrial Development
  Authority (Lynwood
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  1994 IDR (CEP-Federal
  Home Loan Bank of San
  Francisco)
  2.81%, 10/01/25(b)      A-1+     --        5,825         5,825,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (El Dorado
  Hospital); VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%,
  04/01/38(b)(c)(s)        --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (Tucson
  Electric Power
  Co.-Irvington Road
  Project); VRD Series
  1982 IDR (LOC-Credit
  Suisse)
  2.76%,
  10/01/22(b)(c)(s)        A-1   VMIG-1      2,000         2,000,000
====================================================================
                                                          17,620,000
====================================================================

ARKANSAS-0.06%

Pulaski (County of)
  Public Facilities
  Board (Health
  Facilities-Central
  Arkansas Radiation
  Therapy Inc. Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  07/01/08(b)(c)(g)        --      --        1,910         1,910,000
====================================================================

COLORADO-2.77%

Adams & Weld (Counties
  of) School District
  No. 27J Brighton;
  Unlimited Tax Series
  2004 GO (INS-Financial
  Guaranty Insurance
  Co.)
  2.50%, 12/01/05(d)       AAA     Aaa       1,950         1,967,647
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Art Museum
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 01/01/34(b)(c)   A-1+     --        2,150         2,150,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Seminary
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 07/01/34(b)(c)   A-1+     --      $ 1,000    $    1,000,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Cable
  Television Center &
  Museum Project); VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/06(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Jewish
  Federal Building
  Program); VRD Series
  2005 B-3 RB
  (LOC-National City
  Bank)
  2.81%, 12/01/34(c)(h)    --    VMIG-1      6,465         6,465,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Regis Jesuit High
  School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 12/01/33(b)(c)   A-1+     --        5,515         5,515,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Southeastern Baptist
  Theological Seminary);
  VRD Series 2005
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/25(b)(c)    --    VMIG-1      8,955         8,955,000
--------------------------------------------------------------------
Colorado (State of)
  General Fund; Series
  2005 TRAN
  4.00%, 06/27/06         SP-1+   MIG-1     10,000        10,098,368
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Arapahoe
  House Project); VRD
  Series 2004 A RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.82%, 04/01/24(b)(c)   A-1+     --        1,200         1,200,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Collinwood); Refunding
  VRD Series 2004 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --        4,130         4,130,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/15/30(b)(c)    A-1     --        9,615         9,615,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers);
  Refunding VRD Series
  2004 A RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --      $ 5,145    $    5,145,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  1997 RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/11(b)(c)   A-1+     --          750           750,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  2002 A RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/31(b)(c)   A-1+     --        3,400         3,400,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Craig
  Hospital Project);
  Refunding VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/20(b)(c)   A-1+     --        5,580         5,580,000
--------------------------------------------------------------------
Colorado (State of)
  Housing & Finance
  Authority (Winridge
  Apartments); Refunding
  Multi-Family VRD
  Series 1998 RB
  (CEP-Federal National
  Mortgage Association)
  2.75%, 02/15/28(b)      A-1+     --        1,615         1,615,000
--------------------------------------------------------------------
Colorado Springs (City
  of) (Pikes Peak Mental
  Health); VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 03/15/23(b)(c)   A-1+     --        3,510         3,510,000
--------------------------------------------------------------------
Concord (Metropolitan
  District of);
  Refunding &
  Improvement Unlimited
  Tax Series 2004 GO
  (LOC-Wells Fargo Bank,
  N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --        1,585         1,585,000
--------------------------------------------------------------------
Crystal Valley
  (Metropolitan)
  District No. 1; VRD
  Series 2004 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/34(b)(c)   A-1+     --        3,795         3,795,000
--------------------------------------------------------------------
Denver (City & County
  of) (Kentucky Circle
  Village Project); VRD
  Series 2000 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/29(b)(c)   A-1+     --        1,655         1,655,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Jefferson (County of)
  Section 14
  Metropolitan District;
  Refunding Unlimited
  Tax Series 2004 GO
  (LOC-U.S. Bank, N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --      $ 1,200    $    1,200,000
--------------------------------------------------------------------
Kipling Ridge (District
  of Metropolitan); VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 12/01/23(b)(c)   A-1+     --        3,725         3,725,000
--------------------------------------------------------------------
Lafayette (City of)
  Exempla Improvement
  District (Special
  Improvement No. 2-01);
  Refunding Special
  Assessment VRD Series
  2002 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.80%, 12/01/22(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------
Moffat (County of)
  (Colorado-Ute Electric
  Association); VRD
  Series 1984 PCR
  (INS-Ambac Assurance
  Corp.)
  2.84%, 07/01/10(b)(d)   A-1+   VMIG-1      1,485         1,485,000
--------------------------------------------------------------------
Westminster (City of)
  Economic Development
  Authority (North Huron
  Urban Renewal); VRD
  Series 2005 TAN
  (LOC-Depfa Bank PLC)
  2.78%,
  12/01/28(b)(c)(s)       A-1+   VMIG-1      2,950         2,950,000
--------------------------------------------------------------------
Westminster (City of)
  Water & Wastewater
  Utility Enterprise;
  VRD Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 12/01/22(b)(d)   A-1+   VMIG-1      1,415         1,415,000
====================================================================
                                                          92,006,015
====================================================================

CONNECTICUT-0.04%

Connecticut (State of)
  Development Authority
  (Central Vermont
  Public Service);
  Floating Rate Series
  1985 PCR (LOC-Citizens
  Bank of Pennsylvania)
  2.65%, 12/01/15(c)(j)   A-1+     --        1,400         1,400,000
====================================================================

DELAWARE-0.29%

Delaware (State of)
  Economic Development
  Authority (Hospital
  Billing); VRD Series
  1985 A RB (INS-Ambac
  Assurance Corp.)
  2.75%, 12/01/15(b)(d)    A-1   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

DELAWARE-(CONTINUED)

Delaware (State of)
  Economic Development
  Authority (Independent
  School Inc. Project);
  VRD Series 2003 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 07/01/33(b)(c)   A-1+     --      $ 8,250    $    8,250,000
====================================================================
                                                           9,750,000
====================================================================

DISTRICT OF
  COLUMBIA-0.71%

District of Columbia
  (American Library
  Association); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      3,175         3,175,000
--------------------------------------------------------------------
District of Columbia
  (American Psychology
  Association); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 03/01/28(b)(c)   A-1+     --        1,325         1,325,000
--------------------------------------------------------------------
District of Columbia
  (St. Coletta Public
  Charter); VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.75%, 05/01/35(b)(c)    --    VMIG-1      4,150         4,150,000
--------------------------------------------------------------------
District of Columbia
  (Resources for the
  Future Inc.); VRD
  Series 1998 RB
  (LOC-Wachovia Bank,
  N.A.) (Acquired
  08/01/05; Cost
  $2,025,000)
  2.80%,
  08/01/29(b)(c)(k)       A-1+     --        2,025         2,025,000
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 A GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.50%, 06/01/06(d)       AAA     Aaa       2,715         2,765,018
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 B GO (INS-Ambac
  Assurance Corp.)
  5.00%, 06/01/06(d)       AAA     Aaa       5,430         5,514,251
--------------------------------------------------------------------
Wachovia MERLOTs
  (District of Columbia
  Water & Sewer
  Authority); VRD Series
  2003 A12 RB (Acquired
  02/24/03; Cost
  $4,625,000)
  2.77%,
  10/01/17(b)(k)(l)        --    VMIG-1      4,625         4,625,000
====================================================================
                                                          23,579,269
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-8.57%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Escambia); Refunding
  Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  (Acquired 10/24/02;
  Cost $5,000,000)
  2.76%,
  10/01/10(b)(k)(l)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (Florida State
  Board of Education);
  Non-AMT VRD Series
  2004-48 RB (Acquired
  08/05/05; Cost
  $5,500,000)
  2.76%,
  06/01/12(b)(k)(l)        --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Broward (County of)
  School Board; VRD
  Series 2005 COP
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 07/01/21(b)(d)   A-1+   VMIG-1     14,000        14,000,000
--------------------------------------------------------------------
Cape Coral (City of);
  Commercial Paper Note
  Series 2005 (LOC-Bank
  of America, N.A.)
  2.65%, 04/04/06(c)      A-1+     --        4,900         4,900,000
--------------------------------------------------------------------
Capital Projects Finance
  Authority (Capital
  Projects Loan
  Program); VRD Series
  1997 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 08/01/17(b)(d)   A-1+     --          700           700,000
--------------------------------------------------------------------
Charlotte (County of);
  Utility Refunding VRD
  Series 2003 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.76%, 10/01/21(b)(d)   A-1+     --       38,500        38,500,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Commercial Paper
  Series 2005 C-2 RB
  (LOC-Bank of America,
  N.A.)
  2.67%, 11/21/05(c)      A-1+   VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Hospital Commercial
  Paper Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.55%, 10/18/05(c)      A-1+   VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Collier (County of)
  Industrial Development
  Authority (Redlands
  Christian Migrant
  Association Inc.); VRD
  Series 2001 IDR
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/26(b)(c)(g)        --      --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Dade (County of) (Youth
  Fair & Exposition
  Project); VRD Series
  1995 RB (LOC-SunTrust
  Bank) (Acquired
  08/15/05; Cost
  $6,500,000)
  2.75%,
  08/01/15(b)(c)(k)        --      Aa2     $ 6,500    $    6,500,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Carlos
  Albizu University
  Project); VRD Series
  2000 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/25(b)(c)(g)        --      --        9,200         9,200,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Florida
  Memorial College
  Project); VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  10/01/27(b)(c)(g)        --      --        1,195         1,195,000
--------------------------------------------------------------------
Dade (County of)
  Industrial Development
  Authority (Palmer
  Trinity Private School
  Project); VRD Series
  1999 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/19(b)(c)(g)        --      --        3,100         3,100,000
--------------------------------------------------------------------
Duval (County of)
  Housing Finance
  Authority (Sunbeam
  Road Apartments
  Project); Multi-Family
  Housing Refunding VRD
  Series 1997 RB
  (LOC-U.S. Bank, N.A.)
  2.76%, 07/01/25(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Agency
  (Huntington Place
  Apartments); Multi-
  Family Housing VRD
  Series 1985 GGG RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 12/01/13(b)      A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Island Club);
  Refunding Multi-Family
  Series 2001 J-A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 07/01/31(b)      A-1+     --        5,690         5,690,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Lakeside North);
  Refunding Multi-
  Family Mortgage VRD
  Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 06/01/34(b)      A-1+     --        2,630         2,630,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

Fort Lauderdale (City
  of) (Pine Crest Prep
  School Project); VRD
  Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 06/01/32(b)(d)    --      Aaa     $ 7,600    $    7,600,000
--------------------------------------------------------------------
Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System);
  Hospital VRD Series
  2003 A RB
  (LOC-SunTrust Bank)
  2.78%, 11/15/32(b)(c)   A-1+   VMIG-1     22,475        22,475,000
--------------------------------------------------------------------
Hillsborough (County of)
  Industrial Development
  Authority (Tampa
  Metropolitan Area YMCA
  Project); VRD Series
  2000 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  03/01/25(b)(c)(g)        --      --        5,550         5,550,000
--------------------------------------------------------------------
Jacksonville (City of)
  (Baptist Medical
  Center); Commercial
  Paper Series 2004 RB
  (LOC-Bank of America,
  N.A.)
  2.73%, 11/28/05(c)      A-1+     --       18,000        18,000,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (Samuel C.
  Taylor Foundation
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 02/20/01;
  Cost $2,600,000)
  2.80%,
  12/01/23(b)(c)(g)(k)     --      --        2,600         2,600,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (University
  of Florida
  Jacksonville
  Physicians, Inc.); VRD
  Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.79%, 06/01/22(b)(c)    --    VMIG-1     11,705        11,705,000
--------------------------------------------------------------------
Lee (County of)
  Industrial Development
  Authority (Shell Point
  Village Project);
  Health Care Facilities
  VRD Series 1999 B IDR
  (LOC-Bank of America,
  N.A.)
  2.74%, 11/01/29(b)(c)   A-1+     --        5,800         5,800,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Reedy Creek
  Improvement District);
  Floating Rate Trust
  Ctfs. Utility VRD
  Series 2005 1145 RB
  (Acquired 06/08/05;
  Cost $12,075,000)
  2.78%,
  10/01/19(b)(g)(k)(l)     --      --       12,075        12,075,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Florida Department of
  Environmental
  Protection); Floating
  Rate Trust Ctfs. VRD
  Series 2002-722 RB
  (Acquired 11/13/02;
  Cost $9,850,000)
  2.78%,
  07/01/22(b)(k)(l)        A-1     --      $ 9,850    $    9,850,000
--------------------------------------------------------------------
North Miami (City of)
  Educational Facilities
  (Miami Country Day
  School Project); VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  08/01/19(b)(c)(g)        --      --        1,650         1,650,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority (Adventist
  Health System/Sunbelt
  Inc.); VRD Series 1992
  RB (LOC-SunTrust Bank)
  2.78%, 11/15/14(b)(c)   A-1+   VMIG-1      1,735         1,735,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority
  (Presbyterian
  Retirement
  Communities, Inc.
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  11/01/28(b)(c)(g)(m)     --      --        4,996         4,996,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Central
  Florida Kidney Centers
  Project); VRD Series
  2000 IDR (LOC-SunTrust
  Bank)
  2.75%, 12/01/20(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Christian
  Prison Project); VRD
  Series 2003 A IDR
  (LOC-Regions Bank)
  2.79%, 02/01/23(b)(c)    --    VMIG-1      4,535         4,535,000
--------------------------------------------------------------------
Palm Beach (County of)
  Educational Facilities
  Authority (Atlantic
  College Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/31(b)(c)(g)        --      --        2,700         2,700,000
--------------------------------------------------------------------
Palm Beach (County of)
  School District; Sales
  Tax Commercial Paper
  Series 2005 Notes
  (LOC-Bank of America,
  N.A.)
  2.60%, 10/19/05(c)      A-1+     P-1      11,500        11,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Petersburg (City of)
  Health Facilities
  Authority (All
  Children's Hospital);
  Health Facilities VRD
  Series 2005 C RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 11/15/34(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Sunshine State
  Governmental Financing
  Commission; VRD Series
  1986 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 07/01/16(b)(d)    --    VMIG-1     25,455        25,455,000
--------------------------------------------------------------------
Tampa (City of) (Agency
  for Community
  Treatment DACCO
  Project); VRD Series
  2001 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  07/01/22(b)(c)(g)        --      --        4,910         4,910,000
====================================================================
                                                         284,851,000
====================================================================

GEORGIA-3.50%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Fulton Water & Sewer
  Revenue Bonds);
  Non-AMT VRD Series
  2004-15 Ctfs.
  (Acquired 10/12/04;
  Cost $9,995,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Atlanta (City of);
  Refunding Airport VRD
  Series 2005 RFB-2 RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 01/01/30(b)(d)   A-1+   VMIG-1     10,140        10,140,000
--------------------------------------------------------------------
Bartow (County of)
  School District;
  Unlimited Tax Series
  2003 GO
  3.00%, 11/01/05          AA+     --          950           950,667
--------------------------------------------------------------------
Bibb (County of)
  Development Authority
  (Baptist Village
  Project); Refunding &
  Improvement VRD Series
  1998 RB (LOC-SunTrust
  Bank)
  2.75%, 08/01/18(b)(c)    --      Aa2       1,900         1,900,000
--------------------------------------------------------------------
Burke (County of)
  Development Authority
  (Oglethorp Power
  Corp.); VRD Commercial
  Paper Series 2005 B
  PCR (INS-Ambac
  Assurance Corp.)
  2.43%, 10/19/05(d)      A-1+   VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Forsyth (County
  of) School District);
  VRD Unlimited Tax
  Series 2004-6 A GO
  (Acquired 10/20/04;
  Cost $2,975,000)
  2.79%,
  02/01/18(b)(k)(l)       A-1+     --        2,975         2,975,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of)
  Development Authority
  (Institute Nuclear
  Power Operations); VRD
  Series 1998 IDR
  (LOC-SunTrust Bank)
  (Acquired 06/29/05:
  Cost $6,330,000)
  2.80%,
  02/01/13(b)(c)(k)        --      Aa2     $ 6,330    $    6,330,000
--------------------------------------------------------------------
Cobb (County of)
  Development Authority
  (YMCA of Cobb County);
  VRD Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 12/01/25(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Dahlonega (City of)
  Downtown Development
  Authority (North
  Georgia Student
  Housing Project);
  Student Housing VRD
  Series 2001 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.73%, 06/01/28(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
DeKalb (County of)
  Private Hospital
  Authority (ESR
  Children's Health
  System, Inc.); VRD
  Series 1998 RAN
  (LOC-SunTrust Bank)
  2.75%, 12/01/28(b)(c)   A-1+   VMIG-1      4,685         4,685,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Georgia);
  VRD Series 2000-1001
  Class C COP (Acquired
  07/26/00: Cost
  $20,000,000)
  2.79%,
  07/01/15(b)(k)(l)       A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
Fayette (County of)
  Development Authority
  (Catholic Education of
  North Georgia, Inc.
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.75%, 04/01/28(b)(c)   A-1+     --        3,010         3,010,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Arthritis Foundation
  Inc. Project); VRD
  Series 1996 RB
  (LOC-SunTrust Bank)
  (Acquired 08/16/05;
  Cost $2,265,000)
  2.80%,
  12/01/16(b)(c)(k)        --      Aa2       2,265         2,265,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Bridgeway Foundation
  for Education
  Project); Educational
  Facilities VRD Series
  2000 RB (LOC-Wachovia
  Bank, N.A.)
  2.80%, 06/01/15(b)(c)   A-1+     --        1,800         1,800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of)
  Development Authority
  (Mount Vernon
  Presbyterian School);
  VRD Series 2005 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 08/01/35(b)(c)    --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Gainesville (City of)
  Redevelopment
  Authority (Riverside
  Military Project);
  Educational Facilities
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.75%, 12/01/25(b)(c)    --    VMIG-1      1,840         1,840,000
--------------------------------------------------------------------
Gwinnett (County of)
  Development Authority
  (Greater Atlanta
  Christian Schools,
  Inc. Project); VRD
  Series 1998 RB
  (LOC-SunTrust Bank)
  (Acquired 06/30/05;
  Cost $3,800,000)
  2.80%,
  04/01/18(b)(c)(k)        --      Aa2       3,800         3,800,000
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Atlanta (City of)
  Water & Wastewater);
  VRD Series 2004 520 RB
  (Acquired 04/20/05;
  Cost $24,995,000)
  2.79%,
  05/01/12(b)(k)(l)        A-1     --       24,995        24,995,000
--------------------------------------------------------------------
LaGrange (County of)
  Development Authority
  (LaGrange College
  Project); VRD Series
  2001 RB (LOC-SunTrust
  Bank)
  2.75%, 06/01/31(b)(c)    --    VMIG-1      4,985         4,985,000
--------------------------------------------------------------------
Smyrna (City of)
  Hospital Authority
  (Ridgeview Institute
  Inc. Project); VRD
  Series 2002 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.80%, 11/01/27(b)(c)    --    VMIG-1      2,060         2,060,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Dalton); Utilities
  VRD Series 2003 A02 RB
  (Acquired 08/25/04;
  Cost $4,825,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      4,825         4,825,000
====================================================================
                                                         116,555,667
====================================================================

HAWAII-1.12%

Eagle Tax Exempt Trust
  (State of Hawaii); VRD
  Series 2000-1101 COP
  (Acquired 01/11/01;
  Cost $6,000,000)
  2.79%,
  12/01/16(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

HAWAII-(CONTINUED)

Merrill Lynch P-Floats
  (State of Hawaii);
  Unlimited Tax VRD
  Series 2005 PT-2864 GO
  (Acquired 09/07/05;
  Cost $27,270,000)
  2.79%,
  07/01/18(b)(k)(l)        --    VMIG-1    $27,270    $   27,270,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Hawaii); Unlimited
  Tax VRD Series 2003
  A16 GO (Acquired
  02/27/03; Cost
  $3,875,000)
  2.77%,
  07/01/18(b)(k)(l)        --    VMIG-1      3,875         3,875,000
====================================================================
                                                          37,145,000
====================================================================

IDAHO-1.21%

Custer (County of)
  Pollution Control
  (Amoco Oil Co.-
  Standard Oil Industry
  Project); VRD Series
  1983 RB
  2.45%,
  10/01/05(e)(f)(s)       A-1+     Aa1      23,000        23,000,000
--------------------------------------------------------------------
Idaho (State of);
  Unlimited Tax Series
  2005 GO TAN
  4.00%, 06/30/06         SP-1+   MIG-1     15,000        15,146,979
--------------------------------------------------------------------
Magic Valley Healthcare
  System Inc. (Magic
  Valley Regional
  Medical Center
  Project); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/21(b)(c)    --    VMIG-1      2,040         2,040,000
====================================================================
                                                          40,186,979
====================================================================

ILLINOIS-14.97%

ABN AMRO Munitops Ctfs.
  Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-34 Ctfs.
  (Acquired 11/15/01;
  Cost $10,000,000)
  2.78%,
  07/01/07(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Aurora (City of)
  Economic Development
  (Aurora University);
  VRD Series 2004 RB
  (LOC-Harris N.A.)
  2.78%, 03/01/35(b)(c)    --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois
  Sales Tax); VRD Series
  1998-25 A RB (Acquired
  08/26/99; Cost
  $10,000,000)
  2.81%,
  03/15/07(b)(k)(l)        A-1     Aa2      10,000        10,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 A
  RB (Acquired 05/06/02;
  Cost $10,130,000)
  2.81%,
  06/05/14(b)(k)(l)        A-1     --      $10,130    $   10,130,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (University of
  Illinois); VRD Series
  2005-10 A RB (Acquired
  04/27/05; Cost
  $3,405,000)
  2.79%,
  04/01/19(b)(k)(l)       A-1+     --        3,405         3,405,000
--------------------------------------------------------------------
Chicago (City of) Board
  of Education;
  Unlimited Tax Series
  2000 D GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 03/01/32(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Chicago (City of);
  Unlimited Tax Series
  2002 B GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 01/01/37(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Chicago (City of); VRD
  Limited Tax Obligation
  Tender Series 2004 GO
  (LOC-State Street Bank
  & Trust Co.)
  2.20%,
  12/08/05(c)(e)(i)       SP-1+   MIG-1      7,000         7,000,000
--------------------------------------------------------------------
Cook (County of)
  (Catholic Theological
  Union Project); VRD
  Series 2005 RB
  (LOC-Harris N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Cook (County of) High
  School District No.
  201 (J. Sterling
  Morton Township);
  School Limited Tax
  Series 2004 GO
  (INS-Financial
  Security Assurance
  Inc.)
  4.38%, 12/01/05(d)       --      Aaa       5,000         5,018,086
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago Park
  District); Unlimited
  Tax VRD Series
  2002-1306 A COP
  (Acquired 05/02/02;
  Cost $5,500,000)
  2.79%,
  01/01/29(b)(k)(l)       A-1+     --        5,500         5,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago
  Public Building
  Commission); VRD
  Series 2003-0015 A COP
  (Acquired 05/14/03;
  Cost $2,800,000)
  2.79%,
  12/01/14(b)(k)(l)       A-1+     --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
  (City of Chicago Water
  & Sewer); VRD Series
  2001-1308 COP
  (Acquired 12/12/01;
  Cost $8,655,000)
  2.79%,
  11/01/26(b)(k)(l)       A-1+     --      $ 8,655    $    8,655,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01;
  Cost $4,950,000)
  2.90%,
  01/01/35(b)(k)(l)       A-1+     --        4,950         4,950,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (County of Cook
  Regional
  Transportation
  Authority); VRD Series
  2000-1303 COP
  (Acquired 03/26/01;
  Cost $19,000,000)
  2.79%,
  07/01/23(b)(k)(l)       A-1+     --       19,000        19,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  Unlimited Tax VRD
  Series 2003-0023 A COP
  (Acquired 06/12/03;
  Cost $3,775,000)
  2.79%,
  06/01/15(b)(k)(l)       A-1+     --        3,775         3,775,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  VRD Series 2000-1304
  COP (Acquired
  06/27/00; Cost
  $7,340,000)
  2.79%,
  06/01/21(b)(k)(l)       A-1+     --        7,340         7,340,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons
  Project); VRD Series
  1996 RB (LOC-Northern
  Trust Co.)
  2.80%,
  08/01/26(b)(c)(m)       A-1+     --        7,913         7,913,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (BAPS Inc.
  Project); VRD Series
  2002 RB (LOC-Comerica
  Bank)
  2.77%, 06/01/17(b)(c)    A-1     --        7,935         7,935,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (British
  Home for Retired Men &
  Women); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.)
  2.76%, 11/01/27(b)(c)    A-1     --        8,740         8,740,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Chicago
  Shakespeare Theater
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  09/24/03; Cost
  $4,100,000)
  2.76%,
  01/01/19(b)(c)(k)        A-1     --        4,100         4,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Embers
  Elementary School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  11/04/03; Cost
  $2,215,000)
  2.77%,
  04/01/32(b)(c)(k)        A-1     --      $ 2,215    $    2,215,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Institute
  of Gas Technology
  Project); VRD Series
  1999 IDR (LOC-Harris
  N.A.)
  2.86%, 09/01/24(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Lyric Opera
  Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust
  Co., Harris N.A.,
  JPMorgan Chase Bank)
  2.78%, 12/01/28(b)(c)   A-1+   VMIG-1     49,800        49,800,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Mount
  Carmel High School
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      5,600         5,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (North Shore
  Country Day School);
  VRD Series 2003 RB
  (LOC-Northern Trust
  Co.)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      2,825         2,825,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Oak Park
  Residence Corp.
  Project); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  01/29/03; Cost
  $2,975,000)
  2.76%,
  07/01/41(b)(c)(k)        A-1     --        2,975         2,975,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Sacred
  Heart Schools
  Project); VRD Series
  2003 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (St. Paul's
  House Project); VRD
  Series 1995 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/01/25(b)(c)    A-1     --        1,265         1,265,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Uhlich
  Childrens Home
  Project); VRD Series
  2002 IDR (LOC-JPMorgan
  Chase Bank)
  2.78%, 10/01/33(b)(c)    --    VMIG-1    $ 1,200    $    1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (West
  Central Illinois
  Educational Project);
  VRD Series 2002 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/32(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Arts Club
  of Chicago); VRD
  Series 1996 RB
  (LOC-Northern Trust
  Co.)
  2.78%, 01/01/26(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Aurora
  University); VRD
  Cultural Pooled
  Financing Series 1998
  RB (LOC-Bank of
  America, N.A.)
  2.76%, 03/01/28(b)(c)   A-1+     --        6,570         6,570,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Blackburn
  University); Cultural
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 07/01/29(b)(c)   A-1+     --        4,385         4,385,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Chicago
  Childrens Museum); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 02/01/28(b)(c)    A-1   VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Columbia
  College Chicago); VRD
  Series 2000 RB
  (LOC-Harris N.A.)
  2.75%, 06/01/30(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Dominican
  University); VRD
  Series 2000 B RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  10/01/30(b)(c)(s)        --    VMIG-1      9,400         9,400,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Field
  Museum National
  History); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.78%, 11/01/32(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Museum of
  Science & Industry);
  VRD Series 1992 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 10/01/26(b)(c)    --    VMIG-1    $ 3,250    $    3,250,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (National
  Louis University); VRD
  Series 1999 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 06/01/29(b)(c)   A-1+     --        9,200         9,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (University
  Pooled Financing
  Program); VRD Series
  1985 RB (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 12/01/05(b)(d)    A-1   VMIG-1      3,045         3,045,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority; Pooled
  Financing Commercial
  Paper Notes Series
  2005 (LOC-Northern
  Trust Co.)(c)
  2.43%, 10/12/05         A-1+     --       15,000        15,000,000
--------------------------------------------------------------------
  2.43%, 10/13/05         A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
  2.53%, 10/24/05         A-1+     --       15,200        15,200,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Illinois Institute of
  Technology); VRD
  Series 2004 RB
  (LOC-Harris N.A.)
  2.77%, 12/01/24(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Jewish Charities);
  VRD Series 2005 A RAN
  (LOC-Harris N.A.)
  2.80%, 06/30/06(b)(c)   A-1+     --        7,745         7,745,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Joan W. & Irving B.
  Dance Project); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 03/01/40(b)(c)    --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Kohl Children's
  Museum); VRD Series
  2004 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/34(b)(c)    --    VMIG-1      2,680         2,680,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Lake Forest Country
  Day); VRD Series 2005
  RB (LOC-Northern Trust
  Co.)
  2.77%, 07/01/35(b)(c)    --    VMIG-1      3,250         3,250,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Finance Authority
  (Mercy Alliance
  Project); VRD Series
  2005 RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 02/15/35(b)(c)    --    VMIG-1    $ 7,000    $    7,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (North Park University
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.81%, 07/01/35(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Richard H. Driehaus
  Museum); VRD Series
  2005 RB (LOC-Northern
  Trust Co.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      2,900         2,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Sunshine Through Golf
  Foundation Project);
  VRD Series 2004 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 11/01/24(b)(c)    A-1     --        2,100         2,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Bensenville
  Home Society); VRD
  Series 1989 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 02/15/19(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Franciscan
  Eldercare Service);
  VRD Series 2001 RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --       10,615        10,615,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Park Plaza
  Center); Multi-Family
  VRD Series 1996 RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 09/15/20(b)(c)    A-1     --        5,700         5,700,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Peace
  Memorial Ministries);
  VRD Series 2003 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/15/33(b)(c)    A-1     --        9,675         9,675,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (St. Lukes
  Medical Center); VRD
  Series 1998 B RB
  (INS-MBIA Insurance
  Corp.)
  2.77%, 11/15/23(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority; Revolving
  Fund Pooled VRD Series
  1985 C RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 08/01/15(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Housing Development
  Authority (Lakeshore
  Plaza); Multi-Family
  Housing Series 2000 A
  RB (INS-MBIA Insurance
  Corp.)
  2.77%, 07/01/27(b)(d)   A-1+   VMIG-1    $ 9,625    $    9,625,000
--------------------------------------------------------------------
JPMorgan PUTTERs (City
  of Chicago Park
  District); VRD Limited
  Tax Series 2005 974 GO
  (Acquired 07/06/05;
  Cost $1,100,000)
  2.79%,
  01/01/13(b)(k)(l)        A-1     --        1,100         1,100,000
--------------------------------------------------------------------
Lombard (City of)
  (Clover Creek
  Apartments Project);
  VRD Multi-Family
  Housing Series 2000 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 12/15/30(b)      A-1+     --       14,855        14,855,000
--------------------------------------------------------------------
McCook (City of)
  (Illinois Saint Andrew
  Society); VRD Series
  1996 A RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
  VRD Series 1996 B RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Orland Hills (City of);
  Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/14(b)(c)    A-1     --        2,470         2,470,000
--------------------------------------------------------------------
Quincy (City of)
  (Blessing Hospital
  Project); VRD Series
  2004 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/15/33(b)(c)   A-1+   VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Lake County
  Joint Action Water
  Agency); VRD Series
  2003 B18 RB (Acquired
  02/19/03; Cost
  $9,720,000)
  2.77%,
  05/01/20(b)(k)(l)        --    VMIG-1      9,720         9,720,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago Board of
  Education); VRD
  Unlimited Tax Series
  2000 A4 GO (Acquired
  11/12/03; Cost
  $4,845,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      4,845         4,845,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (City
  of Chicago Emergency
  Telephone System); VRD
  Limited Tax Series
  2002 A44 GO (Acquired
  08/02/02; Cost
  $7,835,000)
  2.77%,
  01/01/20(b)(k)(l)        --    VMIG-1    $ 7,835    $    7,835,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago); VRD
  Limited Tax Series
  2000 A12 GO (Acquired
  08/26/99; Cost
  $10,000,000)
  2.77%,
  01/01/23(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD Series
  2001 A93 RB (Acquired
  10/10/01; Cost
  $7,250,000)
  2.77%,
  07/01/27(b)(k)(l)        --    VMIG-1      7,250         7,250,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD
  Unlimited Tax Series
  2002 A41 GO (Acquired
  07/25/02; Cost
  $17,730,000)
  2.77%,
  06/01/17(b)(k)(l)        --    VMIG-1     17,730        17,730,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County); VRD Unlimited
  Tax Series 2003 B11 GO
  (Acquired 01/29/03;
  Cost $6,995,000)
  2.77%,
  11/15/25(b)(k)(l)        --    VMIG-1      6,995         6,995,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Regional
  Transportation
  Authority); VRD Series
  2001 A69 RB (Acquired
  11/09/04; Cost
  $11,745,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1     11,745        11,745,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Illinois); VRD
  Unlimited Tax Series
  2001 A124 GO (Acquired
  11/26/01; Cost
  $7,890,000)
  2.77%,
  11/01/26(b)(k)(l)        A-1     --        7,890         7,890,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of
  Illinois); VRD Series
  2000 S GO (Acquired
  03/20/00; Cost
  $14,400,000)
  2.77%,
  04/01/30(b)(k)(l)        --    VMIG-1     14,400        14,400,000
====================================================================
                                                         497,716,086
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-3.43%

ABN AMRO Munitops Ctfs.
  Trust (Township of
  Wayne, County of
  Marion School Building
  Corp.); Multi-State
  Non-AMT VRD Series
  2003-27 RB (Acquired
  11/12/03; Cost
  $13,795,000)
  2.78%,
  07/15/11(b)(k)(l)        --    VMIG-1    $13,795    $   13,795,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Indiana (State
  of) Transportation
  Finance Authority);
  Highway VRD Series
  2004-5 A RB (Acquired
  10/21/04; Cost
  $2,000,000)
  2.79%,
  12/01/18(b)(k)(l)       A-1+     --        2,000         2,000,000
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Advance Funding
  Program Series 2005 A
  RN
  3.25%, 01/26/06         SP-1+   MIG-1     24,850        24,916,543
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Midyear Funding
  Program Series 2005 A
  RN
  3.50%, 01/27/06         SP-1+   MIG-1     18,000        18,056,051
--------------------------------------------------------------------
Indiana (State of)
  Development Finance
  Authority (Indiana
  Historical Society,
  Inc. Project); VRD
  Educational Facilities
  Series 1996 RB
  (LOC-JPMorgan Chase
  Bank) (Acquired
  07/25/05; Cost
  $2,210,000)
  2.78%,
  08/01/31(b)(c)(k)       A-1+     --        2,210         2,210,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facilities
  Financing Authority
  (Golden Years
  Homestead); VRD Series
  2002 A RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 06/01/25(b)(c)   A-1+     --        6,500         6,500,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facility
  Financing Authority
  (Community Hospitals
  Project); VRD Hospital
  Series 2000 A RB
  (LOC-Bank of America,
  N.A.)
  2.75%,
  07/01/28(b)(c)(m)       A-1+     --        9,815         9,815,000
--------------------------------------------------------------------
Indiana (State of)
  Municipal Power
  Agency; Refunding
  Power Supply System
  VRD Series 1998 A RB
  (LOC-Toronto-Dominion
  Bank)
  2.75%,
  01/01/18(b)(c)(s)        A-1   VMIG-1      6,400         6,400,000
--------------------------------------------------------------------
Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Refunding VRD Series
  2002 F-1 RB (INS-MBIA
  Insurance Corp.)
  2.76%, 02/01/20(b)(d)   A-1+     --      $ 4,500    $    4,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-(CONTINUED)

Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Series 2005 F RN
  4.00%, 01/06/06         SP-1+    --        9,500         9,534,151
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Merrillville (City
  of) Multi School
  Building Corp.); VRD
  Series 2005 923 RB
  (Acquired 06/09/05;
  Cost $4,775,000)
  2.79%,
  01/15/13(b)(k)(l)        A-1     --        4,775         4,775,000
--------------------------------------------------------------------
Purdue University
  (Student Fee);
  University Series 1996
  M RB
  6.00%, 07/01/13(e)(o)    AA      Aa1       1,950         2,031,652
--------------------------------------------------------------------
Wachovia MERLOTs (County
  of Porter Jail
  Building Corp.); VRD
  Series 2001 A58 RB
  (Acquired 11/12/03;
  Cost $9,405,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      9,405         9,405,000
====================================================================
                                                         113,938,397
====================================================================

IOWA-1.01%

Iowa (State of) Finance
  Authority (Morningside
  College Project);
  Private College
  Facility VRD Series
  2002 RB (LOC-U.S.
  Bank, N.A.)
  2.79%, 10/01/32(b)(c)   A-1+     --        2,055         2,055,000
--------------------------------------------------------------------
Iowa (State of) Finance
  Authority Retirement
  Community (Deerfield
  Retirement Community);
  VRD Series 2003 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/33(b)(c)    A-1     --       15,000        15,000,000
--------------------------------------------------------------------
Iowa (State of) Higher
  Education Loan
  Authority (Graceland
  Private College); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 02/01/33(b)(c)    --    VMIG-1      5,890         5,890,000
--------------------------------------------------------------------
Iowa (State of) School
  Cash Anticipation
  Program; Series 2005 B
  Wts. Ctfs.
  (INS-Financial
  Security Assurance
  Inc.)
  3.50%, 01/27/06(d)       --     MIG-1     10,700        10,740,544
====================================================================
                                                          33,685,544
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KANSAS-1.05%

Eagle Tax Exempt Trust
  (County of Wyandotte
  Unified Government
  Utility System); VRD
  Series 2004-0038 A COP
  (Acquired 09/08/04;
  Cost $5,000,000)
  2.79%,
  09/01/21(b)(k)(l)       A-1+     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Kansas (State of)
  Development Finance
  Authority (Deaconess
  Long Term Care);
  Health Facilities VRD
  Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 05/15/30(b)(c)    --    VMIG-1      4,280         4,280,000
--------------------------------------------------------------------
Leawood (City of);
  Unlimited Tax
  Temporary Notes Series
  2004-2 GO
  3.00%, 10/01/05          --     MIG-1     14,000        14,000,000
--------------------------------------------------------------------
Lenexa (City of) Health
  Care Facilities
  (Lakeview Village
  Inc.); VRD Series 2002
  B RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --        5,400         5,400,000
--------------------------------------------------------------------
Olathe (City of)
  Recreational
  Facilities (YMCA of
  Greater Kansas City
  Project); VRD Series
  2002 B RB (LOC-Bank of
  America, N.A.)
  2.80%, 11/01/18(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wichita (City of)
  Recreational
  Facilities (YMCA of
  Wichita Project); VRD
  Series 1998 XI RB
  (LOC-Bank of America,
  N.A.) (Acquired
  02/15/01; Cost
  $2,900,000)
  2.80%,
  08/01/09(b)(c)(k)       A-1+     --        2,900         2,900,000
====================================================================
                                                          35,080,000
====================================================================

KENTUCKY-0.83%

Ewing (City of) Kentucky
  Area Development
  District Financing
  Trust (Lease
  Acquisition Program);
  VRD Series 2000 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.85%, 06/01/33(b)(c)   A-1+     --        5,660         5,660,000
--------------------------------------------------------------------
Lexington (City of)
  Center Corp.; VRD
  Mortgage Series 2001 A
  RB (INS-Ambac
  Assurance Corp.)
  2.78%, 10/01/21(b)(d)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Newport (City of)
  Kentucky League of
  Cities Funding Trust;
  Lease Program VRD
  Series 2002 RB
  (LOC-U.S. Bank, N.A.)
  2.77%,
  04/01/32(b)(c)(m)        --    VMIG-1    $19,100    $   19,100,000
====================================================================
                                                          27,760,000
====================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust
  (City of New Orleans);
  VRD Series 2000-1801
  COP (Acquired
  10/10/00; Cost
  $6,000,000)
  2.79%,
  12/01/21(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------
Louisiana (State of)
  (University &
  Agriculture &
  Mechanical College
  Board); Refunding
  Auxiliary VRD Series
  2005 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 07/01/34(b)(d)    --    VMIG-1      7,645         7,645,000
--------------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority; Refunding
  Deep Water Port VRD
  Series 2003 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/14(b)(c)   A-1+     --        3,850         3,850,000
--------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (LSU Alumni
  Association Project);
  VRD Series 2001 RB
  (LOC-Regions Bank)
  2.78%, 03/01/16(b)(c)    --    VMIG-1      4,365         4,365,000
====================================================================
                                                          21,860,000
====================================================================

MAINE-0.46%

JPMorgan PUTTERs (State
  of Maine Turnpike
  Authority); VRD
  Turnpike Series 2004
  546 RB (Acquired
  10/28/04; Cost
  $1,795,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,795         1,795,000
--------------------------------------------------------------------
Maine (State of) Housing
  Authority; VRD
  Mortgage Series 2003
  E-1 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 11/15/30(b)(d)   A-1+   VMIG-1      4,400         4,400,000
--------------------------------------------------------------------
Maine (State of);
  Unlimited Tax Series
  2005 BAN
  4.00%, 06/22/06          --     MIG-1      9,100         9,187,861
====================================================================
                                                          15,382,861
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MARYLAND-0.89%

Baltimore (County of)
  (Blue Circle Inc.
  Project); Economic
  Development VRD Series
  1992 RB (LOC-BNP
  Paribas)
  2.88%,
  12/01/17(b)(c)(s)        --    VMIG-1    $ 7,900    $    7,900,000
--------------------------------------------------------------------
Frederick (County of)
  Retirement Community
  (Buckingham's Choice
  Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 01/01/27(b)(c)    A-1   VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Howard (County of)
  Economic Development
  (Norbel School Inc.
  Project); VRD Series
  2001 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 02/01/28(b)(c)    --    VMIG-1      4,785         4,785,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (Prologue Inc.
  Project); Economic
  Development VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.77%, 06/01/31(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (YMCA of Central
  Maryland Inc.
  Project); Economic
  Development VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 04/01/28(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Maryland Health &
  Higher Educational
  Facilities Authority);
  VRD Floating Rate
  Trust Ctfs. Series
  2003-829 RB (Acquired
  06/19/03; Cost
  $3,800,000)
  2.78%,
  08/15/38(b)(k)(l)        --    VMIG-1      3,800         3,800,000
====================================================================
                                                          29,485,000
====================================================================

MASSACHUSETTS-0.30%

Massachusetts (State of)
  Bay Transportation
  Authority (General
  Transportation
  System); Series 1996 A
  RB
  5.63%, 03/01/06(e)(o)    NRR     NRR       3,260         3,330,060
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Development Finance
  Agency (YMCA Greater
  Boston); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Massachusetts)
  2.77%, 11/01/34(b)(c)   A-1+     --      $ 6,500    $    6,500,000
====================================================================
                                                           9,830,060
====================================================================

MICHIGAN-4.25%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Michigan Building
  Authority); Non-AMT
  VRD Series 2003-35 RB
  (Acquired 09/29/05;
  Cost $10,595,000)
  2.77%,
  10/15/11(b)(k)(l)        --    VMIG-1     10,595        10,595,000
--------------------------------------------------------------------
Bruce (Township of)
  Hospital Finance
  Authority (Sisters
  Charity of St.
  Joseph); Health Care
  System VRD Series 1988
  A RB (INS-MBIA
  Insurance Corp.)
  2.65%,
  11/01/05(d)(e)(f)       A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Dearborn (City of)
  Economic Development
  Corp. (Henry Ford
  Village Inc. Project);
  VRD Limited Tax Series
  1998 IDR (LOC-Comerica
  Bank)
  2.82%,
  10/01/23(b)(c)(p)        --      --        8,300         8,300,000
--------------------------------------------------------------------
Detroit (City of), Water
  Supply System;
  Refunding Sr. Lien VRD
  Series 2003 D RB
  (INS-MBIA Insurance
  Corp.)
  2.78%, 07/01/33(b)(d)   A-1+   VMIG-1     31,845        31,845,000
--------------------------------------------------------------------
Eagle Tax-Exempt Trust
  (City of Detroit
  School District); VRD
  Unlimited Tax Series
  2002-6014 A GO
  (Acquired 11/06/02;
  Cost $7,105,000)
  2.79%,
  05/01/32(b)(k)(l)       A-1+     --        7,105         7,105,000
--------------------------------------------------------------------
Kalamazoo (County of)
  Economic Development
  Corp. (Heritage
  Community Project);
  Refunding VRD Limited
  Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.75%, 05/15/17(b)(c)   A-1+     --        6,140         6,140,000
--------------------------------------------------------------------
Kent (County of)
  Hospital Finance
  Authority (Butterworth
  Health System); Health
  Care Series 1996 RB
  5.63%, 01/15/06(e)(o)    AAA     Aaa       5,275         5,424,260
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of)
  Hospital Finance
  Authority
  (Metropolitan Hospital
  Project); Refunding
  VRD Series 2005 B RB
  (LOC-ABN AMRO Bank
  N.V.)
  2.81%,
  07/01/40(b)(c)(s)        A-1     --      $ 2,700    $    2,700,000
--------------------------------------------------------------------
Michigan (State of)
  Higher Educational
  Facilities Authority
  (Hope College);
  Refunding VRD Limited
  Tax Series 2004 GO
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 04/01/34(b)(c)    A-1     --        1,900         1,900,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Genesys
  Health System);
  Refunding Hospital
  Series 1995 A RB
  8.10%, 10/01/05(e)(o)    AAA     Aaa       2,000         2,040,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Holland
  Community Hospital);
  VRD Series 2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 01/01/34(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority (Local
  Government Loan
  Program); Series 2003
  C RB
  4.00%, 05/01/06          AA      Aa2       1,000         1,007,728
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority; Series 2005
  B-2 RN (LOC-JPMorgan
  Chase Bank)
  4.00%, 08/18/06(c)      SP-1+    --       10,000        10,091,669
--------------------------------------------------------------------
Michigan (State of)
  Strategic Fund (Van
  Andel Research
  Institute Project);
  Limited Tax VRD Series
  1997 RB (LOC-LaSalle
  Bank N.A.)
  2.78%, 11/01/27(b)(c)    A-1     --        4,500         4,500,000
--------------------------------------------------------------------
Oakland (County of)
  Economic Development
  Corp. (Rochester
  College Project); VRD
  Limited Obligation
  Series 2001 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%,
  08/01/21(b)(c)(m)        --    VMIG-1      6,700         6,700,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2001 A112 RB
  (Acquired 10/13/01;
  Cost $4,885,000)
  2.77%,
  07/01/32(b)(k)(l)        --    VMIG-1      4,885         4,885,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2003 B41 RB
  (Acquired 07/09/03;
  Cost $8,995,000)
  2.77%,
  07/01/26(b)(k)(l)        --    VMIG-1    $ 8,995    $    8,995,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Water
  Supply System); VRD
  Series 2000 D RB
  (Acquired 01/21/00;
  Cost $10,000,000)
  2.77%,
  07/01/29(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Michigan Hospital
  Finance Authority);
  VRD Series 1997 X RB
  (Acquired 12/12/03;
  Cost $15,000,000)
  2.77%,
  08/15/24(b)(k)(l)        --    VMIG-1     15,000        15,000,000
====================================================================
                                                         141,228,657
====================================================================

MINNESOTA-3.45%

JPMorgan PUTTERs (State
  of Minnesota Public
  Facilities Authority);
  VRD Drinking Water
  Series 2002-319 COP
  (Acquired 07/31/03;
  Cost $13,970,000)
  2.79%,
  03/01/21(b)(k)(l)        A-1     --       13,970        13,970,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (Bethel College); VRD
  Series 2004 Five-V RB
  (LOC-Allied Irish
  Banks plc)
  2.82%,
  06/01/34(b)(c)(s)        --    VMIG-1      2,250         2,250,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (University of St.
  Thomas); VRD Series
  2004 Five-Z RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 10/01/29(b)(c)    --    VMIG-1      9,600         9,600,000
--------------------------------------------------------------------
Rochester (City of)
  Health Care Facilities
  (Mayo Foundation);
  Commercial Paper
  Notes, Adjustable
  Tender
  Series 1988 F
  2.65%, 10/06/05         A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
  Series 2000 A
  2.63%, 11/07/05         A-1+     --       16,000        16,000,000
--------------------------------------------------------------------
  Series 2000 B
  2.65%, 10/06/05         A-1+     --       20,500        20,500,000
--------------------------------------------------------------------
  Series 2001 D
  2.63%, 11/07/05         A-1+   VMIG-1     15,000        15,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of)
  Housing &
  Redevelopment
  Authority (Science
  Museum of Minnesota);
  VRD Series 1997 A RB
  (LOC-U.S. Bank, N.A.)
  2.78%, 05/01/27(b)(c)    --    VMIG-1    $17,560    $   17,560,000
====================================================================
                                                         114,880,000
====================================================================

MISSISSIPPI-0.87%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Mississippi
  Development
  Board-Jackson Water &
  Sewer); Multi-State
  Non-AMT VRD Series
  2002-22 Ctfs.
  (Acquired 09/10/03;
  Cost $9,995,000)
  2.78%,
  09/01/10(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of
  Mississippi); VRD
  Unlimited Tax Series
  2002-6018 A COP
  (Acquired 11/20/02;
  Cost $3,200,000)
  2.79%,
  11/01/22(b)(k)(l)       A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Jackson (City of);
  Refunding Unlimited
  Tax Series 2005 GO
  (INS-Ambac Assurance
  Corp.)
  3.00%, 10/01/05(d)       AAA     Aaa       1,055         1,055,000
--------------------------------------------------------------------
Mississippi (State of)
  Business Finance Corp.
  (St. Andrew Episcopal
  Day Project); VRD
  Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.79%,
  07/01/25(b)(c)(s)        --    VMIG-1      3,800         3,800,000
--------------------------------------------------------------------
Mississippi (State of)
  Development Bank
  Special Obligation
  (Wilkinson County
  Correction Facility);
  VRD Series 2005 B RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 08/01/16(b)(d)   A-1+     --       11,000        11,000,000
====================================================================
                                                          29,050,000
====================================================================

MISSOURI-0.75%

Missouri (State of)
  Development Finance
  Board (Association of
  Municipal Lease
  Financing Program);
  Commercial Paper Notes
  Series 2005 (LOC-U.S.
  Bank, N.A.)
  2.72%, 10/26/05(c)       --      P-1      10,599        10,599,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of)
  Development Finance
  Board (Center of
  Creative Arts
  Project); Cultural
  Facilities VRD Series
  2004 RB (LOC-National
  City Bank)
  2.80%, 07/01/24(b)(c)    --    VMIG-1    $ 2,200    $    2,200,000
--------------------------------------------------------------------
Platte (County of)
  Industrial Development
  Authority (Southern
  Platte County Athletic
  Assoc. Inc.);
  Recreational
  Facilities VRD Series
  2005 A RB (LOC-Bank of
  America, N.A.)
  2.77%, 10/01/25(b)(c)    --    VMIG-1      2,140         2,140,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Friendship
  Village of South
  County);
  VRD Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/21(b)(c)    A-1     --        5,615         5,615,000
--------------------------------------------------------------------
  VRD Series 2002 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/22(b)(c)    A-1     --        2,915         2,915,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Whitfield
  School Inc.);
  Educational Facilities
  Refunding VRD Series
  2004 B IDR (LOC-U.S.
  Bank, N.A.)
  2.80%, 06/15/24(b)(c)   A-1+     --        1,500         1,500,000
====================================================================
                                                          24,969,000
====================================================================

MONTANA-0.33%

Montana (State of)
  Facility Finance
  Authority (Mission
  Ridge Project); VRD
  Series 2002 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%,
  08/01/27(b)(c)(g)(m)     --      --       11,115        11,115,000
====================================================================

NEBRASKA-1.33%

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,995         5,995,000
--------------------------------------------------------------------
  VRD Series 1985 B RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      3,590         3,590,000
--------------------------------------------------------------------
  VRD Series 1985 D RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,865         5,865,000
--------------------------------------------------------------------
  VRD Series 1985 E RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1     28,635        28,635,000
====================================================================
                                                          44,085,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEVADA-0.17%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Washoe); Refunding VRD
  Limited Tax Series
  2001-24 Single Asset
  Trust Ctfs. (Acquired
  06/21/01; Cost
  $5,500,000)
  2.78%,
  07/01/09(b)(k)(l)        --    VMIG-1    $ 5,500    $    5,500,000
====================================================================

NEW HAMPSHIRE-0.39%

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-772 RB
  (Acquired 01/22/03;
  Cost $5,475,000)
  2.79%,
  01/01/17(b)(k)(l)        A-1     --        5,475         5,475,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-866 RB
  (Acquired 10/23/03;
  Cost $7,485,000)
  2.79%,
  08/15/21(b)(k)(l)        A-1     --        7,485         7,485,000
====================================================================
                                                          12,960,000
====================================================================

NEW MEXICO-0.11%

New Mexico (State of)
  Finance Authority
  (University of New
  Mexico Health Sciences
  Center Project); VRD
  Cigarette Tax Series
  2004 B RB (INS-MBIA
  Insurance Corp.)
  2.78%, 04/01/19(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
New Mexico (State of)
  Hospital Equipment
  Loan Council (Dialysis
  Clinic Inc. Project);
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.82%, 07/01/25(b)(c)    --    VMIG-1      2,000         2,000,000
====================================================================
                                                           3,500,000
====================================================================

NEW YORK-2.23%

ABN AMRO Munitops Ctfs.
  Trust (Triborough
  Bridge & Tunnel
  Authority); Non-AMT
  VRD Series 2002-31
  Ctfs. (Acquired
  03/24/04; Cost
  $16,000,000)
  2.76%,
  11/15/10(b)(k)(l)        --    VMIG-1     16,000        16,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEW YORK-(CONTINUED)

New York (City of)
  (Subseries E-3); VRD
  Unlimited Tax Series
  2005 E GO (LOC-Bank of
  America, N.A.)
  2.75%, 08/01/34(b)(c)   A-1+   VMIG-1    $58,200    $   58,200,000
====================================================================
                                                          74,200,000
====================================================================

NORTH CAROLINA-2.40%

Charlotte (City of);
  Commercial Paper
  Series 2005 BAN GO
  2.65%, 01/11/06         A-1+     --        4,700         4,700,000
--------------------------------------------------------------------
  2.70%, 04/04/06         A-1+     --        7,600         7,600,000
--------------------------------------------------------------------
  2.92%, 05/09/06         A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency (Barton
  College); Educational
  Facilities VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 07/01/19(b)(c)    --    VMIG-1      5,325         5,325,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Canterbury School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 08/01/22(b)(c)    --    VMIG-1        580           580,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Capital Area YMCA
  Project); VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.76%,
  05/01/22(b)(c)(g)        --      --       13,500        13,500,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Fayetteville
  University); Student
  Housing Facilities VRD
  Series 2001 RB (LOC-
  Wachovia Bank N.A.)
  2.75%, 11/01/33(b)(c)   A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Greensboro College
  Project); Educational
  Facilities VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  09/01/27(b)(c)(g)        --      --        9,285         9,285,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Guilford College);
  Capital Facilities VRD
  Series 2005 B RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 09/01/35(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State
  of) Medical Care
  Commission (Lutheran
  Services for Aging);
  Health Care Facilities
  VRD Series 1998 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.75%, 03/01/28(b)(c)    A-1   VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Pooled
  Equipment Financing
  Project); Hospital VRD
  Series 1985 ACES RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/25(b)(d)    A-1   VMIG-1      5,200         5,200,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission
  (Southeastern Regional
  Medical Center);
  Hospital VRD Series
  2005 (LOC-Branch
  Banking & Trust Co.)
  2.77%, 06/01/37(b)(c)    --    VMIG-1      3,000         3,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Westcare
  Health System);
  Hospital VRD Series
  2002 A RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 09/01/22(b)(c)    --    VMIG-1      7,855         7,855,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission; Refunding
  First Mortgage Health
  Care Facilities VRD
  Series 2004 C RB
  (LOC-SunTrust Bank)
  2.77%, 11/01/27(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wachovia MERLOTs (North
  Carolina (State of)
  Eastern Municipal
  Power Agency); VRD
  Series 2005 A02 RB
  (Acquired 04/12/05;
  Cost $7,140,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1      7,140         7,140,000
====================================================================
                                                          79,985,000
====================================================================

OHIO-2.84%

Akron, Bath & Copley
  (Townships of) Joint
  Township Hospital
  District (Summa Health
  Systems); Hospital
  Facilities VRD Series
  2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 11/01/34(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OHIO-(CONTINUED)

Cambridge (City of)
  Hospital Facilities
  (Regional Medical
  Center Project);
  Refunding &
  Improvement VRD Series
  2001 RB (LOC-National
  City Bank)
  2.78%, 12/01/21(b)(c)    --    VMIG-1    $10,790    $   10,790,000
--------------------------------------------------------------------
Centerville (City of)
  (Bethany Lutheran
  Village Project);
  Health Care VRD Series
  1994 RB (LOC-National
  City Bank)
  2.79%, 11/01/13(b)(c)    --    VMIG-1      2,905         2,905,000
--------------------------------------------------------------------
Cuyahoga (County of)
  Health Care Facilities
  (Judson Retirement
  Community); Refunding
  VRD Series 2000 RB
  (LOC-National City
  Bank)
  2.77%, 11/15/19(b)(c)    A-1     --        3,735         3,735,000
--------------------------------------------------------------------
Franklin (County of)
  Health Care Facilities
  (First Community
  Village); Refunding &
  Improvement VRD Series
  2005 RB (LOC-Sovereign
  Bank, KBC Bank N.V.)
  2.77%,
  03/01/36(b)(c)(s)       A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Lakewood (City of);
  Limited Tax Series
  2005 BAN GO
  3.50%, 06/15/06          --     MIG-1      4,000         4,020,121
--------------------------------------------------------------------
Lorain (County of) (EMH
  Regional Medical
  Center Project);
  Hospital Facilities
  VRD Series 2001 RB
  (LOC-National City
  Bank)
  2.82%,
  05/01/26(b)(c)(p)        --      --       14,730        14,730,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 1997 B RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/28(b)(d)   A-1+   VMIG-1     19,100        19,100,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 2002 B RB
  (LOC-Fifth Third Bank)
  2.77%, 12/01/27(b)(c)    --    VMIG-1      6,800         6,800,000
--------------------------------------------------------------------
Marion (County of)
  (Pooled Lease
  Program); Hospital
  Improvement VRD Series
  1990 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 08/01/20(b)(c)   A-1+     --        1,245         1,245,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
OHIO-(CONTINUED)

Middleburg Heights (City
  of) (Southwest General
  Health); Hospital
  Improvement VRD Series
  1997 RB (LOC-Fifth
  Third Bank)
  2.77%, 08/15/22(b)(c)   A-1+     --      $ 5,230    $    5,230,000
--------------------------------------------------------------------
Montgomery (County of)
  (St. Vincent DePaul
  Society); Limited
  Obligation VRD Series
  1996 RB (LOC-National
  City Bank)
  2.78%, 12/01/10(b)(c)    A-1     --        1,560         1,560,000
--------------------------------------------------------------------
Solon (City of); Series
  2004 BAN
  2.75%, 12/01/05(p)       --      --        3,000         3,003,322
--------------------------------------------------------------------
Summit (County of) Port
  Authority (Lawrence
  School Project); VRD
  Series 2005 RB
  (LOC-Fifth Third Bank)
  2.68%,
  08/01/30(b)(c)(g)        --      --        8,475         8,475,000
--------------------------------------------------------------------
Upper Arlington (City
  of); Street
  Improvement Limited
  Tax Series 2005 BAN GO
  3.00%, 01/10/06          --     MIG-1      1,802         1,806,063
--------------------------------------------------------------------
Youngstown (City of)
  Local School District;
  Classroom Facilities &
  School Improvement
  Unlimited Tax Series
  2005 GO (INS-Financial
  Security Assurance
  Inc.)
  3.00%, 12/01/05(d)       AAA     Aaa       1,000         1,001,281
====================================================================
                                                          94,400,787
====================================================================

OKLAHOMA-1.67%

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks
  Apartments Projects);
  Refunding Multi-Family
  Housing VRD Series
  2000 RB (CEP-Federal
  National Mortgage
  Association)
  2.77%, 07/15/30(b)(m)   A-1+     --       27,695        27,695,000
--------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (Capitol
  Dome Project); VRD
  Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.85%, 06/01/11(b)(c)   A-1+     --        2,910         2,910,000
--------------------------------------------------------------------
Oklahoma (State of)
  Water Resource Board
  Program; State Loan
  Program
  VRD Series 1995 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        6,690         6,690,000
--------------------------------------------------------------------
  VRD Series 1997 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        5,865         5,865,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of)
  Economic Development
  Authority (Oklahoma
  State University
  Foundation Phase III
  Project); Student
  Housing VRD Series
  2002 RB (INS-Ambac
  Assurance Corp.)
  2.78%, 07/01/32(b)(d)    --    VMIG-1    $10,000    $   10,000,000
--------------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (YMCA of Greater Tulsa
  Project); VRD Series
  1999 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.75%,
  05/01/19(b)(c)(g)        --      --        2,355         2,355,000
====================================================================
                                                          55,515,000
====================================================================

OREGON-0.08%

JPMorgan PUTTERs (City
  of Portland); Sewer
  System VRD Series 2004
  614 RB (Acquired
  12/02/04; Cost
  $1,600,000)
  2.79%,
  10/01/12(b)(k)(l)        --    VMIG-1      1,600         1,600,000
--------------------------------------------------------------------
Portland (City of)
  Housing Authority
  (Riverwood Project);
  Multi-Family Housing
  Series 1995 RB
  6.00%, 01/01/06(e)(o)    AAA     NRR       1,170         1,180,594
====================================================================
                                                           2,780,594
====================================================================

PENNSYLVANIA-5.34%

ABN AMRO Munitops Ctfs.
  Trust (City of Reading
  School District);
  Non-AMT VRD Series
  2003-20 Ctfs.
  (Acquired 03/02/05;
  Cost $4,225,000)
  2.78%,
  07/15/11(b)(g)(k)(l)     --      --        4,225         4,225,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2001-30
  Ctfs. (Acquired
  10/31/02; Cost
  $5,000,000)
  2.77%,
  09/01/09(b)(k)(l)        --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2003-24
  Ctfs. (Acquired
  03/08/04; Cost
  $16,500,000)
  2.77%,
  06/01/11(b)(k)(l)        --    VMIG-1     16,500        16,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 08/01/32(b)(c)    --    VMIG-1    $10,300    $   10,300,000
--------------------------------------------------------------------
Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2005 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 04/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Chartiers Valley
  (Community of)
  Industrial &
  Commercial Development
  Authority (Asbury
  Villas Project); VRD
  Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/30(b)(c)    A-1     --        7,160         7,160,000
--------------------------------------------------------------------
Chester (County of)
  Health & Educational
  Facilities Authority
  (Kendall-Crosslands
  Community Project);
  Retirement Community
  VRD Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  04/01/33(b)(c)(s)       A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Delaware (County of)
  Authority (Riddle
  Village Project);
  Refunding VRD Series
  2005 A RB
  (LOC-Sovereign Bank,
  Lloyds Bank)
  2.75%,
  06/01/36(b)(c)(s)       A-1+     --        8,230         8,230,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/17(b)(c)(s)       A-1+   VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/19(b)(c)(s)       A-1+   VMIG-1      3,400         3,400,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/20(b)(c)(s)       A-1+   VMIG-1      4,750         4,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Delaware Valley
  Regional); VRD Series
  2001-3801 COP
  (Acquired 06/04/01;
  Cost $8,900,000)
  2.78%,
  08/01/28(b)(k)(l)       A-1+     --        8,900         8,900,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Emmaus (City of) General
  Authority
  (Pennsylvania Loan
  Program); VRD Series
  2000 A RB
  (INS-Financial
  Security Assurance
  Corp.)
  2.78%, 03/01/30(b)(d)   A-1+     --      $ 2,450    $    2,450,000
--------------------------------------------------------------------
Franklin (County of)
  Industrial Development
  Authority
  (Chambersburg Hospital
  Obligated Group
  Projects); Health Care
  VRD Series 2000 IDR
  (INS-Ambac Assurance
  Corp.)
  2.85%, 12/01/24(b)(d)   A-1+     --        3,385         3,385,000
--------------------------------------------------------------------
Geisinger Authority
  (Geisinger Health
  System); Commercial
  Paper Notes Series
  2005
  2.47%, 10/05/05         A-1+   VMIG-1     30,000        30,000,000
--------------------------------------------------------------------
Lackawanna (County of);
  Unlimited Tax Series
  2004 B GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 10/15/29(b)(d)   A-1+     --       11,335        11,335,000
--------------------------------------------------------------------
Lehigh (County of)
  Industrial Development
  Authority (Allegheny
  Electric Coop. Inc.);
  Refunding
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  06/01/14(c)(j)(s)       A-1+     --          950           950,000
--------------------------------------------------------------------
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  10/01/14(c)(j)(s)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Luzerne (County of)
  Industrial Development
  Authority (Methodist
  Homes); VRD Series
  2003 IDR
  (LOC-Sovereign Bank,
  Bank of New York)
  2.81%, 02/01/29(b)(c)   A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Montgomery (County of)
  Higher Education &
  Health Authority (Holy
  Redeemer Health
  System); Health Care
  Series 1997 A RB
  (INS-Ambac Assurance
  Corp.)
  5.50%, 10/01/05(d)       AAA     Aaa       2,240         2,240,000
--------------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Peco);
  Refunding VRD Series
  1999 A PCR
  (LOC-Wachovia Bank,
  N.A.)
  2.76%, 10/01/30(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (Washington &
  Jefferson
  Development); VRD
  Series 2005 A RB
  (LOC-Sovereign Bank,
  UniCredito Italiano
  S.p.A.)
  2.79%,
  11/01/36(b)(c)(s)        --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (University
  Properties, Inc.
  Student Housing
  Project); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.77%, 08/01/35(b)(c)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Intergovernmental
  Cooperative Authority
  (Philadelphia
  Funding); Refunding
  Special Tax VRD Series
  2003 RB (INS-Ambac
  Assurance Corp.)
  2.76%, 06/15/22(b)(d)   A-1+   VMIG-1     15,500        15,500,000
--------------------------------------------------------------------
Philadelphia (City of)
  Authority for
  Industrial Development
  (Pennsylvania School
  for the Deaf); VRD
  Series 2002 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.80%, 11/01/32(b)(c)    --    VMIG-1      1,900         1,900,000
--------------------------------------------------------------------
Pottstown (Borough of)
  Authority (The Hill
  School Project);
  Educational Facilities
  VRD Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  08/01/32(b)(c)(s)        --    VMIG-1      1,400         1,400,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Scranton & County
  of Lackawanna Health &
  Welfare Authority);
  VRD Series 2002 A-18
  RB (Acquired 03/22/02;
  Cost $5,075,000)
  2.77%,
  03/01/15(b)(k)(l)        --    VMIG-1      5,075         5,075,000
--------------------------------------------------------------------
Wilkinsburg (City of)
  Joint Water Authority;
  Refunding Water Series
  2002 B RB
  (INS-Financial
  Security Assurance
  Inc.)
  4.25%, 03/15/06(d)       AAA     Aaa       1,065         1,072,954
====================================================================
                                                         177,552,954
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


SOUTH CAROLINA-2.59%

Charleston (County of)
  School District
  Development Corp.;
  Unlimited Tax Series
  2005 TAN GO (CEP-South
  Carolina State
  Department of
  Education)
  3.75%, 04/13/06          --     MIG-1    $17,265    $   17,373,562
--------------------------------------------------------------------
Cherokee (County of)
  (Newark Electronics
  Division); Industrial
  VRD Series 1985 RB
  (LOC-LaSalle Bank
  N.A.)
  2.76%, 12/01/15(b)(c)    A-1     --        6,500         6,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of South
  Carolina Public
  Service Authority);
  VRD Series 2000-4001 A
  COP (Acquired
  09/08/00; Cost
  $10,100,000)
  2.79%,
  01/01/22(b)(k)(l)       A-1+     --       10,100        10,100,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of South
  Carolina
  Transportation
  Infrastructure Bank);
  Floating Rate Trust
  Ctfs. VRD Series
  2002-728 RB (Acquired
  01/13/02; Cost
  $7,185,000)
  2.78%,
  11/15/02(b)(k)(l)        --    VMIG-1      7,185         7,185,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (Morris
  College Project); VRD
  Series 1997 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/30/02; Cost
  $2,100,000)
  2.80%,
  07/01/17(b)(c)(k)       A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (The
  Allen University
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 03/27/01;
  Cost $2,700,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
South Carolina (State
  of) Housing Finance &
  Development Authority
  (Spartanburg-Oxford
  Project); Refunding
  Multi-Family Rental
  Housing VRD 2001 A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 08/01/31(b)      A-1+     --        5,385         5,385,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Children's
  Home Project); VRD
  Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/23(b)(c)    --    VMIG-1    $ 3,365    $    3,365,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Piedmont
  Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  09/01/32(b)(c)(g)        --      --        3,900         3,900,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Catholic Diocese of
  South Carolina
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 07/23/02;
  Cost $2,840,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,840         2,840,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Hammond School
  Project); VRD Series
  2005 RB (LOC-Carolina
  First Bank, Wells
  Fargo Bank, N.A.)
  2.76%, 05/01/35(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Presbyterian Home of
  South Carolina
  Project); VRD Series
  2003 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.81%, 04/01/20(b)(c)   A-1+     --        4,360         4,360,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of South Carolina
  Public Service
  Authority); VRD Series
  2000 L RB (Acquired
  02/25/00; Cost
  $18,090,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1     18,090        18,090,000
====================================================================
                                                          85,998,562
====================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of)
  Health & Educational
  Facilities Authority
  (University of Sioux
  Falls); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 10/01/16(b)(c)   A-1+     --        2,960         2,960,000
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


TENNESSEE-3.32%

Clarksville (City of)
  Public Building
  Authority
  (Murfreesboro); Pooled
  Financing VRD Series
  1996 RB (LOC-SunTrust
  Bank) (Acquired
  06/30/05; Cost
  $2,800,000)
  2.75%,
  07/01/11(b)(c)(k)        --    VMIG-1    $ 2,800    $    2,800,000
--------------------------------------------------------------------
Clarksville (City of)
  Public Building
  Authority (Tennessee
  Municipal Bond Fund);
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  08/09/05; Cost
  $13,823,000)
  2.75%,
  06/01/29(b)(c)(k)(m)     --    VMIG-1     13,823        13,823,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chattanooga);
  VRD Series 2000-4202 A
  COP (Acquired
  10/10/00; Cost
  $14,040,000)
  2.79%,
  10/01/27(b)(k)(l)       A-1+     --       14,040        14,040,000
--------------------------------------------------------------------
Greeneville (City of)
  Industrial Development
  Board (Pet Inc.
  Project); Refunding
  VRD Series 1993 IDR
  (LOC-BNP Paribas)
  2.78%,
  05/01/13(b)(c)(s)        --      Aa2       2,050         2,050,000
--------------------------------------------------------------------
Jackson (City of) Energy
  Authority; Wastewater
  System VRD Series 2002
  RB (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 12/01/22(b)(d)    --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Knox (County of) Health
  Educational & Housing
  Facility Board
  (Volunteer Student
  Housing LLC Project);
  Student Housing VRD
  Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  09/01/34(b)(c)(s)        --    VMIG-1      7,000         7,000,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (City of
  Nashville & County of
  Davidson); Unlimited
  Tax VRD Series
  2003-871 GO (Acquired
  11/17/03; Cost
  $4,995,000)
  2.78%,
  10/15/10(b)(k)(l)        --    VMIG-1      4,995         4,995,000
--------------------------------------------------------------------
Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Health &
  Educational Facilities
  Board (Adventist
  Health System); VRD
  Series 1997 A RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/27(b)(c)   A-1+   VMIG-1      2,325         2,325,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Industrial
  Development Board
  (YMCA Projects); VRD
  Series 1998 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/11/05; Cost
  $5,935,000)
  2.75%,
  12/01/18(b)(c)(g)(k)     --      --      $ 5,935    $    5,935,000
--------------------------------------------------------------------
Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement); VRD
  Series 1995 A RB
  (INS-Ambac Assurance
  Corp.)
  2.77%,
  06/01/15(b)(d)(m)        --    VMIG-1      4,870         4,870,000
--------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  (INS-Ambac Assurance
  Corp.)
  2.77%, 06/01/06(b)(d)    --    VMIG-1        615           615,000
--------------------------------------------------------------------
  VRD Series 1997 I A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/22(b)(d)    --    VMIG-1      5,900         5,900,000
--------------------------------------------------------------------
  VRD Series 1997 II E-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/21(b)(d)    --    VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
  VRD Series 1997 II E-3
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/10(b)(d)    --    VMIG-1      1,285         1,285,000
--------------------------------------------------------------------
  VRD Series 1997 II E-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
  VRD Series 1997 II F-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,035         1,035,000
--------------------------------------------------------------------
  VRD Series 1997 II F-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/27(b)(d)    --    VMIG-1      2,210         2,210,000
--------------------------------------------------------------------
  VRD Series 1999 II A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/24(b)(d)    --    VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
  VRD Series 1999 II B-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/25(b)(d)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-1
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/35(d)(h)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-3
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/30(d)(h)    --    VMIG-1      5,850         5,850,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement);
  VRD Series 2005 V1 F-4
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/14(d)(h)    --    VMIG-1    $ 2,500    $    2,500,000
--------------------------------------------------------------------
Shelby (County of)
  Health, Educational &
  Housing Facilities
  Board (Memphis College
  Art Project); VRD
  Series 2003 RB
  (LOC-Regions Bank)
  2.79%, 08/01/23(b)(c)    --    VMIG-1      3,985         3,985,000
--------------------------------------------------------------------
Williamson (County of)
  Industrial Development
  Board (Currey Ingram
  Academy); Educational
  Facilities VRD Series
  2003 RB (LOC-SunTrust
  Bank)
  2.83%, 04/01/23(b)(c)    --    VMIG-1      2,400         2,400,000
====================================================================
                                                         110,468,000
====================================================================

TEXAS-10.78%

ABN AMRO Munitops Ctfs.
  Trust (City of Leander
  Independent School
  District); Unlimited
  Multi-State Non-AMT
  VRD Series 2002-16
  Ctfs. (Acquired
  08/20/03; Cost
  $5,395,000)
  2.78%,
  08/15/10(b)(k)(l)        --    VMIG-1      5,395         5,395,000
--------------------------------------------------------------------
Aldine (City of)
  Independent School
  District; Unlimited
  Tax School Building
  VRD Series 2003 GO
  (CEP-Texas Permanent
  School Fund)
  2.75%, 06/15/06(e)(q)   A-1+   VMIG-1      3,750         3,750,000
--------------------------------------------------------------------
Amarillo (City of)
  Health Facilities
  Corp. (Panhandle
  Pooled Health Care
  Loan Program); ACES
  VRD Series 1985 RB
  (LOC-BNP Paribas)
  2.85%,
  05/31/25(b)(c)(m)(s)     --    VMIG-1      6,633         6,633,000
--------------------------------------------------------------------
Austin (County of)
  Industrial Development
  Corp. (Justin
  Industries Inc.
  Project); VRD Series
  1984 IDR (LOC-JPMorgan
  Chase Bank)
  2.75%, 12/01/14(b)(c)    --      P-1       1,400         1,400,000
--------------------------------------------------------------------
Crawford (City of)
  Education Facilities
  Corp. (Prince Peace
  Christian School); VRD
  Series 2005 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.75%, 05/01/30(b)(c)   A-1+     --        5,825         5,825,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Crawford (City of)
  Education Facilities
  Corp. Package
  (University Parking
  System Project);
  Refunding VRD Series
  2004 A RB (LOC-BNP
  Paribas)
  2.84%,
  05/01/35(b)(c)(s)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston
  Airport); VRD Series
  2000-4307 COP
  (Acquired 11/15/00;
  Cost $15,750,000)
  2.79%,
  07/01/28(b)(k)(l)       A-1+     --       15,750        15,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  1997-4305 A COP
  (Acquired 04/27/99;
  Cost $14,005,000)
  2.79%,
  12/01/27(b)(k)(l)       A-1+     --       14,005        14,005,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  2002-6019 A COP
  (Acquired 11/13/02;
  Cost $8,910,000)
  2.79%,
  12/01/30(b)(k)(l)       A-1+     --        8,910         8,910,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2001-4305 COP
  (Acquired 05/08/01;
  Cost $7,390,000)
  2.79%,
  08/01/14(b)(k)(l)       A-1+     --        7,390         7,390,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2002-6012 A COP
  (Acquired 11/20/02;
  Cost $1,580,000)
  2.79%,
  08/15/30(b)(k)(l)       A-1+     --        1,580         1,580,000
--------------------------------------------------------------------
Grand Prairie (City of)
  Housing Finance Corp.
  (Lincoln Property
  Co.); Refunding
  Multi-Family Housing
  VRD Series 1993 RB
  (CEP-General Electric
  Corp.)
  2.83%, 06/01/10(b)      A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp. (St.
  Luke's Episcopal);
  Refunding VRD Series
  2005 A RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 02/15/32(b)(d)   A-1+   VMIG-1     13,000        13,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of)
  Health Facilities
  Development Corp.
  (Texas Children's
  Hospital Project);
  Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(r)       AAA     Aaa     $ 1,250    $    1,250,000
--------------------------------------------------------------------
Harris (County of)
  Hospital District;
  Sub. Lien Commercial
  Paper Series 2005 A RN
  (LOC-Bank of America,
  N.A.)
  2.45%, 10/17/05(c)      A-1+     --       11,251        11,251,000
--------------------------------------------------------------------
Harris (County of)
  Houston Texas Sports
  Authority (Rodeo); Jr.
  Lein VRD Series 2001 C
  RB (INS-MBIA Insurance
  Corp.)
  2.83%, 11/15/30(b)(d)   A-1+   VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
Harris (County of)
  Industrial Development
  Corp. (Baytank Houston
  Inc. Project);
  Refunding VRD Series
  1998 RB (LOC-Royal
  Bank of Canada)
  2.76%,
  02/01/20(b)(c)(s)       A-1+     --        1,600         1,600,000
--------------------------------------------------------------------
Hays (County of)
  Memorial Health
  Facilities Development
  Corp. (Central Texas
  Medical Center
  Project); Hospital VRD
  Series 1990 B RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/14(b)(c)   A-1+     --       10,200        10,200,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  2.70%,
  11/01/05(e)(f)(s)       A-1+     P-1      10,640        10,640,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO
  Project-Standard Oil
  Co.); VRD Series 1983
  PCR
  2.80%,
  03/01/06(e)(f)(s)       A-1+     --       12,775        12,775,000
--------------------------------------------------------------------
Houston (City of);
  Commercial Paper Notes
  Series 2005 D GO
  2.62%, 10/18/05          A-1     P-1       7,000         7,000,000
--------------------------------------------------------------------
  Series 2005 D GO
  2.65%, 11/15/05          A-1     P-1      17,000        17,000,000
--------------------------------------------------------------------
Houston (City of) Health
  Facilities Development
  Corp. (Buckingham
  Senior Living
  Project); Retirement
  Facility VRD Series
  2004 C RB (LOC-LaSalle
  Bank N.A.)
  2.76%,
  02/15/34(b)(c)(g)        --      --        1,100         1,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher
  Education Finance
  Corp. (Houston Baptist
  University); Higher
  Education Refunding
  VRD Series 2000 RB
  (LOC-JPMorgan Chase
  Bank)
  2.83%,
  07/01/20(b)(c)(g)        --      --      $ 3,565    $    3,565,000
--------------------------------------------------------------------
Houston (City of) Higher
  Education Finance
  Corp. (Tierwester
  Oaks); Housing VRD
  Series 2003 A RB
  (LOC-Bank of New York)
  2.67%, 03/01/33(c)(j)    --    VMIG-1     11,085        11,085,000
--------------------------------------------------------------------
Hunt (County of) Health
  Facilities Development
  Corp. (Universal
  Health Services
  Greenville); VRD
  Series 1985 IDR
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 10/01/15(b)(c)   A-1+     --        3,100         3,100,000
--------------------------------------------------------------------
JPMorgan PUTTERs (County
  of Bexar); Limited Tax
  VRD Series 2004 530 GO
  (Acquired 10/28/04;
  Cost $4,635,000)
  2.75%,
  06/15/12(b)(k)(l)        --    VMIG-1      4,635         4,635,000
--------------------------------------------------------------------
Kendleton (City of)
  Higher Education
  Finance Corp. (Dallas
  Theological Project);
  VRD Limited Tax
  Obligation Series 2003
  A RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 07/01/33(b)(c)   A-1+     --        1,300         1,300,000
--------------------------------------------------------------------
Lamar (County of)
  Consolidated
  Independent School
  District; Unlimited
  Tax Series 1999 GO
  (CEP-Texas Permanent
  School Fund)
  6.50%, 02/15/06          AAA     Aaa       1,240         1,257,678
--------------------------------------------------------------------
Lancaster (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series
  2002 GO (CEP-Texas
  Permanent
  School Fund)
  4.00%, 02/15/06          --      Aaa       1,005         1,010,251
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (City of Brazosport
  Independent School
  District); Refunding
  Unlimited Tax VRD
  Series 2003 PT-1690 GO
  (Acquired 02/20/03;
  Cost $4,868,000)
  2.79%,
  08/15/10(b)(k)(l)        --    VMIG-1      4,868         4,868,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Merrill Lynch P-Floats
  (County of Lamar
  Independent School
  District); Unlimited
  Tax VRD Series 2005
  PT-2860 GO (Acquired
  09/09/05; Cost
  $9,775,000)
  2.79%,
  02/15/25(b)(k)(l)        A-1     --      $ 9,775    $    9,775,000
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (Harris County
  Hospital District);
  VRD Series 2002 PT-665
  RB (Acquired 10/02/02;
  Cost $5,935,000)
  2.79%,
  08/15/08(b)(k)(l)        A-1     --        5,935         5,935,000
--------------------------------------------------------------------
Mesquite (City of)
  Health Facilities
  Development Corp.;
  Retirement Facility
  VRD Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/15/30(b)(c)    A-1     --        7,630         7,630,000
--------------------------------------------------------------------
Metropolitan Higher
  Education Authority
  (University of Dallas
  Project); Higher
  Education VRD Series
  1999 RB (LOC-JPMorgan
  Chase Bank)
  2.80%,
  05/01/19(b)(c)(g)        --      --        6,170         6,170,000
--------------------------------------------------------------------
Nueces (County of)
  Health Facilities
  Development Corp.
  (Driscoll Children's
  Foundation); Floating
  Rate Series 1985 RB
  (LOC-JPMorgan Chase
  Bank)
  2.82%, 07/01/15(b)(c)    --    VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Polly Ryon Hospital
  Authority (Polly Ryon
  Memorial Hospital);
  Hospital VRD Series
  2001 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/01/26(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Red River Authority
  (Southwestern Public
  Services); Refunding
  VRD Series 1996 PCR
  (INS-Ambac Assurance
  Corp.)
  2.78%, 07/01/16(b)(d)   A-1+   VMIG-1      3,350         3,350,000
--------------------------------------------------------------------
San Gabriel Health
  Facilities Development
  Corp. (YMCA of Greater
  Williamson County
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 04/01/26(b)(c)    --    VMIG-1      1,100         1,100,000
--------------------------------------------------------------------
Sherman (City of) Higher
  Education Finance
  Corp. (Austin College
  Project); Higher
  Education VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  01/01/18(b)(c)(m)       A-1+     --       12,188        12,188,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of);
  Unlimited Tax Series
  2005 TRAN GO
  4.50%, 08/31/06         SP-1+   MIG-1    $39,000    $   39,516,269
--------------------------------------------------------------------
Travis (County of);
  Limited Tax Series
  2005 Ctfs. GO
  2.75%, 03/01/06          AAA     Aaa       1,225         1,225,970
--------------------------------------------------------------------
University of Texas
  Board of Regents
  (Revenue Financing
  System); Commercial
  Paper Notes Series
  2005 A
  2.55%, 10/13/05          A-1     P-1      23,378        23,378,000
--------------------------------------------------------------------
  2.62%, 10/17/05          A-1     P-1       5,000         5,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Austin); VRD Series
  2000 A26 RB (Acquired
  11/09/04; Cost
  $9,230,000)
  2.11%,
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      9,230         9,230,000
--------------------------------------------------------------------
Wachovia MERLOTs (Harris
  County Toll Road); VRD
  Series 2003 B16 RB
  (Acquired 02/19/03;
  Cost $16,010,000)
  2.77%,
  08/15/25(b)(k)(l)        --    VMIG-1     16,010        16,010,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Jefferson County
  Health Facilities
  Development Corp.);
  VRD Series 2001 A83 RB
  (Acquired 11/18/03;
  Cost $3,565,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        3,565         3,565,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Southeast Texas
  Housing Finance
  Corp.); VRD Series
  2001 A18 RB (Acquired
  11/18/03; Cost
  $2,845,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        2,845         2,845,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of Texas);
  Refunding VRD Series
  2003 B14 RB (Acquired
  01/29/03; Cost
  $7,990,000)
  2.77%,
  08/15/22(b)(k)(l)        --    VMIG-1      7,990         7,990,000
====================================================================
                                                         358,483,168
====================================================================

UTAH-1.14%

Duchesne (County of)
  School District (Utah
  Municipal Building
  Authority); Lease VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 06/01/21(b)(c)   A-1+     --          900           900,000
--------------------------------------------------------------------
Eagle Mountain (City
  of); Gas & Electric
  VRD Series 2001 RB
  (LOC-BNP Paribas)
  2.74%,
  12/01/25(b)(c)(s)        --    VMIG-1      6,170         6,170,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

UTAH-(CONTINUED)

Merrill Lynch P-Floats
  (City of Murray
  Hospital); VRD Series
  2002 PA-1066 RB
  (Acquired 10/02/02;
  Cost $5,995,000)
  2.79%,
  05/15/22(b)(k)(l)        A-1     --      $ 5,995    $    5,995,000
--------------------------------------------------------------------
Salt Lake (County of)
  Housing Authority
  (Crossroads Apartments
  Project); Refunding
  Multi-Family VRD
  Series 2003 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 02/15/31(b)      A-1+     --        4,435         4,435,000
--------------------------------------------------------------------
Sanpete (County of)
  School Facility
  (Wasatch Academy); VRD
  Series 2003 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 08/01/28(b)(c)   A-1+     --          800           800,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Intermountain Power
  Agency); Power Supply
  VRD Series 2002 A59 RB
  (Acquired 10/23/02;
  Cost $6,880,000)
  2.77%,
  07/01/10(b)(k)(l)        --    VMIG-1      6,880         6,880,000
--------------------------------------------------------------------
Wasatch (County of)
  Jordanelle Special
  Service District
  (Tuhaye Project);
  Special Assignment VRD
  Series 2005 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 09/01/25(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
West Jordan (City of)
  (Broadmoor Village
  Apartments LLC
  Project); Refunding
  Multi-Family Housing
  VRD Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 12/01/34(b)      A-1+     --        9,675         9,675,000
====================================================================
                                                          37,855,000
====================================================================

VERMONT-0.13%

Vermont (State of)
  Industrial Development
  Authority (Central
  Vermont Public Service
  Corp.); Hydroelectric
  VRD Series 1984 IDR
  (LOC-Citizens Bank of
  Massachusetts)
  2.65%, 12/01/13(c)(j)   A-1+     --        1,755         1,755,000
--------------------------------------------------------------------
Vermont (State of)
  Student Assistance
  Corp.; Student Loan
  VRD Series 1985 RB
  (LOC-State Street Bank
  & Trust Co.)
  2.60%, 01/01/08(c)(j)    --    VMIG-1      2,640         2,640,000
====================================================================
                                                           4,395,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

VIRGINIA-0.35%

Rockingham (County of)
  Industrial Development
  Authority (Sunnyside
  Presbyterian Home);
  Residential Care
  Facility VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 12/01/33(b)(c)    A-1     --      $   750    $      750,000
--------------------------------------------------------------------
Staunton (City of);
  Commercial Paper
  Series 2005 A Notes
  (LOC-Bank of America,
  N.A.) 2.65%,
  10/21/05(c)              --    VMIG-1      7,850         7,850,000
--------------------------------------------------------------------
Winchester (City of)
  Industrial Development
  Authority
  (Westminster-Cantenbury);
  Residential Care
  Facility VRD Series
  2005 B IDR (LOC-Branch
  Banking & Trust Co.)
  2.77%, 01/01/35(b)(c)    --    VMIG-1      3,000         3,000,000
====================================================================
                                                          11,600,000
====================================================================

WASHINGTON-6.45%

ABN AMRO Munitops Ctfs.
  Trust (City of Seattle
  Municipal Light &
  Power); Multi-State
  Non-AMT VRD Series
  2002-12 Ctfs.
  (Acquired 05/25/04;
  Cost $9,755,000)
  2.78%,
  03/01/09(b)(k)(l)        --    VMIG-1      9,755         9,755,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (City of
  Seattle); Multi-State
  Non-AMT VRD Limited
  Tax Series 2003-7 GO
  Ctfs. (Acquired
  05/13/03; Cost
  $10,685,000)
  2.78%,
  07/01/10(b)(g)(k)(l)     --      --       10,685        10,685,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (County of
  Skagit Public Hospital
  District No. 1);
  Multi-State Non-AMT
  VRD Series 2004-37
  Ctfs. (Acquired
  04/08/05; Cost
  $5,235,000)
  2.78%,
  12/01/12(b)(k)(l)        --    VMIG-1      5,235         5,235,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (King County);
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01;
  Cost $10,000,000)
  2.78%,
  07/01/06(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Bremerton (City of)
  (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/28(b)(c)(g)        --      --        2,565         2,565,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust
  (State of Washington
  Public Power Supply
  Systems Project No.
  2); VRD Series
  1996-4703 A COP
  (Acquired 05/02/01;
  Cost $5,870,000)
  2.79%,
  07/01/11(b)(k)(l)       A-1+     --      $ 5,870    $    5,870,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Washington);
  VRD Series 1998-4701 A
  COP (Acquired
  07/20/00; Cost
  $14,400,000)
  2.79%,
  05/01/18(b)(k)(l)       A-1+     --       14,400        14,400,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper Notes
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     --       34,700        34,700,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper TRAN
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     P-1      16,800        16,800,000
--------------------------------------------------------------------
Everett (City of);
  Limited Tax VRD Series
  2001 GO (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/21(b)(c)(g)        --      --        2,600         2,600,000
--------------------------------------------------------------------
Issaquah (City of)
  Community Properties;
  VRD Special Revenue
  Series 2001 A RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/15/21(b)(c)    --    VMIG-1     10,150        10,150,000
--------------------------------------------------------------------
JPMorgan PUTTERs (State
  of Washington);
  Unlimited Tax VRD
  Series 2004 593 GO
  (Acquired 11/18/04;
  Cost $1,500,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
King (County of)
  Economic Enterprise
  Corp. (Puget Sound
  Blood Center Project);
  VRD Series 1998 RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 04/01/23(b)(c)    --    VMIG-1      3,700         3,700,000
--------------------------------------------------------------------
Lake Tapps Parkway
  Properties; Special
  Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank, N.A.)
  2.79%,
  12/01/19(b)(c)(m)        --    VMIG-1     11,800        11,800,000
--------------------------------------------------------------------
  VRD Series 1999 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 12/01/19(b)(c)    --    VMIG-1        800           800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Port of
  Seattle); VRD Series
  2002-739D RB (Acquired
  07/21/04; Cost
  $5,000,000)
  2.78%,
  09/01/20(b)(k)(l)        A-1     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Pierce (County of)
  Economic Development
  Corp. (Weyerhaeuser
  Real Estate); Special
  Revenue VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.79%, 01/01/27(b)(c)   A-1+   VMIG-1     12,705        12,705,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Bayview Manor
  Project); Low Income
  Housing Assistance VRD
  Series 1994 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 05/01/19(b)(c)   A-1+     --        2,225         2,225,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Pioneer Human
  Services Project);
  Refunding VRD Series
  1995 RB (LOC-U.S.
  Bank, N.A.)
  2.78%, 12/01/15(b)(c)   A-1+     --        2,295         2,295,000
--------------------------------------------------------------------
Seattle (Port of)
  Industrial Development
  Corp. (Sysco Food
  Services of Seattle,
  Inc. Project);
  Refunding VRD Series
  1994 IDR
  2.83%, 11/01/25(b)(m)   A-1+   VMIG-1      4,891         4,891,000
--------------------------------------------------------------------
Snohomish (County of)
  Housing Authority
  (Ebey Arms Centerhouse
  Project); Refunding
  Housing VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/34(b)(c)(g)        --      --        6,245         6,245,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Puget Sound
  Regional Transit
  Authority); Sales Tax
  & Motor VRD Series
  2001 A46 RB (Acquired
  11/12/03; Cost
  $6,265,000)
  2.11%
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      6,265         6,265,000
--------------------------------------------------------------------
Washington (State of)
  Economic Development
  Finance Authority
  (Seadrunar Recycling
  LLC Project); Economic
  Development VRD Series
  2000 E RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 08/01/25(b)(c)   A-1+     --        2,545         2,545,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of)
  Higher Education
  Facilities Authority
  (Cornish College Arts
  Project); VRD Series
  2003 A RB (LOC-Bank of
  America, N.A.)
  2.79%, 12/01/33(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Antioch
  University Project);
  Non-Profit Refunding
  VRD Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  3.00%,
  01/02/06(c)(e)(q)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Judson
  Park Project);
  Non-Profit Housing
  Refunding VRD Series
  2004 A RB (LOC-U.S.
  Bank, N.A.)
  2.75%,
  01/01/29(b)(c)(g)        --      --        9,970         9,970,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Nikkei
  Concerns Project);
  Non-Profit Housing VRD
  Series 1994 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/19(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (The
  Evergreen School
  Project); Non-Profit
  VRD Series 2002 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 07/01/28(b)(c)   A-1+     --        2,620         2,620,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (University
  Preparatory Academy
  Project); Non-Profit
  VRD Series 2000 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 07/01/30(b)(c)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (YMCA of
  Columbia-Willamette);
  Non-Profit Revenue VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.81%, 08/01/24(b)(c)   A-1+     --        2,200         2,200,000
====================================================================
                                                         214,651,000
====================================================================

WEST VIRGINIA-1.38%

West Virginia (State of)
  Hospital Finance
  Authority (Pallottine
  Health Services, Inc.
  Project); Refunding
  VRD Series 2003 A-1 RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 10/01/33(b)(c)    --    VMIG-1     45,945        45,945,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-3.45%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Central Brown Water
  Authority); Non-AMT
  VRD Series 2005-25
  Ctfs. RB (Acquired
  08/01/05; Cost
  $17,370,000)
  2.78%,
  12/01/13(b)(g)(k)(l)     --      --      $17,370    $   17,370,000
--------------------------------------------------------------------
West Allis (City of)
  (State Fair Park
  Exposition Center
  Inc.); VRD Series 2001
  RB (LOC-U.S. Bank,
  N.A.)
  2.80%, 08/01/28(b)(c)    --    VMIG-1      2,300         2,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Beaver Dam Community
  Hospitals Inc.); VRD
  Series 2004 B RB
  (LOC-U.S. Bank, N.A.)
  2.75%, 08/15/34(b)(c)   A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Eastcastle Place
  Inc.); VRD Series 2004
  C RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/34(b)(c)    A-1     --        7,000         7,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Felician Health Care
  Inc.); VRD Series 1994
  RB (LOC-JPMorgan Chase
  Bank)
  2.73%, 01/01/19(b)(c)   A-1+   VMIG-1      1,300         1,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Grace Lutheran
  Foundation Project);
  VRD Series 1999 RB
  (LOC-U.S. Bank, N.A.)
  (Acquired 09/12/05;
  Cost $1,555,000)
  2.77%,
  07/01/14(b)(c)(k)       A-1+     --        1,555         1,555,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mequon Jewish
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.80%, 07/01/28(b)(c)    --    VMIG-1      2,150         2,150,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  Pooled Loan VRD Series
  2003 I RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 06/01/23(b)(c)    --    VMIG-1      9,115         9,115,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  VRD Series 2003 C RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/15/23(b)(c)    --    VMIG-1    $ 6,900    $    6,900,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sinai Samaritan
  Medical Center Inc.);
  VRD Series 1994 A RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 09/01/19(b)(c)    A-1     --        5,350         5,350,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. John's Home);
  Pooled Loan VRD Series
  2003 J RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 07/01/23(b)(c)    --    VMIG-1      4,085         4,085,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Luke's Medical
  Center); VRD Series
  1987 RB (LOC-KBC Bank
  N.V.) (Acquired
  05/02/05; Cost
  $28,600,000)
  2.78%,
  12/01/17(b)(c)(k)(s)     A-1     --       28,600        28,600,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Mary's School);
  VRD Series 2004 RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/01/19(b)(c)    A-1     --        1,830         1,830,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Wheaton Franciscan
  Services); VRD Series
  2003 B RB (LOC-U.S.
  Bank, N.A.)
  2.75%, 08/15/33(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  School Districts Cash
  Flow Management
  Program; Series 2004
  B-1 COP
  3.50%, 11/01/05          --     MIG-1     15,000        15,015,757
====================================================================
                                                         114,570,757
====================================================================
TOTAL INVESTMENTS-99.33%
  (Cost
  $3,303,115,357)(t)(u)                                3,303,115,357
====================================================================
OTHER ASSETS LESS
  LIABILITIES-0.67%                                       22,402,040
====================================================================
NET ASSETS-100.00%                                    $3,325,517,397
____________________________________________________________________
====================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GAN      - Grant Anticipation Notes
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2005.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined intermittent intervals. Rate shown is the rate in effect on September 30, 2005.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $904,786,000, which represented 27.21% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(l) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities, at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $47,900,000 which represented 1.44% of the Fund's Net Assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2005.
(r) Secured by an escrow fund of U.S. Treasury obligations.
(s) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(t) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

    ENTITIES                                  PERCENTAGE
    --------                                  ----------
    Bank of America, N.A.                          11.74
    ----------------------------------------------------
    MBIA Insurance Corp.                           10.41
    ----------------------------------------------------
    Ambac Assurance Corp.                           8.27
    ----------------------------------------------------
    Financial Guaranty Insurance Co.                7.83
    ----------------------------------------------------
    Financial Security Assurance Inc.               7.27
    ----------------------------------------------------
    JPMorgan Chase Bank                             5.50
    ----------------------------------------------------
    Other Entities Less than 5%                    48.98
    ----------------------------------------------------

(u) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005
(Unaudited)

ASSETS:

Investments, at value (cost $3,303,115,357)   $3,303,115,357
------------------------------------------------------------
Cash                                              19,559,753
------------------------------------------------------------
Receivables for:
  Investments sold                                31,469,750
------------------------------------------------------------
  Interest                                        14,372,611
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               124,571
------------------------------------------------------------
Other assets                                         391,896
============================================================
  Total assets                                 3,369,033,938
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           36,453,534
------------------------------------------------------------
  Dividends                                        6,458,020
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 266,895
------------------------------------------------------------
Accrued distribution fees                            185,529
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            11,688
------------------------------------------------------------
Accrued transfer agent fees                           47,420
------------------------------------------------------------
Accrued operating expenses                            93,455
============================================================
    Total liabilities                             43,516,541
============================================================
Net assets applicable to shares outstanding   $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,325,571,149
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (53,752)
============================================================
                                              $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,032,584,812
____________________________________________________________
============================================================
Private Investment Class                      $  237,198,044
____________________________________________________________
============================================================
Personal Investment Class                     $   22,060,091
____________________________________________________________
============================================================
Cash Management Class                         $  576,433,214
____________________________________________________________
============================================================
Reserve Class                                 $   56,503,137
____________________________________________________________
============================================================
Resource Class                                $  360,738,338
____________________________________________________________
============================================================
Corporate Class                               $   39,999,761
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,032,557,929
____________________________________________________________
============================================================
Private Investment Class                         237,187,523
____________________________________________________________
============================================================
Personal Investment Class                         22,057,280
____________________________________________________________
============================================================
Cash Management Class                            576,441,853
____________________________________________________________
============================================================
Reserve Class                                     56,501,337
____________________________________________________________
============================================================
Resource Class                                   360,741,734
____________________________________________________________
============================================================
Corporate Class                                   40,000,000
____________________________________________________________
============================================================
  Net asset value, and offering and
    redemption price per share for each
    class                                     $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $42,305,322
=========================================================================

EXPENSES:

Advisory fees                                                   3,576,382
-------------------------------------------------------------------------
Administrative services fees                                      303,081
-------------------------------------------------------------------------
Custodian fees                                                     73,459
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        580,920
-------------------------------------------------------------------------
  Personal Investment Class                                        72,084
-------------------------------------------------------------------------
  Cash Management Class                                           307,216
-------------------------------------------------------------------------
  Reserve Class                                                    77,930
-------------------------------------------------------------------------
  Resource Class                                                  362,510
-------------------------------------------------------------------------
  Corporate Class                                                     756
-------------------------------------------------------------------------
Transfer agent fees                                               294,204
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          61,948
-------------------------------------------------------------------------
Other                                                             373,586
=========================================================================
    Total expenses                                              6,084,076
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,322,847)
=========================================================================
    Net expenses                                                4,761,229
=========================================================================
Net investment income                                          37,544,093
=========================================================================
Net realized gain from investment securities                        8,154
=========================================================================
Net increase in net assets resulting from operations          $37,552,247
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2005 and the year ended March 31, 2005 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2005              2005
==============================================================================================
OPERATIONS:

  Net investment income                                       $  37,544,093     $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 8,154            (60,974)
==============================================================================================
    Net increase in net assets resulting from operations         37,552,247         36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (24,508,875)       (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,307,622)        (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (164,871)           (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (6,641,809)        (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (110,191)           (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (3,752,146)        (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (58,579)                --
==============================================================================================
  Decrease in net assets resulting from distributions           (37,544,093)       (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (84,482,381)       163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                       40,581,356         46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      11,183,025            483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                        (148,687,730)       (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                  47,194,948         (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                 71,118,200         (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                40,000,000                 --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (23,092,582)       152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (23,084,428)       152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                           3,348,601,825      3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,325,517,397    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the six months ended September 30, 2005, AIM waived fees of $868,847.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended September 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $242.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2005, AIM was paid $303,081.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2005, AISI retained $266,125.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $290,460, $52,862, $245,773, $67,799, $290,008 and $756,
respectively, after FMC waived Plan fees of $290,460, $19,222, $61,443, $10,131, $72,502 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2005, the Fund engaged in securities purchases of $14,773,207 and sales of $194,014,926.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2005, the Fund paid legal fees of $6,053 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund did not borrow or lend under the facility during the six months ended September 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              SEPTEMBER 30, 2005(a)                     MARCH 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,037,160,746    $ 12,037,160,746     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 293,700,000         293,700,000        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 23,929,524          23,929,524         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,076,805,627       4,076,805,627      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            106,165,752         106,165,752        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,185,563,343       1,185,563,343      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        40,000,000          40,000,000                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       14,760,166          14,760,166         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,724,686           1,724,686          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     71,579              71,579              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,260,422           5,260,422          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 54,231              54,231             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,314,654           3,314,654          2,383,423           2,383,423
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,136,403,293)    (12,136,403,293)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (254,843,330)       (254,843,330)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (12,818,078)        (12,818,078)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,230,753,779)     (4,230,753,779)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (59,025,035)        (59,025,035)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,117,759,797)     (1,117,759,797)    (1,788,092,794)     (1,788,092,794)
=================================================================================================================================
                                                           (23,092,582)   $    (23,092,582)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 58% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               PRIVATE INVESTMENT CLASS
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,       --------------------------------------------------------
                                                         2005              2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.01              0.01        0.01        0.01        0.02        0.04
=================================================================================================================================
Less distributions from net investment income             (0.01)            (0.01)      (0.01)      (0.01)      (0.02)      (0.04)
=================================================================================================================================
Net asset value, end of period                         $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                            1.00%             0.99%       0.59%       0.97%       1.91%       3.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $237,198          $196,617    $150,399    $227,832    $179,095    $141,946
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.47%(b)          0.47%       0.47%       0.47%       0.47%       0.45%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.77%(b)          0.77%       0.77%       0.77%       0.78%       0.79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   1.98%(b)          0.99%       0.58%       0.95%       1.76%       3.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $231,732,937.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

    E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec.. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Gerald J. Lewis                   Russell C. Burk                               AIM Investment Services, Inc.
Prema Mathai-Davis                Senior Vice President and Senior Officer      P.O. Box 4739
Lewis F. Pennock                                                                Houston, TX 77210-4739
Ruth H. Quigley                   Kevin M. Carome
Larry Soll                        Senior Vice President, Secretary and Chief    CUSTODIAN
Raymond Stickel, Jr.              Legal Officer                                 The Bank of New York
Mark H. Williamson                                                              2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer               COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


                                                                                                [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com               TFIT-SAR-5               Fund Management Company                    --Registered Trademark--

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                   Reserve Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)

                                          Semiannual Report o September 30, 2005

 SEMI                             [COVER IMAGE]
ANNUAL

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

   [1980-2005 25TH                           [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                             --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

                    This is the semiannual report on the performance of the
                    Reserve Class of the Tax-Free Cash Reserve Portfolio of
                    Tax-Free Investments Trust, a money market fund investing in
      [GRAHAM       short-term municipal bonds of the highest credit ratings.
       PHOTO]       The report covers the six-month reporting period ended
                    September 30, 2005.

                       The Tax-Free Cash Reserve Portfolio seeks to provide as
                    high a level of tax-exempt income as is consistent with ROBERT H. GRAHAM preservation of capital and maintenance of liquidity. The
                    Portfolio invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive
    [WILLIAMSON     returns. The Portfolio maintained a relatively short
       PHOTO]       maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio continued to hold the highest
                    credit-quality ratings given by three widely known credit MARK H. WILLIAMSON rating agencies: AAAm from Standard & Poor's, Aaa from
                    Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                    =========================================    =========================================

                    DATA AS OF 9/30/05

                    YIELD                                        WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD             MONTHLY YIELD    RANGE DURING PERIOD         END OF PERIOD

                        1.58%                       1.44%            20-31 Days                 24 Days

                    =========================================    =========================================

                    =======================================================================================

                    NET ASSETS AT END OF PERIOD

                    $56.5 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.

                    =======================================================================================

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Despite some fluctuations, the economy continued to grow over the period. Gross domestic product (GDP) grew at an annualized rate of 3.3% in the second quarter of 2005 and an estimated 3.8% in the third quarter.

   Expansion was driven largely by consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. Crude oil prices broke records, and Hurricanes Katrina and Rita rattled consumer confidence late in the period. A sharp drop in consumer confidence in September followed a decline in retail sales for August, but the rest of the period (except May) had positive growth in retail sales.

   In response to evidence of economic growth, short-term interest rates continued to rise throughout the period. When the period began, the federal funds target rate was 2.75%. During the period, the Federal Reserve (the Fed) raised the target rate four times--each time by 25 basis points (0.25%)--bringing the rate to 3.75% on September 30, 2005. As a result of the Fed's actions, the yields on two-year Treasury notes and other short-term instruments rose gradually over the period, and the Fund's yield also rose.

   Because of the Fed's statements that accompany each rate increase, many market observers anticipated additional rate hikes might occur before the end of 2005.

TAX-FREE CASH RESERVE PORTFOLIO

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                             /s/ MARK H. WILLIAMSON
----------------------------                     -------------------------------
Robert H. Graham                                 Mark H. Williamson
Vice Chair & President,                          President, A I M Advisors, Inc.
Tax-Free Investments Trust

November 14, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

=========================================

PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
IN DAYS, AS OF 9/30/05

1-7                                 83.3%
8-14                                 1.5
15-60                                6.9
61-120                               3.2
121-180                              1.0
181-240                              1.0
241+                                 3.1

=========================================


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
    [CROCKETT       approved voluntary fee reductions from A I M Advisors, Inc.
      PHOTO]        (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

 BRUCE L. CROCKETT     Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this semiannual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ----------------------------------
                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    November 14, 2005

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information         actual ending account balance or expenses
ongoing costs, including management fees;    about actual account values and actual       you paid for the period. You may use this
distribution and/or service fees (12b-1);    expenses. You may use the information in     information to compare the ongoing costs
and other Fund expenses. This example is     this table, together with the amount you     of investing in the Fund and other funds.
intended to help you understand your         invested, to estimate the expenses that      To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      you paid over the period. Simply divide      example with the 5% hypothetical examples
in the Fund and to compare these costs       your account value by $1,000 (for            that appear in the shareholder reports of
with ongoing costs of investing in other     example, an $8,600 account value divided     the other funds.
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the
investment of $1,000 invested at the         result by the number in the table under         Please note that the expenses shown in
beginning of the period and held for the     the heading entitled "Actual Expenses        the table are meant to highlight your
entire period April 1, 2005, through         Paid During Period" to estimate the          ongoing costs only. Therefore, the
September 30, 2005.                          expenses you paid on your account during     hypothetical information is useful in
                                             this period.                                 comparing ongoing costs only, and will
                                                                                          not help you determine the relative total
                                                                                          costs of owning different funds.
                                             HYPOTHETICAL EXAMPLE FOR
                                             COMPARISON PURPOSES

                                             The table below also provides information
                                             about hypothetical account values and
                                             hypothetical expenses based on the Fund's
                                             actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                      ACTUAL                                     HYPOTHETICAL
                                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING                EXPENSES        ENDING            EXPENSES          ANNUALIZED
 SHARE              ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS                (4/01/05)         (9/30/05)(1)           PERIOD(2)      (9/30/05)           PERIOD(2)            RATIO

Reserve               $1,000.00          $1,006.90                $5.48       $1,019.60             $5.52              1.09%


(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2005, through September
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Tax-Free            o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications    this rate (i) was lower than the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory        fee rates for one retail money market
Inc. ("AIM"). Based upon the                 services, the Board reviewed the             fund, and comparable to the advisory fee
recommendation of the Investments            qualifications of AIM's investment           rates for three institutional money
Committee of the Board, which is             personnel and considered such issues as      market funds (one of which has an
comprised solely of independent trustees,    AIM's portfolio and product review           "all-in" fee structure whereby AIM pays
at a meeting held on June 30, 2005, the      process, AIM's legal and compliance          all of the fund's ordinary operating
Board, including all of the independent      function, AIM's use of technology, AIM's     expenses), advised by AIM with investment
trustees, approved the continuance of the    portfolio administration function and the    strategies comparable to those of the
advisory agreement (the "Advisory            quality of AIM's investment research.        Fund; (ii) was lower than the advisory
Agreement") between the Fund and AIM for     Based on the review of these and other       fee rates for a variable insurance fund
another year, effective July 1, 2005.        factors, the Board concluded that the        advised by AIM and offered to insurance
                                             quality of services to be provided by AIM    company separate accounts with investment
   The Board considered the factors          was appropriate and that AIM currently is    strategies comparable to those of the
discussed below in evaluating the            providing satisfactory services in           Fund; (iii) was lower than the advisory
fairness and reasonableness of the           accordance with the terms of the Advisory    fee rates for one offshore fund for which
Advisory Agreement at the meeting on June    Agreement.                                   an AIM affiliate serves as advisor with
30, 2005 and as part of the Board's                                                       investment strategies comparable to those
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    of the Fund; and (iv) was higher than the
deliberations, the Board and the             comparable funds. The Board reviewed the     advisory fee rates for two unregistered
independent trustees did not identify any    performance of the Fund during the past      pooled investment vehicles, and
particular factor that was controlling,      one, three and five calendar years           comparable to the advisory fee rates for
and each trustee attributed different        against the performance of funds advised     a third unregistered pooled investment
weights to the various factors.              by other advisors with investment            vehicle, for which an AIM affiliate
                                             strategies comparable to those of the        serves as advisor with investment
   One of the responsibilities of the        Fund. The Board noted that the Fund's        strategies comparable to those of the
Senior Officer of the Fund, who is           performance in such periods was at or        Fund. The Board noted that AIM has agreed
independent of AIM and AIM's affiliates,     above the median performance of such         to waive fees and/or limit expenses of
is to manage the process by which the        comparable funds. Based on this review,      the Fund, as discussed below. Based on
Fund's proposed management fees are          the Board concluded that no changes          this review, the Board concluded that the
negotiated to ensure that they are           should be made to the Fund and that it       advisory fee rate for the Fund under the
negotiated in a manner which is at arm's     was not necessary to change the Fund's       Advisory Agreement was fair and
length and reasonable. To that end, the      portfolio management team at this time.      reasonable.
Senior Officer must either supervise a
competitive bidding process or prepare an    o The performance of the Fund relative to    o Fees relative to those of comparable
independent written evaluation. The          indices. The Board reviewed the              funds with other advisors. The Board
Senior Officer has recommended an            performance of the Fund during the past      reviewed the advisory fee rate for the
independent written evaluation in lieu of    one, three and five calendar years           Fund under the Advisory Agreement. The
a competitive bidding process and, upon      against the performance of the Lipper        Board compared effective contractual
the direction of the Board, has prepared     Institutional Tax-Exempt Money Market        advisory fee rates at a common asset
such an independent written evaluation.      Index.* The Board noted that the Fund's      level and noted that the Fund's rate was
Such written evaluation also considered      performance in such periods was              below the median rate of the funds
certain of the factors discussed below.      comparable to the performance of such        advised by other advisors with investment
In addition, as discussed below, the         Index. Based on this review, the Board       strategies comparable to those of the
Senior Officer made certain                  concluded that no changes should be made     Fund that the Board reviewed. The Board
recommendations to the Board in              to the Fund and that it was not necessary    noted that AIM has agreed to waive fees
connection with such written evaluation.     to change the Fund's portfolio management    and/or limit expenses of the Fund, as
                                             team at this time.                           discussed below. Based on this review,
   The discussion below serves as a                                                       the Board concluded that the advisory fee
summary of the Senior Officer's              o Meeting with the Fund's portfolio          rate for the Fund under the Advisory
independent written evaluation and           managers and investment personnel. With      Agreement was fair and reasonable.
recommendations to the Board in              respect to the Fund, the Board is meeting
connection therewith, as well as a           periodically with such Fund's portfolio      o Expense limitations and fee waivers.
discussion of the material factors and       managers and/or investment personnel and     The Board noted that AIM has
the conclusions with respect thereto that    believes that such individuals are           contractually agreed to waive fees and/or
formed the basis for the Board's approval    competent and able to continue to carry      limit expenses of the Fund in an amount
of the Advisory Agreement. After             out their responsibilities under the         necessary to limit total annual operating
consideration of all of the factors below    Advisory Agreement.                          expenses to a specified percentage of
and based on its informed business                                                        average daily net assets for each class
judgment, the Board determined that the      o Overall performance of AIM. The Board      of the Fund. The Board considered the
Advisory Agreement is in the best            considered the overall performance of AIM    contractual nature of this fee
interests of the Fund and its                in providing investment advisory and         waiver/expense limitation and noted that
shareholders and that the compensation to    portfolio administrative services to the     it remains in effect until March 31,
AIM under the Advisory Agreement is fair     Fund and concluded that such performance     2007. The Board considered the effect
and reasonable and would have been           was satisfactory.                            this fee waiver/expense limitation would
obtained through arm's length                                                             have on the Fund's estimated expenses and
negotiations.                                                                             concluded that the levels of fee
                                                                                          waivers/expense limitations for the Fund
o The nature and extent of the advisory                                                   were fair and reasonable.
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.

*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by
 Lipper, Inc., an independent mutual fund performance monitor.                                                           (continued)

TAX-FREE CASH RESERVE PORTFOLIO

o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
Board reviewed the structure of the          Board considered the benefits realized by    determining whether to continue the
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions    Advisory Agreement for the Fund, the
Agreement, noting that it includes one       executed through "soft dollar"               Board considered the fact that AIM, along
breakpoint. The Board reviewed the level     arrangements. Under these arrangements,      with others in the mutual fund industry,
of the Fund's advisory fees, and noted       brokerage commissions paid by other funds    is subject to regulatory inquiries and
that such fees, as a percentage of the       advised by AIM are used to pay for           litigation related to a wide range of
Fund's net assets, have decreased as net     research and execution services. This        issues. The Board also considered the
assets increased because the Advisory        research may be used by AIM in making        governance and compliance reforms being
Agreement includes a breakpoint. The         investment decisions for the Fund. The       undertaken by AIM and its affiliates,
Board concluded that the Fund's fee          Board concluded that such arrangements       including maintaining an internal
levels under the Advisory Agreement          were appropriate.                            controls committee and retaining an
therefore reflect economies of scale and                                                  independent compliance consultant, and
that it was not necessary to change the      o AIM's financial soundness in light of      the fact that AIM has undertaken to cause
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered       the Fund to operate in accordance with
advisory fee schedule.                       whether AIM is financially sound and has     certain governance policies and
                                             the resources necessary to perform its       practices. The Board concluded that these
o Investments in affiliated money market     obligations under the Advisory Agreement,    actions indicated a good faith effort on
funds. Not applicable because the Fund       and concluded that AIM has the financial     the part of AIM to adhere to the highest
does not invest in affiliated money          resources necessary to fulfill its           ethical standards, and determined that
market funds.                                obligations under the Advisory Agreement.    the current regulatory and litigation
                                                                                          environment to which AIM is subject
o Independent written evaluation and         o Historical relationship between the        should not prevent the Board from
recommendations of the Fund's Senior         Fund and AIM. In determining whether to      continuing the Advisory Agreement for the
Officer. The Board noted that, upon their    continue the Advisory Agreement for the      Fund.
direction, the Senior Officer of the         Fund, the Board also considered the prior
Fund, who is independent of AIM and AIM's    relationship between AIM and the Fund, as
affiliates, had prepared an independent      well as the Board's knowledge of AIM's
written evaluation in order to assist the    operations, and concluded that it was
Board in determining the reasonableness      beneficial to maintain the current
of the proposed management fees of the       relationship, in part, because of such
AIM Funds, including the Fund. The Board     knowledge. The Board also reviewed the
noted that the Senior Officer's written      general nature of the non-investment
evaluation had been relied upon by the       advisory services currently performed by
Board in this regard in lieu of a            AIM and its affiliates, such as
competitive bidding process. In              administrative, transfer agency and
determining whether to continue the          distribution services, and the fees
Advisory Agreement for the Fund, the         received by AIM and its affiliates for
Board considered the Senior Officer's        performing such services. In addition to
written evaluation and the recommendation    reviewing such services, the trustees
made by the Senior Officer to the Board      also considered the organizational
that the Board consider implementing a       structure employed by AIM and its
process to assist them in more closely       affiliates to provide those services.
monitoring the performance of the AIM        Based on the review of these and other
Funds. The Board concluded that it would     factors, the Board concluded that AIM and
be advisable to implement such a process     its affiliates were qualified to continue
as soon as reasonably practicable.           to provide non-investment advisory
                                             services to the Fund, including
o Profitability of AIM and its               administrative, transfer agency and
affiliates. The Board reviewed               distribution services, and that AIM and
information concerning the profitability     its affiliates currently are providing
of AIM's (and its affiliates') investment    satisfactory non-investment advisory
advisory and other activities and its        services.
financial condition. The Board considered
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2005
(Unaudited)


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MUNICIPAL NOTES-99.33%

ALABAMA-0.56%

Birmingham (City of)
  Public Educational
  Building Authority
  Student Housing (CHF
  UAB II LLC); VRD
  Series 2005 A RB
  (LOC-Regions Bank)
  2.77%, 07/01/37(b)(c)    --    VMIG-1    $ 6,000    $    6,000,000
--------------------------------------------------------------------
Mobile (City of)
  Infirmary Health
  System Special Care
  Facilities Financing
  Authority; Health
  System VRD Series 2000
  A RB (LOC-Regions
  Bank)
  2.75%, 01/01/25(b)(c)    --    VMIG-1      6,115         6,115,000
--------------------------------------------------------------------
Mobile (City of); Port
  City Medical Clinic
  Board (Infirmary
  Health); VRD Series
  1998 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 02/01/25(b)(d)    A-1   VMIG-1      6,670         6,670,000
====================================================================
                                                          18,785,000
====================================================================

ALASKA-0.48%

Alaska (State of)
  Industrial Development
  & Export Authority
  (Safeway Inc.
  Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank
  A.G.)
  2.80%,
  12/01/05(c)(e)(f)(s)     A-1     --        1,340         1,340,000
--------------------------------------------------------------------
North Slope (Borough
  of); Refunding
  Unlimited Tax Series
  2000 A GO (INS-MBIA
  Insurance Corp.)
  2.77%, 06/30/10(b)(d)   A-1+   VMIG-1     14,600        14,600,000
====================================================================
                                                          15,940,000
====================================================================

ARIZONA-0.53%

Casa Grande (City of)
  Industrial Development
  Authority (Center Park
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1      2,010         2,010,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of)
  Industrial Development
  Authority (Quail
  Gardens Apartments);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1    $ 1,785    $    1,785,000
--------------------------------------------------------------------
Phoenix (City of)
  Industrial Development
  Authority (Lynwood
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  1994 IDR (CEP-Federal
  Home Loan Bank of San
  Francisco)
  2.81%, 10/01/25(b)      A-1+     --        5,825         5,825,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (El Dorado
  Hospital); VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%,
  04/01/38(b)(c)(s)        --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (Tucson
  Electric Power
  Co.-Irvington Road
  Project); VRD Series
  1982 IDR (LOC-Credit
  Suisse)
  2.76%,
  10/01/22(b)(c)(s)        A-1   VMIG-1      2,000         2,000,000
====================================================================
                                                          17,620,000
====================================================================

ARKANSAS-0.06%

Pulaski (County of)
  Public Facilities
  Board (Health
  Facilities-Central
  Arkansas Radiation
  Therapy Inc. Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  07/01/08(b)(c)(g)        --      --        1,910         1,910,000
====================================================================

COLORADO-2.77%

Adams & Weld (Counties
  of) School District
  No. 27J Brighton;
  Unlimited Tax Series
  2004 GO (INS-Financial
  Guaranty Insurance
  Co.)
  2.50%, 12/01/05(d)       AAA     Aaa       1,950         1,967,647
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Art Museum
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 01/01/34(b)(c)   A-1+     --        2,150         2,150,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Seminary
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 07/01/34(b)(c)   A-1+     --      $ 1,000    $    1,000,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Cable
  Television Center &
  Museum Project); VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/06(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Jewish
  Federal Building
  Program); VRD Series
  2005 B-3 RB
  (LOC-National City
  Bank)
  2.81%, 12/01/34(c)(h)    --    VMIG-1      6,465         6,465,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Regis Jesuit High
  School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 12/01/33(b)(c)   A-1+     --        5,515         5,515,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Southeastern Baptist
  Theological Seminary);
  VRD Series 2005
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/25(b)(c)    --    VMIG-1      8,955         8,955,000
--------------------------------------------------------------------
Colorado (State of)
  General Fund; Series
  2005 TRAN
  4.00%, 06/27/06         SP-1+   MIG-1     10,000        10,098,368
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Arapahoe
  House Project); VRD
  Series 2004 A RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.82%, 04/01/24(b)(c)   A-1+     --        1,200         1,200,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Collinwood); Refunding
  VRD Series 2004 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --        4,130         4,130,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/15/30(b)(c)    A-1     --        9,615         9,615,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers);
  Refunding VRD Series
  2004 A RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --      $ 5,145    $    5,145,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  1997 RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/11(b)(c)   A-1+     --          750           750,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  2002 A RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/31(b)(c)   A-1+     --        3,400         3,400,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Craig
  Hospital Project);
  Refunding VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/20(b)(c)   A-1+     --        5,580         5,580,000
--------------------------------------------------------------------
Colorado (State of)
  Housing & Finance
  Authority (Winridge
  Apartments); Refunding
  Multi-Family VRD
  Series 1998 RB
  (CEP-Federal National
  Mortgage Association)
  2.75%, 02/15/28(b)      A-1+     --        1,615         1,615,000
--------------------------------------------------------------------
Colorado Springs (City
  of) (Pikes Peak Mental
  Health); VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 03/15/23(b)(c)   A-1+     --        3,510         3,510,000
--------------------------------------------------------------------
Concord (Metropolitan
  District of);
  Refunding &
  Improvement Unlimited
  Tax Series 2004 GO
  (LOC-Wells Fargo Bank,
  N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --        1,585         1,585,000
--------------------------------------------------------------------
Crystal Valley
  (Metropolitan)
  District No. 1; VRD
  Series 2004 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/34(b)(c)   A-1+     --        3,795         3,795,000
--------------------------------------------------------------------
Denver (City & County
  of) (Kentucky Circle
  Village Project); VRD
  Series 2000 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/29(b)(c)   A-1+     --        1,655         1,655,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Jefferson (County of)
  Section 14
  Metropolitan District;
  Refunding Unlimited
  Tax Series 2004 GO
  (LOC-U.S. Bank, N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --      $ 1,200    $    1,200,000
--------------------------------------------------------------------
Kipling Ridge (District
  of Metropolitan); VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 12/01/23(b)(c)   A-1+     --        3,725         3,725,000
--------------------------------------------------------------------
Lafayette (City of)
  Exempla Improvement
  District (Special
  Improvement No. 2-01);
  Refunding Special
  Assessment VRD Series
  2002 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.80%, 12/01/22(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------
Moffat (County of)
  (Colorado-Ute Electric
  Association); VRD
  Series 1984 PCR
  (INS-Ambac Assurance
  Corp.)
  2.84%, 07/01/10(b)(d)   A-1+   VMIG-1      1,485         1,485,000
--------------------------------------------------------------------
Westminster (City of)
  Economic Development
  Authority (North Huron
  Urban Renewal); VRD
  Series 2005 TAN
  (LOC-Depfa Bank PLC)
  2.78%,
  12/01/28(b)(c)(s)       A-1+   VMIG-1      2,950         2,950,000
--------------------------------------------------------------------
Westminster (City of)
  Water & Wastewater
  Utility Enterprise;
  VRD Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 12/01/22(b)(d)   A-1+   VMIG-1      1,415         1,415,000
====================================================================
                                                          92,006,015
====================================================================

CONNECTICUT-0.04%

Connecticut (State of)
  Development Authority
  (Central Vermont
  Public Service);
  Floating Rate Series
  1985 PCR (LOC-Citizens
  Bank of Pennsylvania)
  2.65%, 12/01/15(c)(j)   A-1+     --        1,400         1,400,000
====================================================================

DELAWARE-0.29%

Delaware (State of)
  Economic Development
  Authority (Hospital
  Billing); VRD Series
  1985 A RB (INS-Ambac
  Assurance Corp.)
  2.75%, 12/01/15(b)(d)    A-1   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

DELAWARE-(CONTINUED)

Delaware (State of)
  Economic Development
  Authority (Independent
  School Inc. Project);
  VRD Series 2003 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 07/01/33(b)(c)   A-1+     --      $ 8,250    $    8,250,000
====================================================================
                                                           9,750,000
====================================================================

DISTRICT OF
  COLUMBIA-0.71%

District of Columbia
  (American Library
  Association); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      3,175         3,175,000
--------------------------------------------------------------------
District of Columbia
  (American Psychology
  Association); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 03/01/28(b)(c)   A-1+     --        1,325         1,325,000
--------------------------------------------------------------------
District of Columbia
  (St. Coletta Public
  Charter); VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.75%, 05/01/35(b)(c)    --    VMIG-1      4,150         4,150,000
--------------------------------------------------------------------
District of Columbia
  (Resources for the
  Future Inc.); VRD
  Series 1998 RB
  (LOC-Wachovia Bank,
  N.A.) (Acquired
  08/01/05; Cost
  $2,025,000)
  2.80%,
  08/01/29(b)(c)(k)       A-1+     --        2,025         2,025,000
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 A GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.50%, 06/01/06(d)       AAA     Aaa       2,715         2,765,018
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 B GO (INS-Ambac
  Assurance Corp.)
  5.00%, 06/01/06(d)       AAA     Aaa       5,430         5,514,251
--------------------------------------------------------------------
Wachovia MERLOTs
  (District of Columbia
  Water & Sewer
  Authority); VRD Series
  2003 A12 RB (Acquired
  02/24/03; Cost
  $4,625,000)
  2.77%,
  10/01/17(b)(k)(l)        --    VMIG-1      4,625         4,625,000
====================================================================
                                                          23,579,269
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-8.57%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Escambia); Refunding
  Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  (Acquired 10/24/02;
  Cost $5,000,000)
  2.76%,
  10/01/10(b)(k)(l)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (Florida State
  Board of Education);
  Non-AMT VRD Series
  2004-48 RB (Acquired
  08/05/05; Cost
  $5,500,000)
  2.76%,
  06/01/12(b)(k)(l)        --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Broward (County of)
  School Board; VRD
  Series 2005 COP
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 07/01/21(b)(d)   A-1+   VMIG-1     14,000        14,000,000
--------------------------------------------------------------------
Cape Coral (City of);
  Commercial Paper Note
  Series 2005 (LOC-Bank
  of America, N.A.)
  2.65%, 04/04/06(c)      A-1+     --        4,900         4,900,000
--------------------------------------------------------------------
Capital Projects Finance
  Authority (Capital
  Projects Loan
  Program); VRD Series
  1997 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 08/01/17(b)(d)   A-1+     --          700           700,000
--------------------------------------------------------------------
Charlotte (County of);
  Utility Refunding VRD
  Series 2003 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.76%, 10/01/21(b)(d)   A-1+     --       38,500        38,500,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Commercial Paper
  Series 2005 C-2 RB
  (LOC-Bank of America,
  N.A.)
  2.67%, 11/21/05(c)      A-1+   VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Hospital Commercial
  Paper Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.55%, 10/18/05(c)      A-1+   VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Collier (County of)
  Industrial Development
  Authority (Redlands
  Christian Migrant
  Association Inc.); VRD
  Series 2001 IDR
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/26(b)(c)(g)        --      --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Dade (County of) (Youth
  Fair & Exposition
  Project); VRD Series
  1995 RB (LOC-SunTrust
  Bank) (Acquired
  08/15/05; Cost
  $6,500,000)
  2.75%,
  08/01/15(b)(c)(k)        --      Aa2     $ 6,500    $    6,500,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Carlos
  Albizu University
  Project); VRD Series
  2000 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/25(b)(c)(g)        --      --        9,200         9,200,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Florida
  Memorial College
  Project); VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  10/01/27(b)(c)(g)        --      --        1,195         1,195,000
--------------------------------------------------------------------
Dade (County of)
  Industrial Development
  Authority (Palmer
  Trinity Private School
  Project); VRD Series
  1999 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/19(b)(c)(g)        --      --        3,100         3,100,000
--------------------------------------------------------------------
Duval (County of)
  Housing Finance
  Authority (Sunbeam
  Road Apartments
  Project); Multi-Family
  Housing Refunding VRD
  Series 1997 RB
  (LOC-U.S. Bank, N.A.)
  2.76%, 07/01/25(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Agency
  (Huntington Place
  Apartments); Multi-
  Family Housing VRD
  Series 1985 GGG RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 12/01/13(b)      A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Island Club);
  Refunding Multi-Family
  Series 2001 J-A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 07/01/31(b)      A-1+     --        5,690         5,690,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Lakeside North);
  Refunding Multi-
  Family Mortgage VRD
  Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 06/01/34(b)      A-1+     --        2,630         2,630,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

Fort Lauderdale (City
  of) (Pine Crest Prep
  School Project); VRD
  Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 06/01/32(b)(d)    --      Aaa     $ 7,600    $    7,600,000
--------------------------------------------------------------------
Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System);
  Hospital VRD Series
  2003 A RB
  (LOC-SunTrust Bank)
  2.78%, 11/15/32(b)(c)   A-1+   VMIG-1     22,475        22,475,000
--------------------------------------------------------------------
Hillsborough (County of)
  Industrial Development
  Authority (Tampa
  Metropolitan Area YMCA
  Project); VRD Series
  2000 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  03/01/25(b)(c)(g)        --      --        5,550         5,550,000
--------------------------------------------------------------------
Jacksonville (City of)
  (Baptist Medical
  Center); Commercial
  Paper Series 2004 RB
  (LOC-Bank of America,
  N.A.)
  2.73%, 11/28/05(c)      A-1+     --       18,000        18,000,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (Samuel C.
  Taylor Foundation
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 02/20/01;
  Cost $2,600,000)
  2.80%,
  12/01/23(b)(c)(g)(k)     --      --        2,600         2,600,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (University
  of Florida
  Jacksonville
  Physicians, Inc.); VRD
  Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.79%, 06/01/22(b)(c)    --    VMIG-1     11,705        11,705,000
--------------------------------------------------------------------
Lee (County of)
  Industrial Development
  Authority (Shell Point
  Village Project);
  Health Care Facilities
  VRD Series 1999 B IDR
  (LOC-Bank of America,
  N.A.)
  2.74%, 11/01/29(b)(c)   A-1+     --        5,800         5,800,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Reedy Creek
  Improvement District);
  Floating Rate Trust
  Ctfs. Utility VRD
  Series 2005 1145 RB
  (Acquired 06/08/05;
  Cost $12,075,000)
  2.78%,
  10/01/19(b)(g)(k)(l)     --      --       12,075        12,075,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Florida Department of
  Environmental
  Protection); Floating
  Rate Trust Ctfs. VRD
  Series 2002-722 RB
  (Acquired 11/13/02;
  Cost $9,850,000)
  2.78%,
  07/01/22(b)(k)(l)        A-1     --      $ 9,850    $    9,850,000
--------------------------------------------------------------------
North Miami (City of)
  Educational Facilities
  (Miami Country Day
  School Project); VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  08/01/19(b)(c)(g)        --      --        1,650         1,650,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority (Adventist
  Health System/Sunbelt
  Inc.); VRD Series 1992
  RB (LOC-SunTrust Bank)
  2.78%, 11/15/14(b)(c)   A-1+   VMIG-1      1,735         1,735,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority
  (Presbyterian
  Retirement
  Communities, Inc.
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  11/01/28(b)(c)(g)(m)     --      --        4,996         4,996,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Central
  Florida Kidney Centers
  Project); VRD Series
  2000 IDR (LOC-SunTrust
  Bank)
  2.75%, 12/01/20(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Christian
  Prison Project); VRD
  Series 2003 A IDR
  (LOC-Regions Bank)
  2.79%, 02/01/23(b)(c)    --    VMIG-1      4,535         4,535,000
--------------------------------------------------------------------
Palm Beach (County of)
  Educational Facilities
  Authority (Atlantic
  College Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/31(b)(c)(g)        --      --        2,700         2,700,000
--------------------------------------------------------------------
Palm Beach (County of)
  School District; Sales
  Tax Commercial Paper
  Series 2005 Notes
  (LOC-Bank of America,
  N.A.)
  2.60%, 10/19/05(c)      A-1+     P-1      11,500        11,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Petersburg (City of)
  Health Facilities
  Authority (All
  Children's Hospital);
  Health Facilities VRD
  Series 2005 C RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 11/15/34(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Sunshine State
  Governmental Financing
  Commission; VRD Series
  1986 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 07/01/16(b)(d)    --    VMIG-1     25,455        25,455,000
--------------------------------------------------------------------
Tampa (City of) (Agency
  for Community
  Treatment DACCO
  Project); VRD Series
  2001 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  07/01/22(b)(c)(g)        --      --        4,910         4,910,000
====================================================================
                                                         284,851,000
====================================================================

GEORGIA-3.50%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Fulton Water & Sewer
  Revenue Bonds);
  Non-AMT VRD Series
  2004-15 Ctfs.
  (Acquired 10/12/04;
  Cost $9,995,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Atlanta (City of);
  Refunding Airport VRD
  Series 2005 RFB-2 RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 01/01/30(b)(d)   A-1+   VMIG-1     10,140        10,140,000
--------------------------------------------------------------------
Bartow (County of)
  School District;
  Unlimited Tax Series
  2003 GO
  3.00%, 11/01/05          AA+     --          950           950,667
--------------------------------------------------------------------
Bibb (County of)
  Development Authority
  (Baptist Village
  Project); Refunding &
  Improvement VRD Series
  1998 RB (LOC-SunTrust
  Bank)
  2.75%, 08/01/18(b)(c)    --      Aa2       1,900         1,900,000
--------------------------------------------------------------------
Burke (County of)
  Development Authority
  (Oglethorp Power
  Corp.); VRD Commercial
  Paper Series 2005 B
  PCR (INS-Ambac
  Assurance Corp.)
  2.43%, 10/19/05(d)      A-1+   VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Forsyth (County
  of) School District);
  VRD Unlimited Tax
  Series 2004-6 A GO
  (Acquired 10/20/04;
  Cost $2,975,000)
  2.79%,
  02/01/18(b)(k)(l)       A-1+     --        2,975         2,975,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of)
  Development Authority
  (Institute Nuclear
  Power Operations); VRD
  Series 1998 IDR
  (LOC-SunTrust Bank)
  (Acquired 06/29/05:
  Cost $6,330,000)
  2.80%,
  02/01/13(b)(c)(k)        --      Aa2     $ 6,330    $    6,330,000
--------------------------------------------------------------------
Cobb (County of)
  Development Authority
  (YMCA of Cobb County);
  VRD Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 12/01/25(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Dahlonega (City of)
  Downtown Development
  Authority (North
  Georgia Student
  Housing Project);
  Student Housing VRD
  Series 2001 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.73%, 06/01/28(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
DeKalb (County of)
  Private Hospital
  Authority (ESR
  Children's Health
  System, Inc.); VRD
  Series 1998 RAN
  (LOC-SunTrust Bank)
  2.75%, 12/01/28(b)(c)   A-1+   VMIG-1      4,685         4,685,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Georgia);
  VRD Series 2000-1001
  Class C COP (Acquired
  07/26/00: Cost
  $20,000,000)
  2.79%,
  07/01/15(b)(k)(l)       A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
Fayette (County of)
  Development Authority
  (Catholic Education of
  North Georgia, Inc.
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.75%, 04/01/28(b)(c)   A-1+     --        3,010         3,010,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Arthritis Foundation
  Inc. Project); VRD
  Series 1996 RB
  (LOC-SunTrust Bank)
  (Acquired 08/16/05;
  Cost $2,265,000)
  2.80%,
  12/01/16(b)(c)(k)        --      Aa2       2,265         2,265,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Bridgeway Foundation
  for Education
  Project); Educational
  Facilities VRD Series
  2000 RB (LOC-Wachovia
  Bank, N.A.)
  2.80%, 06/01/15(b)(c)   A-1+     --        1,800         1,800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of)
  Development Authority
  (Mount Vernon
  Presbyterian School);
  VRD Series 2005 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 08/01/35(b)(c)    --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Gainesville (City of)
  Redevelopment
  Authority (Riverside
  Military Project);
  Educational Facilities
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.75%, 12/01/25(b)(c)    --    VMIG-1      1,840         1,840,000
--------------------------------------------------------------------
Gwinnett (County of)
  Development Authority
  (Greater Atlanta
  Christian Schools,
  Inc. Project); VRD
  Series 1998 RB
  (LOC-SunTrust Bank)
  (Acquired 06/30/05;
  Cost $3,800,000)
  2.80%,
  04/01/18(b)(c)(k)        --      Aa2       3,800         3,800,000
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Atlanta (City of)
  Water & Wastewater);
  VRD Series 2004 520 RB
  (Acquired 04/20/05;
  Cost $24,995,000)
  2.79%,
  05/01/12(b)(k)(l)        A-1     --       24,995        24,995,000
--------------------------------------------------------------------
LaGrange (County of)
  Development Authority
  (LaGrange College
  Project); VRD Series
  2001 RB (LOC-SunTrust
  Bank)
  2.75%, 06/01/31(b)(c)    --    VMIG-1      4,985         4,985,000
--------------------------------------------------------------------
Smyrna (City of)
  Hospital Authority
  (Ridgeview Institute
  Inc. Project); VRD
  Series 2002 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.80%, 11/01/27(b)(c)    --    VMIG-1      2,060         2,060,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Dalton); Utilities
  VRD Series 2003 A02 RB
  (Acquired 08/25/04;
  Cost $4,825,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      4,825         4,825,000
====================================================================
                                                         116,555,667
====================================================================

HAWAII-1.12%

Eagle Tax Exempt Trust
  (State of Hawaii); VRD
  Series 2000-1101 COP
  (Acquired 01/11/01;
  Cost $6,000,000)
  2.79%,
  12/01/16(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

HAWAII-(CONTINUED)

Merrill Lynch P-Floats
  (State of Hawaii);
  Unlimited Tax VRD
  Series 2005 PT-2864 GO
  (Acquired 09/07/05;
  Cost $27,270,000)
  2.79%,
  07/01/18(b)(k)(l)        --    VMIG-1    $27,270    $   27,270,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Hawaii); Unlimited
  Tax VRD Series 2003
  A16 GO (Acquired
  02/27/03; Cost
  $3,875,000)
  2.77%,
  07/01/18(b)(k)(l)        --    VMIG-1      3,875         3,875,000
====================================================================
                                                          37,145,000
====================================================================

IDAHO-1.21%

Custer (County of)
  Pollution Control
  (Amoco Oil Co.-
  Standard Oil Industry
  Project); VRD Series
  1983 RB
  2.45%,
  10/01/05(e)(f)(s)       A-1+     Aa1      23,000        23,000,000
--------------------------------------------------------------------
Idaho (State of);
  Unlimited Tax Series
  2005 GO TAN
  4.00%, 06/30/06         SP-1+   MIG-1     15,000        15,146,979
--------------------------------------------------------------------
Magic Valley Healthcare
  System Inc. (Magic
  Valley Regional
  Medical Center
  Project); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/21(b)(c)    --    VMIG-1      2,040         2,040,000
====================================================================
                                                          40,186,979
====================================================================

ILLINOIS-14.97%

ABN AMRO Munitops Ctfs.
  Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-34 Ctfs.
  (Acquired 11/15/01;
  Cost $10,000,000)
  2.78%,
  07/01/07(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Aurora (City of)
  Economic Development
  (Aurora University);
  VRD Series 2004 RB
  (LOC-Harris N.A.)
  2.78%, 03/01/35(b)(c)    --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois
  Sales Tax); VRD Series
  1998-25 A RB (Acquired
  08/26/99; Cost
  $10,000,000)
  2.81%,
  03/15/07(b)(k)(l)        A-1     Aa2      10,000        10,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 A
  RB (Acquired 05/06/02;
  Cost $10,130,000)
  2.81%,
  06/05/14(b)(k)(l)        A-1     --      $10,130    $   10,130,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (University of
  Illinois); VRD Series
  2005-10 A RB (Acquired
  04/27/05; Cost
  $3,405,000)
  2.79%,
  04/01/19(b)(k)(l)       A-1+     --        3,405         3,405,000
--------------------------------------------------------------------
Chicago (City of) Board
  of Education;
  Unlimited Tax Series
  2000 D GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 03/01/32(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Chicago (City of);
  Unlimited Tax Series
  2002 B GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 01/01/37(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Chicago (City of); VRD
  Limited Tax Obligation
  Tender Series 2004 GO
  (LOC-State Street Bank
  & Trust Co.)
  2.20%,
  12/08/05(c)(e)(i)       SP-1+   MIG-1      7,000         7,000,000
--------------------------------------------------------------------
Cook (County of)
  (Catholic Theological
  Union Project); VRD
  Series 2005 RB
  (LOC-Harris N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Cook (County of) High
  School District No.
  201 (J. Sterling
  Morton Township);
  School Limited Tax
  Series 2004 GO
  (INS-Financial
  Security Assurance
  Inc.)
  4.38%, 12/01/05(d)       --      Aaa       5,000         5,018,086
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago Park
  District); Unlimited
  Tax VRD Series
  2002-1306 A COP
  (Acquired 05/02/02;
  Cost $5,500,000)
  2.79%,
  01/01/29(b)(k)(l)       A-1+     --        5,500         5,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago
  Public Building
  Commission); VRD
  Series 2003-0015 A COP
  (Acquired 05/14/03;
  Cost $2,800,000)
  2.79%,
  12/01/14(b)(k)(l)       A-1+     --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
  (City of Chicago Water
  & Sewer); VRD Series
  2001-1308 COP
  (Acquired 12/12/01;
  Cost $8,655,000)
  2.79%,
  11/01/26(b)(k)(l)       A-1+     --      $ 8,655    $    8,655,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01;
  Cost $4,950,000)
  2.90%,
  01/01/35(b)(k)(l)       A-1+     --        4,950         4,950,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (County of Cook
  Regional
  Transportation
  Authority); VRD Series
  2000-1303 COP
  (Acquired 03/26/01;
  Cost $19,000,000)
  2.79%,
  07/01/23(b)(k)(l)       A-1+     --       19,000        19,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  Unlimited Tax VRD
  Series 2003-0023 A COP
  (Acquired 06/12/03;
  Cost $3,775,000)
  2.79%,
  06/01/15(b)(k)(l)       A-1+     --        3,775         3,775,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  VRD Series 2000-1304
  COP (Acquired
  06/27/00; Cost
  $7,340,000)
  2.79%,
  06/01/21(b)(k)(l)       A-1+     --        7,340         7,340,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons
  Project); VRD Series
  1996 RB (LOC-Northern
  Trust Co.)
  2.80%,
  08/01/26(b)(c)(m)       A-1+     --        7,913         7,913,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (BAPS Inc.
  Project); VRD Series
  2002 RB (LOC-Comerica
  Bank)
  2.77%, 06/01/17(b)(c)    A-1     --        7,935         7,935,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (British
  Home for Retired Men &
  Women); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.)
  2.76%, 11/01/27(b)(c)    A-1     --        8,740         8,740,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Chicago
  Shakespeare Theater
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  09/24/03; Cost
  $4,100,000)
  2.76%,
  01/01/19(b)(c)(k)        A-1     --        4,100         4,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Embers
  Elementary School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  11/04/03; Cost
  $2,215,000)
  2.77%,
  04/01/32(b)(c)(k)        A-1     --      $ 2,215    $    2,215,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Institute
  of Gas Technology
  Project); VRD Series
  1999 IDR (LOC-Harris
  N.A.)
  2.86%, 09/01/24(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Lyric Opera
  Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust
  Co., Harris N.A.,
  JPMorgan Chase Bank)
  2.78%, 12/01/28(b)(c)   A-1+   VMIG-1     49,800        49,800,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Mount
  Carmel High School
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      5,600         5,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (North Shore
  Country Day School);
  VRD Series 2003 RB
  (LOC-Northern Trust
  Co.)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      2,825         2,825,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Oak Park
  Residence Corp.
  Project); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  01/29/03; Cost
  $2,975,000)
  2.76%,
  07/01/41(b)(c)(k)        A-1     --        2,975         2,975,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Sacred
  Heart Schools
  Project); VRD Series
  2003 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (St. Paul's
  House Project); VRD
  Series 1995 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/01/25(b)(c)    A-1     --        1,265         1,265,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Uhlich
  Childrens Home
  Project); VRD Series
  2002 IDR (LOC-JPMorgan
  Chase Bank)
  2.78%, 10/01/33(b)(c)    --    VMIG-1    $ 1,200    $    1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (West
  Central Illinois
  Educational Project);
  VRD Series 2002 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/32(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Arts Club
  of Chicago); VRD
  Series 1996 RB
  (LOC-Northern Trust
  Co.)
  2.78%, 01/01/26(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Aurora
  University); VRD
  Cultural Pooled
  Financing Series 1998
  RB (LOC-Bank of
  America, N.A.)
  2.76%, 03/01/28(b)(c)   A-1+     --        6,570         6,570,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Blackburn
  University); Cultural
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 07/01/29(b)(c)   A-1+     --        4,385         4,385,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Chicago
  Childrens Museum); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 02/01/28(b)(c)    A-1   VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Columbia
  College Chicago); VRD
  Series 2000 RB
  (LOC-Harris N.A.)
  2.75%, 06/01/30(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Dominican
  University); VRD
  Series 2000 B RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  10/01/30(b)(c)(s)        --    VMIG-1      9,400         9,400,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Field
  Museum National
  History); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.78%, 11/01/32(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Museum of
  Science & Industry);
  VRD Series 1992 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 10/01/26(b)(c)    --    VMIG-1    $ 3,250    $    3,250,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (National
  Louis University); VRD
  Series 1999 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 06/01/29(b)(c)   A-1+     --        9,200         9,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (University
  Pooled Financing
  Program); VRD Series
  1985 RB (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 12/01/05(b)(d)    A-1   VMIG-1      3,045         3,045,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority; Pooled
  Financing Commercial
  Paper Notes Series
  2005 (LOC-Northern
  Trust Co.)(c)
  2.43%, 10/12/05         A-1+     --       15,000        15,000,000
--------------------------------------------------------------------
  2.43%, 10/13/05         A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
  2.53%, 10/24/05         A-1+     --       15,200        15,200,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Illinois Institute of
  Technology); VRD
  Series 2004 RB
  (LOC-Harris N.A.)
  2.77%, 12/01/24(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Jewish Charities);
  VRD Series 2005 A RAN
  (LOC-Harris N.A.)
  2.80%, 06/30/06(b)(c)   A-1+     --        7,745         7,745,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Joan W. & Irving B.
  Dance Project); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 03/01/40(b)(c)    --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Kohl Children's
  Museum); VRD Series
  2004 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/34(b)(c)    --    VMIG-1      2,680         2,680,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Lake Forest Country
  Day); VRD Series 2005
  RB (LOC-Northern Trust
  Co.)
  2.77%, 07/01/35(b)(c)    --    VMIG-1      3,250         3,250,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Finance Authority
  (Mercy Alliance
  Project); VRD Series
  2005 RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 02/15/35(b)(c)    --    VMIG-1    $ 7,000    $    7,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (North Park University
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.81%, 07/01/35(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Richard H. Driehaus
  Museum); VRD Series
  2005 RB (LOC-Northern
  Trust Co.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      2,900         2,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Sunshine Through Golf
  Foundation Project);
  VRD Series 2004 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 11/01/24(b)(c)    A-1     --        2,100         2,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Bensenville
  Home Society); VRD
  Series 1989 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 02/15/19(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Franciscan
  Eldercare Service);
  VRD Series 2001 RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --       10,615        10,615,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Park Plaza
  Center); Multi-Family
  VRD Series 1996 RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 09/15/20(b)(c)    A-1     --        5,700         5,700,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Peace
  Memorial Ministries);
  VRD Series 2003 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/15/33(b)(c)    A-1     --        9,675         9,675,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (St. Lukes
  Medical Center); VRD
  Series 1998 B RB
  (INS-MBIA Insurance
  Corp.)
  2.77%, 11/15/23(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority; Revolving
  Fund Pooled VRD Series
  1985 C RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 08/01/15(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Housing Development
  Authority (Lakeshore
  Plaza); Multi-Family
  Housing Series 2000 A
  RB (INS-MBIA Insurance
  Corp.)
  2.77%, 07/01/27(b)(d)   A-1+   VMIG-1    $ 9,625    $    9,625,000
--------------------------------------------------------------------
JPMorgan PUTTERs (City
  of Chicago Park
  District); VRD Limited
  Tax Series 2005 974 GO
  (Acquired 07/06/05;
  Cost $1,100,000)
  2.79%,
  01/01/13(b)(k)(l)        A-1     --        1,100         1,100,000
--------------------------------------------------------------------
Lombard (City of)
  (Clover Creek
  Apartments Project);
  VRD Multi-Family
  Housing Series 2000 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 12/15/30(b)      A-1+     --       14,855        14,855,000
--------------------------------------------------------------------
McCook (City of)
  (Illinois Saint Andrew
  Society); VRD Series
  1996 A RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
  VRD Series 1996 B RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Orland Hills (City of);
  Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/14(b)(c)    A-1     --        2,470         2,470,000
--------------------------------------------------------------------
Quincy (City of)
  (Blessing Hospital
  Project); VRD Series
  2004 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/15/33(b)(c)   A-1+   VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Lake County
  Joint Action Water
  Agency); VRD Series
  2003 B18 RB (Acquired
  02/19/03; Cost
  $9,720,000)
  2.77%,
  05/01/20(b)(k)(l)        --    VMIG-1      9,720         9,720,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago Board of
  Education); VRD
  Unlimited Tax Series
  2000 A4 GO (Acquired
  11/12/03; Cost
  $4,845,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      4,845         4,845,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (City
  of Chicago Emergency
  Telephone System); VRD
  Limited Tax Series
  2002 A44 GO (Acquired
  08/02/02; Cost
  $7,835,000)
  2.77%,
  01/01/20(b)(k)(l)        --    VMIG-1    $ 7,835    $    7,835,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago); VRD
  Limited Tax Series
  2000 A12 GO (Acquired
  08/26/99; Cost
  $10,000,000)
  2.77%,
  01/01/23(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD Series
  2001 A93 RB (Acquired
  10/10/01; Cost
  $7,250,000)
  2.77%,
  07/01/27(b)(k)(l)        --    VMIG-1      7,250         7,250,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD
  Unlimited Tax Series
  2002 A41 GO (Acquired
  07/25/02; Cost
  $17,730,000)
  2.77%,
  06/01/17(b)(k)(l)        --    VMIG-1     17,730        17,730,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County); VRD Unlimited
  Tax Series 2003 B11 GO
  (Acquired 01/29/03;
  Cost $6,995,000)
  2.77%,
  11/15/25(b)(k)(l)        --    VMIG-1      6,995         6,995,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Regional
  Transportation
  Authority); VRD Series
  2001 A69 RB (Acquired
  11/09/04; Cost
  $11,745,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1     11,745        11,745,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Illinois); VRD
  Unlimited Tax Series
  2001 A124 GO (Acquired
  11/26/01; Cost
  $7,890,000)
  2.77%,
  11/01/26(b)(k)(l)        A-1     --        7,890         7,890,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of
  Illinois); VRD Series
  2000 S GO (Acquired
  03/20/00; Cost
  $14,400,000)
  2.77%,
  04/01/30(b)(k)(l)        --    VMIG-1     14,400        14,400,000
====================================================================
                                                         497,716,086
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-3.43%

ABN AMRO Munitops Ctfs.
  Trust (Township of
  Wayne, County of
  Marion School Building
  Corp.); Multi-State
  Non-AMT VRD Series
  2003-27 RB (Acquired
  11/12/03; Cost
  $13,795,000)
  2.78%,
  07/15/11(b)(k)(l)        --    VMIG-1    $13,795    $   13,795,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Indiana (State
  of) Transportation
  Finance Authority);
  Highway VRD Series
  2004-5 A RB (Acquired
  10/21/04; Cost
  $2,000,000)
  2.79%,
  12/01/18(b)(k)(l)       A-1+     --        2,000         2,000,000
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Advance Funding
  Program Series 2005 A
  RN
  3.25%, 01/26/06         SP-1+   MIG-1     24,850        24,916,543
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Midyear Funding
  Program Series 2005 A
  RN
  3.50%, 01/27/06         SP-1+   MIG-1     18,000        18,056,051
--------------------------------------------------------------------
Indiana (State of)
  Development Finance
  Authority (Indiana
  Historical Society,
  Inc. Project); VRD
  Educational Facilities
  Series 1996 RB
  (LOC-JPMorgan Chase
  Bank) (Acquired
  07/25/05; Cost
  $2,210,000)
  2.78%,
  08/01/31(b)(c)(k)       A-1+     --        2,210         2,210,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facilities
  Financing Authority
  (Golden Years
  Homestead); VRD Series
  2002 A RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 06/01/25(b)(c)   A-1+     --        6,500         6,500,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facility
  Financing Authority
  (Community Hospitals
  Project); VRD Hospital
  Series 2000 A RB
  (LOC-Bank of America,
  N.A.)
  2.75%,
  07/01/28(b)(c)(m)       A-1+     --        9,815         9,815,000
--------------------------------------------------------------------
Indiana (State of)
  Municipal Power
  Agency; Refunding
  Power Supply System
  VRD Series 1998 A RB
  (LOC-Toronto-Dominion
  Bank)
  2.75%,
  01/01/18(b)(c)(s)        A-1   VMIG-1      6,400         6,400,000
--------------------------------------------------------------------
Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Refunding VRD Series
  2002 F-1 RB (INS-MBIA
  Insurance Corp.)
  2.76%, 02/01/20(b)(d)   A-1+     --      $ 4,500    $    4,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-(CONTINUED)

Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Series 2005 F RN
  4.00%, 01/06/06         SP-1+    --        9,500         9,534,151
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Merrillville (City
  of) Multi School
  Building Corp.); VRD
  Series 2005 923 RB
  (Acquired 06/09/05;
  Cost $4,775,000)
  2.79%,
  01/15/13(b)(k)(l)        A-1     --        4,775         4,775,000
--------------------------------------------------------------------
Purdue University
  (Student Fee);
  University Series 1996
  M RB
  6.00%, 07/01/13(e)(o)    AA      Aa1       1,950         2,031,652
--------------------------------------------------------------------
Wachovia MERLOTs (County
  of Porter Jail
  Building Corp.); VRD
  Series 2001 A58 RB
  (Acquired 11/12/03;
  Cost $9,405,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      9,405         9,405,000
====================================================================
                                                         113,938,397
====================================================================

IOWA-1.01%

Iowa (State of) Finance
  Authority (Morningside
  College Project);
  Private College
  Facility VRD Series
  2002 RB (LOC-U.S.
  Bank, N.A.)
  2.79%, 10/01/32(b)(c)   A-1+     --        2,055         2,055,000
--------------------------------------------------------------------
Iowa (State of) Finance
  Authority Retirement
  Community (Deerfield
  Retirement Community);
  VRD Series 2003 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/33(b)(c)    A-1     --       15,000        15,000,000
--------------------------------------------------------------------
Iowa (State of) Higher
  Education Loan
  Authority (Graceland
  Private College); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 02/01/33(b)(c)    --    VMIG-1      5,890         5,890,000
--------------------------------------------------------------------
Iowa (State of) School
  Cash Anticipation
  Program; Series 2005 B
  Wts. Ctfs.
  (INS-Financial
  Security Assurance
  Inc.)
  3.50%, 01/27/06(d)       --     MIG-1     10,700        10,740,544
====================================================================
                                                          33,685,544
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KANSAS-1.05%

Eagle Tax Exempt Trust
  (County of Wyandotte
  Unified Government
  Utility System); VRD
  Series 2004-0038 A COP
  (Acquired 09/08/04;
  Cost $5,000,000)
  2.79%,
  09/01/21(b)(k)(l)       A-1+     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Kansas (State of)
  Development Finance
  Authority (Deaconess
  Long Term Care);
  Health Facilities VRD
  Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 05/15/30(b)(c)    --    VMIG-1      4,280         4,280,000
--------------------------------------------------------------------
Leawood (City of);
  Unlimited Tax
  Temporary Notes Series
  2004-2 GO
  3.00%, 10/01/05          --     MIG-1     14,000        14,000,000
--------------------------------------------------------------------
Lenexa (City of) Health
  Care Facilities
  (Lakeview Village
  Inc.); VRD Series 2002
  B RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --        5,400         5,400,000
--------------------------------------------------------------------
Olathe (City of)
  Recreational
  Facilities (YMCA of
  Greater Kansas City
  Project); VRD Series
  2002 B RB (LOC-Bank of
  America, N.A.)
  2.80%, 11/01/18(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wichita (City of)
  Recreational
  Facilities (YMCA of
  Wichita Project); VRD
  Series 1998 XI RB
  (LOC-Bank of America,
  N.A.) (Acquired
  02/15/01; Cost
  $2,900,000)
  2.80%,
  08/01/09(b)(c)(k)       A-1+     --        2,900         2,900,000
====================================================================
                                                          35,080,000
====================================================================

KENTUCKY-0.83%

Ewing (City of) Kentucky
  Area Development
  District Financing
  Trust (Lease
  Acquisition Program);
  VRD Series 2000 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.85%, 06/01/33(b)(c)   A-1+     --        5,660         5,660,000
--------------------------------------------------------------------
Lexington (City of)
  Center Corp.; VRD
  Mortgage Series 2001 A
  RB (INS-Ambac
  Assurance Corp.)
  2.78%, 10/01/21(b)(d)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Newport (City of)
  Kentucky League of
  Cities Funding Trust;
  Lease Program VRD
  Series 2002 RB
  (LOC-U.S. Bank, N.A.)
  2.77%,
  04/01/32(b)(c)(m)        --    VMIG-1    $19,100    $   19,100,000
====================================================================
                                                          27,760,000
====================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust
  (City of New Orleans);
  VRD Series 2000-1801
  COP (Acquired
  10/10/00; Cost
  $6,000,000)
  2.79%,
  12/01/21(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------
Louisiana (State of)
  (University &
  Agriculture &
  Mechanical College
  Board); Refunding
  Auxiliary VRD Series
  2005 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 07/01/34(b)(d)    --    VMIG-1      7,645         7,645,000
--------------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority; Refunding
  Deep Water Port VRD
  Series 2003 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/14(b)(c)   A-1+     --        3,850         3,850,000
--------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (LSU Alumni
  Association Project);
  VRD Series 2001 RB
  (LOC-Regions Bank)
  2.78%, 03/01/16(b)(c)    --    VMIG-1      4,365         4,365,000
====================================================================
                                                          21,860,000
====================================================================

MAINE-0.46%

JPMorgan PUTTERs (State
  of Maine Turnpike
  Authority); VRD
  Turnpike Series 2004
  546 RB (Acquired
  10/28/04; Cost
  $1,795,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,795         1,795,000
--------------------------------------------------------------------
Maine (State of) Housing
  Authority; VRD
  Mortgage Series 2003
  E-1 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 11/15/30(b)(d)   A-1+   VMIG-1      4,400         4,400,000
--------------------------------------------------------------------
Maine (State of);
  Unlimited Tax Series
  2005 BAN
  4.00%, 06/22/06          --     MIG-1      9,100         9,187,861
====================================================================
                                                          15,382,861
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MARYLAND-0.89%

Baltimore (County of)
  (Blue Circle Inc.
  Project); Economic
  Development VRD Series
  1992 RB (LOC-BNP
  Paribas)
  2.88%,
  12/01/17(b)(c)(s)        --    VMIG-1    $ 7,900    $    7,900,000
--------------------------------------------------------------------
Frederick (County of)
  Retirement Community
  (Buckingham's Choice
  Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 01/01/27(b)(c)    A-1   VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Howard (County of)
  Economic Development
  (Norbel School Inc.
  Project); VRD Series
  2001 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 02/01/28(b)(c)    --    VMIG-1      4,785         4,785,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (Prologue Inc.
  Project); Economic
  Development VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.77%, 06/01/31(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (YMCA of Central
  Maryland Inc.
  Project); Economic
  Development VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 04/01/28(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Maryland Health &
  Higher Educational
  Facilities Authority);
  VRD Floating Rate
  Trust Ctfs. Series
  2003-829 RB (Acquired
  06/19/03; Cost
  $3,800,000)
  2.78%,
  08/15/38(b)(k)(l)        --    VMIG-1      3,800         3,800,000
====================================================================
                                                          29,485,000
====================================================================

MASSACHUSETTS-0.30%

Massachusetts (State of)
  Bay Transportation
  Authority (General
  Transportation
  System); Series 1996 A
  RB
  5.63%, 03/01/06(e)(o)    NRR     NRR       3,260         3,330,060
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Development Finance
  Agency (YMCA Greater
  Boston); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Massachusetts)
  2.77%, 11/01/34(b)(c)   A-1+     --      $ 6,500    $    6,500,000
====================================================================
                                                           9,830,060
====================================================================

MICHIGAN-4.25%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Michigan Building
  Authority); Non-AMT
  VRD Series 2003-35 RB
  (Acquired 09/29/05;
  Cost $10,595,000)
  2.77%,
  10/15/11(b)(k)(l)        --    VMIG-1     10,595        10,595,000
--------------------------------------------------------------------
Bruce (Township of)
  Hospital Finance
  Authority (Sisters
  Charity of St.
  Joseph); Health Care
  System VRD Series 1988
  A RB (INS-MBIA
  Insurance Corp.)
  2.65%,
  11/01/05(d)(e)(f)       A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Dearborn (City of)
  Economic Development
  Corp. (Henry Ford
  Village Inc. Project);
  VRD Limited Tax Series
  1998 IDR (LOC-Comerica
  Bank)
  2.82%,
  10/01/23(b)(c)(p)        --      --        8,300         8,300,000
--------------------------------------------------------------------
Detroit (City of), Water
  Supply System;
  Refunding Sr. Lien VRD
  Series 2003 D RB
  (INS-MBIA Insurance
  Corp.)
  2.78%, 07/01/33(b)(d)   A-1+   VMIG-1     31,845        31,845,000
--------------------------------------------------------------------
Eagle Tax-Exempt Trust
  (City of Detroit
  School District); VRD
  Unlimited Tax Series
  2002-6014 A GO
  (Acquired 11/06/02;
  Cost $7,105,000)
  2.79%,
  05/01/32(b)(k)(l)       A-1+     --        7,105         7,105,000
--------------------------------------------------------------------
Kalamazoo (County of)
  Economic Development
  Corp. (Heritage
  Community Project);
  Refunding VRD Limited
  Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.75%, 05/15/17(b)(c)   A-1+     --        6,140         6,140,000
--------------------------------------------------------------------
Kent (County of)
  Hospital Finance
  Authority (Butterworth
  Health System); Health
  Care Series 1996 RB
  5.63%, 01/15/06(e)(o)    AAA     Aaa       5,275         5,424,260
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of)
  Hospital Finance
  Authority
  (Metropolitan Hospital
  Project); Refunding
  VRD Series 2005 B RB
  (LOC-ABN AMRO Bank
  N.V.)
  2.81%,
  07/01/40(b)(c)(s)        A-1     --      $ 2,700    $    2,700,000
--------------------------------------------------------------------
Michigan (State of)
  Higher Educational
  Facilities Authority
  (Hope College);
  Refunding VRD Limited
  Tax Series 2004 GO
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 04/01/34(b)(c)    A-1     --        1,900         1,900,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Genesys
  Health System);
  Refunding Hospital
  Series 1995 A RB
  8.10%, 10/01/05(e)(o)    AAA     Aaa       2,000         2,040,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Holland
  Community Hospital);
  VRD Series 2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 01/01/34(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority (Local
  Government Loan
  Program); Series 2003
  C RB
  4.00%, 05/01/06          AA      Aa2       1,000         1,007,728
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority; Series 2005
  B-2 RN (LOC-JPMorgan
  Chase Bank)
  4.00%, 08/18/06(c)      SP-1+    --       10,000        10,091,669
--------------------------------------------------------------------
Michigan (State of)
  Strategic Fund (Van
  Andel Research
  Institute Project);
  Limited Tax VRD Series
  1997 RB (LOC-LaSalle
  Bank N.A.)
  2.78%, 11/01/27(b)(c)    A-1     --        4,500         4,500,000
--------------------------------------------------------------------
Oakland (County of)
  Economic Development
  Corp. (Rochester
  College Project); VRD
  Limited Obligation
  Series 2001 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%,
  08/01/21(b)(c)(m)        --    VMIG-1      6,700         6,700,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2001 A112 RB
  (Acquired 10/13/01;
  Cost $4,885,000)
  2.77%,
  07/01/32(b)(k)(l)        --    VMIG-1      4,885         4,885,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2003 B41 RB
  (Acquired 07/09/03;
  Cost $8,995,000)
  2.77%,
  07/01/26(b)(k)(l)        --    VMIG-1    $ 8,995    $    8,995,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Water
  Supply System); VRD
  Series 2000 D RB
  (Acquired 01/21/00;
  Cost $10,000,000)
  2.77%,
  07/01/29(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Michigan Hospital
  Finance Authority);
  VRD Series 1997 X RB
  (Acquired 12/12/03;
  Cost $15,000,000)
  2.77%,
  08/15/24(b)(k)(l)        --    VMIG-1     15,000        15,000,000
====================================================================
                                                         141,228,657
====================================================================

MINNESOTA-3.45%

JPMorgan PUTTERs (State
  of Minnesota Public
  Facilities Authority);
  VRD Drinking Water
  Series 2002-319 COP
  (Acquired 07/31/03;
  Cost $13,970,000)
  2.79%,
  03/01/21(b)(k)(l)        A-1     --       13,970        13,970,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (Bethel College); VRD
  Series 2004 Five-V RB
  (LOC-Allied Irish
  Banks plc)
  2.82%,
  06/01/34(b)(c)(s)        --    VMIG-1      2,250         2,250,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (University of St.
  Thomas); VRD Series
  2004 Five-Z RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 10/01/29(b)(c)    --    VMIG-1      9,600         9,600,000
--------------------------------------------------------------------
Rochester (City of)
  Health Care Facilities
  (Mayo Foundation);
  Commercial Paper
  Notes, Adjustable
  Tender
  Series 1988 F
  2.65%, 10/06/05         A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
  Series 2000 A
  2.63%, 11/07/05         A-1+     --       16,000        16,000,000
--------------------------------------------------------------------
  Series 2000 B
  2.65%, 10/06/05         A-1+     --       20,500        20,500,000
--------------------------------------------------------------------
  Series 2001 D
  2.63%, 11/07/05         A-1+   VMIG-1     15,000        15,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of)
  Housing &
  Redevelopment
  Authority (Science
  Museum of Minnesota);
  VRD Series 1997 A RB
  (LOC-U.S. Bank, N.A.)
  2.78%, 05/01/27(b)(c)    --    VMIG-1    $17,560    $   17,560,000
====================================================================
                                                         114,880,000
====================================================================

MISSISSIPPI-0.87%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Mississippi
  Development
  Board-Jackson Water &
  Sewer); Multi-State
  Non-AMT VRD Series
  2002-22 Ctfs.
  (Acquired 09/10/03;
  Cost $9,995,000)
  2.78%,
  09/01/10(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of
  Mississippi); VRD
  Unlimited Tax Series
  2002-6018 A COP
  (Acquired 11/20/02;
  Cost $3,200,000)
  2.79%,
  11/01/22(b)(k)(l)       A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Jackson (City of);
  Refunding Unlimited
  Tax Series 2005 GO
  (INS-Ambac Assurance
  Corp.)
  3.00%, 10/01/05(d)       AAA     Aaa       1,055         1,055,000
--------------------------------------------------------------------
Mississippi (State of)
  Business Finance Corp.
  (St. Andrew Episcopal
  Day Project); VRD
  Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.79%,
  07/01/25(b)(c)(s)        --    VMIG-1      3,800         3,800,000
--------------------------------------------------------------------
Mississippi (State of)
  Development Bank
  Special Obligation
  (Wilkinson County
  Correction Facility);
  VRD Series 2005 B RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 08/01/16(b)(d)   A-1+     --       11,000        11,000,000
====================================================================
                                                          29,050,000
====================================================================

MISSOURI-0.75%

Missouri (State of)
  Development Finance
  Board (Association of
  Municipal Lease
  Financing Program);
  Commercial Paper Notes
  Series 2005 (LOC-U.S.
  Bank, N.A.)
  2.72%, 10/26/05(c)       --      P-1      10,599        10,599,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of)
  Development Finance
  Board (Center of
  Creative Arts
  Project); Cultural
  Facilities VRD Series
  2004 RB (LOC-National
  City Bank)
  2.80%, 07/01/24(b)(c)    --    VMIG-1    $ 2,200    $    2,200,000
--------------------------------------------------------------------
Platte (County of)
  Industrial Development
  Authority (Southern
  Platte County Athletic
  Assoc. Inc.);
  Recreational
  Facilities VRD Series
  2005 A RB (LOC-Bank of
  America, N.A.)
  2.77%, 10/01/25(b)(c)    --    VMIG-1      2,140         2,140,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Friendship
  Village of South
  County);
  VRD Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/21(b)(c)    A-1     --        5,615         5,615,000
--------------------------------------------------------------------
  VRD Series 2002 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/22(b)(c)    A-1     --        2,915         2,915,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Whitfield
  School Inc.);
  Educational Facilities
  Refunding VRD Series
  2004 B IDR (LOC-U.S.
  Bank, N.A.)
  2.80%, 06/15/24(b)(c)   A-1+     --        1,500         1,500,000
====================================================================
                                                          24,969,000
====================================================================

MONTANA-0.33%

Montana (State of)
  Facility Finance
  Authority (Mission
  Ridge Project); VRD
  Series 2002 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%,
  08/01/27(b)(c)(g)(m)     --      --       11,115        11,115,000
====================================================================

NEBRASKA-1.33%

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,995         5,995,000
--------------------------------------------------------------------
  VRD Series 1985 B RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      3,590         3,590,000
--------------------------------------------------------------------
  VRD Series 1985 D RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,865         5,865,000
--------------------------------------------------------------------
  VRD Series 1985 E RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1     28,635        28,635,000
====================================================================
                                                          44,085,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEVADA-0.17%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Washoe); Refunding VRD
  Limited Tax Series
  2001-24 Single Asset
  Trust Ctfs. (Acquired
  06/21/01; Cost
  $5,500,000)
  2.78%,
  07/01/09(b)(k)(l)        --    VMIG-1    $ 5,500    $    5,500,000
====================================================================

NEW HAMPSHIRE-0.39%

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-772 RB
  (Acquired 01/22/03;
  Cost $5,475,000)
  2.79%,
  01/01/17(b)(k)(l)        A-1     --        5,475         5,475,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-866 RB
  (Acquired 10/23/03;
  Cost $7,485,000)
  2.79%,
  08/15/21(b)(k)(l)        A-1     --        7,485         7,485,000
====================================================================
                                                          12,960,000
====================================================================

NEW MEXICO-0.11%

New Mexico (State of)
  Finance Authority
  (University of New
  Mexico Health Sciences
  Center Project); VRD
  Cigarette Tax Series
  2004 B RB (INS-MBIA
  Insurance Corp.)
  2.78%, 04/01/19(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
New Mexico (State of)
  Hospital Equipment
  Loan Council (Dialysis
  Clinic Inc. Project);
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.82%, 07/01/25(b)(c)    --    VMIG-1      2,000         2,000,000
====================================================================
                                                           3,500,000
====================================================================

NEW YORK-2.23%

ABN AMRO Munitops Ctfs.
  Trust (Triborough
  Bridge & Tunnel
  Authority); Non-AMT
  VRD Series 2002-31
  Ctfs. (Acquired
  03/24/04; Cost
  $16,000,000)
  2.76%,
  11/15/10(b)(k)(l)        --    VMIG-1     16,000        16,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEW YORK-(CONTINUED)

New York (City of)
  (Subseries E-3); VRD
  Unlimited Tax Series
  2005 E GO (LOC-Bank of
  America, N.A.)
  2.75%, 08/01/34(b)(c)   A-1+   VMIG-1    $58,200    $   58,200,000
====================================================================
                                                          74,200,000
====================================================================

NORTH CAROLINA-2.40%

Charlotte (City of);
  Commercial Paper
  Series 2005 BAN GO
  2.65%, 01/11/06         A-1+     --        4,700         4,700,000
--------------------------------------------------------------------
  2.70%, 04/04/06         A-1+     --        7,600         7,600,000
--------------------------------------------------------------------
  2.92%, 05/09/06         A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency (Barton
  College); Educational
  Facilities VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 07/01/19(b)(c)    --    VMIG-1      5,325         5,325,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Canterbury School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 08/01/22(b)(c)    --    VMIG-1        580           580,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Capital Area YMCA
  Project); VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.76%,
  05/01/22(b)(c)(g)        --      --       13,500        13,500,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Fayetteville
  University); Student
  Housing Facilities VRD
  Series 2001 RB (LOC-
  Wachovia Bank N.A.)
  2.75%, 11/01/33(b)(c)   A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Greensboro College
  Project); Educational
  Facilities VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  09/01/27(b)(c)(g)        --      --        9,285         9,285,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Guilford College);
  Capital Facilities VRD
  Series 2005 B RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 09/01/35(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State
  of) Medical Care
  Commission (Lutheran
  Services for Aging);
  Health Care Facilities
  VRD Series 1998 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.75%, 03/01/28(b)(c)    A-1   VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Pooled
  Equipment Financing
  Project); Hospital VRD
  Series 1985 ACES RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/25(b)(d)    A-1   VMIG-1      5,200         5,200,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission
  (Southeastern Regional
  Medical Center);
  Hospital VRD Series
  2005 (LOC-Branch
  Banking & Trust Co.)
  2.77%, 06/01/37(b)(c)    --    VMIG-1      3,000         3,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Westcare
  Health System);
  Hospital VRD Series
  2002 A RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 09/01/22(b)(c)    --    VMIG-1      7,855         7,855,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission; Refunding
  First Mortgage Health
  Care Facilities VRD
  Series 2004 C RB
  (LOC-SunTrust Bank)
  2.77%, 11/01/27(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wachovia MERLOTs (North
  Carolina (State of)
  Eastern Municipal
  Power Agency); VRD
  Series 2005 A02 RB
  (Acquired 04/12/05;
  Cost $7,140,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1      7,140         7,140,000
====================================================================
                                                          79,985,000
====================================================================

OHIO-2.84%

Akron, Bath & Copley
  (Townships of) Joint
  Township Hospital
  District (Summa Health
  Systems); Hospital
  Facilities VRD Series
  2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 11/01/34(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OHIO-(CONTINUED)

Cambridge (City of)
  Hospital Facilities
  (Regional Medical
  Center Project);
  Refunding &
  Improvement VRD Series
  2001 RB (LOC-National
  City Bank)
  2.78%, 12/01/21(b)(c)    --    VMIG-1    $10,790    $   10,790,000
--------------------------------------------------------------------
Centerville (City of)
  (Bethany Lutheran
  Village Project);
  Health Care VRD Series
  1994 RB (LOC-National
  City Bank)
  2.79%, 11/01/13(b)(c)    --    VMIG-1      2,905         2,905,000
--------------------------------------------------------------------
Cuyahoga (County of)
  Health Care Facilities
  (Judson Retirement
  Community); Refunding
  VRD Series 2000 RB
  (LOC-National City
  Bank)
  2.77%, 11/15/19(b)(c)    A-1     --        3,735         3,735,000
--------------------------------------------------------------------
Franklin (County of)
  Health Care Facilities
  (First Community
  Village); Refunding &
  Improvement VRD Series
  2005 RB (LOC-Sovereign
  Bank, KBC Bank N.V.)
  2.77%,
  03/01/36(b)(c)(s)       A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Lakewood (City of);
  Limited Tax Series
  2005 BAN GO
  3.50%, 06/15/06          --     MIG-1      4,000         4,020,121
--------------------------------------------------------------------
Lorain (County of) (EMH
  Regional Medical
  Center Project);
  Hospital Facilities
  VRD Series 2001 RB
  (LOC-National City
  Bank)
  2.82%,
  05/01/26(b)(c)(p)        --      --       14,730        14,730,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 1997 B RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/28(b)(d)   A-1+   VMIG-1     19,100        19,100,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 2002 B RB
  (LOC-Fifth Third Bank)
  2.77%, 12/01/27(b)(c)    --    VMIG-1      6,800         6,800,000
--------------------------------------------------------------------
Marion (County of)
  (Pooled Lease
  Program); Hospital
  Improvement VRD Series
  1990 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 08/01/20(b)(c)   A-1+     --        1,245         1,245,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
OHIO-(CONTINUED)

Middleburg Heights (City
  of) (Southwest General
  Health); Hospital
  Improvement VRD Series
  1997 RB (LOC-Fifth
  Third Bank)
  2.77%, 08/15/22(b)(c)   A-1+     --      $ 5,230    $    5,230,000
--------------------------------------------------------------------
Montgomery (County of)
  (St. Vincent DePaul
  Society); Limited
  Obligation VRD Series
  1996 RB (LOC-National
  City Bank)
  2.78%, 12/01/10(b)(c)    A-1     --        1,560         1,560,000
--------------------------------------------------------------------
Solon (City of); Series
  2004 BAN
  2.75%, 12/01/05(p)       --      --        3,000         3,003,322
--------------------------------------------------------------------
Summit (County of) Port
  Authority (Lawrence
  School Project); VRD
  Series 2005 RB
  (LOC-Fifth Third Bank)
  2.68%,
  08/01/30(b)(c)(g)        --      --        8,475         8,475,000
--------------------------------------------------------------------
Upper Arlington (City
  of); Street
  Improvement Limited
  Tax Series 2005 BAN GO
  3.00%, 01/10/06          --     MIG-1      1,802         1,806,063
--------------------------------------------------------------------
Youngstown (City of)
  Local School District;
  Classroom Facilities &
  School Improvement
  Unlimited Tax Series
  2005 GO (INS-Financial
  Security Assurance
  Inc.)
  3.00%, 12/01/05(d)       AAA     Aaa       1,000         1,001,281
====================================================================
                                                          94,400,787
====================================================================

OKLAHOMA-1.67%

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks
  Apartments Projects);
  Refunding Multi-Family
  Housing VRD Series
  2000 RB (CEP-Federal
  National Mortgage
  Association)
  2.77%, 07/15/30(b)(m)   A-1+     --       27,695        27,695,000
--------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (Capitol
  Dome Project); VRD
  Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.85%, 06/01/11(b)(c)   A-1+     --        2,910         2,910,000
--------------------------------------------------------------------
Oklahoma (State of)
  Water Resource Board
  Program; State Loan
  Program
  VRD Series 1995 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        6,690         6,690,000
--------------------------------------------------------------------
  VRD Series 1997 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        5,865         5,865,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of)
  Economic Development
  Authority (Oklahoma
  State University
  Foundation Phase III
  Project); Student
  Housing VRD Series
  2002 RB (INS-Ambac
  Assurance Corp.)
  2.78%, 07/01/32(b)(d)    --    VMIG-1    $10,000    $   10,000,000
--------------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (YMCA of Greater Tulsa
  Project); VRD Series
  1999 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.75%,
  05/01/19(b)(c)(g)        --      --        2,355         2,355,000
====================================================================
                                                          55,515,000
====================================================================

OREGON-0.08%

JPMorgan PUTTERs (City
  of Portland); Sewer
  System VRD Series 2004
  614 RB (Acquired
  12/02/04; Cost
  $1,600,000)
  2.79%,
  10/01/12(b)(k)(l)        --    VMIG-1      1,600         1,600,000
--------------------------------------------------------------------
Portland (City of)
  Housing Authority
  (Riverwood Project);
  Multi-Family Housing
  Series 1995 RB
  6.00%, 01/01/06(e)(o)    AAA     NRR       1,170         1,180,594
====================================================================
                                                           2,780,594
====================================================================

PENNSYLVANIA-5.34%

ABN AMRO Munitops Ctfs.
  Trust (City of Reading
  School District);
  Non-AMT VRD Series
  2003-20 Ctfs.
  (Acquired 03/02/05;
  Cost $4,225,000)
  2.78%,
  07/15/11(b)(g)(k)(l)     --      --        4,225         4,225,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2001-30
  Ctfs. (Acquired
  10/31/02; Cost
  $5,000,000)
  2.77%,
  09/01/09(b)(k)(l)        --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2003-24
  Ctfs. (Acquired
  03/08/04; Cost
  $16,500,000)
  2.77%,
  06/01/11(b)(k)(l)        --    VMIG-1     16,500        16,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 08/01/32(b)(c)    --    VMIG-1    $10,300    $   10,300,000
--------------------------------------------------------------------
Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2005 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 04/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Chartiers Valley
  (Community of)
  Industrial &
  Commercial Development
  Authority (Asbury
  Villas Project); VRD
  Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/30(b)(c)    A-1     --        7,160         7,160,000
--------------------------------------------------------------------
Chester (County of)
  Health & Educational
  Facilities Authority
  (Kendall-Crosslands
  Community Project);
  Retirement Community
  VRD Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  04/01/33(b)(c)(s)       A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Delaware (County of)
  Authority (Riddle
  Village Project);
  Refunding VRD Series
  2005 A RB
  (LOC-Sovereign Bank,
  Lloyds Bank)
  2.75%,
  06/01/36(b)(c)(s)       A-1+     --        8,230         8,230,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/17(b)(c)(s)       A-1+   VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/19(b)(c)(s)       A-1+   VMIG-1      3,400         3,400,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/20(b)(c)(s)       A-1+   VMIG-1      4,750         4,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Delaware Valley
  Regional); VRD Series
  2001-3801 COP
  (Acquired 06/04/01;
  Cost $8,900,000)
  2.78%,
  08/01/28(b)(k)(l)       A-1+     --        8,900         8,900,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Emmaus (City of) General
  Authority
  (Pennsylvania Loan
  Program); VRD Series
  2000 A RB
  (INS-Financial
  Security Assurance
  Corp.)
  2.78%, 03/01/30(b)(d)   A-1+     --      $ 2,450    $    2,450,000
--------------------------------------------------------------------
Franklin (County of)
  Industrial Development
  Authority
  (Chambersburg Hospital
  Obligated Group
  Projects); Health Care
  VRD Series 2000 IDR
  (INS-Ambac Assurance
  Corp.)
  2.85%, 12/01/24(b)(d)   A-1+     --        3,385         3,385,000
--------------------------------------------------------------------
Geisinger Authority
  (Geisinger Health
  System); Commercial
  Paper Notes Series
  2005
  2.47%, 10/05/05         A-1+   VMIG-1     30,000        30,000,000
--------------------------------------------------------------------
Lackawanna (County of);
  Unlimited Tax Series
  2004 B GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 10/15/29(b)(d)   A-1+     --       11,335        11,335,000
--------------------------------------------------------------------
Lehigh (County of)
  Industrial Development
  Authority (Allegheny
  Electric Coop. Inc.);
  Refunding
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  06/01/14(c)(j)(s)       A-1+     --          950           950,000
--------------------------------------------------------------------
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  10/01/14(c)(j)(s)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Luzerne (County of)
  Industrial Development
  Authority (Methodist
  Homes); VRD Series
  2003 IDR
  (LOC-Sovereign Bank,
  Bank of New York)
  2.81%, 02/01/29(b)(c)   A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Montgomery (County of)
  Higher Education &
  Health Authority (Holy
  Redeemer Health
  System); Health Care
  Series 1997 A RB
  (INS-Ambac Assurance
  Corp.)
  5.50%, 10/01/05(d)       AAA     Aaa       2,240         2,240,000
--------------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Peco);
  Refunding VRD Series
  1999 A PCR
  (LOC-Wachovia Bank,
  N.A.)
  2.76%, 10/01/30(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (Washington &
  Jefferson
  Development); VRD
  Series 2005 A RB
  (LOC-Sovereign Bank,
  UniCredito Italiano
  S.p.A.)
  2.79%,
  11/01/36(b)(c)(s)        --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (University
  Properties, Inc.
  Student Housing
  Project); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.77%, 08/01/35(b)(c)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Intergovernmental
  Cooperative Authority
  (Philadelphia
  Funding); Refunding
  Special Tax VRD Series
  2003 RB (INS-Ambac
  Assurance Corp.)
  2.76%, 06/15/22(b)(d)   A-1+   VMIG-1     15,500        15,500,000
--------------------------------------------------------------------
Philadelphia (City of)
  Authority for
  Industrial Development
  (Pennsylvania School
  for the Deaf); VRD
  Series 2002 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.80%, 11/01/32(b)(c)    --    VMIG-1      1,900         1,900,000
--------------------------------------------------------------------
Pottstown (Borough of)
  Authority (The Hill
  School Project);
  Educational Facilities
  VRD Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  08/01/32(b)(c)(s)        --    VMIG-1      1,400         1,400,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Scranton & County
  of Lackawanna Health &
  Welfare Authority);
  VRD Series 2002 A-18
  RB (Acquired 03/22/02;
  Cost $5,075,000)
  2.77%,
  03/01/15(b)(k)(l)        --    VMIG-1      5,075         5,075,000
--------------------------------------------------------------------
Wilkinsburg (City of)
  Joint Water Authority;
  Refunding Water Series
  2002 B RB
  (INS-Financial
  Security Assurance
  Inc.)
  4.25%, 03/15/06(d)       AAA     Aaa       1,065         1,072,954
====================================================================
                                                         177,552,954
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


SOUTH CAROLINA-2.59%

Charleston (County of)
  School District
  Development Corp.;
  Unlimited Tax Series
  2005 TAN GO (CEP-South
  Carolina State
  Department of
  Education)
  3.75%, 04/13/06          --     MIG-1    $17,265    $   17,373,562
--------------------------------------------------------------------
Cherokee (County of)
  (Newark Electronics
  Division); Industrial
  VRD Series 1985 RB
  (LOC-LaSalle Bank
  N.A.)
  2.76%, 12/01/15(b)(c)    A-1     --        6,500         6,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of South
  Carolina Public
  Service Authority);
  VRD Series 2000-4001 A
  COP (Acquired
  09/08/00; Cost
  $10,100,000)
  2.79%,
  01/01/22(b)(k)(l)       A-1+     --       10,100        10,100,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of South
  Carolina
  Transportation
  Infrastructure Bank);
  Floating Rate Trust
  Ctfs. VRD Series
  2002-728 RB (Acquired
  01/13/02; Cost
  $7,185,000)
  2.78%,
  11/15/02(b)(k)(l)        --    VMIG-1      7,185         7,185,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (Morris
  College Project); VRD
  Series 1997 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/30/02; Cost
  $2,100,000)
  2.80%,
  07/01/17(b)(c)(k)       A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (The
  Allen University
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 03/27/01;
  Cost $2,700,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
South Carolina (State
  of) Housing Finance &
  Development Authority
  (Spartanburg-Oxford
  Project); Refunding
  Multi-Family Rental
  Housing VRD 2001 A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 08/01/31(b)      A-1+     --        5,385         5,385,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Children's
  Home Project); VRD
  Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/23(b)(c)    --    VMIG-1    $ 3,365    $    3,365,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Piedmont
  Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  09/01/32(b)(c)(g)        --      --        3,900         3,900,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Catholic Diocese of
  South Carolina
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 07/23/02;
  Cost $2,840,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,840         2,840,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Hammond School
  Project); VRD Series
  2005 RB (LOC-Carolina
  First Bank, Wells
  Fargo Bank, N.A.)
  2.76%, 05/01/35(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Presbyterian Home of
  South Carolina
  Project); VRD Series
  2003 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.81%, 04/01/20(b)(c)   A-1+     --        4,360         4,360,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of South Carolina
  Public Service
  Authority); VRD Series
  2000 L RB (Acquired
  02/25/00; Cost
  $18,090,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1     18,090        18,090,000
====================================================================
                                                          85,998,562
====================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of)
  Health & Educational
  Facilities Authority
  (University of Sioux
  Falls); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 10/01/16(b)(c)   A-1+     --        2,960         2,960,000
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


TENNESSEE-3.32%

Clarksville (City of)
  Public Building
  Authority
  (Murfreesboro); Pooled
  Financing VRD Series
  1996 RB (LOC-SunTrust
  Bank) (Acquired
  06/30/05; Cost
  $2,800,000)
  2.75%,
  07/01/11(b)(c)(k)        --    VMIG-1    $ 2,800    $    2,800,000
--------------------------------------------------------------------
Clarksville (City of)
  Public Building
  Authority (Tennessee
  Municipal Bond Fund);
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  08/09/05; Cost
  $13,823,000)
  2.75%,
  06/01/29(b)(c)(k)(m)     --    VMIG-1     13,823        13,823,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chattanooga);
  VRD Series 2000-4202 A
  COP (Acquired
  10/10/00; Cost
  $14,040,000)
  2.79%,
  10/01/27(b)(k)(l)       A-1+     --       14,040        14,040,000
--------------------------------------------------------------------
Greeneville (City of)
  Industrial Development
  Board (Pet Inc.
  Project); Refunding
  VRD Series 1993 IDR
  (LOC-BNP Paribas)
  2.78%,
  05/01/13(b)(c)(s)        --      Aa2       2,050         2,050,000
--------------------------------------------------------------------
Jackson (City of) Energy
  Authority; Wastewater
  System VRD Series 2002
  RB (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 12/01/22(b)(d)    --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Knox (County of) Health
  Educational & Housing
  Facility Board
  (Volunteer Student
  Housing LLC Project);
  Student Housing VRD
  Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  09/01/34(b)(c)(s)        --    VMIG-1      7,000         7,000,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (City of
  Nashville & County of
  Davidson); Unlimited
  Tax VRD Series
  2003-871 GO (Acquired
  11/17/03; Cost
  $4,995,000)
  2.78%,
  10/15/10(b)(k)(l)        --    VMIG-1      4,995         4,995,000
--------------------------------------------------------------------
Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Health &
  Educational Facilities
  Board (Adventist
  Health System); VRD
  Series 1997 A RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/27(b)(c)   A-1+   VMIG-1      2,325         2,325,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Industrial
  Development Board
  (YMCA Projects); VRD
  Series 1998 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/11/05; Cost
  $5,935,000)
  2.75%,
  12/01/18(b)(c)(g)(k)     --      --      $ 5,935    $    5,935,000
--------------------------------------------------------------------
Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement); VRD
  Series 1995 A RB
  (INS-Ambac Assurance
  Corp.)
  2.77%,
  06/01/15(b)(d)(m)        --    VMIG-1      4,870         4,870,000
--------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  (INS-Ambac Assurance
  Corp.)
  2.77%, 06/01/06(b)(d)    --    VMIG-1        615           615,000
--------------------------------------------------------------------
  VRD Series 1997 I A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/22(b)(d)    --    VMIG-1      5,900         5,900,000
--------------------------------------------------------------------
  VRD Series 1997 II E-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/21(b)(d)    --    VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
  VRD Series 1997 II E-3
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/10(b)(d)    --    VMIG-1      1,285         1,285,000
--------------------------------------------------------------------
  VRD Series 1997 II E-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
  VRD Series 1997 II F-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,035         1,035,000
--------------------------------------------------------------------
  VRD Series 1997 II F-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/27(b)(d)    --    VMIG-1      2,210         2,210,000
--------------------------------------------------------------------
  VRD Series 1999 II A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/24(b)(d)    --    VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
  VRD Series 1999 II B-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/25(b)(d)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-1
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/35(d)(h)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-3
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/30(d)(h)    --    VMIG-1      5,850         5,850,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement);
  VRD Series 2005 V1 F-4
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/14(d)(h)    --    VMIG-1    $ 2,500    $    2,500,000
--------------------------------------------------------------------
Shelby (County of)
  Health, Educational &
  Housing Facilities
  Board (Memphis College
  Art Project); VRD
  Series 2003 RB
  (LOC-Regions Bank)
  2.79%, 08/01/23(b)(c)    --    VMIG-1      3,985         3,985,000
--------------------------------------------------------------------
Williamson (County of)
  Industrial Development
  Board (Currey Ingram
  Academy); Educational
  Facilities VRD Series
  2003 RB (LOC-SunTrust
  Bank)
  2.83%, 04/01/23(b)(c)    --    VMIG-1      2,400         2,400,000
====================================================================
                                                         110,468,000
====================================================================

TEXAS-10.78%

ABN AMRO Munitops Ctfs.
  Trust (City of Leander
  Independent School
  District); Unlimited
  Multi-State Non-AMT
  VRD Series 2002-16
  Ctfs. (Acquired
  08/20/03; Cost
  $5,395,000)
  2.78%,
  08/15/10(b)(k)(l)        --    VMIG-1      5,395         5,395,000
--------------------------------------------------------------------
Aldine (City of)
  Independent School
  District; Unlimited
  Tax School Building
  VRD Series 2003 GO
  (CEP-Texas Permanent
  School Fund)
  2.75%, 06/15/06(e)(q)   A-1+   VMIG-1      3,750         3,750,000
--------------------------------------------------------------------
Amarillo (City of)
  Health Facilities
  Corp. (Panhandle
  Pooled Health Care
  Loan Program); ACES
  VRD Series 1985 RB
  (LOC-BNP Paribas)
  2.85%,
  05/31/25(b)(c)(m)(s)     --    VMIG-1      6,633         6,633,000
--------------------------------------------------------------------
Austin (County of)
  Industrial Development
  Corp. (Justin
  Industries Inc.
  Project); VRD Series
  1984 IDR (LOC-JPMorgan
  Chase Bank)
  2.75%, 12/01/14(b)(c)    --      P-1       1,400         1,400,000
--------------------------------------------------------------------
Crawford (City of)
  Education Facilities
  Corp. (Prince Peace
  Christian School); VRD
  Series 2005 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.75%, 05/01/30(b)(c)   A-1+     --        5,825         5,825,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Crawford (City of)
  Education Facilities
  Corp. Package
  (University Parking
  System Project);
  Refunding VRD Series
  2004 A RB (LOC-BNP
  Paribas)
  2.84%,
  05/01/35(b)(c)(s)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston
  Airport); VRD Series
  2000-4307 COP
  (Acquired 11/15/00;
  Cost $15,750,000)
  2.79%,
  07/01/28(b)(k)(l)       A-1+     --       15,750        15,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  1997-4305 A COP
  (Acquired 04/27/99;
  Cost $14,005,000)
  2.79%,
  12/01/27(b)(k)(l)       A-1+     --       14,005        14,005,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  2002-6019 A COP
  (Acquired 11/13/02;
  Cost $8,910,000)
  2.79%,
  12/01/30(b)(k)(l)       A-1+     --        8,910         8,910,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2001-4305 COP
  (Acquired 05/08/01;
  Cost $7,390,000)
  2.79%,
  08/01/14(b)(k)(l)       A-1+     --        7,390         7,390,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2002-6012 A COP
  (Acquired 11/20/02;
  Cost $1,580,000)
  2.79%,
  08/15/30(b)(k)(l)       A-1+     --        1,580         1,580,000
--------------------------------------------------------------------
Grand Prairie (City of)
  Housing Finance Corp.
  (Lincoln Property
  Co.); Refunding
  Multi-Family Housing
  VRD Series 1993 RB
  (CEP-General Electric
  Corp.)
  2.83%, 06/01/10(b)      A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp. (St.
  Luke's Episcopal);
  Refunding VRD Series
  2005 A RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 02/15/32(b)(d)   A-1+   VMIG-1     13,000        13,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of)
  Health Facilities
  Development Corp.
  (Texas Children's
  Hospital Project);
  Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(r)       AAA     Aaa     $ 1,250    $    1,250,000
--------------------------------------------------------------------
Harris (County of)
  Hospital District;
  Sub. Lien Commercial
  Paper Series 2005 A RN
  (LOC-Bank of America,
  N.A.)
  2.45%, 10/17/05(c)      A-1+     --       11,251        11,251,000
--------------------------------------------------------------------
Harris (County of)
  Houston Texas Sports
  Authority (Rodeo); Jr.
  Lein VRD Series 2001 C
  RB (INS-MBIA Insurance
  Corp.)
  2.83%, 11/15/30(b)(d)   A-1+   VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
Harris (County of)
  Industrial Development
  Corp. (Baytank Houston
  Inc. Project);
  Refunding VRD Series
  1998 RB (LOC-Royal
  Bank of Canada)
  2.76%,
  02/01/20(b)(c)(s)       A-1+     --        1,600         1,600,000
--------------------------------------------------------------------
Hays (County of)
  Memorial Health
  Facilities Development
  Corp. (Central Texas
  Medical Center
  Project); Hospital VRD
  Series 1990 B RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/14(b)(c)   A-1+     --       10,200        10,200,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  2.70%,
  11/01/05(e)(f)(s)       A-1+     P-1      10,640        10,640,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO
  Project-Standard Oil
  Co.); VRD Series 1983
  PCR
  2.80%,
  03/01/06(e)(f)(s)       A-1+     --       12,775        12,775,000
--------------------------------------------------------------------
Houston (City of);
  Commercial Paper Notes
  Series 2005 D GO
  2.62%, 10/18/05          A-1     P-1       7,000         7,000,000
--------------------------------------------------------------------
  Series 2005 D GO
  2.65%, 11/15/05          A-1     P-1      17,000        17,000,000
--------------------------------------------------------------------
Houston (City of) Health
  Facilities Development
  Corp. (Buckingham
  Senior Living
  Project); Retirement
  Facility VRD Series
  2004 C RB (LOC-LaSalle
  Bank N.A.)
  2.76%,
  02/15/34(b)(c)(g)        --      --        1,100         1,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher
  Education Finance
  Corp. (Houston Baptist
  University); Higher
  Education Refunding
  VRD Series 2000 RB
  (LOC-JPMorgan Chase
  Bank)
  2.83%,
  07/01/20(b)(c)(g)        --      --      $ 3,565    $    3,565,000
--------------------------------------------------------------------
Houston (City of) Higher
  Education Finance
  Corp. (Tierwester
  Oaks); Housing VRD
  Series 2003 A RB
  (LOC-Bank of New York)
  2.67%, 03/01/33(c)(j)    --    VMIG-1     11,085        11,085,000
--------------------------------------------------------------------
Hunt (County of) Health
  Facilities Development
  Corp. (Universal
  Health Services
  Greenville); VRD
  Series 1985 IDR
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 10/01/15(b)(c)   A-1+     --        3,100         3,100,000
--------------------------------------------------------------------
JPMorgan PUTTERs (County
  of Bexar); Limited Tax
  VRD Series 2004 530 GO
  (Acquired 10/28/04;
  Cost $4,635,000)
  2.75%,
  06/15/12(b)(k)(l)        --    VMIG-1      4,635         4,635,000
--------------------------------------------------------------------
Kendleton (City of)
  Higher Education
  Finance Corp. (Dallas
  Theological Project);
  VRD Limited Tax
  Obligation Series 2003
  A RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 07/01/33(b)(c)   A-1+     --        1,300         1,300,000
--------------------------------------------------------------------
Lamar (County of)
  Consolidated
  Independent School
  District; Unlimited
  Tax Series 1999 GO
  (CEP-Texas Permanent
  School Fund)
  6.50%, 02/15/06          AAA     Aaa       1,240         1,257,678
--------------------------------------------------------------------
Lancaster (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series
  2002 GO (CEP-Texas
  Permanent
  School Fund)
  4.00%, 02/15/06          --      Aaa       1,005         1,010,251
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (City of Brazosport
  Independent School
  District); Refunding
  Unlimited Tax VRD
  Series 2003 PT-1690 GO
  (Acquired 02/20/03;
  Cost $4,868,000)
  2.79%,
  08/15/10(b)(k)(l)        --    VMIG-1      4,868         4,868,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Merrill Lynch P-Floats
  (County of Lamar
  Independent School
  District); Unlimited
  Tax VRD Series 2005
  PT-2860 GO (Acquired
  09/09/05; Cost
  $9,775,000)
  2.79%,
  02/15/25(b)(k)(l)        A-1     --      $ 9,775    $    9,775,000
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (Harris County
  Hospital District);
  VRD Series 2002 PT-665
  RB (Acquired 10/02/02;
  Cost $5,935,000)
  2.79%,
  08/15/08(b)(k)(l)        A-1     --        5,935         5,935,000
--------------------------------------------------------------------
Mesquite (City of)
  Health Facilities
  Development Corp.;
  Retirement Facility
  VRD Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/15/30(b)(c)    A-1     --        7,630         7,630,000
--------------------------------------------------------------------
Metropolitan Higher
  Education Authority
  (University of Dallas
  Project); Higher
  Education VRD Series
  1999 RB (LOC-JPMorgan
  Chase Bank)
  2.80%,
  05/01/19(b)(c)(g)        --      --        6,170         6,170,000
--------------------------------------------------------------------
Nueces (County of)
  Health Facilities
  Development Corp.
  (Driscoll Children's
  Foundation); Floating
  Rate Series 1985 RB
  (LOC-JPMorgan Chase
  Bank)
  2.82%, 07/01/15(b)(c)    --    VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Polly Ryon Hospital
  Authority (Polly Ryon
  Memorial Hospital);
  Hospital VRD Series
  2001 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/01/26(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Red River Authority
  (Southwestern Public
  Services); Refunding
  VRD Series 1996 PCR
  (INS-Ambac Assurance
  Corp.)
  2.78%, 07/01/16(b)(d)   A-1+   VMIG-1      3,350         3,350,000
--------------------------------------------------------------------
San Gabriel Health
  Facilities Development
  Corp. (YMCA of Greater
  Williamson County
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 04/01/26(b)(c)    --    VMIG-1      1,100         1,100,000
--------------------------------------------------------------------
Sherman (City of) Higher
  Education Finance
  Corp. (Austin College
  Project); Higher
  Education VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  01/01/18(b)(c)(m)       A-1+     --       12,188        12,188,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of);
  Unlimited Tax Series
  2005 TRAN GO
  4.50%, 08/31/06         SP-1+   MIG-1    $39,000    $   39,516,269
--------------------------------------------------------------------
Travis (County of);
  Limited Tax Series
  2005 Ctfs. GO
  2.75%, 03/01/06          AAA     Aaa       1,225         1,225,970
--------------------------------------------------------------------
University of Texas
  Board of Regents
  (Revenue Financing
  System); Commercial
  Paper Notes Series
  2005 A
  2.55%, 10/13/05          A-1     P-1      23,378        23,378,000
--------------------------------------------------------------------
  2.62%, 10/17/05          A-1     P-1       5,000         5,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Austin); VRD Series
  2000 A26 RB (Acquired
  11/09/04; Cost
  $9,230,000)
  2.11%,
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      9,230         9,230,000
--------------------------------------------------------------------
Wachovia MERLOTs (Harris
  County Toll Road); VRD
  Series 2003 B16 RB
  (Acquired 02/19/03;
  Cost $16,010,000)
  2.77%,
  08/15/25(b)(k)(l)        --    VMIG-1     16,010        16,010,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Jefferson County
  Health Facilities
  Development Corp.);
  VRD Series 2001 A83 RB
  (Acquired 11/18/03;
  Cost $3,565,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        3,565         3,565,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Southeast Texas
  Housing Finance
  Corp.); VRD Series
  2001 A18 RB (Acquired
  11/18/03; Cost
  $2,845,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        2,845         2,845,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of Texas);
  Refunding VRD Series
  2003 B14 RB (Acquired
  01/29/03; Cost
  $7,990,000)
  2.77%,
  08/15/22(b)(k)(l)        --    VMIG-1      7,990         7,990,000
====================================================================
                                                         358,483,168
====================================================================

UTAH-1.14%

Duchesne (County of)
  School District (Utah
  Municipal Building
  Authority); Lease VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 06/01/21(b)(c)   A-1+     --          900           900,000
--------------------------------------------------------------------
Eagle Mountain (City
  of); Gas & Electric
  VRD Series 2001 RB
  (LOC-BNP Paribas)
  2.74%,
  12/01/25(b)(c)(s)        --    VMIG-1      6,170         6,170,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

UTAH-(CONTINUED)

Merrill Lynch P-Floats
  (City of Murray
  Hospital); VRD Series
  2002 PA-1066 RB
  (Acquired 10/02/02;
  Cost $5,995,000)
  2.79%,
  05/15/22(b)(k)(l)        A-1     --      $ 5,995    $    5,995,000
--------------------------------------------------------------------
Salt Lake (County of)
  Housing Authority
  (Crossroads Apartments
  Project); Refunding
  Multi-Family VRD
  Series 2003 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 02/15/31(b)      A-1+     --        4,435         4,435,000
--------------------------------------------------------------------
Sanpete (County of)
  School Facility
  (Wasatch Academy); VRD
  Series 2003 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 08/01/28(b)(c)   A-1+     --          800           800,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Intermountain Power
  Agency); Power Supply
  VRD Series 2002 A59 RB
  (Acquired 10/23/02;
  Cost $6,880,000)
  2.77%,
  07/01/10(b)(k)(l)        --    VMIG-1      6,880         6,880,000
--------------------------------------------------------------------
Wasatch (County of)
  Jordanelle Special
  Service District
  (Tuhaye Project);
  Special Assignment VRD
  Series 2005 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 09/01/25(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
West Jordan (City of)
  (Broadmoor Village
  Apartments LLC
  Project); Refunding
  Multi-Family Housing
  VRD Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 12/01/34(b)      A-1+     --        9,675         9,675,000
====================================================================
                                                          37,855,000
====================================================================

VERMONT-0.13%

Vermont (State of)
  Industrial Development
  Authority (Central
  Vermont Public Service
  Corp.); Hydroelectric
  VRD Series 1984 IDR
  (LOC-Citizens Bank of
  Massachusetts)
  2.65%, 12/01/13(c)(j)   A-1+     --        1,755         1,755,000
--------------------------------------------------------------------
Vermont (State of)
  Student Assistance
  Corp.; Student Loan
  VRD Series 1985 RB
  (LOC-State Street Bank
  & Trust Co.)
  2.60%, 01/01/08(c)(j)    --    VMIG-1      2,640         2,640,000
====================================================================
                                                           4,395,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

VIRGINIA-0.35%

Rockingham (County of)
  Industrial Development
  Authority (Sunnyside
  Presbyterian Home);
  Residential Care
  Facility VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 12/01/33(b)(c)    A-1     --      $   750    $      750,000
--------------------------------------------------------------------
Staunton (City of);
  Commercial Paper
  Series 2005 A Notes
  (LOC-Bank of America,
  N.A.) 2.65%,
  10/21/05(c)              --    VMIG-1      7,850         7,850,000
--------------------------------------------------------------------
Winchester (City of)
  Industrial Development
  Authority
  (Westminster-Cantenbury);
  Residential Care
  Facility VRD Series
  2005 B IDR (LOC-Branch
  Banking & Trust Co.)
  2.77%, 01/01/35(b)(c)    --    VMIG-1      3,000         3,000,000
====================================================================
                                                          11,600,000
====================================================================

WASHINGTON-6.45%

ABN AMRO Munitops Ctfs.
  Trust (City of Seattle
  Municipal Light &
  Power); Multi-State
  Non-AMT VRD Series
  2002-12 Ctfs.
  (Acquired 05/25/04;
  Cost $9,755,000)
  2.78%,
  03/01/09(b)(k)(l)        --    VMIG-1      9,755         9,755,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (City of
  Seattle); Multi-State
  Non-AMT VRD Limited
  Tax Series 2003-7 GO
  Ctfs. (Acquired
  05/13/03; Cost
  $10,685,000)
  2.78%,
  07/01/10(b)(g)(k)(l)     --      --       10,685        10,685,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (County of
  Skagit Public Hospital
  District No. 1);
  Multi-State Non-AMT
  VRD Series 2004-37
  Ctfs. (Acquired
  04/08/05; Cost
  $5,235,000)
  2.78%,
  12/01/12(b)(k)(l)        --    VMIG-1      5,235         5,235,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (King County);
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01;
  Cost $10,000,000)
  2.78%,
  07/01/06(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Bremerton (City of)
  (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/28(b)(c)(g)        --      --        2,565         2,565,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust
  (State of Washington
  Public Power Supply
  Systems Project No.
  2); VRD Series
  1996-4703 A COP
  (Acquired 05/02/01;
  Cost $5,870,000)
  2.79%,
  07/01/11(b)(k)(l)       A-1+     --      $ 5,870    $    5,870,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Washington);
  VRD Series 1998-4701 A
  COP (Acquired
  07/20/00; Cost
  $14,400,000)
  2.79%,
  05/01/18(b)(k)(l)       A-1+     --       14,400        14,400,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper Notes
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     --       34,700        34,700,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper TRAN
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     P-1      16,800        16,800,000
--------------------------------------------------------------------
Everett (City of);
  Limited Tax VRD Series
  2001 GO (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/21(b)(c)(g)        --      --        2,600         2,600,000
--------------------------------------------------------------------
Issaquah (City of)
  Community Properties;
  VRD Special Revenue
  Series 2001 A RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/15/21(b)(c)    --    VMIG-1     10,150        10,150,000
--------------------------------------------------------------------
JPMorgan PUTTERs (State
  of Washington);
  Unlimited Tax VRD
  Series 2004 593 GO
  (Acquired 11/18/04;
  Cost $1,500,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
King (County of)
  Economic Enterprise
  Corp. (Puget Sound
  Blood Center Project);
  VRD Series 1998 RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 04/01/23(b)(c)    --    VMIG-1      3,700         3,700,000
--------------------------------------------------------------------
Lake Tapps Parkway
  Properties; Special
  Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank, N.A.)
  2.79%,
  12/01/19(b)(c)(m)        --    VMIG-1     11,800        11,800,000
--------------------------------------------------------------------
  VRD Series 1999 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 12/01/19(b)(c)    --    VMIG-1        800           800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Port of
  Seattle); VRD Series
  2002-739D RB (Acquired
  07/21/04; Cost
  $5,000,000)
  2.78%,
  09/01/20(b)(k)(l)        A-1     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Pierce (County of)
  Economic Development
  Corp. (Weyerhaeuser
  Real Estate); Special
  Revenue VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.79%, 01/01/27(b)(c)   A-1+   VMIG-1     12,705        12,705,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Bayview Manor
  Project); Low Income
  Housing Assistance VRD
  Series 1994 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 05/01/19(b)(c)   A-1+     --        2,225         2,225,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Pioneer Human
  Services Project);
  Refunding VRD Series
  1995 RB (LOC-U.S.
  Bank, N.A.)
  2.78%, 12/01/15(b)(c)   A-1+     --        2,295         2,295,000
--------------------------------------------------------------------
Seattle (Port of)
  Industrial Development
  Corp. (Sysco Food
  Services of Seattle,
  Inc. Project);
  Refunding VRD Series
  1994 IDR
  2.83%, 11/01/25(b)(m)   A-1+   VMIG-1      4,891         4,891,000
--------------------------------------------------------------------
Snohomish (County of)
  Housing Authority
  (Ebey Arms Centerhouse
  Project); Refunding
  Housing VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/34(b)(c)(g)        --      --        6,245         6,245,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Puget Sound
  Regional Transit
  Authority); Sales Tax
  & Motor VRD Series
  2001 A46 RB (Acquired
  11/12/03; Cost
  $6,265,000)
  2.11%
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      6,265         6,265,000
--------------------------------------------------------------------
Washington (State of)
  Economic Development
  Finance Authority
  (Seadrunar Recycling
  LLC Project); Economic
  Development VRD Series
  2000 E RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 08/01/25(b)(c)   A-1+     --        2,545         2,545,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of)
  Higher Education
  Facilities Authority
  (Cornish College Arts
  Project); VRD Series
  2003 A RB (LOC-Bank of
  America, N.A.)
  2.79%, 12/01/33(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Antioch
  University Project);
  Non-Profit Refunding
  VRD Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  3.00%,
  01/02/06(c)(e)(q)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Judson
  Park Project);
  Non-Profit Housing
  Refunding VRD Series
  2004 A RB (LOC-U.S.
  Bank, N.A.)
  2.75%,
  01/01/29(b)(c)(g)        --      --        9,970         9,970,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Nikkei
  Concerns Project);
  Non-Profit Housing VRD
  Series 1994 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/19(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (The
  Evergreen School
  Project); Non-Profit
  VRD Series 2002 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 07/01/28(b)(c)   A-1+     --        2,620         2,620,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (University
  Preparatory Academy
  Project); Non-Profit
  VRD Series 2000 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 07/01/30(b)(c)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (YMCA of
  Columbia-Willamette);
  Non-Profit Revenue VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.81%, 08/01/24(b)(c)   A-1+     --        2,200         2,200,000
====================================================================
                                                         214,651,000
====================================================================

WEST VIRGINIA-1.38%

West Virginia (State of)
  Hospital Finance
  Authority (Pallottine
  Health Services, Inc.
  Project); Refunding
  VRD Series 2003 A-1 RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 10/01/33(b)(c)    --    VMIG-1     45,945        45,945,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-3.45%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Central Brown Water
  Authority); Non-AMT
  VRD Series 2005-25
  Ctfs. RB (Acquired
  08/01/05; Cost
  $17,370,000)
  2.78%,
  12/01/13(b)(g)(k)(l)     --      --      $17,370    $   17,370,000
--------------------------------------------------------------------
West Allis (City of)
  (State Fair Park
  Exposition Center
  Inc.); VRD Series 2001
  RB (LOC-U.S. Bank,
  N.A.)
  2.80%, 08/01/28(b)(c)    --    VMIG-1      2,300         2,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Beaver Dam Community
  Hospitals Inc.); VRD
  Series 2004 B RB
  (LOC-U.S. Bank, N.A.)
  2.75%, 08/15/34(b)(c)   A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Eastcastle Place
  Inc.); VRD Series 2004
  C RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/34(b)(c)    A-1     --        7,000         7,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Felician Health Care
  Inc.); VRD Series 1994
  RB (LOC-JPMorgan Chase
  Bank)
  2.73%, 01/01/19(b)(c)   A-1+   VMIG-1      1,300         1,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Grace Lutheran
  Foundation Project);
  VRD Series 1999 RB
  (LOC-U.S. Bank, N.A.)
  (Acquired 09/12/05;
  Cost $1,555,000)
  2.77%,
  07/01/14(b)(c)(k)       A-1+     --        1,555         1,555,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mequon Jewish
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.80%, 07/01/28(b)(c)    --    VMIG-1      2,150         2,150,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  Pooled Loan VRD Series
  2003 I RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 06/01/23(b)(c)    --    VMIG-1      9,115         9,115,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  VRD Series 2003 C RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/15/23(b)(c)    --    VMIG-1    $ 6,900    $    6,900,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sinai Samaritan
  Medical Center Inc.);
  VRD Series 1994 A RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 09/01/19(b)(c)    A-1     --        5,350         5,350,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. John's Home);
  Pooled Loan VRD Series
  2003 J RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 07/01/23(b)(c)    --    VMIG-1      4,085         4,085,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Luke's Medical
  Center); VRD Series
  1987 RB (LOC-KBC Bank
  N.V.) (Acquired
  05/02/05; Cost
  $28,600,000)
  2.78%,
  12/01/17(b)(c)(k)(s)     A-1     --       28,600        28,600,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Mary's School);
  VRD Series 2004 RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/01/19(b)(c)    A-1     --        1,830         1,830,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Wheaton Franciscan
  Services); VRD Series
  2003 B RB (LOC-U.S.
  Bank, N.A.)
  2.75%, 08/15/33(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  School Districts Cash
  Flow Management
  Program; Series 2004
  B-1 COP
  3.50%, 11/01/05          --     MIG-1     15,000        15,015,757
====================================================================
                                                         114,570,757
====================================================================
TOTAL INVESTMENTS-99.33%
  (Cost
  $3,303,115,357)(t)(u)                                3,303,115,357
====================================================================
OTHER ASSETS LESS
  LIABILITIES-0.67%                                       22,402,040
====================================================================
NET ASSETS-100.00%                                    $3,325,517,397
____________________________________________________________________
====================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GAN      - Grant Anticipation Notes
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2005.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined intermittent intervals. Rate shown is the rate in effect on September 30, 2005.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $904,786,000, which represented 27.21% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(l) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities, at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $47,900,000 which represented 1.44% of the Fund's Net Assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2005.
(r) Secured by an escrow fund of U.S. Treasury obligations.
(s) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(t) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

    ENTITIES                                  PERCENTAGE
    --------                                  ----------
    Bank of America, N.A.                          11.74
    ----------------------------------------------------
    MBIA Insurance Corp.                           10.41
    ----------------------------------------------------
    Ambac Assurance Corp.                           8.27
    ----------------------------------------------------
    Financial Guaranty Insurance Co.                7.83
    ----------------------------------------------------
    Financial Security Assurance Inc.               7.27
    ----------------------------------------------------
    JPMorgan Chase Bank                             5.50
    ----------------------------------------------------
    Other Entities Less than 5%                    48.98
    ----------------------------------------------------

(u) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005
(Unaudited)

ASSETS:

Investments, at value (cost $3,303,115,357)   $3,303,115,357
------------------------------------------------------------
Cash                                              19,559,753
------------------------------------------------------------
Receivables for:
  Investments sold                                31,469,750
------------------------------------------------------------
  Interest                                        14,372,611
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               124,571
------------------------------------------------------------
Other assets                                         391,896
============================================================
  Total assets                                 3,369,033,938
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           36,453,534
------------------------------------------------------------
  Dividends                                        6,458,020
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 266,895
------------------------------------------------------------
Accrued distribution fees                            185,529
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            11,688
------------------------------------------------------------
Accrued transfer agent fees                           47,420
------------------------------------------------------------
Accrued operating expenses                            93,455
============================================================
    Total liabilities                             43,516,541
============================================================
Net assets applicable to shares outstanding   $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,325,571,149
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (53,752)
============================================================
                                              $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,032,584,812
____________________________________________________________
============================================================
Private Investment Class                      $  237,198,044
____________________________________________________________
============================================================
Personal Investment Class                     $   22,060,091
____________________________________________________________
============================================================
Cash Management Class                         $  576,433,214
____________________________________________________________
============================================================
Reserve Class                                 $   56,503,137
____________________________________________________________
============================================================
Resource Class                                $  360,738,338
____________________________________________________________
============================================================
Corporate Class                               $   39,999,761
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,032,557,929
____________________________________________________________
============================================================
Private Investment Class                         237,187,523
____________________________________________________________
============================================================
Personal Investment Class                         22,057,280
____________________________________________________________
============================================================
Cash Management Class                            576,441,853
____________________________________________________________
============================================================
Reserve Class                                     56,501,337
____________________________________________________________
============================================================
Resource Class                                   360,741,734
____________________________________________________________
============================================================
Corporate Class                                   40,000,000
____________________________________________________________
============================================================
  Net asset value, and offering and
    redemption price per share for each
    class                                     $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $42,305,322
=========================================================================

EXPENSES:

Advisory fees                                                   3,576,382
-------------------------------------------------------------------------
Administrative services fees                                      303,081
-------------------------------------------------------------------------
Custodian fees                                                     73,459
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        580,920
-------------------------------------------------------------------------
  Personal Investment Class                                        72,084
-------------------------------------------------------------------------
  Cash Management Class                                           307,216
-------------------------------------------------------------------------
  Reserve Class                                                    77,930
-------------------------------------------------------------------------
  Resource Class                                                  362,510
-------------------------------------------------------------------------
  Corporate Class                                                     756
-------------------------------------------------------------------------
Transfer agent fees                                               294,204
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          61,948
-------------------------------------------------------------------------
Other                                                             373,586
=========================================================================
    Total expenses                                              6,084,076
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,322,847)
=========================================================================
    Net expenses                                                4,761,229
=========================================================================
Net investment income                                          37,544,093
=========================================================================
Net realized gain from investment securities                        8,154
=========================================================================
Net increase in net assets resulting from operations          $37,552,247
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2005 and the year ended March 31, 2005 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2005              2005
==============================================================================================
OPERATIONS:

  Net investment income                                       $  37,544,093     $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 8,154            (60,974)
==============================================================================================
    Net increase in net assets resulting from operations         37,552,247         36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (24,508,875)       (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,307,622)        (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (164,871)           (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (6,641,809)        (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (110,191)           (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (3,752,146)        (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (58,579)                --
==============================================================================================
  Decrease in net assets resulting from distributions           (37,544,093)       (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (84,482,381)       163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                       40,581,356         46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      11,183,025            483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                        (148,687,730)       (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                  47,194,948         (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                 71,118,200         (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                40,000,000                 --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (23,092,582)       152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (23,084,428)       152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                           3,348,601,825      3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,325,517,397    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the six months ended September 30, 2005, AIM waived fees of $868,847.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended September 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $242.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2005, AIM was paid $303,081.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2005, AISI retained $266,125.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $290,460, $52,862, $245,773, $67,799, $290,008 and $756,
respectively, after FMC waived Plan fees of $290,460, $19,222, $61,443, $10,131, $72,502 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2005, the Fund engaged in securities purchases of $14,773,207 and sales of $194,014,926.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2005, the Fund paid legal fees of $6,053 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund did not borrow or lend under the facility during the six months ended September 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              SEPTEMBER 30, 2005(a)                     MARCH 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,037,160,746    $ 12,037,160,746     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 293,700,000         293,700,000        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 23,929,524          23,929,524         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,076,805,627       4,076,805,627      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            106,165,752         106,165,752        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,185,563,343       1,185,563,343      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        40,000,000          40,000,000                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       14,760,166          14,760,166         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,724,686           1,724,686          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     71,579              71,579              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,260,422           5,260,422          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 54,231              54,231             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,314,654           3,314,654          2,383,423           2,383,423
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,136,403,293)    (12,136,403,293)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (254,843,330)       (254,843,330)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (12,818,078)        (12,818,078)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,230,753,779)     (4,230,753,779)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (59,025,035)        (59,025,035)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,117,759,797)     (1,117,759,797)    (1,788,092,794)     (1,788,092,794)
=================================================================================================================================
                                                           (23,092,582)   $    (23,092,582)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 58% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       RESERVE CLASS
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                              2005             2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.01            0.004      0.001      0.004       0.01       0.03
=================================================================================================================================
Less distributions from net investment income                  (0.01)          (0.004)    (0.001)    (0.004)     (0.01)     (0.03)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Net asset value, end of period                               $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 0.69%            0.38%      0.08%      0.39%      1.35%      3.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $56,503          $ 9,308    $14,030    $12,653    $18,200    $15,871
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.09%(b)         1.07%      0.98%      1.05%      1.02%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.27%(b)         1.27%      1.27%      1.27%      1.28%      1.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets            1.36%(b)         0.39%      0.07%      0.37%      1.21%      3.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $15,543,480.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

    E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec.. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Gerald J. Lewis                   Russell C. Burk                               AIM Investment Services, Inc.
Prema Mathai-Davis                Senior Vice President and Senior Officer      P.O. Box 4739
Lewis F. Pennock                                                                Houston, TX 77210-4739
Ruth H. Quigley                   Kevin M. Carome
Larry Soll                        Senior Vice President, Secretary and Chief    CUSTODIAN
Raymond Stickel, Jr.              Legal Officer                                 The Bank of New York
Mark H. Williamson                                                              2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer               COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


                                                                                                [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com               TFIT-SAR-7               Fund Management Company                    --Registered Trademark--

                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                                  Resource Class
                                               TAX-FREE INVESTMENTS TRUST (TFIT)

                                          Semiannual Report o September 30, 2005


 SEMI                           [COVER IMAGE]
ANNUAL

                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--

  [1980-2005 25TH                            [AIM INVESTMENTS LOGO APPEARS HERE]
CASH MANAGEMENT LOGO]                             --Registered Trademark--

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR SHAREHOLDER:

                    This is the semiannual report on the performance of the
                    Resource Class of the Tax-Free Cash Reserve Portfolio of
                    Tax-Free Investments Trust, a money market fund investing in
      [GRAHAM       short-term municipal bonds of the highest credit ratings.
       PHOTO]       The report covers the six-month reporting period ended
                    September 30, 2005.

                       The Tax-Free Cash Reserve Portfolio seeks to provide as ROBERT H. GRAHAM high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. The Portfolio invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Portfolio structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand notes.

                       Through a combination of short-term cash management
                    vehicles and selective use of a longer maturity schedule for higher yields, the Portfolio continued to provide attractive
    [WILLIAMSON     returns. The Portfolio maintained a relatively short
       PHOTO]       maturity structure to take advantage of any sudden rise in market yields.

                       The Portfolio continued to hold the highest
 MARK H. WILLIAMSON credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Portfolio ratings are subject to change and are based on several factors, including an analysis of a Portfolio's overall credit quality, market price exposure and management.

                    =========================================    =========================================

                    DATA AS OF 9/30/05

                    YIELD                                        WEIGHTED AVERAGE MATURITY

                    7-DAY SEC YIELD             MONTHLY YIELD    RANGE DURING PERIOD         END OF PERIOD

                         2.29%                       2.15%           20-31 Days                 24 Days

                    =========================================    =========================================

                    =======================================================================================

                    NET ASSETS AT END OF PERIOD

                    $360.7 MILLION

                    The seven-day SEC yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. Had the advisor and distributor not waived fees and/or reimbursed expenses, seven-day and monthly yields would have been lower.

                    =======================================================================================


MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

Despite some fluctuations, the economy continued to grow over the period. Gross domestic product (GDP) grew at an annualized rate of 3.3% in the second quarter of 2005 and an estimated 3.8% in the third quarter.

   Expansion was driven largely by consumer spending, while increasing short-term interest rates and rising energy prices were the most significant headwinds. Crude oil prices broke records, and Hurricanes Katrina and Rita rattled consumer confidence late in the period. A sharp drop in consumer confidence in September followed a decline in retail sales for August, but the rest of the period (except May) had positive growth in retail sales.

   In response to evidence of economic growth, short-term interest rates continued to rise throughout the period. When the period began, the federal funds target rate was 2.75%. During the period, the Federal Reserve (the Fed) raised the target rate four times--each time by 25 basis points (0.25%)--bringing the rate to 3.75% on September 30, 2005. As a result of the Fed's actions, the yields on two-year Treasury notes and other short-term instruments rose gradually over the period, and the Fund's yield also rose.

   Because of the Fed's statements that accompany each rate increase, many market observers anticipated additional rate hikes might occur before the end of 2005.

TAX-FREE CASH RESERVE PORTFOLIO

IN CONCLUSION

We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. Should you have questions about this report, please contact one of our Client Services representatives at 800-659-1005.

Sincerely,

/s/ ROBERT H. GRAHAM                             /s/ MARK H. WILLIAMSON
--------------------------                       -------------------------------
Robert H. Graham                                 Mark H. Williamson
Vice Chair & President,                          President, A I M Advisors, Inc.
Tax-Free Investments Trust

November 14, 2005

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


=========================================

PORTFOLIO COMPOSITION BY MATURITY            The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.
IN DAYS, AS OF 9/30/05

1-7                                 83.3%
8-14                                 1.5
15-60                                6.9
61-120                               3.2
121-180                              1.0
181-240                              1.0
241+                                 3.1

=========================================


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
================================================================================

================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. INVESTMENT RETURN WILL VARY.
================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
     [CROCKETT      (AIM) that save shareholders approximately $20.8 million
       PHOTO]       annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than BRUCE L. CROCKETT two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this semiannual report on Pages 5 and 6. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,


                    /s/ BRUCE L. CROCKETT
                    ----------------------------------
                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    November 14, 2005

TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information         actual ending account balance or expenses
ongoing costs, including management fees;    about actual account values and actual       you paid for the period. You may use this
distribution and/or service fees (12b-1);    expenses. You may use the information in     information to compare the ongoing costs
and other Fund expenses. This example is     this table, together with the amount you     of investing in the Fund and other funds.
intended to help you understand your         invested, to estimate the expenses that      To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      you paid over the period. Simply divide      example with the 5% hypothetical examples
in the Fund and to compare these costs       your account value by $1,000 (for            that appear in the shareholder reports of
with ongoing costs of investing in other     example, an $8,600 account value divided     the other funds.
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the
investment of $1,000 invested at the         result by the number in the table under         Please note that the expenses shown in
beginning of the period and held for the     the heading entitled "Actual Expenses        the table are meant to highlight your
entire period April 1, 2005, through         Paid During Period" to estimate the          ongoing costs only. Therefore, the
September 30, 2005.                          expenses you paid on your account during     hypothetical information is useful in
                                             this period.                                 comparing ongoing costs only, and will
                                                                                          not help you determine the relative total
                                             HYPOTHETICAL EXAMPLE FOR                     costs of owning different funds.
                                             COMPARISON PURPOSES

                                             The table below also provides information
                                             about hypothetical account values and
                                             hypothetical expenses based on the Fund's
                                             actual expense ratio and an assumed rate
                                             of return of 5% per year before expenses,
                                             which is not the Fund's actual return.

====================================================================================================================================

                                                           ACTUAL                           HYPOTHETICAL
                                                                                 (5% ANNUAL RETURN BEFORE EXPENSES)

                           BEGINNING           ENDING               EXPENSES         ENDING            EXPENSES         ANNUALIZED
  SHARE                  ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
  CLASS                    (4/01/05)         (9/30/05)(1)           PERIOD(2)       (9/30/05)          PERIOD(2)          RATIO

Resource                   $1,000.00          $1,010.50               $1.91         $1,024.12            $0.96            0.38%


(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2005, through September
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

====================================================================================================================================

TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of Tax-Free            o The quality of services to be provided     o Fees relative to those of clients of
Investments Trust (the "Board") oversees     by AIM. The Board reviewed the               AIM with comparable investment
the management of Tax-Free Cash Reserve      credentials and experience of the            strategies. The Board reviewed the
Portfolio (the "Fund") and, as required      officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the qualifications    this rate (i) was lower than the advisory
advisory agreement with A I M Advisors,      of AIM to provide investment advisory        fee rates for one retail money market
Inc. ("AIM"). Based upon the                 services, the Board reviewed the             fund, and comparable to the advisory fee
recommendation of the Investments            qualifications of AIM's investment           rates for three institutional money
Committee of the Board, which is             personnel and considered such issues as      market funds (one of which has an
comprised solely of independent trustees,    AIM's portfolio and product review           "all-in" fee structure whereby AIM pays
at a meeting held on June 30, 2005, the      process, AIM's legal and compliance          all of the fund's ordinary operating
Board, including all of the independent      function, AIM's use of technology, AIM's     expenses), advised by AIM with investment
trustees, approved the continuance of the    portfolio administration function and the    strategies comparable to those of the
advisory agreement (the "Advisory            quality of AIM's investment research.        Fund; (ii) was lower than the advisory
Agreement") between the Fund and AIM for     Based on the review of these and other       fee rates for a variable insurance fund
another year, effective July 1, 2005.        factors, the Board concluded that the        advised by AIM and offered to insurance
                                             quality of services to be provided by AIM    company separate accounts with investment
   The Board considered the factors          was appropriate and that AIM currently is    strategies comparable to those of the
discussed below in evaluating the            providing satisfactory services in           Fund; (iii) was lower than the advisory
fairness and reasonableness of the           accordance with the terms of the Advisory    fee rates for one offshore fund for which
Advisory Agreement at the meeting on June    Agreement.                                   an AIM affiliate serves as advisor with
30, 2005 and as part of the Board's                                                       investment strategies comparable to those
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    of the Fund; and (iv) was higher than the
deliberations, the Board and the             comparable funds. The Board reviewed the     advisory fee rates for two unregistered
independent trustees did not identify any    performance of the Fund during the past      pooled investment vehicles, and
particular factor that was controlling,      one, three and five calendar years           comparable to the advisory fee rates for
and each trustee attributed different        against the performance of funds advised     a third unregistered pooled investment
weights to the various factors.              by other advisors with investment            vehicle, for which an AIM affiliate
                                             strategies comparable to those of the        serves as advisor with investment
   One of the responsibilities of the        Fund. The Board noted that the Fund's        strategies comparable to those of the
Senior Officer of the Fund, who is           performance in such periods was at or        Fund. The Board noted that AIM has agreed
independent of AIM and AIM's affiliates,     above the median performance of such         to waive fees and/or limit expenses of
is to manage the process by which the        comparable funds. Based on this review,      the Fund, as discussed below. Based on
Fund's proposed management fees are          the Board concluded that no changes          this review, the Board concluded that the
negotiated to ensure that they are           should be made to the Fund and that it       advisory fee rate for the Fund under the
negotiated in a manner which is at arm's     was not necessary to change the Fund's       Advisory Agreement was fair and
length and reasonable. To that end, the      portfolio management team at this time.      reasonable.
Senior Officer must either supervise a
competitive bidding process or prepare an    o The performance of the Fund relative to    o Fees relative to those of comparable
independent written evaluation. The          indices. The Board reviewed the              funds with other advisors. The Board
Senior Officer has recommended an            performance of the Fund during the past      reviewed the advisory fee rate for the
independent written evaluation in lieu of    one, three and five calendar years           Fund under the Advisory Agreement. The
a competitive bidding process and, upon      against the performance of the Lipper        Board compared effective contractual
the direction of the Board, has prepared     Institutional Tax-Exempt Money Market        advisory fee rates at a common asset
such an independent written evaluation.      Index.* The Board noted that the Fund's      level and noted that the Fund's rate was
Such written evaluation also considered      performance in such periods was              below the median rate of the funds
certain of the factors discussed below.      comparable to the performance of such        advised by other advisors with investment
In addition, as discussed below, the         Index. Based on this review, the Board       strategies comparable to those of the
Senior Officer made certain                  concluded that no changes should be made     Fund that the Board reviewed. The Board
recommendations to the Board in              to the Fund and that it was not necessary    noted that AIM has agreed to waive fees
connection with such written evaluation.     to change the Fund's portfolio management    and/or limit expenses of the Fund, as
                                             team at this time.                           discussed below. Based on this review,
   The discussion below serves as a                                                       the Board concluded that the advisory fee
summary of the Senior Officer's              o Meeting with the Fund's portfolio          rate for the Fund under the Advisory
independent written evaluation and           managers and investment personnel. With      Agreement was fair and reasonable.
recommendations to the Board in              respect to the Fund, the Board is meeting
connection therewith, as well as a           periodically with such Fund's portfolio      o Expense limitations and fee waivers.
discussion of the material factors and       managers and/or investment personnel and     The Board noted that AIM has
the conclusions with respect thereto that    believes that such individuals are           contractually agreed to waive fees and/or
formed the basis for the Board's approval    competent and able to continue to carry      limit expenses of the Fund in an amount
of the Advisory Agreement. After             out their responsibilities under the         necessary to limit total annual operating
consideration of all of the factors below    Advisory Agreement.                          expenses to a specified percentage of
and based on its informed business                                                        average daily net assets for each class
judgment, the Board determined that the      o Overall performance of AIM. The Board      of the Fund. The Board considered the
Advisory Agreement is in the best            considered the overall performance of AIM    contractual nature of this fee
interests of the Fund and its                in providing investment advisory and         waiver/expense limitation and noted that
shareholders and that the compensation to    portfolio administrative services to the     it remains in effect until March 31,
AIM under the Advisory Agreement is fair     Fund and concluded that such performance     2007. The Board considered the effect
and reasonable and would have been           was satisfactory.                            this fee waiver/expense limitation would
obtained through arm's length                                                             have on the Fund's estimated expenses and
negotiations.                                                                             concluded that the levels of fee
                                                                                          waivers/expense limitations for the Fund
o The nature and extent of the advisory                                                   were fair and reasonable.
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.


*The unmanaged Lipper Institutional Tax Exempt Money Market Index represents an average of the 30 largest institutional tax-exempt money market funds tracked by
 Lipper, Inc., an independent mutual fund performance monitor.                                                           (continued)

TAX-FREE CASH RESERVE PORTFOLIO

o Breakpoints and economies of scale. The    o Benefits of soft dollars to AIM. The       o Other factors and current trends. In
Board reviewed the structure of the          Board considered the benefits realized by    determining whether to continue the
Fund's advisory fee under the Advisory       AIM as a result of brokerage transactions    Advisory Agreement for the Fund, the
Agreement, noting that it includes one       executed through "soft dollar"               Board considered the fact that AIM, along
breakpoint. The Board reviewed the level     arrangements. Under these arrangements,      with others in the mutual fund industry,
of the Fund's advisory fees, and noted       brokerage commissions paid by other funds    is subject to regulatory inquiries and
that such fees, as a percentage of the       advised by AIM are used to pay for           litigation related to a wide range of
Fund's net assets, have decreased as net     research and execution services. This        issues. The Board also considered the
assets increased because the Advisory        research may be used by AIM in making        governance and compliance reforms being
Agreement includes a breakpoint. The         investment decisions for the Fund. The       undertaken by AIM and its affiliates,
Board concluded that the Fund's fee          Board concluded that such arrangements       including maintaining an internal
levels under the Advisory Agreement          were appropriate.                            controls committee and retaining an
therefore reflect economies of scale and                                                  independent compliance consultant, and
that it was not necessary to change the      o AIM's financial soundness in light of      the fact that AIM has undertaken to cause
advisory fee breakpoints in the Fund's       the Fund's needs. The Board considered       the Fund to operate in accordance with
advisory fee schedule.                       whether AIM is financially sound and has     certain governance policies and
                                             the resources necessary to perform its       practices. The Board concluded that these
o Investments in affiliated money market     obligations under the Advisory Agreement,    actions indicated a good faith effort on
funds. Not applicable because the Fund       and concluded that AIM has the financial     the part of AIM to adhere to the highest
does not invest in affiliated money          resources necessary to fulfill its           ethical standards, and determined that
market funds.                                obligations under the Advisory Agreement.    the current regulatory and litigation
                                                                                          environment to which AIM is subject
o Independent written evaluation and         o Historical relationship between the        should not prevent the Board from
recommendations of the Fund's Senior         Fund and AIM. In determining whether to      continuing the Advisory Agreement for the
Officer. The Board noted that, upon their    continue the Advisory Agreement for the      Fund.
direction, the Senior Officer of the         Fund, the Board also considered the prior
Fund, who is independent of AIM and AIM's    relationship between AIM and the Fund, as
affiliates, had prepared an independent      well as the Board's knowledge of AIM's
written evaluation in order to assist the    operations, and concluded that it was
Board in determining the reasonableness      beneficial to maintain the current
of the proposed management fees of the       relationship, in part, because of such
AIM Funds, including the Fund. The Board     knowledge. The Board also reviewed the
noted that the Senior Officer's written      general nature of the non-investment
evaluation had been relied upon by the       advisory services currently performed by
Board in this regard in lieu of a            AIM and its affiliates, such as
competitive bidding process. In              administrative, transfer agency and
determining whether to continue the          distribution services, and the fees
Advisory Agreement for the Fund, the         received by AIM and its affiliates for
Board considered the Senior Officer's        performing such services. In addition to
written evaluation and the recommendation    reviewing such services, the trustees
made by the Senior Officer to the Board      also considered the organizational
that the Board consider implementing a       structure employed by AIM and its
process to assist them in more closely       affiliates to provide those services.
monitoring the performance of the AIM        Based on the review of these and other
Funds. The Board concluded that it would     factors, the Board concluded that AIM and
be advisable to implement such a process     its affiliates were qualified to continue
as soon as reasonably practicable.           to provide non-investment advisory
                                             services to the Fund, including
o Profitability of AIM and its               administrative, transfer agency and
affiliates. The Board reviewed               distribution services, and that AIM and
information concerning the profitability     its affiliates currently are providing
of AIM's (and its affiliates') investment    satisfactory non-investment advisory
advisory and other activities and its        services.
financial condition. The Board considered
the overall profitability of AIM, as well
as the profitability of AIM in connection
with managing the Fund. The Board noted
that AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

FINANCIALS

SCHEDULE OF INVESTMENTS

September 30, 2005
(Unaudited)


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MUNICIPAL NOTES-99.33%

ALABAMA-0.56%

Birmingham (City of)
  Public Educational
  Building Authority
  Student Housing (CHF
  UAB II LLC); VRD
  Series 2005 A RB
  (LOC-Regions Bank)
  2.77%, 07/01/37(b)(c)    --    VMIG-1    $ 6,000    $    6,000,000
--------------------------------------------------------------------
Mobile (City of)
  Infirmary Health
  System Special Care
  Facilities Financing
  Authority; Health
  System VRD Series 2000
  A RB (LOC-Regions
  Bank)
  2.75%, 01/01/25(b)(c)    --    VMIG-1      6,115         6,115,000
--------------------------------------------------------------------
Mobile (City of); Port
  City Medical Clinic
  Board (Infirmary
  Health); VRD Series
  1998 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 02/01/25(b)(d)    A-1   VMIG-1      6,670         6,670,000
====================================================================
                                                          18,785,000
====================================================================

ALASKA-0.48%

Alaska (State of)
  Industrial Development
  & Export Authority
  (Safeway Inc.
  Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank
  A.G.)
  2.80%,
  12/01/05(c)(e)(f)(s)     A-1     --        1,340         1,340,000
--------------------------------------------------------------------
North Slope (Borough
  of); Refunding
  Unlimited Tax Series
  2000 A GO (INS-MBIA
  Insurance Corp.)
  2.77%, 06/30/10(b)(d)   A-1+   VMIG-1     14,600        14,600,000
====================================================================
                                                          15,940,000
====================================================================

ARIZONA-0.53%

Casa Grande (City of)
  Industrial Development
  Authority (Center Park
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1      2,010         2,010,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ARIZONA-(CONTINUED)

Casa Grande (City of)
  Industrial Development
  Authority (Quail
  Gardens Apartments);
  Refunding Multi-Family
  Housing VRD Series
  2001 A IDR
  (CEP-Federal National
  Mortgage Association)
  2.78%, 06/15/31(b)       --    VMIG-1    $ 1,785    $    1,785,000
--------------------------------------------------------------------
Phoenix (City of)
  Industrial Development
  Authority (Lynwood
  Apartments Project);
  Refunding Multi-Family
  Housing VRD Series
  1994 IDR (CEP-Federal
  Home Loan Bank of San
  Francisco)
  2.81%, 10/01/25(b)      A-1+     --        5,825         5,825,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (El Dorado
  Hospital); VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%,
  04/01/38(b)(c)(s)        --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Pima (County of)
  Industrial Development
  Authority (Tucson
  Electric Power
  Co.-Irvington Road
  Project); VRD Series
  1982 IDR (LOC-Credit
  Suisse)
  2.76%,
  10/01/22(b)(c)(s)        A-1   VMIG-1      2,000         2,000,000
====================================================================
                                                          17,620,000
====================================================================

ARKANSAS-0.06%

Pulaski (County of)
  Public Facilities
  Board (Health
  Facilities-Central
  Arkansas Radiation
  Therapy Inc. Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  07/01/08(b)(c)(g)        --      --        1,910         1,910,000
====================================================================

COLORADO-2.77%

Adams & Weld (Counties
  of) School District
  No. 27J Brighton;
  Unlimited Tax Series
  2004 GO (INS-Financial
  Guaranty Insurance
  Co.)
  2.50%, 12/01/05(d)       AAA     Aaa       1,950         1,967,647
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Art Museum
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 01/01/34(b)(c)   A-1+     --        2,150         2,150,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Denver Seminary
  Project); VRD Series
  2004 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 07/01/34(b)(c)   A-1+     --      $ 1,000    $    1,000,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Cable
  Television Center &
  Museum Project); VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/06(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (National Jewish
  Federal Building
  Program); VRD Series
  2005 B-3 RB
  (LOC-National City
  Bank)
  2.81%, 12/01/34(c)(h)    --    VMIG-1      6,465         6,465,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Regis Jesuit High
  School Project); VRD
  Series 2003 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 12/01/33(b)(c)   A-1+     --        5,515         5,515,000
--------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Southeastern Baptist
  Theological Seminary);
  VRD Series 2005
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/25(b)(c)    --    VMIG-1      8,955         8,955,000
--------------------------------------------------------------------
Colorado (State of)
  General Fund; Series
  2005 TRAN
  4.00%, 06/27/06         SP-1+   MIG-1     10,000        10,098,368
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Arapahoe
  House Project); VRD
  Series 2004 A RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.82%, 04/01/24(b)(c)   A-1+     --        1,200         1,200,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Collinwood); Refunding
  VRD Series 2004 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --        4,130         4,130,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/15/30(b)(c)    A-1     --        9,615         9,615,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

COLORADO-(CONTINUED)

Colorado (State of)
  Health Facilities
  Authority (Bethesda
  Living Centers);
  Refunding VRD Series
  2004 A RB (LOC-LaSalle
  Bank N.A.)
  2.75%, 08/01/34(b)(c)    A-1     --      $ 5,145    $    5,145,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  1997 RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/11(b)(c)   A-1+     --          750           750,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Christian
  Living Project);
  Refunding VRD Series
  2002 A RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 01/01/31(b)(c)   A-1+     --        3,400         3,400,000
--------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Craig
  Hospital Project);
  Refunding VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/20(b)(c)   A-1+     --        5,580         5,580,000
--------------------------------------------------------------------
Colorado (State of)
  Housing & Finance
  Authority (Winridge
  Apartments); Refunding
  Multi-Family VRD
  Series 1998 RB
  (CEP-Federal National
  Mortgage Association)
  2.75%, 02/15/28(b)      A-1+     --        1,615         1,615,000
--------------------------------------------------------------------
Colorado Springs (City
  of) (Pikes Peak Mental
  Health); VRD Series
  2003 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 03/15/23(b)(c)   A-1+     --        3,510         3,510,000
--------------------------------------------------------------------
Concord (Metropolitan
  District of);
  Refunding &
  Improvement Unlimited
  Tax Series 2004 GO
  (LOC-Wells Fargo Bank,
  N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --        1,585         1,585,000
--------------------------------------------------------------------
Crystal Valley
  (Metropolitan)
  District No. 1; VRD
  Series 2004 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 10/01/34(b)(c)   A-1+     --        3,795         3,795,000
--------------------------------------------------------------------
Denver (City & County
  of) (Kentucky Circle
  Village Project); VRD
  Series 2000 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/29(b)(c)   A-1+     --        1,655         1,655,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
COLORADO-(CONTINUED)

Jefferson (County of)
  Section 14
  Metropolitan District;
  Refunding Unlimited
  Tax Series 2004 GO
  (LOC-U.S. Bank, N.A.)
  2.25%,
  12/01/05(c)(e)(i)       A-1+     --      $ 1,200    $    1,200,000
--------------------------------------------------------------------
Kipling Ridge (District
  of Metropolitan); VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 12/01/23(b)(c)   A-1+     --        3,725         3,725,000
--------------------------------------------------------------------
Lafayette (City of)
  Exempla Improvement
  District (Special
  Improvement No. 2-01);
  Refunding Special
  Assessment VRD Series
  2002 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.80%, 12/01/22(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------
Moffat (County of)
  (Colorado-Ute Electric
  Association); VRD
  Series 1984 PCR
  (INS-Ambac Assurance
  Corp.)
  2.84%, 07/01/10(b)(d)   A-1+   VMIG-1      1,485         1,485,000
--------------------------------------------------------------------
Westminster (City of)
  Economic Development
  Authority (North Huron
  Urban Renewal); VRD
  Series 2005 TAN
  (LOC-Depfa Bank PLC)
  2.78%,
  12/01/28(b)(c)(s)       A-1+   VMIG-1      2,950         2,950,000
--------------------------------------------------------------------
Westminster (City of)
  Water & Wastewater
  Utility Enterprise;
  VRD Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 12/01/22(b)(d)   A-1+   VMIG-1      1,415         1,415,000
====================================================================
                                                          92,006,015
====================================================================

CONNECTICUT-0.04%

Connecticut (State of)
  Development Authority
  (Central Vermont
  Public Service);
  Floating Rate Series
  1985 PCR (LOC-Citizens
  Bank of Pennsylvania)
  2.65%, 12/01/15(c)(j)   A-1+     --        1,400         1,400,000
====================================================================

DELAWARE-0.29%

Delaware (State of)
  Economic Development
  Authority (Hospital
  Billing); VRD Series
  1985 A RB (INS-Ambac
  Assurance Corp.)
  2.75%, 12/01/15(b)(d)    A-1   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

DELAWARE-(CONTINUED)

Delaware (State of)
  Economic Development
  Authority (Independent
  School Inc. Project);
  VRD Series 2003 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 07/01/33(b)(c)   A-1+     --      $ 8,250    $    8,250,000
====================================================================
                                                           9,750,000
====================================================================

DISTRICT OF
  COLUMBIA-0.71%

District of Columbia
  (American Library
  Association); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      3,175         3,175,000
--------------------------------------------------------------------
District of Columbia
  (American Psychology
  Association); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 03/01/28(b)(c)   A-1+     --        1,325         1,325,000
--------------------------------------------------------------------
District of Columbia
  (St. Coletta Public
  Charter); VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.75%, 05/01/35(b)(c)    --    VMIG-1      4,150         4,150,000
--------------------------------------------------------------------
District of Columbia
  (Resources for the
  Future Inc.); VRD
  Series 1998 RB
  (LOC-Wachovia Bank,
  N.A.) (Acquired
  08/01/05; Cost
  $2,025,000)
  2.80%,
  08/01/29(b)(c)(k)       A-1+     --        2,025         2,025,000
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 A GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.50%, 06/01/06(d)       AAA     Aaa       2,715         2,765,018
--------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series
  2003 B GO (INS-Ambac
  Assurance Corp.)
  5.00%, 06/01/06(d)       AAA     Aaa       5,430         5,514,251
--------------------------------------------------------------------
Wachovia MERLOTs
  (District of Columbia
  Water & Sewer
  Authority); VRD Series
  2003 A12 RB (Acquired
  02/24/03; Cost
  $4,625,000)
  2.77%,
  10/01/17(b)(k)(l)        --    VMIG-1      4,625         4,625,000
====================================================================
                                                          23,579,269
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-8.57%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Escambia); Refunding
  Florida Non-AMT VRD
  Series 2002-24 Ctfs.
  (Acquired 10/24/02;
  Cost $5,000,000)
  2.76%,
  10/01/10(b)(k)(l)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (Florida State
  Board of Education);
  Non-AMT VRD Series
  2004-48 RB (Acquired
  08/05/05; Cost
  $5,500,000)
  2.76%,
  06/01/12(b)(k)(l)        --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Broward (County of)
  School Board; VRD
  Series 2005 COP
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 07/01/21(b)(d)   A-1+   VMIG-1     14,000        14,000,000
--------------------------------------------------------------------
Cape Coral (City of);
  Commercial Paper Note
  Series 2005 (LOC-Bank
  of America, N.A.)
  2.65%, 04/04/06(c)      A-1+     --        4,900         4,900,000
--------------------------------------------------------------------
Capital Projects Finance
  Authority (Capital
  Projects Loan
  Program); VRD Series
  1997 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 08/01/17(b)(d)   A-1+     --          700           700,000
--------------------------------------------------------------------
Charlotte (County of);
  Utility Refunding VRD
  Series 2003 A RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.76%, 10/01/21(b)(d)   A-1+     --       38,500        38,500,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Commercial Paper
  Series 2005 C-2 RB
  (LOC-Bank of America,
  N.A.)
  2.67%, 11/21/05(c)      A-1+   VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Collier (County of)
  Health Facilities
  Authority (Cleveland
  Health Clinic); VRD
  Hospital Commercial
  Paper Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.55%, 10/18/05(c)      A-1+   VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Collier (County of)
  Industrial Development
  Authority (Redlands
  Christian Migrant
  Association Inc.); VRD
  Series 2001 IDR
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/26(b)(c)(g)        --      --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Dade (County of) (Youth
  Fair & Exposition
  Project); VRD Series
  1995 RB (LOC-SunTrust
  Bank) (Acquired
  08/15/05; Cost
  $6,500,000)
  2.75%,
  08/01/15(b)(c)(k)        --      Aa2     $ 6,500    $    6,500,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Carlos
  Albizu University
  Project); VRD Series
  2000 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/25(b)(c)(g)        --      --        9,200         9,200,000
--------------------------------------------------------------------
Dade (County of)
  Educational Facilities
  Authority (Florida
  Memorial College
  Project); VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  10/01/27(b)(c)(g)        --      --        1,195         1,195,000
--------------------------------------------------------------------
Dade (County of)
  Industrial Development
  Authority (Palmer
  Trinity Private School
  Project); VRD Series
  1999 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/19(b)(c)(g)        --      --        3,100         3,100,000
--------------------------------------------------------------------
Duval (County of)
  Housing Finance
  Authority (Sunbeam
  Road Apartments
  Project); Multi-Family
  Housing Refunding VRD
  Series 1997 RB
  (LOC-U.S. Bank, N.A.)
  2.76%, 07/01/25(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Agency
  (Huntington Place
  Apartments); Multi-
  Family Housing VRD
  Series 1985 GGG RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 12/01/13(b)      A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Island Club);
  Refunding Multi-Family
  Series 2001 J-A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 07/01/31(b)      A-1+     --        5,690         5,690,000
--------------------------------------------------------------------
Florida (State of)
  Housing Finance Corp.
  (Lakeside North);
  Refunding Multi-
  Family Mortgage VRD
  Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 06/01/34(b)      A-1+     --        2,630         2,630,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

Fort Lauderdale (City
  of) (Pine Crest Prep
  School Project); VRD
  Series 2002 RB
  (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 06/01/32(b)(d)    --      Aaa     $ 7,600    $    7,600,000
--------------------------------------------------------------------
Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System);
  Hospital VRD Series
  2003 A RB
  (LOC-SunTrust Bank)
  2.78%, 11/15/32(b)(c)   A-1+   VMIG-1     22,475        22,475,000
--------------------------------------------------------------------
Hillsborough (County of)
  Industrial Development
  Authority (Tampa
  Metropolitan Area YMCA
  Project); VRD Series
  2000 IDR (LOC-Bank of
  America, N.A.)
  2.80%,
  03/01/25(b)(c)(g)        --      --        5,550         5,550,000
--------------------------------------------------------------------
Jacksonville (City of)
  (Baptist Medical
  Center); Commercial
  Paper Series 2004 RB
  (LOC-Bank of America,
  N.A.)
  2.73%, 11/28/05(c)      A-1+     --       18,000        18,000,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (Samuel C.
  Taylor Foundation
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 02/20/01;
  Cost $2,600,000)
  2.80%,
  12/01/23(b)(c)(g)(k)     --      --        2,600         2,600,000
--------------------------------------------------------------------
Jacksonville (City of)
  Health Facilities
  Authority (University
  of Florida
  Jacksonville
  Physicians, Inc.); VRD
  Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.79%, 06/01/22(b)(c)    --    VMIG-1     11,705        11,705,000
--------------------------------------------------------------------
Lee (County of)
  Industrial Development
  Authority (Shell Point
  Village Project);
  Health Care Facilities
  VRD Series 1999 B IDR
  (LOC-Bank of America,
  N.A.)
  2.74%, 11/01/29(b)(c)   A-1+     --        5,800         5,800,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Reedy Creek
  Improvement District);
  Floating Rate Trust
  Ctfs. Utility VRD
  Series 2005 1145 RB
  (Acquired 06/08/05;
  Cost $12,075,000)
  2.78%,
  10/01/19(b)(g)(k)(l)     --      --       12,075        12,075,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

FLORIDA-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Florida Department of
  Environmental
  Protection); Floating
  Rate Trust Ctfs. VRD
  Series 2002-722 RB
  (Acquired 11/13/02;
  Cost $9,850,000)
  2.78%,
  07/01/22(b)(k)(l)        A-1     --      $ 9,850    $    9,850,000
--------------------------------------------------------------------
North Miami (City of)
  Educational Facilities
  (Miami Country Day
  School Project); VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  08/01/19(b)(c)(g)        --      --        1,650         1,650,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority (Adventist
  Health System/Sunbelt
  Inc.); VRD Series 1992
  RB (LOC-SunTrust Bank)
  2.78%, 11/15/14(b)(c)   A-1+   VMIG-1      1,735         1,735,000
--------------------------------------------------------------------
Orange (County of)
  Health Facilities
  Authority
  (Presbyterian
  Retirement
  Communities, Inc.
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  11/01/28(b)(c)(g)(m)     --      --        4,996         4,996,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Central
  Florida Kidney Centers
  Project); VRD Series
  2000 IDR (LOC-SunTrust
  Bank)
  2.75%, 12/01/20(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Orange (County of)
  Industrial Development
  Authority (Christian
  Prison Project); VRD
  Series 2003 A IDR
  (LOC-Regions Bank)
  2.79%, 02/01/23(b)(c)    --    VMIG-1      4,535         4,535,000
--------------------------------------------------------------------
Palm Beach (County of)
  Educational Facilities
  Authority (Atlantic
  College Project);
  Educational Facilities
  VRD Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/31(b)(c)(g)        --      --        2,700         2,700,000
--------------------------------------------------------------------
Palm Beach (County of)
  School District; Sales
  Tax Commercial Paper
  Series 2005 Notes
  (LOC-Bank of America,
  N.A.)
  2.60%, 10/19/05(c)      A-1+     P-1      11,500        11,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Petersburg (City of)
  Health Facilities
  Authority (All
  Children's Hospital);
  Health Facilities VRD
  Series 2005 C RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 11/15/34(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Sunshine State
  Governmental Financing
  Commission; VRD Series
  1986 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 07/01/16(b)(d)    --    VMIG-1     25,455        25,455,000
--------------------------------------------------------------------
Tampa (City of) (Agency
  for Community
  Treatment DACCO
  Project); VRD Series
  2001 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  07/01/22(b)(c)(g)        --      --        4,910         4,910,000
====================================================================
                                                         284,851,000
====================================================================

GEORGIA-3.50%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Fulton Water & Sewer
  Revenue Bonds);
  Non-AMT VRD Series
  2004-15 Ctfs.
  (Acquired 10/12/04;
  Cost $9,995,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Atlanta (City of);
  Refunding Airport VRD
  Series 2005 RFB-2 RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 01/01/30(b)(d)   A-1+   VMIG-1     10,140        10,140,000
--------------------------------------------------------------------
Bartow (County of)
  School District;
  Unlimited Tax Series
  2003 GO
  3.00%, 11/01/05          AA+     --          950           950,667
--------------------------------------------------------------------
Bibb (County of)
  Development Authority
  (Baptist Village
  Project); Refunding &
  Improvement VRD Series
  1998 RB (LOC-SunTrust
  Bank)
  2.75%, 08/01/18(b)(c)    --      Aa2       1,900         1,900,000
--------------------------------------------------------------------
Burke (County of)
  Development Authority
  (Oglethorp Power
  Corp.); VRD Commercial
  Paper Series 2005 B
  PCR (INS-Ambac
  Assurance Corp.)
  2.43%, 10/19/05(d)      A-1+   VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Forsyth (County
  of) School District);
  VRD Unlimited Tax
  Series 2004-6 A GO
  (Acquired 10/20/04;
  Cost $2,975,000)
  2.79%,
  02/01/18(b)(k)(l)       A-1+     --        2,975         2,975,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

GEORGIA-(CONTINUED)

Cobb (County of)
  Development Authority
  (Institute Nuclear
  Power Operations); VRD
  Series 1998 IDR
  (LOC-SunTrust Bank)
  (Acquired 06/29/05:
  Cost $6,330,000)
  2.80%,
  02/01/13(b)(c)(k)        --      Aa2     $ 6,330    $    6,330,000
--------------------------------------------------------------------
Cobb (County of)
  Development Authority
  (YMCA of Cobb County);
  VRD Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 12/01/25(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Dahlonega (City of)
  Downtown Development
  Authority (North
  Georgia Student
  Housing Project);
  Student Housing VRD
  Series 2001 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.73%, 06/01/28(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
DeKalb (County of)
  Private Hospital
  Authority (ESR
  Children's Health
  System, Inc.); VRD
  Series 1998 RAN
  (LOC-SunTrust Bank)
  2.75%, 12/01/28(b)(c)   A-1+   VMIG-1      4,685         4,685,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Georgia);
  VRD Series 2000-1001
  Class C COP (Acquired
  07/26/00: Cost
  $20,000,000)
  2.79%,
  07/01/15(b)(k)(l)       A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
Fayette (County of)
  Development Authority
  (Catholic Education of
  North Georgia, Inc.
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.75%, 04/01/28(b)(c)   A-1+     --        3,010         3,010,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Arthritis Foundation
  Inc. Project); VRD
  Series 1996 RB
  (LOC-SunTrust Bank)
  (Acquired 08/16/05;
  Cost $2,265,000)
  2.80%,
  12/01/16(b)(c)(k)        --      Aa2       2,265         2,265,000
--------------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Bridgeway Foundation
  for Education
  Project); Educational
  Facilities VRD Series
  2000 RB (LOC-Wachovia
  Bank, N.A.)
  2.80%, 06/01/15(b)(c)   A-1+     --        1,800         1,800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
GEORGIA-(CONTINUED)

Fulton (County of)
  Development Authority
  (Mount Vernon
  Presbyterian School);
  VRD Series 2005 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 08/01/35(b)(c)    --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Gainesville (City of)
  Redevelopment
  Authority (Riverside
  Military Project);
  Educational Facilities
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.75%, 12/01/25(b)(c)    --    VMIG-1      1,840         1,840,000
--------------------------------------------------------------------
Gwinnett (County of)
  Development Authority
  (Greater Atlanta
  Christian Schools,
  Inc. Project); VRD
  Series 1998 RB
  (LOC-SunTrust Bank)
  (Acquired 06/30/05;
  Cost $3,800,000)
  2.80%,
  04/01/18(b)(c)(k)        --      Aa2       3,800         3,800,000
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Atlanta (City of)
  Water & Wastewater);
  VRD Series 2004 520 RB
  (Acquired 04/20/05;
  Cost $24,995,000)
  2.79%,
  05/01/12(b)(k)(l)        A-1     --       24,995        24,995,000
--------------------------------------------------------------------
LaGrange (County of)
  Development Authority
  (LaGrange College
  Project); VRD Series
  2001 RB (LOC-SunTrust
  Bank)
  2.75%, 06/01/31(b)(c)    --    VMIG-1      4,985         4,985,000
--------------------------------------------------------------------
Smyrna (City of)
  Hospital Authority
  (Ridgeview Institute
  Inc. Project); VRD
  Series 2002 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.80%, 11/01/27(b)(c)    --    VMIG-1      2,060         2,060,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Dalton); Utilities
  VRD Series 2003 A02 RB
  (Acquired 08/25/04;
  Cost $4,825,000)
  2.77%,
  01/01/12(b)(k)(l)        --    VMIG-1      4,825         4,825,000
====================================================================
                                                         116,555,667
====================================================================

HAWAII-1.12%

Eagle Tax Exempt Trust
  (State of Hawaii); VRD
  Series 2000-1101 COP
  (Acquired 01/11/01;
  Cost $6,000,000)
  2.79%,
  12/01/16(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

HAWAII-(CONTINUED)

Merrill Lynch P-Floats
  (State of Hawaii);
  Unlimited Tax VRD
  Series 2005 PT-2864 GO
  (Acquired 09/07/05;
  Cost $27,270,000)
  2.79%,
  07/01/18(b)(k)(l)        --    VMIG-1    $27,270    $   27,270,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Hawaii); Unlimited
  Tax VRD Series 2003
  A16 GO (Acquired
  02/27/03; Cost
  $3,875,000)
  2.77%,
  07/01/18(b)(k)(l)        --    VMIG-1      3,875         3,875,000
====================================================================
                                                          37,145,000
====================================================================

IDAHO-1.21%

Custer (County of)
  Pollution Control
  (Amoco Oil Co.-
  Standard Oil Industry
  Project); VRD Series
  1983 RB
  2.45%,
  10/01/05(e)(f)(s)       A-1+     Aa1      23,000        23,000,000
--------------------------------------------------------------------
Idaho (State of);
  Unlimited Tax Series
  2005 GO TAN
  4.00%, 06/30/06         SP-1+   MIG-1     15,000        15,146,979
--------------------------------------------------------------------
Magic Valley Healthcare
  System Inc. (Magic
  Valley Regional
  Medical Center
  Project); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 12/01/21(b)(c)    --    VMIG-1      2,040         2,040,000
====================================================================
                                                          40,186,979
====================================================================

ILLINOIS-14.97%

ABN AMRO Munitops Ctfs.
  Trust (City of
  Chicago); Refunding
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-34 Ctfs.
  (Acquired 11/15/01;
  Cost $10,000,000)
  2.78%,
  07/01/07(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Aurora (City of)
  Economic Development
  (Aurora University);
  VRD Series 2004 RB
  (LOC-Harris N.A.)
  2.78%, 03/01/35(b)(c)    --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois
  Sales Tax); VRD Series
  1998-25 A RB (Acquired
  08/26/99; Cost
  $10,000,000)
  2.81%,
  03/15/07(b)(k)(l)        A-1     Aa2      10,000        10,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Bear Stearns Municipal
  Securities Trust Ctfs.
  (State of Illinois);
  VRD Series 2002-190 A
  RB (Acquired 05/06/02;
  Cost $10,130,000)
  2.81%,
  06/05/14(b)(k)(l)        A-1     --      $10,130    $   10,130,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (University of
  Illinois); VRD Series
  2005-10 A RB (Acquired
  04/27/05; Cost
  $3,405,000)
  2.79%,
  04/01/19(b)(k)(l)       A-1+     --        3,405         3,405,000
--------------------------------------------------------------------
Chicago (City of) Board
  of Education;
  Unlimited Tax Series
  2000 D GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 03/01/32(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Chicago (City of);
  Unlimited Tax Series
  2002 B GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 01/01/37(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
Chicago (City of); VRD
  Limited Tax Obligation
  Tender Series 2004 GO
  (LOC-State Street Bank
  & Trust Co.)
  2.20%,
  12/08/05(c)(e)(i)       SP-1+   MIG-1      7,000         7,000,000
--------------------------------------------------------------------
Cook (County of)
  (Catholic Theological
  Union Project); VRD
  Series 2005 RB
  (LOC-Harris N.A.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Cook (County of) High
  School District No.
  201 (J. Sterling
  Morton Township);
  School Limited Tax
  Series 2004 GO
  (INS-Financial
  Security Assurance
  Inc.)
  4.38%, 12/01/05(d)       --      Aaa       5,000         5,018,086
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago Park
  District); Unlimited
  Tax VRD Series
  2002-1306 A COP
  (Acquired 05/02/02;
  Cost $5,500,000)
  2.79%,
  01/01/29(b)(k)(l)       A-1+     --        5,500         5,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago
  Public Building
  Commission); VRD
  Series 2003-0015 A COP
  (Acquired 05/14/03;
  Cost $2,800,000)
  2.79%,
  12/01/14(b)(k)(l)       A-1+     --        2,800         2,800,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Eagle Tax Exempt Trust
  (City of Chicago Water
  & Sewer); VRD Series
  2001-1308 COP
  (Acquired 12/12/01;
  Cost $8,655,000)
  2.79%,
  11/01/26(b)(k)(l)       A-1+     --      $ 8,655    $    8,655,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01;
  Cost $4,950,000)
  2.90%,
  01/01/35(b)(k)(l)       A-1+     --        4,950         4,950,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (County of Cook
  Regional
  Transportation
  Authority); VRD Series
  2000-1303 COP
  (Acquired 03/26/01;
  Cost $19,000,000)
  2.79%,
  07/01/23(b)(k)(l)       A-1+     --       19,000        19,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  Unlimited Tax VRD
  Series 2003-0023 A COP
  (Acquired 06/12/03;
  Cost $3,775,000)
  2.79%,
  06/01/15(b)(k)(l)       A-1+     --        3,775         3,775,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Illinois);
  VRD Series 2000-1304
  COP (Acquired
  06/27/00; Cost
  $7,340,000)
  2.79%,
  06/01/21(b)(k)(l)       A-1+     --        7,340         7,340,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons
  Project); VRD Series
  1996 RB (LOC-Northern
  Trust Co.)
  2.80%,
  08/01/26(b)(c)(m)       A-1+     --        7,913         7,913,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (BAPS Inc.
  Project); VRD Series
  2002 RB (LOC-Comerica
  Bank)
  2.77%, 06/01/17(b)(c)    A-1     --        7,935         7,935,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (British
  Home for Retired Men &
  Women); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.)
  2.76%, 11/01/27(b)(c)    A-1     --        8,740         8,740,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Chicago
  Shakespeare Theater
  Project); VRD Series
  1999 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  09/24/03; Cost
  $4,100,000)
  2.76%,
  01/01/19(b)(c)(k)        A-1     --        4,100         4,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Embers
  Elementary School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  11/04/03; Cost
  $2,215,000)
  2.77%,
  04/01/32(b)(c)(k)        A-1     --      $ 2,215    $    2,215,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Institute
  of Gas Technology
  Project); VRD Series
  1999 IDR (LOC-Harris
  N.A.)
  2.86%, 09/01/24(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Lyric Opera
  Chicago Project); VRD
  Series 1994 RB
  (LOC-Northern Trust
  Co., Harris N.A.,
  JPMorgan Chase Bank)
  2.78%, 12/01/28(b)(c)   A-1+   VMIG-1     49,800        49,800,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Mount
  Carmel High School
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      5,600         5,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (North Shore
  Country Day School);
  VRD Series 2003 RB
  (LOC-Northern Trust
  Co.)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      2,825         2,825,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Oak Park
  Residence Corp.
  Project); VRD Series
  2001 RB (LOC-LaSalle
  Bank N.A.) (Acquired
  01/29/03; Cost
  $2,975,000)
  2.76%,
  07/01/41(b)(c)(k)        A-1     --        2,975         2,975,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Sacred
  Heart Schools
  Project); VRD Series
  2003 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/33(b)(c)    --    VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (St. Paul's
  House Project); VRD
  Series 1995 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/01/25(b)(c)    A-1     --        1,265         1,265,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Development Finance
  Authority (Uhlich
  Childrens Home
  Project); VRD Series
  2002 IDR (LOC-JPMorgan
  Chase Bank)
  2.78%, 10/01/33(b)(c)    --    VMIG-1    $ 1,200    $    1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (West
  Central Illinois
  Educational Project);
  VRD Series 2002 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/32(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Arts Club
  of Chicago); VRD
  Series 1996 RB
  (LOC-Northern Trust
  Co.)
  2.78%, 01/01/26(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Aurora
  University); VRD
  Cultural Pooled
  Financing Series 1998
  RB (LOC-Bank of
  America, N.A.)
  2.76%, 03/01/28(b)(c)   A-1+     --        6,570         6,570,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Blackburn
  University); Cultural
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.)
  2.76%, 07/01/29(b)(c)   A-1+     --        4,385         4,385,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Chicago
  Childrens Museum); VRD
  Series 1994 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 02/01/28(b)(c)    A-1   VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Columbia
  College Chicago); VRD
  Series 2000 RB
  (LOC-Harris N.A.)
  2.75%, 06/01/30(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Dominican
  University); VRD
  Series 2000 B RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  10/01/30(b)(c)(s)        --    VMIG-1      9,400         9,400,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Field
  Museum National
  History); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  2.78%, 11/01/32(b)(c)   A-1+     --        1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Educational Facilities
  Authority (Museum of
  Science & Industry);
  VRD Series 1992 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 10/01/26(b)(c)    --    VMIG-1    $ 3,250    $    3,250,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (National
  Louis University); VRD
  Series 1999 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 06/01/29(b)(c)   A-1+     --        9,200         9,200,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (University
  Pooled Financing
  Program); VRD Series
  1985 RB (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 12/01/05(b)(d)    A-1   VMIG-1      3,045         3,045,000
--------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority; Pooled
  Financing Commercial
  Paper Notes Series
  2005 (LOC-Northern
  Trust Co.)(c)
  2.43%, 10/12/05         A-1+     --       15,000        15,000,000
--------------------------------------------------------------------
  2.43%, 10/13/05         A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
  2.53%, 10/24/05         A-1+     --       15,200        15,200,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Illinois Institute of
  Technology); VRD
  Series 2004 RB
  (LOC-Harris N.A.)
  2.77%, 12/01/24(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Jewish Charities);
  VRD Series 2005 A RAN
  (LOC-Harris N.A.)
  2.80%, 06/30/06(b)(c)   A-1+     --        7,745         7,745,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Joan W. & Irving B.
  Dance Project); VRD
  Series 2005 RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 03/01/40(b)(c)    --    VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Kohl Children's
  Museum); VRD Series
  2004 RB (LOC-Fifth
  Third Bank)
  2.77%, 07/01/34(b)(c)    --    VMIG-1      2,680         2,680,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Lake Forest Country
  Day); VRD Series 2005
  RB (LOC-Northern Trust
  Co.)
  2.77%, 07/01/35(b)(c)    --    VMIG-1      3,250         3,250,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of)
  Finance Authority
  (Mercy Alliance
  Project); VRD Series
  2005 RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 02/15/35(b)(c)    --    VMIG-1    $ 7,000    $    7,000,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (North Park University
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.81%, 07/01/35(b)(c)   A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Richard H. Driehaus
  Museum); VRD Series
  2005 RB (LOC-Northern
  Trust Co.)
  2.77%, 02/01/35(b)(c)    --    VMIG-1      2,900         2,900,000
--------------------------------------------------------------------
Illinois (State of)
  Finance Authority
  (Sunshine Through Golf
  Foundation Project);
  VRD Series 2004 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 11/01/24(b)(c)    A-1     --        2,100         2,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Bensenville
  Home Society); VRD
  Series 1989 A RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 02/15/19(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Franciscan
  Eldercare Service);
  VRD Series 2001 RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --       10,615        10,615,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Park Plaza
  Center); Multi-Family
  VRD Series 1996 RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 09/15/20(b)(c)    A-1     --        5,700         5,700,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Peace
  Memorial Ministries);
  VRD Series 2003 B RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 08/15/33(b)(c)    A-1     --        9,675         9,675,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (St. Lukes
  Medical Center); VRD
  Series 1998 B RB
  (INS-MBIA Insurance
  Corp.)
  2.77%, 11/15/23(b)(d)   A-1+   VMIG-1      1,000         1,000,000
--------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority; Revolving
  Fund Pooled VRD Series
  1985 C RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 08/01/15(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of)
  Housing Development
  Authority (Lakeshore
  Plaza); Multi-Family
  Housing Series 2000 A
  RB (INS-MBIA Insurance
  Corp.)
  2.77%, 07/01/27(b)(d)   A-1+   VMIG-1    $ 9,625    $    9,625,000
--------------------------------------------------------------------
JPMorgan PUTTERs (City
  of Chicago Park
  District); VRD Limited
  Tax Series 2005 974 GO
  (Acquired 07/06/05;
  Cost $1,100,000)
  2.79%,
  01/01/13(b)(k)(l)        A-1     --        1,100         1,100,000
--------------------------------------------------------------------
Lombard (City of)
  (Clover Creek
  Apartments Project);
  VRD Multi-Family
  Housing Series 2000 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 12/15/30(b)      A-1+     --       14,855        14,855,000
--------------------------------------------------------------------
McCook (City of)
  (Illinois Saint Andrew
  Society); VRD Series
  1996 A RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
  VRD Series 1996 B RB
  (LOC-Northern Trust
  Co.)
  2.77%, 12/01/21(b)(c)   A-1+     --        1,700         1,700,000
--------------------------------------------------------------------
Orland Hills (City of);
  Multi-Family Housing
  VRD Series 1995 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/14(b)(c)    A-1     --        2,470         2,470,000
--------------------------------------------------------------------
Quincy (City of)
  (Blessing Hospital
  Project); VRD Series
  2004 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/15/33(b)(c)   A-1+   VMIG-1      4,600         4,600,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Lake County
  Joint Action Water
  Agency); VRD Series
  2003 B18 RB (Acquired
  02/19/03; Cost
  $9,720,000)
  2.77%,
  05/01/20(b)(k)(l)        --    VMIG-1      9,720         9,720,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago Board of
  Education); VRD
  Unlimited Tax Series
  2000 A4 GO (Acquired
  11/12/03; Cost
  $4,845,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      4,845         4,845,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Wachovia MERLOTs (City
  of Chicago Emergency
  Telephone System); VRD
  Limited Tax Series
  2002 A44 GO (Acquired
  08/02/02; Cost
  $7,835,000)
  2.77%,
  01/01/20(b)(k)(l)        --    VMIG-1    $ 7,835    $    7,835,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Chicago); VRD
  Limited Tax Series
  2000 A12 GO (Acquired
  08/26/99; Cost
  $10,000,000)
  2.77%,
  01/01/23(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD Series
  2001 A93 RB (Acquired
  10/10/01; Cost
  $7,250,000)
  2.77%,
  07/01/27(b)(k)(l)        --    VMIG-1      7,250         7,250,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County Regional
  Transportation
  Authority); VRD
  Unlimited Tax Series
  2002 A41 GO (Acquired
  07/25/02; Cost
  $17,730,000)
  2.77%,
  06/01/17(b)(k)(l)        --    VMIG-1     17,730        17,730,000
--------------------------------------------------------------------
Wachovia MERLOTs (Cook
  County); VRD Unlimited
  Tax Series 2003 B11 GO
  (Acquired 01/29/03;
  Cost $6,995,000)
  2.77%,
  11/15/25(b)(k)(l)        --    VMIG-1      6,995         6,995,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Regional
  Transportation
  Authority); VRD Series
  2001 A69 RB (Acquired
  11/09/04; Cost
  $11,745,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1     11,745        11,745,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Illinois); VRD
  Unlimited Tax Series
  2001 A124 GO (Acquired
  11/26/01; Cost
  $7,890,000)
  2.77%,
  11/01/26(b)(k)(l)        A-1     --        7,890         7,890,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of
  Illinois); VRD Series
  2000 S GO (Acquired
  03/20/00; Cost
  $14,400,000)
  2.77%,
  04/01/30(b)(k)(l)        --    VMIG-1     14,400        14,400,000
====================================================================
                                                         497,716,086
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-3.43%

ABN AMRO Munitops Ctfs.
  Trust (Township of
  Wayne, County of
  Marion School Building
  Corp.); Multi-State
  Non-AMT VRD Series
  2003-27 RB (Acquired
  11/12/03; Cost
  $13,795,000)
  2.78%,
  07/15/11(b)(k)(l)        --    VMIG-1    $13,795    $   13,795,000
--------------------------------------------------------------------
CDC Municipal Products,
  Inc. (Indiana (State
  of) Transportation
  Finance Authority);
  Highway VRD Series
  2004-5 A RB (Acquired
  10/21/04; Cost
  $2,000,000)
  2.79%,
  12/01/18(b)(k)(l)       A-1+     --        2,000         2,000,000
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Advance Funding
  Program Series 2005 A
  RN
  3.25%, 01/26/06         SP-1+   MIG-1     24,850        24,916,543
--------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Midyear Funding
  Program Series 2005 A
  RN
  3.50%, 01/27/06         SP-1+   MIG-1     18,000        18,056,051
--------------------------------------------------------------------
Indiana (State of)
  Development Finance
  Authority (Indiana
  Historical Society,
  Inc. Project); VRD
  Educational Facilities
  Series 1996 RB
  (LOC-JPMorgan Chase
  Bank) (Acquired
  07/25/05; Cost
  $2,210,000)
  2.78%,
  08/01/31(b)(c)(k)       A-1+     --        2,210         2,210,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facilities
  Financing Authority
  (Golden Years
  Homestead); VRD Series
  2002 A RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 06/01/25(b)(c)   A-1+     --        6,500         6,500,000
--------------------------------------------------------------------
Indiana (State of)
  Health Facility
  Financing Authority
  (Community Hospitals
  Project); VRD Hospital
  Series 2000 A RB
  (LOC-Bank of America,
  N.A.)
  2.75%,
  07/01/28(b)(c)(m)       A-1+     --        9,815         9,815,000
--------------------------------------------------------------------
Indiana (State of)
  Municipal Power
  Agency; Refunding
  Power Supply System
  VRD Series 1998 A RB
  (LOC-Toronto-Dominion
  Bank)
  2.75%,
  01/01/18(b)(c)(s)        A-1   VMIG-1      6,400         6,400,000
--------------------------------------------------------------------
Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Refunding VRD Series
  2002 F-1 RB (INS-MBIA
  Insurance Corp.)
  2.76%, 02/01/20(b)(d)   A-1+     --      $ 4,500    $    4,500,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

INDIANA-(CONTINUED)

Indianapolis (City of)
  Local Public
  Improvement Bond Bank;
  Series 2005 F RN
  4.00%, 01/06/06         SP-1+    --        9,500         9,534,151
--------------------------------------------------------------------
JPMorgan PUTTERs
  (Merrillville (City
  of) Multi School
  Building Corp.); VRD
  Series 2005 923 RB
  (Acquired 06/09/05;
  Cost $4,775,000)
  2.79%,
  01/15/13(b)(k)(l)        A-1     --        4,775         4,775,000
--------------------------------------------------------------------
Purdue University
  (Student Fee);
  University Series 1996
  M RB
  6.00%, 07/01/13(e)(o)    AA      Aa1       1,950         2,031,652
--------------------------------------------------------------------
Wachovia MERLOTs (County
  of Porter Jail
  Building Corp.); VRD
  Series 2001 A58 RB
  (Acquired 11/12/03;
  Cost $9,405,000)
  2.11%,
 11/10/05(e)(i)(k)(l)(n)   --    VMIG-1      9,405         9,405,000
====================================================================
                                                         113,938,397
====================================================================

IOWA-1.01%

Iowa (State of) Finance
  Authority (Morningside
  College Project);
  Private College
  Facility VRD Series
  2002 RB (LOC-U.S.
  Bank, N.A.)
  2.79%, 10/01/32(b)(c)   A-1+     --        2,055         2,055,000
--------------------------------------------------------------------
Iowa (State of) Finance
  Authority Retirement
  Community (Deerfield
  Retirement Community);
  VRD Series 2003 A RB
  (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/33(b)(c)    A-1     --       15,000        15,000,000
--------------------------------------------------------------------
Iowa (State of) Higher
  Education Loan
  Authority (Graceland
  Private College); VRD
  Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 02/01/33(b)(c)    --    VMIG-1      5,890         5,890,000
--------------------------------------------------------------------
Iowa (State of) School
  Cash Anticipation
  Program; Series 2005 B
  Wts. Ctfs.
  (INS-Financial
  Security Assurance
  Inc.)
  3.50%, 01/27/06(d)       --     MIG-1     10,700        10,740,544
====================================================================
                                                          33,685,544
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KANSAS-1.05%

Eagle Tax Exempt Trust
  (County of Wyandotte
  Unified Government
  Utility System); VRD
  Series 2004-0038 A COP
  (Acquired 09/08/04;
  Cost $5,000,000)
  2.79%,
  09/01/21(b)(k)(l)       A-1+     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Kansas (State of)
  Development Finance
  Authority (Deaconess
  Long Term Care);
  Health Facilities VRD
  Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 05/15/30(b)(c)    --    VMIG-1      4,280         4,280,000
--------------------------------------------------------------------
Leawood (City of);
  Unlimited Tax
  Temporary Notes Series
  2004-2 GO
  3.00%, 10/01/05          --     MIG-1     14,000        14,000,000
--------------------------------------------------------------------
Lenexa (City of) Health
  Care Facilities
  (Lakeview Village
  Inc.); VRD Series 2002
  B RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 05/15/32(b)(c)    A-1     --        5,400         5,400,000
--------------------------------------------------------------------
Olathe (City of)
  Recreational
  Facilities (YMCA of
  Greater Kansas City
  Project); VRD Series
  2002 B RB (LOC-Bank of
  America, N.A.)
  2.80%, 11/01/18(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wichita (City of)
  Recreational
  Facilities (YMCA of
  Wichita Project); VRD
  Series 1998 XI RB
  (LOC-Bank of America,
  N.A.) (Acquired
  02/15/01; Cost
  $2,900,000)
  2.80%,
  08/01/09(b)(c)(k)       A-1+     --        2,900         2,900,000
====================================================================
                                                          35,080,000
====================================================================

KENTUCKY-0.83%

Ewing (City of) Kentucky
  Area Development
  District Financing
  Trust (Lease
  Acquisition Program);
  VRD Series 2000 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.85%, 06/01/33(b)(c)   A-1+     --        5,660         5,660,000
--------------------------------------------------------------------
Lexington (City of)
  Center Corp.; VRD
  Mortgage Series 2001 A
  RB (INS-Ambac
  Assurance Corp.)
  2.78%, 10/01/21(b)(d)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

KENTUCKY-(CONTINUED)

Newport (City of)
  Kentucky League of
  Cities Funding Trust;
  Lease Program VRD
  Series 2002 RB
  (LOC-U.S. Bank, N.A.)
  2.77%,
  04/01/32(b)(c)(m)        --    VMIG-1    $19,100    $   19,100,000
====================================================================
                                                          27,760,000
====================================================================

LOUISIANA-0.66%

Eagle Tax Exempt Trust
  (City of New Orleans);
  VRD Series 2000-1801
  COP (Acquired
  10/10/00; Cost
  $6,000,000)
  2.79%,
  12/01/21(b)(k)(l)       A-1+     --        6,000         6,000,000
--------------------------------------------------------------------
Louisiana (State of)
  (University &
  Agriculture &
  Mechanical College
  Board); Refunding
  Auxiliary VRD Series
  2005 B RB (INS-Ambac
  Assurance Corp.)
  2.77%, 07/01/34(b)(d)    --    VMIG-1      7,645         7,645,000
--------------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority; Refunding
  Deep Water Port VRD
  Series 2003 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 09/01/14(b)(c)   A-1+     --        3,850         3,850,000
--------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (LSU Alumni
  Association Project);
  VRD Series 2001 RB
  (LOC-Regions Bank)
  2.78%, 03/01/16(b)(c)    --    VMIG-1      4,365         4,365,000
====================================================================
                                                          21,860,000
====================================================================

MAINE-0.46%

JPMorgan PUTTERs (State
  of Maine Turnpike
  Authority); VRD
  Turnpike Series 2004
  546 RB (Acquired
  10/28/04; Cost
  $1,795,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,795         1,795,000
--------------------------------------------------------------------
Maine (State of) Housing
  Authority; VRD
  Mortgage Series 2003
  E-1 RB (INS-Ambac
  Assurance Corp.)
  2.79%, 11/15/30(b)(d)   A-1+   VMIG-1      4,400         4,400,000
--------------------------------------------------------------------
Maine (State of);
  Unlimited Tax Series
  2005 BAN
  4.00%, 06/22/06          --     MIG-1      9,100         9,187,861
====================================================================
                                                          15,382,861
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MARYLAND-0.89%

Baltimore (County of)
  (Blue Circle Inc.
  Project); Economic
  Development VRD Series
  1992 RB (LOC-BNP
  Paribas)
  2.88%,
  12/01/17(b)(c)(s)        --    VMIG-1    $ 7,900    $    7,900,000
--------------------------------------------------------------------
Frederick (County of)
  Retirement Community
  (Buckingham's Choice
  Inc. Project); VRD
  Series 1997 C RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 01/01/27(b)(c)    A-1   VMIG-1      6,000         6,000,000
--------------------------------------------------------------------
Howard (County of)
  Economic Development
  (Norbel School Inc.
  Project); VRD Series
  2001 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 02/01/28(b)(c)    --    VMIG-1      4,785         4,785,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (Prologue Inc.
  Project); Economic
  Development VRD Series
  2005 RB (LOC-Bank of
  America, N.A.)
  2.77%, 06/01/31(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Maryland (State of)
  Economic Development
  Corp. (YMCA of Central
  Maryland Inc.
  Project); Economic
  Development VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 04/01/28(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of
  Maryland Health &
  Higher Educational
  Facilities Authority);
  VRD Floating Rate
  Trust Ctfs. Series
  2003-829 RB (Acquired
  06/19/03; Cost
  $3,800,000)
  2.78%,
  08/15/38(b)(k)(l)        --    VMIG-1      3,800         3,800,000
====================================================================
                                                          29,485,000
====================================================================

MASSACHUSETTS-0.30%

Massachusetts (State of)
  Bay Transportation
  Authority (General
  Transportation
  System); Series 1996 A
  RB
  5.63%, 03/01/06(e)(o)    NRR     NRR       3,260         3,330,060
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Development Finance
  Agency (YMCA Greater
  Boston); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Massachusetts)
  2.77%, 11/01/34(b)(c)   A-1+     --      $ 6,500    $    6,500,000
====================================================================
                                                           9,830,060
====================================================================

MICHIGAN-4.25%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Michigan Building
  Authority); Non-AMT
  VRD Series 2003-35 RB
  (Acquired 09/29/05;
  Cost $10,595,000)
  2.77%,
  10/15/11(b)(k)(l)        --    VMIG-1     10,595        10,595,000
--------------------------------------------------------------------
Bruce (Township of)
  Hospital Finance
  Authority (Sisters
  Charity of St.
  Joseph); Health Care
  System VRD Series 1988
  A RB (INS-MBIA
  Insurance Corp.)
  2.65%,
  11/01/05(d)(e)(f)       A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Dearborn (City of)
  Economic Development
  Corp. (Henry Ford
  Village Inc. Project);
  VRD Limited Tax Series
  1998 IDR (LOC-Comerica
  Bank)
  2.82%,
  10/01/23(b)(c)(p)        --      --        8,300         8,300,000
--------------------------------------------------------------------
Detroit (City of), Water
  Supply System;
  Refunding Sr. Lien VRD
  Series 2003 D RB
  (INS-MBIA Insurance
  Corp.)
  2.78%, 07/01/33(b)(d)   A-1+   VMIG-1     31,845        31,845,000
--------------------------------------------------------------------
Eagle Tax-Exempt Trust
  (City of Detroit
  School District); VRD
  Unlimited Tax Series
  2002-6014 A GO
  (Acquired 11/06/02;
  Cost $7,105,000)
  2.79%,
  05/01/32(b)(k)(l)       A-1+     --        7,105         7,105,000
--------------------------------------------------------------------
Kalamazoo (County of)
  Economic Development
  Corp. (Heritage
  Community Project);
  Refunding VRD Limited
  Tax Series 2004 RB
  (LOC-Fifth Third Bank)
  2.75%, 05/15/17(b)(c)   A-1+     --        6,140         6,140,000
--------------------------------------------------------------------
Kent (County of)
  Hospital Finance
  Authority (Butterworth
  Health System); Health
  Care Series 1996 RB
  5.63%, 01/15/06(e)(o)    AAA     Aaa       5,275         5,424,260
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Kent (County of)
  Hospital Finance
  Authority
  (Metropolitan Hospital
  Project); Refunding
  VRD Series 2005 B RB
  (LOC-ABN AMRO Bank
  N.V.)
  2.81%,
  07/01/40(b)(c)(s)        A-1     --      $ 2,700    $    2,700,000
--------------------------------------------------------------------
Michigan (State of)
  Higher Educational
  Facilities Authority
  (Hope College);
  Refunding VRD Limited
  Tax Series 2004 GO
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 04/01/34(b)(c)    A-1     --        1,900         1,900,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Genesys
  Health System);
  Refunding Hospital
  Series 1995 A RB
  8.10%, 10/01/05(e)(o)    AAA     Aaa       2,000         2,040,000
--------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Holland
  Community Hospital);
  VRD Series 2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 01/01/34(b)(c)    --    VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority (Local
  Government Loan
  Program); Series 2003
  C RB
  4.00%, 05/01/06          AA      Aa2       1,000         1,007,728
--------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority; Series 2005
  B-2 RN (LOC-JPMorgan
  Chase Bank)
  4.00%, 08/18/06(c)      SP-1+    --       10,000        10,091,669
--------------------------------------------------------------------
Michigan (State of)
  Strategic Fund (Van
  Andel Research
  Institute Project);
  Limited Tax VRD Series
  1997 RB (LOC-LaSalle
  Bank N.A.)
  2.78%, 11/01/27(b)(c)    A-1     --        4,500         4,500,000
--------------------------------------------------------------------
Oakland (County of)
  Economic Development
  Corp. (Rochester
  College Project); VRD
  Limited Obligation
  Series 2001 RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%,
  08/01/21(b)(c)(m)        --    VMIG-1      6,700         6,700,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2001 A112 RB
  (Acquired 10/13/01;
  Cost $4,885,000)
  2.77%,
  07/01/32(b)(k)(l)        --    VMIG-1      4,885         4,885,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Wachovia MERLOTs (City
  of Detroit Sewage
  Disposal System); VRD
  Series 2003 B41 RB
  (Acquired 07/09/03;
  Cost $8,995,000)
  2.77%,
  07/01/26(b)(k)(l)        --    VMIG-1    $ 8,995    $    8,995,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Detroit Water
  Supply System); VRD
  Series 2000 D RB
  (Acquired 01/21/00;
  Cost $10,000,000)
  2.77%,
  07/01/29(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of Michigan Hospital
  Finance Authority);
  VRD Series 1997 X RB
  (Acquired 12/12/03;
  Cost $15,000,000)
  2.77%,
  08/15/24(b)(k)(l)        --    VMIG-1     15,000        15,000,000
====================================================================
                                                         141,228,657
====================================================================

MINNESOTA-3.45%

JPMorgan PUTTERs (State
  of Minnesota Public
  Facilities Authority);
  VRD Drinking Water
  Series 2002-319 COP
  (Acquired 07/31/03;
  Cost $13,970,000)
  2.79%,
  03/01/21(b)(k)(l)        A-1     --       13,970        13,970,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (Bethel College); VRD
  Series 2004 Five-V RB
  (LOC-Allied Irish
  Banks plc)
  2.82%,
  06/01/34(b)(c)(s)        --    VMIG-1      2,250         2,250,000
--------------------------------------------------------------------
Minnesota (State of)
  Higher Education
  Facilities Authority
  (University of St.
  Thomas); VRD Series
  2004 Five-Z RB
  (LOC-LaSalle Bank
  N.A.)
  2.78%, 10/01/29(b)(c)    --    VMIG-1      9,600         9,600,000
--------------------------------------------------------------------
Rochester (City of)
  Health Care Facilities
  (Mayo Foundation);
  Commercial Paper
  Notes, Adjustable
  Tender
  Series 1988 F
  2.65%, 10/06/05         A-1+     --       20,000        20,000,000
--------------------------------------------------------------------
  Series 2000 A
  2.63%, 11/07/05         A-1+     --       16,000        16,000,000
--------------------------------------------------------------------
  Series 2000 B
  2.65%, 10/06/05         A-1+     --       20,500        20,500,000
--------------------------------------------------------------------
  Series 2001 D
  2.63%, 11/07/05         A-1+   VMIG-1     15,000        15,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of)
  Housing &
  Redevelopment
  Authority (Science
  Museum of Minnesota);
  VRD Series 1997 A RB
  (LOC-U.S. Bank, N.A.)
  2.78%, 05/01/27(b)(c)    --    VMIG-1    $17,560    $   17,560,000
====================================================================
                                                         114,880,000
====================================================================

MISSISSIPPI-0.87%

ABN AMRO Munitops Ctfs.
  Trust (State of
  Mississippi
  Development
  Board-Jackson Water &
  Sewer); Multi-State
  Non-AMT VRD Series
  2002-22 Ctfs.
  (Acquired 09/10/03;
  Cost $9,995,000)
  2.78%,
  09/01/10(b)(k)(l)        --    VMIG-1      9,995         9,995,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of
  Mississippi); VRD
  Unlimited Tax Series
  2002-6018 A COP
  (Acquired 11/20/02;
  Cost $3,200,000)
  2.79%,
  11/01/22(b)(k)(l)       A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Jackson (City of);
  Refunding Unlimited
  Tax Series 2005 GO
  (INS-Ambac Assurance
  Corp.)
  3.00%, 10/01/05(d)       AAA     Aaa       1,055         1,055,000
--------------------------------------------------------------------
Mississippi (State of)
  Business Finance Corp.
  (St. Andrew Episcopal
  Day Project); VRD
  Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.79%,
  07/01/25(b)(c)(s)        --    VMIG-1      3,800         3,800,000
--------------------------------------------------------------------
Mississippi (State of)
  Development Bank
  Special Obligation
  (Wilkinson County
  Correction Facility);
  VRD Series 2005 B RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.75%, 08/01/16(b)(d)   A-1+     --       11,000        11,000,000
====================================================================
                                                          29,050,000
====================================================================

MISSOURI-0.75%

Missouri (State of)
  Development Finance
  Board (Association of
  Municipal Lease
  Financing Program);
  Commercial Paper Notes
  Series 2005 (LOC-U.S.
  Bank, N.A.)
  2.72%, 10/26/05(c)       --      P-1      10,599        10,599,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

MISSOURI-(CONTINUED)

Missouri (State of)
  Development Finance
  Board (Center of
  Creative Arts
  Project); Cultural
  Facilities VRD Series
  2004 RB (LOC-National
  City Bank)
  2.80%, 07/01/24(b)(c)    --    VMIG-1    $ 2,200    $    2,200,000
--------------------------------------------------------------------
Platte (County of)
  Industrial Development
  Authority (Southern
  Platte County Athletic
  Assoc. Inc.);
  Recreational
  Facilities VRD Series
  2005 A RB (LOC-Bank of
  America, N.A.)
  2.77%, 10/01/25(b)(c)    --    VMIG-1      2,140         2,140,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Friendship
  Village of South
  County);
  VRD Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/21(b)(c)    A-1     --        5,615         5,615,000
--------------------------------------------------------------------
  VRD Series 2002 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.74%, 09/01/22(b)(c)    A-1     --        2,915         2,915,000
--------------------------------------------------------------------
St. Louis (County of)
  Industrial Development
  Authority (Whitfield
  School Inc.);
  Educational Facilities
  Refunding VRD Series
  2004 B IDR (LOC-U.S.
  Bank, N.A.)
  2.80%, 06/15/24(b)(c)   A-1+     --        1,500         1,500,000
====================================================================
                                                          24,969,000
====================================================================

MONTANA-0.33%

Montana (State of)
  Facility Finance
  Authority (Mission
  Ridge Project); VRD
  Series 2002 RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%,
  08/01/27(b)(c)(g)(m)     --      --       11,115        11,115,000
====================================================================

NEBRASKA-1.33%

Nebhelp Inc.; Multi-Mode
  VRD Series 1985 A RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,995         5,995,000
--------------------------------------------------------------------
  VRD Series 1985 B RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      3,590         3,590,000
--------------------------------------------------------------------
  VRD Series 1985 D RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1      5,865         5,865,000
--------------------------------------------------------------------
  VRD Series 1985 E RB
  (INS-MBIA Insurance
  Corp.)
  2.79%, 12/01/15(b)(d)   A-1+   VMIG-1     28,635        28,635,000
====================================================================
                                                          44,085,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEVADA-0.17%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Washoe); Refunding VRD
  Limited Tax Series
  2001-24 Single Asset
  Trust Ctfs. (Acquired
  06/21/01; Cost
  $5,500,000)
  2.78%,
  07/01/09(b)(k)(l)        --    VMIG-1    $ 5,500    $    5,500,000
====================================================================

NEW HAMPSHIRE-0.39%

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-772 RB
  (Acquired 01/22/03;
  Cost $5,475,000)
  2.79%,
  01/01/17(b)(k)(l)        A-1     --        5,475         5,475,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New Hampshire
  Higher Educational &
  Health Facilities
  Authority); Refunding
  VRD Series 2003-866 RB
  (Acquired 10/23/03;
  Cost $7,485,000)
  2.79%,
  08/15/21(b)(k)(l)        A-1     --        7,485         7,485,000
====================================================================
                                                          12,960,000
====================================================================

NEW MEXICO-0.11%

New Mexico (State of)
  Finance Authority
  (University of New
  Mexico Health Sciences
  Center Project); VRD
  Cigarette Tax Series
  2004 B RB (INS-MBIA
  Insurance Corp.)
  2.78%, 04/01/19(b)(d)   A-1+   VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
New Mexico (State of)
  Hospital Equipment
  Loan Council (Dialysis
  Clinic Inc. Project);
  VRD Series 2000 RB
  (LOC-SunTrust Bank)
  2.82%, 07/01/25(b)(c)    --    VMIG-1      2,000         2,000,000
====================================================================
                                                           3,500,000
====================================================================

NEW YORK-2.23%

ABN AMRO Munitops Ctfs.
  Trust (Triborough
  Bridge & Tunnel
  Authority); Non-AMT
  VRD Series 2002-31
  Ctfs. (Acquired
  03/24/04; Cost
  $16,000,000)
  2.76%,
  11/15/10(b)(k)(l)        --    VMIG-1     16,000        16,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

NEW YORK-(CONTINUED)

New York (City of)
  (Subseries E-3); VRD
  Unlimited Tax Series
  2005 E GO (LOC-Bank of
  America, N.A.)
  2.75%, 08/01/34(b)(c)   A-1+   VMIG-1    $58,200    $   58,200,000
====================================================================
                                                          74,200,000
====================================================================

NORTH CAROLINA-2.40%

Charlotte (City of);
  Commercial Paper
  Series 2005 BAN GO
  2.65%, 01/11/06         A-1+     --        4,700         4,700,000
--------------------------------------------------------------------
  2.70%, 04/04/06         A-1+     --        7,600         7,600,000
--------------------------------------------------------------------
  2.92%, 05/09/06         A-1+     --        1,900         1,900,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency (Barton
  College); Educational
  Facilities VRD Series
  2004 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 07/01/19(b)(c)    --    VMIG-1      5,325         5,325,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Canterbury School
  Project); Educational
  Facilities VRD Series
  2002 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 08/01/22(b)(c)    --    VMIG-1        580           580,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Capital Area YMCA
  Project); VRD Series
  2002 RB (LOC-Wachovia
  Bank, N.A.)
  2.76%,
  05/01/22(b)(c)(g)        --      --       13,500        13,500,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Fayetteville
  University); Student
  Housing Facilities VRD
  Series 2001 RB (LOC-
  Wachovia Bank N.A.)
  2.75%, 11/01/33(b)(c)   A-1+     --        4,400         4,400,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Greensboro College
  Project); Educational
  Facilities VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.75%,
  09/01/27(b)(c)(g)        --      --        9,285         9,285,000
--------------------------------------------------------------------
North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Guilford College);
  Capital Facilities VRD
  Series 2005 B RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 09/01/35(b)(c)    --    VMIG-1      1,000         1,000,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State
  of) Medical Care
  Commission (Lutheran
  Services for Aging);
  Health Care Facilities
  VRD Series 1998 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.75%, 03/01/28(b)(c)    A-1   VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Pooled
  Equipment Financing
  Project); Hospital VRD
  Series 1985 ACES RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/25(b)(d)    A-1   VMIG-1      5,200         5,200,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission
  (Southeastern Regional
  Medical Center);
  Hospital VRD Series
  2005 (LOC-Branch
  Banking & Trust Co.)
  2.77%, 06/01/37(b)(c)    --    VMIG-1      3,000         3,000,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission (Westcare
  Health System);
  Hospital VRD Series
  2002 A RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 09/01/22(b)(c)    --    VMIG-1      7,855         7,855,000
--------------------------------------------------------------------
North Carolina (State
  of) Medical Care
  Commission; Refunding
  First Mortgage Health
  Care Facilities VRD
  Series 2004 C RB
  (LOC-SunTrust Bank)
  2.77%, 11/01/27(b)(c)    --    VMIG-1      3,500         3,500,000
--------------------------------------------------------------------
Wachovia MERLOTs (North
  Carolina (State of)
  Eastern Municipal
  Power Agency); VRD
  Series 2005 A02 RB
  (Acquired 04/12/05;
  Cost $7,140,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1      7,140         7,140,000
====================================================================
                                                          79,985,000
====================================================================

OHIO-2.84%

Akron, Bath & Copley
  (Townships of) Joint
  Township Hospital
  District (Summa Health
  Systems); Hospital
  Facilities VRD Series
  2004 B RB
  (LOC-JPMorgan Chase
  Bank)
  2.78%, 11/01/34(b)(c)    --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OHIO-(CONTINUED)

Cambridge (City of)
  Hospital Facilities
  (Regional Medical
  Center Project);
  Refunding &
  Improvement VRD Series
  2001 RB (LOC-National
  City Bank)
  2.78%, 12/01/21(b)(c)    --    VMIG-1    $10,790    $   10,790,000
--------------------------------------------------------------------
Centerville (City of)
  (Bethany Lutheran
  Village Project);
  Health Care VRD Series
  1994 RB (LOC-National
  City Bank)
  2.79%, 11/01/13(b)(c)    --    VMIG-1      2,905         2,905,000
--------------------------------------------------------------------
Cuyahoga (County of)
  Health Care Facilities
  (Judson Retirement
  Community); Refunding
  VRD Series 2000 RB
  (LOC-National City
  Bank)
  2.77%, 11/15/19(b)(c)    A-1     --        3,735         3,735,000
--------------------------------------------------------------------
Franklin (County of)
  Health Care Facilities
  (First Community
  Village); Refunding &
  Improvement VRD Series
  2005 RB (LOC-Sovereign
  Bank, KBC Bank N.V.)
  2.77%,
  03/01/36(b)(c)(s)       A-1+     --        5,000         5,000,000
--------------------------------------------------------------------
Lakewood (City of);
  Limited Tax Series
  2005 BAN GO
  3.50%, 06/15/06          --     MIG-1      4,000         4,020,121
--------------------------------------------------------------------
Lorain (County of) (EMH
  Regional Medical
  Center Project);
  Hospital Facilities
  VRD Series 2001 RB
  (LOC-National City
  Bank)
  2.82%,
  05/01/26(b)(c)(p)        --      --       14,730        14,730,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 1997 B RB
  (INS-MBIA Insurance
  Corp.)
  2.75%, 12/01/28(b)(d)   A-1+   VMIG-1     19,100        19,100,000
--------------------------------------------------------------------
Mahoning (County of)
  Hospital Facilities
  (Forum Health
  Obligation Group); VRD
  Series 2002 B RB
  (LOC-Fifth Third Bank)
  2.77%, 12/01/27(b)(c)    --    VMIG-1      6,800         6,800,000
--------------------------------------------------------------------
Marion (County of)
  (Pooled Lease
  Program); Hospital
  Improvement VRD Series
  1990 RB (LOC-JPMorgan
  Chase Bank)
  2.77%, 08/01/20(b)(c)   A-1+     --        1,245         1,245,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
OHIO-(CONTINUED)

Middleburg Heights (City
  of) (Southwest General
  Health); Hospital
  Improvement VRD Series
  1997 RB (LOC-Fifth
  Third Bank)
  2.77%, 08/15/22(b)(c)   A-1+     --      $ 5,230    $    5,230,000
--------------------------------------------------------------------
Montgomery (County of)
  (St. Vincent DePaul
  Society); Limited
  Obligation VRD Series
  1996 RB (LOC-National
  City Bank)
  2.78%, 12/01/10(b)(c)    A-1     --        1,560         1,560,000
--------------------------------------------------------------------
Solon (City of); Series
  2004 BAN
  2.75%, 12/01/05(p)       --      --        3,000         3,003,322
--------------------------------------------------------------------
Summit (County of) Port
  Authority (Lawrence
  School Project); VRD
  Series 2005 RB
  (LOC-Fifth Third Bank)
  2.68%,
  08/01/30(b)(c)(g)        --      --        8,475         8,475,000
--------------------------------------------------------------------
Upper Arlington (City
  of); Street
  Improvement Limited
  Tax Series 2005 BAN GO
  3.00%, 01/10/06          --     MIG-1      1,802         1,806,063
--------------------------------------------------------------------
Youngstown (City of)
  Local School District;
  Classroom Facilities &
  School Improvement
  Unlimited Tax Series
  2005 GO (INS-Financial
  Security Assurance
  Inc.)
  3.00%, 12/01/05(d)       AAA     Aaa       1,000         1,001,281
====================================================================
                                                          94,400,787
====================================================================

OKLAHOMA-1.67%

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks
  Apartments Projects);
  Refunding Multi-Family
  Housing VRD Series
  2000 RB (CEP-Federal
  National Mortgage
  Association)
  2.77%, 07/15/30(b)(m)   A-1+     --       27,695        27,695,000
--------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (Capitol
  Dome Project); VRD
  Series 2001 RB
  (LOC-Bank of America,
  N.A.)
  2.85%, 06/01/11(b)(c)   A-1+     --        2,910         2,910,000
--------------------------------------------------------------------
Oklahoma (State of)
  Water Resource Board
  Program; State Loan
  Program
  VRD Series 1995 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        6,690         6,690,000
--------------------------------------------------------------------
  VRD Series 1997 RB
  2.75%, 03/01/06(e)(f)   A-1+     --        5,865         5,865,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

OKLAHOMA-(CONTINUED)

Payne (County of)
  Economic Development
  Authority (Oklahoma
  State University
  Foundation Phase III
  Project); Student
  Housing VRD Series
  2002 RB (INS-Ambac
  Assurance Corp.)
  2.78%, 07/01/32(b)(d)    --    VMIG-1    $10,000    $   10,000,000
--------------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (YMCA of Greater Tulsa
  Project); VRD Series
  1999 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.75%,
  05/01/19(b)(c)(g)        --      --        2,355         2,355,000
====================================================================
                                                          55,515,000
====================================================================

OREGON-0.08%

JPMorgan PUTTERs (City
  of Portland); Sewer
  System VRD Series 2004
  614 RB (Acquired
  12/02/04; Cost
  $1,600,000)
  2.79%,
  10/01/12(b)(k)(l)        --    VMIG-1      1,600         1,600,000
--------------------------------------------------------------------
Portland (City of)
  Housing Authority
  (Riverwood Project);
  Multi-Family Housing
  Series 1995 RB
  6.00%, 01/01/06(e)(o)    AAA     NRR       1,170         1,180,594
====================================================================
                                                           2,780,594
====================================================================

PENNSYLVANIA-5.34%

ABN AMRO Munitops Ctfs.
  Trust (City of Reading
  School District);
  Non-AMT VRD Series
  2003-20 Ctfs.
  (Acquired 03/02/05;
  Cost $4,225,000)
  2.78%,
  07/15/11(b)(g)(k)(l)     --      --        4,225         4,225,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2001-30
  Ctfs. (Acquired
  10/31/02; Cost
  $5,000,000)
  2.77%,
  09/01/09(b)(k)(l)        --    VMIG-1      5,000         5,000,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (State of
  Pennsylvania Public
  School Building
  Authority); Non-AMT
  VRD Series 2003-24
  Ctfs. (Acquired
  03/08/04; Cost
  $16,500,000)
  2.77%,
  06/01/11(b)(k)(l)        --    VMIG-1     16,500        16,500,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2002 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 08/01/32(b)(c)    --    VMIG-1    $10,300    $   10,300,000
--------------------------------------------------------------------
Allegheny (County of)
  Industrial Development
  Authority (Carnegie
  Museums of
  Pittsburgh); VRD
  Series 2005 IDR
  (LOC-Citizens Bank of
  Pennsylvania)
  2.75%, 04/01/35(b)(c)    --    VMIG-1      4,000         4,000,000
--------------------------------------------------------------------
Chartiers Valley
  (Community of)
  Industrial &
  Commercial Development
  Authority (Asbury
  Villas Project); VRD
  Series 2000 B IDR
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 12/01/30(b)(c)    A-1     --        7,160         7,160,000
--------------------------------------------------------------------
Chester (County of)
  Health & Educational
  Facilities Authority
  (Kendall-Crosslands
  Community Project);
  Retirement Community
  VRD Series 2003 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  04/01/33(b)(c)(s)       A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
Delaware (County of)
  Authority (Riddle
  Village Project);
  Refunding VRD Series
  2005 A RB
  (LOC-Sovereign Bank,
  Lloyds Bank)
  2.75%,
  06/01/36(b)(c)(s)       A-1+     --        8,230         8,230,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/17(b)(c)(s)       A-1+   VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/19(b)(c)(s)       A-1+   VMIG-1      3,400         3,400,000
--------------------------------------------------------------------
Delaware Valley (County
  of) Regional Finance
  Authority; VRD Series
  1985 A RB
  (LOC-National
  Australia Bank)
  2.75%,
  12/01/20(b)(c)(s)       A-1+   VMIG-1      4,750         4,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Delaware Valley
  Regional); VRD Series
  2001-3801 COP
  (Acquired 06/04/01;
  Cost $8,900,000)
  2.78%,
  08/01/28(b)(k)(l)       A-1+     --        8,900         8,900,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

PENNSYLVANIA-(CONTINUED)

Emmaus (City of) General
  Authority
  (Pennsylvania Loan
  Program); VRD Series
  2000 A RB
  (INS-Financial
  Security Assurance
  Corp.)
  2.78%, 03/01/30(b)(d)   A-1+     --      $ 2,450    $    2,450,000
--------------------------------------------------------------------
Franklin (County of)
  Industrial Development
  Authority
  (Chambersburg Hospital
  Obligated Group
  Projects); Health Care
  VRD Series 2000 IDR
  (INS-Ambac Assurance
  Corp.)
  2.85%, 12/01/24(b)(d)   A-1+     --        3,385         3,385,000
--------------------------------------------------------------------
Geisinger Authority
  (Geisinger Health
  System); Commercial
  Paper Notes Series
  2005
  2.47%, 10/05/05         A-1+   VMIG-1     30,000        30,000,000
--------------------------------------------------------------------
Lackawanna (County of);
  Unlimited Tax Series
  2004 B GO
  (INS-Financial
  Security Assurance
  Inc.)
  2.78%, 10/15/29(b)(d)   A-1+     --       11,335        11,335,000
--------------------------------------------------------------------
Lehigh (County of)
  Industrial Development
  Authority (Allegheny
  Electric Coop. Inc.);
  Refunding
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  06/01/14(c)(j)(s)       A-1+     --          950           950,000
--------------------------------------------------------------------
  VRD Series 1984 PCR
  (LOC-Rabobank
  Nederland)
  2.60%,
  10/01/14(c)(j)(s)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Luzerne (County of)
  Industrial Development
  Authority (Methodist
  Homes); VRD Series
  2003 IDR
  (LOC-Sovereign Bank,
  Bank of New York)
  2.81%, 02/01/29(b)(c)   A-1+     --        3,200         3,200,000
--------------------------------------------------------------------
Montgomery (County of)
  Higher Education &
  Health Authority (Holy
  Redeemer Health
  System); Health Care
  Series 1997 A RB
  (INS-Ambac Assurance
  Corp.)
  5.50%, 10/01/05(d)       AAA     Aaa       2,240         2,240,000
--------------------------------------------------------------------
Montgomery (County of)
  Industrial Development
  Authority (Peco);
  Refunding VRD Series
  1999 A PCR
  (LOC-Wachovia Bank,
  N.A.)
  2.76%, 10/01/30(b)(c)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (Washington &
  Jefferson
  Development); VRD
  Series 2005 A RB
  (LOC-Sovereign Bank,
  UniCredito Italiano
  S.p.A.)
  2.79%,
  11/01/36(b)(c)(s)        --    VMIG-1    $ 3,000    $    3,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (University
  Properties, Inc.
  Student Housing
  Project); VRD Series
  2004 A RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.77%, 08/01/35(b)(c)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Pennsylvania (State of)
  Intergovernmental
  Cooperative Authority
  (Philadelphia
  Funding); Refunding
  Special Tax VRD Series
  2003 RB (INS-Ambac
  Assurance Corp.)
  2.76%, 06/15/22(b)(d)   A-1+   VMIG-1     15,500        15,500,000
--------------------------------------------------------------------
Philadelphia (City of)
  Authority for
  Industrial Development
  (Pennsylvania School
  for the Deaf); VRD
  Series 2002 RB
  (LOC-Citizens Bank of
  Pennsylvania)
  2.80%, 11/01/32(b)(c)    --    VMIG-1      1,900         1,900,000
--------------------------------------------------------------------
Pottstown (Borough of)
  Authority (The Hill
  School Project);
  Educational Facilities
  VRD Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.78%,
  08/01/32(b)(c)(s)        --    VMIG-1      1,400         1,400,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Scranton & County
  of Lackawanna Health &
  Welfare Authority);
  VRD Series 2002 A-18
  RB (Acquired 03/22/02;
  Cost $5,075,000)
  2.77%,
  03/01/15(b)(k)(l)        --    VMIG-1      5,075         5,075,000
--------------------------------------------------------------------
Wilkinsburg (City of)
  Joint Water Authority;
  Refunding Water Series
  2002 B RB
  (INS-Financial
  Security Assurance
  Inc.)
  4.25%, 03/15/06(d)       AAA     Aaa       1,065         1,072,954
====================================================================
                                                         177,552,954
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


SOUTH CAROLINA-2.59%

Charleston (County of)
  School District
  Development Corp.;
  Unlimited Tax Series
  2005 TAN GO (CEP-South
  Carolina State
  Department of
  Education)
  3.75%, 04/13/06          --     MIG-1    $17,265    $   17,373,562
--------------------------------------------------------------------
Cherokee (County of)
  (Newark Electronics
  Division); Industrial
  VRD Series 1985 RB
  (LOC-LaSalle Bank
  N.A.)
  2.76%, 12/01/15(b)(c)    A-1     --        6,500         6,500,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of South
  Carolina Public
  Service Authority);
  VRD Series 2000-4001 A
  COP (Acquired
  09/08/00; Cost
  $10,100,000)
  2.79%,
  01/01/22(b)(k)(l)       A-1+     --       10,100        10,100,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (State of South
  Carolina
  Transportation
  Infrastructure Bank);
  Floating Rate Trust
  Ctfs. VRD Series
  2002-728 RB (Acquired
  01/13/02; Cost
  $7,185,000)
  2.78%,
  11/15/02(b)(k)(l)        --    VMIG-1      7,185         7,185,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (Morris
  College Project); VRD
  Series 1997 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/30/02; Cost
  $2,100,000)
  2.80%,
  07/01/17(b)(c)(k)       A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Educational
  Facilities Authority
  for Non-Profit
  Institutions (The
  Allen University
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 03/27/01;
  Cost $2,700,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
South Carolina (State
  of) Housing Finance &
  Development Authority
  (Spartanburg-Oxford
  Project); Refunding
  Multi-Family Rental
  Housing VRD 2001 A RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.75%, 08/01/31(b)      A-1+     --        5,385         5,385,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Children's
  Home Project); VRD
  Series 2003 RB
  (LOC-Branch Banking &
  Trust Co.)
  2.77%, 03/01/23(b)(c)    --    VMIG-1    $ 3,365    $    3,365,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Carolina Piedmont
  Foundation Project);
  VRD Series 2002 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  09/01/32(b)(c)(g)        --      --        3,900         3,900,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Catholic Diocese of
  South Carolina
  Project); VRD Series
  1998 RB (LOC-Bank of
  America, N.A.)
  (Acquired 07/23/02;
  Cost $2,840,000)
  2.80%,
  09/01/18(b)(c)(k)       A-1+     --        2,840         2,840,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Hammond School
  Project); VRD Series
  2005 RB (LOC-Carolina
  First Bank, Wells
  Fargo Bank, N.A.)
  2.76%, 05/01/35(b)(c)   A-1+     --        2,100         2,100,000
--------------------------------------------------------------------
South Carolina (State
  of) Jobs-Economic
  Development Authority
  (Presbyterian Home of
  South Carolina
  Project); VRD Series
  2003 A RB
  (LOC-Wachovia Bank,
  N.A.)
  2.81%, 04/01/20(b)(c)   A-1+     --        4,360         4,360,000
--------------------------------------------------------------------
Wachovia MERLOTs (State
  of South Carolina
  Public Service
  Authority); VRD Series
  2000 L RB (Acquired
  02/25/00; Cost
  $18,090,000)
  2.77%,
  01/01/22(b)(k)(l)        --    VMIG-1     18,090        18,090,000
====================================================================
                                                          85,998,562
====================================================================

SOUTH DAKOTA-0.09%

South Dakota (State of)
  Health & Educational
  Facilities Authority
  (University of Sioux
  Falls); VRD Series
  2001 RB (LOC-Wells
  Fargo Bank, N.A.)
  2.76%, 10/01/16(b)(c)   A-1+     --        2,960         2,960,000
====================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------


TENNESSEE-3.32%

Clarksville (City of)
  Public Building
  Authority
  (Murfreesboro); Pooled
  Financing VRD Series
  1996 RB (LOC-SunTrust
  Bank) (Acquired
  06/30/05; Cost
  $2,800,000)
  2.75%,
  07/01/11(b)(c)(k)        --    VMIG-1    $ 2,800    $    2,800,000
--------------------------------------------------------------------
Clarksville (City of)
  Public Building
  Authority (Tennessee
  Municipal Bond Fund);
  Pooled Financing VRD
  Series 1999 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  08/09/05; Cost
  $13,823,000)
  2.75%,
  06/01/29(b)(c)(k)(m)     --    VMIG-1     13,823        13,823,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Chattanooga);
  VRD Series 2000-4202 A
  COP (Acquired
  10/10/00; Cost
  $14,040,000)
  2.79%,
  10/01/27(b)(k)(l)       A-1+     --       14,040        14,040,000
--------------------------------------------------------------------
Greeneville (City of)
  Industrial Development
  Board (Pet Inc.
  Project); Refunding
  VRD Series 1993 IDR
  (LOC-BNP Paribas)
  2.78%,
  05/01/13(b)(c)(s)        --      Aa2       2,050         2,050,000
--------------------------------------------------------------------
Jackson (City of) Energy
  Authority; Wastewater
  System VRD Series 2002
  RB (INS-Financial
  Security Assurance
  Inc.)
  2.75%, 12/01/22(b)(d)    --    VMIG-1      5,500         5,500,000
--------------------------------------------------------------------
Knox (County of) Health
  Educational & Housing
  Facility Board
  (Volunteer Student
  Housing LLC Project);
  Student Housing VRD
  Series 2002 RB
  (LOC-Allied Irish
  Banks plc)
  2.77%,
  09/01/34(b)(c)(s)        --    VMIG-1      7,000         7,000,000
--------------------------------------------------------------------
Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (City of
  Nashville & County of
  Davidson); Unlimited
  Tax VRD Series
  2003-871 GO (Acquired
  11/17/03; Cost
  $4,995,000)
  2.78%,
  10/15/10(b)(k)(l)        --    VMIG-1      4,995         4,995,000
--------------------------------------------------------------------
Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Health &
  Educational Facilities
  Board (Adventist
  Health System); VRD
  Series 1997 A RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/27(b)(c)   A-1+   VMIG-1      2,325         2,325,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government Industrial
  Development Board
  (YMCA Projects); VRD
  Series 1998 RB
  (LOC-Bank of America,
  N.A.) (Acquired
  07/11/05; Cost
  $5,935,000)
  2.75%,
  12/01/18(b)(c)(g)(k)     --      --      $ 5,935    $    5,935,000
--------------------------------------------------------------------
Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement); VRD
  Series 1995 A RB
  (INS-Ambac Assurance
  Corp.)
  2.77%,
  06/01/15(b)(d)(m)        --    VMIG-1      4,870         4,870,000
--------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  (INS-Ambac Assurance
  Corp.)
  2.77%, 06/01/06(b)(d)    --    VMIG-1        615           615,000
--------------------------------------------------------------------
  VRD Series 1997 I A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/22(b)(d)    --    VMIG-1      5,900         5,900,000
--------------------------------------------------------------------
  VRD Series 1997 II E-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/21(b)(d)    --    VMIG-1      2,100         2,100,000
--------------------------------------------------------------------
  VRD Series 1997 II E-3
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/10(b)(d)    --    VMIG-1      1,285         1,285,000
--------------------------------------------------------------------
  VRD Series 1997 II E-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
  VRD Series 1997 II F-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/17(b)(d)    --    VMIG-1      1,035         1,035,000
--------------------------------------------------------------------
  VRD Series 1997 II F-5
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/27(b)(d)    --    VMIG-1      2,210         2,210,000
--------------------------------------------------------------------
  VRD Series 1999 II A-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/24(b)(d)    --    VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
  VRD Series 1999 II B-1
  RB (INS-Ambac
  Assurance Corp.)
  2.77%, 06/01/25(b)(d)    --    VMIG-1      1,700         1,700,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-1
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/35(d)(h)    --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
  VRD Series 2005 V1 F-3
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/30(d)(h)    --    VMIG-1      5,850         5,850,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TENNESSEE-(CONTINUED)

Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement);
  VRD Series 2005 V1 F-4
  RB (INS-XL Capital
  Assurance Inc.)
  2.83%, 06/01/14(d)(h)    --    VMIG-1    $ 2,500    $    2,500,000
--------------------------------------------------------------------
Shelby (County of)
  Health, Educational &
  Housing Facilities
  Board (Memphis College
  Art Project); VRD
  Series 2003 RB
  (LOC-Regions Bank)
  2.79%, 08/01/23(b)(c)    --    VMIG-1      3,985         3,985,000
--------------------------------------------------------------------
Williamson (County of)
  Industrial Development
  Board (Currey Ingram
  Academy); Educational
  Facilities VRD Series
  2003 RB (LOC-SunTrust
  Bank)
  2.83%, 04/01/23(b)(c)    --    VMIG-1      2,400         2,400,000
====================================================================
                                                         110,468,000
====================================================================

TEXAS-10.78%

ABN AMRO Munitops Ctfs.
  Trust (City of Leander
  Independent School
  District); Unlimited
  Multi-State Non-AMT
  VRD Series 2002-16
  Ctfs. (Acquired
  08/20/03; Cost
  $5,395,000)
  2.78%,
  08/15/10(b)(k)(l)        --    VMIG-1      5,395         5,395,000
--------------------------------------------------------------------
Aldine (City of)
  Independent School
  District; Unlimited
  Tax School Building
  VRD Series 2003 GO
  (CEP-Texas Permanent
  School Fund)
  2.75%, 06/15/06(e)(q)   A-1+   VMIG-1      3,750         3,750,000
--------------------------------------------------------------------
Amarillo (City of)
  Health Facilities
  Corp. (Panhandle
  Pooled Health Care
  Loan Program); ACES
  VRD Series 1985 RB
  (LOC-BNP Paribas)
  2.85%,
  05/31/25(b)(c)(m)(s)     --    VMIG-1      6,633         6,633,000
--------------------------------------------------------------------
Austin (County of)
  Industrial Development
  Corp. (Justin
  Industries Inc.
  Project); VRD Series
  1984 IDR (LOC-JPMorgan
  Chase Bank)
  2.75%, 12/01/14(b)(c)    --      P-1       1,400         1,400,000
--------------------------------------------------------------------
Crawford (City of)
  Education Facilities
  Corp. (Prince Peace
  Christian School); VRD
  Series 2005 RB
  (LOC-Wachovia Bank,
  N.A.)
  2.75%, 05/01/30(b)(c)   A-1+     --        5,825         5,825,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Crawford (City of)
  Education Facilities
  Corp. Package
  (University Parking
  System Project);
  Refunding VRD Series
  2004 A RB (LOC-BNP
  Paribas)
  2.84%,
  05/01/35(b)(c)(s)        --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston
  Airport); VRD Series
  2000-4307 COP
  (Acquired 11/15/00;
  Cost $15,750,000)
  2.79%,
  07/01/28(b)(k)(l)       A-1+     --       15,750        15,750,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  1997-4305 A COP
  (Acquired 04/27/99;
  Cost $14,005,000)
  2.79%,
  12/01/27(b)(k)(l)       A-1+     --       14,005        14,005,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (City of Houston Water
  & Sewer); VRD Series
  2002-6019 A COP
  (Acquired 11/13/02;
  Cost $8,910,000)
  2.79%,
  12/01/30(b)(k)(l)       A-1+     --        8,910         8,910,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2001-4305 COP
  (Acquired 05/08/01;
  Cost $7,390,000)
  2.79%,
  08/01/14(b)(k)(l)       A-1+     --        7,390         7,390,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (Harris County Toll
  Road); VRD Series
  2002-6012 A COP
  (Acquired 11/20/02;
  Cost $1,580,000)
  2.79%,
  08/15/30(b)(k)(l)       A-1+     --        1,580         1,580,000
--------------------------------------------------------------------
Grand Prairie (City of)
  Housing Finance Corp.
  (Lincoln Property
  Co.); Refunding
  Multi-Family Housing
  VRD Series 1993 RB
  (CEP-General Electric
  Corp.)
  2.83%, 06/01/10(b)      A-1+     --        2,700         2,700,000
--------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp. (St.
  Luke's Episcopal);
  Refunding VRD Series
  2005 A RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  2.78%, 02/15/32(b)(d)   A-1+   VMIG-1     13,000        13,000,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Harris (County of)
  Health Facilities
  Development Corp.
  (Texas Children's
  Hospital Project);
  Refunding Hospital
  Series 1995 RB
  6.00%, 10/01/05(r)       AAA     Aaa     $ 1,250    $    1,250,000
--------------------------------------------------------------------
Harris (County of)
  Hospital District;
  Sub. Lien Commercial
  Paper Series 2005 A RN
  (LOC-Bank of America,
  N.A.)
  2.45%, 10/17/05(c)      A-1+     --       11,251        11,251,000
--------------------------------------------------------------------
Harris (County of)
  Houston Texas Sports
  Authority (Rodeo); Jr.
  Lein VRD Series 2001 C
  RB (INS-MBIA Insurance
  Corp.)
  2.83%, 11/15/30(b)(d)   A-1+   VMIG-1      6,300         6,300,000
--------------------------------------------------------------------
Harris (County of)
  Industrial Development
  Corp. (Baytank Houston
  Inc. Project);
  Refunding VRD Series
  1998 RB (LOC-Royal
  Bank of Canada)
  2.76%,
  02/01/20(b)(c)(s)       A-1+     --        1,600         1,600,000
--------------------------------------------------------------------
Hays (County of)
  Memorial Health
  Facilities Development
  Corp. (Central Texas
  Medical Center
  Project); Hospital VRD
  Series 1990 B RB
  (LOC-SunTrust Bank)
  2.75%, 11/15/14(b)(c)   A-1+     --       10,200        10,200,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO Project);
  VRD Series 1985 PCR
  2.70%,
  11/01/05(e)(f)(s)       A-1+     P-1      10,640        10,640,000
--------------------------------------------------------------------
Hockley (County of)
  Industrial Development
  Corp. (AMOCO
  Project-Standard Oil
  Co.); VRD Series 1983
  PCR
  2.80%,
  03/01/06(e)(f)(s)       A-1+     --       12,775        12,775,000
--------------------------------------------------------------------
Houston (City of);
  Commercial Paper Notes
  Series 2005 D GO
  2.62%, 10/18/05          A-1     P-1       7,000         7,000,000
--------------------------------------------------------------------
  Series 2005 D GO
  2.65%, 11/15/05          A-1     P-1      17,000        17,000,000
--------------------------------------------------------------------
Houston (City of) Health
  Facilities Development
  Corp. (Buckingham
  Senior Living
  Project); Retirement
  Facility VRD Series
  2004 C RB (LOC-LaSalle
  Bank N.A.)
  2.76%,
  02/15/34(b)(c)(g)        --      --        1,100         1,100,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Houston (City of) Higher
  Education Finance
  Corp. (Houston Baptist
  University); Higher
  Education Refunding
  VRD Series 2000 RB
  (LOC-JPMorgan Chase
  Bank)
  2.83%,
  07/01/20(b)(c)(g)        --      --      $ 3,565    $    3,565,000
--------------------------------------------------------------------
Houston (City of) Higher
  Education Finance
  Corp. (Tierwester
  Oaks); Housing VRD
  Series 2003 A RB
  (LOC-Bank of New York)
  2.67%, 03/01/33(c)(j)    --    VMIG-1     11,085        11,085,000
--------------------------------------------------------------------
Hunt (County of) Health
  Facilities Development
  Corp. (Universal
  Health Services
  Greenville); VRD
  Series 1985 IDR
  (LOC-JPMorgan Chase
  Bank)
  2.76%, 10/01/15(b)(c)   A-1+     --        3,100         3,100,000
--------------------------------------------------------------------
JPMorgan PUTTERs (County
  of Bexar); Limited Tax
  VRD Series 2004 530 GO
  (Acquired 10/28/04;
  Cost $4,635,000)
  2.75%,
  06/15/12(b)(k)(l)        --    VMIG-1      4,635         4,635,000
--------------------------------------------------------------------
Kendleton (City of)
  Higher Education
  Finance Corp. (Dallas
  Theological Project);
  VRD Limited Tax
  Obligation Series 2003
  A RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 07/01/33(b)(c)   A-1+     --        1,300         1,300,000
--------------------------------------------------------------------
Lamar (County of)
  Consolidated
  Independent School
  District; Unlimited
  Tax Series 1999 GO
  (CEP-Texas Permanent
  School Fund)
  6.50%, 02/15/06          AAA     Aaa       1,240         1,257,678
--------------------------------------------------------------------
Lancaster (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series
  2002 GO (CEP-Texas
  Permanent
  School Fund)
  4.00%, 02/15/06          --      Aaa       1,005         1,010,251
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (City of Brazosport
  Independent School
  District); Refunding
  Unlimited Tax VRD
  Series 2003 PT-1690 GO
  (Acquired 02/20/03;
  Cost $4,868,000)
  2.79%,
  08/15/10(b)(k)(l)        --    VMIG-1      4,868         4,868,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

TEXAS-(CONTINUED)

Merrill Lynch P-Floats
  (County of Lamar
  Independent School
  District); Unlimited
  Tax VRD Series 2005
  PT-2860 GO (Acquired
  09/09/05; Cost
  $9,775,000)
  2.79%,
  02/15/25(b)(k)(l)        A-1     --      $ 9,775    $    9,775,000
--------------------------------------------------------------------
Merrill Lynch P-Floats
  (Harris County
  Hospital District);
  VRD Series 2002 PT-665
  RB (Acquired 10/02/02;
  Cost $5,935,000)
  2.79%,
  08/15/08(b)(k)(l)        A-1     --        5,935         5,935,000
--------------------------------------------------------------------
Mesquite (City of)
  Health Facilities
  Development Corp.;
  Retirement Facility
  VRD Series 2000 C RB
  (LOC-LaSalle Bank
  N.A.)
  2.77%, 02/15/30(b)(c)    A-1     --        7,630         7,630,000
--------------------------------------------------------------------
Metropolitan Higher
  Education Authority
  (University of Dallas
  Project); Higher
  Education VRD Series
  1999 RB (LOC-JPMorgan
  Chase Bank)
  2.80%,
  05/01/19(b)(c)(g)        --      --        6,170         6,170,000
--------------------------------------------------------------------
Nueces (County of)
  Health Facilities
  Development Corp.
  (Driscoll Children's
  Foundation); Floating
  Rate Series 1985 RB
  (LOC-JPMorgan Chase
  Bank)
  2.82%, 07/01/15(b)(c)    --    VMIG-1      1,200         1,200,000
--------------------------------------------------------------------
Polly Ryon Hospital
  Authority (Polly Ryon
  Memorial Hospital);
  Hospital VRD Series
  2001 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 11/01/26(b)(c)   A-1+     --        1,100         1,100,000
--------------------------------------------------------------------
Red River Authority
  (Southwestern Public
  Services); Refunding
  VRD Series 1996 PCR
  (INS-Ambac Assurance
  Corp.)
  2.78%, 07/01/16(b)(d)   A-1+   VMIG-1      3,350         3,350,000
--------------------------------------------------------------------
San Gabriel Health
  Facilities Development
  Corp. (YMCA of Greater
  Williamson County
  Project); VRD Series
  2005 RB (LOC-JPMorgan
  Chase Bank)
  2.78%, 04/01/26(b)(c)    --    VMIG-1      1,100         1,100,000
--------------------------------------------------------------------
Sherman (City of) Higher
  Education Finance
  Corp. (Austin College
  Project); Higher
  Education VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  01/01/18(b)(c)(m)       A-1+     --       12,188        12,188,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of);
  Unlimited Tax Series
  2005 TRAN GO
  4.50%, 08/31/06         SP-1+   MIG-1    $39,000    $   39,516,269
--------------------------------------------------------------------
Travis (County of);
  Limited Tax Series
  2005 Ctfs. GO
  2.75%, 03/01/06          AAA     Aaa       1,225         1,225,970
--------------------------------------------------------------------
University of Texas
  Board of Regents
  (Revenue Financing
  System); Commercial
  Paper Notes Series
  2005 A
  2.55%, 10/13/05          A-1     P-1      23,378        23,378,000
--------------------------------------------------------------------
  2.62%, 10/17/05          A-1     P-1       5,000         5,000,000
--------------------------------------------------------------------
Wachovia MERLOTs (City
  of Austin); VRD Series
  2000 A26 RB (Acquired
  11/09/04; Cost
  $9,230,000)
  2.11%,
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      9,230         9,230,000
--------------------------------------------------------------------
Wachovia MERLOTs (Harris
  County Toll Road); VRD
  Series 2003 B16 RB
  (Acquired 02/19/03;
  Cost $16,010,000)
  2.77%,
  08/15/25(b)(k)(l)        --    VMIG-1     16,010        16,010,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Jefferson County
  Health Facilities
  Development Corp.);
  VRD Series 2001 A83 RB
  (Acquired 11/18/03;
  Cost $3,565,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        3,565         3,565,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Southeast Texas
  Housing Finance
  Corp.); VRD Series
  2001 A18 RB (Acquired
  11/18/03; Cost
  $2,845,000)
  2.11%,
 11/16/05(e)(k)(i)(l)(n)   A-1     --        2,845         2,845,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (University of Texas);
  Refunding VRD Series
  2003 B14 RB (Acquired
  01/29/03; Cost
  $7,990,000)
  2.77%,
  08/15/22(b)(k)(l)        --    VMIG-1      7,990         7,990,000
====================================================================
                                                         358,483,168
====================================================================

UTAH-1.14%

Duchesne (County of)
  School District (Utah
  Municipal Building
  Authority); Lease VRD
  Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 06/01/21(b)(c)   A-1+     --          900           900,000
--------------------------------------------------------------------
Eagle Mountain (City
  of); Gas & Electric
  VRD Series 2001 RB
  (LOC-BNP Paribas)
  2.74%,
  12/01/25(b)(c)(s)        --    VMIG-1      6,170         6,170,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

UTAH-(CONTINUED)

Merrill Lynch P-Floats
  (City of Murray
  Hospital); VRD Series
  2002 PA-1066 RB
  (Acquired 10/02/02;
  Cost $5,995,000)
  2.79%,
  05/15/22(b)(k)(l)        A-1     --      $ 5,995    $    5,995,000
--------------------------------------------------------------------
Salt Lake (County of)
  Housing Authority
  (Crossroads Apartments
  Project); Refunding
  Multi-Family VRD
  Series 2003 RB
  (CEP-Federal National
  Mortgage Association)
  2.77%, 02/15/31(b)      A-1+     --        4,435         4,435,000
--------------------------------------------------------------------
Sanpete (County of)
  School Facility
  (Wasatch Academy); VRD
  Series 2003 RB
  (LOC-U.S. Bank, N.A.)
  2.81%, 08/01/28(b)(c)   A-1+     --          800           800,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Intermountain Power
  Agency); Power Supply
  VRD Series 2002 A59 RB
  (Acquired 10/23/02;
  Cost $6,880,000)
  2.77%,
  07/01/10(b)(k)(l)        --    VMIG-1      6,880         6,880,000
--------------------------------------------------------------------
Wasatch (County of)
  Jordanelle Special
  Service District
  (Tuhaye Project);
  Special Assignment VRD
  Series 2005 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 09/01/25(b)(c)   A-1+     --        3,000         3,000,000
--------------------------------------------------------------------
West Jordan (City of)
  (Broadmoor Village
  Apartments LLC
  Project); Refunding
  Multi-Family Housing
  VRD Series 2004 RB
  (CEP-Federal Home Loan
  Mortgage Corp.)
  2.77%, 12/01/34(b)      A-1+     --        9,675         9,675,000
====================================================================
                                                          37,855,000
====================================================================

VERMONT-0.13%

Vermont (State of)
  Industrial Development
  Authority (Central
  Vermont Public Service
  Corp.); Hydroelectric
  VRD Series 1984 IDR
  (LOC-Citizens Bank of
  Massachusetts)
  2.65%, 12/01/13(c)(j)   A-1+     --        1,755         1,755,000
--------------------------------------------------------------------
Vermont (State of)
  Student Assistance
  Corp.; Student Loan
  VRD Series 1985 RB
  (LOC-State Street Bank
  & Trust Co.)
  2.60%, 01/01/08(c)(j)    --    VMIG-1      2,640         2,640,000
====================================================================
                                                           4,395,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

VIRGINIA-0.35%

Rockingham (County of)
  Industrial Development
  Authority (Sunnyside
  Presbyterian Home);
  Residential Care
  Facility VRD Series
  2003 RB (LOC-Branch
  Banking & Trust Co.)
  2.77%, 12/01/33(b)(c)    A-1     --      $   750    $      750,000
--------------------------------------------------------------------
Staunton (City of);
  Commercial Paper
  Series 2005 A Notes
  (LOC-Bank of America,
  N.A.) 2.65%,
  10/21/05(c)              --    VMIG-1      7,850         7,850,000
--------------------------------------------------------------------
Winchester (City of)
  Industrial Development
  Authority
  (Westminster-Cantenbury);
  Residential Care
  Facility VRD Series
  2005 B IDR (LOC-Branch
  Banking & Trust Co.)
  2.77%, 01/01/35(b)(c)    --    VMIG-1      3,000         3,000,000
====================================================================
                                                          11,600,000
====================================================================

WASHINGTON-6.45%

ABN AMRO Munitops Ctfs.
  Trust (City of Seattle
  Municipal Light &
  Power); Multi-State
  Non-AMT VRD Series
  2002-12 Ctfs.
  (Acquired 05/25/04;
  Cost $9,755,000)
  2.78%,
  03/01/09(b)(k)(l)        --    VMIG-1      9,755         9,755,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (City of
  Seattle); Multi-State
  Non-AMT VRD Limited
  Tax Series 2003-7 GO
  Ctfs. (Acquired
  05/13/03; Cost
  $10,685,000)
  2.78%,
  07/01/10(b)(g)(k)(l)     --      --       10,685        10,685,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (County of
  Skagit Public Hospital
  District No. 1);
  Multi-State Non-AMT
  VRD Series 2004-37
  Ctfs. (Acquired
  04/08/05; Cost
  $5,235,000)
  2.78%,
  12/01/12(b)(k)(l)        --    VMIG-1      5,235         5,235,000
--------------------------------------------------------------------
ABN AMRO Munitops Ctfs.
  Trust (King County);
  Multi-State Non-AMT
  VRD Limited Tax Series
  2001-1 GO Ctfs.
  (Acquired 01/04/01;
  Cost $10,000,000)
  2.78%,
  07/01/06(b)(k)(l)        --    VMIG-1     10,000        10,000,000
--------------------------------------------------------------------
Bremerton (City of)
  (Kitsap Regional
  Conference Center);
  VRD Series 2003 RB
  (LOC-Bank of America,
  N.A.)
  2.80%,
  12/01/28(b)(c)(g)        --      --        2,565         2,565,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Eagle Tax Exempt Trust
  (State of Washington
  Public Power Supply
  Systems Project No.
  2); VRD Series
  1996-4703 A COP
  (Acquired 05/02/01;
  Cost $5,870,000)
  2.79%,
  07/01/11(b)(k)(l)       A-1+     --      $ 5,870    $    5,870,000
--------------------------------------------------------------------
Eagle Tax Exempt Trust
  (State of Washington);
  VRD Series 1998-4701 A
  COP (Acquired
  07/20/00; Cost
  $14,400,000)
  2.79%,
  05/01/18(b)(k)(l)       A-1+     --       14,400        14,400,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper Notes
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     --       34,700        34,700,000
--------------------------------------------------------------------
Everett (City of) Public
  Facilities District;
  Commercial Paper TRAN
  (LOC-Bank of America,
  N.A.)
  2.52%, 10/05/05(c)      A-1+     P-1      16,800        16,800,000
--------------------------------------------------------------------
Everett (City of);
  Limited Tax VRD Series
  2001 GO (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/21(b)(c)(g)        --      --        2,600         2,600,000
--------------------------------------------------------------------
Issaquah (City of)
  Community Properties;
  VRD Special Revenue
  Series 2001 A RB
  (LOC-Bank of America,
  N.A.)
  2.77%, 02/15/21(b)(c)    --    VMIG-1     10,150        10,150,000
--------------------------------------------------------------------
JPMorgan PUTTERs (State
  of Washington);
  Unlimited Tax VRD
  Series 2004 593 GO
  (Acquired 11/18/04;
  Cost $1,500,000)
  2.79%,
  07/01/12(b)(k)(l)        --    VMIG-1      1,500         1,500,000
--------------------------------------------------------------------
King (County of)
  Economic Enterprise
  Corp. (Puget Sound
  Blood Center Project);
  VRD Series 1998 RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 04/01/23(b)(c)    --    VMIG-1      3,700         3,700,000
--------------------------------------------------------------------
Lake Tapps Parkway
  Properties; Special
  Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank, N.A.)
  2.79%,
  12/01/19(b)(c)(m)        --    VMIG-1     11,800        11,800,000
--------------------------------------------------------------------
  VRD Series 1999 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 12/01/19(b)(c)    --    VMIG-1        800           800,000
--------------------------------------------------------------------


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (Port of
  Seattle); VRD Series
  2002-739D RB (Acquired
  07/21/04; Cost
  $5,000,000)
  2.78%,
  09/01/20(b)(k)(l)        A-1     --      $ 5,000    $    5,000,000
--------------------------------------------------------------------
Pierce (County of)
  Economic Development
  Corp. (Weyerhaeuser
  Real Estate); Special
  Revenue VRD Series
  1997 RB (LOC-Bank of
  America, N.A.)
  2.79%, 01/01/27(b)(c)   A-1+   VMIG-1     12,705        12,705,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Bayview Manor
  Project); Low Income
  Housing Assistance VRD
  Series 1994 B RB
  (LOC-U.S. Bank, N.A.)
  2.79%, 05/01/19(b)(c)   A-1+     --        2,225         2,225,000
--------------------------------------------------------------------
Seattle (City of)
  Housing Authority
  (Pioneer Human
  Services Project);
  Refunding VRD Series
  1995 RB (LOC-U.S.
  Bank, N.A.)
  2.78%, 12/01/15(b)(c)   A-1+     --        2,295         2,295,000
--------------------------------------------------------------------
Seattle (Port of)
  Industrial Development
  Corp. (Sysco Food
  Services of Seattle,
  Inc. Project);
  Refunding VRD Series
  1994 IDR
  2.83%, 11/01/25(b)(m)   A-1+   VMIG-1      4,891         4,891,000
--------------------------------------------------------------------
Snohomish (County of)
  Housing Authority
  (Ebey Arms Centerhouse
  Project); Refunding
  Housing VRD Series
  2003 RB (LOC-Bank of
  America, N.A.)
  2.80%,
  12/01/34(b)(c)(g)        --      --        6,245         6,245,000
--------------------------------------------------------------------
Wachovia MERLOTs
  (Central Puget Sound
  Regional Transit
  Authority); Sales Tax
  & Motor VRD Series
  2001 A46 RB (Acquired
  11/12/03; Cost
  $6,265,000)
  2.11%
 11/10/05(e)(k)(i)(l)(n)   --    VMIG-1      6,265         6,265,000
--------------------------------------------------------------------
Washington (State of)
  Economic Development
  Finance Authority
  (Seadrunar Recycling
  LLC Project); Economic
  Development VRD Series
  2000 E RB (LOC-U.S.
  Bank, N.A.)
  2.80%, 08/01/25(b)(c)   A-1+     --        2,545         2,545,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WASHINGTON-(CONTINUED)

Washington (State of)
  Higher Education
  Facilities Authority
  (Cornish College Arts
  Project); VRD Series
  2003 A RB (LOC-Bank of
  America, N.A.)
  2.79%, 12/01/33(b)(c)    --    VMIG-1    $ 5,000    $    5,000,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Antioch
  University Project);
  Non-Profit Refunding
  VRD Series 2005 RB
  (LOC-U.S. Bank, N.A.)
  3.00%,
  01/02/06(c)(e)(q)       A-1+     --        6,780         6,780,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Judson
  Park Project);
  Non-Profit Housing
  Refunding VRD Series
  2004 A RB (LOC-U.S.
  Bank, N.A.)
  2.75%,
  01/01/29(b)(c)(g)        --      --        9,970         9,970,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (Nikkei
  Concerns Project);
  Non-Profit Housing VRD
  Series 1994 RB
  (LOC-U.S. Bank, N.A.)
  2.80%, 10/01/19(b)(c)   A-1+     --        4,100         4,100,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (The
  Evergreen School
  Project); Non-Profit
  VRD Series 2002 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.76%, 07/01/28(b)(c)   A-1+     --        2,620         2,620,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (University
  Preparatory Academy
  Project); Non-Profit
  VRD Series 2000 RB
  (LOC-Bank of America,
  N.A.)
  2.80%, 07/01/30(b)(c)    --    VMIG-1      1,250         1,250,000
--------------------------------------------------------------------
Washington (State of)
  Housing Finance
  Commission (YMCA of
  Columbia-Willamette);
  Non-Profit Revenue VRD
  Series 1999 RB
  (LOC-Wells Fargo Bank,
  N.A.)
  2.81%, 08/01/24(b)(c)   A-1+     --        2,200         2,200,000
====================================================================
                                                         214,651,000
====================================================================

WEST VIRGINIA-1.38%

West Virginia (State of)
  Hospital Finance
  Authority (Pallottine
  Health Services, Inc.
  Project); Refunding
  VRD Series 2003 A-1 RB
  (LOC-JPMorgan Chase
  Bank)
  2.77%, 10/01/33(b)(c)    --    VMIG-1     45,945        45,945,000
====================================================================


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-3.45%

ABN AMRO Munitops Ctfs.
  Trust (County of
  Central Brown Water
  Authority); Non-AMT
  VRD Series 2005-25
  Ctfs. RB (Acquired
  08/01/05; Cost
  $17,370,000)
  2.78%,
  12/01/13(b)(g)(k)(l)     --      --      $17,370    $   17,370,000
--------------------------------------------------------------------
West Allis (City of)
  (State Fair Park
  Exposition Center
  Inc.); VRD Series 2001
  RB (LOC-U.S. Bank,
  N.A.)
  2.80%, 08/01/28(b)(c)    --    VMIG-1      2,300         2,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Beaver Dam Community
  Hospitals Inc.); VRD
  Series 2004 B RB
  (LOC-U.S. Bank, N.A.)
  2.75%, 08/15/34(b)(c)   A-1+     --       10,000        10,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Eastcastle Place
  Inc.); VRD Series 2004
  C RB (LOC-LaSalle Bank
  N.A.)
  2.75%, 12/01/34(b)(c)    A-1     --        7,000         7,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Felician Health Care
  Inc.); VRD Series 1994
  RB (LOC-JPMorgan Chase
  Bank)
  2.73%, 01/01/19(b)(c)   A-1+   VMIG-1      1,300         1,300,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Grace Lutheran
  Foundation Project);
  VRD Series 1999 RB
  (LOC-U.S. Bank, N.A.)
  (Acquired 09/12/05;
  Cost $1,555,000)
  2.77%,
  07/01/14(b)(c)(k)       A-1+     --        1,555         1,555,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mequon Jewish
  Project); VRD Series
  2003 RB (LOC-JPMorgan
  Chase Bank)
  2.80%, 07/01/28(b)(c)    --    VMIG-1      2,150         2,150,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  Pooled Loan VRD Series
  2003 I RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 06/01/23(b)(c)    --    VMIG-1      9,115         9,115,000
--------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)          VALUE
--------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mercy Health System);
  VRD Series 2003 C RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/15/23(b)(c)    --    VMIG-1    $ 6,900    $    6,900,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sinai Samaritan
  Medical Center Inc.);
  VRD Series 1994 A RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 09/01/19(b)(c)    A-1     --        5,350         5,350,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. John's Home);
  Pooled Loan VRD Series
  2003 J RB (LOC-M&I
  Marshall & Ilsley
  Bank)
  2.77%, 07/01/23(b)(c)    --    VMIG-1      4,085         4,085,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Luke's Medical
  Center); VRD Series
  1987 RB (LOC-KBC Bank
  N.V.) (Acquired
  05/02/05; Cost
  $28,600,000)
  2.78%,
  12/01/17(b)(c)(k)(s)     A-1     --       28,600        28,600,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (St. Mary's School);
  VRD Series 2004 RB
  (LOC-M&I Marshall &
  Ilsley Bank)
  2.77%, 08/01/19(b)(c)    A-1     --        1,830         1,830,000
--------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Wheaton Franciscan
  Services); VRD Series
  2003 B RB (LOC-U.S.
  Bank, N.A.)
  2.75%, 08/15/33(b)(c)   A-1+   VMIG-1      2,000         2,000,000
--------------------------------------------------------------------
Wisconsin (State of)
  School Districts Cash
  Flow Management
  Program; Series 2004
  B-1 COP
  3.50%, 11/01/05          --     MIG-1     15,000        15,015,757
====================================================================
                                                         114,570,757
====================================================================
TOTAL INVESTMENTS-99.33%
  (Cost
  $3,303,115,357)(t)(u)                                3,303,115,357
====================================================================
OTHER ASSETS LESS
  LIABILITIES-0.67%                                       22,402,040
====================================================================
NET ASSETS-100.00%                                    $3,325,517,397
____________________________________________________________________
====================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GAN      - Grant Anticipation Notes
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-rated
P-Floats - Puttable Floating Option Tax-Exempt Receipt
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2005.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2005.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on September 30, 2005.
(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined intermittent intervals. Rate shown is the rate in effect on September 30, 2005.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2005.
(k) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $904,786,000, which represented 27.21% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(l) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities, at the time of purchase. The aggregate market value of these securities considered illiquid at September 30, 2005 was $47,900,000 which represented 1.44% of the Fund's Net Assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(q) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2005.
(r) Secured by an escrow fund of U.S. Treasury obligations.
(s) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(t) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it will not be primarily responsible for the issuer's obligations but may be called upon to satisfy issuer's obligations.

    ENTITIES                                  PERCENTAGE
    --------                                  ----------
    Bank of America, N.A.                          11.74
    ----------------------------------------------------
    MBIA Insurance Corp.                           10.41
    ----------------------------------------------------
    Ambac Assurance Corp.                           8.27
    ----------------------------------------------------
    Financial Guaranty Insurance Co.                7.83
    ----------------------------------------------------
    Financial Security Assurance Inc.               7.27
    ----------------------------------------------------
    JPMorgan Chase Bank                             5.50
    ----------------------------------------------------
    Other Entities Less than 5%                    48.98
    ----------------------------------------------------

(u) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005
(Unaudited)

ASSETS:

Investments, at value (cost $3,303,115,357)   $3,303,115,357
------------------------------------------------------------
Cash                                              19,559,753
------------------------------------------------------------
Receivables for:
  Investments sold                                31,469,750
------------------------------------------------------------
  Interest                                        14,372,611
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               124,571
------------------------------------------------------------
Other assets                                         391,896
============================================================
  Total assets                                 3,369,033,938
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           36,453,534
------------------------------------------------------------
  Dividends                                        6,458,020
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 266,895
------------------------------------------------------------
Accrued distribution fees                            185,529
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            11,688
------------------------------------------------------------
Accrued transfer agent fees                           47,420
------------------------------------------------------------
Accrued operating expenses                            93,455
============================================================
    Total liabilities                             43,516,541
============================================================
Net assets applicable to shares outstanding   $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,325,571,149
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                              (53,752)
============================================================
                                              $3,325,517,397
____________________________________________________________
============================================================

NET ASSETS:

Institutional Class                           $2,032,584,812
____________________________________________________________
============================================================
Private Investment Class                      $  237,198,044
____________________________________________________________
============================================================
Personal Investment Class                     $   22,060,091
____________________________________________________________
============================================================
Cash Management Class                         $  576,433,214
____________________________________________________________
============================================================
Reserve Class                                 $   56,503,137
____________________________________________________________
============================================================
Resource Class                                $  360,738,338
____________________________________________________________
============================================================
Corporate Class                               $   39,999,761
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Institutional Class                            2,032,557,929
____________________________________________________________
============================================================
Private Investment Class                         237,187,523
____________________________________________________________
============================================================
Personal Investment Class                         22,057,280
____________________________________________________________
============================================================
Cash Management Class                            576,441,853
____________________________________________________________
============================================================
Reserve Class                                     56,501,337
____________________________________________________________
============================================================
Resource Class                                   360,741,734
____________________________________________________________
============================================================
Corporate Class                                   40,000,000
____________________________________________________________
============================================================
  Net asset value, and offering and
    redemption price per share for each
    class                                     $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended September 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $42,305,322
=========================================================================

EXPENSES:

Advisory fees                                                   3,576,382
-------------------------------------------------------------------------
Administrative services fees                                      303,081
-------------------------------------------------------------------------
Custodian fees                                                     73,459
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        580,920
-------------------------------------------------------------------------
  Personal Investment Class                                        72,084
-------------------------------------------------------------------------
  Cash Management Class                                           307,216
-------------------------------------------------------------------------
  Reserve Class                                                    77,930
-------------------------------------------------------------------------
  Resource Class                                                  362,510
-------------------------------------------------------------------------
  Corporate Class                                                     756
-------------------------------------------------------------------------
Transfer agent fees                                               294,204
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          61,948
-------------------------------------------------------------------------
Other                                                             373,586
=========================================================================
    Total expenses                                              6,084,076
=========================================================================
Less: Fees waived and expenses reimbursed                      (1,322,847)
=========================================================================
    Net expenses                                                4,761,229
=========================================================================
Net investment income                                          37,544,093
=========================================================================
Net realized gain from investment securities                        8,154
=========================================================================
Net increase in net assets resulting from operations          $37,552,247
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2005 and the year ended March 31, 2005 (Unaudited)

                                                              SEPTEMBER 30,       MARCH 31,
                                                                   2005              2005
==============================================================================================
OPERATIONS:

  Net investment income                                       $  37,544,093     $   36,860,093
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 8,154            (60,974)
==============================================================================================
    Net increase in net assets resulting from operations         37,552,247         36,799,119
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (24,508,875)       (24,315,215)
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (2,307,622)        (1,826,828)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (164,871)           (70,609)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (6,641,809)        (7,900,652)
----------------------------------------------------------------------------------------------
  Reserve Class                                                    (110,191)           (39,173)
----------------------------------------------------------------------------------------------
  Resource Class                                                 (3,752,146)        (2,707,616)
----------------------------------------------------------------------------------------------
  Corporate Class                                                   (58,579)                --
==============================================================================================
  Decrease in net assets resulting from distributions           (37,544,093)       (36,860,093)
==============================================================================================
Share transactions-net:
  Institutional Class                                           (84,482,381)       163,325,063
----------------------------------------------------------------------------------------------
  Private Investment Class                                       40,581,356         46,220,760
----------------------------------------------------------------------------------------------
  Personal Investment Class                                      11,183,025            483,638
----------------------------------------------------------------------------------------------
  Cash Management Class                                        (148,687,730)       (43,002,612)
----------------------------------------------------------------------------------------------
  Reserve Class                                                  47,194,948         (4,721,188)
----------------------------------------------------------------------------------------------
  Resource Class                                                 71,118,200         (9,579,676)
----------------------------------------------------------------------------------------------
  Corporate Class                                                40,000,000                 --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (23,092,582)       152,725,985
==============================================================================================
    Net increase (decrease) in net assets                       (23,084,428)       152,665,011
==============================================================================================

NET ASSETS:

  Beginning of year                                           3,348,601,825      3,195,936,814
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0, respectively)                               $3,325,517,397    $3,348,601,825
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through March 31, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the six months ended September 30, 2005, AIM waived fees of $868,847.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the six months ended September 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $242.

    The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2005, AIM was paid $303,081.

    The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2005, AISI retained $266,125.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through March 31, 2007. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the six months ended September 30, 2005, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class paid $290,460, $52,862, $245,773, $67,799, $290,008 and $756,
respectively, after FMC waived Plan fees of $290,460, $19,222, $61,443, $10,131, $72,502 and $0, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended September 30, 2005, the Fund engaged in securities purchases of $14,773,207 and sales of $194,014,926.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2005, the Fund paid legal fees of $6,053 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund did not borrow or lend under the facility during the six months ended September 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2011                                                     $   933
-----------------------------------------------------------------------------
March 31, 2013                                                      53,779
=============================================================================
Total capital loss carryforward                                    $54,712
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.


                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              SEPTEMBER 30, 2005(a)                     MARCH 31, 2005
                                                       -----------------------------------    -----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   12,037,160,746    $ 12,037,160,746     19,309,850,248    $ 19,309,850,248
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 293,700,000         293,700,000        442,201,609         442,201,609
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                 23,929,524          23,929,524         31,788,215          31,788,215
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                  4,076,805,627       4,076,805,627      5,913,083,202       5,913,083,202
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            106,165,752         106,165,752        138,866,847         138,866,847
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         1,185,563,343       1,185,563,343      1,776,129,695       1,776,129,695
---------------------------------------------------------------------------------------------------------------------------------
  Corporate Class(b)                                        40,000,000          40,000,000                 --                  --
=================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                       14,760,166          14,760,166         13,098,927          13,098,927
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                   1,724,686           1,724,686          1,185,307           1,185,307
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                     71,579              71,579              9,987               9,987
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                      5,260,422           5,260,422          5,725,182           5,725,182
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 54,231              54,231             32,528              32,528
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                             3,314,654           3,314,654          2,383,423           2,383,423
=================================================================================================================================
Reacquired:
  Institutional Class                                  (12,136,403,293)    (12,136,403,293)   (19,159,624,112)    (19,159,624,112)
---------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                (254,843,330)       (254,843,330)      (397,166,156)       (397,166,156)
---------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                (12,818,078)        (12,818,078)       (31,314,564)        (31,314,564)
---------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                 (4,230,753,779)     (4,230,753,779)    (5,961,810,996)     (5,961,810,996)
---------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            (59,025,035)        (59,025,035)      (143,620,563)       (143,620,563)
---------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                        (1,117,759,797)     (1,117,759,797)    (1,788,092,794)     (1,788,092,794)
=================================================================================================================================
                                                           (23,092,582)   $    (23,092,582)       152,725,985    $    152,725,985
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 58% of the outstanding shares of the Fund. FMC has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Corporate Class shares commenced sales on September 8, 2005.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    RESOURCE CLASS
                                                      ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED MARCH 31,
                                                      SEPTEMBER 30,       -------------------------------------------------------
                                                          2005              2005        2004        2003        2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.01              0.01        0.01        0.01        0.02       0.04
=================================================================================================================================
Less distributions from net investment income              (0.01)            (0.01)      (0.01)      (0.01)      (0.02)     (0.04)
=================================================================================================================================
Net asset value, end of period                          $   1.00          $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.05%             1.08%       0.68%       1.06%       2.00%      3.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $360,738          $289,621    $299,205    $260,178    $137,307    $15,464
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.38%(b)          0.38%       0.38%       0.38%       0.38%      0.36%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         0.47%(b)          0.47%       0.47%       0.47%       0.48%      0.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets        2.07%(b)          1.08%       0.67%       1.04%       1.84%      3.68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $361,519,387.

NOTE 9--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On March 23, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending March 31, 2006. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior reporting period, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

    E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec.. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Edward K. Dunn Jr.                                                              11 Greenway Plaza
Jack M. Fields                    Lisa O. Brinkley                              Suite 100
Carl Frischling                   Senior Vice President and Chief Compliance    Houston, TX 77046-1173
Robert H. Graham                  Officer
Vice Chair                                                                      TRANSFER AGENT
Gerald J. Lewis                   Russell C. Burk                               AIM Investment Services, Inc.
Prema Mathai-Davis                Senior Vice President and Senior Officer      P.O. Box 4739
Lewis F. Pennock                                                                Houston, TX 77210-4739
Ruth H. Quigley                   Kevin M. Carome
Larry Soll                        Senior Vice President, Secretary and Chief    CUSTODIAN
Raymond Stickel, Jr.              Legal Officer                                 The Bank of New York
Mark H. Williamson                                                              2 Hanson Place
                                  Sidney M. Dilgren                             Brooklyn, NY 11217-1431
                                  Vice President, Treasurer
                                  and Principal Financial Officer               COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  J. Philip Ferguson                            Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599
                                  Karen Dunn Kelley
                                  Vice President                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                Fund Management Company
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02731 and 2-58286. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-659-1005 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission's Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the Securities and Exchange Commission's Web site, sec.gov.


                           YOUR GOALS. OUR SOLUTIONS.
                            --Registered Trademark--


                                                                                                [AIM INVESTMENTS LOGO APPEARS HERE]
AIMinvestments.com               TFIT-SAR-4               Fund Management Company                    --Registered Trademark--

ITEM 2.  CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None

ITEM 11.    CONTROLS AND PROCEDURES.

 (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 12(a)(1)         Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)         Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Tax-Free Investments Trust

By:
         /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    December 2, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
         /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    December  2, 2005

By:
         /s/ SIDNEY M. DILGREN
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    December 2, 2005

                                  EXHIBIT INDEX


 12(a)(1)         Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)         Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.